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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22127

Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Balanced Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 64.5%
CONSUMER DISCRETIONARY 5.4%
Auto Components 1.8%
Delphi Automotive PLC(a)	181,051	$5,721,212
Johnson Controls, Inc.(b)	322,753	10,483,017
Total		16,204,229
Hotels, Restaurants & Leisure 0.1%
Ctrip.com International Ltd., ADR(a)(b)	49,080	1,062,091
Media 2.9%
Comcast Corp., Class A(b)	380,593	11,421,596
Discovery Communications, Inc., Class A(a)(b)	111,352	5,634,411
Viacom, Inc., Class B	186,129	8,833,683
Total		25,889,690
Specialty Retail 0.6%
Home Depot, Inc. (The)	100,433	5,052,784
TOTAL CONSUMER DISCRETIONARY		48,208,794
CONSUMER STAPLES 6.8%
Beverages 1.8%
Diageo PLC, ADR(b)	56,603	5,462,189
PepsiCo, Inc.(b)	165,057	10,951,532
Total		16,413,721
Food & Staples Retailing 1.1%
CVS Caremark Corp.	219,178	9,819,174
Food Products 0.8%
Kraft Foods, Inc., Class A	195,153	7,417,766
Household Products 1.1%
Procter & Gamble Co. (The)	138,189	9,287,683
Personal Products 0.3%
Herbalife Ltd.(b)	33,296	2,291,431
Tobacco 1.7%
Philip Morris International, Inc.(b)	174,318	15,446,318
TOTAL CONSUMER STAPLES		60,676,093

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 7.0%
Energy Equipment & Services 1.3%
Baker Hughes, Inc.(b)	48,787	$2,046,127
National Oilwell Varco, Inc.(b)	52,874	4,201,897
Weatherford International Ltd.(a)	362,118	5,464,360
Total		11,712,384
Oil, Gas & Consumable Fuels 5.7%
Apache Corp.(b)	56,728	5,697,760
Chevron Corp.	127,453	13,668,060
ConocoPhillips	117,763	8,951,165
Devon Energy Corp.	83,709	5,953,384
Exxon Mobil Corp.	191,768	16,632,039
Total		50,902,408
TOTAL ENERGY		62,614,792
FINANCIALS 10.1%
Capital Markets 3.3%
BlackRock, Inc.(b)	35,111	7,194,244
Goldman Sachs Group, Inc. (The)	72,181	8,977,151
Invesco Ltd.(b)	262,392	6,997,995
State Street Corp.	150,529	6,849,069
Total		30,018,459
Commercial Banks 1.1%
Wells Fargo & Co.	200,882	6,858,111
Itaú Unibanco Holding SA, ADR	138,540	2,658,583
Total		9,516,694
Diversified Financial Services 3.1%
Citigroup, Inc.	221,181	8,084,165
JPMorgan Chase & Co.	427,264	19,645,599
Total		27,729,764
Insurance 2.6%
Berkshire Hathaway, Inc., Class B(a)	239,358	19,423,902
MetLife, Inc.(b)	107,401	4,011,427
Total		23,435,329
TOTAL FINANCIALS		90,700,246
HEALTH CARE 8.4%
Biotechnology 0.3%
Celgene Corp.(a)(b)	38,482	2,983,125
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.(b)	124,622	7,449,903
Covidien PLC	121,901	6,665,547
Total		14,115,450

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 2.7%
Cardinal Health, Inc.	128,713	$5,548,817
CIGNA Corp.	121,957	6,006,382
Express Scripts, Inc.(b)	87,912	4,763,072
Medco Health Solutions, Inc.	26,893	1,890,578
WellPoint, Inc.(b)	81,257	5,996,767
Total		24,205,616
Pharmaceuticals 3.8%
Abbott Laboratories(b)	149,889	9,186,697
Johnson & Johnson	90,395	5,962,454
Merck & Co., Inc.	197,189	7,572,058
Pfizer, Inc.	504,652	11,435,414
Total		34,156,623
TOTAL HEALTH CARE		75,460,814
INDUSTRIALS 7.0%
Aerospace & Defense 2.0%
Honeywell International, Inc.	186,223	11,368,914
United Technologies Corp.(b)	83,616	6,935,111
Total		18,304,025
Air Freight & Logistics 0.3%
FedEx Corp.	33,406	3,072,016
Industrial Conglomerates 3.3%
General Electric Co.	813,966	16,336,298
Tyco International Ltd.	234,407	13,168,985
Total		29,505,283
Professional Services 0.9%
Nielsen Holdings NV(a)	258,208	7,782,389
Road & Rail 0.5%
Union Pacific Corp.	41,227	4,431,078
TOTAL INDUSTRIALS		63,094,791
INFORMATION TECHNOLOGY 17.2%
Communications Equipment 1.4%
QUALCOMM, Inc.	190,053	12,927,405
Computers & Peripherals 4.8%
Apple, Inc.(a)	52,809	31,657,411
EMC Corp.(a)(b)	267,946	8,006,226
NetApp, Inc.(a)(b)	79,958	3,579,720
Total		43,243,357

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 4.0%
eBay, Inc.(a)	506,072	$18,668,996
Google, Inc., Class A(a)	27,341	17,532,143
Total		36,201,139
IT Services 3.0%
Cognizant Technology Solutions Corp., Class A(a)	78,242	6,020,722
International Business Machines Corp.(b)	53,666	11,197,411
Mastercard, Inc., Class A	23,569	9,911,707
Total		27,129,840
Office Electronics 0.8%
Xerox Corp.	843,119	6,812,402
Semiconductors & Semiconductor Equipment 1.5%
Analog Devices, Inc.(b)	73,925	2,986,570
Lam Research Corp.(a)(b)	89,855	4,009,330
Skyworks Solutions, Inc.(a)(b)	216,928	5,998,059
Total		12,993,959
Software 1.7%
Electronic Arts, Inc.(a)	189,168	3,117,489
Microsoft Corp.	360,747	11,634,091
Total		14,751,580
TOTAL INFORMATION TECHNOLOGY		154,059,682
MATERIALS 1.8%
Chemicals 1.8%
Air Products & Chemicals, Inc.	30,329	2,784,202
Celanese Corp., Class A	68,901	3,181,848
Dow Chemical Co. (The)	136,470	4,727,321
EI du Pont de Nemours & Co.	110,630	5,852,327
Total		16,545,698
TOTAL MATERIALS		16,545,698
TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
Vodafone Group PLC, ADR(b)	169,876	4,700,469
TOTAL TELECOMMUNICATION SERVICES		4,700,469
UTILITIES 0.3%
Electric Utilities 0.3%
Exelon Corp.(b)	76,341	2,993,331
TOTAL UTILITIES		2,993,331
Total Common Stocks (Cost: $491,438,996)		$579,054,710

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 11.6%
Aerospace & Defense 0.1%
ADS Tactical, Inc. Senior Secured(c)
04/01/18	11.000%	$138,000	$143,520
BE Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	68,000	68,340
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	58,000	61,480
03/15/21	7.125%	69,000	73,916
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	183,000	198,097
L-3 Communications Corp.
02/15/21	4.950%	800,000	836,869
Total			1,382,222
Automotive 0.1%
Allison Transmission, Inc.(c)
05/15/19	7.125%	50,000	52,000
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	31,000	31,155
06/15/21	8.250%	81,000	81,810
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	68,000	72,420
Delphi Corp.(c)
05/15/19	5.875%	45,000	47,700
05/15/21	6.125%	17,000	18,063
Lear Corp.
03/15/18	7.875%	81,000	88,087
Schaeffler Finance BV Senior Secured(c)
02/15/19	8.500%	34,000	36,295
Visteon Corp.
04/15/19	6.750%	143,000	145,145
Total			572,675
Banking 2.2%
Abbey National Treasury Services PLC Bank Guaranteed(d)
04/25/14	2.137%	1,175,000	1,141,616

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
BB&T Corp. Senior Unsecured(d)
04/28/14	1.253%	$1,250,000	$1,255,715
BNP Paribas SA Bank Guaranteed
02/23/16	3.600%	1,225,000	1,237,734
Bank of America Corp. Senior Unsecured
01/05/21	5.875%	1,365,000	1,443,952
Barclays Bank PLC Senior Unsecured
05/22/19	6.750%	600,000	689,919
Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	1,200,000	1,446,989
Capital One Financial Corp. Senior Unsecured
09/15/17	6.750%	650,000	765,492
Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	1,500,000	1,681,479
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/18/18	5.950%	1,150,000	1,238,796
HSBC Holdings PLC Senior Unsecured
04/05/21	5.100%	1,150,000	1,243,221
ING Bank NV Senior Unsecured(c)(d)
06/09/14	1.875%	1,075,000	1,063,639
KeyCorp Senior Unsecured
08/13/15	3.750%	1,100,000	1,162,993
Lloyds Banking Group PLC(c)(d)
11/29/49	6.267%	79,000	52,930
Lloyds TSB Bank PLC Bank Guaranteed
01/21/21	6.375%	1,000,000	1,073,401
Morgan Stanley Senior Unsecured
04/01/18	6.625%	1,250,000	1,316,268
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	53,000	54,590
U.S. Bank Subordinated Notes(d)
04/29/20	3.778%	1,450,000	1,513,896

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Wachovia Corp. Subordinated Notes
08/01/14	5.250%	$1,175,000	$1,264,692
Total			19,647,322
Brokerage –%
E*Trade Financial Corp. Senior Unsecured
11/30/17	12.500%	110,000	128,012
Neuberger Berman Group LLC/Finance Corp.(c)
Senior Notes
03/15/20	5.625%	32,000	32,160
03/15/22	5.875%	48,000	48,360
Total			208,532
Building Materials –%
Building Materials Corp. of America Senior Notes(c)
05/01/21	6.750%	59,000	62,614
Gibraltar Industries, Inc.
12/01/15	8.000%	85,000	86,700
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	76,000	66,880
Nortek, Inc.
12/01/18	10.000%	8,000	8,480
04/15/21	8.500%	48,000	47,520
Total			272,194
Chemicals 0.2%
CF Industries, Inc.
05/01/18	6.875%	13,000	14,983
05/01/20	7.125%	61,000	72,742
Celanese U.S. Holdings LLC
06/15/21	5.875%	8,000	8,440
Dow Chemical Co. (The) Senior Unsecured
11/15/41	5.250%	700,000	723,040
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	121,000	125,235
Hexion US Finance Corp. Senior Unsecured(c)
04/15/20	6.625%	93,000	94,627
Ineos Finance PLC(c) Senior Secured
05/15/15	9.000%	78,000	82,680
02/15/19	8.375%	76,000	80,370
JM Huber Corp. Senior Unsecured(c)
11/01/19	9.875%	65,000	67,763

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Koppers, Inc.
12/01/19	7.875%	$12,000	$12,810
LyondellBasell Industries NV(c)
11/15/21	6.000%	255,000	267,750
LyondellBasell Industries NV(c)(e)
Senior Notes
04/15/24	5.750%	44,000	43,890
MacDermid, Inc.(c)
04/15/17	9.500%	73,000	75,829
Momentive Performance Materials, Inc.
06/15/14	12.500%	41,000	43,768
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	2,000	2,280
Polypore International, Inc.
11/15/17	7.500%	75,000	79,125
Total			1,795,332
Construction Machinery 0.1%
CNH Capital LLC(c)
11/01/16	6.250%	146,000	156,585
Case New Holland, Inc.
12/01/17	7.875%	130,000	151,125
Columbus McKinnon Corp.
02/01/19	7.875%	49,000	50,960
Manitowoc Co., Inc. (The)
11/01/20	8.500%	47,000	51,700
Neff Rental LLC/Finance Corp. Secured(c)
05/15/16	9.625%	77,000	76,422
RSC Equipment Rental, Inc./Holdings III LLC
11/15/19	10.250%	38,000	42,560
Senior Unsecured
02/01/21	8.250%	42,000	44,730
Terex Corp.
04/01/20	6.500%	42,000	42,315
UR Financing Escrow Corp(c)
Secured
07/15/18	5.750%	43,000	43,968
Senior Unsecured
05/15/20	7.375%	36,000	36,630
04/15/22	7.625%	89,000	91,447
United Rentals North America, Inc.
12/15/19	9.250%	78,000	85,995
Xerium Technologies, Inc.
06/15/18	8.875%	45,000	39,038
Total			913,475

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services –%
Goodman Networks, Inc. Senior Secured(c)
07/01/18	12.125%	$49,000	$50,225
Consumer Products –%
Central Garden and Pet Co.
03/01/18	8.250%	37,000	38,110
Jarden Corp.
01/15/20	7.500%	59,000	64,015
Spectrum Brands, Inc. Senior Notes(c)
03/15/20	6.750%	19,000	19,190
Total			121,315
Diversified Manufacturing 0.1%
Amsted Industries, Inc. Senior Notes(c)
03/15/18	8.125%	82,000	87,330
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	80,000	85,200
Tomkins LLC/Inc. Secured
10/01/18	9.000%	111,000	122,933
Tyco International Ltd./Finance SA
12/15/19	7.000%	650,000	797,770
WireCo WorldGroup, Inc.
05/15/17	9.500%	86,000	88,795
Total			1,182,028
Electric 0.9%
AES Corp. (The) Senior Unsecured(c)
07/01/21	7.375%	114,000	125,970
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	750,000	734,947
CMS Energy Corp. Senior Unsecured
12/15/15	6.875%	70,000	78,106
Calpine Corp. Senior Secured(c)
02/15/21	7.500%	120,000	127,200
Commonwealth Edison Co. 1st Mortgage
09/15/17	6.150%	850,000	1,022,813
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	800,000	900,166

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	$760,000	$871,440
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	58,000	53,360
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	585,000	672,635
KCP&L Greater Missouri Operations Co. Senior Unsecured
07/01/12	11.875%	205,000	210,305
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	45,142	42,998
Nevada Power Co.
08/01/18	6.500%	605,000	746,587
Ohio Edison Co. Senior Unsecured
07/15/36	6.875%	575,000	707,541
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	800,000	955,735
Progress Energy, Inc. Senior Unsecured
12/01/19	4.875%	835,000	931,219
Total			8,181,022
Entertainment 0.1%
AMC Entertainment, Inc.
06/01/19	8.750%	32,000	33,520
Cinemark U.S.A., Inc
06/15/21	7.375%	12,000	12,870
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(f)(g)
07/01/15	9.300%	585,499	585,499
Total			631,889
Food and Beverage 0.3%
ARAMARK Holdings Corp. Senior Unsecured PIK(c)
05/01/16	8.625%	19,000	19,475
Anheuser-Busch InBev Worldwide, Inc.(d)
07/14/14	0.927%	885,000	886,344
Bacardi Ltd.(c)
04/01/14	7.450%	150,000	167,517
Kraft Foods, Inc. Senior Unsecured
08/11/17	6.500%	865,000	1,043,147

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
SABMiller PLC Senior Unsecured(c)
01/15/14	5.700%	$725,000	$783,255
Total			2,899,738
Gaming 0.1%
Caesars Entertainment Operating Co., Inc.
Secured
04/15/18	12.750%	47,000	40,772
Senior Secured
06/01/17	11.250%	111,000	120,990
Caesars Operating Escrow LLC/Corp. Senior Secured(c)
02/15/20	8.500%	25,000	25,438
Chester Downs & Marina LLC Senior Secured(c)
02/01/20	9.250%	49,000	51,756
MGM Resorts International
03/01/18	11.375%	81,000	96,289
Senior Secured
03/15/20	9.000%	64,000	71,200
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	7,000	7,858
ROC Finance LLC/Corp. Secured(c)
09/01/18	12.125%	88,000	98,120
Seminole Indian Tribe of Florida(c)
10/01/17	7.750%	8,000	8,670
Senior Secured
10/01/20	6.535%	98,000	98,604
Seneca Gaming Corp.(c)
12/01/18	8.250%	61,000	62,372
Tunica-Biloxi Gaming Authority Senior Unsecured(c)
11/15/15	9.000%	27,000	26,325
Total			708,394
Gas Distributors 0.1%
Sempra Energy Senior Unsecured
06/01/16	6.500%	750,000	886,565
Gas Pipelines 0.6%
El Paso Corp.
Senior Unsecured
06/01/18	7.250%	13,000	14,625
09/15/20	6.500%	265,000	292,163
01/15/32	7.750%	51,000	58,076
Energy Transfer Partners LP Senior Unsecured
02/01/42	6.500%	725,000	763,955

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Enterprise Products Operating LLC
02/01/41	5.950%	$500,000	$557,020
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	97,000	101,850
Nisource Finance Corp.
09/15/17	5.250%	840,000	933,334
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	94,000	99,405
07/15/21	6.500%	87,000	92,220
Southern Natural Gas Co. Senior Unsecured(c)
04/01/17	5.900%	850,000	962,558
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	255,000	258,825
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	700,000	842,372
Total			4,976,403
Health Care 0.4%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	11,068	11,677
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	82,000	87,227
CHS/Community Health Systems, Inc.(c)
11/15/19	8.000%	73,000	75,373
ConvaTec Healthcare E SA Senior Unsecured(c)
12/15/18	10.500%	111,000	114,052
Emdeon, Inc.(c)
12/31/19	11.000%	72,000	81,360
Express Scripts Holding Co.
06/15/14	6.250%	750,000	822,951
Fresenius Medical Care U.S. Finance II, Inc.(c)
01/31/22	5.875%	30,000	30,825
Fresenius Medical Care U.S. Finance, Inc.(c)
09/15/18	6.500%	76,000	82,840
02/15/21	5.750%	43,000	44,183
HCA, Inc.
02/15/22	7.500%	71,000	75,615
Senior Secured
02/15/20	7.875%	111,000	121,961
09/15/20	7.250%	184,000	200,330
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	49,000	51,205
Health Management Associates, Inc. Senior Unsecured(c)
01/15/20	7.375%	51,000	52,020

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Healthsouth Corp.
02/15/20	8.125%	$48,000	$52,620
09/15/22	7.750%	4,000	4,320
Hospira, Inc. Senior Unsecured
03/30/17	6.050%	750,000	834,961
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	57,000	55,433
Kinetic Concepts/KCI U.S.A., Inc.(c)
11/01/18	10.500%	59,000	61,286
11/01/19	12.500%	41,000	38,438
Multiplan, Inc.(c)
09/01/18	9.875%	107,000	115,827
PSS World Medical, Inc.(c)
03/01/22	6.375%	12,000	12,330
Physio-Control International, Inc. Senior Secured(c)
01/15/19	9.875%	61,000	64,050
Radnet Management, Inc.
04/01/18	10.375%	26,000	25,870
Rural/Metro Corp. Senior Unsecured(c)
07/15/19	10.125%	41,000	38,130
STHI Holding Corp. Secured(c)
03/15/18	8.000%	37,000	39,220
USPl Finance Corp. Senior Unsecured(c)(e)
04/01/20	9.000%	35,000	36,050
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	104,000	106,080
02/01/19	7.750%	43,000	42,785
Vanguard Health Holding Co. II LLC/Inc.(c)
02/01/19	7.750%	24,000	23,820
Total			3,402,839
Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	36,000	39,420
Cigna Corp. Senior Unsecured
02/15/42	5.375%	900,000	923,107
Total			962,527
Home Construction –%
KB Home
03/15/20	8.000%	30,000	29,700
Meritage Homes Corp. Senior Notes(c)(e)
04/01/22	7.000%	24,000	24,060

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
Shea Homes LP/Funding Corp. Senior Secured(c)
05/15/19	8.625%	$60,000	$62,400
Taylor Morrison Communities, Inc./Monarch Senior Notes(c)(e)
04/15/20	7.750%	30,000	30,000
Total			146,160
Independent Energy 0.8%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	850,000	979,962
Antero Resources Finance Corp.
12/01/17	9.375%	4,000	4,330
Antero Resources Finance Corp.(c)
08/01/19	7.250%	14,000	14,420
Canadian Natural Resources Ltd. Senior Unsecured
05/15/17	5.700%	775,000	917,772
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	126,000	132,615
Chaparral Energy, Inc.
10/01/20	9.875%	40,000	44,600
09/01/21	8.250%	86,000	91,590
Chesapeake Energy Corp.
08/15/20	6.625%	15,000	15,225
11/15/20	6.875%	40,000	41,300
02/15/21	6.125%	156,000	154,440
Cimarex Energy Co.(e)
05/01/22	5.875%	41,000	41,513
Concho Resources, Inc.
01/15/21	7.000%	176,000	188,760
01/15/22	6.500%	19,000	20,045
Continental Resources, Inc.
10/01/19	8.250%	3,000	3,353
04/01/21	7.125%	88,000	97,460
Continental Resources, Inc.(c)
09/15/22	5.000%	130,000	130,325
Encana Corp. Senior Unsecured
11/15/21	3.900%	950,000	924,825
Goodrich Petroleum Corp.
03/15/19	8.875%	33,000	32,010
Hilcorp Energy I LP/Finance Co. Senior Notes(c)
02/15/20	8.000%	13,000	14,040
Kodiak Oil & Gas Corp.(c)
12/01/19	8.125%	129,000	136,417
Laredo Petroleum, Inc.
02/15/19	9.500%	170,000	189,125
MEG Energy Corp.(c)
03/15/21	6.500%	102,000	106,845

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Nexen, Inc. Senior Unsecured
03/10/35	5.875%	$850,000	$878,489
Oasis Petroleum, Inc.
02/01/19	7.250%	106,000	111,565
11/01/21	6.500%	80,000	80,400
QEP Resources, Inc. Senior Unsecured
10/01/22	5.375%	70,000	69,650
Range Resources Corp.
05/01/18	7.250%	1,000	1,055
05/15/19	8.000%	67,000	73,532
06/01/21	5.750%	46,000	48,300
08/15/22	5.000%	16,000	15,800
SM Energy Co. Senior Unsecured
11/15/21	6.500%	36,000	38,340
Southwestern Energy Co.
02/01/18	7.500%	590,000	710,864
Whiting Petroleum Corp.
10/01/18	6.500%	4,000	4,260
Woodside Finance Ltd.(c)
05/10/21	4.600%	825,000	858,073
Total			7,171,300
Integrated Energy 0.2%
Petro-Canada Senior Unsecured
05/15/18	6.050%	775,000	924,151
Phillips 66(c)
05/01/42	5.875%	875,000	896,365
Total			1,820,516
Life Insurance 0.3%
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	600,000	759,523
MetLife, Inc. Senior Unsecured
08/15/18	6.817%	775,000	949,610
Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	775,000	894,944
Total			2,604,077
Media Cable 0.2%
CCO Holdings LLC/Capital Corp.
04/30/18	7.875%	48,000	51,480
01/15/19	7.000%	70,000	74,200
01/31/22	6.625%	67,000	69,512

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
CSC Holdings LLC Senior Unsecured
02/15/18	7.875%	$60,000	$67,050
Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	57,000	60,277
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	800,000	867,040
DISH DBS Corp.
09/01/19	7.875%	120,000	138,000
06/01/21	6.750%	110,000	118,525
Nara Cable Funding Ltd. Senior Secured(c)
12/01/18	8.875%	68,000	65,620
UPCB Finance VI Ltd. Senior Secured(c)
01/15/22	6.875%	52,000	53,321
Videotron Ltee(c)
07/15/22	5.000%	27,000	26,730
Total			1,591,755
Media Non-Cable 0.5%
AMC Networks, Inc.(c)
07/15/21	7.750%	76,000	84,740
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	42,000	37,800
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	111,000	121,684
Clear Channel Worldwide Holdings, Inc.(c)
03/15/20	7.625%	25,000	24,125
03/15/20	7.625%	143,000	140,140
Hughes Satellite Systems Corp.
06/15/21	7.625%	84,000	90,090
Senior Secured
06/15/19	6.500%	36,000	37,620
Intelsat Jackson Holdings SA
10/15/20	7.250%	97,000	101,971
Intelsat Luxembourg SA PIK
02/04/17	11.500%	56,000	58,240
Lamar Media Corp.(c)
02/01/22	5.875%	60,000	61,050
NBCUniversal Media LLC Senior Unsecured
04/01/41	5.950%	950,000	1,093,315
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	79,000	84,135
News America, Inc.
03/15/33	6.550%	1,000,000	1,097,557

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Nielsen Finance LLC/Co.
10/15/18	7.750%	$157,000	$173,092
Salem Communications Corp. Secured
12/15/16	9.625%	68,000	74,970
Sinclair Television Group, Inc. Secured(c)
11/01/17	9.250%	36,000	40,050
TCM Sub LLC(c)
01/15/15	3.550%	1,000,000	1,058,178
Univision Communications, Inc.(c)
05/15/21	8.500%	50,000	49,500
Senior Secured
11/01/20	7.875%	98,000	102,900
XM Satellite Radio, Inc.(c)
11/01/18	7.625%	96,000	103,200
Total			4,634,357
Metals 0.3%
Alpha Natural Resources, Inc.
06/01/19	6.000%	92,000	84,180
06/01/21	6.250%	6,000	5,430
ArcelorMittal Senior Unsecured
03/01/21	5.500%	985,000	966,753
Arch Coal, Inc.(c)
06/15/19	7.000%	123,000	114,083
06/15/21	7.250%	40,000	36,500
Calcipar SA Senior Secured(c)
05/01/18	6.875%	40,000	40,600
Consol Energy, Inc.
04/01/20	8.250%	95,000	99,275
FMG Resources August 2006 Proprietary Ltd.(c)
02/01/16	6.375%	141,000	140,647
11/01/19	8.250%	36,000	37,800
JMC Steel Group Senior Notes(c)
03/15/18	8.250%	103,000	107,120
Peabody Energy Corp.(c)
11/15/18	6.000%	40,000	39,200
11/15/21	6.250%	56,000	54,880
Rain CII Carbon LLC/Corp. Senior Secured(c)
12/01/18	8.000%	89,000	94,340
Vale Overseas Ltd.
01/23/17	6.250%	800,000	921,941
Total			2,742,749
Non-Captive Consumer –%
SLM Corp.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Consumer (continued)
03/25/20	8.000%	$68,000	$73,440
01/25/22	7.250%	79,000	82,541
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	67,000	52,093
Total			208,074
Non-Captive Diversified 0.5%
Aircastle Ltd. Senior Notes(c)(e)
04/15/17	6.750%	63,000	63,000
Ally Financial, Inc.
03/15/20	8.000%	368,000	409,400
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	168,000	171,360
CIT Group, Inc.(c)
Senior Secured
04/01/18	6.625%	158,000	169,850
Senior Unsecured
02/15/19	5.500%	84,000	85,260
Ford Motor Credit Co. LLC
Senior Unsecured
01/15/20	8.125%	43,000	51,976
02/01/21	5.750%	337,000	363,609
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	2,400,000	2,554,368
International Lease Finance Corp.
Senior Unsecured
05/15/19	6.250%	71,000	70,083
12/15/20	8.250%	170,000	187,036
01/15/22	8.625%	45,000	50,025
TransUnion Holding Co., Inc. Senior Notes PIK(c)
06/15/18	9.625%	50,000	52,500
Total			4,228,467
Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	175,000	183,750
Green Field Energy Services, Inc. Senior Secured(c)
11/15/16	13.000%	110,000	107,800
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	170,000	187,000
Weatherford International, Inc.
06/15/37	6.800%	850,000	938,506
Total			1,417,056

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry –%
Interline Brands, Inc.
11/15/18	7.000%	$47,000	$49,585

Packaging 0.1%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc.(c)
10/15/20	9.125%	48,000	50,280
Ardagh Packaging Finance PLC Senior Secured(c)
10/15/17	7.375%	35,000	37,538
Berry Plastics Corp. Secured
01/15/21	9.750%	56,000	61,180
Reynolds Group Issuer, Inc./LLC(c)
Senior Secured
04/15/19	7.125%	80,000	83,400
08/15/19	7.875%	95,000	102,125
Senior Unsecured
08/15/19	9.875%	159,000	162,577
Total			497,100
Paper –%
Cascades, Inc.
12/15/17	7.750%	28,000	28,000
Verso Paper Holdings LLC/Inc. Secured
02/01/19	8.750%	19,000	10,450
Total			38,450
Pharmaceuticals 0.1%
Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	27,000	28,890
Grifols, Inc.
02/01/18	8.250%	80,000	86,600
Mylan, Inc.(c)
11/15/18	6.000%	51,000	53,295
Pharmaceutical Product Development, Inc. Senior Unsecured(c)
12/01/19	9.500%	26,000	28,210
Roche Holdings, Inc.(c)
03/01/19	6.000%	925,000	1,128,036
Total			1,325,031
Property & Casualty 0.5%
ACE INA Holdings, Inc.
03/15/18	5.800%	850,000	1,021,167
Berkshire Hathaway, Inc. Senior Unsecured(d)
08/15/14	1.203%	1,100,000	1,114,692

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	$700,000	$817,141
Liberty Mutual Group, Inc.(c)
06/01/21	5.000%	775,000	773,934
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	650,000	742,417
Total			4,469,351
Railroads 0.2%
CSX Corp. Senior Unsecured
10/30/20	3.700%	800,000	825,642
Canadian Pacific Railway Co. Senior Unsecured
03/15/23	4.450%	825,000	846,727
Total			1,672,369
REITs 0.3%
Duke Realty LP Senior Unsecured
08/15/19	8.250%	600,000	741,014
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	750,000	762,254
Simon Property Group LP Senior Unsecured
02/01/40	6.750%	750,000	922,076
Total			2,425,344
Retailers 0.2%
99 Cents Only Stores(c)
12/15/19	11.000%	38,000	40,660
AutoNation, Inc.
02/01/20	5.500%	30,000	30,450
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	64,000	66,560
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	650,000	767,065
J Crew Group, Inc.
03/01/19	8.125%	30,000	30,525
Jo-Ann Stores, Inc. Senior Unsecured(c)
03/15/19	8.125%	82,000	82,410
Limited Brands, Inc.
04/01/21	6.625%	35,000	37,931
02/15/22	5.625%	68,000	68,595

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	$650,000	$729,325
QVC, Inc. Senior Secured(c)
10/15/20	7.375%	44,000	48,400
Rite Aid Corp.
Senior Secured
08/15/20	8.000%	90,000	103,613
Senior Unsecured
02/15/27	7.700%	38,000	35,340
Rite Aid Corp.(c)
03/15/20	9.250%	90,000	90,900
Sally Holdings LLC/Capital, Inc.(c)
11/15/19	6.875%	25,000	26,563
Total			2,158,337
Supermarkets 0.1%
Kroger Co. (The)
07/15/40	5.400%	550,000	588,900

Technology 0.3%
Alliance Data Systems Corp. Senior Notes(c)
04/01/20	6.375%	28,000	28,350
Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	116,000	124,265
06/01/21	6.625%	14,000	14,473
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	40,000	42,000
01/15/20	6.875%	43,000	47,408
CDW LLC / Finance Corp.
04/01/19	8.500%	85,000	90,525
Senior Secured
12/15/18	8.000%	49,000	53,042
CDW LLC/Finance Corp.(c)
04/01/19	8.500%	31,000	33,015
Cardtronics, Inc.
09/01/18	8.250%	104,000	114,400
CommScope, Inc.(c)
01/15/19	8.250%	50,000	53,250
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	48,000	52,680
First Data Corp.
01/15/21	12.625%	76,000	76,190
PIK
09/24/15	10.550%	15,000	15,225
First Data Corp.(c)
Senior Secured
06/15/19	7.375%	73,000	74,095

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
08/15/20	8.875%	$80,000	$86,700
Freescale Semiconductor, Inc.
08/01/20	10.750%	24,000	26,940
Freescale Semiconductor, Inc.(c)
Senior Secured
04/15/18	9.250%	47,000	51,465
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	850,000	866,869
Interactive Data Corp.
08/01/18	10.250%	92,000	103,960
NXP BV/Funding LLC Senior Secured(c)
08/01/18	9.750%	93,000	106,252
Oracle Corp. Senior Unsecured
04/15/38	6.500%	700,000	907,875
Total			2,968,979
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	80,000	87,400
ERAC U.S.A. Finance LLC(c)
10/15/37	7.000%	720,000	821,400
Hertz Corp. (The)
10/15/18	7.500%	65,000	68,981
01/15/21	7.375%	34,000	36,210
Total			1,013,991
Wireless 0.4%
America Movil SAB de CV
11/15/17	5.625%	500,000	582,149
Cricket Communications, Inc.
10/15/20	7.750%	41,000	40,282
Senior Secured
05/15/16	7.750%	37,000	39,035
MetroPCS Wireless, Inc.
09/01/18	7.875%	40,000	42,000
11/15/20	6.625%	10,000	9,938
Nextel Communications, Inc.
08/01/15	7.375%	98,000	94,570
Rogers Communications, Inc.
08/15/18	6.800%	740,000	921,243
SBA Telecommunications, Inc.
08/15/16	8.000%	80,000	86,000
08/15/19	8.250%	133,000	146,632
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	50,000	48,250
Sprint Nextel Corp.(c)
11/15/18	9.000%	187,000	205,232
03/01/20	7.000%	37,000	37,555
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
11/15/21	11.500%	$62,000	$66,805
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	905,000	880,406
Wind Acquisition Finance SA Senior Secured(c)
02/15/18	7.250%	105,000	98,700
Total			3,298,797
Wirelines 0.9%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	1,175,000	1,429,927
Deutsche Telekom International Finance BV
03/23/16	5.750%	400,000	451,706
Embarq Corp. Senior Unsecured
06/01/36	7.995%	915,000	924,849
France Telecom SA Senior Unsecured
09/14/16	2.750%	1,075,000	1,105,787
Frontier Communications Corp.
Senior Unsecured
04/15/20	8.500%	10,000	10,525
04/15/22	8.750%	56,000	59,080
Integra Telecom Holdings, Inc. Senior Secured(c)
04/15/16	10.750%	25,000	22,594
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	81,000	92,340
Level 3 Financing, Inc.
02/15/17	8.750%	30,000	31,350
02/01/18	10.000%	21,000	22,995
04/01/19	9.375%	119,000	130,007
Level 3 Financing, Inc.(c)
Senior Unsecured
07/01/19	8.125%	21,000	21,683
PAETEC Holding Corp.
12/01/18	9.875%	124,000	140,120
Senior Secured
06/30/17	8.875%	64,000	69,440
Telecom Italia Capital SA
07/18/36	7.200%	1,040,000	1,008,800
Telefonica Emisiones SAU
01/15/15	4.949%	1,090,000	1,123,970
Tw telecom holdings, inc.
03/01/18	8.000%	65,000	71,012

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	$1,270,000	$1,506,075
Total			8,222,260
Total Corporate Bonds & Notes (Cost: $100,421,543)			$104,087,702

Residential Mortgage-Backed Securities - Agency 13.4%
Federal Home Loan Mortgage Corp.(e)(h)
04/01/42	3.500%	30,070,000	30,807,653
04/01/42	4.000%	11,825,000	12,362,669
04/01/42	4.500%	2,675,000	2,836,336
Federal Home Loan Mortgage Corp.(h)
02/01/17- 07/01/32	6.500%	1,512,711	1,716,522
05/01/18- 02/01/38	5.500%	6,277,044	6,830,505
08/01/18- 05/01/41	5.000%	13,809,875	14,898,938
12/01/23- 06/01/37	6.000%	5,825,983	6,445,327
04/01/32	7.000%	226,425	262,545
05/01/39- 06/01/41	4.500%	12,645,415	13,416,250
CMO Series 3840 Class AU
05/15/37	3.500%	1,530,572	1,576,808
CMO Series 3856 Class EA
10/15/18	3.000%	2,250,365	2,351,692
Federal National Mortgage Assocation(h)
09/01/40	4.000%	6,150,000	6,452,261
Federal National Mortgage Association(d)(h)
08/01/34	5.454%	317,338	340,763
Federal National Mortgage Association(h)
11/01/16-12/01/28	6.000%	548,621	603,183
06/01/17-09/01/32	6.500%	773,904	873,618
04/01/18	4.500%	244,244	262,633
11/01/18-12/01/32	7.000%	2,073,593	2,395,331
07/01/23-06/01/40	5.000%	3,775,042	4,098,583
08/01/23-03/01/38	5.500%	3,814,399	4,177,129
CMO Series 2010-128 Class MA
04/25/38	4.500%	1,908,675	1,972,570
CMO Series 2010-29 Class KB
12/25/21	2.250%	502,934	516,963
Federal National Mortgage Association(h)(i)
CMO IO Series 2003-63 Class IP
07/25/33	6.000%	1,465,990	268,315
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	584,457	51,197

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO IO Series 2004-84 Class GI
12/25/22	5.000%	$87,992	$2,896
Federal National Mortgage Association(h)(j)
10/01/40	4.500%	2,607,519	2,777,467
Government National Mortgage Association(h)
09/15/33	5.000%	880,211	974,851
10/15/33	5.500%	855,395	965,277

Total Residential Mortgage-Backed Securities - Agency (Cost: $117,997,396)			$120,238,282

Residential Mortgage-Backed Securities - Non-Agency 0.1%

Citigroup Mortgage Loan Trust, Inc. CMO Series 2010-6 Class 1A1(c)(h)
05/25/35	4.750%	840,923	848,012

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $836,718)			$848,012

Commercial Mortgage-Backed Securities - Agency 1.9%

Federal National Mortgage Association CMO Series 2002-M2 Class C(h)
08/25/12	4.717%	73,447	73,763
Government National Mortgage Association(d)(h)
CMO Series 2010-52 Class AE
06/16/36	4.115%	1,756,232	1,857,297
Government National Mortgage Association(h)
CMO Series 2007-13 Class C
06/16/40	5.020%	710,819	757,864
CMO Series 2010-102 Class AE
11/16/39	3.500%	1,862,050	1,955,748
CMO Series 2011-109 Class A
07/16/32	2.450%	1,908,182	1,948,236
CMO Series 2011-149 Class A
10/16/46	3.000%	831,172	868,086
CMO Series 2011-64 Class A
08/16/34	2.380%	2,738,802	2,793,471
CMO Series 2011-64 Class AD
11/16/38	2.700%	811,131	835,569
CMO Series 2011-78 Class A
08/16/34	2.250%	3,111,923	3,165,331
CMO Series 2012-25 Class A
11/16/42	2.575%	2,755,752	2,838,444

Total Commercial Mortgage-Backed Securities - Agency (Cost: $17,057,284)			$17,093,809

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 3.0%

Americold LLC Trust Series 2010-ARTA Class A1(c)(h)
01/14/29	3.847%	$589,664	$636,752
Banc of America Merrill Lynch Commercial Mortgage, Inc.(h)
Series 2005-3 Class A3A
07/10/43	4.621%	675,000	684,299
Series 2005-3 Class A4
07/10/43	4.668%	625,000	679,507
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4(h)
12/11/49	5.322%	1,075,000	1,177,333
Commercial Mortgage Pass-Through Certificates(c)(h)
Series 2011-THL Class A
06/09/28	3.376%	1,715,000	1,747,588
Commercial Mortgage Pass-Through Certificates(h)
Series 2006-C8 Class AAB
12/10/46	5.291%	1,133,740	1,214,140
Credit Suisse First Boston Mortgage Securities Corp.(d)(h)
Series 2004-C1 Class A4
01/15/37	4.750%	705,000	740,060
Credit Suisse First Boston Mortgage Securities Corp.(h)
Series 2004-C2 Class A1
05/15/36	3.819%	103,985	105,738
DBUBS Mortgage Trust Series 2011-LC1A Class A3(c)(h)
11/10/46	5.002%	225,000	253,188
GMAC Commercial Mortgage Securities, Inc.(h)
Series 2004-C1 Class A4
03/10/38	4.908%	790,000	837,749
Series 2004-C3 Class AAB
12/10/41	4.702%	1,228,216	1,280,055
GS Mortgage Securities Corp. II Series 2007-GG10 Class F(d)(h)(k)
08/10/45	5.787%	1,050,000	123,060
General Electric Capital Assurance Co.(c)(d)(h)
Series 2003-1 Class A4
05/12/35	5.254%	543,062	580,811
Series 2003-1 Class A5
05/12/35	5.743%	400,000	476,813
Greenwich Capital Commercial Funding Corp.(h)
Series 2005-GG3 Class AAB
08/10/42	4.619%	1,307,201	1,343,283
Series 2007-GG9 Class A4
03/10/39	5.444%	2,125,000	2,338,393
JPMorgan Chase Commercial Mortgage Securities Corp.(c)(h)
Series 2009-IWST Class A2
12/05/27	5.633%	500,000	571,729
Series 2010-C1 Class A1
06/15/43	3.853%	481,701	511,106
Series 2010-C2 Class A3
11/15/43	4.070%	300,000	318,188
Series 2010-CNTR Class A2
08/05/32	4.311%	700,000	733,404
Series 2011-C3 Class A4
02/15/46	4.717%	650,000	719,568

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

JPMorgan Chase Commercial Mortgage Securities Corp.(d)(h)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	$524,836	$553,904
Series 2005-LDP5 Class A4
12/15/44	5.205%	950,000	1,060,720
Series 2006-LDP6 Class ASB
04/15/43	5.490%	206,691	219,379
JPMorgan Chase Commercial Mortgage Securities Corp.(h)
Series 2002-CIB5 Class A2
10/12/37	5.161%	1,168,494	1,183,659
Series 2003-ML1A Class A1
03/12/39	3.972%	157,041	157,300
Series 2005-LDP2 Class A3
07/15/42	4.697%	231,788	233,149
LB-UBS Commercial Mortgage Trust(d)(h)
Series 2007-C7 Class A3
09/15/45	5.866%	850,000	963,026
LB-UBS Commercial Mortgage Trust(h)
Series 2004-C2 Class A3
03/15/29	3.973%	485,732	494,232
Morgan Stanley Capital I Series 2011-C1 Class A4(c)(d)(h)
09/15/47	5.033%	450,000	514,214
Morgan Stanley Reremic Trust(c)(d)(h)
Series 2009-GG10 Class A4A
08/12/45	5.787%	1,325,000	1,494,568
Series 2010-GG10 Class A4A
08/15/45	5.787%	2,075,000	2,340,550
Wachovia Bank Commercial Mortgage Trust(d)(h)
Series 2005- C22 Class AM
12/15/44	5.321%	300,000	317,267
Wachovia Bank Commercial Mortgage Trust(h)
Series 2006-C27 Class APB
07/15/45	5.727%	742,353	751,944

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $27,090,441)			$27,356,676

Asset-Backed Securities - Non-Agency 0.6%

Access Group, Inc. Series 2005-1 Class A1(d)
06/22/18	0.554%	8,478	8,478
Avis Budget Rental Car Funding AESOP LLC Series 2010-2A Class A(c)
08/20/14	3.630%	400,000	407,459
DT Auto Owner Trust Series 2009-1 Class A1(c)
10/15/15	2.980%	189,093	189,093
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1(c)(d)
04/26/37	0.374%	342,612	336,533
GTP Towers Issuer LLC(c)
02/15/15	4.436%	300,000	307,830
Hertz Vehicle Financing LLC(c)
Series 2009-2A Class A1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

03/25/14	4.260%	$900,000	$921,670
Series 2010-1A Class A1
02/25/15	2.600%	500,000	511,640
SBA Tower Trust(c)
04/15/40	4.254%	1,000,000	1,035,894
SLM Student Loan Trust(c)
Series 2012-A Class A2
01/17/45	3.830%	400,000	407,202
SLM Student Loan Trust(d)
Series 2006-C Class A2
09/15/20	0.524%	233,390	232,128
Santander Drive Auto Receivables Trust
Series 2010-2 Class A2
08/15/13	0.950%	251,262	251,464
Series 2012-1 Class B
05/16/16	2.720%	325,000	330,513
Sierra Receivables Funding Co. LLC(c)
Series 2010-1A Class A1
07/20/26	4.480%	92,019	95,487
Series 2010-2A Class A
11/20/25	3.840%	181,470	185,144
Series 2010-3A Class A
11/20/25	3.510%	175,346	179,031
Sierra Receivables Funding Co. LLC(c)(d)
Series 2007-2A Class A2 (NPFGC)
09/20/19	1.242%	424,158	416,420

Total Asset-Backed Securities - Non-Agency (Cost: $5,695,491)			$5,815,986

Inflation-Indexed Bonds 0.3%

U.S. Treasury Inflation-Indexed Bond
07/15/15	1.875%	685,108	764,109
07/15/17	2.625%	1,093,490	1,314,666
01/15/29	2.500%	501,401	661,771

Total Inflation-Indexed Bonds (Cost: $2,440,484)			$2,740,546

U.S. Treasury Obligations 1.5%

U.S. Treasury
08/15/40	3.875%	10,065,000	11,132,836
U.S. Treasury(b)
02/28/17	0.875%	2,160,000	2,144,813

Total U.S. Treasury Obligations (Cost: $13,032,945)			$13,277,649

Foreign Government Obligations 0.8%

CANADA 0.7%

Province of Nova Scotia Senior Unsecured
01/26/17	5.125%	1,700,000	1,983,611

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)

CANADA (CONTINUED)

Province of Ontario Senior Unsecured
12/15/17	3.150%	$1,975,000	$2,114,755
Province of Quebec Senior Unsecured(b)
05/14/18	4.625%	1,650,000	1,916,293
Total			6,014,659

MEXICO 0.1%

Pemex Project Funding Master Trust
01/21/21	5.500%	900,000	992,250

Total Foreign Government Obligations (Cost: $6,743,589)			$7,006,909

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%

State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/15	4.511%	$1,550,000	$1,629,159

Total Municipal Bonds (Cost: $1,578,608)			$1,629,159

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans –%

Automotive –%

Schaeffler AG Tranche C2 Term Loan(d)(e)(l)
01/27/17	6.000%	$30,000	$30,127

Brokerage –%

Nuveen Investments, Inc. 2nd Lien Term Loan(d)(l)
02/28/19	8.250%	68,000	68,736

Gaming –%

ROC Finance LLC Tranche B Term Loan(d)(l)
08/19/17	8.500%	26,000	26,130

MEDIA NON-CABLE –%

Cumulus Media Holdings, Inc.(d)(e)(l)
2nd Lien Term Loan
03/18/19	7.500%	8,000	8,099

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

MEDIA NON-CABLE (CONTINUED)

Cumulus Media Holdings, Inc.(d)(l)
2nd Lien Term Loan
03/18/19	7.500%	$128,000	$129,573
Lonestar Intermediate Super Holdings LLC(d)(e)(l)
Term Loan
09/02/19	11.000%	33,000	33,365
Lonestar Intermediate Super Holdings LLC(d)(l)
Term Loan
09/02/19	11.000%	98,000	99,085
Total			270,122

Total Senior Loans (Cost: $382,365)			$395,115

Issuer		Shares	Value

Warrants –%

ENERGY –%

Energy Equipment & Services –%

Green Field Energy Services, Inc.(a)		110	$7,260

TOTAL ENERGY			7,260

Total Warrants (Cost: $4,452)			$7,260

		Shares	Value
Money Market Funds 5.7%

Columbia Short-Term Cash Fund, 0.161%(m)(n)		50,736,531	$50,736,531

Total Money Market Funds (Cost: $50,736,531)			$50,736,531

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 10.4%

Asset-Backed Commercial Paper 0.6%

Kells Funding LLC
04/12/12	0.581%	499,259	$499,259
04/13/12	0.581%	4,992,508	4,992,508
Total			5,491,767

Certificates of Deposit 1.1%

ABN AMRO Bank N.V.
06/21/12	0.400%	1,997,957	1,997,957

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	$1,000,000	$1,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	1,000,013	1,000,013
N.V. Bank Nederlandse Gemeenten
04/10/12	0.335%	1,000,000	1,000,000
Natixis
04/03/12	0.260%	3,000,000	3,000,000
Norinchukin Bank
05/21/12	0.470%	2,000,000	2,000,000
Total			9,997,970

Commercial Paper 0.8%

Manhattan Asset Funding Co. LLC
04/05/12	0.200%	1,999,689	1,999,689
Skandinaviska Enskilda Banken AB
05/14/12	0.330%	1,998,864	1,998,864
Societe Generale
04/03/12	0.300%	2,999,825	2,999,825
Total			6,998,378

Repurchase Agreements 7.9%

Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,150(o)
	0.180%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

	Repurchase Agreements (continued)

	Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $2,000,045(o)
	0.270%	$2,000,000	$2,000,000
	Morgan Stanley dated 03/30/12, matures 04/02/12, repurchase price $5,000,075(o)
	0.180%	5,000,000	5,000,000
	Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $31,500,683(o)
	0.260%	31,500,000	31,500,000
	Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(o)
	0.270%	5,000,000	5,000,000
	Royal Bank of Canada dated 03/30/12, matures 04/02/12, repurchase price $5,000,075(o)
	0.180%	5,000,000	5,000,000
	Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $12,232,346(o)
	0.190%	12,232,152	12,232,152
Total			70,732,152

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $93,220,267)			$93,220,267

Total Investments
(Cost: $928,677,110)			$1,023,508,613(p)
	Other Assets & Liabilities, Net		(125,791,504)

Net Assets			$897,717,109

Investment in Derivatives

Futures Contracts Outstanding at March 31, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Note, 2-year	(40)	$(8,805,625)	July 2012	$8,055	$—
U.S. Treasury Note, 5-year	(165)	(20,218,945)	July 2012	128,618	—
Total				$136,673	$—

Notes to Portfolio of Investments

(a)                                  Non-income producing.

(b)                                  At March 31, 2012, security was partially or fully on loan.

(c)                                  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $32,680,448 or 3.64% of net assets.

(d)                                  Variable rate security. The interest rate shown reflects the rate as of March 31, 2012.

(e)                                  Represents a security purchased on a when-issued or delayed delivery basis.

(f)                                    Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2012 was $585,499, representing 0.07% of net assets.  Information concerning such security holdings at March 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost

United Artists Theatre Circuit, Inc.
1955-A Pass-Through Certificates
9.30% 07/01/15	12-08-95 - 08-12-96	$562,380

(g)                                  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2012, the value of these securities amounted to $585,499, which represents 0.07% of net assets.

(h)                                  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)                                      Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(j)                                      At March 31, 2012, investments in securities included securities valued at $141,132 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k)                                   Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2012, the value of these securities amounted to $123,060, which represents less than 0.01% of net assets.

(l)                                      Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)                                The rate shown is the seven-day current annualized yield at March 31, 2012.

(n)                                  Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value

Columbia Short-Term Cash Fund	$44,050,011	$54,209,075	$(47,522,555)	$—	$50,736,531	$17,267	$50,736,531

(o)                                  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$2,883,323
Fannie Mae-Aces	318,109
Freddie Mac REMICS	2,769,436
Ginnie Mae II Pool	270,163
Government National Mortgage Association	3,958,969
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$19,715
Government National Mortgage Association	147,535
United States Treasury Note/Bond	1,872,750
Total Market Value of Collateral Securities	$2,040,000

Morgan Stanley (0.180%)

Security Description	Value
Fannie Mae Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$5,425,481
Fannie Mae REMICS	9,328,891
Freddie Mac Gold Pool	1,134,811
Freddie Mac REMICS	11,199,380
Government National Mortgage Association	1,307,877
United States Treasury Inflation Indexed Bonds	1,172,076
United States Treasury Note/Bond	2,562,180
Total Market Value of Collateral Securities	$32,130,696

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$6,376
Fannie Mae Pool	1,394,007
Fannie Mae REMICS	238,011
Fannie Mae-Aces	6,753
Federal Farm Credit Bank	203,073
Federal Home Loan Banks	102,197
Federal Home Loan Mortgage Corp	153,519
Federal National Mortgage Association	177,266
Freddie Mac Coupon Strips	11,549
Freddie Mac Gold Pool	463,542
Freddie Mac Non Gold Pool	104,350
Freddie Mac Reference REMIC	15
Freddie Mac REMICS	386,122
Ginnie Mae I Pool	471,803
Ginnie Mae II Pool	707,404
Government National Mortgage Association	315,987
United States Treasury Bill	73,942
United States Treasury Inflation Indexed Bonds	13,990
United States Treasury Note/Bond	258,941
United States Treasury Strip Coupon	11,153
Total Market Value of Collateral Securities	$5,100,000

Royal Bank of Canada (0.180%)

Security Description	Value
Fannie Mae Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$10,050,750
Freddie Mac Gold Pool	2,426,045
Total Market Value of Collateral Securities	$12,476,795

(p)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
Description	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$48,208,794	$—	$—	$48,208,794
Consumer Staples	60,676,093	—	—	60,676,093
Energy	62,614,792	—	—	62,614,792
Financials	90,700,246	—	—	90,700,246
Health Care	75,460,814	—	—	75,460,814
Industrials	63,094,791	—	—	63,094,791
Information Technology	154,059,682	—	—	154,059,682
Materials	16,545,698	—	—	16,545,698
Telecommunication Services	4,700,469	—	—	4,700,469
Utilities	2,993,331	—	—	2,993,331
Warrants
Energy	—	7,260	—	7,260
Total Equity Securities	579,054,710	7,260	—	579,061,970

Bonds
Corporate Bonds & Notes	—
Electric		8,138,024	42,998	8,181,022
Entertainment		46,390	585,499	631,889
All Other Industries		95,274,791	—	95,274,791
Residential Mortgage-Backed Securities - Agency	—	120,238,282	—	120,238,282
Residential Mortgage-Backed Securities - Non-Agency	—	848,012	—	848,012
Commercial Mortgage-Backed Securities - Agency	—	17,093,809	—	17,093,809
Commercial Mortgage-Backed Securities - Non-Agency	—	27,356,676	—	27,356,676
Asset-Backed Securities - Non-Agency	—	5,815,986	—	5,815,986
Inflation-Indexed Bonds	—	2,740,546	—	2,740,546
U.S. Treasury Obligations	13,277,649	—	—	13,277,649
Foreign Government Obligations	—	7,006,909	—	7,006,909
Municipal Bonds	—	1,629,159	—	1,629,159
Total Bonds	13,277,649	286,188,584	628,497	300,094,730

Other
Senior Loans	—	395,115	—	395,115
Money Market Funds	50,736,531	—	—	50,736,531
Investments of Cash Collateral Received for Securities on Loan	—	93,220,267	—	93,220,267
Total Other	50,736,531	93,615,382	—	144,351,913

Investments in Securities	643,068,890	379,811,226	628,497	1,023,508,613
Derivatives
Assets
Futures Contracts	136,673	—	—	136,673
Total	$643,205,563	$379,811,226	$628,497	$1,023,645,286

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate
Bonds & Notes
Balance as of December 31, 2011	$692,214
Accrued discounts/premiums	1,303
Realized gain (loss)	83
Change in unrealized appreciation (depreciation)*	22,838
Sales	(104,554)
Purchases	16,613
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2012	$628,497

*Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2012 was $22,838.

The fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Corporate Bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain Corporate Bonds classified as Level 3 securities are valued using the market approach and utilize a single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Cash Management Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Asset-Backed Commercial Paper 26.7%
Chariot Funding LLC(a)
04/16/12	0.140%	$7,000,000	$6,999,564
05/15/12	0.190%	24,000,000	23,994,300
FCAR Owner Trust Series I
04/09/12	0.220%	10,000,000	9,999,450
05/01/12	0.260%	14,500,000	14,496,754
Fairway Finance Co. LLC(a)
04/13/12	0.150%	9,000,000	8,999,513
04/23/12	0.140%	10,000,000	9,999,106
04/25/12	0.150%	8,000,000	7,999,167
Jupiter Securitization Co. LLC(a)
04/16/12	0.150%	10,000,000	9,999,333
04/23/12	0.150%	12,000,000	11,998,850
Market Street Funding LLC(a)
04/13/12	0.130%	10,000,000	9,999,531
05/24/12	0.210%	13,000,000	12,995,905
Metlife Short Term Funding LLC(b)
04/16/12	0.150%	3,000,000	2,999,800
Metlife Short Term Funding(a)
04/17/12	0.140%	10,000,000	9,999,339
05/17/12	0.150%	15,000,000	14,997,062
Old Line Funding LLC(a)
05/02/12	0.210%	10,000,000	9,998,133
05/23/12	0.190%	12,000,000	11,996,643
Procter & Gamble International Funding(a)
04/05/12	0.040%	15,000,000	14,999,875
Thunder Bay Funding LLC(a)
05/21/12	0.160%	15,000,000	14,996,600
06/21/12	0.180%	15,000,000	14,993,850
Total Asset-Backed Commercial Paper (Cost: $222,462,775)			$222,462,775

Commercial Paper 25.2%
Banking 10.7%
Bank Of Nova Scotia Trust Co.
04/04/12	0.080%	30,000,000	29,999,667
Canadian Imperial Holdings, Inc.
04/04/12	0.070%	29,000,000	28,999,742
State Street Corp.
04/04/12	0.150%	15,000,000	14,999,750
04/10/12	0.180%	15,000,000	14,999,250
Total			88,998,409
Consumer Products 1.6%
Procter & Gamble Co. (The)(a)
05/25/12	0.120%	13,000,000	12,997,616
Life Insurance 3.4%
New York Life Capital Corp.(a)
04/11/12	0.100%	3,500,000	3,499,893
05/14/12	0.150%	1,000,000	999,817

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)
Life Insurance (continued)
05/16/12	0.120%	$24,000,000	$23,996,320
Total			28,496,030
Non-Captive Diversified 3.5%
General Electric Capital Corp.
04/13/12	0.050%	29,000,000	28,999,476
Pharmaceuticals 6.0%
Johnson & Johnson(a)
05/01/12	0.070%	25,500,000	25,498,463
Pfizer, Inc.(a)
04/10/12	0.080%	15,000,000	14,999,667
04/19/12	0.110%	10,000,000	9,999,419
Total			50,497,549
Total Commercial Paper (Cost: $209,989,080)			$209,989,080

Certificates of Deposit 12.3%
Bank Of Montreal
04/03/12	0.150%	29,000,000	29,000,000
Royal Bank of Canada
04/02/12	0.120%	29,200,000	29,200,000
Toronto Dominion Bank
05/10/12	0.120%	29,000,000	29,000,000
Westpac Banking Corp.(c)
07/03/12	0.506%	15,000,000	15,000,000
Total Certificates of Deposit (Cost: $102,200,000)			$102,200,000

U.S. Government & Agency Obligations 15.2%
Federal Home Loan Banks
04/02/12	0.001%	6,000,000	6,000,000
04/04/12	0.060%	3,000,000	2,999,977
05/29/12	0.060%	30,000,000	29,997,050
Federal Home Loan Banks(c)
09/05/12	0.270%	19,000,000	19,000,000
Federal Home Loan Mortgage Corp.
04/16/12	0.020%	12,000,000	11,999,893
05/09/12	0.040%	37,000,000	36,998,397
05/22/12	0.060%	20,000,000	19,998,844
Total U.S. Government & Agency Obligations (Cost: $126,994,161)			$126,994,161

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Repurchase Agreements 1.2%
RBC Capital Markets LLC dated 03/30/12, matures 04/02/12, repurchase price $10,000,025 (collateralized by U.S. Treasury) Total market value $10,000,075
	0.030%	10,000,000	$10,000,000
Total Repurchase Agreements (Cost: $10,000,000)			$10,000,000

Treasury Note Short-Term 14.9%
U.S. Treasury Bills
04/05/12	0.013%	26,000,000	$25,999,955
04/19/12	0.101%	24,500,000	24,498,707
05/10/12	0.084%	20,000,000	19,998,167
05/31/12	0.051%	24,000,000	23,997,966
06/28/12	0.100%	15,000,000	14,996,403
08/23/12	0.130%	15,000,000	14,992,448
Total Treasury Note Short-Term (Cost: $124,483,646)			$124,483,646

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 4.7%
ABS Other 0.7%
CNH Equipment Trust
Series 2011-C Class A1
01/04/13	0.548%	$1,890,095	$1,890,095
GE Equipment Small Ticket LLC
Series 2011-2A Class A1(b)
11/21/12	0.507%	1,586,142	1,586,142
Great America Leasing Receivables
Series 2012-1 Class A1(b)
04/15/13	0.512%	2,400,000	2,400,000
Total			5,876,237
Car Loan 4.0%
AmeriCredit Automobile Receivables Trust
Series 2011-4 Class A1
10/09/12	0.339%	918,023	918,023

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Car Loan (continued)
Series 2011-5 Class A1
11/08/12	0.433%	$1,057,093	$1,057,093
Series 2012-1 Class A1
02/08/13	0.447%	2,403,627	2,403,627
CarMax Auto Owner Trust
Series 2012-1 Class A1
02/15/13	0.381%	2,396,145	2,396,145
Enterprise Fleet Financing LLC(b)
Series 2011-2 Class A1
07/20/12	0.384%	650,870	650,870
Series 2011-3 Class A1
11/20/12	0.589%	2,546,083	2,546,083
Ford Credit Auto Lease Trust
Series 2012-A Class A1(b)
03/15/13	0.358%	3,507,762	3,507,762
Ford Credit Auto Owner Trust
Series 2012-A Class A1(b)
02/15/13	0.449%	2,410,314	2,410,314
Honda Auto Receivables Owner Trust
Series 2012-1 Class A1
03/15/13	0.413%	6,190,120	6,190,120
Nissan Auto Receivables Owner Trust
Series 2012-A Class A1
03/15/13	0.359%	2,386,722	2,386,722
SMART Trust(b)
Series 2011-4USA Class A1
11/14/12	0.543%	1,426,658	1,426,658
Series 2012-1USA Class A1
03/14/13	0.477%	1,750,000	1,750,000
Volkswagen Auto Lease Trust
Series 2011-A Class A1
11/20/12	0.461%	2,890,268	2,890,268
Volkswagen Auto Loan Enhanced Trust
Series 2012-1 Class A1
01/22/13	0.439%	2,738,576	2,738,576
Total			33,272,261
Total Asset-Backed Securities - Non-Agency (Cost: $39,148,498)			$39,148,498
Total Investments
(Cost: $835,278,160)(d)			$835,278,160(e)
Other Assets & Liabilities, Net			(1,454,122)
Net Assets			$833,824,038

Notes to Portfolio of Investments

(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $286,957,966 or 34.41% of net assets.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $19,277,629 or 2.31% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2012.
(d)	Also represents the cost of securities for federal income tax purposes at March 31, 2012.
(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Short-Term Securities
Asset-Backed Commercial Paper	$—	$222,462,775	$—	$222,462,775
Commercial Paper	—	209,989,080	—	209,989,080
Certificates of Deposit	—	102,200,000	—	102,200,000
U.S. Government & Agency Obligations	—	126,994,161	—	126,994,161
Repurchase Agreements	—	10,000,000	—	10,000,000
Treasury Note Short-Term	—	124,483,646	—	124,483,646
Total Short-Term Securities	—	796,129,662	—	796,129,662

Bonds
Asset-Backed Securities - Non-Agency	—	39,148,498	—	39,148,498
Total Other	—	39,148,498	—	39,148,498
Total	$—	$835,278,160	$—	$835,278,160

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Core Equity Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%
CONSUMER DISCRETIONARY 10.4%
Diversified Consumer Services 0.9%
Apollo Group, Inc., Class A(a)	45,700	$1,765,848
Hotels, Restaurants & Leisure 0.1%
McDonald’s Corp.	2,100	206,010
Household Durables 0.4%
Tempur-Pedic International, Inc.(a)(b)	8,977	757,928
Internet & Catalog Retail 0.4%
Netflix, Inc.(a)(b)	6,290	723,602
Media 3.8%
Comcast Corp., Class A	54,400	1,632,544
DIRECTV, Class A(a)	71,474	3,526,527
DISH Network Corp., Class A	49,300	1,623,449
McGraw-Hill Companies, Inc. (The)	14,900	722,203
Total		7,504,723
Multiline Retail 0.1%
Macy’s, Inc.	2,900	115,217
Specialty Retail 4.7%
AutoZone, Inc.(a)	7,630	2,836,834
Bed Bath & Beyond, Inc.(a)	14,920	981,288
GameStop Corp., Class A(b)	33,200	725,088
Limited Brands, Inc.	50,884	2,442,432
Ross Stores, Inc.	3,788	220,083
TJX Companies, Inc.	50,100	1,989,471
Total		9,195,196
TOTAL CONSUMER DISCRETIONARY		20,268,524
CONSUMER STAPLES 10.7%
Beverages 1.2%
Coca-Cola Enterprises, Inc.	79,396	2,270,726
Food & Staples Retailing 4.2%
CVS Caremark Corp.	21,200	949,760
Kroger Co. (The)	82,079	1,988,774
Safeway, Inc.(b)	11,000	222,310
Wal-Mart Stores, Inc.	83,401	5,104,141
Total		8,264,985
Food Products 0.8%
Campbell Soup Co.(b)	5,900	199,715

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Hershey Co. (The)(b)	19,500	$1,195,935
Tyson Foods, Inc., Class A	7,600	145,540
Total		1,541,190
Household Products 0.1%
Kimberly-Clark Corp.	3,292	243,246
Tobacco 4.4%
Lorillard, Inc.	21,000	2,719,080
Philip Morris International, Inc.	66,129	5,859,691
Total		8,578,771
TOTAL CONSUMER STAPLES		20,898,918
ENERGY 11.5%
Energy Equipment & Services 1.3%
National Oilwell Varco, Inc.	26,183	2,080,763
Schlumberger Ltd.	7,000	489,510
Total		2,570,273
Oil, Gas & Consumable Fuels 10.2%
Apache Corp.	33,679	3,382,719
Chevron Corp.(c)	60,806	6,520,835
ConocoPhillips	18,953	1,440,617
Exxon Mobil Corp.	31,909	2,767,468
Marathon Oil Corp.	59,597	1,889,225
Tesoro Corp.(a)	79,786	2,141,456
Valero Energy Corp.	65,331	1,683,580
Total		19,825,900
TOTAL ENERGY		22,396,173
FINANCIALS 14.5%
Capital Markets 1.2%
Franklin Resources, Inc.	19,400	2,406,182
Commercial Banks 0.5%
U.S. Bancorp	1,100	34,848
Wells Fargo & Co.	25,200	860,328
Total		895,176
Consumer Finance 1.8%
Discover Financial Services	104,042	3,468,760
Diversified Financial Services 5.4%
Citigroup, Inc.	68,605	2,507,513
IntercontinentalExchange, Inc.(a)	5,100	700,842

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
JPMorgan Chase & Co.	135,400	$6,225,692
Moody’s Corp.(b)	28,400	1,195,640
Total		10,629,687
Insurance 3.7%
Aflac, Inc.(b)	46,493	2,138,213
Lincoln National Corp.(b)	3,974	104,755
MetLife, Inc.	54,100	2,020,635
Prudential Financial, Inc.	41,800	2,649,702
Reinsurance Group of America, Inc.	7,016	417,241
Total		7,330,546
Real Estate Investment Trusts (REITs) 1.9%
Simon Property Group, Inc.	24,971	3,637,776
TOTAL FINANCIALS		28,368,127
HEALTH CARE 11.3%
Biotechnology 1.8%
Amgen, Inc.	52,900	3,596,671
Health Care Providers & Services 1.7%
AmerisourceBergen Corp.	26,100	1,035,648
UnitedHealth Group, Inc.	38,182	2,250,447
Total		3,286,095
Pharmaceuticals 7.8%
Abbott Laboratories	39,300	2,408,697
Bristol-Myers Squibb Co.	28,727	969,536
Eli Lilly & Co.	33,089	1,332,494
Merck & Co., Inc.	120,223	4,616,563
Pfizer, Inc.	258,492	5,857,429
Total		15,184,719
TOTAL HEALTH CARE		22,067,485
INDUSTRIALS 10.3%
Aerospace & Defense 4.3%
General Dynamics Corp.	22,388	1,642,831
Lockheed Martin Corp.	35,482	3,188,413
Northrop Grumman Corp.	200	12,216
Raytheon Co.	35,470	1,872,107
United Technologies Corp.	20,716	1,718,185
Total		8,433,752
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	21,674	1,749,525

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 0.6%
Pitney Bowes, Inc.(b)	8,452	$148,586
RR Donnelley & Sons Co.(b)	75,883	940,190
Total		1,088,776
Industrial Conglomerates 2.5%
3M Co.	1,000	89,210
General Electric Co.	66,641	1,337,485
Tyco International Ltd.	63,216	3,551,475
Total		4,978,170
Machinery 0.8%
Illinois Tool Works, Inc.	15,900	908,208
Parker Hannifin Corp.	8,100	684,855
Total		1,593,063
Professional Services 1.2%
Dun & Bradstreet Corp. (The)	26,974	2,285,507
TOTAL INDUSTRIALS		20,128,793
INFORMATION TECHNOLOGY 20.4%
Communications Equipment 3.2%
Cisco Systems, Inc.	224,900	4,756,635
QUALCOMM, Inc.	22,800	1,550,856
Total		6,307,491
Computers & Peripherals 6.3%
Apple, Inc.(a)	19,932	11,948,636
Dell, Inc.(a)	16,500	273,900
Total		12,222,536
IT Services 3.1%
International Business Machines Corp.	3,657	763,033
Mastercard, Inc., Class A	8,717	3,665,847
Visa, Inc., Class A	12,900	1,522,200
Total		5,951,080
Semiconductors & Semiconductor Equipment 1.9%
Applied Materials, Inc.	23,300	289,852
Broadcom Corp., Class A(a)	72,300	2,841,390
NVIDIA Corp.(a)	34,500	530,955
Total		3,662,197
Software 5.9%
Microsoft Corp.	208,712	6,730,962
Oracle Corp.	57,300	1,670,868

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
VMware, Inc., Class A(a)	28,495	$3,201,983
Total		11,603,813
TOTAL INFORMATION TECHNOLOGY		39,747,117
MATERIALS 3.6%
Chemicals 2.0%
CF Industries Holdings, Inc.	18,908	3,453,546
Eastman Chemical Co.	9,036	467,071
Total		3,920,617
Metals & Mining 1.6%
Freeport-McMoRan Copper & Gold, Inc.	76,692	2,917,364
Newmont Mining Corp.	6,017	308,491
Total		3,225,855
TOTAL MATERIALS		7,146,472
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	24,591	767,977
Verizon Communications, Inc.	116,956	4,471,228
Total		5,239,205
TOTAL TELECOMMUNICATION SERVICES		5,239,205
UTILITIES 3.5%
Electric Utilities 1.4%
Exelon Corp.	70,117	2,749,288
Independent Power Producers & Energy Traders 1.2%
AES Corp. (The)(a)	180,541	2,359,671

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 0.9%
Public Service Enterprise Group, Inc.	56,284	$1,722,853
TOTAL UTILITIES		6,831,812
Total Common Stocks (Cost: $156,901,443)		$193,092,626

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.161%(d)(e)	2,322,023	$2,322,023
Total Money Market Funds (Cost: $2,322,023)		$2,322,023

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.8%
Repurchase Agreements 2.8%
Nomura Securities
dated 03/30/12, matures 04/02/12,
repurchase price $3,000,050(f)
	0.200%	3,000,000	$3,000,000
Societe Generale
dated 03/30/12, matures 04/02/12,
repurchase price $2,403,556(f)
	0.190%	2,403,518	2,403,518
Total			5,403,518
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $5,403,518)			$5,403,518
Total Investments
(Cost: $164,626,984)			$200,818,167(g)
Other Assets & Liabilities, Net			(5,627,969)
Net Assets			$195,190,198

Investment in Derivatives

Futures Contracts Outstanding at March 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	7	$2,455,600	June 2012	$58,276	$—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At March 31, 2012, security was partially or fully on loan.
(c)	At March 31, 2012, investments in securities included securities valued at $534,978 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(e)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$2,308,414	$4,374,070	$(4,360,461)	$—	$2,322,023	$846	$2,322,023

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Nomura Securities (0.200%)

Security Description	Value

Fannie Mae Pool	$1,714,078
Freddie Mac Gold Pool	1,345,922
Total Market Value of Collateral Securities	$3,060,000

Societe Generale (0.190%)

Security Description	Value

Fannie Mae Pool	$1,974,890
Freddie Mac Gold Pool	476,698
Total Market Value of Collateral Securities	$2,451,588

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and

the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$20,268,524	$—	$—	$20,268,524
Consumer Staples	20,898,918	—	—	20,898,918
Energy	22,396,173	—	—	22,396,173
Financials	28,368,127	—	—	28,368,127
Health Care	22,067,485	—	—	22,067,485
Industrials	20,128,793	—	—	20,128,793
Information Technology	39,747,117	—	—	39,747,117
Materials	7,146,472	—	—	7,146,472
Telecommunication Services	5,239,205	—	—	5,239,205
Utilities	6,831,812	—	—	6,831,812
Total Equity Securities	193,092,626	—	—	193,092,626

Other
Money Market Funds	2,322,023	—	—	2,322,023
Investments of Cash Collateral Received for Securities on Loan	—	5,403,518	—	5,403,518
Total Other	2,322,023	5,403,518	—	7,725,541

Investments in Securities	195,414,649	5,403,518	—	200,818,167
Derivatives
Assets
Futures Contracts	58,276	—	—	58,276
Total	$195,472,925	$5,403,518	$—	$200,876,443

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Diversified Bond Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 47.0%
Aerospace & Defense 0.5%
ADS Tactical, Inc. Senior Secured(b)
04/01/18	11.000%	$1,970,000	$2,048,800
BE Aerospace, Inc. Senior Unsecured(c)
04/01/22	5.250%	681,000	684,405
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	740,000	784,400
03/15/21	7.125%	621,000	665,246
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	2,241,000	2,425,883
L-3 Communications Corp.
02/15/21	4.950%	11,270,000	11,789,389
Moog, Inc. Senior Subordinated Notes(c)
06/15/18	7.250%	368,000	394,680
Oshkosh Corp.(c)
03/01/17	8.250%	462,000	501,270
03/01/20	8.500%	491,000	534,576
Raytheon Co. Senior Unsecured
10/15/40	4.875%	2,200,000	2,352,819
TransDigm, Inc.(c)
12/15/18	7.750%	754,000	816,205
Total			22,997,673
Automotive 0.7%
Allison Transmission, Inc.(b)(c)
05/15/19	7.125%	614,000	638,560
Chrysler Group LLC/Co-Issuer, Inc.(c)
Secured
06/15/19	8.000%	966,000	970,830
06/15/21	8.250%	549,000	554,490
Dana Holding Corp.(c)
Senior Unsecured
02/15/19	6.500%	295,000	312,700
02/15/21	6.750%	686,000	730,590
Delphi Corp.(b)(c)
05/15/19	5.875%	820,000	869,200
05/15/21	6.125%	137,000	145,563
FUEL Trust Secured(b)
06/15/16	3.984%	19,765,000	20,053,174
Lear Corp.
03/15/20	8.125%	649,000	720,390
Lear Corp.(c)
03/15/18	7.875%	711,000	773,212
Schaeffler Finance BV(b)(c)
Senior Secured
02/15/17	7.750%	349,000	366,450
02/15/19	8.500%	275,000	293,562

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Automotive (continued)
Visteon Corp.(c)
04/15/19	6.750%	$1,636,000	$1,660,540
Total			28,089,261
Banking 11.5%
Banco de Bogota SA Senior Unsecured(b)(c)
01/15/17	5.000%	350,000	367,829
Bank of America Corp.
Senior Unsecured
01/15/13	4.875%	3,245,000	3,316,839
Bank of America Corp.(c)
Senior Unsecured
04/15/12	6.250%	7,160,000	7,176,005
01/24/22	5.700%	10,165,000	10,760,506
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	3,924,000	4,536,160
Bank of New York Mellon Corp. (The)(c)
Senior Unsecured
02/01/21	4.150%	17,224,000	18,461,803
Barclays Bank PLC(b)(c)(d)
09/29/49	7.434%	16,890,000	17,025,255
Barclays Bank PLC(d)
12/15/49	6.278%	5,340,000	4,512,300
Capital One Capital III
08/15/36	7.686%	3,340,000	3,360,875
Capital One/IV(d)
02/17/37	6.745%	19,365,000	19,365,000
Capital One/V(c)
08/15/39	10.250%	21,585,000	22,178,587
Citigroup, Inc.
05/22/19	8.500%	11,060,000	13,635,631
Senior Unsecured
01/10/17	4.450%	23,695,000	24,820,655
01/30/42	5.875%	4,605,000	4,771,411
Discover Bank Subordinated Notes(c)
11/18/19	8.700%	10,563,000	13,144,502
Export Credit Bank of Turkey(b)
11/04/16	5.375%	700,000	703,526
Fifth Third Bank Senior Unsecured(d)
05/17/13	0.605%	2,985,000	2,959,093
Goldman Sachs Group, Inc. (The) Senior Unsecured
07/27/21	5.250%	17,100,000	16,927,564
HBOS PLC Subordinated Notes(b)
05/21/18	6.750%	19,436,000	18,242,183

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Banking (continued)
HSBC Holdings PLC Senior Unsecured
01/14/22	4.875%	$5,250,000	$5,562,123
HSBC U.S.A., Inc. Subordinated Notes(c)
09/27/20	5.000%	12,120,000	12,353,164
JP Morgan Chase Capital XXII
02/02/37	6.450%	4,905,000	4,905,000
JPMorgan Chase & Co.(c)(d)
04/29/49	7.900%	23,534,000	25,781,968
JPMorgan Chase Capital XX
09/29/36	6.550%	17,855,000	17,944,275
JPMorgan Chase Capital XXIII(d)
05/15/47	1.503%	5,330,000	3,953,730
JPMorgan Chase Capital XXV
10/01/37	6.800%	9,055,000	9,105,708
Lloyds Banking Group PLC(b)(d)
11/29/49	6.267%	740,000	495,800
Lloyds TSB Bank PLC
03/28/17	4.200%	9,460,000	9,531,045
Merrill Lynch & Co., Inc.
Senior Unsecured
02/05/13	5.450%	2,170,000	2,231,337
04/25/13	6.150%	245,000	255,197
Subordinated Notes
05/02/17	5.700%	6,510,000	6,676,070
Merrill Lynch & Co., Inc.(c)
Senior Unsecured
08/15/12	6.050%	8,985,000	9,141,060
Morgan Stanley Senior Unsecured
03/22/17	4.750%	20,955,000	20,961,978
National City Preferred Capital Trust I(d)
12/31/49	12.000%	27,299,000	29,074,527
State Street Corp.
03/15/18	4.956%	27,760,000	28,988,907
State Street Corp.(c)
Senior Unsecured
03/07/16	2.875%	625,000	651,506
U.S. Bancorp
02/01/16	3.442%	24,635,000	25,301,648
USB Capital XIII Trust(c)
12/15/39	6.625%	19,372,000	19,554,097
Wachovia Capital Trust III(d)
03/29/49	5.570%	4,725,000	4,465,125
Wells Fargo & Co. Senior Unsecured(d)
06/15/16	3.676%	33,735,000	36,026,079

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Banking (continued)
Wells Fargo Capital X
12/15/36	5.950%	$6,020,000	$6,074,782
Total			485,300,850
Brokerage 0.1%
E*Trade Financial Corp.(c)
Senior Unsecured
12/01/15	7.875%	480,000	487,800
11/30/17	12.500%	1,260,000	1,466,325
Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	2,500,000	2,846,222
Neuberger Berman Group LLC/Finance Corp.(b)
Senior Notes
03/15/20	5.625%	322,000	323,610
03/15/22	5.875%	483,000	486,623
Total			5,610,580
Building Materials 0.1%
Building Materials Corp. of America Senior Notes(b)
05/01/21	6.750%	1,381,000	1,465,586
Gibraltar Industries, Inc.
12/01/15	8.000%	694,000	707,880
Interface, Inc.(c)
12/01/18	7.625%	551,000	596,458
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	617,000	542,960
Nortek, Inc.
12/01/18	10.000%	74,000	78,440
Nortek, Inc.(c)
04/15/21	8.500%	426,000	421,740
Total			3,813,064
Chemicals 1.1%
CF Industries, Inc.
05/01/20	7.125%	692,000	825,210
Celanese U.S. Holdings LLC(c)
06/15/21	5.875%	80,000	84,400
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	3,945,000	4,440,859
Dow Chemical Co. (The)(c)
Senior Unsecured
11/15/20	4.250%	6,300,000	6,592,213
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured(c)
02/01/18	8.875%	1,422,000	1,471,770
Hexion US Finance Corp. Senior Unsecured(b)(c)
04/15/20	6.625%	1,339,000	1,362,432

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Chemicals (continued)
Ineos Finance PLC(b) Senior Secured
05/15/15	9.000%	$1,176,000	$1,246,560
02/15/19	8.375%	728,000	769,860
JM Huber Corp. Senior Unsecured(b)
11/01/19	9.875%	535,000	557,738
Koppers, Inc.
12/01/19	7.875%	95,000	101,413
Lubrizol Corp.
02/01/19	8.875%	3,590,000	4,864,683
LyondellBasell Industries NV(b)(c)
11/15/21	6.000%	2,928,000	3,074,400
LyondellBasell Industries NV(b)(e)
Senior Notes
04/15/19	5.000%	17,840,000	17,840,000
04/15/24	5.750%	734,000	732,165
MacDermid, Inc.(b)
04/15/17	9.500%	578,000	600,398
Momentive Performance Materials, Inc.(c)
06/15/14	12.500%	567,000	605,272
Nova Chemicals Corp.
Senior Unsecured
11/01/16	8.375%	680,000	754,800
Nova Chemicals Corp.(c)
Senior Unsecured
11/01/19	8.625%	13,000	14,820
Polypore International, Inc.(c)
11/15/17	7.500%	887,000	935,785
Total			46,874,778
Commercial Banks –%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	483,000	497,490
Construction Machinery 0.2%
CNH Capital LLC(b)(c)
11/01/16	6.250%	1,754,000	1,881,165
Case New Holland, Inc.(c)
12/01/17	7.875%	1,164,000	1,353,150
Columbus McKinnon Corp.
02/01/19	7.875%	582,000	605,280
Manitowoc Co., Inc. (The)(c)
11/01/20	8.500%	645,000	709,500
Neff Rental LLC/Finance Corp. Secured(b)(c)
05/15/16	9.625%	925,000	918,062
RSC Equipment Rental, Inc./Holdings III LLC
11/15/19	10.250%	352,000	394,240
RSC Equipment Rental, Inc./Holdings III LLC(c)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Construction Machinery (continued)
02/01/21	8.250%	$384,000	$408,960
Terex Corp.(c)
04/01/20	6.500%	536,000	540,020
UR Financing Escrow Corp(b)(c)
Secured
07/15/18	5.750%	353,000	360,943
Senior Unsecured
05/15/20	7.375%	292,000	297,110
04/15/22	7.625%	730,000	750,075
United Rentals North America, Inc.
12/15/19	9.250%	1,059,000	1,167,547
United Rentals North America, Inc.(c)
09/15/20	8.375%	600,000	621,000
Xerium Technologies, Inc.
06/15/18	8.875%	355,000	307,963
Total			10,315,015
Consumer Cyclical Services –%
Goodman Networks, Inc. Senior Secured(b)
07/01/18	12.125%	594,000	608,850
West Corp.(c)
10/01/18	8.625%	268,000	294,130
Total			902,980
Consumer Products –%
Central Garden and Pet Co.
03/01/18	8.250%	336,000	346,080
Jarden Corp.(c)
01/15/20	7.500%	885,000	960,225
Spectrum Brands, Inc. Senior Notes(b)(c)
03/15/20	6.750%	196,000	197,960
Total			1,504,265
Diversified Manufacturing 0.2%
Amsted Industries, Inc. Senior Notes(b)
03/15/18	8.125%	737,000	784,905
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	721,000	767,865
Tomkins LLC/Inc. Secured
10/01/18	9.000%	1,297,000	1,436,427
Tyco International Ltd./Finance SA
01/15/21	6.875%	2,435,000	3,022,729
WireCo WorldGroup, Inc.(c)
05/15/17	9.500%	647,000	668,028
Total			6,679,954

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Electric 3.9%
AES Corp. (The)(b)(c)
Senior Unsecured
07/01/21	7.375%		$1,683,000	$1,859,715
AES Corp. (The)(c)
Senior Unsecured
06/01/20	8.000%		569,000	652,927
Alabama Power Co. Senior Unsecured(c)
03/15/41	5.500%		22,792,000	27,112,702
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%		5,190,000	6,082,431
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%		295,000	305,325
12/15/15	6.875%		695,000	775,484
Calpine Corp. Senior Secured(b)(c)
02/15/21	7.500%		1,537,000	1,629,220
Centrais Eletricas Brasileiras SA Senior Unsecured(b)
10/27/21	5.750%		1,060,000	1,160,170
Commonwealth Edison Co. 1st Mortgage
08/15/16	5.950%		430,000	507,096
Companhia De Eletricidade Do Estad
04/27/16	11.750%	BRL	1,010,000	592,018
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%		305,000	412,828
DPL, Inc. Senior Unsecured(b)(c)
10/15/16	6.500%		248,000	266,600
Dominion Resources, Inc.
Senior Unsecured
08/01/33	5.250%		8,930,000	9,933,241
Dominion Resources, Inc.(c)
Senior Unsecured
08/15/19	5.200%		5,655,000	6,484,198
Duke Energy Corp. Senior Unsecured
06/15/18	6.250%		3,935,000	4,746,507
Duke Energy Ohio, Inc. 1st Mortgage(c)
04/01/19	5.450%		7,440,000	8,780,398
Florida Power Corp. 1st Mortgage
06/15/18	5.650%		3,405,000	4,066,282
GenOn Energy, Inc. Senior Unsecured(c)
10/15/18	9.500%		304,000	279,680

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Electric (continued)
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	$395,000	$415,102
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	5,295,000	6,088,212
Midwest Generation LLC Pass-Through Certificates(c)
01/02/16	8.560%	382,467	364,300
Nevada Power Co.
05/15/18	6.500%	6,640,000	8,127,679
08/01/18	6.500%	1,344,000	1,658,534
Nevada Power Co.(c)
05/15/41	5.450%	16,075,000	18,208,473
Niagara Mohawk Power Corp. Senior Unsecured(b)
08/15/19	4.881%	2,750,000	3,019,250
Oncor Electric Delivery Co. LLC Senior Secured(c)
09/30/40	5.250%	9,315,000	9,393,442
Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%	2,855,000	3,238,741
Progress Energy, Inc. Senior Unsecured
12/01/19	4.875%	2,190,000	2,442,358
Sierra Pacific Power Co.
05/15/16	6.000%	11,091,000	12,847,703
Southern California Edison Co. 1st Mortgage
09/01/40	4.500%	1,330,000	1,390,578
Tampa Electric Co. Senior Unsecured(c)
05/15/18	6.100%	6,860,000	8,263,974
Toledo Edison Co. (The) Senior Secured(c)
05/15/37	6.150%	2,975,000	3,488,125
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	7,555,000	8,059,288
Total			162,652,581
Entertainment 0.2%
AMC Entertainment, Inc.(c)
06/01/19	8.750%	828,000	867,330
Cinemark U.S.A., Inc(c)
06/15/21	7.375%	97,000	104,032
Regal Cinemas Corp.(c)
07/15/19	8.625%	334,000	364,895
Speedway Motorsports, Inc.
06/01/16	8.750%	792,000	867,240

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Entertainment (continued)
Speedway Motorsports, Inc.(c)
02/01/19	6.750%	$221,000	$229,840
Time Warner, Inc.
03/29/41	6.250%	3,515,000	4,016,425
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(f)(g)
07/01/15	9.300%	1,085,835	1,085,835
Vail Resorts, Inc.(c)
05/01/19	6.500%	710,000	745,500
Total			8,281,097
Food and Beverage 1.9%
ARAMARK Holdings Corp. Senior Unsecured PIK(b)
05/01/16	8.625%	167,000	171,175
Coca-Cola Co. (The) Senior Unsecured
09/01/21	3.300%	12,049,000	12,535,960
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	5,338,000	6,384,686
General Mills, Inc. Senior Unsecured
12/15/21	3.150%	10,885,000	10,895,428
HJ Heinz Co.
Senior Unsecured
03/01/17	1.500%	12,625,000	12,534,832
09/12/21	3.125%	1,580,000	1,582,163
03/01/22	2.850%	15,780,000	15,355,865
Hershey Co. (The) Senior Unsecured
12/01/20	4.125%	275,000	302,658
Kraft Foods, Inc.
Senior Unsecured
08/11/17	6.500%	6,205,000	7,482,920
02/01/18	6.125%	3,168,000	3,801,625
08/23/18	6.125%	2,145,000	2,586,913
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	184,000	189,060
SABMiller PLC Senior Unsecured(b)
07/15/18	6.500%	4,029,000	4,849,713
Total			78,672,998
Gaming 0.2%
Caesars Entertainment Operating Co., Inc.
Senior Secured
06/01/17	11.250%	1,142,000	1,244,780
Caesars Entertainment Operating Co., Inc.(c)
Secured
04/15/18	12.750%	573,000	497,077

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Gaming (continued)
Caesars Operating Escrow LLC/Corp. Senior Secured(b)(c)
02/15/20	8.500%	$557,000	$566,747
Chester Downs & Marina LLC Senior Secured(b)(c)
02/01/20	9.250%	427,000	451,019
MGM Resorts International
03/01/18	11.375%	973,000	1,156,654
Senior Secured
03/15/20	9.000%	906,000	1,007,925
Penn National Gaming, Inc. Senior Subordinated Notes(c)
08/15/19	8.750%	57,000	63,983
ROC Finance LLC/Corp. Secured(b)
09/01/18	12.125%	748,000	834,020
Seminole Indian Tribe of Florida(b)
10/01/17	7.750%	71,000	76,946
Senior Secured
10/01/20	6.535%	733,000	737,515
Seneca Gaming Corp.(b)
12/01/18	8.250%	1,008,000	1,030,680
Tunica-Biloxi Gaming Authority Senior Unsecured(b)
11/15/15	9.000%	237,000	231,075
Total			7,898,421
Gas Pipelines 4.7%
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	40,800,000	46,891,848
Copano Energy LLC/Finance Corp.
04/01/21	7.125%	220,000	231,550
El Paso Corp.
Senior Unsecured
01/15/32	7.750%	433,000	493,076
El Paso Corp.(c)
Senior Unsecured
06/01/18	7.250%	63,000	70,875
09/15/20	6.500%	2,781,000	3,066,053
El Paso Pipeline Partners Operating Co. LLC(c)
10/01/21	5.000%	18,745,000	19,436,072
Enterprise Products Operating LLC
02/01/41	5.950%	5,270,000	5,870,996
Enterprise Products Operating LLC(c)
02/15/42	5.700%	9,930,000	10,736,733
Kinder Morgan Energy Partners LP Senior Unsecured(c)
09/01/39	6.500%	315,000	350,044
MarkWest Energy Partners LP/Finance Corp.(c)
06/15/22	6.250%	771,000	809,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Gas Pipelines (continued)
NGPL PipeCo LLC Senior Unsecured(b)(c)
12/15/12	6.514%	$3,615,000	$3,488,428
Nisource Finance Corp.
09/15/17	5.250%	14,020,000	15,577,790
09/15/20	5.450%	9,955,000	11,004,894
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	1,730,000	2,029,082
04/15/17	5.950%	7,475,000	8,656,732
Plains All American Pipeline LP/Finance Corp.(c)
02/01/21	5.000%	7,770,000	8,531,584
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	90,000	98,888
12/01/18	6.875%	610,000	645,075
07/15/21	6.500%	807,000	855,420
Southern Natural Gas Co./Issuing Corp. Senior Unsecured
06/15/21	4.400%	11,735,000	12,068,955
Southern Natural Gas Co.(b)
Senior Unsecured
04/01/17	5.900%	4,318,000	4,889,794
Southern Natural Gas Co.(c)
Senior Unsecured
03/01/32	8.000%	320,000	396,214
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	1,734,000	1,760,010
TransCanada PipeLines Ltd.(c)(d)
05/15/67	6.350%	16,462,000	17,015,255
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	19,510,000	22,800,030
Total			197,774,948
Health Care 1.8%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	110,683	116,771
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	801,000	852,064
Aristotle Holding, Inc.(b)
02/15/17	2.650%	19,836,000	20,060,167
02/15/22	3.900%	23,520,000	23,772,746
Biomet, Inc.
10/15/17	10.000%	670,000	721,088
CHS/Community Health Systems, Inc.(b)
11/15/19	8.000%	843,000	870,397
CHS/Community Health Systems, Inc.(b)(c)
11/15/19	8.000%	253,000	261,855

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Health Care (continued)
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	$10,355,000	$11,410,879
ConvaTec Healthcare E SA Senior Unsecured(b)
12/15/18	10.500%	1,101,000	1,131,277
Emdeon, Inc.(b)
12/31/19	11.000%	565,000	638,450
Fresenius Medical Care U.S. Finance II, Inc.(b)
07/31/19	5.625%	213,000	219,390
01/31/22	5.875%	276,000	283,590
Fresenius Medical Care U.S. Finance, Inc.(b)
09/15/18	6.500%	558,000	608,220
02/15/21	5.750%	594,000	610,335
HCA, Inc.
Senior Secured
02/15/20	6.500%	777,000	815,850
HCA, Inc.(c)
02/15/22	7.500%	1,777,000	1,892,505
Senior Secured
02/15/20	7.875%	910,000	999,862
09/15/20	7.250%	1,758,000	1,914,022
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	744,000	777,480
Health Management Associates, Inc. Senior Unsecured(b)(c)
01/15/20	7.375%	449,000	457,980
Healthsouth Corp.
09/15/22	7.750%	54,000	58,320
Healthsouth Corp.(c)
02/15/20	8.125%	848,000	929,620
IASIS Healthcare LLC/Capital Corp.(c)
05/15/19	8.375%	495,000	481,388
Kinetic Concepts/KCI U.S.A., Inc.(b)
11/01/18	10.500%	595,000	618,056
11/01/19	12.500%	488,000	457,500
Multiplan, Inc.(b)
09/01/18	9.875%	1,305,000	1,412,662
Omnicare, Inc.
06/01/20	7.750%	356,000	395,160
PSS World Medical, Inc.(b)
03/01/22	6.375%	103,000	105,833
Physio-Control International, Inc. Senior Secured(b)(c)
01/15/19	9.875%	533,000	559,650
Radnet Management, Inc.
04/01/18	10.375%	240,000	238,800
Rural/Metro Corp. Senior Unsecured(b)
07/15/19	10.125%	301,000	279,930

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Health Care (continued)
STHI Holding Corp. Secured(b)
03/15/18	8.000%	$665,000	$704,900
USPl Finance Corp. Senior Unsecured(b)(e)
04/01/20	9.000%	430,000	442,900
Vanguard Health Holding Co. II LLC/Inc.(b)(c)
02/01/19	7.750%	250,000	248,125
Vanguard Health Holding Co. II LLC/Inc.(c)
02/01/18	8.000%	1,703,000	1,737,060
02/01/19	7.750%	310,000	308,450
Total			77,393,282
Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	323,000	353,685
UnitedHealth Group, Inc.(c)
Senior Unsecured
02/15/18	6.000%	620,000	748,854
02/15/41	5.950%	1,555,000	1,884,753
Total			2,987,292
Home Construction –%
KB Home
03/15/20	8.000%	267,000	264,330
Meritage Homes Corp. Senior Notes(b)(e)
04/01/22	7.000%	301,000	301,752
Shea Homes LP/Funding Corp. Senior Secured(b)(c)
05/15/19	8.625%	495,000	514,800
Taylor Morrison Communities, Inc./Monarch Senior Notes(b)(e)
04/15/20	7.750%	385,000	385,000
Total			1,465,882
Independent Energy 1.7%
Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	22,630,000	26,090,059
Anadarko Petroleum Corp.(c)
03/15/40	6.200%	7,570,000	8,577,703
Antero Resources Finance Corp.(b)
08/01/19	7.250%	141,000	145,230
Antero Resources Finance Corp.(c)
12/01/17	9.375%	34,000	36,805
Berry Petroleum Co. Senior Unsecured(c)
11/01/20	6.750%	360,000	380,700
Carrizo Oil & Gas, Inc.(c)
10/15/18	8.625%	1,083,000	1,139,857

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Independent Energy (continued)
Chaparral Energy, Inc.(c) 10/01/20	9.875%	$352,000	$392,480
09/01/21	8.250%	660,000	702,900
Chesapeake Energy Corp.
08/15/20	6.625%	796,000	807,940
Chesapeake Energy Corp.(c)
11/15/20	6.875%	565,000	583,363
02/15/21	6.125%	1,115,000	1,103,850
Cimarex Energy Co.(e)
05/01/22	5.875%	624,000	631,800
Concho Resources, Inc.
01/15/21	7.000%	2,111,000	2,264,047
01/15/22	6.500%	283,000	298,565
Continental Resources, Inc.
10/01/20	7.375%	3,000	3,330
Continental Resources, Inc.(b)
09/15/22	5.000%	1,366,000	1,369,415
Continental Resources, Inc.(c)
10/01/19	8.250%	13,000	14,528
04/01/21	7.125%	776,000	859,420
Denbury Resources, Inc.
03/01/16	9.750%	257,000	282,058
Encana Corp. Senior Unsecured(c)
11/15/21	3.900%	3,105,000	3,022,717
Goodrich Petroleum Corp.
03/15/19	8.875%	497,000	482,090
Hilcorp Energy I LP/Finance Co. Senior Notes(b)(c)
02/15/20	8.000%	1,141,000	1,232,280
Kodiak Oil & Gas Corp.(b)
12/01/19	8.125%	1,747,000	1,847,452
Laredo Petroleum, Inc.
02/15/19	9.500%	1,234,000	1,372,825
Linn Energy LLC/Finance Corp.(b)
05/15/19	6.500%	373,000	365,540
MEG Energy Corp.(b)(c)
03/15/21	6.500%	949,000	994,077
Nexen, Inc.(c)
Senior Unsecured
05/15/37	6.400%	5,610,000	6,168,072
07/30/39	7.500%	2,870,000	3,523,935
Oasis Petroleum, Inc.
02/01/19	7.250%	845,000	889,363
Oasis Petroleum, Inc.(c)
11/01/21	6.500%	847,000	851,235
QEP Resources, Inc.(c)
Senior Unsecured
03/01/21	6.875%	369,000	407,745
10/01/22	5.375%	711,000	707,445
Range Resources Corp.
05/01/18	7.250%	9,000	9,495
05/15/19	8.000%	570,000	625,575

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Independent Energy (continued)
Range Resources Corp.(c) 06/01/21	5.750%	$368,000	$386,400
08/15/22	5.000%	139,000	137,263
SM Energy Co. Senior Unsecured
11/15/21	6.500%	288,000	306,720
WPX Energy, Inc. Senior Unsecured(b)(c)
01/15/22	6.000%	392,000	392,000
Whiting Petroleum Corp.
10/01/18	6.500%	34,000	36,210
Woodside Finance Ltd.(b)(c)
05/10/21	4.600%	3,040,000	3,161,871
Total			72,604,360
Integrated Energy 0.7%
Hess Corp. Senior Unsecured
08/15/31	7.300%	3,875,000	4,930,934
Lukoil International Finance BV(b)(c)
11/09/20	6.125%	530,000	560,506
Marathon Petroleum Corp. Senior Unsecured(c)
03/01/41	6.500%	12,190,000	13,168,125
Shell International Finance BV(c)
03/25/40	5.500%	7,930,000	9,657,424
Total			28,316,989
Life Insurance 1.6%
ING Groep NV(c)(d)
12/29/49	5.775%	11,265,000	9,687,900
Lincoln National Corp.(c)(d)
05/17/66	7.000%	6,230,000	6,027,525
Lincoln National Corp.(d)
04/20/67	6.050%	4,205,000	3,921,163
MetLife Capital Trust X(b)(c)
04/08/38	9.250%	18,394,000	22,164,770
MetLife, Inc.
08/01/39	10.750%	5,391,000	7,399,147
Prudential Financial, Inc.
Senior Unsecured
12/01/17	6.000%	565,000	658,271
Prudential Financial, Inc.(d)
06/15/38	8.875%	14,899,000	17,580,820
Total			67,439,596
Media Cable 1.5%
CCO Holdings LLC/Capital Corp.(c)
01/15/19	7.000%	940,000	996,400
01/31/22	6.625%	1,462,000	1,516,825
CSC Holdings LLC Senior Unsecured(c)
02/15/18	7.875%	1,005,000	1,123,088

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Media Cable (continued)
Cablevision Systems Corp. Senior Unsecured(c)
04/15/20	8.000%	$320,000	$338,400
Comcast Corp.
02/15/18	5.875%	3,255,000	3,852,185
Comcast Corp.(c)
03/01/40	6.400%	4,690,000	5,767,682
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.(b)
03/15/17	2.400%	11,351,000	11,250,271
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	9,865,000	10,233,764
03/01/16	3.500%	8,720,000	9,158,241
DIRECTV Holdings LLC/Financing Co., Inc.(c)
03/01/21	5.000%	9,775,000	10,594,145
DISH DBS Corp.
06/01/21	6.750%	1,861,000	2,005,228
DISH DBS Corp.(c)
09/01/19	7.875%	1,075,000	1,236,250
Nara Cable Funding Ltd. Senior Secured(b)(c)
12/01/18	8.875%	606,000	584,790
Quebecor Media, Inc. Senior Unsecured(c)
03/15/16	7.750%	750,000	769,688
Time Warner Cable, Inc.
02/15/21	4.125%	2,785,000	2,893,300
UPCB Finance V Ltd. Senior Secured(b)(c)
11/15/21	7.250%	432,000	457,625
UPCB Finance VI Ltd. Senior Secured(b)(c)
01/15/22	6.875%	683,000	700,344
Videotron Ltee(b)(c)
07/15/22	5.000%	273,000	270,270
Videotron Ltee(c)
04/15/18	9.125%	496,000	548,080
Total			64,296,576
Media Non-Cable 0.9%
AMC Networks, Inc.(b)(c)
07/15/21	7.750%	868,000	967,820
Clear Channel Communications, Inc. Senior Secured(c)
03/01/21	9.000%	326,000	293,400
Clear Channel Worldwide Holdings, Inc.(b)
03/15/20	7.625%	1,897,000	1,859,060
03/15/20	7.625%	248,000	239,320
Clear Channel Worldwide Holdings, Inc.(c)
12/15/17	9.250%	942,000	1,032,668
Cumulus Media Holdings, Inc.(b)
05/01/19	7.750%	96,000	90,600
Hughes Satellite Systems Corp.(c)
06/15/21	7.625%	1,391,000	1,491,847

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Media Non-Cable (continued)
Senior Secured
06/15/19	6.500%	$273,000	$285,285
Intelsat Jackson Holdings SA(c)
10/15/20	7.250%	1,920,000	2,018,400
Lamar Media Corp.(b)(c)
02/01/22	5.875%	540,000	549,450
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	615,000	654,975
News America, Inc.(c)
02/15/41	6.150%	17,570,000	20,127,173
Nielsen Finance LLC/Co.(c)
10/15/18	7.750%	2,253,000	2,483,932
Salem Communications Corp. Secured
12/15/16	9.625%	460,000	507,150
Sinclair Television Group, Inc. Secured(b)
11/01/17	9.250%	829,000	922,263
Univision Communications, Inc.(b)(c)
05/15/21	8.500%	465,000	460,350
Senior Secured
05/15/19	6.875%	365,000	370,019
11/01/20	7.875%	1,198,000	1,257,900
XM Satellite Radio, Inc.(b)(c)
11/01/18	7.625%	1,337,000	1,437,275
Total			37,048,887
Metals 0.8%
Alpha Natural Resources, Inc.(c)
06/01/19	6.000%	909,000	831,735
06/01/21	6.250%	59,000	53,395
ArcelorMittal(c)
Senior Unsecured
03/01/21	5.500%	10,620,000	10,423,265
10/15/39	7.000%	345,000	329,522
03/01/41	6.750%	8,465,000	7,932,704
Arch Coal, Inc.(b)(c)
06/15/19	7.000%	788,000	730,870
06/15/21	7.250%	940,000	857,750
Calcipar SA Senior Secured(b)
05/01/18	6.875%	862,000	874,930
Consol Energy, Inc.
04/01/20	8.250%	1,124,000	1,174,580
FMG Resources August 2006 Proprietary Ltd.(b)(c)
02/01/16	6.375%	999,000	996,503
02/01/18	6.875%	374,000	374,000
11/01/19	8.250%	1,670,000	1,753,500
Senior Unsecured
04/01/22	6.875%	142,000	138,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Metals (continued)
JMC Steel Group Senior Notes(b)(c)
03/15/18	8.250%	$1,094,000	$1,137,760
Novelis, Inc.(c)
12/15/20	8.750%	419,000	458,805
Nucor Corp. Senior Unsecured
06/01/18	5.850%	1,968,000	2,357,961
Peabody Energy Corp.(b)(c)
11/15/18	6.000%	461,000	451,780
11/15/21	6.250%	792,000	776,160
Rain CII Carbon LLC/Corp. Senior Secured(b)
12/01/18	8.000%	1,241,000	1,315,460
Vale Overseas Ltd.
11/21/36	6.875%	1,135,000	1,316,417
Total			34,285,547
Non-Captive Consumer 0.4%
Discover Financial Services Senior Unsecured
07/15/19	10.250%	3,120,000	4,095,936
HSBC Finance Capital Trust IX(d)
11/30/35	5.911%	9,740,000	9,137,679
SLM Corp.
Senior Notes
01/25/16	6.250%	630,000	655,200
Senior Unsecured
03/25/20	8.000%	1,060,000	1,144,800
SLM Corp.(c)
Senior Unsecured
01/25/22	7.250%	521,000	544,353
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	1,348,000	1,048,070
Total			16,626,038
Non-Captive Diversified 1.3%
Aircastle Ltd. Senior Notes(b)(e)
04/15/17	6.750%	806,000	806,000
Ally Financial, Inc.(c)
03/15/20	8.000%	4,495,000	5,000,687
CIT Group, Inc.(b)(c)
05/02/17	7.000%	1,305,000	1,308,263
Senior Secured
04/01/18	6.625%	285,000	306,375
Senior Unsecured
02/15/19	5.500%	1,812,000	1,839,180
CIT Group, Inc.(c)
Senior Unsecured
03/15/18	5.250%	2,051,000	2,092,020

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Non-Captive Diversified (continued)
Ford Motor Credit Co. LLC Senior Unsecured(c)
02/01/21	5.750%	$3,033,000	$3,272,486
General Electric Capital Corp. Senior Unsecured(c)
01/07/21	4.625%	31,365,000	33,473,355
International Lease Finance Corp.(c)
Senior Unsecured
09/01/17	8.875%	155,000	172,825
05/15/19	6.250%	1,747,000	1,724,427
12/15/20	8.250%	2,319,000	2,551,387
TransUnion Holding Co., Inc. Senior Notes PIK(b)
06/15/18	9.625%	497,000	521,850
Total			53,068,855
Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	1,774,000	1,862,700
Green Field Energy Services, Inc. Senior Secured(b)
11/15/16	13.000%	816,000	799,680
Novatek Finance Ltd. Senior Unsecured(b)(c)
02/03/21	6.604%	340,000	381,935
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	1,359,000	1,494,900
Oil States International, Inc.(c)
06/01/19	6.500%	472,000	495,600
Weatherford International Ltd.
03/15/38	7.000%	4,425,000	4,976,032
Total			10,010,847
Other Industry 0.3%
Interline Brands, Inc.(c)
11/15/18	7.000%	528,000	557,040
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	595,000	674,973
President and Fellows of Harvard College(b)
01/15/39	6.500%	9,555,000	13,280,590
Total			14,512,603
Packaging 0.2%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc.(b)(c)
10/15/20	9.125%	416,000	435,760
Ardagh Packaging Finance PLC Senior Secured(b)
10/15/17	7.375%	921,000	987,772

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Packaging (continued)
Berry Plastics Corp. Secured(c)
01/15/21	9.750%	$474,000	$517,845
Crown Americas LLC/Capital Corp. III(c)
02/01/21	6.250%	424,000	455,800
Greif, Inc. Senior Unsecured
02/01/17	6.750%	486,000	522,450
Reynolds Group Issuer, Inc./LLC(b)
Senior Secured
02/15/21	6.875%	1,795,000	1,848,850
Reynolds Group Issuer, Inc./LLC(b)(c)
04/15/19	9.000%	359,000	353,615
Senior Secured
04/15/19	7.125%	574,000	598,395
08/15/19	7.875%	355,000	381,625
Senior Unsecured
08/15/19	9.875%	1,206,000	1,233,135
08/15/19	9.875%	506,000	517,385
Total			7,852,632
Paper –%
Cascades, Inc.
12/15/17	7.750%	240,000	240,000
Graphic Packaging International, Inc.
06/15/17	9.500%	800,000	888,000
Graphic Packaging International, Inc.(c)
10/01/18	7.875%	273,000	301,665
Verso Paper Holdings LLC/Inc. Secured
02/01/19	8.750%	135,000	74,250
Total			1,503,915
Pharmaceuticals 0.3%
Endo Pharmaceuticals Holdings, Inc.(c)
01/15/22	7.250%	302,000	323,140
Grifols, Inc.
02/01/18	8.250%	905,000	979,662
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	7,249,000	8,257,974
Mylan, Inc.(b)(c)
11/15/18	6.000%	755,000	788,975
Pharmaceutical Product Development, Inc. Senior Unsecured(b)
12/01/19	9.500%	200,000	217,000
Roche Holdings, Inc.(b)
03/01/19	6.000%	255,000	310,972
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	260,000	271,050
Total			11,148,773

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Property & Casualty 1.1%
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	$260,000	$280,254
11/15/19	7.350%	5,495,000	6,414,561
08/15/21	5.750%	1,625,000	1,731,650
Liberty Mutual Group, Inc.(b)
Senior Unsecured
03/15/35	6.500%	4,400,000	4,564,103
Liberty Mutual Group, Inc.(b)(d)
06/15/58	10.750%	9,705,000	12,980,438
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	18,885,000	21,570,069
Total			47,541,075
Railroads 0.8%
BNSF Funding Trust I(d)
12/15/55	6.613%	3,081,000	3,204,240
CSX Corp.
Senior Unsecured
03/15/18	6.250%	7,930,000	9,528,807
CSX Corp.(c)
Senior Unsecured
05/30/42	4.750%	15,900,000	15,420,122
Canadian Pacific Railway Co. Senior Unsecured
05/15/18	6.500%	950,000	1,107,191
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	3,075,000	3,676,085
Total			32,936,445
REITs 1.0%
Boston Properties LP Senior Unsecured(c)
05/15/21	4.125%	18,855,000	19,354,884
Brandywine Operating Partnership LP
05/15/15	7.500%	2,505,000	2,785,838
Duke Realty LP
Senior Unsecured
02/15/15	7.375%	4,230,000	4,751,864
Duke Realty LP(c)
Senior Unsecured
08/15/19	8.250%	12,621,000	15,587,225
Total			42,479,811
Restaurants 0.7%
McDonald’s Corp. Senior Unsecured(c)
05/20/21	3.625%	23,087,000	24,865,946

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Restaurants (continued)
Yum! Brands, Inc. Senior Unsecured
03/15/18	6.250%		$4,474,000	$5,329,791
Total				30,195,737
Retailers 1.1%
99 Cents Only Stores(b)
12/15/19	11.000%		322,000	344,540
AutoNation, Inc.
02/01/20	5.500%		272,000	276,080
Best Buy Co., Inc. Senior Unsecured(c)
03/15/21	5.500%		8,685,000	8,494,147
Burlington Coat Factory Warehouse Corp.(c)
02/15/19	10.000%		645,000	670,800
CVS Caremark Corp.
Senior Unsecured
06/01/17	5.750%		300,000	354,030
09/15/39	6.125%		2,285,000	2,669,154
J Crew Group, Inc.(c)
03/01/19	8.125%		301,000	306,268
Jo-Ann Stores, Inc. Senior Unsecured(b)(c)
03/15/19	8.125%		812,000	816,060
Limited Brands, Inc.
04/01/21	6.625%		925,000	1,002,469
02/15/22	5.625%		564,000	568,935
Macy’s Retail Holdings, Inc.
07/15/27	6.790%		17,065,000	18,034,087
01/15/42	5.125%		7,920,000	7,779,238
QVC, Inc.(b)
Senior Secured
10/01/19	7.500%		263,000	289,300
QVC, Inc.(b)(c)
Senior Secured
10/15/20	7.375%		700,000	770,000
Rite Aid Corp.
06/15/17	9.500%		630,000	631,575
Senior Unsecured
02/15/27	7.700%		344,000	319,920
Rite Aid Corp.(b)
03/15/20	9.250%		796,000	803,960
Rite Aid Corp.(c)
Senior Secured
08/15/20	8.000%		857,000	986,621
Sally Holdings LLC/Capital, Inc.(b)(c)
11/15/19	6.875%		198,000	210,375
Total				45,327,559
Sovereign –%
Morgan Stanley Senior Unsecured(b)
05/03/17	10.090%	BRL	1,020,000	555,972

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Supermarkets 0.3%
Kroger Co. (The)
12/15/18	6.800%	$8,280,000	$10,163,303
Kroger Co. (The)(c)
Senior Unsecured
01/15/17	2.200%	1,235,000	1,254,562
Total			11,417,865
Technology 0.6%
Alliance Data Systems Corp. Senior Notes(b)(c)
04/01/20	6.375%	344,000	348,300
Amkor Technology, Inc. Senior Unsecured
05/01/18	7.375%	1,433,000	1,535,101
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	550,000	577,500
01/15/20	6.875%	724,000	798,210
CDW LLC / Finance Corp.
Senior Secured
12/15/18	8.000%	1,150,000	1,244,875
CDW LLC / Finance Corp.(c)
04/01/19	8.500%	769,000	818,985
CDW LLC/Finance Corp.(b)
04/01/19	8.500%	505,000	537,825
Cardtronics, Inc.
09/01/18	8.250%	938,000	1,031,800
CommScope, Inc.(b)(c)
01/15/19	8.250%	410,000	436,650
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	813,000	892,267
First Data Corp.
01/15/21	12.625%	756,000	757,890
PIK
09/24/15	10.550%	267,000	271,005
First Data Corp.(b)
Senior Secured
08/15/20	8.875%	1,171,000	1,269,071
First Data Corp.(b)(c)
Senior Secured
06/15/19	7.375%	1,000,000	1,015,000
Freescale Semiconductor, Inc.(b)
Senior Secured
04/15/18	9.250%	565,000	618,675
Freescale Semiconductor, Inc.(c)
08/01/20	10.750%	215,000	241,338
Hewlett-Packard Co.
Senior Unsecured
09/15/41	6.000%	3,565,000	3,899,187
Hewlett-Packard Co.(c)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Technology (continued)
12/09/21	4.650%	$5,275,000	$5,518,362
NXP BV/Funding LLC Senior Secured(b)(c)
08/01/18	9.750%	1,302,000	1,487,535
Total			23,299,576
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(c)
01/15/19	8.250%	241,000	251,242
03/15/20	9.750%	684,000	747,270
ERAC U.S.A. Finance LLC(b)
10/15/37	7.000%	5,761,000	6,572,339
Hertz Corp. (The)
01/15/21	7.375%	245,000	260,925
Hertz Corp. (The)(c)
10/15/18	7.500%	964,000	1,023,045
Total			8,854,821
Wireless 0.8%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(b)
05/01/17	7.750%	1,022,000	1,113,980
Cricket Communications, Inc.
10/15/20	7.750%	550,000	540,375
Cricket Communications, Inc.(c)
Senior Secured
05/15/16	7.750%	1,061,000	1,119,355
MetroPCS Wireless, Inc.(c)
09/01/18	7.875%	739,000	775,950
11/15/20	6.625%	91,000	90,431
NII Capital Corp.(c)
04/01/21	7.625%	429,000	419,348
Nextel Communications, Inc.(c)
08/01/15	7.375%	1,173,000	1,131,945
SBA Telecommunications, Inc.(c)
08/15/16	8.000%	490,000	526,750
08/15/19	8.250%	709,000	781,672
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	1,354,000	1,306,610
Sprint Nextel Corp.(b)(c)
11/15/18	9.000%	2,905,000	3,188,237
03/01/20	7.000%	364,000	369,460
Senior Unsecured
03/01/17	9.125%	29,000	28,855
11/15/21	11.500%	479,000	516,123
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	18,463,000	17,961,250
Wind Acquisition Finance SA Senior Secured(b)(c)
02/15/18	7.250%	1,699,000	1,597,060
Total			31,467,401

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Wirelines 3.3%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	$20,834,000	$25,354,124
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	7,135,000	7,324,142
03/15/42	7.650%	11,910,000	11,190,803
Embarq Corp.
Senior Unsecured
06/01/16	7.082%	4,400,000	4,955,372
06/01/36	7.995%	11,270,000	11,391,310
Frontier Communications Corp.(c)
Senior Unsecured
04/15/15	7.875%	332,000	356,900
04/15/20	8.500%	191,000	201,028
04/15/22	8.750%	455,000	480,025
Integra Telecom Holdings, Inc. Senior Secured(b)
04/15/16	10.750%	226,000	204,248
Level 3 Communications, Inc. Senior Unsecured(c)
02/01/19	11.875%	785,000	894,900
Level 3 Financing, Inc.
02/15/17	8.750%	204,000	213,180
Level 3 Financing, Inc.(b)(c)
Senior Unsecured
07/01/19	8.125%	715,000	738,237
Level 3 Financing, Inc.(c)
02/01/18	10.000%	289,000	316,455
04/01/19	9.375%	1,029,000	1,124,182
PAETEC Holding Corp.
12/01/18	9.875%	982,000	1,109,660
Senior Secured
06/30/17	8.875%	577,000	626,045
Qwest Communications International, Inc.
04/01/18	7.125%	1,378,000	1,471,015
Telecom Italia Capital SA
10/01/15	5.250%	2,210,000	2,281,825
Telecom Italia Capital SA(c)
09/30/14	4.950%	13,794,000	14,207,820
07/18/36	7.200%	20,564,000	19,947,080
Telefonica Emisiones SAU
01/15/15	4.949%	12,595,000	12,987,523
Telefonica Emisiones SAU(c)
06/20/16	6.421%	260,000	277,179
02/16/21	5.462%	5,155,000	5,063,909
Tw telecom holdings, inc.
03/01/18	8.000%	578,000	631,465
Verizon New York, Inc. Senior Unsecured(c)
04/01/32	7.375%	13,385,000	15,873,084

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Wirelines (continued)
Windstream Corp.
11/01/17	7.875%	$644,000	$710,010
Total			139,931,521
Total Corporate Bonds & Notes (Cost: $1,911,743,791)			$1,982,435,812

Residential Mortgage-Backed Securities - Agency 17.5%
Federal Home Loan Mortgage Corp.(c)(h)
10/01/41	5.000%	40,966,483	44,554,106
07/01/37	6.000%	22,038,592	24,752,983
Federal Home Loan Mortgage Corp.(d)(h)(i)
CMO IO Series 3517 Class JI
12/15/12	0.343%	7,178,279	2,693
Federal Home Loan Mortgage Corp.(h)
11/01/40-06/01/41	4.500%	49,293,046	52,984,291
07/01/39	5.000%	8,551,375	9,298,017
06/01/33	5.500%	1,086,093	1,193,000
09/01/28-04/01/33	6.000%	1,952,292	2,190,283
04/01/30-04/01/32	7.000%	759,052	887,442
08/01/24	8.000%	59,033	70,126
01/01/25	9.000%	28,198	34,329
Federal Home Loan Mortgage Corp.(h)(i)
CMO IO Series 3430 Class IA
07/15/12	0.818%	17,144,178	19,783
Federal National Mortgage Association(c)(h)
10/01/40	4.000%	34,075,572	36,032,513
08/01/40	5.000%	30,033,964	32,751,883
Federal National Mortgage Association(d)(h)(i)
CMO IO Series 2008-40 Class AI
08/25/12	1.200%	29,209,861	106,423
Federal National Mortgage Association(e)(h)
04/01/42	3.500%	35,750,000	36,710,781
Federal National Mortgage Association(h)
03/01/41	3.500%	6,030,138	6,198,884
09/01/40-10/01/41	4.000%	150,433,633	158,571,890
05/01/39-08/01/41	4.500%	63,187,749	67,498,442
04/01/29-05/01/41	5.000%	39,714,382	42,975,517
12/01/28-09/01/36	5.500%	37,187,776	40,990,332
10/01/28-08/01/35	6.000%	21,717,997	24,231,368
05/01/29-07/01/38	7.000%	26,162,034	30,064,909
02/01/27-09/01/31	7.500%	320,451	378,816
11/01/21	8.000%	9,087	10,602
04/01/23	8.500%	62,137	70,157
06/01/24	9.000%	78,670	91,718

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal National Mortgage Association(h)(i)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	$710,089	$62,203
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	175,985	5,792
Federal National Mortgage Association(h)(j)
06/01/40	5.000%	10,673,008	11,638,872
01/01/36	5.500%	20,179,513	22,176,206
Government National Mortgage Association(e)(h)
04/01/42	4.500%	20,725,000	22,548,153
Government National Mortgage Association(h)
06/15/40-06/15/41	4.500%	64,421,874	70,451,612
Total Residential Mortgage-Backed Securities - Agency (Cost: $714,700,334)			$739,554,126

Residential Mortgage-Backed Securities - Non-Agency 1.0%
American General Mortgage Loan Trust(b)(d)(h)
CMO Series 2009-1 Class A7
09/25/48	5.750%	10,593,000	10,869,890
CMO Series 2010-1A Class A1
03/25/58	5.150%	1,613,930	1,635,347
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(b)(h)
08/27/37	6.000%	3,475,007	3,657,174
Credit Suisse Mortgage Capital Certificates(b)(d)(h)
CMO Series 2009-12R Class 30A1
12/27/36	8.020%	1,062,041	1,068,509
CMO Series 2010-11R Class A1
06/28/47	1.241%	3,329,186	3,306,020
CMO Series 2010-12R Class 13A1
12/26/37	4.250%	5,476,292	5,485,515
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	3,888,016	3,821,158
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	4,077,602	4,148,961
JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1(d)(h)
09/25/36	5.950%	1,848,588	1,827,354
LVII Resecuritization Trust CMO Series 2009-3 Class A1(b)(d)(h)
11/27/37	5.600%	732,677	732,141
Nomura Asset Acceptance Corp.(d)(h)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	397,912	348,144
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	2,518,505	2,203,138
Prime Mortgage Trust CMO Series 2005-1 Class 2A1(b)(h)
09/25/34	5.000%	305,400	306,091
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A(d)(h)
12/25/34	4.740%	1,690,097	1,707,995

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-2 Class 1A2(h)
04/25/35	8.000%	$744,147	$747,824

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $41,497,956)			$41,865,261

Commercial Mortgage-Backed Securities - Agency —%
Federal National Mortgage Association CMO Series 2002-M2 Class C(h)
08/25/12	4.717%	22,952	23,051
Total Commercial Mortgage-Backed Securities - Agency (Cost: $22,979)			$23,051

Commercial Mortgage-Backed Securities - Non-Agency 14.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc.(h)
Series 2005-3 Class A3A
07/10/43	4.621%	8,050,000	8,160,905
Series 2005-3 Class A4
07/10/43	4.668%	20,049,000	21,797,493
Series 2005-4 Class A5A
07/10/45	4.933%	14,350,000	15,699,187
Bear Stearns Commercial Mortgage Securities(d)(h)
Series 2005-T18 Class A4
02/13/42	4.933%	2,000,000	2,173,786
Series 2005-T20 Class A4A
10/12/42	5.145%	6,525,000	7,260,348
Bear Stearns Commercial Mortgage Securities(h)
Series 2003-T10 Class A2
03/13/40	4.740%	7,304,984	7,462,107
Series 2006-PW14 Class A4
12/11/38	5.201%	25,575,000	28,752,106
Series 2007-PW18 Class A4
06/11/50	5.700%	3,470,000	3,959,360
Citigroup Commercial Mortgage Trust(h)
Series 2005-C3 Class A4
05/15/43	4.860%	11,000,000	11,899,195
Series 2006-C5 Class A4
10/15/49	5.431%	5,950,000	6,734,930
Citigroup/Deutsche Bank Commercial Mortgage Trust(d)(h)
Series 2005-CD1 Class A4
07/15/44	5.225%	7,930,000	8,826,693
Series 2007-CD5 Class A4
11/15/44	5.886%	10,900,000	12,510,213
Citigroup/Deutsche Bank Commercial Mortgage Trust(h)
Series 2007-CD4 Class A4
12/11/49	5.322%	18,742,000	20,526,109
Commercial Mortgage Pass-Through Certificates Series 2003-LB1A Class A2(h)
06/10/38	4.084%	15,075,000	15,466,573

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse First Boston Mortgage Securities Corp.(d)(h)
Series 2004-C1 Class A4
01/15/37	4.750%	$7,155,000	$7,510,825
Series 2005-C6 Class A4
12/15/40	5.230%	13,380,000	14,758,889
Credit Suisse First Boston Mortgage Securities Corp.(h)
Series 2002-CP3 Class A3
07/15/35	5.603%	1,433,874	1,434,961
Series 2004-C2 Class A1
05/15/36	3.819%	664,545	675,748
GE Capital Commercial Mortgage Corp.(d)(h)
Series 2005-C1 Class A5
06/10/48	4.772%	3,900,000	4,209,890
GE Capital Commercial Mortgage Corp.(h)
Series 2003-C1 Class A4
01/10/38	4.819%	834,507	852,855
GE Capital Commercial Mortgage Corp Series 2002-2A Class A3(h)
08/11/36	5.349%	1,545,861	1,555,560
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A4(h)
04/10/40	5.023%	3,190,000	3,347,541
GS Mortgage Securities Corp. II(h)
Series 2005-GG4 Class A4A
07/10/39	4.751%	30,935,000	33,547,770
Series 2006-GG8 Class A4
11/10/39	5.560%	4,355,000	4,906,408
General Electric Capital Assurance Co.(b)(d)(h)
Series 2003-1 Class A4
05/12/35	5.254%	6,242,748	6,676,690
Series 2003-1 Class A5
05/12/35	5.743%	6,500,000	7,748,208
Greenwich Capital Commercial Funding Corp.(c)(h)
Series 2007-GG9 Class A4
03/10/39	5.444%	27,950,000	30,756,739
Greenwich Capital Commercial Funding Corp.(h)
Series 2003-C2 Class A3
01/05/36	4.533%	390,637	392,133
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-C1 Class A2(h)
01/12/37	4.985%	2,845,000	2,908,486
JPMorgan Chase Commercial Mortgage Securities Corp.(c)(d)(h)
Series 2005-LDP5 Class A4
12/15/44	5.205%	26,927,000	30,065,261
JPMorgan Chase Commercial Mortgage Securities Corp.(d)(h)
Series 2003-CB6 Class A2
07/12/37	5.255%	20,100,000	20,981,646
Series 2005-LDP3 Class ASB
08/15/42	4.893%	6,081,918	6,418,765
Series 2005-LDP4 Class A4
10/15/42	4.918%	18,209,000	19,859,045
Series 2006-LDP6 Class ASB
04/15/43	5.490%	7,531,080	7,993,353
Series 2007-CB19 Class A4
02/12/49	5.734%	19,385,000	21,810,451
JPMorgan Chase Commercial Mortgage Securities Corp.(h)
Series 2003-LN1 Class A1

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
10/15/37	4.134%	$444,507	$452,664
Series 2003-ML1A Class A1
03/12/39	3.972%	314,081	314,599
Series 2004-LN2 Class A1
07/15/41	4.475%	2,860,156	2,885,975
Series 2005-LDP2 Class A3
07/15/42	4.697%	3,973,512	3,996,844
Series 2007-CB20 Class ASB
02/12/51	5.688%	3,622,895	3,898,337
LB-UBS Commercial Mortgage Trust(d)(h)
Series 2004-C6 Class A6
08/15/29	5.020%	4,000,000	4,290,140
Series 2005-C7 Class A4
11/15/30	5.197%	6,375,000	7,065,661
Series 2007-C7 Class A3
09/15/45	5.866%	11,340,000	12,847,901
LB-UBS Commercial Mortgage Trust(h)
Series 2003-C3 ClassA4
05/15/32	4.166%	11,025,000	11,328,772
Series 2004-C2 Class A3
03/15/29	3.973%	971,464	988,465
Series 2005-C3 Class A5
07/15/30	4.739%	7,220,000	7,855,649
Series 2006-C1 Class A4
02/15/31	5.156%	6,170,000	6,864,594
Morgan Stanley Capital I(d)(h)
Series 2007-IQ15 Class A4
06/11/49	5.882%	7,500,000	8,459,055
Morgan Stanley Capital I(h)
Series 2003-IQ6 Class A4
12/15/41	4.970%	4,600,000	4,859,113
Series 2006-IQ12 Class A4
12/15/43	5.332%	8,375,000	9,423,048
Series 2007-IQ16 Class A4
12/12/49	5.809%	18,600,000	21,285,970
Morgan Stanley Dean Witter Capital I Series 2002-IQ3 Class A4(h)
09/15/37	5.080%	2,172,865	2,204,211
Morgan Stanley Reremic Trust(b)(c)(d)(h)
Series 2010-GG10 Class A4A
08/15/45	5.787%	20,300,000	22,897,913
Morgan Stanley Reremic Trust(b)(d)(h)
Series 2009-GG10 Class A4A
08/12/45	5.787%	18,150,000	20,472,765
TIAA Seasoned Commercial Mortgage Trust(d)(h)
Series 2007-C4 Class A2
08/15/39	5.375%	547,336	553,526
Series 2007-C4 Class A3
08/15/39	5.656%	3,605,000	3,889,511
Wachovia Bank Commercial Mortgage Trust(d)(h)
Series 2003-C9 Class A4
12/15/35	5.012%	3,940,000	4,152,075
Series 2005-C22 Class A4
12/15/44	5.271%	14,295,000	15,932,392
Series 2006-C24 Class A3
03/15/45	5.558%	9,850,000	10,988,256

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Wachovia Bank Commercial Mortgage Trust(h)
Series 2002-C2 Class A4
11/15/34	4.980%	$2,894,792	$2,937,467
Series 2003-C3 Class A2
02/15/35	4.867%	16,548,108	16,907,649
Series 2003-C5 Class A2
06/15/35	3.989%	239,209	244,765
Series 2005-C16 Class A2
10/15/41	4.380%	442,057	441,881
Series 2005-C18 Class A4
04/15/42	4.935%	5,096,000	5,567,599
Series 2006-C29 Class A4
11/15/48	5.308%	3,000,000	3,347,820

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $597,702,213)			$616,994,846

Asset-Backed Securities - Non-Agency 1.4%
Ally Auto Receivables Trust
Series 2010-3 Class A3
10/15/14	1.110%	570,000	572,481
Series 2011-4 Class A2
03/17/14	0.650%	2,686,841	2,686,601
Series 2012-1 Class A3
02/16/16	0.930%	1,355,000	1,356,982
Ally Master Owner Trust Series 2011-4 Class A2
09/15/16	1.540%	4,086,000	4,094,025
BMW Vehicle Lease Trust Series 2011-1 Class A3
02/20/14	1.060%	3,540,000	3,555,295
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	4,542,000	4,546,136
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1(d)
11/25/36	0.292%	655,217	648,859
CNH Equipment Trust Series 2011-B Class A3
08/15/16	0.910%	1,890,000	1,892,415
Citibank Credit Card Issuance Trust Series 2008-C6 Class C6
06/20/14	6.300%	8,000,000	8,100,000
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3(d)
06/25/37	6.080%	4,951,000	4,951,361
Countrywide Asset-Backed Certificates(d)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,746,438	1,261,865
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	950,163	761,732
Ford Credit Auto Lease Trust
Series 2011-A Class A3
07/15/14	1.030%	3,755,000	3,767,997
Ford Credit Auto Lease Trust(b)

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2010-B Class A3
07/15/13	0.910%	$2,968,406		$2,970,564
Ford Credit Auto Owner Trust Series 2012-A Class A3
08/15/16	0.840%		1,285,000	1,286,575
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%		2,285,000	2,292,450
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2(d)
01/25/37	0.312%		1,646,472	1,568,794
Nissan Auto Lease Trust Series 2010-B Class A3
12/15/13	1.120%		3,585,000	3,597,799
RAAC Series Series 2006-RP2 Class A(b)(d)
02/25/37	0.492%		4,555,730	3,912,069
SMART Trust Series 2012-1USA Class A4A(b)
12/14/17	2.010%		3,450,000	3,427,475
Total Asset-Backed Securities - Non-Agency (Cost: $57,362,560)				$57,251,475

Inflation-Indexed Bonds(a) —%
Uruguay –%
Uruguay Government International Bond Senior Unsecured
12/15/28	4.375%	UYU	32,126,334	1,798,872
Total Inflation-Indexed Bonds (Cost: $1,643,356)				$1,798,872

U.S. Treasury Obligations 11.7%
U.S. Treasury
06/30/12	0.625%		1,006,000	1,007,258
12/31/13	0.125%		8,930,000	8,899,299
01/31/14	0.250%		1,495,000	1,492,840
10/15/14	0.500%		655,000	655,665
12/31/16	0.875%		240,000	238,744
08/15/41	3.750%		5,610,000	6,064,937
U.S. Treasury(c)
02/28/17	0.875%		61,550,000	61,117,242
11/15/21	2.000%		575,000	566,060
02/15/22	2.000%		46,140,000	45,253,235
11/15/41	3.125%		48,860,000	46,867,440
02/15/42	3.125%		1,740,000	1,667,954
U.S. Treasury(c)(k)
STRIPS
11/15/18	0.000%		202,370,000	182,234,995
11/15/21	0.000%		73,558,000	59,201,244
02/15/40	0.000%		36,719,000	13,832,047
U.S. Treasury(e)
03/31/17	1.000%		17,795,000	17,757,470

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
U.S. Treasury(k)
STRIPS
11/15/19	0.000%	$15,765,000	$13,663,983
11/15/21	0.000%	40,105,000	32,046,542

Total U.S. Treasury Obligations (Cost: $492,538,721)			$492,566,955

U.S. Government & Agency Obligations —%
Federal National Mortgage Association
04/01/22	8.000%	31,263	36,469

Total U.S. Government & Agency Obligations (Cost: $31,067)			$36,469

Foreign Government Obligations(a) 0.9%
ARGENTINA 0.1%
Argentina Boden Bonds Senior Unsecured(c)
10/03/15	7.000%	500,000	469,375
Argentina Bonar Bonds Senior Unsecured(c)
04/17/17	7.000%	1,090,000	963,015
Argentina Republic Government International Bond Senior Unsecured(d)
12/15/35	4.383%	1,700,000	221,000
Total			1,653,390

BRAZIL 0.1%
Brazilian Government International Bond
Senior Unsecured
01/22/21	4.875%	300,000	338,391
01/07/41	5.625%	340,000	392,360
Petrobras International Finance Co.
03/15/19	7.875%	350,000	431,832
01/20/20	5.750%	700,000	775,460
Total			1,938,043

CHILE –%
Empresa Nacional del Petroleo Senior Unsecured(b)
12/06/21	4.750%	510,000	528,466

COLOMBIA 0.1%
Colombia Government International Bond
Senior Unsecured
01/18/41	6.125%	570,000	690,539
Colombia Government International Bond(c)
Senior Unsecured
07/12/21	4.375%	320,000	348,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(a) (continued)
COLOMBIA (CONTINUED)
Corp. Andina de Fomento Senior Unsecured
06/04/19	8.125%	$350,000	$435,100
Empresa de Energia de Bogota SA Senior Unsecured(b)(c)
11/10/21	6.125%	530,000	560,847
Empresas Publicas de Medellin ESP Senior Unsecured(b)
02/01/21	8.375%	COP	820,000,000	487,438
Total	2,521,924

DOMINICAN REPUBLIC –%
Dominican Republic International Bond(b)
Senior Unsecured
05/06/21	7.500%	710,000	728,621
04/20/27	8.625%	350,000	364,000
Total	1,092,621

HUNGARY –%
Hungary Government International Bond Senior Unsecured(c)
03/29/21	6.375%	350,000	319,604

INDONESIA 0.1%
Indonesia Government International Bond(b)(c)
Senior Unsecured
05/05/21	4.875%	710,000	764,524
01/17/38	7.750%	690,000	955,650
Indonesia Treasury Bond Senior Unsecured
05/15/22	7.000%	IDR	8,700,000,000	1,030,589
Majapahit Holding BV(b)
06/28/17	7.250%	340,000	390,880
Majapahit Holding BV(b)(c)
08/07/19	8.000%	350,000	423,500
PT Perusahaan Listrik Negara Senior Unsecured(b)(c)
11/22/21	5.500%	1,070,000	1,120,775
Total	4,685,918

KAZAKHSTAN –%
KazMunayGas National Co.(b)
Senior Unsecured
01/23/15	11.750%	350,000	426,125
07/02/18	9.125%	300,000	373,500
Total	799,625
LITHUANIA –%
Lithuania Government International Bond Senior Unsecured(b)
03/09/21	6.125%	670,000	719,148

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)
MEXICO 0.1%
Mexican Bonos
06/10/21	6.500%	MXN	$680,000	$542,111
06/03/27	7.500%	MXN	1,340,000	1,108,797
Mexico Government International Bond Senior Unsecured
03/15/22	3.625%		200,000	204,500
Pemex Project Funding Master Trust
01/21/21	5.500%		1,220,000	1,345,050
Petroleos Mexicanos
06/02/41	6.500%		350,000	393,750
Petroleos Mexicanos(b)
06/02/41	6.500%		340,000	382,500
Total				3,976,708

PERU 0.1%
Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates(b)(k)
05/31/18	0.000%		496,503	436,923
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		250,000	341,500
11/18/50	5.625%		160,000	179,200
Peruvian Government International Bond(b)
Senior Unsecured
08/12/31	6.950%	PEN	740,000	299,219
Total				1,256,842

PHILIPPINES –%
Philippine Government International Bond Senior Unsecured
03/30/26	5.500%		350,000	398,563
Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b)
12/02/24	7.390%		350,000	443,074
Total				841,637

POLAND –%
Poland Government International Bond Senior Unsecured(c)
03/23/22	5.000%		900,000	948,618

QATAR –%
Qatar Government International Bond(b)
Senior Unsecured
01/20/22	4.500%		350,000	365,330
01/20/42	5.750%		350,000	378,420
Total				743,750

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(a) (continued)
REPUBLIC OF NAMIBIA –%
Namibia International Bonds Senior Unsecured(b)
11/03/21	5.500%	$580,000	$607,550

REPUBLIC OF THE CONGO –%
Republic of Congo Senior Unsecured(d)
06/30/29	3.000%	218,500	166,060

ROMANIA –%
Romanian Government International Bond Senior Unsecured(b)
02/07/22	6.750%	340,000	355,071

RUSSIAN FEDERATION 0.1%
Gazprom OAO Via Gaz Capital SA(b)
Senior Unsecured
11/22/16	6.212%	350,000	380,170
Gazprom OAO Via Gaz Capital SA(b)(c)
Senior Unsecured
01/23/21	5.999%	1,410,000	1,486,140
08/16/37	7.288%	340,000	385,519
Russian Foreign Bond - Eurobond Senior Unsecured(b)(c)(d)
03/31/30	7.500%	1,169,000	1,398,416
Vnesheconombank Via VEB Finance PLC Senior Unsecured(b)
11/22/25	6.800%	530,000	556,500
Total			4,206,745

SOUTH AFRICA –%
South Africa Government International Bond
Senior Unsecured
01/17/24	4.665%	250,000	255,625
03/08/41	6.250%	150,000	174,000
Total			429,625

SOUTH KOREA –%
Export-Import Bank of Korea
Senior Unsecured
09/15/21	4.375%	350,000	352,879
04/11/22	5.000%	500,000	527,499
Total			880,378

TRINIDAD AND TOBAGO –%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b)
08/14/19	9.750%	750,000	922,123

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(a) (continued)
TURKEY 0.1%
Turkey Government International Bond
03/25/22	5.125%	$320,000	$317,600
Senior Unsecured
03/30/21	5.625%	680,000	709,580
09/26/22	6.250%	330,000	354,750
03/17/36	6.875%	490,000	543,900
Total			1,925,830

UNITED ARAB EMIRATES –%
Abu Dhabi National Energy Co. Senior Unsecured(b)(c)
12/13/21	5.875%	520,000	553,319

URUGUAY –%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%	340,000	471,750

VENEZUELA 0.1%
Petroleos de Venezuela SA
11/02/17	8.500%	980,000	871,220
02/17/22	12.750%	370,000	370,000
Senior Unsecured
10/28/15	5.000%	320,000	265,600
10/28/16	5.125%	1,010,000	785,275
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	1,720,000	1,466,300
Total			3,758,395

Total Foreign Government Obligations (Cost: $34,524,668)			$36,303,140

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.4%
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	$675,000	$825,815
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	12,585,000	12,975,135
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	1,690,000	1,942,554

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
State of California Unlimited General Obligation Bonds Taxable Series 2010
11/01/15	3.950%	$1,415,000	$1,501,428

Total Municipal Bonds (Cost: $16,311,869)			$17,244,932

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Automotive –%
Schaeffler AG Tranche C2 Term Loan(d)(e)(l)
01/27/17	6.000%	$263,000	$264,110

Brokerage –%
Nuveen Investments, Inc. 2nd Lien Term Loan(d)(l)
02/28/19	8.250%	680,000	687,364

Gaming –%
Caesars Octavius LLC Tranche B Term Loan(d)(l)
04/25/17	9.250%	397,000	391,243
ROC Finance LLC Tranche B Term Loan(d)(l)
08/19/17	8.500%	191,000	191,955
Total			583,198

Media Non-Cable 0.1%
Cumulus Media Holdings, Inc.(d)(e)(l)
2nd Lien Term Loan
03/18/19	7.500%	780,000	789,586
Cumulus Media Holdings, Inc.(d)(l)
2nd Lien Term Loan
03/18/19	7.500%	841,000	851,336
Lonestar Intermediate Super Holdings LLC(d)(e)(l)
Term Loan
09/02/19	11.000%	445,000	449,926
Lonestar Intermediate Super Holdings LLC(d)(l)
Term Loan
09/02/19	11.000%	861,000	870,532
Total			2,961,380

Total Senior Loans (Cost: $4,362,844)			$4,496,052

Issuer		Shares	Value

Preferred Stocks 1.6%
FINANCIALS 1.6%
Commercial Banks 1.6%
Citigroup Capital XIII, 7.875%		1,402,825	$38,156,840
Lloyds Banking Group PLC, 6.657%(b)		3,335,000	2,301,150
NB Capital Trust II, 7.830%		1,540,000	1,540,000
U.S. Bancorp, 6.500%(c)		954,050	25,940,620
Total			67,938,610
TOTAL FINANCIALS			67,938,610
Total Preferred Stocks (Cost: $67,195,209)			$67,938,610

Warrants —%
ENERGY –%
Energy Equipment & Services –%
Green Field Energy Services, Inc.(m)		816	53,856
Total Warrants (Cost: $32,863)			$53,856

Issuer	Coupon Rate	Principal Amount	Value

Treasury Note Short-Term 1.4%
U.S. Treasury Bills(c)
05/10/12	0.060%	$59,693,687	$59,695,704

Total Treasury Note Short-Term (Cost: $59,693,687)			$59,695,704

		Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.161%(n)(o)		120,368,047	$120,368,047

Total Money Market Funds (Cost: $120,368,047)			$120,368,047

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 14.2%
Asset-Backed Commercial Paper 1.9%
Atlantis One
04/11/12	0.511%	4,993,554	$4,993,554
08/01/12	0.662%	9,966,633	9,966,633
Kells Funding LLC
04/13/12	0.581%	11,982,020	11,982,020
04/24/12	0.460%	4,995,592	4,995,592

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
06/04/12	0.501%	$3,994,722	$3,994,722
LMA Americas LLC
04/03/12	0.310%	9,999,397	9,999,397
Regency Markets No. 1 LLC
04/18/12	0.200%	19,996,667	19,996,667
Rhein-Main Securitisation Ltd.
04/13/12	0.771%	9,987,167	9,987,167
05/14/12	0.822%	4,990,661	4,990,661
Total			80,906,413

Certificates of Deposit 7.3%
ABN AMRO Bank N.V.
06/21/12	0.400%	9,989,788	9,989,788
Australia and New Zealand Bank Group, Ltd.
05/16/12	0.470%	15,000,000	15,000,000
Bank of Nova Scotia
05/03/12	0.373%	13,000,000	13,000,000
07/26/12	0.321%	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	9,989,023	9,989,023
Barclays Bank PLC
04/18/12	0.600%	15,000,000	15,000,000
Branch Banking & Trust Corporation
07/12/12	0.420%	15,000,000	15,000,000
DZ Bank AG
04/10/12	0.230%	10,000,000	10,000,000
Den Danske Bank
04/02/12	0.200%	5,000,000	5,000,000
Deutsche Bank AG
09/14/12	0.750%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
04/26/12	0.300%	2,000,000	2,000,000
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	13,000,000	13,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	10,000,128	10,000,128
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	15,000,000	15,000,000
N.V. Bank Nederlandse Gemeenten
04/10/12	0.335%	10,000,000	10,000,000
National Australia Bank
04/30/12	0.391%	10,000,000	10,000,000
08/16/12	0.341%	15,000,000	15,000,000
National Bank of Canada
05/08/12	0.393%	10,000,000	10,000,000
Norinchukin Bank
05/21/12	0.470%	15,000,000	15,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Royal Bank of Canada
04/02/12	0.100%	$20,000,000	$20,000,000
Skandinaviska Enskilda Banken
04/16/12	0.360%	20,000,000	20,000,000
05/21/12	0.340%	5,000,000	5,000,000
Standard Chartered Bank PLC
04/20/12	0.560%	4,992,932	4,992,932
Sumitomo Trust & Banking Co., Ltd.
05/29/12	0.370%	10,000,000	10,000,000
Svenska Handelsbanken
07/26/12	0.590%	5,000,252	5,000,252
08/30/12	0.580%	15,000,000	15,000,000
09/13/12	0.490%	10,000,000	10,000,000
United Overseas Bank Ltd.
04/16/12	0.230%	10,000,000	10,000,000
Total			307,972,123

Commercial Paper 3.6%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
Caisse d’Amortissement de la Dette Sociale
07/19/12	0.471%	4,992,167	4,992,167
Development Bank of Singapore Ltd.
08/03/12	0.551%	7,978,611	7,978,611
08/07/12	0.552%	9,972,653	9,972,653
08/08/12	0.501%	6,984,153	6,984,153
DnB NOR
04/10/12	0.521%	4,993,139	4,993,139
08/30/12	0.491%	8,000,000	8,000,000
Erste Abwicklungsanstalt
04/23/12	0.671%	2,994,919	2,994,919
04/24/12	0.681%	4,991,311	4,991,311
HSBC Bank PLC
04/13/12	0.481%	14,963,400	14,963,400
Macquarie Bank Ltd.
04/20/12	0.803%	1,991,911	1,991,911
Nordea Bank AB
07/24/12	0.627%	4,984,201	4,984,201

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
08/14/12	0.592%	$4,985,168	$4,985,168
Societe Generale
04/03/12	0.300%	9,999,417	9,999,417
Suncorp Metway Ltd.
04/10/12	0.480%	6,994,307	6,994,307
04/11/12	0.480%	9,991,600	9,991,600
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,437	4,988,437
08/16/12	0.302%	17,000,000	17,000,000
Toyota Motor Credit Corp.
04/26/12	0.562%	6,979,964	6,979,964
Westpac Securities NZ Ltd.
04/20/12	0.531%	4,986,529	4,986,529
Total			148,748,504

Repurchase Agreements 1.4%
Mizuho Securities USA, Inc.(p)
dated 03/30/12, matures 04/02/12,
repurchase price $10,000,225
	0.270%	10,000,000	10,000,000
repurchase price $9,819,151
	0.100%	9,819,069	9,819,069
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $25,000,542(p)
	0.260%	25,000,000	25,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(p)
	0.270%	5,000,000	5,000,000
Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $9,636,100(p)
	0.190%	9,635,947	9,635,947
Total			59,455,016

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $597,082,056)			$597,082,056

Total Investments
(Cost: $4,716,814,220)(q)			$4,835,709,264(r)
Other Assets & Liabilities, Net			(619,451,301)

Net Assets			$4,216,257,963

Investments in Derivatives

Futures Contracts Outstanding at March 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Long Bond, 20-year	(79)	$(10,884,719)	June 2012	$205,385	$—
U.S. Treasury Note, 2-year	1,467	322,946,304	July 2012	—	(140,099)
U.S. Treasury Note, 5-year	(4,172)	(511,232,958)	July 2012	1,963,682	—
U.S. Treasury Note, 10-year	(2,579)	(333,940,216)	June 2012	3,177,225	—
U.S. Treasury Ultra Bond, 30-year	(346)	(52,235,187)	June 2012	1,490,461	—
Total				$6,836,753	$(140,099)

Credit Default Swap Contracts Outstanding at March 31, 2012

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Barclays	D.R. Horton, Inc.	Dec. 20, 2016	1.000%	$5,445,000	$189,076	$(653,640)	$(1,664)	$—	$(466,228)
JPMorgan	D.R. Horton, Inc.	Dec. 20, 2016	1.000	15,510,000	538,580	(1,563,546)	(4,739)	—	(1,029,705)
JPMorgan	Home Depot, Inc.	Dec. 20, 2016	1.000	15,500,000	(432,966)	260,501	(4,736)	—	(177,201)
JPMorgan	Limited Brands, Inc.	Dec. 20, 2016	1.000	4,430,000	129,325	(287,778)	(1,354)	—	(159,807)
Barclays	Toll Brothers, Inc.	Dec. 20, 2016	1.000	15,510,000	341,409	(885,240)	(4,739)	—	(548,570)
Morgan Stanley	Toll Brothers, Inc.	Dec. 20, 2016	1.000	13,925,000	306,519	(793,559)	(4,255)	—	(491,295)
JPMorgan	Barclays Bank, PLC	March 20, 2017	1.000	7,230,000	279,080	(305,944)	(2,209)	—	(29,073)
Morgan Stanley	Barclays Bank, PLC	March 20, 2017	1.000	18,340,000	707,930	(815,702)	(5,604)	—	(113,376)
Barclays	D.R. Horton, Inc.	March 20, 2017	1.000	3,870,000	151,924	(138,103)	(1,183)	12,638	—
Citibank	Goldman Sachs Group, Inc.	March 20, 2017	1.000	11,560,000	655,529	(770,281)	(3,532)	—	(118,284)
Morgan Stanley	Home Depot, Inc.	March 20, 2017	1.000	12,840,000	(363,005)	303,840	(3,923)	—	(63,088)
Morgan Stanley	Limited Brands, Inc.	March 20, 2017	1.000	11,085,000	378,788	(445,007)	(3,387)	—	(69,606)
Barclays	Marriott International, Inc.	March 20, 2017	1.000	8,630,000	(75,408)	28,676	(2,637)	—	(49,369)
Citibank	Marriott International, Inc.	March 20, 2017	1.000	5,600,000	(48,932)	18,607	(1,711)	—	(32,036)
Barclays	Morgan Stanley	March 20, 2017	1.000	8,405,000	476,619	(715,391)	(2,568)	—	(241,340)
Goldman Sachs International	Textron, Inc.	March 20, 2017	1.000	15,540,000	313,811	(217,869)	(4,748)	91,194	—
Goldman Sachs International	Toll Brothers, Inc.	March 20, 2017	1.000	6,405,000	164,127	(133,728)	(1,957)	28,442	—
Total								$132,274	$(3,588,978)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $429,298,675 or 10.18% of net assets.

(c)	At March 31, 2012, security was partially or fully on loan.
(d)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2012.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2012 was $1,085,835, representing 0.03% of net assets. Information concerning such security holdings at March 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
United Artist Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	12-08-95	$1,085,835

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2012, the value of these securities amounted to $1,085,835, which represents 0.03% of net assets.

(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(j)

At March 31, 2012, investments in securities included securities valued at $11,746,329 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k)	Zero coupon bond.
(l)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	Non-income producing.
(n)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(o)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$37,895,335	$314,118,473	$(231,645,761)	$—	$120,368,047	$32,150	$120,368,047

(p)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
United States Treasury Inflation Indexed Bonds	$1,231,097
United States Treasury Note/Bond	6,332,270
United States Treasury Strip Coupon	2,114,518
United States Treasury Strip Principal	342,089
Total Market Value of Collateral Securities	$10,019,974

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$98,573
Government National Mortgage Association	737,676
United States Treasury Note/Bond	9,363,751
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$4,305,937
Fannie Mae REMICS	7,403,882
Freddie Mac Gold Pool	900,644
Freddie Mac REMICS	8,888,397
Government National Mortgage Association	1,037,998
United States Treasury Inflation Indexed Bonds	930,219
United States Treasury Note/Bond	2,033,476
Total Market Value of Collateral Securities	$25,500,553

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$6,376
Fannie Mae Pool	1,394,007
Fannie Mae REMICS	238,011
Fannie Mae-Aces	6,753
Federal Farm Credit Bank	203,073
Federal Home Loan Banks	102,197
Federal Home Loan Mortgage Corp	153,519
Federal National Mortgage Association	177,266
Freddie Mac Coupon Strips	11,549
Freddie Mac Gold Pool	463,542
Freddie Mac Non Gold Pool	104,350
Freddie Mac Reference REMIC	15
Freddie Mac REMICS	386,122
Ginnie Mae I Pool	471,803
Ginnie Mae II Pool	707,404
Government National Mortgage Association	315,987
United States Treasury Bill	73,942
United States Treasury Inflation Indexed Bonds	13,990
United States Treasury Note/Bond	258,941
United States Treasury Strip Coupon	11,153
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$7,917,535
Freddie Mac Gold Pool	1,911,131
Total Market Value of Collateral Securities	$9,828,666

(q)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $4,716,814,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$135,842,000
Unrealized Depreciation	(16,947,000)
Net Unrealized Appreciation	$118,895,000

(r)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Bonds
Corporate Bonds & Notes
Electric	$—	$162,288,281	$364,300	$162,652,581
Entertainment	—	7,195,262	1,085,835	8,281,097
All Other Industries	—	1,811,502,134	—	1,811,502,134
Residential Mortgage-Backed Securities - Agency	—	739,554,126	—	739,554,126
Residential Mortgage-Backed Securities - Non-Agency	—	37,716,300	4,148,961	41,865,261
Commercial Mortgage-Backed Securities - Agency	—	23,051	—	23,051
Commercial Mortgage-Backed Securities - Non-Agency	—	616,994,846	—	616,994,846
Asset-Backed Securities - Non-Agency	—	57,251,475	—	57,251,475
Inflation-Indexed Bonds	—	1,798,872	—	1,798,872
U.S. Treasury Obligations	191,588,144	300,978,811	—	492,566,955
U.S. Government & Agency Obligations	—	36,469	—	36,469
Foreign Government Obligations	—	35,866,217	436,923	36,303,140
Municipal Bonds	—	17,244,932	—	17,244,932
Total Bonds	191,588,144	3,788,450,776	6,036,019	3,986,074,939

Equity Securities
Preferred Stocks
Financials	64,097,460	3,841,150	—	67,938,610
Warrants
Energy	—	53,856	—	53,856
Total Equity Securities	64,097,460	3,895,006	—	67,992,466
Short-Term Securities
Treasury Note Short-Term	59,695,704	—	—	59,695,704
Total Short-Term Securities	59,695,704	—	—	59,695,704
Other
Senior Loans	—	4,496,052	—	4,496,052
Money Market Funds	120,368,047	—	—	120,368,047
Investments of Cash Collateral Received for Securities on Loan	—	597,082,056	—	597,082,056
Total Other	120,368,047	601,578,108	—	721,946,155
Investments in Securities	435,749,355	4,393,923,890	6,036,019	4,835,709,264
Derivatives
Assets
Futures Contracts	6,836,753	—	—	6,836,753
Swap Contracts	—	132,274	—	132,274
Liabilities
Futures Contracts	(140,099)	—	—	(140,099)
Swap Contracts	—	(3,588,978)	—	(3,588,978)
Total	$442,446,009	$4,390,467,186	$6,036,019	$4,838,949,214

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Residential
		Mortgage-Backed	Foreign
	Corporate Bonds	Securities -	Government
	& Notes	Non-Agency	Obligations	Total
Balance as of December 31, 2011	$1,536,511	$12,474,118	$414,580	$14,425,209
Accrued discounts/premiums	(188)	—	2,626	2,438
Realized gain (loss)	—	539	—	539
Change in unrealized appreciation (depreciation)*	30,396	84,460	19,717	134,573
Sales	(213,069)	(287,398)	—	(500,467)
Purchases	96,485	—	—	96,485
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(8,122,758)	—	(8,122,758)
Balance as of March 31, 2012	$1,450,135	$4,148,961	$436,923	$6,036,019

*                    Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2012 was $134,573, which is comprised of Corporate Bonds & Notes of $30,396, Residential Mortgage-Backed Securities - Non-Agency of $84,460 and Foreign Government Obligations of $19,717.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Corporate Bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain Corporate Bonds, Residential Backed Mortgage Securities, and Foreign Government Obligations classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient,

reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Diversified Equity Income Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%

CONSUMER DISCRETIONARY 11.5%

Auto Components 1.1%

Johnson Controls, Inc.	1,087,249	$35,313,847

Automobiles 2.2%

Ford Motor Co.(a)	5,735,985	71,642,453

Hotels, Restaurants & Leisure 0.9%

McDonald’s Corp.	306,856	30,102,573

Household Durables 0.3%

Lennar Corp., Class A(a)	385,026	10,465,007

Media 2.4%

Comcast Corp., Class A(a)	565,010	16,955,950
Regal Entertainment Group, Class A(a)	1,133,502	15,415,627
Time Warner, Inc.(a)	281,755	10,636,252
Viacom, Inc., Class B	296,057	14,050,865
Walt Disney Co. (The)(a)	453,513	19,854,799
Total		76,913,493

Multiline Retail 3.0%

Macy’s, Inc.	837,501	33,273,915
Target Corp.	1,115,401	64,994,416
Total		98,268,331

Specialty Retail 1.6%

Home Depot, Inc. (The)(a)	1,048,749	52,762,562
TOTAL CONSUMER DISCRETIONARY		375,468,266

CONSUMER STAPLES 10.3%

Beverages 0.5%

PepsiCo, Inc.	262,540	17,419,529

Food & Staples Retailing 1.5%

CVS Caremark Corp.	290,173	12,999,750
Wal-Mart Stores, Inc.(a)	601,524	36,813,269
Total		49,813,019

Food Products 1.7%

Kraft Foods, Inc., Class A	717,194	27,260,544
Sara Lee Corp.	496,745	10,694,920
Unilever NV - NY Shares	509,965	17,354,109
Total		55,309,573

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Household Products 1.3%

Kimberly-Clark Corp.(a)	351,317	$25,958,813
Procter & Gamble Co. (The)	246,227	16,548,917
Total		42,507,730

Tobacco 5.3%

Altria Group, Inc.	965,374	29,801,095
Lorillard, Inc.(a)	716,708	92,799,352
Philip Morris International, Inc.	537,182	47,599,697
Total		170,200,144
TOTAL CONSUMER STAPLES		335,249,995

ENERGY 11.2%

Energy Equipment & Services 1.8%

C&J Energy Services, Inc.(a)(b)	279,029	4,963,926
Halliburton Co.	598,563	19,866,306
McDermott International, Inc.(b)	550,220	7,048,318
National Oilwell Varco, Inc.	336,518	26,743,085
Total		58,621,635

Oil, Gas & Consumable Fuels 9.4%

Anadarko Petroleum Corp.	496,466	38,893,147
Apache Corp.	480,031	48,214,314
Chevron Corp.	499,601	53,577,211
Enbridge, Inc.	530,593	20,613,538
Exxon Mobil Corp.	647,107	56,123,590
Occidental Petroleum Corp.	477,124	45,436,519
Royal Dutch Shell PLC, ADR	310,557	21,779,362
Total SA, ADR	297,616	15,214,130
Williams Companies, Inc. (The)	127,704	3,934,560
Total		303,786,371
TOTAL ENERGY		362,408,006

FINANCIALS 12.7%

Capital Markets 1.7%

Goldman Sachs Group, Inc. (The)	444,864	55,327,736

Commercial Banks 0.5%

Wells Fargo & Co.	474,653	16,204,653

Diversified Financial Services 5.8%

Bank of America Corp.(a)	7,586,380	72,601,657
Citigroup, Inc.	536,157	19,596,538
JPMorgan Chase & Co.	2,108,697	96,957,888
Total		189,156,083

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance 4.5%

ACE Ltd.	438,221	$32,077,777
Allstate Corp. (The)	628,703	20,696,903
Endurance Specialty Holdings Ltd.(a)	175,984	7,155,509
MetLife, Inc.	522,914	19,530,838
PartnerRe Ltd.	35,151	2,386,401
XL Group PLC	2,930,169	63,555,366
Total		145,402,794

Real Estate Investment Trusts (REITs) 0.2%

ProLogis, Inc.(a)	177,272	6,385,338
TOTAL FINANCIALS		412,476,604

HEALTH CARE 10.5%

Health Care Providers & Services 1.8%

UnitedHealth Group, Inc.	1,006,782	59,339,731

Life Sciences Tools & Services 1.7%

Agilent Technologies, Inc.	723,631	32,208,816
Thermo Fisher Scientific, Inc.	390,481	22,015,318
Total		54,224,134

Pharmaceuticals 7.0%

Bristol-Myers Squibb Co.	1,050,592	35,457,480
Johnson & Johnson(a)	535,783	35,340,247
Merck & Co., Inc.	1,374,518	52,781,491
Novartis AG, ADR	579,115	32,088,762
Pfizer, Inc.	3,056,677	69,264,301
Total		224,932,281
TOTAL HEALTH CARE		338,496,146

INDUSTRIALS 13.9%

Aerospace & Defense 2.5%

Boeing Co. (The)(a)	513,155	38,163,337
Honeywell International, Inc.	283,585	17,312,864
Lockheed Martin Corp.(a)	285,774	25,679,652
Total		81,155,853

Air Freight & Logistics 0.5%

United Parcel Service, Inc., Class B	215,221	17,372,639

Airlines 0.6%
Delta Air Lines, Inc.(b)	772,976	7,660,192
United Continental Holdings, Inc.(a)(b)	608,494	13,082,621
Total		20,742,813

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Electrical Equipment 2.4%

ABB Ltd., ADR(a)(b)	620,673	$12,667,936
Cooper Industries PLC	739,308	47,278,746
Hubbell, Inc., Class B	216,377	17,002,905
Total		76,949,587

Industrial Conglomerates 3.0%

General Electric Co.	2,513,698	50,449,919
Siemens AG, ADR	128,587	12,966,713
Tyco International Ltd.	578,250	32,486,085
Total		95,902,717

Machinery 4.2%

Caterpillar, Inc.	410,488	43,725,182
Deere & Co.(a)	55,186	4,464,547
Eaton Corp.	468,162	23,328,513
Illinois Tool Works, Inc.(a)	481,042	27,477,119
PACCAR, Inc.(a)	265,071	12,413,275
Parker Hannifin Corp.(a)	304,356	25,733,300
Total		137,141,936

Road & Rail 0.7%

Union Pacific Corp.	208,510	22,410,655
TOTAL INDUSTRIALS		451,676,200

INFORMATION TECHNOLOGY 13.9%

Communications Equipment 2.1%

Cisco Systems, Inc.	2,163,178	45,751,215
Nokia OYJ, ADR(a)	4,112,611	22,578,235
Total		68,329,450

Computers & Peripherals 1.8%

Apple, Inc.(b)	65,156	39,059,067
Western Digital Corp.(b)	481,255	19,919,145
Total		58,978,212

Electronic Equipment, Instruments & Components 0.5%

TE Connectivity Ltd.	459,406	16,883,170

IT Services 3.3%

Accenture PLC, Class A	336,195	21,684,577
International Business Machines Corp.(a)	44,626	9,311,215
Mastercard, Inc., Class A	179,952	75,677,014
Total		106,672,806

Semiconductors & Semiconductor Equipment 2.2%

Intel Corp.(a)	1,676,312	47,121,130

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment (continued)

Microchip Technology, Inc.(a)	643,907	$23,953,341
Total		71,074,471

Software 4.0%

Microsoft Corp.	3,446,675	111,155,269
Oracle Corp.	610,645	17,806,408
Total		128,961,677
TOTAL INFORMATION TECHNOLOGY		450,899,786

MATERIALS 3.2%

Chemicals 3.0%

Air Products & Chemicals, Inc.	192,042	17,629,456
Dow Chemical Co. (The)(a)	1,238,247	42,892,876
EI du Pont de Nemours & Co.	484,675	25,639,307
Huntsman Corp.	693,945	9,722,169
Total		95,883,808

Metals & Mining 0.2%

Freeport-McMoRan Copper & Gold, Inc.	212,766	8,093,619
TOTAL MATERIALS		103,977,427

TELECOMMUNICATION SERVICES 5.8%

Diversified Telecommunication Services 5.1%

AT&T, Inc.(a)	2,352,724	73,475,570
CenturyLink, Inc.(a)	878,696	33,961,600
Deutsche Telekom AG, ADR	1,226,206	14,769,651
Verizon Communications, Inc.(a)	701,942	26,835,243
Windstream Corp.(a)	1,434,567	16,798,780
Total		165,840,844

Wireless Telecommunication Services 0.7%

Vodafone Group PLC, ADR	742,989	20,558,506
TOTAL TELECOMMUNICATION SERVICES		186,399,350

UTILITIES 4.3%

Electric Utilities 2.2%

American Electric Power Co., Inc.	434,096	16,747,424
Entergy Corp.(a)	205,760	13,827,072
FirstEnergy Corp.	357,143	16,282,150
NextEra Energy, Inc.(a)	232,954	14,228,830
PPL Corp.(a)	351,628	9,937,007
Total		71,022,483

Issuer		Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)

Multi-Utilities 2.1%

Dominion Resources, Inc.(a)		476,240	$24,388,250
PG&E Corp.		532,884	23,132,495
Sempra Energy		339,498	20,356,300
Total			67,877,045
TOTAL UTILITIES			138,899,528
Total Common Stocks (Cost: $2,549,582,342)			$3,155,951,308

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.2%

Building Materials 0.2%

Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	$5,139,000	$4,843,508
Total Convertible Bonds (Cost: $5,139,000)			$4,843,508

		Shares	Value

Money Market Funds 2.0%

Columbia Short-Term Cash Fund, 0.161%(c)(d)		65,377,033	$65,377,033
Total Money Market Funds (Cost: $65,377,033)			$65,377,033

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 14.9%

Asset-Backed Commercial Paper 2.1%

Atlantis One
04/11/12	0.511%	9,987,108	$9,987,108
08/01/12	0.662%	14,949,950	14,949,950
Kells Funding LLC
04/13/12	0.581%	11,982,020	11,982,020
04/24/12	0.460%	4,995,592	4,995,592
06/04/12	0.491%	4,993,330	4,993,330
Regency Markets No. 1 LLC
04/18/12	0.200%	9,998,333	9,998,333
Royal Park Investments Funding Corp.
04/12/12	0.951%	1,998,364	1,998,364
04/30/12	0.901%	9,991,750	9,991,750
Total			68,896,447

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit 8.8%

ABN AMRO Bank N.V.
06/21/12	0.400%	$20,978,555	$20,978,555
Australia and New Zealand Bank Group, Ltd.
05/16/12	0.470%	10,000,000	10,000,000
06/11/12	0.580%	5,000,000	5,000,000
Bank of Nova Scotia
05/03/12	0.373%	12,000,000	12,000,000
07/26/12	0.321%	10,000,000	10,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	14,983,535	14,983,535
Barclays Bank PLC
04/18/12	0.600%	20,000,000	20,000,000
Den Danske Bank
04/02/12	0.200%	10,000,000	10,000,000
Deutsche Bank AG
09/14/12	0.750%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
04/26/12	0.300%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	15,000,192	15,000,192
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	15,000,000	15,000,000
N.V. Bank Nederlandse Gemeenten
04/10/12	0.320%	10,000,000	10,000,000
National Australia Bank
04/30/12	0.391%	8,000,000	8,000,000
08/16/12	0.341%	10,000,000	10,000,000
National Bank of Canada
05/08/12	0.393%	10,000,000	10,000,000
Norinchukin Bank
05/21/12	0.470%	20,000,000	20,000,000
Pohjola Bank PLC
04/16/12	0.330%	1,000,000	1,000,000
Royal Bank of Canada
04/02/12	0.100%	20,000,000	20,000,000
Skandinaviska Enskilda Banken
04/16/12	0.360%	19,000,000	19,000,000
05/21/12	0.340%	5,000,000	5,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	16,500,000	16,500,000
Svenska Handelsbanken
07/26/12	0.590%	5,000,252	5,000,252
08/30/12	0.580%	6,000,000	6,000,000
Union Bank of Switzerland
04/09/12	0.590%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

United Overseas Bank Ltd.
04/16/12	0.230%	$3,000,000	$3,000,000
Total			286,462,534

Commercial Paper 3.4%

Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
Credit Suisse
06/29/12	0.360%	9,989,800	9,989,800
Development Bank of Singapore Ltd.
08/08/12	0.501%	6,984,153	6,984,153
DnB NOR
04/10/12	0.521%	9,986,278	9,986,278
08/30/12	0.491%	5,000,000	5,000,000
Erste Abwicklungsanstalt
04/24/12	0.681%	4,991,311	4,991,311
HSBC Bank PLC
04/13/12	0.481%	14,963,400	14,963,400
Macquarie Bank Ltd.
04/20/12	0.803%	7,967,644	7,967,644
Nordea Bank AB
07/24/12	0.627%	9,968,403	9,968,403
Suncorp Metway Ltd.
04/02/12	0.480%	9,992,000	9,992,000
The Commonwealth Bank of Australia
08/16/12	0.302%	10,000,000	10,000,000
Toyota Motor Credit Corp.
04/26/12	0.562%	4,985,689	4,985,689
Westpac Securities NZ Ltd.
04/20/12	0.531%	4,986,529	4,986,529
Total			109,791,824

Repurchase Agreements 0.6%

Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $4,000,060(e)
	0.180%	4,000,000	4,000,000
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(e)
	0.270%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $9,404,573(e)
	0.190%	$9,404,424	$9,404,424
Total			18,404,424

Investments of Cash Collateral Received for Securities on Loan (continued)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $483,555,229)	$483,555,229

Total Investments
(Cost: $3,103,653,604)	$3,709,727,078(f)
Other Assets & Liabilities, Net	(466,434,315)

Net Assets	$3,243,292,763

Notes to Portfolio of Investments

(a)	At March 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(d)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$79,103,189	$132,972,366	$(146,698,522)	$—	$65,377,033	$32,590	$65,377,033

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$1,153,329
Fannie Mae-Aces	127,243
Freddie Mac REMICS	1,107,774
Ginnie Mae II Pool	108,066
Government National Mortgage Association	1,583,588
Total Market Value of Collateral Securities	$4,080,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$49,286
Government National Mortgage Association	368,838
United States Treasury Note/Bond	4,681,876
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$7,727,300
Freddie Mac Gold Pool	1,865,212
Total Market Value of Collateral Securities	$9,592,512

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$375,468,266	$—	$—	$375,468,266
Consumer Staples	335,249,995	—	—	335,249,995
Energy	362,408,006	—	—	362,408,006
Financials	412,476,604	—	—	412,476,604
Health Care	338,496,146	—	—	338,496,146
Industrials	451,676,200	—	—	451,676,200
Information Technology	450,899,786	—	—	450,899,786
Materials	103,977,427	—	—	103,977,427
Telecommunication Services	186,399,350	—	—	186,399,350
Utilities	138,899,528	—	—	138,899,528
Total Equity Securities	3,155,951,308	—	—	3,155,951,308

Bonds
Convertible Bonds	—	4,843,508	—	4,843,508
Total Bonds	—	4,843,508	—	4,843,508

Other
Money Market Funds	65,377,033	—	—	65,377,033
Investments of Cash Collateral Received for Securities on Loan	—	483,555,229	—	483,555,229
Total Other	65,377,033	483,555,229	—	548,932,262
Total	$3,221,328,341	$488,398,737	$—	$3,709,727,078

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Dynamic Equity Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%

CONSUMER DISCRETIONARY 11.6%

Diversified Consumer Services 1.2%

Apollo Group, Inc., Class A(a)	60,227	$2,327,171
Bridgepoint Education, Inc.(a)(b)	99,900	2,472,525
ITT Educational Services, Inc.(a)(b)	148,200	9,801,948
Weight Watchers International, Inc.(b)	26,900	2,076,411
Total		16,678,055

Household Durables 0.6%

Tempur-Pedic International, Inc.(a)	91,300	7,708,459

Media 3.8%

DIRECTV, Class A(a)	484,200	23,890,428
DISH Network Corp., Class A	642,445	21,155,714
McGraw-Hill Companies, Inc. (The)	125,600	6,087,832
Total		51,133,974

Multiline Retail 1.4%

Dillard’s, Inc., Class A(b)	309,401	19,498,451

Specialty Retail 4.6%

Aaron’s, Inc.	299,400	7,754,460
AutoZone, Inc.(a)	47,400	17,623,320
GameStop Corp., Class A(b)	658,700	14,386,008
Rent-A-Center, Inc.(b)	443,879	16,756,432
TJX Companies, Inc.	134,234	5,330,432
Total		61,850,652
TOTAL CONSUMER DISCRETIONARY		156,869,591

CONSUMER STAPLES 9.2%

Beverages 0.1%

Coca-Cola Enterprises, Inc.	50,900	1,455,740

Food & Staples Retailing 3.5%

Kroger Co. (The)	651,400	15,783,422
Safeway, Inc.	153,000	3,092,130
Wal-Mart Stores, Inc.(b)	465,210	28,470,852
Total		47,346,404

Food Products 1.5%

Hershey Co. (The)(b)	75,400	4,624,282
Smithfield Foods, Inc.(a)	185,800	4,093,174
Tyson Foods, Inc., Class A	597,600	11,444,040
Total		20,161,496

Tobacco 4.1%

Lorillard, Inc.(b)	194,271	25,154,209

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Tobacco (continued)

Philip Morris International, Inc.	337,484	$29,904,457
Total		55,058,666
TOTAL CONSUMER STAPLES		124,022,306

ENERGY 10.1%

Energy Equipment & Services 1.3%

National Oilwell Varco, Inc.	70,872	5,632,198
Oceaneering International, Inc.	205,200	11,058,228
RPC, Inc.(b)	97,350	1,032,883
Total		17,723,309

Oil, Gas & Consumable Fuels 8.8%

Apache Corp.	198,439	19,931,213
Chevron Corp.	299,114	32,076,985
ConocoPhillips(b)	75,942	5,772,352
Exxon Mobil Corp.	140,416	12,178,280
Marathon Oil Corp.	742,284	23,530,403
Tesoro Corp.(a)(b)	382,800	10,274,352
Valero Energy Corp.	565,522	14,573,502
Western Refining, Inc.	66,800	1,257,176
Total		119,594,263
TOTAL ENERGY		137,317,572

FINANCIALS 15.5%

Capital Markets 0.6%

American Capital Ltd.(a)	533,500	4,625,445
Franklin Resources, Inc.	25,058	3,107,944
Total		7,733,389

Commercial Banks 0.8%

KeyCorp	832,635	7,077,398
Regions Financial Corp.	285,000	1,878,150
U.S. Bancorp	60,100	1,903,968
Total		10,859,516

Consumer Finance 2.2%

Discover Financial Services	762,404	25,418,549
SLM Corp.	306,300	4,827,288
Total		30,245,837

Diversified Financial Services 4.9%

Citigroup, Inc.	186,806	6,827,759
IntercontinentalExchange, Inc.(a)	102,100	14,030,582
JPMorgan Chase & Co.	861,000	39,588,780
Moody’s Corp.(b)	135,000	5,683,500
Total		66,130,621

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance 4.5%

Aflac, Inc.	32,900	$1,513,071
American Equity Investment Life Holding Co.(b)	376,600	4,809,182
Brown & Brown, Inc.	130,200	3,096,156
Genworth Financial, Inc., Class A(a)	272,600	2,268,032
Lincoln National Corp.(b)	221,419	5,836,605
MetLife, Inc.	70,400	2,629,440
Protective Life Corp.(b)	368,500	10,914,970
Prudential Financial, Inc.	359,700	22,801,383
Reinsurance Group of America, Inc.	112,100	6,666,587
Total		60,535,426

Real Estate Investment Trusts (REITs) 2.5%

Public Storage	53,800	7,433,546
Simon Property Group, Inc.	168,322	24,521,149
Taubman Centers, Inc.	34,200	2,494,890
Total		34,449,585
TOTAL FINANCIALS		209,954,374

HEALTH CARE 11.6%

Biotechnology 2.1%

Celgene Corp.(a)	141,500	10,969,080
Gilead Sciences, Inc.(a)	363,500	17,756,975
Total		28,726,055

Health Care Providers & Services 3.0%

Aetna, Inc.	76,300	3,827,208
AmerisourceBergen Corp.	268,100	10,638,208
Humana, Inc.	232,070	21,461,834
UnitedHealth Group, Inc.	68,627	4,044,875
Total		39,972,125

Pharmaceuticals 6.5%

Abbott Laboratories(b)	446,700	27,378,243
Bristol-Myers Squibb Co.	182,234	6,150,398
Eli Lilly & Co.	677,812	27,295,489
Merck & Co., Inc.	128,200	4,922,880
Pfizer, Inc.	872,800	19,777,648
Warner Chilcott PLC, Class A(a)	145,600	2,447,536
Total		87,972,194
TOTAL HEALTH CARE		156,670,374

INDUSTRIALS 10.8%

Aerospace & Defense 2.4%

General Dynamics Corp.	110,901	8,137,915
Lockheed Martin Corp.(b)	245,452	22,056,317

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Aerospace & Defense (continued)

Raytheon Co.	39,678	$2,094,205
Total		32,288,437

Commercial Services & Supplies 2.2%

Deluxe Corp.(b)	166,500	3,899,430
Pitney Bowes, Inc.(b)	756,139	13,292,924
RR Donnelley & Sons Co.(b)	1,017,074	12,601,547
Total		29,793,901

Electrical Equipment 0.1%

Generac Holdings, Inc.(a)(b)	28,100	689,855

Industrial Conglomerates 1.8%

Tyco International Ltd.	448,400	25,191,112

Machinery 2.0%

Illinois Tool Works, Inc.	85,169	4,864,853
Parker Hannifin Corp.	206,200	17,434,210
Sauer-Danfoss, Inc.	61,400	2,885,800
Toro Co. (The)	31,300	2,225,743
Total		27,410,606

Professional Services 2.2%

Dun & Bradstreet Corp. (The)	261,700	22,173,841
Verisk Analytics, Inc., Class A(a)	171,800	8,069,446
Total		30,243,287

Road & Rail 0.1%

Landstar System, Inc.(b)	20,200	1,165,944
TOTAL INDUSTRIALS		146,783,142

INFORMATION TECHNOLOGY 19.9%

Communications Equipment 2.8%

Cisco Systems, Inc.	1,378,600	29,157,390
F5 Networks, Inc.(a)	67,300	9,082,808
Total		38,240,198

Computers & Peripherals 5.2%

Apple, Inc.(a)(c)	117,674	70,542,033

Electronic Equipment, Instruments & Components 0.4%

Vishay Intertechnology, Inc.(a)(b)	466,355	5,670,877

IT Services 3.4%

International Business Machines Corp.(b)	108,209	22,577,808

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

IT Services (continued)

Mastercard, Inc., Class A	57,300	$24,096,942
Total		46,674,750

Semiconductors & Semiconductor Equipment 2.2%

Broadcom Corp., Class A(a)	601,200	23,627,160
GT Advanced Technologies, Inc.(a)(b)	561,700	4,645,259
Intersil Corp., Class A	80,100	897,120
Total		29,169,539

Software 5.9%

Microsoft Corp.	1,330,669	42,914,075
Oracle Corp.	440,400	12,842,064
VMware, Inc., Class A(a)	209,600	23,552,752
Total		79,308,891
TOTAL INFORMATION TECHNOLOGY		269,606,288

MATERIALS 4.2%

Chemicals 1.5%

CF Industries Holdings, Inc.	99,600	18,191,940
LyondellBasell Industries NV, Class A	39,700	1,732,905
Total		19,924,845

Metals & Mining 1.4%

Freeport-McMoRan Copper & Gold, Inc.	495,272	18,840,147

Paper & Forest Products 1.3%

Buckeye Technologies, Inc.(b)	111,200	3,777,464
Domtar Corp.	153,318	14,623,471
Total		18,400,935
TOTAL MATERIALS		57,165,927

TELECOMMUNICATION SERVICES 2.1%

Diversified Telecommunication Services 2.1%

AT&T, Inc.(b)	42,021	1,312,316
Verizon Communications, Inc.(b)	709,610	27,128,390
Total		28,440,706
TOTAL TELECOMMUNICATION SERVICES		28,440,706

UTILITIES 3.7%

Electric Utilities 1.8%

El Paso Electric Co.	92,900	3,018,321
Entergy Corp.	58,300	3,917,760
Exelon Corp.	439,076	17,216,170
Total		24,152,251

Issuer		Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)

Independent Power Producers & Energy Traders 1.7%

AES Corp. (The)(a)		1,803,000	$23,565,210

Multi-Utilities 0.2%

Public Service Enterprise Group, Inc.		65,900	2,017,199
TOTAL UTILITIES			49,734,660
Total Common Stocks (Cost: $1,098,530,904)			$1,336,564,940

		Shares	Value

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 0.161%(d)(e)		12,862,793	$12,862,793
Total Money Market Funds (Cost: $12,862,793)			$12,862,793

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 15.1%

Asset-Backed Commercial Paper 1.8%

Atlantis One
04/11/12	0.511%	$3,994,843	$3,994,843
08/01/12	0.662%	7,973,307	7,973,307
Kells Funding LLC
04/13/12	0.581%	6,989,512	6,989,512
Regency Markets No. 1 LLC
04/20/12	0.440%	4,994,683	4,994,683
Total			23,952,345

Certificates of Deposit 6.8%

Bank of Nova Scotia
05/03/12	0.373%	5,000,000	5,000,000
07/26/12	0.321%	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	2,996,707	2,996,707
Barclays Bank PLC
04/18/12	0.600%	7,000,000	7,000,000
DZ Bank AG
04/10/12	0.230%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	7,000,089	7,000,089
N.V. Bank Nederlandse Gemeenten
04/10/12	0.335%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

National Australia Bank
08/16/12	0.341%	$6,000,000	$6,000,000
National Bank of Canada
05/08/12	0.393%	5,000,000	5,000,000
Norinchukin Bank
05/21/12	0.470%	7,000,000	7,000,000
Royal Bank of Canada
04/02/12	0.100%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
05/21/12	0.340%	5,000,000	5,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	12,500,000	12,500,000
Svenska Handelsbanken
08/30/12	0.580%	5,000,000	5,000,000
09/13/12	0.490%	5,000,000	5,000,000
Total			92,496,796

Commercial Paper 4.9%

Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	6,983,632	6,983,632
Development Bank of Singapore Ltd.
08/03/12	0.551%	5,983,958	5,983,958
DnB NOR
04/10/12	0.521%	4,993,139	4,993,139
Erste Abwicklungsanstalt
04/24/12	0.681%	4,991,311	4,991,311
HSBC Bank PLC
04/13/12	0.481%	8,978,040	8,978,040

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (continued)

Manhattan Asset Funding Co. LLC
04/05/12	0.200%	$4,999,222	$4,999,222
Nordea Bank AB
07/24/12	0.627%	9,968,403	9,968,403
Suncorp Metway Ltd.
04/02/12	0.480%	4,996,000	4,996,000
04/11/12	0.480%	4,995,800	4,995,800
The Commonwealth Bank of Australia
08/16/12	0.302%	5,000,000	5,000,000
Toyota Motor Credit Corp.
04/26/12	0.562%	3,988,551	3,988,551
Total			65,878,056

Repurchase Agreements 1.6%

Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $15,000,338(f)
	0.270%	15,000,000	15,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $4,000,067(f)
	0.200%	4,000,000	4,000,000
Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $3,101,074(f)
	0.190%	3,101,025	3,101,025
Total			22,101,025

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $204,428,222)			$204,428,222

Total Investments
(Cost: $1,315,821,919)			$1,553,855,955(g)
Other Assets & Liabilities, Net			(199,529,563)

Net Assets			$1,354,326,392

Investment in Derivatives

Futures Contracts Outstanding at March 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	55	$19,294,000	June 2012	$423,423	$—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At March 31, 2012, security was partially or fully on loan.
(c)	At March 31, 2012, investments in securities included securities valued at $4,376,715 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(e)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$12,589,870	$42,120,482	$(41,847,559)	$—	$12,862,793	$5,846	$12,862,793

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$147,859
Government National Mortgage Association	1,106,514
United States Treasury Note/Bond	14,045,627
Total Market Value of Collateral Securities	$15,300,000

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$2,285,437
Freddie Mac Gold Pool	1,794,563
Total Market Value of Collateral Securities	$4,080,000

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$2,548,008
Freddie Mac Gold Pool	615,037
Total Market Value of Collateral Securities	$3,163,045

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$156,869,591	$—	$—	$156,869,591
Consumer Staples	124,022,306	—	—	124,022,306
Energy	137,317,572	—	—	137,317,572
Financials	209,954,374	—	—	209,954,374
Health Care	156,670,374	—	—	156,670,374
Industrials	146,783,142	—	—	146,783,142
Information Technology	269,606,288	—	—	269,606,288
Materials	57,165,927	—	—	57,165,927
Telecommunication Services	28,440,706	—	—	28,440,706
Utilities	49,734,660	—	—	49,734,660
Total Equity Securities	1,336,564,940	—	—	1,336,564,940

Other
Money Market Funds	12,862,793	—	—	12,862,793
Investments of Cash Collateral Received for Securities on Loan	—	204,428,222	—	204,428,222
Total Other	12,862,793	204,428,222	—	217,291,015

Investments in Securities	1,349,427,733	204,428,222	—	1,553,855,955
Derivatives
Assets
Futures Contracts	423,423	—	—	423,423
Total	$1,349,851,156	$204,428,222	$—	$1,554,279,378

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.6%
BRAZIL 8.9%
BR Malls Participacoes SA	420,500	$5,436,358
BRF - Brasil Foods SA, ADR	46,812	936,708
Cia de Bebidas das Americas, ADR	366,207	15,131,673
Cia Hering	371,800	9,603,314
Gerdau SA, ADR	169,620	1,633,441
Itaú Unibanco Holding SA, ADR	544,966	10,457,898
Petroleo Brasileiro SA, ADR	978,804	25,997,034
Tim Participacoes SA, ADR	314,934	10,159,771
Totvs SA	386,100	7,094,028
Total		86,450,225
CHILE 0.9%
Cencosud SA	1,306,297	8,646,531
CHINA 12.3%
AAC Technologies Holdings, Inc.	1,008,000	2,745,473
Baidu, Inc., ADR(a)	67,270	9,805,948
Belle International Holdings Ltd.	4,831,000	8,694,371
China Construction Bank Corp., Class H	13,148,460	10,148,235
China Mobile Ltd., ADR	55,813	3,074,180
China Unicom Hong Kong Ltd.	3,850,000	6,478,662
CNOOC Ltd.	1,652,000	3,381,599
Dongfeng Motor Group Co., Ltd., Class H	5,396,000	9,781,460
ENN Energy Holdings Ltd.	1,746,000	6,052,707
Golden Eagle Retail Group Ltd.(b)	2,774,000	7,106,020
Hengan International Group Co., Ltd.	729,500	7,358,889
Lenovo Group Ltd.	5,694,000	5,136,772
New Oriental Education & Technology Group, ADR(a)	280,695	7,707,885
PetroChina Co., Ltd., ADR	46,763	6,571,604
PetroChina Co., Ltd., Class H	9,726,000	13,695,596
Ping An Insurance Group Co., Class H	1,088,000	8,223,181
Zhuzhou CSR Times Electric Co., Ltd., Class H(b)	1,193,000	3,052,004
Total		119,014,586
COLOMBIA 0.8%
BanColombia SA, ADR	126,899	8,205,289
CZECH REPUBLIC 1.4%
Komercni Banka AS	28,796	5,734,239
Telefonica Czech Republic AS	369,531	7,754,255
Total		13,488,494
HONG KONG 2.9%
AIA Group Ltd.	1,402,400	5,148,376

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
China Mobile Ltd.	919,000	$10,119,640
CNOOC Ltd., ADR	47,146	9,631,457
COSCO Pacific Ltd.	1,948,000	2,948,461
Total		27,847,934
INDIA 6.5%
Bajaj Auto Ltd.	224,865	7,418,352
ICICI Bank Ltd.	556,696	9,655,429
Idea Cellular Ltd.	1,483,341	2,876,411
Infosys Ltd.	227,588	12,780,275
Infosys Ltd., ADR	53,416	3,046,314
ITC Ltd.	2,362,109	10,516,897
Jain Irrigation Systems Ltd., DVR(a)	1	1
Larsen & Toubro Ltd.	135,079	3,471,174
Maruti Suzuki India Ltd.	248,662	6,591,377
State Bank of India	170,437	7,014,814
Total		63,371,044
INDONESIA 2.9%
PT Astra International Tbk	729,500	5,902,552
PT Bank Mandiri Persero Tbk	6,783,560	5,090,724
PT Bank Rakyat Indonesia Persero Tbk	12,213,500	9,308,060
PT Semen Gresik Persero Tbk	5,838,000	7,837,946
Total		28,139,282
ISRAEL 0.5%
Teva Pharmaceutical Industries Ltd., ADR	99,285	4,473,782
MALAYSIA 2.7%
AirAsia BHD	3,946,300	4,446,534
Genting Bhd	2,764,400	9,786,709
Telekom Malaysia Bhd	6,969,000	12,129,929
Total		26,363,172
MEXICO 3.4%
Fomento Economico Mexicano SAB de CV, ADR	138,901	11,427,385
Genomma Lab Internacional SA de CV(a)	1,302,900	2,383,018
Grupo Financiero Banorte SAB de CV, Class O(b)	2,318,000	10,303,793

Issuer	Shares	Value

Common Stocks (continued)
MEXICO (CONTINUED)
Grupo Modelo SAB de CV, Class C	1,241,000	$8,700,910
Total		32,815,106
NETHERLANDS 0.5%
VimpelCom Ltd., ADR	447,840	4,997,895
PERU 1.2%
Cia de Minas Buenaventura SA, ADR	146,395	5,901,183
Credicorp Ltd.	46,831	6,173,262
Total		12,074,445
PHILIPPINES 0.9%
Ayala Corp.	945,036	8,956,403
RUSSIAN FEDERATION 6.2%
Lukoil OAO, ADR	131,956	8,018,306
Magnit OJSC, GDR(c)	475,085	13,843,977
Mail.ru Group Ltd., GDR(c)	227,133	8,960,397
Mobile Telesystems OJSC, ADR	546,533	10,023,415
Polymetal International PLC	300,033	4,431,905
Rosneft Oil Co.	1,259,096	8,914,400
Rosneft Oil Co., GDR(c)	715,992	5,069,223
Total		59,261,623
SINGAPORE 1.7%
Keppel Corp., Ltd.	992,000	8,669,868
SembCorp.Marine Ltd.(b)	1,936,000	8,111,322
Total		16,781,190
SOUTH AFRICA 7.3%
FirstRand Ltd.	2,479,228	7,659,719
Harmony Gold Mining Co., Ltd.	86,619	941,619
Harmony Gold Mining Co., Ltd., ADR	1,069,381	11,688,334
Kumba Iron Ore Ltd.(b)	151,855	10,413,678
Life Healthcare Group Holdings Ltd.	4,263,705	13,895,532
Naspers Ltd., Class N	332,108	18,659,698
Shoprite Holdings Ltd.	427,606	7,653,540
Total		70,912,120
SOUTH KOREA 15.9%
Hana Financial Group, Inc.	167,260	6,337,113
Hynix Semiconductor, Inc.(a)	197,720	5,113,040
Hyundai Department Store Co., Ltd.	83,126	12,776,256
Hyundai Mobis	58,396	14,821,940
Hyundai Motor Co.	68,886	14,224,837
Hyundai Steel Co.	94,835	8,554,315
LG Chem Ltd.	35,264	11,545,042
Samsung Electronics Co., Ltd.	42,907	48,401,447

Issuer	Shares	Value

Common Stocks (continued)
SOUTH KOREA (CONTINUED)
Samsung Engineering Co., Ltd.	65,985	$14,102,446
Samsung Heavy Industries Co., Ltd.	196,430	6,570,516
Shinhan Financial Group Co., Ltd.	302,189	11,706,932
Total		154,153,884
TAIWAN 10.6%
Advanced Semiconductor Engineering, Inc.	9,669,000	9,812,756
Catcher Technology Co., Ltd.	283,000	2,006,101
Chinatrust Financial Holding Co., Ltd.	14,377,452	9,073,947
Far EasTone Telecommunications Co., Ltd.	3,958,000	8,135,093
Formosa Plastics Corp.	3,297,000	9,733,377
Hon Hai Precision Industry Co., Ltd.	5,118,246	19,926,180
HTC Corp.	191,100	3,902,201
President Chain Store Corp.	1,217,000	6,789,007
Radiant Opto-Electronics Corp.	336,000	1,500,504
Taiwan Semiconductor Manufacturing Co., Ltd.	538,838	1,549,146
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,986,595	30,355,172
Total		102,783,484
THAILAND 4.0%
Bangkok Bank PCL, NVDR	1,591,732	9,556,011
Banpu PCL, Foreign Registered Shares	198,700	3,912,441
PTT Global Chemical PCL	1,685,856	3,877,578
PTT PCL, Foreign Registered Shares	420,300	4,822,641
Siam Commercial Bank PCL, Foreign Registered Shares	2,358,400	10,986,377
Total Access Communication PCL, Foreign Registered Shares	283,883	754,406
Total Access Communication PCL, NVDR	1,803,917	4,793,828
Total		38,703,282
TURKEY 3.1%
Tav Havalimanlari Holding As	1,028,785	5,125,742
Tupras Turkiye Petrol Rafine	254,051	6,485,620
Turkiye Garanti Bankasi AS	4,067,984	16,113,992
Turkiye Halk Bankasi AS	363,783	2,602,386
Total		30,327,740
UNITED KINGDOM 1.0%
Rio Tinto PLC	179,621	9,900,495
Total Common Stocks (Cost: $842,742,125)		$927,668,006

Issuer	Shares	Value

Preferred Stocks 3.6%
BRAZIL 2.4%
Alpargatas SA(a)	900,100	$7,810,449
Cia de Bebidas das Americas	53,800	2,222,497
Gerdau SA	117,400	1,122,903
Itaú Unibanco Holding SA	472,800	9,039,262
Petroleo Brasileiro SA	249,300	3,175,231
Total		23,370,342
RUSSIAN FEDERATION 1.2%
Mechel(a)	242,367	$1,694,224
Surgutneftegas OJSC(a)	13,566,495	9,622,199
Total		11,316,423
Total Preferred Stocks (Cost: $37,154,345)		$34,686,765

Rights —%
TAIWAN –%
Chinatrust Financial Holding Co., Ltd.(a)(d)	736,426	$56,140
Total Rights (Cost: $–)		$56,140

		Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.161%(e)(f)		12,163,016	$12,163,016
Total Money Market Funds (Cost: $12,163,016)			$12,163,016

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 1.1%
Repurchase Agreements 1.1%
Citibank NA dated 03/30/12, matures 04/02/12, repurchase price $5,000,071(g)
	0.170%	$5,000,000	$5,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(g)
	0.270%	5,000,000	5,000,000
Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $727,588(g)
	0.190%	727,576	727,576
Total			10,727,576
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $10,727,576)			$10,727,576

Total Investments
(Cost: $902,787,062)(h)			$985,301,503(i)
Other Assets & Liabilities, Net			(15,445,683)
Net Assets			$969,855,820

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At March 31, 2012, security was partially or fully on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $27,873,597 or 2.87% of net assets.

(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2012 was $56,140, representing 0.01% of net assets. Information concerning such security holdings at March 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Chinatrust Financial Holding Co., Ltd.	02-10-12	$—

(e)	The rate shown is the seven-day current annualized yield at March 31, 2012.

(f)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$25,113,824	$106,169,752	$(119,120,560)	$—	$12,163,016	$6,006	$12,163,016

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.170%)

Security Description	Value
Fannie Mae REMICS	$2,553,421
Freddie Mac REMICS	1,920,860
Government National Mortgage Association	625,719
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$6,376
Fannie Mae Pool	1,394,007
Fannie Mae REMICS	238,011
Fannie Mae-Aces	6,753
Federal Farm Credit Bank	203,073
Federal Home Loan Banks	102,197
Federal Home Loan Mortgage Corp	153,519
Federal National Mortgage Association	177,266
Freddie Mac Coupon Strips	11,549
Freddie Mac Gold Pool	463,542
Freddie Mac Non Gold Pool	104,350
Freddie Mac Reference REMIC	15
Freddie Mac REMICS	386,122
Ginnie Mae I Pool	471,803
Ginnie Mae II Pool	707,404
Government National Mortgage Association	315,987
United States Treasury Bill	73,942
United States Treasury Inflation Indexed Bonds	13,989
United States Treasury Note/Bond	258,941
United States Treasury Strip Coupon	11,154
Total Market Value of Collateral Securities	$5,100,000

Spcoete Gemera;e (0.190%)

Security Description	Value
Fannie Mae Pool	$597,825
Freddie Mac Gold Pool	144,302
Total Market Value of Collateral Securities	$742,127

(h)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $902,787,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$118,136,000
Unrealized Depreciation	(35,621,000)
Net Unrealized Appreciation	$82,515,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
DVR	Differential Voting Rights
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$17,311,199	$115,763,574	$—	$133,074,773
Consumer Staples	36,196,677	54,808,840	—	91,005,517
Energy	50,218,401	46,281,521	—	96,499,922
Financials	40,576,600	143,315,936	—	183,892,536
Health Care	6,856,800	13,895,532	—	20,752,332
Industrials	—	56,498,069	—	56,498,069
Information Technology	50,301,462	121,834,292	—	172,135,754
Materials	19,222,957	67,235,953	—	86,458,910
Telecommunication Services	28,255,261	53,042,225	—	81,297,486
Utilities	—	6,052,707	—	6,052,707
Preferred Stocks
Consumer Discretionary	—	7,810,449	—	7,810,449
Consumer Staples	2,222,497	—	—	2,222,497
Energy	3,175,231	9,622,199	—	12,797,430
Financials	9,039,262	—	—	9,039,262
Materials	1,122,903	1,694,224	—	2,817,127
Rights
Financials	—	56,140	—	56,140
Total Equity Securities	264,499,250	697,911,661	—	962,410,911

Other
Money Market Funds	12,163,016	—	—	12,163,016
Investments of Cash Collateral Received for Securities on Loan	—	10,727,576	—	10,727,576
Total Other	12,163,016	10,727,576	—	22,890,592
Total	$276,662,266	$708,639,237	$—	$985,301,503

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Global Bond Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 25.1%
AUSTRALIA 0.6%
FMG Resources August 2006 Proprietary Ltd.(b)
02/01/16	6.375%		$303,000	$302,243
02/01/18	6.875%		72,000	72,000
11/01/19	8.250%		155,000	162,750
FMG Resources August 2006 Proprietary Ltd.(b)(c)
Senior Unsecured
04/01/22	6.875%		30,000	29,250
Telstra Corp., Ltd. Senior Unsecured
04/01/12	6.375%		1,050,000	1,050,328
Westpac Banking Corp. Senior Unsecured
09/24/12	7.250%	AUD	1,700,000	1,782,995
Woodside Finance Ltd.(b)
11/10/14	4.500%		3,535,000	3,752,724
05/10/21	4.600%		3,140,000	3,265,879
Total				10,418,169
BERMUDA 0.1%
Bacardi Ltd.(b)
04/01/14	7.450%		810,000	904,594
CANADA 2.8%
Bank of Montreal(b)(c)
10/31/14	1.300%		4,715,000	4,756,285
Bank of Nova Scotia(b)
01/30/17	1.950%		18,000,000	18,197,622
Cascades, Inc.
12/15/17	7.750%		363,000	363,000
MEG Energy Corp.(b)
03/15/21	6.500%		480,000	502,800
Novelis, Inc.
12/15/20	8.750%		136,000	148,920
Petro-Canada Senior Unsecured
05/15/18	6.050%		4,730,000	5,640,303
Royal Bank of Canada Senior Unsecured
01/18/13	3.250%	EUR	2,235,000	3,036,787
Toronto-Dominion Bank (The)
Senior Unsecured
05/14/15	5.375%	EUR	2,100,000	3,119,026
Toronto-Dominion Bank (The)(b)
03/13/17	1.500%		6,400,000	6,329,132
Toronto-Dominion Bank (The)(b)(c)
09/14/16	1.625%		6,886,000	6,911,953
Videotron Ltee(b)
07/15/22	5.000%		18,000	17,820
Total				49,023,648

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
FRANCE 0.5%
Cie de Financement Foncier(b)
09/16/15	2.500%		$3,900,000	$3,931,064
France Telecom SA Senior Unsecured
02/21/17	4.750%	EUR	3,435,000	5,142,169
Veolia Environnement SA Senior Unsecured
01/16/17	4.375%	EUR	535,000	774,967
Total				9,848,200
GERMANY 0.2%
E.ON International Finance BV
05/29/12	6.375%	GBP	945,000	1,522,679
10/02/17	5.500%	EUR	1,040,000	1,634,421
Total				3,157,100
IRELAND 0.1%
Ardagh Packaging Finance PLC Senior Secured(b)
10/15/17	7.375%		827,000	886,958
ITALY —%
Wind Acquisition Finance SA(b)
Secured
07/15/17	11.750%		22,000	21,670
Senior Secured
02/15/18	7.250%		547,000	514,180
Total				535,850
JAPAN 0.1%
Bayer Holding Ltd.
06/28/12	1.955%	JPY	130,000,000	1,575,307
LUXEMBOURG 0.4%
ArcelorMittal Senior Unsecured(c)
03/01/21	5.500%		4,585,000	4,500,063
Calcipar SA Senior Secured(b)
05/01/18	6.875%		1,229,000	1,247,435
Intelsat Jackson Holdings SA
04/01/19	7.250%		150,000	157,687
10/15/20	7.250%		680,000	714,850
Nara Cable Funding Ltd. Senior Secured(b)
12/01/18	8.875%		426,000	411,090
Total				7,031,125

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
NETHERLANDS 1.5%
Allianz Finance II BV
11/23/16	4.000%	EUR	$750,000	$1,102,057
BMW Finance NV
09/19/13	8.875%	EUR	1,950,000	2,885,469
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
Senior Unsecured
04/04/12	4.125%	EUR	2,290,000	3,055,499
07/03/14	6.750%	AUD	2,300,000	2,457,099
Deutsche Telekom International Finance BV
09/26/12	7.125%	GBP	2,272,000	3,726,735
01/19/15	4.000%	EUR	3,755,000	5,330,510
ING Groep NV Senior Unsecured
05/31/17	4.750%	EUR	3,125,000	4,414,217
LyondellBasell Industries NV(b)
11/15/21	6.000%		1,587,000	1,666,350
LyondellBasell Industries NV(b)(d)
Senior Notes
04/15/24	5.750%		276,000	275,310
NXP BV/Funding LLC Senior Secured(b)
08/01/18	9.750%		191,000	218,217
Schaeffler Finance BV Senior Secured(b)
02/15/17	7.750%		250,000	262,500
UPCB Finance V Ltd. Senior Secured(b)
11/15/21	7.250%		425,000	450,210
Total				25,844,173
NEW ZEALAND 0.2%
ANZ National International Ltd. Senior Unsecured(b)
08/10/15	3.125%		3,190,000	3,263,074
SPAIN 0.2%
Telefonica Emisiones SAU
01/15/15	4.949%		3,940,000	4,062,790
SUPRA-NATIONAL 0.1%
Council of Europe Development Bank
09/16/14	5.750%	AUD	2,300,000	2,438,354
UNITED KINGDOM 0.6%
Ineos Finance PLC(b)
Senior Secured
05/15/15	9.000%		759,000	804,540
02/15/19	8.375%		284,000	300,330
MetLife of Connecticut
05/24/12	0.536%	JPY	400,000,000	4,819,161

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
UNITED KINGDOM (CONTINUED)
SABMiller PLC Senior Unsecured(b)
07/15/18	6.500%	$3,565,000	$4,291,196
Total			10,215,227
UNITED STATES 17.7%
ADS Tactical, Inc. Senior Secured(b)
04/01/18	11.000%	1,050,000	1,092,000
AES Corp. (The) Senior Unsecured(b)(c)
07/01/21	7.375%	536,000	592,280
AMC Networks, Inc.(b)
07/15/21	7.750%	620,000	691,300
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	233,000	255,135
ARAMARK Holdings Corp. Senior Unsecured PIK(b)
05/01/16	8.625%	175,000	179,375
AT&T, Inc.
Senior Unsecured
02/15/39	6.550%	2,115,000	2,573,868
09/01/40	5.350%	1,665,000	1,770,411
08/15/41	5.550%	2,400,000	2,660,215
Aircastle Ltd. Senior Notes(b)
04/15/17	6.750%	488,000	488,000
Alliance Data Systems Corp. Senior Notes(b)
04/01/20	6.375%	212,000	214,650
Ally Financial, Inc.
02/15/17	5.500%	42,000	42,050
09/15/20	7.500%	800,000	864,000
Alpha Natural Resources, Inc.
06/01/19	6.000%	167,000	152,805
Alpha Natural Resources, Inc.(c)
06/01/21	6.250%	38,000	34,390
Amkor Technology, Inc.(c)
Senior Unsecured
05/01/18	7.375%	952,000	1,019,830
06/01/21	6.625%	587,000	606,811
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	1,245,000	1,435,357
Antero Resources Finance Corp.
12/01/17	9.375%	29,000	31,393
Antero Resources Finance Corp.(b)
08/01/19	7.250%	104,000	107,120
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	667,000	727,572

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
UNITED STATES (CONTINUED)
Arch Coal, Inc.(b)(c)
06/15/21	7.250%	$480,000	$438,000
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	1,074,000	1,127,700
AutoNation, Inc.
02/01/20	5.500%	115,000	116,725
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	395,000	431,537
BE Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	430,000	432,150
Ball Corp.
09/15/20	6.750%	538,000	589,110
03/15/22	5.000%	78,000	78,195
Bank of America Corp. Senior Unsecured
05/13/21	5.000%	4,940,000	4,947,622
Belo Corp.
11/15/16	8.000%	550,000	605,000
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	1,220,000	1,193,190
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	525,000	551,250
01/15/20	6.875%	480,000	529,200
Building Materials Corp. of America Senior Notes(b)
05/01/21	6.750%	1,123,000	1,191,784
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(b)
05/01/17	7.750%	445,000	485,050
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	257,000	266,638
CF Industries, Inc.
05/01/20	7.125%	206,000	245,655
CHS/Community Health Systems, Inc.(b)(c)
11/15/19	8.000%	183,000	189,405
CIT Group, Inc.(b)
Senior Unsecured
02/15/19	5.500%	521,000	528,815
CIT Group, Inc.(b)(c)
Senior Secured
04/01/18	6.625%	390,000	419,250
CIT Group, Inc.(c)
Senior Unsecured
03/15/18	5.250%	167,000	170,340
CMS Energy Corp. Senior Unsecured
12/15/15	6.875%	1,880,000	2,097,712

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
UNITED STATES (CONTINUED)
CNH Capital LLC(b)
11/01/16	6.250%		$622,000	$667,095
CSC Holdings LLC Senior Unsecured(b)
11/15/21	6.750%		496,000	516,460
CSX Corp. Senior Unsecured
03/15/18	6.250%		8,614,000	10,350,712
CVS Caremark Corp. Senior Unsecured
05/15/41	5.750%		2,095,000	2,361,390
Cardtronics, Inc.
09/01/18	8.250%		550,000	605,000
Carrizo Oil & Gas, Inc.
10/15/18	8.625%		326,000	343,115
Case New Holland, Inc.
12/01/17	7.875%		541,000	628,912
Celanese U.S. Holdings LLC
06/15/21	5.875%		204,000	215,220
Chesapeake Energy Corp.(c)
02/15/21	6.125%		1,320,000	1,306,800
Chester Downs & Marina LLC Senior Secured(b)(c)
02/01/20	9.250%		378,000	399,263
Chrysler Group LLC/Co-Issuer, Inc. Secured(c)
06/15/19	8.000%		251,000	252,255
Cimarex Energy Co.(d)
05/01/22	5.875%		291,000	294,638
Citigroup, Inc. Senior Unsecured
08/02/19	5.000%	EUR	1,905,000	2,662,219
Cleveland Electric Illuminating Co. (The)
1st Mortgage
11/15/18	8.875%		2,450,000	3,234,620
Senior Unsecured
12/15/13	5.650%		2,900,000	3,094,393
Clorox Co. (The) Senior Unsecured
03/01/13	5.000%		55,000	57,042
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%		2,231,000	2,564,111
Columbus McKinnon Corp.
02/01/19	7.875%		161,000	167,440
Comcast Corp.
02/15/18	5.875%		1,260,000	1,491,168
08/15/37	6.950%		1,205,000	1,525,619
CommScope, Inc.(b)(c)
01/15/19	8.250%		67,000	71,355

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
UNITED STATES (CONTINUED)
Concho Resources, Inc.
01/15/21	7.000%	$774,000	$830,115
01/15/22	6.500%	471,000	496,905
Consol Energy, Inc.
03/01/21	6.375%	800,000	764,000
Continental Resources, Inc.
10/01/20	7.375%	60,000	66,600
04/01/21	7.125%	118,000	130,685
Continental Resources, Inc.(b)
09/15/22	5.000%	360,000	360,900
Cott Beverages, Inc.
09/01/18	8.125%	99,000	107,168
Crown Americas LLC/Capital Corp. III
02/01/21	6.250%	810,000	870,750
DISH DBS Corp.
06/01/21	6.750%	1,395,000	1,503,112
DPL, Inc. Senior Unsecured(b)
10/15/16	6.500%	263,000	282,725
Delphi Corp.(b)
05/15/19	5.875%	217,000	230,020
05/15/21	6.125%	145,000	154,063
Detroit Edison Co. (The) Senior Secured
10/01/13	6.400%	2,375,000	2,554,168
Dominion Resources, Inc. Senior Unsecured
08/01/33	5.250%	5,075,000	5,645,151
Duke Energy Carolinas LLC 1st Mortgage
12/15/41	4.250%	855,000	853,086
Duke Energy Corp.
Senior Unsecured
06/15/18	6.250%	1,460,000	1,761,093
09/15/19	5.050%	4,240,000	4,825,883
ERAC U.S.A. Finance LLC(b)
10/15/37	7.000%	2,770,000	3,160,107
El Paso Corp.
Senior Unsecured
09/15/20	6.500%	1,772,000	1,953,630
01/15/32	7.750%	25,000	28,469
Embarq Corp. Senior Unsecured
06/01/36	7.995%	5,960,000	6,024,153
Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	225,000	240,750
Enterprise Products Operating LLC
02/15/42	5.700%	2,295,000	2,481,450
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	420,000	460,950

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
UNITED STATES (CONTINUED)
First Data Corp. Senior Secured(b)(c)
06/15/19	7.375%		$601,000	$610,015
Florida Power Corp. 1st Mortgage
06/15/18	5.650%		380,000	453,799
Ford Motor Credit Co. LLC Senior Unsecured
02/01/21	5.750%		283,000	305,346
Fresenius Medical Care U.S. Finance II, Inc.(b)
01/31/22	5.875%		24,000	24,660
Fresenius Medical Care U.S. Finance, Inc.(b)
09/15/18	6.500%		63,000	68,670
02/15/21	5.750%		820,000	842,550
Frontier Communications Corp.
Senior Unsecured
04/15/20	8.500%		62,000	65,255
Frontier Communications Corp.(c)
Senior Unsecured
04/15/22	8.750%		174,000	183,570
General Electric Capital Corp.
Senior Unsecured
05/17/12	6.125%	GBP	1,375,000	2,212,501
10/17/21	4.650%		12,245,000	13,032,598
Goldman Sachs Group Inc. (The) Senior Unsecured(c)
01/24/22	5.750%		655,000	673,825
Goldman Sachs Group, Inc. (The)
Senior Unsecured
05/02/18	6.375%	EUR	1,125,000	1,628,775
06/15/20	6.000%		5,205,000	5,476,737
Graphic Packaging International, Inc.
10/01/18	7.875%		98,000	108,290
Greif, Inc. Senior Unsecured
02/01/17	6.750%		406,000	436,450
Grifols, Inc.
02/01/18	8.250%		508,000	549,910
HCA, Inc. Senior Secured
02/15/20	6.500%		888,000	932,400
Health Management Associates, Inc. Senior Unsecured(b)
01/15/20	7.375%		260,000	265,200
Healthsouth Corp.(c)
09/15/22	7.750%		482,000	520,560
Hertz Corp. (The)
01/15/21	7.375%		313,000	333,345
Hexion US Finance Corp. Senior Unsecured(b)
04/15/20	6.625%		371,000	377,493

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
UNITED STATES (CONTINUED)
Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	$439,000	$458,755
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	150,000	159,000
03/15/21	7.125%	350,000	374,938
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	2,843,000	3,268,893
Interface, Inc.
12/01/18	7.625%	129,000	139,643
Interline Brands, Inc.
11/15/18	7.000%	212,000	223,660
International Lease Finance Corp.
Senior Unsecured
04/01/19	5.875%	129,000	124,673
International Lease Finance Corp.(c)
Senior Unsecured
12/15/20	8.250%	455,000	500,596
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	203,000	201,985
JM Huber Corp. Senior Unsecured(b)
11/01/19	9.875%	450,000	469,125
JMC Steel Group Senior Notes(b)
03/15/18	8.250%	831,000	864,240
JPMorgan Chase & Co. Senior Unsecured
03/01/16	3.450%	10,165,000	10,598,629
KB Home(c)
03/15/20	8.000%	76,000	75,240
Kansas Gas & Electric Co. 1st Mortgage(b)
06/15/19	6.700%	1,000,000	1,236,542
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/41	5.625%	4,000,000	4,074,428
Kraft Foods, Inc. Senior Unsecured
08/23/18	6.125%	975,000	1,175,869
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	202,000	218,665
Lamar Media Corp.(b)
02/01/22	5.875%	380,000	386,650
Lear Corp.
03/15/18	7.875%	574,000	624,225

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
UNITED STATES (CONTINUED)
Level 3 Financing, Inc.
04/01/19	9.375%		$222,000	$242,535
Limited Brands, Inc.
04/01/21	6.625%		604,000	654,585
MGM Resorts International Senior Secured
03/15/20	9.000%		309,000	343,763
Manitowoc Co., Inc. (The)(c)
11/01/20	8.500%		260,000	286,000
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%		1,255,000	1,355,701
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%		645,000	677,250
Meritage Homes Corp. Senior Notes(b)(d)
04/01/22	7.000%		152,000	152,380
MetroPCS Wireless, Inc.
11/15/20	6.625%		205,000	203,719
Midwest Generation LLC Pass-Through Certificates(c)
01/02/16	8.560%		302,105	287,754
Morgan Stanley
Senior Unsecured
10/02/17	5.500%	EUR	2,475,000	3,422,156
07/28/21	5.500%		6,190,000	6,049,388
Mylan, Inc.(b)
11/15/18	6.000%		830,000	867,350
National CineMedia LLC Senior Unsecured
07/15/21	7.875%		404,000	430,260
Neuberger Berman Group LLC/Finance Corp.(b)
Senior Notes
03/15/20	5.625%		201,000	202,005
03/15/22	5.875%		302,000	304,265
Nevada Power Co.
05/15/18	6.500%		1,200,000	1,468,858
08/01/18	6.500%		1,625,000	2,005,295
News America, Inc.
02/15/41	6.150%		4,860,000	5,567,334
Nextel Communications, Inc.
08/01/15	7.375%		587,000	566,455
Nisource Finance Corp.
09/15/17	5.250%		7,707,000	8,563,340
09/15/20	5.450%		2,505,000	2,769,187
Northern States Power Co. 1st Mortgage
08/28/12	8.000%		1,635,000	1,683,900
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%		2,515,000	2,949,793

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
UNITED STATES (CONTINUED)
04/15/17	5.950%	$1,105,000	$1,279,691
Omnicare, Inc.
06/01/20	7.750%	385,000	427,350
Oncor Electric Delivery Co. LLC Senior Secured
01/15/15	6.375%	2,520,000	2,852,826
Oshkosh Corp.
03/01/17	8.250%	497,000	539,245
03/01/20	8.500%	598,000	651,072
PSS World Medical, Inc.(b)
03/01/22	6.375%	74,000	76,035
PacifiCorp 1st Mortgage
09/15/13	5.450%	850,000	905,760
Pacific Gas & Electric Co. Senior Unsecured(c)
10/01/20	3.500%	1,035,000	1,072,122
Peabody Energy Corp.
09/15/20	6.500%	330,000	330,000
Peabody Energy Corp.(b)
11/15/18	6.000%	591,000	579,180
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	140,000	157,150
Phillips 66(b)
05/01/17	2.950%	555,000	564,103
Physio-Control International, Inc. Senior Secured(b)
01/15/19	9.875%	394,000	413,700
Polypore International, Inc.
11/15/17	7.500%	440,000	464,200
Progress Energy, Inc.
Senior Unsecured
03/15/14	6.050%	2,870,000	3,147,139
12/01/19	4.875%	5,535,000	6,172,809
Prudential Financial, Inc.
Senior Unsecured
05/12/16	3.000%	605,000	625,048
12/01/17	6.000%	620,000	722,351
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	505,000	558,025
10/01/22	5.375%	113,000	112,435
QVC, Inc.(b)
Senior Secured
10/01/19	7.500%	166,000	182,600
10/15/20	7.375%	848,000	932,800
Rain CII Carbon LLC/Corp. Senior Secured(b)
12/01/18	8.000%	523,000	554,380
Range Resources Corp.
05/15/19	8.000%	455,000	499,362
08/15/22	5.000%	56,000	55,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
UNITED STATES (CONTINUED)
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	$30,000	$32,963
07/15/21	6.500%	724,000	767,440
Reynolds Group Issuer, Inc./LLC(b)
Senior Secured
10/15/16	8.750%	848,000	893,580
08/15/19	7.875%	691,000	742,825
SABMiller Holdings, Inc.(b)
01/15/17	2.450%	2,085,000	2,111,152
SBA Telecommunications, Inc.
08/15/16	8.000%	480,000	516,000
08/15/19	8.250%	156,000	171,990
SM Energy Co. Senior Unsecured
11/15/21	6.500%	406,000	432,390
STHI Holding Corp. Secured(b)
03/15/18	8.000%	164,000	173,840
Sally Holdings LLC/Capital, Inc.(b)(c)
11/15/19	6.875%	128,000	136,000
Seneca Gaming Corp.(b)
12/01/18	8.250%	372,000	380,370
Sierra Pacific Power Co.
05/15/16	6.000%	8,251,000	9,557,876
Southern California Gas Co. 1st Mortgage
03/15/14	5.500%	1,900,000	2,071,104
Southern Natural Gas Co. Senior Unsecured(b)
04/01/17	5.900%	11,898,000	13,473,545
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	446,000	452,690
Spectrum Brands, Inc.
Senior Secured
06/15/18	9.500%	714,000	805,035
Spectrum Brands, Inc.(b)
Senior Notes
03/15/20	6.750%	120,000	121,200
Speedway Motorsports, Inc.
06/01/16	8.750%	275,000	301,125
Sprint Nextel Corp.(b)
11/15/18	9.000%	1,150,000	1,262,125
03/01/20	7.000%	231,000	234,465
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	335,000	345,050
Tampa Electric Co. Senior Unsecured
05/15/18	6.100%	1,805,000	2,174,413

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
UNITED STATES (CONTINUED)
Taylor Morrison Communities, Inc./Monarch Senior Notes(b)
04/15/20	7.750%		$478,000	$478,000
Terex Corp.
04/01/20	6.500%		328,000	330,460
Time Warner Cable, Inc.
07/01/18	6.750%		7,600,000	9,272,737
Time Warner, Inc.
03/29/41	6.250%		575,000	657,025
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%		5,225,000	6,126,203
Tomkins LLC/Inc. Secured
10/01/18	9.000%		509,000	563,717
TransDigm, Inc.
12/15/18	7.750%		133,000	143,973
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04/15/16	6.400%		6,860,000	8,016,822
06/15/18	6.050%		1,106,000	1,307,629
Transcontinental Gas Pipe Line Co. LLC(b)(c)
Senior Unsecured
08/15/41	5.400%		2,370,000	2,497,515
Tw telecom holdings, inc.
03/01/18	8.000%		746,000	815,005
UR Financing Escrow Corp(b)
Secured
07/15/18	5.750%		316,000	323,110
Senior Unsecured
05/15/20	7.375%		261,000	265,568
04/15/22	7.625%		653,000	670,957
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%		483,000	469,874
Univision Communications, Inc. Senior Secured(b)
05/15/19	6.875%		224,000	227,080
Vail Resorts, Inc.
05/01/19	6.500%		316,000	331,800
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%		4,009,000	4,754,217
Visteon Corp.
04/15/19	6.750%		849,000	861,735
Waste Management, Inc.
06/30/20	4.750%		4,520,000	5,017,444
Wells Fargo & Co.
Senior Unsecured
11/03/16	4.125%	EUR	1,150,000	1,658,142
04/01/21	4.600%		375,000	402,157

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
UNITED STATES (CONTINUED)
Whiting Petroleum Corp.
10/01/18	6.500%	$29,000	$30,885
Windstream Corp.
03/15/19	7.000%	90,000	91,800
10/15/20	7.750%	490,000	524,300
WireCo WorldGroup, Inc.
05/15/17	9.500%	370,000	382,025
Yum! Brands, Inc.
Senior Unsecured
09/15/19	5.300%	3,235,000	3,643,584
11/01/21	3.750%	1,285,000	1,303,528
Total			308,297,781

Total Corporate Bonds & Notes (Cost: $411,527,964)			$437,502,350

Residential Mortgage-Backed Securities - Agency 3.8%
UNITED STATES 3.8%
Federal Home Loan Mortgage Corp.(e)
05/01/18	4.500%	145,786	155,237
10/01/18- 11/01/33	5.000%	716,882	790,081
04/01/33	6.000%	357,248	401,248
09/01/17- 08/01/33	6.500%	74,369	83,907
Federal National Mortgage Association(e)
08/01/18- 09/01/40	4.500%	2,420,033	2,605,683
12/01/18- 02/01/36	5.000%	9,727,089	10,539,296
02/01/18- 06/01/34	5.500%	9,781,944	10,748,840
07/01/17- 01/01/36	6.000%	9,020,867	10,080,184
04/01/17- 11/01/33	6.500%	3,267,524	3,720,788
06/01/32- 07/01/36	7.000%	1,413,744	1,643,170
05/01/32- 11/01/32	7.500%	187,362	224,566
Federal National Mortgage Association(e)(f)
01/01/41	4.000%	21,405,174	22,457,200
09/01/33- 01/01/36	5.500%	2,896,081	3,188,804
Government National Mortgage Association(e)
10/15/33	5.500%	331,121	373,656
Total			67,012,660

Total Residential Mortgage-Backed Securities - Agency (Cost: $61,859,652)			$67,012,660

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 0.3%
UNITED STATES 0.3%
Harborview Mortgage Loan Trust CMO Series 2004-1 Class 4A(e)(g)
04/19/34	4.676%	$1,246,133	$1,203,939
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-14 Class 2A1(e)
12/25/35	5.500%	4,415,467	4,326,830
Total			5,530,769

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $5,323,396)			$5,530,769

Commercial Mortgage-Backed Securities - Agency —%
UNITED STATES —%
Federal National Mortgage Association(e)
09/01/13	5.322%	461,562	481,328

Total Commercial Mortgage-Backed Securities - Agency (Cost: $464,585)			$481,328

Commercial Mortgage-Backed Securities - Non-Agency 2.1%
UNITED STATES 2.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4(e)
12/11/49	5.322%	1,300,000	1,423,751
Credit Suisse First Boston Mortgage Securities Corp.(e)
Series 2004-C2 Class A1
05/15/36	3.819%	66,933	68,061
Credit Suisse First Boston Mortgage Securities Corp.(e)(g)
Series 2004-C1 Class A4
01/15/37	4.750%	4,225,000	4,435,113
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5(e)(g)
06/10/48	4.772%	500,000	539,730
GS Mortgage Securities Corp. II Series 2007-GG10 Class F(e)(g)(h)
08/10/45	5.787%	1,475,000	172,870
General Electric Capital Assurance Co. Series 2003-1 Class A4(b)(e)(g)
05/12/35	5.254%	567,747	607,212
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4(e)
03/10/39	5.444%	3,525,000	3,878,981
JPMorgan Chase Commercial Mortgage Securities Corp.(b)(e)
Series 2011-C3 Class A4
02/15/46	4.717%	2,600,000	2,878,273

Issuer	Coupon Rate		Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
UNITED STATES (CONTINUED)
JPMorgan Chase Commercial Mortgage Securities Corp.(e)
Series 2003-LN1 Class A1
10/15/37	4.134%		$688,824	$701,464
Series 2003-ML1A Class A1
03/12/39	3.972%		58,890	58,987
Series 2005-LDP2 Class A3
07/15/42	4.697%		1,192,053	1,199,053
JPMorgan Chase Commercial Mortgage Securities Corp.(e)(g)
Series 2005-LDP3 Class ASB
08/15/42	4.893%		2,377,196	2,508,858
Series 2006-LDP6 Class ASB
04/15/43	5.490%		1,991,753	2,114,010
Series 2006-LDP7 Class ASB
04/15/45	5.871%		2,122,189	2,231,366
LB-UBS Commercial Mortgage Trust(e)
Series 2004-C2 Class A3
03/15/29	3.973%		252,581	257,001
LB-UBS Commercial Mortgage Trust(e)(g)
Series 2007-C7 Class A3
09/15/45	5.866%		1,475,000	1,671,134
Morgan Stanley Capital I Series 2011-C1 Class A4(b)(e)(g)
09/15/47	5.033%		2,400,000	2,742,473
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A(b)(e)(g)
08/15/45	5.787%		1,800,000	2,030,357
Wachovia Bank Commercial Mortgage Trust(e)
Series 2006-C27 Class APB
07/15/45	5.727%		701,112	710,169
Series 2006-C29 Class A4
11/15/48	5.308%		2,702,500	3,015,828
Wachovia Bank Commercial Mortgage Trust(e)(g)
Series 2006-C24 Class A3
03/15/45	5.558%		2,500,000	2,788,898
Total				36,033,589

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $34,343,908)				$36,033,589

Asset-Backed Securities - Non-Agency(a) 0.6%
DENMARK 0.2%
Nykredit Realkredit A/S Mortgage
04/01/28	5.000%	DKK	15,309,862	2,903,646

UNITED STATES 0.4%
GTP Towers Issuer LLC(b)
02/15/15	4.436%		1,600,000	1,641,759

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency(a) (continued)
UNITED STATES (CONTINUED)
Hertz Vehicle Financing LLC Series 2009-2A Class A1(b)
03/25/14	4.260%		$5,100,000	$5,222,794
Total				6,864,553

Total Asset-Backed Securities - Non-Agency (Cost: $9,682,805)				$9,768,199

Inflation-Indexed Bonds(a) 0.8%
JAPAN 0.8%
Japanese Government CPI-Linked Bond Senior Unsecured
03/10/18	1.400%	JPY	1,090,272,000	14,219,507

Total Inflation-Indexed Bonds (Cost: $10,098,069)				$14,219,507

U.S. Treasury Obligations 4.4%
UNITED STATES 4.4%
U.S. Treasury
03/15/14	1.250%		935,000	951,216
11/15/41	3.125%		3,970,000	3,808,100
U.S. Treasury(c)
02/28/17	0.875%		29,319,000	29,112,858
02/15/22	2.000%		25,010,000	24,529,333
U.S. Treasury(d)
03/31/17	1.000%		17,890,000	17,852,270
Total				76,253,777

Total U.S. Treasury Obligations (Cost: $76,530,563)				$76,253,777

Foreign Government Obligations(a) 52.3%
ARGENTINA 0.3%
Argentina Boden Bonds Senior Unsecured(c)
10/03/15	7.000%		300,000	281,625
Argentina Bonar Bonds(c)
Senior Unsecured
09/12/13	7.000%		2,322,000	2,342,809
04/17/17	7.000%		1,500,000	1,325,250
Argentina Republic Government International Bond Senior Unsecured(g)
12/15/35	4.383%		4,700,000	611,000
Total				4,560,684

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)
AUSTRALIA 1.1%
New South Wales Treasury Corp. Local Government Guaranteed
05/01/12	6.000%	AUD	$18,390,000	$19,074,820

BELGIUM 0.4%
Belgium Government Bond
09/28/12	5.000%	EUR	5,530,000	7,544,329

BRAZIL 2.3%
Banco Nacional de Desenvolvimento Economico e Social(b)
Senior Unsecured
06/10/19	6.500%		2,260,000	2,648,453
Banco Nacional de Desenvolvimento Economico e Social(b)(c)
Senior Unsecured
06/16/18	6.369%		1,165,000	1,354,312
Brazil Notas do Tesouro Nacional
01/01/13	10.000%	BRL	26,909,000	15,212,131
01/01/17	10.000%	BRL	27,636,000	15,167,682
Brazilian Government International Bond
01/05/16	12.500%	BRL	2,400,000	1,586,896
01/15/18	8.000%		903,333	1,078,128
Senior Unsecured
10/14/19	8.875%		335,000	473,523
01/22/21	4.875%		1,100,000	1,240,770
01/07/41	5.625%		1,830,000	2,111,820
Total				40,873,715

CANADA 2.9%
Bank of Montreal(b)
01/30/17	1.950%		4,800,000	4,852,690
Canadian Government Bond
06/01/18	4.250%	CAD	1,100,000	1,264,407
06/01/19	3.750%	CAD	7,285,000	8,217,308
National Bank of Canada(b)
10/19/16	2.200%		6,040,000	6,204,433
Province of British Columbia Canada
06/18/14	5.300%	CAD	6,140,000	6,674,868
Province of Ontario Canada
03/08/14	5.000%	CAD	10,866,000	11,630,308
Province of Quebec Canada
12/01/17	4.500%	CAD	11,100,000	12,404,468
Total				51,248,482

COLOMBIA 0.5%
Colombia Government International Bond
Senior Unsecured
09/18/37	7.375%		1,350,000	1,893,375
01/18/41	6.125%		1,665,000	2,017,101
Colombia Government International Bond(c)
Senior Unsecured
03/18/19	7.375%		550,000	705,650

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)
COLOMBIA (CONTINUED)
Corp. Andina de Fomento Senior Unsecured
06/04/19	8.125%		$2,620,000	$3,257,033
Ecopetrol SA Senior Unsecured
07/23/19	7.625%		455,000	560,787
Total				8,433,946

CZECH REPUBLIC 0.1%
Czech Republic Government Bond
06/16/13	3.700%	CZK	42,800,000	2,366,239

DENMARK 0.2%
Nordea Kredit Realkreditaktieselsk
01/01/13	2.000%	DKK	14,380,000	2,601,995

EL SALVADOR 0.1%
El Salvador Government International Bond Senior Unsecured(b)
01/24/23	7.750%		760,000	826,120

FINLAND 0.8%
Finland Government Bond Senior Unsecured
04/15/21	3.500%	EUR	8,900,000	13,075,911

FRANCE 4.6%
EDF SA Senior Unsecured
02/05/18	5.000%	EUR	1,450,000	2,210,071
France Government Bond OAT
04/25/12	5.000%	EUR	1,860,000	2,488,125
04/25/13	4.000%	EUR	23,685,000	32,831,375
10/25/16	5.000%	EUR	8,420,000	12,920,951
10/25/17	4.250%	EUR	9,800,000	14,662,214
10/25/19	3.750%	EUR	6,400,000	9,292,622
10/25/21	3.250%	EUR	3,800,000	5,250,833
Total				79,656,191

GERMANY 6.9%
Bayerische Landesbank Senior Unsecured
04/22/13	1.400%	JPY	576,000,000	7,013,839
Bundesobligation
04/12/13	3.500%	EUR	5,400,000	7,447,493
Bundesrepublik Deutschland
07/04/14	4.250%	EUR	10,600,000	15,407,389
01/04/15	3.750%	EUR	5,250,000	7,659,404
07/04/19	3.500%	EUR	12,320,000	18,884,355

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)
GERMANY (CONTINUED)
07/04/27	6.500%	EUR	$13,600,000	$27,592,005
07/04/28	4.750%	EUR	7,010,000	12,166,159
07/04/34	4.750%	EUR	13,275,000	24,315,859
Total				120,486,503

GREECE –%
Hellenic Republic Government Bond(g)
Senior Unsecured
02/24/23	2.000%	EUR	125,700	40,699
02/24/24	2.000%	EUR	125,700	39,005
02/24/25	2.000%	EUR	125,700	37,833
02/24/26	2.000%	EUR	125,700	36,486
02/24/27	2.000%	EUR	125,700	35,188
02/24/28	2.000%	EUR	134,080	36,478
02/24/29	2.000%	EUR	134,080	35,225
02/24/30	2.000%	EUR	134,080	35,217
02/24/31	2.000%	EUR	134,080	34,537
02/24/32	2.000%	EUR	134,080	34,430
02/24/33	2.000%	EUR	134,080	33,544
02/24/34	2.000%	EUR	134,080	33,598
02/24/35	2.000%	EUR	134,080	33,723
02/24/36	2.000%	EUR	134,080	33,670
02/24/37	2.000%	EUR	134,080	33,589
02/24/38	2.000%	EUR	134,080	33,589
02/24/39	2.000%	EUR	134,080	33,625
02/24/40	2.000%	EUR	134,080	33,660
02/24/41	2.000%	EUR	134,080	33,660
02/24/42	2.000%	EUR	134,080	33,732
Hellenic Republic Government Bond(g)(i)
10/15/42	0.000%	EUR	2,639,700	22,088
Total				723,576

INDONESIA 1.6%
Indonesia Government International Bond(b)
Senior Unsecured
01/17/18	6.875%		1,880,000	2,237,200
03/13/20	5.875%		300,000	344,250
05/05/21	4.875%		1,100,000	1,184,475
02/17/37	6.625%		400,000	491,000
01/17/38	7.750%		610,000	844,850
Indonesia Treasury Bond
Senior Unsecured
05/15/16	10.750%	IDR	32,410,000,000	4,284,018
11/15/20	11.000%	IDR	70,820,000,000	10,351,554
07/15/22	10.250%	IDR	62,417,000,000	8,949,249
Total				28,686,596

ITALY –%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	191	296

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)
JAPAN 10.4%
Development Bank of Japan Government Guaranteed
06/20/12	1.400%	JPY	$1,227,000,000	$14,863,896
Japan Government 10-Year Bond
Senior Unsecured
12/20/12	1.000%	JPY	1,829,500,000	22,242,185
09/20/17	1.700%	JPY	2,728,000,000	35,306,918
Japan Government 20-Year Bond
Senior Unsecured
03/20/20	2.400%	JPY	800,000,000	10,904,531
12/20/22	1.400%	JPY	2,836,000,000	35,415,839
12/20/26	2.100%	JPY	2,443,000,000	32,019,061
09/20/29	2.100%	JPY	995,000,000	12,854,205
Japan Government 30-Year Bond
Senior Unsecured
12/20/34	2.400%	JPY	959,000,000	12,828,215
03/20/39	2.300%	JPY	420,000,000	5,507,080
Total				181,941,930

KAZAKHSTAN 0.1%
KazMunayGas National Co. Senior Unsecured(b)
07/02/18	9.125%		750,000	933,750

LITHUANIA 0.1%
Lithuania Government International Bond Senior Unsecured(b)
09/14/17	5.125%		2,205,000	2,289,530

MALAYSIA 0.6%
Petronas Capital Ltd.
05/22/12	7.000%		315,000	317,285
Petronas Capital Ltd.(b)
05/22/12	7.000%		1,895,000	1,908,745
08/12/19	5.250%		6,025,000	6,747,327
Wakala Global Sukuk Bhd(b)
07/06/16	2.991%		2,075,000	2,123,176
Total				11,096,533

MEXICO 1.6%
Mexican Bonos
12/19/13	8.000%	MXN	10,991,000	9,045,775
12/17/15	8.000%	MXN	17,168,000	14,710,713
Mexican Government International Bond Senior Unsecured
09/27/34	6.750%		315,000	404,775
Pemex Project Funding Master Trust
03/01/18	5.750%		1,513,000	1,702,125
Pemex Project Funding Master Trust(b)
01/24/22	4.875%		1,300,000	1,365,000

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)
MEXICO (CONTINUED)
Petroleos Mexicanos
05/03/19	8.000%		$100,000	$126,500
Total				27,354,888

NETHERLANDS 5.5%
Bank Nederlandse Gemeenten(b)(c)
03/23/15	1.375%		6,370,000	6,405,016
Netherlands Government Bond
07/15/12	5.000%	EUR	14,305,000	19,339,950
07/15/13	4.250%	EUR	8,141,000	11,415,732
07/15/16	4.000%	EUR	13,300,000	19,888,076
07/15/20	3.500%	EUR	26,380,000	38,983,816
Total				96,032,590

NEW ZEALAND 0.8%
New Zealand Government Bond Senior Unsecured
04/15/13	6.500%	NZD	16,830,000	14,318,534

NORWAY 1.0%
Norway Government Bond
05/15/13	6.500%	NOK	93,860,000	17,362,967

PERU –%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%		600,000	819,600

PHILIPPINES 0.3%
Philippine Government International Bond
Senior Unsecured
01/14/31	7.750%		1,645,000	2,270,100
10/23/34	6.375%		300,000	369,375
Power Sector Assets & Liabilities Management Corp.(b)
Government Guaranteed
05/27/19	7.250%		2,000,000	2,450,000
12/02/24	7.390%		200,000	253,185
Total				5,342,660

POLAND 1.5%
Poland Government Bond
04/25/13	5.250%	PLN	23,790,000	7,710,236
10/25/17	5.250%	PLN	57,170,000	18,602,112
Total				26,312,348

QATAR 0.3%
Qatar Government International Bond(b)
Senior Unsecured
04/09/19	6.550%		1,100,000	1,309,872
01/20/40	6.400%		200,000	233,500

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)
QATAR (CONTINUED)
Qatari Diar Finance QSC Government Guaranteed(b)
07/21/20	5.000%		$1,800,000	$1,928,250
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured(b)
09/30/14	5.500%		890,000	958,085
Total				4,429,707

RUSSIAN FEDERATION 0.6%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured(b)
03/05/14	5.670%		470,000	499,492
Gazprom OAO Via Gaz Capital SA(b)
Senior Unsecured
11/22/16	6.212%		600,000	651,720
03/07/22	6.510%		2,000,000	2,180,000
08/16/37	7.288%		570,000	646,312
Russian Foreign Bond - Eurobond Senior Unsecured(b)(g)
03/31/30	7.500%		4,788,725	5,728,512
Total				9,706,036

SOUTH AFRICA 0.4%
South Africa Government Bond Senior Unsecured
12/21/14	8.750%	ZAR	52,890,000	7,358,819

SOUTH KOREA 0.5%
Export-Import Bank of Korea
Senior Unsecured
01/21/14	8.125%		3,430,000	3,779,695
01/14/15	5.875%		1,820,000	1,984,853
04/11/22	5.000%		3,300,000	3,481,493
Total				9,246,041

SWEDEN 1.1%
Sweden Government Bond(c)
05/05/14	6.750%	SEK	114,630,000	19,258,630

TURKEY 0.3%
Turkey Government International Bond
Senior Unsecured
07/14/17	7.500%		950,000	1,094,875
11/07/19	7.500%		225,000	263,531
06/05/20	7.000%		1,330,000	1,516,200
03/30/21	5.625%		500,000	521,750
03/17/36	6.875%		1,010,000	1,121,100
Total				4,517,456

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)
UNITED KINGDOM 4.7%
United Kingdom Gilt
09/07/16	4.000%	GBP	$7,540,000	$13,693,917
03/07/19	4.500%	GBP	8,400,000	16,083,200
09/07/21	3.750%	GBP	1,100,000	2,006,302
03/07/25	5.000%	GBP	3,215,000	6,531,305
12/07/27	4.250%	GBP	5,500,000	10,362,023
03/07/36	4.250%	GBP	4,360,000	8,086,149
12/07/38	4.750%	GBP	5,200,000	10,448,324
12/07/40	4.250%	GBP	4,200,000	7,804,861
12/07/49	4.250%	GBP	3,750,000	7,083,730
Total				82,099,811

URUGUAY 0.2%
Uruguay Government International Bond
11/18/22	8.000%		1,485,000	2,045,587
Senior Unsecured
03/21/36	7.625%		1,500,000	2,081,250
Total				4,126,837

VENEZUELA 0.5%
Petroleos de Venezuela SA
04/12/17	5.250%		2,890,000	2,189,175
11/02/17	8.500%		510,000	453,390
Senior Unsecured
10/28/15	5.000%		1,500,000	1,245,000
Venezuela Government International Bond
Senior Unsecured
02/26/16	5.750%		1,650,000	1,464,375
05/07/23	9.000%		3,484,000	2,970,110
Total				8,322,050

Total Foreign Government Obligations (Cost: $825,287,388)				$913,030,120

Borrower	Weighted Average Coupon		Principal Amount	Value

Senior Loans 0.1%
GERMANY –%
Schaeffler AG Tranche C2 Term Loan(d)(g)(j)
01/27/17	6.250%		$189,000	$189,797

UNITED STATES 0.1%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(g)(j)
03/18/19	7.500%		546,000	552,711

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
UNITED STATES (CONTINUED)
Lonestar Intermediate Super Holdings LLC Term Loan(g)(j)
09/02/19	11.000%	$618,000	$624,841
Total			1,177,552

Total Senior Loans (Cost: $1,321,933)			$1,367,349

		Shares	Value

Money Market Funds 8.1%
Columbia Short-Term Cash Fund, 0.161%(k)(l)		141,850,618	$141,850,618

Total Money Market Funds (Cost: $141,850,618)			$141,850,618

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.9%
Certificates of Deposit 0.5%
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	1,997,805	$1,997,805
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	1,000,000	1,000,000
Pohjola Bank PLC
04/16/12	0.330%	3,000,000	3,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	1,000,000	1,000,000
Westpac Banking Corp.
04/02/12	0.250%	2,000,000	2,000,000
Total			8,997,805

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper 0.2%
Manhattan Asset Funding Co. LLC
04/05/12	0.200%	$999,844	$999,844
Skandinaviska Enskilda Banken AB
05/14/12	0.330%	1,998,863	1,998,863
Total			2,998,707

Repurchase Agreements 2.2%
Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,075(m)
	0.180%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,225(m)
	0.270%	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,217(m)
	0.260%	10,000,000	10,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $2,000,033(m)
	0.200%	2,000,000	2,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $10,000,225(m)
	0.270%	10,000,000	10,000,000
UBS Securities LLC dated 03/30/12, matures 04/02/12, repurchase price $1,194,916(m)
	0.180%	1,194,898	1,194,898
Total			38,194,898

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $50,191,410)			$50,191,410

Total Investments
(Cost: $1,628,482,291)(n)			$1,753,241,676(o)
Other Assets & Liabilities, Net			(9,379,538)
Net Assets			$1,743,862,138

Investments in Derivatives

Futures Contracts Outstanding at March 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
Australian Government Bond, 10-year	(1,086)	(107,959,801)	June 2012	$27,459	$—
Euro-Bobl, 5-year	(25)	(4,138,137)	June 2012	2,298	—
Euro-Bund, 10-year	706	130,401,070	June 2012	—	(64,290)
Japanese Government Bond, 10-year	27	46,324,393	June 2012	—	(134,252)
U.S. Treasury Long Bond, 20-year	12	1,653,375	June 2012	—	(41,831)
U.S. Treasury Note, 5-year	(89)	(10,905,976)	July 2012	45,604	—
U.S. Treasury Note, 10-year	(838)	(108,507,910)	June 2012	970,458	—
U.S. Treasury Ultra Bond, 30-year	208	31,401,500	June 2012	—	(835,563)
Total				$1,045,819	$(1,075,936)

Forward Foreign Currency Exchange Contracts Open at March 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets, Inc.	April 9, 2012	7,968,127	9,000,000,000	$—	$(28,670)
		(USD)	(KRW)
Citigroup Global Markets, Inc.	April 9, 2012	6,704,410	20,250,000	—	(97,187)
		(USD)	(MYR)
State Street Bank & Trust Company	April 10, 2012	1,048,973	5,886,000	—	(15,668)
		(USD)	(NOK)
Barclays Bank PLC	April 12, 2012	129,525,000	34,107,966	—	(795,945)
		(ILS)	(USD)
Deutsche Bank Securities Inc.	April 13, 2012	17,335,000	54,763,000	261,617	—
		(USD)	(PLN)
Citigroup Global Markets, Inc.	April 13, 2012	1,031,170,000	34,836,824	—	(102,497)
		(TWD)	(USD)
Goldman, Sachs & Co.	April 13, 2012	573,593	17,077,000	7,883	—
		(USD)	(RUB)
Goldman, Sachs & Co.	April 13, 2012	34,133,055	995,866,000	—	(223,609)
		(USD)	(RUB)
Citigroup Global Markets, Inc.	April 13, 2012	39,005,000	22,623,398	1,304,696	—
		(BRL)	(USD)
Morgan Stanley	April 13, 2012	17,473,144	134,252,000	2,616	—
		(USD)	(ZAR)

Morgan Stanley	April 13, 2012	16,925,392	128,231,000	—	(233,394)
		(USD)	(ZAR)
Standard Chartered Bank	April 13, 2012	19,743,099,000	17,368,022	—	(43,160)
		(KRW)	(USD)
UBS Securties, Inc.	April 16, 2012	17,688,000	14,794,243	323,955	—
		(NZD)	(USD)
State Street Bank & Trust Company	April 17, 2012	19,498,000	25,733,803	—	(272,227)
		(EUR)	(USD)
Goldman, Sachs & Co.	April 18, 2012	146,995,000	193,182,299	—	(2,877,434)
		(EUR)	(USD)
HSBC Securities (USA), Inc.	April 18, 2012	77,652,956	6,471,675,000	546,636	—
		(USD)	(JPY)
J.P. Morgan Securities, Inc.	April 18, 2012	117,715,052	670,718,000	—	(4,712)
		(USD)	(NOK)
Morgan Stanley	April 18, 2012	194,468,247	1,311,755,000	3,685,872	—
		(USD)	(SEK)
State Street Bank & Trust Company	April 18, 2012	73,670,000	117,381,063	—	(442,677)
		(GBP)	(USD)
UBS Securties, Inc.	April 18, 2012	70,863,000	77,240,349	—	(1,273,862)
		(CHF)	(USD)
UBS Securties, Inc.	April 18, 2012	12,622,826	7,995,000	163,937	—
		(USD)	(GBP)
HSBC Securities (USA), Inc.	April 19, 2012	7,313,000	7,720,115	158,634	—
		(AUD)	(USD)
J.P. Morgan Securities, Inc.	April 19, 2012	39,410,000	12,498,414	—	(156,419)
		(PLN)	(USD)
State Street Bank & Trust Company	April 19, 2012	2,879,000	2,895,679	10,229	—
		(CAD)	(USD)
State Street Bank & Trust Company	April 19, 2012	21,855,000	23,821,721	—	(393,273)
		(CHF)	(USD)
State Street Bank & Trust Company	April 19, 2012	13,060,000	17,163,974	—	(255,333)
		(EUR)	(USD)
State Street Bank & Trust Company	April 19, 2012	5,457,000	8,518,977	—	(208,591)
		(GBP)	(USD)
State Street Bank & Trust Company	April 19, 2012	1,978,294,000	24,068,594	163,928	—
		(JPY)	(USD)
State Street Bank & Trust Company	April 19, 2012	22,565,000	270,953	—	(1,710)
		(JPY)	(USD)
Standard Chartered Bank	April 23, 2012	18,062,875	908,382,000	—	(316,220)
		(USD)	(INR)

UBS Securties, Inc.	April 24, 2012	206,495,000	16,215,635	107,195	—
		(MXN)	(USD)
HSBC Securities (USA), Inc.	April 30, 2012	4,017,060	4,003,000	—	(5,961)
		(USD)	(CAD)
Barclays Bank PLC	May 8, 2012	6,643,000	7,959,215	—	(6,531)
		(GBP)	(EUR)
J.P. Morgan Securities, Inc.	May 8, 2012	118,545,597	9,794,188,000	—	(177,165)
		(USD)	(JPY)
Total				$6,737,198	$(7,932,245)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $184,895,591 or 10.60% of net assets.

(c)	At March 31, 2012, security was partially or fully on loan.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)

At March 31, 2012, investments in securities included securities valued at $2,847,560 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(g)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2012.
(h)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2012, the value of these securities amounted to $172,870, which represents 0.01% of net assets.

(i)	Zero coupon bond.
(j)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(l)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$69,637,571	$178,267,041	$(106,053,994)	$—	$141,850,618	$49,355	$141,850,618

(m)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$1,441,662
Fannie Mae-Aces	159,054
Freddie Mac REMICS	1,384,718
Ginnie Mae II Pool	135,082
Government National Mortgage Association	1,979,484
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$98,573
Government National Mortgage Association	737,676
United States Treasury Note/Bond	9,363,751
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$1,722,374
Fannie Mae REMICS	2,961,553
Freddie Mac Gold Pool	360,258
Freddie Mac REMICS	3,555,359
Government National Mortgage Association	415,199
United States Treasury Inflation Indexed Bonds	372,088
United States Treasury Note/Bond	813,390
Total Market Value of Collateral Securities	$10,200,221

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$1,142,718
Freddie Mac Gold Pool	897,282
Total Market Value of Collateral Securities	$2,040,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$12,753
Fannie Mae Pool	2,788,015
Fannie Mae REMICS	476,022
Fannie Mae-Aces	13,506
Federal Farm Credit Bank	406,147
Federal Home Loan Banks	204,395
Federal Home Loan Mortgage Corp	307,038
Federal National Mortgage Association	354,533
Freddie Mac Coupon Strips	23,097
Freddie Mac Gold Pool	927,084
Freddie Mac Non Gold Pool	208,700
Freddie Mac Reference REMIC	30
Freddie Mac REMICS	772,243
Ginnie Mae I Pool	943,606
Ginnie Mae II Pool	1,414,808
Government National Mortgage Association	631,973
United States Treasury Bill	147,884
United States Treasury Inflation Indexed Bonds	27,979
United States Treasury Note/Bond	517,882
United States Treasury Strip Coupon	22,305
Total Market Value of Collateral Securities	$10,200,000

UBS Securities LLC (0.180%)

Security Description	Value
Ginnie Mae I Pool	$236,549
Ginnie Mae II Pool	982,247
Total Market Value of Collateral Securities	$1,218,796

(n)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $1,628,482,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$133,253,000
Unrealized Depreciation	(8,493,000)
Net Unrealized Appreciation	$124,760,000

(o)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as

Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Bonds
Corporate Bonds & Notes
Electric	$—	$71,154,201	$287,754	$71,441,955
Life Insurance	—	5,761,616	4,819,161	10,580,777
All Other Industries	—	355,479,618	—	355,479,618
Residential Mortgage-Backed Securities - Agency	—	67,012,660	—	67,012,660
Residential Mortgage-Backed Securities - Non-Agency	—	5,530,769	—	5,530,769
Commercial Mortgage-Backed Securities - Agency	—	481,328	—	481,328
Commercial Mortgage-Backed Securities - Non-Agency	—	36,033,589	—	36,033,589
Asset-Backed Securities - Non-Agency	—	9,768,199	—	9,768,199
Inflation-Indexed Bonds	—	14,219,507	—	14,219,507
U.S. Treasury Obligations	76,253,777	—	—	76,253,777
Foreign Government Obligations	—	913,030,120	—	913,030,120
Total Bonds	76,253,777	1,478,471,607	5,106,915	1,559,832,299

Other
Senior Loans	—	1,367,349	—	1,367,349
Money Market Funds	141,850,618	—	—	141,850,618
Investments of Cash Collateral Received for Securities on Loan	—	50,191,410	—	50,191,410
Total Other	141,850,618	51,558,759	—	193,409,377
Investments in Securities	218,104,395	1,530,030,366	5,106,915	1,753,241,676
Derivatives
Assets
Futures Contracts	1,045,819	—	—	1,045,819
Forward Foreign Currency Exchange Contracts	—	6,737,198	—	6,737,198
Liabilities
Futures Contracts	(1,075,936)	—	—	(1,075,936)
Forward Foreign Currency Exchange Contracts	—	(7,932,245)	—	(7,932,245)
Total	$218,074,278	$1,528,835,319	$5,106,915	$1,752,016,512

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate
Bonds & Notes
Balance as of December 31, 2011	$5,411,875
Accrued discounts/premiums	34,360
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(375,131)
Sales	(32,211)
Purchases	68,022
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2012	$5,106,915

*Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2012 was $(375,131).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 3.4%

AUSTRALIA 0.1%

Woodside Finance Ltd.(a)
11/10/14	4.500%	$1,400,000	$1,486,227

BELGIUM 0.1%

Anheuser-Busch InBev Worldwide, Inc.(b)
11/15/14	5.375%	1,900,000	2,109,845

CANADA 0.7%

Canadian Natural Resources Ltd.
Senior Unsecured
11/14/14	1.450%	6,800,000	6,887,716
Rogers Communications, Inc.
08/15/18	6.800%	2,400,000	2,987,815
Thomson Reuters Corp.(b)
10/01/14	5.700%	5,000,000	5,514,550
Toronto-Dominion Bank (The)(a)
03/13/17	1.500%	5,600,000	5,537,991
Total			20,928,072

FRANCE 0.1%

Cie de Financement Foncier(a)
09/16/15	2.500%	5,600,000	5,644,605

UNITED KINGDOM 0.1%

BSKYB Finance UK PLC(a)
10/15/15	5.625%	2,500,000	2,825,120

UNITED STATES 2.3%

AT&T, Inc.
Senior Unsecured(b)
05/15/16	2.950%	2,650,000	2,800,324
CVS Caremark Corp.
Senior Unsecured
06/01/17	5.750%	2,400,000	2,832,240
CenterPoint Energy Houston Electric LLC
01/15/14	5.750%	2,800,000	3,024,854
Colorado Interstate Gas Co. LLC
Senior Unsecured
11/15/15	6.800%	1,080,000	1,241,255
Comcast Corp.
02/15/18	5.875%	2,100,000	2,485,281
DTE Energy Co.
Senior Unsecured
05/15/14	7.625%	1,762,000	1,982,615
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	5,000,000	5,628,465

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)

Enterprise Products Operating LLC
06/01/15	3.700%	$1,320,000	$1,411,091
Express Scripts Holding Co.(b)
05/15/16	3.125%	3,000,000	3,123,915
General Electric Capital Corp.
Senior Unsecured(b)
10/17/16	3.350%	3,090,000	3,278,023
Kraft Foods, Inc.
Senior Unsecured(b)
08/23/18	6.125%	2,000,000	2,412,040
Kroger Co. (The)
Senior Unsecured
01/15/17	2.200%	3,375,000	3,428,460
Metropolitan Edison Co.
Senior Unsecured
04/01/14	4.875%	3,500,000	3,700,544
Nevada Power Co.
01/15/15	5.875%	2,450,000	2,754,640
Oncor Electric Delivery Co. LLC
Senior Secured
01/15/15	6.375%	4,690,000	5,309,427
Prudential Financial, Inc.
Senior Unsecured(b)
05/12/16	3.000%	3,000,000	3,099,414
SABMiller Holdings, Inc.(a)
01/15/17	2.450%	2,840,000	2,875,622
TCM Sub LLC(a)
01/15/15	3.550%	2,100,000	2,222,174
Time Warner Cable, Inc.
07/01/18	6.750%	2,180,000	2,659,811
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
06/15/18	6.050%	1,397,000	1,651,680
UnitedHealth Group, Inc.
Senior Unsecured
08/15/14	5.000%	2,200,000	2,407,055
Verizon Communications, Inc.
Senior Unsecured(b)
11/01/16	2.000%	5,500,000	5,586,411
Waste Management, Inc.
03/11/15	6.375%	2,370,000	2,706,068
Total			68,621,409

Total Corporate Bonds & Notes (Cost: $99,416,367)			$101,615,278

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 1.0%

UNITED STATES 1.0%

Castle Peak Loan Trust(a)(c)
CMO Series 2010-NPL1 Class A
12/25/50	7.750%	$1,321,703	$1,321,703
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	7,370,665	7,344,868
JPMorgan Mortgage Trust
CMO Series 2007-A1 Class 1A1(c)(d)
07/25/35	2.807%	8,726,947	8,273,259
Morgan Stanley Reremic Trust(a)(c)
CMO Series 2010-R9 Class 3A
11/26/36	3.250%	3,711,881	3,707,564
CMO Series 2010-R9 Class 3B
11/26/36	5.000%	1,600,000	1,469,245
PennyMac Loan Trust
Series 2011-NPL1 Class A(a)(c)(d)
09/25/51	5.250%	2,107,579	2,112,338
Prime Mortgage Trust
CMO Series 2004-CL1 Class 3A1(c)(d)
02/25/34	6.836%	3,339,801	3,618,397
Total			27,847,374

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $27,948,735)			$27,847,374

Commercial Mortgage-Backed Securities - Non-Agency 2.1%

UNITED STATES 2.1%

Bear Stearns Commercial Mortgage Securities
Series 2005-T18 Class A4(c)(d)
02/13/42	4.933%	2,600,000	2,825,922
Commercial Mortgage Pass-Through Certificates
Series 2007-C9 Class A4(b)(c)(d)
12/10/49	5.813%	3,200,000	3,672,144
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A2(b)(c)
03/10/39	5.381%	843,206	853,771
JPMorgan Chase Commercial Mortgage Securities Corp.(c)
Series 2007-CB20 Class ASB
02/12/51	5.688%	4,448,302	4,786,498
Series 2011-C5 Class A2
08/15/46	3.149%	3,525,000	3,712,978
LB-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3(c)(d)
09/15/45	5.866%	10,425,000	11,811,232
Morgan Stanley Capital I(a)(c)(d)
Series 2011-C1 Class A4
09/15/47	5.033%	3,250,000	3,713,766
Morgan Stanley Capital I(c)
Series 2007-IQ16 Class A4
12/12/49	5.809%	6,500,000	7,438,645

Issuer	Coupon Rate		Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

UNITED STATES (CONTINUED)

Morgan Stanley Reremic Trust
Series 2010-GG10 Class A4A(a)(b)(c)(d)
08/15/45	5.787%		$20,903,000	$23,578,082
Total				62,393,038

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $59,267,603)				$62,393,038

Asset-Backed Securities - Non-Agency —%

UNITED STATES –%

Carrington Mortgage Loan Trust
Series 2006-RFC1 Class A2(d)
05/25/36	0.342%		1,149,945	1,123,742
Total Asset-Backed Securities - Non-Agency (Cost: $1,120,119)				$1,123,742

Inflation-Indexed Bonds(e) 87.8%

AUSTRALIA 2.7%

Australia Government Index-Linked Bond
Senior Unsecured
09/20/25	3.000%	AUD	7,992,240	10,695,770
08/20/15	4.000%	AUD	11,912,760	22,296,790
08/20/20	4.000%	AUD	16,081,041	31,063,657
New South Wales Treasury Corp.
11/20/25	2.750%	AUD	12,456,250	15,554,319
Total				79,610,536

CANADA 2.8%

Canadian Government Bond
12/01/41	2.000%	CAD	2,821,286	3,975,437
12/01/36	3.000%	CAD	1,992,026	3,204,856
12/01/26	4.250%	CAD	34,435,698	54,906,807
12/01/31	4.000%	CAD	9,244,550	15,770,901
12/01/44	1.500%	CAD	4,175,920	5,341,578
Total				83,199,579

FRANCE 8.7%

France Government Bond OAT
07/25/19	1.300%	EUR	3,646,195	5,129,534
07/25/20	2.250%	EUR	62,853,993	93,733,228
07/25/15	1.600%	EUR	33,532,221	48,668,419
07/25/17	1.000%	EUR	11,070,100	15,530,789
07/25/27	1.850%	EUR	2,575,450	3,650,750
07/25/29	3.400%	EUR	3,914,880	6,737,369
07/25/32	3.150%	EUR	13,701,905	23,502,324
07/25/40	1.800%	EUR	21,631,932	31,203,395
07/25/23	2.100%	EUR	6,975,540	10,270,621

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(e) (continued)

FRANCE (CONTINUED)
07/25/22	1.100%	EUR	$13,589,810	$18,379,241
Total				256,805,670

GERMANY 0.7%

Bundesrepublik Deutschland Bundesobligation Inflation-
Linked Bond
04/15/18	0.750%	EUR	3,072,480	4,460,643
Deutsche Bundesrepublik Inflation Linked Bond
04/15/20	1.750%	EUR	5,489,848	8,562,605
Deutsche Bundesrepublik Inflation-Linked Bond
04/15/16	1.500%	EUR	4,760,043	7,049,132
Total				20,072,380

SWEDEN 1.9%

Sweden Government Bond
12/01/15	3.500%	SEK	50,000,000	10,425,799
06/01/22	0.250%	SEK	38,000,000	5,738,024
Sweden Inflation-Linked Government Bond
12/01/20	4.000%	SEK	80,400,000	20,457,290
12/01/28	3.500%	SEK	68,930,000	18,796,391
Total				55,417,504

UNITED KINGDOM 25.7%

United Kingdom Gilt Inflation-Linked
11/22/37	1.125%	GBP	42,431,932	87,619,294
11/22/47	0.750%	GBP	14,894,490	30,153,469
07/22/30	4.125%	GBP	13,450,000	66,987,861
07/26/16	2.500%	GBP	23,010,000	126,897,926
04/16/20	2.500%	GBP	22,640,000	132,516,398
07/17/24	2.500%	GBP	6,900,000	36,174,522
11/22/42	0.625%	GBP	7,170,560	13,709,115
03/22/50	0.500%	GBP	14,836,017	28,069,884
11/22/17	1.250%	GBP	7,987,070	14,904,659
11/22/22	1.875%	GBP	12,153,540	24,765,836
11/22/32	1.250%	GBP	3,946,716	8,047,493
01/26/35	2.000%	GBP	2,500,000	7,881,541
03/22/34	0.750%	GBP	4,305,168	8,019,444
08/16/13	2.500%	GBP	6,250,000	28,359,052
11/22/55	1.250%	GBP	19,878,406	49,035,132
11/22/27	1.250%	GBP	25,145,710	49,699,802
03/22/40	0.625%	GBP	20,778,660	38,998,056
United Kingdom Gilt-Inflation Linked
03/22/62	0.375%	GBP	5,955,460	11,285,955
Total				763,125,439

UNITED STATES 45.3%

U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%		17,454,580	18,436,400
01/15/15	1.625%		85,456,800	93,114,498
01/15/22	0.125%		91,120,120	93,284,223
04/15/29	3.875%		19,989,700	30,793,513
01/15/25	2.375%		45,267,348	57,581,470

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(e) (continued)

UNITED STATES (CONTINUED)
01/15/26	2.000%		$5,480,928	$6,717,135
01/15/27	2.375%		29,893,346	38,356,899
01/15/28	1.750%		15,686,100	18,706,898
01/15/19	2.125%		71,462,766	85,520,850
07/15/19	1.875%		17,248,075	20,499,613
U.S. Treasury Inflation-Indexed Bond(b)
07/15/21	0.625%		74,309,406	80,399,285
01/15/29	2.500%		172,165,098	227,231,072
07/15/15	1.875%		59,655,680	66,534,696
01/15/16	2.000%		58,006,488	65,511,077
07/15/16	2.500%		53,585,528	62,565,283
01/15/17	2.375%		23,251,629	27,235,284
04/15/14	1.250%		100,930,440	107,049,348
04/15/15	0.500%		48,105,880	50,999,737
07/15/20	1.250%		74,691,781	85,294,504
02/15/42	0.750%		111,080,035	105,881,823
Total				1,341,713,608

Total Inflation-Indexed Bonds (Cost: $2,412,030,420)				$2,599,944,716

Foreign Government Obligations(e) 4.0%

BRAZIL 0.5%

Brazil Notas do Tesouro Nacional
01/01/13	10.000%	BRL	12,660,000	7,156,921
01/01/17	10.000%	BRL	1,291,000	708,549
Brazilian Government International Bond
Senior Unsecured
01/22/21	4.875%		3,750,000	4,229,896
Petrobras International Finance Co.
01/27/21	5.375%		2,900,000	3,187,328
Total				15,282,694

CANADA 0.2%

National Bank of Canada(a)
10/19/16	2.200%		5,150,000	5,290,203

COLOMBIA 0.1%

Colombia Government International Bond
Senior Unsecured
01/18/41	6.125%		1,000,000	1,211,472
Colombia Government International Bond(b)
Senior Unsecured
07/12/21	4.375%		700,000	761,250
Ecopetrol SA
Senior Unsecured
07/23/19	7.625%		1,000,000	1,232,500
Total				3,205,222

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(e) (continued)

GREECE 0.1%
Hellenic Republic Government Bond(d)
Senior Unsecured
02/24/23	2.000%	EUR	$612,937	$198,455
02/24/24	2.000%	EUR	612,937	190,194
02/24/25	2.000%	EUR	612,937	184,480
02/24/26	2.000%	EUR	612,937	177,913
02/24/27	2.000%	EUR	612,937	171,583
02/24/28	2.000%	EUR	653,800	177,871
02/24/29	2.000%	EUR	653,800	171,765
02/24/30	2.000%	EUR	653,800	171,725
02/24/31	2.000%	EUR	653,800	168,411
02/24/32	2.000%	EUR	653,800	167,889
02/24/33	2.000%	EUR	653,800	163,567
02/24/34	2.000%	EUR	653,800	163,830
02/24/35	2.000%	EUR	653,800	164,441
02/24/36	2.000%	EUR	653,800	164,179
02/24/37	2.000%	EUR	653,800	163,786
02/24/38	2.000%	EUR	653,800	163,786
02/24/39	2.000%	EUR	653,800	163,961
02/24/40	2.000%	EUR	653,800	164,135
02/24/41	2.000%	EUR	653,800	164,134
02/24/42	2.000%	EUR	653,800	164,483
Hellenic Republic Government Bond(d)(f)
10/15/42	0.000%	EUR	12,871,600	107,705
Total				3,528,293

INDONESIA 0.2%

Indonesia Government International Bond(a)(b)
Senior Unsecured
05/05/21	4.875%		3,000,000	3,230,385
01/17/38	7.750%		3,000,000	4,155,000
Total				7,385,385

MEXICO 1.2%

Mexican Bonos
12/17/15	8.000%	MXN	34,813,000	29,830,152
Mexico Government International Bond
Senior Unsecured
03/15/22	3.625%		1,900,000	1,942,750
Pemex Project Funding Master Trust(a)(b)
01/24/22	4.875%		3,400,000	3,570,000
Total				35,342,902

PERU 0.1%

Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		1,600,000	2,185,600

RUSSIAN FEDERATION 0.2%

Gazprom OAO Via Gaz Capital SA
Senior Unsecured(a)
03/07/22	6.510%		1,500,000	1,635,000

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(e) (continued)

RUSSIAN FEDERATION (CONTINUED)

Russian Foreign Bond - Eurobond
Senior Unsecured(a)(d)
03/31/30	7.500%		$2,839,000	$3,396,154
Total				5,031,154

SOUTH KOREA 0.2%
Export-Import Bank of Korea
Senior Unsecured
04/11/22	5.000%		5,700,000	6,013,488

UNITED KINGDOM 1.2%
United Kingdom Gilt
12/07/40	4.250%	GBP	18,800,000	34,936,044

Total Foreign Government Obligations (Cost: $114,637,989)				$118,200,985

	Shares	Value

Money Market Funds 1.8%

Columbia Short-Term Cash Fund, 0.161%(g)(h)	54,416,840	$54,416,840

Total Money Market Funds (Cost: $54,416,840)		$54,416,840

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 16.3%

Asset-Backed Commercial Paper 3.4%

Antalis US Funding Corp.
04/05/12	0.310%	$14,999,096	$14,999,096
Aspen Funding Corp.
05/11/12	0.471%	2,996,357	2,996,357
Atlantic Asset Securitization LLC
04/05/12	0.300%	19,998,833	19,998,833
Atlantis One
04/11/12	0.511%	1,997,422	1,997,422
08/01/12	0.662%	14,949,950	14,949,950
Kells Funding LLC
07/02/12	0.601%	7,982,800	7,982,800
LMA Americas LLC
04/03/12	0.310%	14,999,096	14,999,096
Regency Markets No. 1 LLC
05/15/12	0.380%	4,995,303	4,995,303
Rheingold Securitization
04/27/12	0.600%	3,851,009	3,851,009

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Asset-Backed Commercial Paper (continued)

04/05/12	0.500%	$4,999,306	$4,999,306
Royal Park Investments Funding Corp.
04/30/12	0.901%	9,991,750	9,991,750
Total			101,760,922

Certificates of Deposit 7.3%

Australia and New Zealand Bank Group, Ltd.
05/16/12	0.470%	10,000,000	10,000,000
Bank of Nova Scotia
05/03/12	0.373%	11,000,000	11,000,000
07/26/12	0.321%	5,000,000	5,000,000
Barclays Bank PLC
04/18/12	0.600%	10,000,000	10,000,000
DZ Bank AG
04/10/12	0.230%	10,000,000	10,000,000
Den Danske Bank
04/02/12	0.200%	20,000,000	20,000,000
Deutsche Bank AG
09/14/12	0.750%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
04/26/12	0.300%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	15,000,191	15,000,191
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	15,000,000	15,000,000
N.V. Bank Nederlandse Gemeenten
04/10/12	0.320%	10,000,000	10,000,000
04/10/12	0.335%	2,000,000	2,000,000
National Australia Bank
04/30/12	0.391%	8,000,000	8,000,000
08/16/12	0.341%	15,000,000	15,000,000
National Bank of Canada
05/08/12	0.393%	10,000,000	10,000,000
Norinchukin Bank
05/21/12	0.470%	20,000,000	20,000,000
Rabobank
07/31/12	0.660%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
04/16/12	0.360%	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
05/29/12	0.370%	15,000,000	15,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)
Svenska Handelsbanken
08/30/12	0.580%	$10,000,000	$10,000,000
Total			216,000,191

Commercial Paper 4.9%

Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
Caisse des Depots
07/16/12	0.421%	4,993,583	4,993,583
Development Bank of Singapore Ltd.
08/02/12	0.551%	12,965,442	12,965,442
DnB NOR
08/30/12	0.491%	5,000,000	5,000,000
Erste Abwicklungsanstalt
04/24/12	0.681%	4,991,311	4,991,311
HSBC Bank PLC
04/13/12	0.481%	14,963,400	14,963,400
Macquarie Bank Ltd.
04/20/12	0.803%	5,975,733	5,975,733
Manhattan Asset Funding Co. LLC
04/05/12	0.200%	2,999,533	2,999,533
Nordea Bank AB
07/24/12	0.627%	4,984,202	4,984,202
08/14/12	0.592%	6,979,235	6,979,235
Societe Generale
04/03/12	0.300%	19,998,833	19,998,833
Suncorp Metway Ltd.
04/02/12	0.480%	14,988,000	14,988,000
04/11/12	0.480%	4,995,800	4,995,800
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
08/16/12	0.302%	15,000,000	15,000,000
Toyota Motor Credit Corp.
04/26/12	0.562%	4,985,689	4,985,689
Westpac Securities NZ Ltd.
04/20/12	0.531%	4,986,529	4,986,529
Total			143,772,345

Repurchase Agreements 0.7%

Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $4,000,087(i)
	0.260%	4,000,000	4,000,000
Royal Bank of Canada dated 03/30/12, matures 04/02/12, repurchase price $5,000,075 (i)
	0.180%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $11,726,177(i)
	0.190%	$11,725,991	$11,725,991
Total			20,725,991

Investments of Cash Collateral Received for Securities on Loan (continued)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $482,259,449)	$482,259,449

Total Investments
(Cost: $3,251,097,522)(j)	$3,447,801,422(k)
Other Assets & Liabilities, Net	(485,138,983)

Net Assets	$2,962,662,439

Investments in Derivatives

At March 31, 2012, $3,130,357 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at March 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
Euro-Bund, 10-year	248	$45,806,608	June 2012	$—	$(21,201)
United Kingdom Long GILT, 10-year	112	20,513,792	June 2012	—	(158,858)
U.S. Treasury Note, 5-year	(1,146)	(140,429,763)	July 2012	589,193	—
U.S. Treasury Note, 10-year	698	90,380,097	June 2012	—	(669,623)
U.S. Treasury Ultra Bond, 30-year	(360)	(54,348,750)	June 2012	935,015	—
Total				$1,524,208	$(849,682)

Forward Foreign Currency Exchange Contracts Open at March 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
State Street Bank & Trust Company	April 17, 2012	3,600,000	4,804,452	$3,133	$—
		(EUR)	(USD)
State Street Bank & Trust Company	April 17, 2012	148,220,000	196,181,028	—	(1,511,748)
		(EUR)	(USD)
HSBC Securities (USA), Inc.	April 19, 2012	78,587,000	82,961,938	1,704,714	—
		(AUD)	(USD)
UBS Securities	April 24, 2012	273,432,000	21,470,738	141,943	—
		(MXN)	(USD)
Goldman Sachs & Co.	April 25, 2012	61,237,000	81,017,470	—	(661,966)
		(EUR)	(USD)
Goldman Sachs & Co.	April 27, 2012	242,736,000	385,049,959	—	(3,146,754)
		(GBP)	(USD)
HSBC Securities (USA), Inc.	April 27, 2012	258,434,000	409,779,411	—	(3,521,500)
		(GBP)	(USD)
Barclays Bank PLC	April 30, 2012	83,374,000	83,899,209	356,534	—
		(CAD)	(USD)
Morgan Stanley & Co.	May 4, 2012	375,397,000	55,741,163	—	(929,239)
		(SEK)	(USD)
Total				$2,206,325	$(9,771,207)

Notes to Portfolio of Investments

(a)                                Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $85,116,047 or 2.87% of net assets.

(b)                                At March 31, 2012, security was partially or fully on loan.

(c)                                The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)                                Variable rate security. The interest rate shown reflects the rate as of March 31, 2012.

(e)                                Principal amounts are denominated in United States Dollars unless otherwise noted.

(f)                                  Zero coupon bond.

(g)                                The rate shown is the seven-day current annualized yield at March 31, 2012.

(h)                                Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$54,931,086	$161,688,092	$(162,202,338)	$—	$54,416,840	$17,981	$54,416,840

(i)                                    The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$688,949
Fannie Mae REMICS	1,184,621
Freddie Mac Gold Pool	144,103
Freddie Mac REMICS	1,422,144
Government National Mortgage Association	166,080
United States Treasury Inflation Indexed Bonds	148,835
United States Treasury Note/Bond	325,356
Total Market Value of Collateral Securities	$4,080,088

Royal Bank of Canada (0.180%)

Security Description	Value
Fannie Mae Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$9,634,854
Freddie Mac Gold Pool	2,325,657
Total Market Value of Collateral Securities	$11,960,511

(j)                                      At March 31, 2012, the cost of securities for federal income tax purposes was approximately $ 3,251,098,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$207,572,000
Unrealized Depreciation	(10,869,000)
Net Unrealized Appreciation	$196,703,000

(k)                                   Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
Description	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total

Bonds
Corporate Bonds & Notes	$—	$101,615,278	$—	$101,615,278
Residential Mortgage-Backed Securities - Non-Agency	—	19,180,803	8,666,571	27,847,374
Commercial Mortgage-Backed Securities - Non-Agency	—	62,393,038	—	62,393,038
Asset-Backed Securities - Non-Agency	—	1,123,742	—	1,123,742
Inflation-Indexed Bonds	—	2,599,944,716	—	2,599,944,716
Foreign Government Obligations	—	118,200,985	—	118,200,985
Total Bonds	—	2,902,458,562	8,666,571	2,911,125,133

Other
Money Market Funds	54,416,840	—	—	54,416,840
Investments of Cash Collateral Received for Securities on Loan	—	482,259,449	—	482,259,449
Total Other	54,416,840	482,259,449	—	536,676,289

Investments in Securities	54,416,840	3,384,718,011	8,666,571	3,447,801,422
Derivatives
Assets
Futures Contracts	1,524,208	—	—	1,524,208
Forward Foreign Currency Exchange Contracts	—	2,206,325	—	2,206,325
Liabilities
Futures Contracts	(849,682)	—	—	(849,682)
Forward Foreign Currency Exchange Contracts	—	(9,771,207)	—	(9,771,207)
Total	$55,091,366	$3,377,153,129	$8,666,571	$3,440,911,066

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities -
Non-Agency
Balance as of December 31, 2011	$13,038,406
Accrued discounts/premiums	—
Realized gain (loss)	5,086
Change in unrealized appreciation (depreciation)*	(897)
Sales	(1,903,168)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	(2,472,856)
Balance as of March 31, 2012	$8,666,571

*Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2012 was $(897).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Residential Mortgage Backed Securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the year.

Portfolio of Investments

Columbia Variable Portfolio – High Yield Bond Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 94.6%

Aerospace & Defense 3.0%

ADS Tactical, Inc. Senior Secured(a)(b)
04/01/18	11.000%	$4,305,000	$4,477,200
BE Aerospace, Inc. Senior Unsecured(a)
04/01/22	5.250%	1,588,000	1,595,940
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	2,162,000	2,291,720
03/15/21	7.125%	2,066,000	2,213,202
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	5,646,000	6,111,795
Oshkosh Corp.
03/01/20	8.500%	1,710,000	1,861,763
Total			18,551,620

Automotive 2.7%

Allison Transmission, Inc.(b)
05/15/19	7.125%	1,520,000	1,580,800
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/21	8.250%	1,864,000	1,882,640
Chrysler Group LLC/Co-Issuer, Inc.(a)
Secured
06/15/19	8.000%	1,251,000	1,257,255
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	1,890,000	2,012,850
Delphi Corp.(a)(b)
05/15/19	5.875%	873,000	925,380
Delphi Corp.(b)
05/15/21	6.125%	582,000	618,375
Lear Corp.
03/15/18	7.875%	695,000	755,813
03/15/20	8.125%	2,070,000	2,297,700
Schaeffler Finance BV(b)
Senior Secured
02/15/17	7.750%	928,000	974,400
02/15/19	8.500%	732,000	781,410
Visteon Corp.
04/15/19	6.750%	3,744,000	3,800,160
Total			16,886,783

Banking 0.3%

Lloyds Banking Group PLC(b)(c)
11/29/49	6.267%	2,477,000	1,659,590

Brokerage 1.1%

E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	1,800,000	1,829,250
11/30/17	12.500%	2,594,000	3,018,768

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Brokerage (continued)
Neuberger Berman Group LLC/Finance Corp.(b)
Senior Notes
03/15/20	5.625%	$749,000	$752,745
03/15/22	5.875%	1,124,000	1,132,430
Total			6,733,193

Building Materials 2.4%

Building Materials Corp. of America Senior Notes(b)
05/01/21	6.750%	4,521,000	4,797,911
Gibraltar Industries, Inc.
12/01/15	8.000%	5,128,000	5,230,560
Interface, Inc.
12/01/18	7.625%	560,000	606,200
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	2,081,000	1,831,280
Nortek, Inc.
12/01/18	10.000%	339,000	359,340
04/15/21	8.500%	1,947,000	1,927,530
Total			14,752,821

Chemicals 4.4%

Celanese U.S. Holdings LLC
06/15/21	5.875%	120,000	126,600
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	3,034,000	3,140,190
Hexion US Finance Corp. Senior Unsecured(b)
04/15/20	6.625%	1,386,000	1,410,255
Ineos Finance PLC(b)
Senior Secured
05/15/15	9.000%	3,232,000	3,425,920
02/15/19	8.375%	1,941,000	2,052,607
JM Huber Corp. Senior Unsecured(b)
11/01/19	9.875%	1,650,000	1,720,125
LyondellBasell Industries NV(b)
11/15/21	6.000%	6,230,000	6,541,500
LyondellBasell Industries NV(b)(d)
Senior Notes
04/15/24	5.750%	2,012,000	2,006,970
MacDermid, Inc.(b)
04/15/17	9.500%	1,594,000	1,655,768
Momentive Performance Materials, Inc.
06/15/14	12.500%	1,018,000	1,086,715
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	1,780,000	2,029,200
Polypore International, Inc.
11/15/17	7.500%	1,920,000	2,025,600
Total			27,221,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Commercial Banks 0.2%

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	$1,243,000	$1,280,290

Construction Machinery 4.0%

CNH Capital LLC(b)
11/01/16	6.250%	2,327,000	2,495,707
Case New Holland, Inc.
12/01/17	7.875%	4,081,000	4,744,162
Columbus McKinnon Corp.
02/01/19	7.875%	674,000	700,960
Manitowoc Co., Inc. (The)
02/15/18	9.500%	2,132,000	2,377,180
Neff Rental LLC/Finance Corp. Secured(b)
05/15/16	9.625%	2,536,000	2,516,980
RSC Equipment Rental, Inc./Holdings III LLC Senior Unsecured
02/01/21	8.250%	1,025,000	1,091,625
Terex Corp.
04/01/20	6.500%	1,222,000	1,231,165
UR Financing Escrow Corp(b)
Secured
07/15/18	5.750%	1,029,000	1,052,153
Senior Unsecured
05/15/20	7.375%	851,000	865,893
04/15/22	7.625%	2,126,000	2,184,465
United Rentals North America, Inc.
12/15/19	9.250%	2,978,000	3,283,245
United Rentals North America, Inc.(a)
09/15/20	8.375%	1,156,000	1,196,460
Xerium Technologies, Inc.
06/15/18	8.875%	1,495,000	1,296,912
Total			25,036,907

Consumer Cyclical Services 0.3%

Goodman Networks, Inc. Senior Secured(b)
07/01/18	12.125%	1,686,000	1,728,150

Consumer Products 0.9%

Central Garden and Pet Co.
03/01/18	8.250%	878,000	904,340
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	1,570,000	1,677,937
Sealy Mattress Co.(a)
06/15/14	8.250%	1,657,000	1,623,860

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Consumer Products (continued)

Spectrum Brands, Inc.(b)
Senior Notes
03/15/20	6.750%	$452,000	$456,520
Senior Secured
06/15/18	9.500%	753,000	849,008
Total			5,511,665

Diversified Manufacturing 1.8%

Amsted Industries, Inc. Senior Notes(b)
03/15/18	8.125%	2,451,000	2,610,315
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	2,154,000	2,294,010
Tomkins LLC/Inc. Secured
10/01/18	9.000%	3,027,000	3,352,402
WireCo WorldGroup, Inc.
05/15/17	9.500%	2,839,000	2,931,268
Total			11,187,995

Electric 1.9%

AES Corp. (The)
Senior Unsecured
10/15/17	8.000%	359,000	404,324
06/01/20	8.000%	1,290,000	1,480,275
AES Corp. (The)(b)
Senior Unsecured
07/01/21	7.375%	2,939,000	3,247,595
CMS Energy Corp. Senior Unsecured(a)
03/15/22	5.050%	463,000	465,898
Calpine Corp. Senior Secured(b)
02/15/21	7.500%	2,860,000	3,031,600
GenOn Energy, Inc. Senior Unsecured(a)
10/15/18	9.500%	1,559,000	1,434,280
Midwest Generation LLC Pass-Through Certificates(a)
01/02/16	8.560%	1,958,966	1,865,915
Total			11,929,887

Entertainment 0.7%

AMC Entertainment, Inc.
06/01/19	8.750%	898,000	940,655
12/01/20	9.750%	2,124,999	2,002,812
Speedway Motorsports, Inc.
02/01/19	6.750%	59,000	61,360
United Artists Theatre Circuit, Inc.(e)(f)
1995-A Pass-Through Certificates
07/01/15	9.300%	942,591	942,591
07/01/15	9.300%	308,010	308,010
Total			4,255,428

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage 0.2%

Cott Beverages, Inc.
09/01/18	8.125%	$898,000	$972,085

Gaming 4.2%

Caesars Entertainment Operating Co., Inc.
Secured
04/15/18	12.750%	1,495,000	1,296,912
Senior Secured
06/01/17	11.250%	2,446,000	2,666,140
Caesars Operating Escrow LLC/Corp. Senior Secured(b)
02/15/20	8.500%	1,482,000	1,507,935
Chester Downs & Marina LLC Senior Secured(b)
02/01/20	9.250%	1,156,000	1,221,025
MGM Resorts International
03/01/18	11.375%	2,059,000	2,447,636
Senior Secured
03/15/20	9.000%	1,080,000	1,201,500
MGM Resorts International(a)
07/15/15	6.625%	385,000	395,588
06/01/16	7.500%	1,122,000	1,155,660
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	572,000	642,070
ROC Finance LLC/Corp. Secured(b)
09/01/18	12.125%	1,885,000	2,101,775
Seminole Indian Tribe of Florida(b)
10/01/20	7.804%	845,000	819,042
Senior Secured
10/01/20	6.535%	3,265,000	3,285,112
Seneca Gaming Corp.(b)
12/01/18	8.250%	1,940,000	1,983,650
Tunica-Biloxi Gaming Authority Senior Unsecured(b)
11/15/15	9.000%	5,259,000	5,127,525
Total			25,851,570

Gas Pipelines 3.2%

El Paso Corp.
Senior Unsecured
06/01/18	7.250%	575,000	646,875
09/15/20	6.500%	7,010,000	7,728,525
01/15/32	7.750%	159,000	181,060
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	2,382,000	2,501,100
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	2,083,000	2,202,773
07/15/21	6.500%	2,902,000	3,076,120

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (continued)

Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	$3,629,000	$3,683,435
Total			20,019,888

Health Care 8.4%

American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	492,541	519,631
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	2,762,000	2,938,077
CHS/Community Health Systems, Inc.(a)(b)
11/15/19	8.000%	1,783,000	1,840,948
11/15/19	8.000%	707,000	731,745
ConvaTec Healthcare E SA Senior Unsecured(b)
12/15/18	10.500%	3,147,000	3,233,542
Emdeon, Inc.(b)
12/31/19	11.000%	1,775,000	2,005,750
Fresenius Medical Care U.S. Finance II, Inc.(b)
07/31/19	5.625%	554,000	570,620
01/31/22	5.875%	2,780,000	2,856,450
Fresenius Medical Care U.S. Finance, Inc.(b)
09/15/18	6.500%	460,000	501,400
HCA, Inc.
02/15/22	7.500%	3,233,000	3,443,145
Senior Secured
04/15/19	8.500%	1,655,000	1,839,119
02/15/20	6.500%	3,313,000	3,478,650
02/15/20	7.875%	3,250,000	3,570,937
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	1,489,000	1,556,005
Health Management Associates, Inc. Senior Unsecured(a)(b)
01/15/20	7.375%	1,212,000	1,236,240
Healthsouth Corp.
02/15/20	8.125%	1,865,000	2,044,506
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	1,345,000	1,308,013
Kinetic Concepts/KCI U.S.A., Inc.(b)
11/01/18	10.500%	2,003,000	2,080,616
11/01/19	12.500%	1,297,000	1,215,938
Multiplan, Inc.(b)
09/01/18	9.875%	3,081,000	3,335,182
Omnicare, Inc.
06/01/20	7.750%	1,127,000	1,250,970
PSS World Medical, Inc.(b)
03/01/22	6.375%	277,000	284,618

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)

Physio-Control International, Inc. Senior Secured(b)
01/15/19	9.875%	$1,428,000	$1,499,400
Radnet Management, Inc.
04/01/18	10.375%	665,000	661,675
Rural/Metro Corp. Senior Unsecured(b)
07/15/19	10.125%	1,335,000	1,241,550
STHI Holding Corp. Secured(b)
03/15/18	8.000%	686,000	727,160
USPl Finance Corp. Senior Unsecured(b)(d)
04/01/20	9.000%	1,000,000	1,030,000
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	3,150,000	3,213,000
02/01/19	7.750%	1,100,000	1,094,500
Vanguard Health Holding Co. II LLC/Inc.(a)(b)
02/01/19	7.750%	692,000	686,810
Total			51,996,197

Healthcare Insurance 0.2%

AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	870,000	952,650

Home Construction 0.5%

KB Home(a)
03/15/20	8.000%	706,000	698,940
Meritage Homes Corp. Senior Notes(b)(d)
04/01/22	7.000%	677,000	678,693
Shea Homes LP/Funding Corp. Senior Secured(b)
05/15/19	8.625%	1,140,000	1,185,600
Taylor Morrison Communities, Inc./Monarch Senior Notes(b)
04/15/20	7.750%	871,000	871,000
Total			3,434,233

Independent Energy 7.8%

Antero Resources Finance Corp.
12/01/17	9.375%	106,000	114,745
Antero Resources Finance Corp.(b)
08/01/19	7.250%	390,000	401,700
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	2,970,000	3,125,925
Chaparral Energy, Inc.
10/01/20	9.875%	779,000	868,585
09/01/21	8.250%	2,078,000	2,213,070

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

Chesapeake Energy Corp.
08/15/20	6.625%	$2,288,000	$2,322,320
Chesapeake Energy Corp.(a)
02/15/21	6.125%	3,500,000	3,465,000
Cimarex Energy Co.(d)
05/01/22	5.875%	1,183,000	1,197,788
Concho Resources, Inc.
10/01/17	8.625%	845,000	925,275
01/15/21	7.000%	1,582,000	1,696,695
01/15/22	6.500%	1,515,000	1,598,325
Continental Resources, Inc.
10/01/19	8.250%	291,000	325,193
10/01/20	7.375%	618,000	685,980
04/01/21	7.125%	1,656,000	1,834,020
Continental Resources, Inc.(b)
09/15/22	5.000%	3,297,000	3,305,242
Goodrich Petroleum Corp.
03/15/19	8.875%	1,100,000	1,067,000
Kodiak Oil & Gas Corp.(b)
12/01/19	8.125%	4,207,000	4,448,902
Laredo Petroleum, Inc.
02/15/19	9.500%	4,163,000	4,631,337
MEG Energy Corp.(b)
03/15/21	6.500%	2,000,000	2,095,000
Oasis Petroleum, Inc.
02/01/19	7.250%	2,317,000	2,438,643
11/01/21	6.500%	2,192,000	2,202,960
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	2,280,000	2,519,400
Range Resources Corp.
05/01/18	7.250%	27,000	28,485
05/15/19	8.000%	3,515,000	3,857,712
08/15/22	5.000%	254,000	250,825
SM Energy Co. Senior Unsecured
11/15/21	6.500%	889,000	946,785
Whiting Petroleum Corp.
10/01/18	6.500%	106,000	112,890
Total			48,679,802

Media Cable 3.4%

CCO Holdings LLC/Capital Corp.
04/30/18	7.875%	1,331,000	1,427,498
04/30/20	8.125%	2,764,000	3,071,495
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	888,000	1,021,200
CSC Holdings LLC(b)
Senior Unsecured
11/15/21	6.750%	2,181,000	2,270,966
Cablevision Systems Corp. Senior Unsecured(a)
04/15/20	8.000%	510,000	539,325

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Cable (continued)

Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(b)
11/15/17	8.625%	$1,129,000	$1,212,264
DISH DBS Corp.
09/01/19	7.875%	1,007,000	1,158,050
06/01/21	6.750%	4,641,000	5,000,678
Nara Cable Funding Ltd. Senior Secured(b)
12/01/18	8.875%	1,591,000	1,535,315
UPCB Finance V Ltd. Senior Secured(b)
11/15/21	7.250%	1,316,000	1,394,062
UPCB Finance VI Ltd. Senior Secured(b)
01/15/22	6.875%	1,687,000	1,729,840
Videotron Ltee(b)
07/15/22	5.000%	1,002,000	991,980
Total			21,352,673

Media Non-Cable 7.4%

AMC Networks, Inc.(b)
07/15/21	7.750%	4,128,000	4,602,720
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	1,013,000	911,700
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	939,000	1,024,684
12/15/17	9.250%	2,608,000	2,859,020
Clear Channel Worldwide Holdings, Inc.(b)
03/15/20	7.625%	583,000	562,595
03/15/20	7.625%	4,535,000	4,444,300
Cumulus Media Holdings, Inc.(a)(b)
05/01/19	7.750%	905,000	854,094
Hughes Satellite Systems Corp.
06/15/21	7.625%	2,480,000	2,659,800
Senior Secured
06/15/19	6.500%	571,000	596,695
Intelsat Jackson Holdings SA
10/15/20	7.250%	2,496,000	2,623,920
04/01/21	7.500%	1,225,000	1,287,781
Intelsat Luxembourg SA
PIK
02/04/17	11.500%	1,817,000	1,889,680
Intelsat Luxembourg SA(b)
PIK
02/04/17	11.500%	1,496,000	1,540,880
Lamar Media Corp.(b)
02/01/22	5.875%	1,417,000	1,441,798
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	1,527,000	1,626,255

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (continued)

Nielsen Finance LLC/Co.
10/15/18	7.750%	$4,031,000	$4,444,177
Salem Communications Corp. Secured
12/15/16	9.625%	2,001,000	2,206,103
Sinclair Television Group, Inc. Secured(b)
11/01/17	9.250%	2,935,000	3,265,187
Univision Communications, Inc.(a)(b)
05/15/21	8.500%	1,627,000	1,610,730
Univision Communications, Inc.(b)
Senior Secured
05/15/19	6.875%	1,395,000	1,414,181
11/01/20	7.875%	2,400,000	2,520,000
XM Satellite Radio, Inc.(b)
11/01/18	7.625%	1,431,000	1,538,325
Total			45,924,625

Metals 3.9%

Alpha Natural Resources, Inc.(a)
06/01/19	6.000%	1,177,000	1,076,955
06/01/21	6.250%	787,000	712,235
Arch Coal, Inc.(a)(b)
06/15/19	7.000%	2,517,000	2,334,517
06/15/21	7.250%	2,239,000	2,043,087
Calcipar SA Senior Secured(b)
05/01/18	6.875%	2,850,000	2,892,750
Consol Energy, Inc.
04/01/20	8.250%	391,000	408,595
FMG Resources August 2006 Proprietary Ltd.(a)(b)
Senior Unsecured
04/01/22	6.875%	1,146,000	1,117,350
FMG Resources August 2006 Proprietary Ltd.(b)
02/01/16	6.375%	1,317,000	1,313,708
02/01/18	6.875%	1,231,000	1,231,000
11/01/19	8.250%	2,412,000	2,532,600
JMC Steel Group Senior Notes(b)
03/15/18	8.250%	2,687,000	2,794,480
Novelis, Inc.
12/15/20	8.750%	417,000	456,615
Peabody Energy Corp.(b)
11/15/18	6.000%	1,756,000	1,720,880
11/15/21	6.250%	1,023,000	1,002,540
Rain CII Carbon LLC/Corp. Senior Secured(b)
12/01/18	8.000%	2,505,000	2,655,300
Total			24,292,612

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Non-Captive Consumer 1.3%
SLM Corp.
Senior Notes
01/25/16	6.250%	$1,293,000	$1,344,720
Senior Unsecured
03/25/20	8.000%	2,766,000	2,987,280
01/25/22	7.250%	1,512,000	1,579,774
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	2,469,000	1,919,647
Total			7,831,421

Non-Captive Diversified 6.3%

Aircastle Ltd. Senior Notes(b)
04/15/17	6.750%	1,821,000	1,821,000
Ally Financial, Inc.
02/15/17	5.500%	464,000	464,552
03/15/20	8.000%	10,339,000	11,502,138
09/15/20	7.500%	880,000	950,400
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	1,924,000	1,962,480
CIT Group, Inc.(a)(b)
Senior Secured
04/01/18	6.625%	2,400,000	2,580,000
CIT Group, Inc.(b)
Senior Unsecured
02/15/19	5.500%	4,816,000	4,888,240
Ford Motor Credit Co. LLC
Senior Unsecured
04/15/15	7.000%	1,349,000	1,473,592
05/15/18	5.000%	2,617,000	2,710,835
08/02/21	5.875%	1,711,000	1,845,467
International Lease Finance Corp.
Senior Unsecured
03/15/17	8.750%	109,000	121,263
09/01/17	8.875%	3,055,000	3,406,325
04/01/19	5.875%	1,146,000	1,107,556
05/15/19	6.250%	607,000	599,157
12/15/20	8.250%	2,165,000	2,381,955
International Lease Finance Corp.(a)
Senior Unsecured
01/15/22	8.625%	406,000	451,337
TransUnion Holding Co., Inc. Senior Notes PIK(b)
06/15/18	9.625%	938,000	984,900
Total			39,251,197

Oil Field Services 1.9%

Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	2,474,000	2,597,700
Green Field Energy Services, Inc. Senior Secured(b)
11/15/16	13.000%	2,669,000	2,615,620

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Oil Field Services (continued)

Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	$4,844,000	$5,328,400
Oil States International, Inc.
06/01/19	6.500%	1,119,000	1,174,950
Total			11,716,670

Other Industry 0.2%

Interline Brands, Inc.
11/15/18	7.000%	930,000	981,150

Packaging 2.1%

ARD Finance SA Senior Secured PIK(b)
06/01/18	11.125%	624,129	605,405
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc.(b)
10/15/20	9.125%	48,000	50,280
Ardagh Packaging Finance PLC(a)(b)
10/15/20	9.125%	1,410,000	1,512,225
Ardagh Packaging Finance PLC(b)
Senior Secured
10/15/17	7.375%	1,459,000	1,564,777
Berry Plastics Corp. Secured(a)
01/15/21	9.750%	1,308,000	1,428,990
Greif, Inc. Senior Unsecured
08/01/19	7.750%	390,000	440,700
Reynolds Group Issuer, Inc./LLC(b)
04/15/19	9.000%	1,390,000	1,369,150
02/15/21	8.250%	2,076,000	1,946,250
Senior Secured
08/15/19	7.875%	2,649,000	2,847,675
Senior Unsecured
08/15/19	9.875%	1,377,000	1,407,983
Total			13,173,435

Paper 0.2%

Cascades, Inc.(a)
01/15/20	7.875%	1,169,000	1,154,388
Verso Paper Holdings LLC/Inc. Secured(a)
02/01/19	8.750%	610,000	335,500
Total			1,489,888

Pharmaceuticals 1.0%

Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	887,000	949,090
Grifols, Inc.
02/01/18	8.250%	2,386,000	2,582,845

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Pharmaceuticals (continued)

Mylan, Inc.(b)
11/15/18	6.000%	$1,855,000	$1,938,475
Pharmaceutical Product Development, Inc. Senior Unsecured(a)(b)
12/01/19	9.500%	622,000	674,870
Total			6,145,280

Retailers 3.2%

99 Cents Only Stores(b)
12/15/19	11.000%	898,000	960,860
AutoNation, Inc.
02/01/20	5.500%	715,000	725,725
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	1,502,000	1,562,080
J Crew Group, Inc.(a)
03/01/19	8.125%	701,000	713,268
Jo-Ann Stores, Inc. Senior Unsecured(b)
03/15/19	8.125%	1,924,000	1,933,620
Limited Brands, Inc.
04/01/21	6.625%	1,720,000	1,864,050
02/15/22	5.625%	1,942,000	1,958,992
QVC, Inc.(b)
Senior Secured
10/01/19	7.500%	1,756,000	1,931,600
10/15/20	7.375%	421,000	463,100
Rite Aid Corp.
06/15/17	9.500%	1,655,000	1,659,137
Senior Unsecured
02/15/27	7.700%	911,000	847,230
Rite Aid Corp.(a)
Senior Secured
08/15/20	8.000%	2,005,000	2,308,256
Rite Aid Corp.(a)(b)
03/15/20	9.250%	2,129,000	2,150,290
Sally Holdings LLC/Capital, Inc.(a)(b)
11/15/19	6.875%	605,000	642,813
Total			19,721,021

Technology 5.5%

Alliance Data Systems Corp. Senior Notes(b)
04/01/20	6.375%	780,000	789,750
Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	1,126,000	1,206,228
Amkor Technology, Inc.(a)
Senior Unsecured
06/01/21	6.625%	2,941,000	3,040,259
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	50,000	52,500
01/15/20	6.875%	1,219,000	1,343,947

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

CDW LLC / Finance Corp.
04/01/19	8.500%	$3,163,000	$3,368,595
CDW LLC/Finance Corp.(b)
04/01/19	8.500%	285,000	303,525
Cardtronics, Inc.
09/01/18	8.250%	2,190,000	2,409,000
CommScope, Inc.(b)
01/15/19	8.250%	1,402,000	1,493,130
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	1,700,000	1,865,750
First Data Corp.
01/15/21	12.625%	1,565,000	1,568,912
PIK
09/24/15	10.550%	1,983,000	2,012,745
First Data Corp.(a)(b)
Senior Secured
06/15/19	7.375%	2,233,000	2,266,495
First Data Corp.(b)
Senior Secured
08/15/20	8.875%	2,605,000	2,823,169
Freescale Semiconductor, Inc.(a)
08/01/20	10.750%	580,000	651,050
Freescale Semiconductor, Inc.(a)(b)
Senior Secured
04/15/18	9.250%	1,687,000	1,847,265
Interactive Data Corp.
08/01/18	10.250%	3,140,000	3,548,200
NXP BV/Funding LLC Senior Secured(b)
08/01/18	9.750%	3,267,000	3,732,547
Total			34,323,067

Transportation Services 0.9%

Avis Budget Car Rental LLC/Finance, Inc.
03/15/18	9.625%	1,144,000	1,241,240
03/15/20	9.750%	1,333,000	1,456,303
Hertz Corp. (The)
10/15/18	7.500%	2,005,000	2,127,806
01/15/21	7.375%	824,000	877,560
Total			5,702,909

Wireless 3.8%

Cricket Communications, Inc.
10/15/20	7.750%	1,202,000	1,180,965
MetroPCS Wireless, Inc.
09/01/18	7.875%	1,940,000	2,037,000
SBA Telecommunications, Inc.
08/15/16	8.000%	996,000	1,070,700
08/15/19	8.250%	1,529,000	1,685,723
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	4,444,000	4,288,460

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wireless (continued)

Sprint Nextel Corp.(b)
11/15/18	9.000%	$6,070,000	$6,661,825
03/01/20	7.000%	858,000	870,870
Senior Unsecured
03/01/17	9.125%	311,000	309,445
11/15/21	11.500%	1,496,000	1,611,940
Wind Acquisition Finance SA(b)
Secured
07/15/17	11.750%	1,102,000	1,085,470
Senior Secured
02/15/18	7.250%	3,219,000	3,025,860
Total			23,828,258

Wirelines 5.3%

CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	4,321,000	4,435,545
03/15/22	5.800%	5,391,000	5,264,365
Frontier Communications Corp.
Senior Unsecured
03/15/19	7.125%	2,824,000	2,831,060
04/15/20	8.500%	231,000	243,128
Frontier Communications Corp.(a)
Senior Unsecured
04/15/22	8.750%	931,000	982,205
Integra Telecom Holdings, Inc. Senior Secured(b)
04/15/16	10.750%	1,021,000	922,729
Level 3 Communications, Inc. Senior Unsecured(a)
02/01/19	11.875%	1,908,000	2,175,120
Level 3 Financing, Inc.
02/01/18	10.000%	2,802,000	3,068,190
04/01/19	9.375%	847,000	925,348
Level 3 Financing, Inc.(b)
Senior Unsecured
07/01/19	8.125%	1,035,000	1,068,637
PAETEC Holding Corp.
12/01/18	9.875%	3,025,000	3,418,250
Senior Secured
06/30/17	8.875%	1,793,000	1,945,405
Qwest Corp. Senior Unsecured
12/01/21	6.750%	2,825,000	3,153,406
Windstream Corp.
09/01/18	8.125%	355,000	379,850
Windstream Corp.(a)
10/01/21	7.750%	1,820,000	1,947,400
Total			32,760,638

Total Corporate Bonds & Notes (Cost: $563,148,819)			$587,137,048

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.8%

Automotive 0.1%

Schaeffler AG Tranche C2 Term Loan(c)(d)(g)
01/27/17	6.000%	$706,000	$708,979

Brokerage 0.3%

Nuveen Investments, Inc. 2nd Lien Term Loan(c)(g)
02/28/19	8.250%	1,606,000	1,623,393

Gaming 0.4%

Caesars Octavius LLC Tranche B Term Loan(c)(g)
04/25/17	9.250%	1,747,000	1,721,668
ROC Finance LLC Tranche B Term Loan(c)(g)
08/19/17	8.500%	820,000	824,100
Total			2,545,768

Media Non-Cable 1.0%

Cumulus Media Holdings, Inc.(c)(d)(g)
2nd Lien Term Loan
03/18/19	7.500%	190,000	192,335
Cumulus Media Holdings, Inc.(c)(g)
2nd Lien Term Loan
03/18/19	7.500%	3,011,000	3,048,005
Lonestar Intermediate Super Holdings LLC(c)(g)
Term Loan
09/02/19	11.000%	2,308,000	2,333,550
Lonestar Intermediate Super Holdings LLC(c)(d)(g)
Term Loan
09/02/19	11.000%	745,000	753,247
Total			6,327,137

Total Senior Loans (Cost: $10,941,132)			$11,205,277

Issuer		Shares	Value

Warrants —%

ENERGY –%

Energy Equipment & Services –%

Green Field Energy Services, Inc.(h)		2,669	$176,154

Total Warrants (Cost: $107,999)			$176,154

Issuer		Shares	Value

Limited Partnerships —%

Financials –%

Diversified Financial Services –%

Varde Fund V LP(e)(f)(h)(i)		5,000,000	$59,228

TOTAL FINANCIALS			59,228

Total Limited Partnerships (Cost: $—)			$59,228

		Shares	Value

Money Market Funds 3.3%

Columbia Short-Term Cash Fund, 0.161%(j)(k)		20,454,978	20,454,978

Total Money Market Funds (Cost: $20,454,978)			$20,454,978

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 7.4%

Certificates of Deposit 0.6%

Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	1,997,805	$1,997,805
Westpac Banking Corp.
04/02/12	0.250%	2,000,000	2,000,000
Total			3,997,805

Commercial Paper 0.2%

Skandinaviska Enskilda Banken AB
05/14/12	0.330%	999,432	999,432
Total			999,432

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements 6.6%

Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,075(l)
	0.180%	$5,000,000	$5,000,000
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,225(l)
	0.270%	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,108(l)
	0.260%	5,000,000	5,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $15,000,250(l)
	0.200%	15,000,000	15,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(l)
	0.270%	5,000,000	5,000,000
Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $803,839(l)
	0.190%	803,826	803,826
Total			40,803,826

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $45,801,063)			$45,801,063

Total Investments
(Cost: $640,453,991)(m)			$664,833,748(n)
Other Assets & Liabilities, Net			(44,182,250)

Net Assets			$620,651,498

Notes to Portfolio of Investments

(a)	At March 31, 2012, security was partially or fully on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $229,931,181 or 37.05% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2012.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2012 was $1,309,829, representing 0.21% of net assets.  Information concerning such security holdings at March 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	02-09-00 thru 04-09-02	$897,938
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	12-11-01 thru 08-28-02	275,215
Varde Fund V LP	04-27-00 thru 06-19-00	—*

* The original cost for this position was $5,000,000. From September 29, 2004 through May 7, 2005, $5,000,000 was returned to the Fund in the form of return of capital.

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2012, the value of these securities amounted to $1,309,829, which represents 0.21% of net assets.

(g)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h)	Non-income producing.
(i)	At March 31, 2012, there was no capital committed to the LLC or LP for future investment.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(k)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$16,217,504	$55,521,401	$(51,283,927)	$—	$20,454,978	$8,657	$20,454,978

(l)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$1,441,662
Fannie Mae-Aces	159,054
Freddie Mac REMICS	1,384,718
Ginnie Mae II Pool	135,082
Government National Mortgage Association	1,979,484
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$98,573
Government National Mortgage Association	737,676
United States Treasury Note/Bond	9,363,751
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$861,188
Fannie Mae REMICS	1,480,776
Freddie Mac Gold Pool	180,129
Freddie Mac REMICS	1,777,679
Government National Mortgage Association	207,600
United States Treasury Inflation Indexed Bonds	186,044
United States Treasury Note/Bond	406,695
Total Market Value of Collateral Securities	$5,100,111

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$8,570,388
Freddie Mac Gold Pool	6,729,612
Total Market Value of Collateral Securities	$15,300,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$6,376
Fannie Mae Pool	1,394,007
Fannie Mae REMICS	238,011
Fannie Mae-Aces	6,753
Federal Farm Credit Bank	203,073
Federal Home Loan Banks	102,197
Federal Home Loan Mortgage Corp	153,519
Federal National Mortgage Association	177,266
Freddie Mac Coupon Strips	11,549
Freddie Mac Gold Pool	463,542
Freddie Mac Non Gold Pool	104,350
Freddie Mac Reference REMIC	15
Freddie Mac REMICS	386,122
Ginnie Mae I Pool	471,803
Ginnie Mae II Pool	707,404
Government National Mortgage Association	315,987
United States Treasury Bill	73,942
United States Treasury Inflation Indexed Bonds	13,990
United States Treasury Note/Bond	258,941
United States Treasury Strip Coupon	11,153
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$660,476
Freddie Mac Gold Pool	159,426
Total Market Value of Collateral Securities	$819,902

(m)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $640, 454,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$28,489,000
Unrealized Depreciation	(4,109,000)
Net Unrealized Appreciation	$24,380,000

(n)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Corporate Bonds & Notes
Electric	$—	$10,063,972	$1,865,915	$11,929,887
Entertainment	—	3,004,827	1,250,601	4,255,428
All other Industries	—	570,951,733	—	570,951,733
Total Bonds	—	584,020,532	3,116,516	587,137,048

Equity Securities
Warrants
Energy	—	176,154	—	176,154
Total Equity Securities	—	176,154	—	176,154

Other
Senior Loans	—	11,205,277	—	11,205,277
Limited Partnerships	—	—	59,228	59,228
Money Market Funds	20,454,978	—	—	20,454,978
Investments of Cash Collateral Received for Securities on Loan	—	45,801,063	—	45,801,063
Total Other	20,454,978	57,006,340	59,228	77,520,546
Total	$20,454,978	$641,203,026	$3,175,744	$664,833,748

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds	Limited
	& Notes	Partnerships	Total
Balance as of December 31, 2011	$3,339,698	$60,626	$3,400,324
Accrued discounts/premiums	23,054	—	23,054
Change in unrealized appreciation (depreciation)*	(72,246)	(1,398)	(73,644)
Sales	(428,228)	—	(428,228)
Purchases	254,238	—	254,238
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of March 31, 2012	$3,116,516	$59,228	$3,175,744

*Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2012 was $(73,644), which is comprised of Corporate Bonds and Notes of $(72,246) and Limited Partnerships of $(1,398).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Corporate Bonds classified as Level 3 are valued using a market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain Corporate Bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain Limited Partnership Securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Income Opportunities Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 94.1%

Aerospace & Defense 3.3%

ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	$7,972,000	$8,290,880
BE Aerospace, Inc. Senior Unsecured(b)
04/01/22	5.250%	3,273,000	3,289,365
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	3,822,000	4,051,320
Huntington Ingalls Industries, Inc.(b)
03/15/21	7.125%	5,538,000	5,932,582
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	9,990,000	10,814,175
Oshkosh Corp.
03/01/17	8.250%	2,904,000	3,150,840
03/01/20	8.500%	5,143,000	5,599,441
TransDigm, Inc.(b)
12/15/18	7.750%	1,601,000	1,733,083
Total			42,861,686

Automotive 2.3%

Chrysler Group LLC/Co-Issuer, Inc.(b)
Secured
06/15/19	8.000%	1,345,000	1,351,725
06/15/21	8.250%	3,280,000	3,312,800
Dana Holding Corp.(b)
Senior Unsecured
02/15/19	6.500%	490,000	519,400
02/15/21	6.750%	579,000	616,635
Delphi Corp.(a)(b)
05/15/19	5.875%	1,535,000	1,627,100
05/15/21	6.125%	1,023,000	1,086,938
Lear Corp.
03/15/20	8.125%	2,221,000	2,465,310
Lear Corp.(b)
03/15/18	7.875%	4,336,000	4,715,400
Schaeffler Finance BV(a)
Senior Secured
02/15/19	8.500%	1,491,000	1,591,642
Schaeffler Finance BV(a)(b)
Senior Secured
02/15/17	7.750%	1,890,000	1,984,500
TRW Automotive, Inc.(a)
12/01/17	8.875%	4,085,000	4,513,925
Visteon Corp.(b)
04/15/19	6.750%	5,716,000	5,801,740
Total			29,587,115

Banking 0.2%

Lloyds Banking Group PLC(a)(c)
11/29/49	6.267%	4,558,000	3,053,860

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Brokerage 1.7%

E*Trade Financial Corp.
Senior Unsecured PIK
11/30/17	12.500%	$8,979,000	$10,449,311
E*Trade Financial Corp.(b)
Senior Unsecured
12/01/15	7.875%	6,940,000	7,052,775
Neuberger Berman Group LLC/Finance Corp.(a)
Senior Notes
03/15/20	5.625%	1,546,000	1,553,730
03/15/22	5.875%	2,319,000	2,336,393
Total			21,392,209

Building Materials 1.6%

Building Materials Corp. of America Senior Notes(a)
05/01/21	6.750%	7,868,000	8,349,915
Gibraltar Industries, Inc.
12/01/15	8.000%	3,807,000	3,883,140
Interface, Inc.
12/01/18	7.625%	1,569,000	1,698,443
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	4,380,000	3,854,400
Nortek, Inc.
12/01/18	10.000%	390,000	413,400
Nortek, Inc.(b)
04/15/21	8.500%	2,465,000	2,440,350
Total			20,639,648

Chemicals 3.8%

CF Industries, Inc.
05/01/18	6.875%	2,482,000	2,860,505
05/01/20	7.125%	2,421,000	2,887,043
Celanese U.S. Holdings LLC(b)
06/15/21	5.875%	245,000	258,475
Hexion US Finance Corp. Senior Unsecured(a)(b)
04/15/20	6.625%	4,898,000	4,983,715
Ineos Finance PLC(a)
Senior Secured
05/15/15	9.000%	5,269,000	5,585,140
02/15/19	8.375%	4,540,000	4,801,050
JM Huber Corp. Senior Unsecured(a)
11/01/19	9.875%	3,285,000	3,424,613
Koppers, Inc.(b)
12/01/19	7.875%	1,040,000	1,110,200
LyondellBasell Industries NV(a)(b)
11/15/21	6.000%	12,867,000	13,510,350
LyondellBasell Industries NV(a)(d)
Senior Notes
04/15/24	5.750%	4,165,000	4,154,587

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Chemicals (continued)

Momentive Performance Materials, Inc.
06/15/14	12.500%	$2,036,000	$2,173,430
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	160,000	182,400
Polypore International, Inc.(b)
11/15/17	7.500%	3,000,000	3,165,000
Total			49,096,508

Commercial Banks 0.2%

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	2,539,000	2,615,170

Construction Machinery 3.9%

CNH Capital LLC(a)(b)
11/01/16	6.250%	4,597,000	4,930,282
Case New Holland, Inc.(b)
12/01/17	7.875%	6,622,000	7,698,075
Columbus McKinnon Corp.
02/01/19	7.875%	1,100,000	1,144,000
Manitowoc Co., Inc. (The)(b)
02/15/18	9.500%	5,435,000	6,060,025
11/01/20	8.500%	1,550,000	1,705,000
Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	4,467,000	4,433,497
RSC Equipment Rental, Inc./Holdings III LLC Senior Unsecured(b)
02/01/21	8.250%	1,675,000	1,783,875
Terex Corp.
04/01/20	6.500%	2,532,000	2,550,990
UR Financing Escrow Corp(a)
Secured
07/15/18	5.750%	879,000	898,778
Senior Unsecured
05/15/20	7.375%	727,000	739,723
04/15/22	7.625%	1,818,000	1,867,995
United Rentals North America, Inc.
12/15/19	9.250%	12,620,000	13,913,550
Xerium Technologies, Inc.
06/15/18	8.875%	2,665,000	2,311,887
Total			50,037,677

Consumer Cyclical Services 0.2%

Goodman Networks, Inc. Senior Secured(a)
07/01/18	12.125%	3,054,000	3,130,350

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Consumer Products 1.2%

Central Garden and Pet Co.
03/01/18	8.250%	$1,397,000	$1,438,910
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	4,058,000	4,336,988
Spectrum Brands, Inc.
Senior Secured
06/15/18	9.500%	6,406,000	7,222,765
Spectrum Brands, Inc.(a)
Senior Secured
06/15/18	9.500%	1,490,000	1,679,975
Spectrum Brands, Inc.(a)(b)
Senior Notes
03/15/20	6.750%	933,000	942,330
Total			15,620,968

Diversified Manufacturing 1.4%

Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	3,474,000	3,699,810
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	7,059,000	7,517,835
Tomkins LLC/Inc. Secured
10/01/18	9.000%	1,090,000	1,207,175
WireCo WorldGroup, Inc.
05/15/17	9.500%	5,131,000	5,297,758
Total			17,722,578

Electric 2.0%

AES Corp. (The)
Senior Unsecured
10/15/17	8.000%	725,000	816,531
AES Corp. (The)(a)(b)
Senior Unsecured
07/01/21	7.375%	5,452,000	6,024,460
CMS Energy Corp. Senior Unsecured(b)
03/15/22	5.050%	953,000	958,966
Calpine Corp. Senior Secured(a)(b)
02/15/21	7.500%	2,670,000	2,830,200
DPL, Inc. Senior Unsecured(a)
10/15/16	6.500%	1,893,000	2,034,975
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	2,407,000	2,214,440
Ipalco Enterprises, Inc.
Senior Secured
05/01/18	5.000%	1,626,000	1,617,870

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

Ipalco Enterprises, Inc.(a)
Senior Secured
04/01/16	7.250%	$2,015,000	$2,241,687
Midwest Generation LLC Pass-Through Certificates(b)
01/02/16	8.560%	7,488,123	7,132,437
Total			25,871,566

Entertainment 0.8%

AMC Entertainment, Inc.(b)
06/01/19	8.750%	3,867,000	4,050,683
Cinemark U.S.A., Inc.(b)
06/15/19	8.625%	2,039,000	2,263,290
Speedway Motorsports, Inc.
06/01/16	8.750%	2,800,000	3,066,000
Speedway Motorsports, Inc.(b)
02/01/19	6.750%	445,000	462,800
Total			9,842,773

Food and Beverage 0.3%

Cott Beverages, Inc.
09/01/18	8.125%	1,347,000	1,458,128
Cott Beverages, Inc.(b)
11/15/17	8.375%	1,585,000	1,713,781
Total			3,171,909

Gaming 4.0%

Caesars Entertainment Operating Co., Inc. Senior Secured
06/01/17	11.250%	4,311,000	4,698,990
Caesars Operating Escrow LLC/Corp. Senior Secured(a)(b)
02/15/20	8.500%	3,021,000	3,073,867
Chester Downs & Marina LLC Senior Secured(a)(b)
02/01/20	9.250%	2,339,000	2,470,569
FireKeepers Development Authority Senior Secured(a)
05/01/15	13.875%	2,750,000	3,066,250
MGM Resorts International
Senior Secured
03/15/20	9.000%	8,118,000	9,031,275
MGM Resorts International(b)
07/15/15	6.625%	2,750,000	2,825,625
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	3,274,000	3,675,065
ROC Finance LLC/Corp. Secured(a)
09/01/18	12.125%	3,684,000	4,107,660
Seminole Indian Tribe of Florida(a)
10/01/17	7.750%	4,520,000	4,898,550
10/01/20	7.804%	1,820,000	1,764,090

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gaming (continued)

Senior Secured
10/01/20	6.535%	$4,385,000	$4,412,011
Seneca Gaming Corp.(a)
12/01/18	8.250%	2,992,000	3,059,320
Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	4,048,000	3,946,800
Total			51,030,072

Gas Pipelines 4.0%

El Paso Corp.
Senior Unsecured
06/01/18	7.250%	3,317,000	3,731,625
09/15/20	6.500%	2,499,000	2,755,147
01/15/32	7.750%	9,853,000	11,220,035
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	4,714,000	4,949,700
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	4,205,000	4,620,244
12/01/18	6.875%	1,649,000	1,743,818
07/15/21	6.500%	5,169,000	5,479,140
Sonat, Inc. Senior Unsecured
02/01/18	7.000%	2,600,000	2,762,357
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	7,827,000	7,944,405
Southern Star Central Corp.(a)
Senior Unsecured
03/01/16	6.750%	6,490,000	6,644,137
Total			51,850,608

Health Care 6.0%

American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	2,999,000	3,190,186
CHS/Community Health Systems, Inc.(a)
11/15/19	8.000%	3,540,000	3,655,050
ConvaTec Healthcare E SA Senior Unsecured(a)
12/15/18	10.500%	5,229,000	5,372,797
Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	1,125,000	1,158,750
01/31/22	5.875%	1,458,000	1,498,095
Fresenius Medical Care U.S. Finance, Inc.(a)
09/15/18	6.500%	895,000	975,550
02/15/21	5.750%	4,230,000	4,346,325
HCA, Inc.
Senior Secured
02/15/20	6.500%	8,596,000	9,025,800
02/15/20	7.875%	3,700,000	4,065,375
09/15/20	7.250%	13,105,000	14,268,069
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	2,321,000	2,425,445

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)

Health Management Associates, Inc. Senior Unsecured(a)(b)
01/15/20	7.375%	$2,481,000	$2,530,620
Kinetic Concepts/KCI U.S.A., Inc.(a)(b)
11/01/18	10.500%	3,465,000	3,599,269
LifePoint Hospitals, Inc.(b)
10/01/20	6.625%	1,251,000	1,326,060
Omnicare, Inc.
06/01/20	7.750%	2,204,000	2,446,440
PSS World Medical, Inc.(a)
03/01/22	6.375%	566,000	581,565
Physio-Control International, Inc. Senior Secured(a)
01/15/19	9.875%	2,901,000	3,046,050
STHI Holding Corp. Secured(a)
03/15/18	8.000%	1,164,000	1,233,840
Tenet Healthcare Corp. Senior Secured(b)
07/01/19	8.875%	2,005,000	2,245,600
Vanguard Health Holding Co. II LLC/Inc.(a)
02/01/19	7.750%	1,695,000	1,682,288
Vanguard Health Holding Co. II LLC/Inc.(b)
02/01/18	8.000%	7,682,000	7,835,640
02/01/19	7.750%	400,000	398,000
Total			76,906,814

Healthcare Insurance 0.2%

AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	1,762,000	1,929,390

Home Construction 0.7%

KB Home
09/15/17	9.100%	2,155,000	2,251,975
KB Home(b)
03/15/20	8.000%	1,439,000	1,424,610
Meritage Homes Corp. Senior Notes(a)(d)
04/01/22	7.000%	1,394,000	1,397,485
Shea Homes LP/Funding Corp. Senior Secured(a)(b)
05/15/19	8.625%	2,070,000	2,152,800
Taylor Morrison Communities, Inc./Monarch Senior Notes(a)(d)
04/15/20	7.750%	1,798,000	1,798,000
Total			9,024,870

Independent Energy 9.0%

Antero Resources Finance Corp.(a)(b)
08/01/19	7.250%	781,000	804,430

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

Antero Resources Finance Corp.(b)
12/01/17	9.375%	$213,000	$230,573
Berry Petroleum Co.
Senior Unsecured
06/01/14	10.250%	4,735,000	5,468,925
Berry Petroleum Co.(b)
Senior Unsecured
11/01/20	6.750%	975,000	1,031,062
Bill Barrett Corp.(b)
10/01/19	7.625%	634,000	643,510
Carrizo Oil & Gas, Inc.(b)
10/15/18	8.625%	6,040,000	6,357,100
Chaparral Energy, Inc.
10/01/20	9.875%	1,270,000	1,416,050
09/01/21	8.250%	3,473,000	3,698,745
Chesapeake Energy Corp.(b)
08/15/20	6.625%	8,856,000	8,988,840
02/15/21	6.125%	5,084,000	5,033,160
Cimarex Energy Co.(d)
05/01/22	5.875%	3,075,000	3,113,437
Concho Resources, Inc.
10/01/17	8.625%	3,251,000	3,559,845
01/15/22	6.500%	4,675,000	4,932,125
Concho Resources, Inc.(b)
01/15/21	7.000%	2,520,000	2,702,700
Continental Resources, Inc.
10/01/19	8.250%	392,000	438,060
10/01/20	7.375%	1,024,000	1,136,640
04/01/21	7.125%	2,787,000	3,086,602
Continental Resources, Inc.(a)
09/15/22	5.000%	7,478,000	7,496,695
Denbury Resources, Inc.(b)
02/15/20	8.250%	493,000	550,928
Kodiak Oil & Gas Corp.(a)
12/01/19	8.125%	9,067,000	9,588,352
Laredo Petroleum, Inc.
02/15/19	9.500%	5,800,000	6,452,500
MEG Energy Corp.(a)
03/15/21	6.500%	3,390,000	3,551,025
Oasis Petroleum, Inc.
02/01/19	7.250%	4,221,000	4,442,602
11/01/21	6.500%	4,689,000	4,712,445
Petrohawk Energy Corp.
08/15/18	7.250%	4,393,000	5,024,494
Petrohawk Energy Corp.(b)
06/01/19	6.250%	803,000	909,398
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	5,609,000	6,197,945
QEP Resources, Inc.(b)
Senior Unsecured
10/01/22	5.375%	1,472,000	1,464,640
Range Resources Corp.
05/01/18	7.250%	53,000	55,915

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

05/15/19	8.000%	$2,632,000	$2,888,620
08/01/20	6.750%	2,920,000	3,160,900
06/01/21	5.750%	994,000	1,043,700
Range Resources Corp.(b)
08/15/22	5.000%	623,000	615,213
SM Energy Co. Senior Unsecured
11/15/21	6.500%	1,758,000	1,872,270
WPX Energy, Inc. Senior Unsecured(a)(b)
01/15/22	6.000%	2,351,000	2,351,000
Whiting Petroleum Corp.
10/01/18	6.500%	211,000	224,715
Total			115,245,161

Lodging 0.1%

Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured
12/01/19	7.150%	1,254,000	1,489,125

Media Cable 4.4%

CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	235,000	249,100
04/30/20	8.125%	9,461,000	10,513,536
01/31/22	6.625%	2,081,000	2,159,038
CSC Holdings LLC Senior Unsecured(a)
11/15/21	6.750%	8,917,000	9,284,826
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)(b)
11/15/17	8.625%	3,367,000	3,615,316
DISH DBS Corp.
06/01/21	6.750%	10,242,000	11,035,755
DISH DBS Corp.(b)
09/01/19	7.875%	1,347,000	1,549,050
Nara Cable Funding Ltd. Senior Secured(a)(b)
12/01/18	8.875%	3,242,000	3,128,530
UPCB Finance V Ltd. Senior Secured(a)(b)
11/15/21	7.250%	2,611,000	2,765,879
UPCB Finance VI Ltd. Senior Secured(a)(b)
01/15/22	6.875%	3,518,000	3,607,338
Videotron Ltee
04/15/18	9.125%	6,495,000	7,176,975
Videotron Ltee(a)(b)
07/15/22	5.000%	1,157,000	1,145,430
Virgin Media Finance PLC
02/15/22	5.250%	413,000	409,386
Total			56,640,159

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable 5.5%

AMC Networks, Inc.(a)(b)
07/15/21	7.750%	$6,557,000	$7,311,055
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	6,408,000	7,024,770
Clear Channel Worldwide Holdings, Inc.(a)
03/15/20	7.625%	1,200,000	1,158,000
03/15/20	7.625%	9,509,000	9,318,820
Cumulus Media Holdings, Inc.(a)
05/01/19	7.750%	751,000	708,756
Hughes Satellite Systems Corp. Senior Secured(b)
06/15/19	6.500%	2,859,000	2,987,655
Intelsat Jackson Holdings SA(b)
04/01/19	7.250%	3,565,000	3,747,706
04/01/21	7.500%	2,925,000	3,074,906
Lamar Media Corp.(a)(b)
02/01/22	5.875%	2,888,000	2,938,540
Lamar Media Corp.(b)
04/15/18	7.875%	249,000	272,344
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	2,730,000	2,907,450
Nielsen Finance LLC/Co.(b)
10/15/18	7.750%	3,739,000	4,122,247
Salem Communications Corp. Secured
12/15/16	9.625%	6,925,000	7,634,812
Sinclair Television Group, Inc. Secured(a)
11/01/17	9.250%	1,593,000	1,772,213
Univision Communications, Inc.(a)(b)
Senior Secured
05/15/19	6.875%	4,026,000	4,081,358
11/01/20	7.875%	6,351,000	6,668,550
XM Satellite Radio, Inc.(a)(b)
11/01/18	7.625%	4,510,000	4,848,250
Total			70,577,432

Metals 4.3%

Alpha Natural Resources, Inc.(b)
06/01/19	6.000%	4,048,000	3,703,920
Arch Coal, Inc.(a)(b)
06/15/19	7.000%	5,615,000	5,207,912
06/15/21	7.250%	4,681,000	4,271,412
Calcipar SA Senior Secured(a)
05/01/18	6.875%	5,048,000	5,123,720
Compass Minerals International, Inc.
06/01/19	8.000%	1,610,000	1,738,800
Consol Energy, Inc.
04/01/20	8.250%	390,000	407,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Metals (continued)

Consol Energy, Inc.(b)
04/01/17	8.000%	$6,532,000	$6,809,610
FMG Resources August 2006 Proprietary Ltd.(a)(b)
02/01/16	6.375%	2,101,000	2,095,748
02/01/18	6.875%	1,271,000	1,271,000
11/01/19	8.250%	5,034,000	5,285,700
Senior Unsecured
04/01/22	6.875%	3,642,000	3,550,950
JMC Steel Group Senior Notes(a)
03/15/18	8.250%	5,261,000	5,471,440
Novelis, Inc.
12/15/20	8.750%	1,031,000	1,128,945
Peabody Energy Corp.(a)
11/15/18	6.000%	3,610,000	3,537,800
Peabody Energy Corp.(a)(b)
11/15/21	6.250%	2,156,000	2,112,880
Rain CII Carbon LLC/Corp. Senior Secured(a)
12/01/18	8.000%	3,629,000	3,846,740
Total			55,564,127

Non-Captive Consumer 1.3%

SLM Corp.
Senior Notes
01/25/16	6.250%	2,904,000	3,020,160
Senior Unsecured
03/25/20	8.000%	6,382,000	6,892,560
01/25/22	7.250%	2,303,000	2,406,230
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	5,495,000	4,272,362
Total			16,591,312

Non-Captive Diversified 7.8%

Aircastle Ltd. Senior Notes(a)(d)
04/15/17	6.750%	3,778,000	3,778,000
Ally Financial, Inc.
02/15/17	5.500%	1,229,000	1,230,461
03/15/20	8.000%	18,702,000	20,805,975
09/15/20	7.500%	2,945,000	3,180,600
Ally Financial, Inc.(b)
12/01/17	6.250%	3,735,000	3,846,068
CIT Group, Inc.(a)
Senior Secured
04/01/18	6.625%	4,090,000	4,396,750
Senior Unsecured
02/15/19	5.500%	9,815,000	9,962,225
CIT Group, Inc.(b)
Senior Unsecured
03/15/18	5.250%	6,439,000	6,567,780
Ford Motor Credit Co. LLC
Senior Unsecured
05/15/18	5.000%	5,487,000	5,683,742

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Non-Captive Diversified (continued)

Ford Motor Credit Co. LLC(b)
Senior Unsecured
01/15/20	8.125%	$3,250,000	$3,928,421
02/01/21	5.750%	15,056,000	16,244,822
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	1,705,000	1,901,075
04/01/19	5.875%	3,729,000	3,603,907
International Lease Finance Corp.(b)
Senior Unsecured
05/15/19	6.250%	3,898,000	3,847,634
12/15/20	8.250%	6,887,000	7,577,146
01/15/22	8.625%	1,980,000	2,201,103
TransUnion Holding Co., Inc. Senior Notes PIK(a)
06/15/18	9.625%	1,943,000	2,040,150
Total			100,795,859

Oil Field Services 1.5%

Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	5,034,000	5,285,700
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	8,714,000	9,585,400
Oil States International, Inc.(b)
06/01/19	6.500%	4,495,000	4,719,750
Total			19,590,850

Other Industry 0.1%

Interline Brands, Inc.
11/15/18	7.000%	1,439,000	1,518,145

Packaging 3.3%

ARD Finance SA Senior Secured PIK(a)
06/01/18	11.125%	1,096,729	1,063,827
Ardagh Packaging Finance PLC Senior Secured(a)
10/15/17	7.375%	6,166,000	6,613,035
Ball Corp.
09/15/20	6.750%	1,500,000	1,642,500
Ball Corp.(b)
09/01/19	7.375%	1,435,000	1,585,675
Greif, Inc.
Senior Unsecured
02/01/17	6.750%	3,338,000	3,588,350
08/01/19	7.750%	905,000	1,022,650
Reynolds Group Issuer, Inc./LLC(a)
Senior Secured
04/15/19	7.125%	2,415,000	2,517,638
08/15/19	7.875%	12,667,000	13,617,025
02/15/21	6.875%	2,505,000	2,580,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Packaging (continued)

Reynolds Group Issuer, Inc./LLC(a)(b)
Senior Unsecured
08/15/19	9.875%	$2,947,000	$3,013,308
08/15/19	9.875%	5,185,000	5,301,662
Total			42,545,820

Paper 0.3%

Cascades, Inc.
12/15/17	7.750%	3,588,000	3,588,000
Verso Paper Holdings LLC/Inc. Secured
02/01/19	8.750%	1,173,000	645,150
Total			4,233,150

Pharmaceuticals 1.2%

Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	1,592,000	1,703,440
Grifols, Inc.
02/01/18	8.250%	3,572,000	3,866,690
Mylan, Inc.(a)
11/15/18	6.000%	6,440,000	6,729,800
Pharmaceutical Product Development, Inc. Senior Unsecured(a)
12/01/19	9.500%	1,237,000	1,342,145
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	1,524,000	1,588,770
Total			15,230,845

Retailers 1.5%

AutoNation, Inc.
02/01/20	5.500%	1,457,000	1,478,855
Limited Brands, Inc.
04/01/21	6.625%	1,615,000	1,750,256
02/15/22	5.625%	3,499,000	3,529,616
Limited Brands, Inc.(b)
05/01/20	7.000%	2,770,000	3,088,550
Rite Aid Corp. Senior Secured
08/15/20	8.000%	6,710,000	7,724,888
Sally Holdings LLC/Capital, Inc.(a)(b)
11/15/19	6.875%	1,201,000	1,276,063
Total			18,848,228

Technology 4.2%

Alliance Data Systems Corp. Senior Notes(a)(b)
04/01/20	6.375%	1,612,000	1,632,150
Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	3,021,000	3,236,246
Amkor Technology, Inc.(b)
Senior Unsecured
06/01/21	6.625%	6,116,000	6,322,415

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	$5,872,000	$6,165,600
01/15/20	6.875%	788,000	868,770
CDW LLC / Finance Corp. Senior Secured
12/15/18	8.000%	7,900,000	8,551,750
Cardtronics, Inc.
09/01/18	8.250%	3,000,000	3,300,000
CommScope, Inc.(a)(b)
01/15/19	8.250%	2,707,000	2,882,955
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	1,525,000	1,673,687
First Data Corp.
PIK
09/24/15	10.550%	3,865,000	3,922,975
First Data Corp.(a)
Senior Secured
08/15/20	8.875%	205,000	222,169
First Data Corp.(a)(b)
Senior Secured
06/15/19	7.375%	6,747,000	6,848,205
Freescale Semiconductor, Inc. Senior Secured(a)
04/15/18	9.250%	55,000	60,225
Interactive Data Corp.
08/01/18	10.250%	4,665,000	5,271,450
NXP BV/Funding LLC Senior Secured(a)(b)
08/01/18	9.750%	3,140,000	3,587,450
Total			54,546,047

Transportation Services 0.5%

Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	2,115,000	2,310,637
Avis Budget Car Rental LLC/Finance, Inc.(b)
01/15/19	8.250%	1,477,000	1,539,773
Hertz Corp. (The)(b)
01/15/21	7.375%	2,864,000	3,050,160
Total			6,900,570

Wireless 5.5%

Cricket Communications, Inc.
10/15/20	7.750%	2,153,000	2,115,322
Senior Secured
05/15/16	7.750%	8,290,000	8,745,950
Crown Castle International Corp. Senior Unsecured
11/01/19	7.125%	4,000,000	4,380,000
MetroPCS Wireless, Inc.(b)
09/01/18	7.875%	2,710,000	2,845,500
11/15/20	6.625%	732,000	727,425

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wireless (continued)

NII Capital Corp.(b)
04/01/21	7.625%	$3,805,000	$3,719,387
SBA Telecommunications, Inc.
08/15/16	8.000%	1,364,000	1,466,300
08/15/19	8.250%	1,549,000	1,707,773
Sprint Capital Corp.
11/15/28	6.875%	18,761,000	14,352,165
Sprint Nextel Corp.(a)
11/15/18	9.000%	11,322,000	12,425,895
Sprint Nextel Corp.(a)(b)
03/01/20	7.000%	1,763,000	1,789,445
Senior Unsecured
03/01/17	9.125%	995,000	990,025
Wind Acquisition Finance SA Senior Secured(a)(b)
02/15/18	7.250%	17,163,000	16,133,220
Total			71,398,407

Wirelines 5.8%

CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	10,359,000	10,633,607
03/15/22	5.800%	10,210,000	9,970,167
Frontier Communications Corp.
Senior Unsecured
10/01/18	8.125%	20,000	21,150
Frontier Communications Corp.(b)
Senior Unsecured
04/15/20	8.500%	5,192,000	5,464,580
04/15/22	8.750%	1,319,000	1,391,545
Integra Telecom Holdings, Inc. Senior Secured(a)
04/15/16	10.750%	1,602,000	1,447,807
Level 3 Financing, Inc.
02/15/17	8.750%	262,000	273,790
Level 3 Financing, Inc.(a)
Senior Unsecured
07/01/19	8.125%	1,100,000	1,135,750
Level 3 Financing, Inc.(b)
04/01/19	9.375%	9,892,000	10,807,010
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	6,614,000	7,176,190
Qwest Corp. Senior Unsecured
12/01/21	6.750%	18,015,000	20,109,244
Windstream Corp.
10/15/20	7.750%	2,730,000	2,921,100
Windstream Corp.(a)(d)
06/01/22	7.500%	3,640,000	3,803,800
Total			75,155,740
Total Corporate Bonds & Notes (Cost: $1,160,311,950)			$1,212,256,748

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.4%

Automotive 0.1%

Schaeffler AG Tranche C2 Term Loan(c)(d)(e)
01/27/17	6.000%	$1,443,000	$1,449,089

Gaming 0.3%

Caesars Octavius LLC Tranche B Term Loan(c)(e)
04/25/17	9.250%	2,957,000	2,914,124
ROC Finance LLC Tranche B Term Loan(c)(e)
08/19/17	8.500%	1,568,000	1,575,840
Total			4,489,964

Media Non-Cable 1.0%

Cumulus Media Holdings, Inc.(c)(d)(e)
2nd Lien Term Loan
03/18/19	7.500%	687,000	695,443
Cumulus Media Holdings, Inc.(c)(e)
2nd Lien Term Loan
03/18/19	7.500%	5,186,000	5,249,736
Lonestar Intermediate Super Holdings LLC(c)(d)(e)
Term Loan
08/07/19	11.000%	1,600,000	1,617,712
Lonestar Intermediate Super Holdings LLC(c)(e)
Term Loan
08/07/19	11.000%	4,714,000	4,766,184
Total			12,329,075

Total Senior Loans (Cost: $17,841,070)			$18,268,128

		Shares	Value

Money Market Funds 3.7%

Columbia Short-Term Cash Fund, 0.161%(f)(g)		47,233,222	$47,233,222

Total Money Market Funds (Cost: $47,233,222)			$47,233,222

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 18.6%

Asset-Backed Commercial Paper 3.1%

Atlantic Asset Securitization LLC
04/05/12	0.300%	$9,999,417	$9,999,417
Atlantis One
04/11/12	0.511%	3,994,843	3,994,843
08/01/12	0.662%	4,983,317	4,983,317

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Asset-Backed Commercial Paper (continued)

Kells Funding LLC
06/04/12	0.501%	$5,992,083	$5,992,083
Regency Markets No. 1 LLC
04/18/12	0.200%	9,998,333	9,998,333
Rheingold Securitization
04/27/12	0.600%	4,997,417	4,997,417
Total			39,965,410

Certificates of Deposit 6.4%

Bank of Nova Scotia
05/03/12	0.373%	6,000,000	6,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	2,996,707	2,996,707
Barclays Bank PLC
04/18/12	0.600%	7,000,000	7,000,000
Deutsche Bank AG
09/14/12	0.750%	6,000,000	6,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
04/26/12	0.300%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	8,000,102	8,000,102
National Australia Bank
08/16/12	0.341%	4,000,000	4,000,000
National Bank of Canada
05/08/12	0.393%	4,000,000	4,000,000
Natixis
04/03/12	0.260%	8,000,000	8,000,000
Norinchukin Bank
05/21/12	0.470%	7,000,000	7,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	5,000,000	5,000,000
Svenska Handelsbanken
08/30/12	0.580%	5,000,000	5,000,000
09/13/12	0.490%	5,000,000	5,000,000
United Overseas Bank Ltd.
04/16/12	0.230%	5,000,000	5,000,000
Total			81,996,809

Commercial Paper 5.7%

Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	6,983,632	6,983,632
Caisse d’Amortissement de la Dette Sociale
05/02/12	0.671%	9,983,064	9,983,064

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (continued)

Caisse des Depots
07/16/12	0.421%	$4,993,583	$4,993,583
Development Bank of Singapore Ltd.
08/03/12	0.551%	5,983,958	5,983,958
DnB NOR
08/30/12	0.491%	3,000,000	3,000,000
Erste Abwicklungsanstalt
04/24/12	0.681%	4,991,311	4,991,311
HSBC Bank PLC
04/13/12	0.481%	7,980,480	7,980,480
Macquarie Bank Ltd.
04/20/12	0.803%	4,979,778	4,979,778
Nordea Bank AB
07/24/12	0.627%	5,981,042	5,981,042
Societe Generale
04/03/12	0.300%	4,999,708	4,999,708
Suncorp Metway Ltd.
04/05/12	0.500%	4,995,556	4,995,556
Toyota Motor Credit Corp.
04/26/12	0.562%	4,985,689	4,985,689
Westpac Securities NZ Ltd.
04/20/12	0.531%	3,989,223	3,989,223
Total			73,847,024

Repurchase Agreements 3.4%

Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(h)
	0.270%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $15,000,325(h)
	0.260%	15,000,000	15,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $10,000,167(h)
	0.200%	10,000,000	10,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $10,000,225(h)
	0.270%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $3,790,923(h)
	0.190%	$3,790,863	$3,790,863
Total			43,790,863

Investments of Cash Collateral Received for Securities on Loan (continued)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $239,600,106)	$239,600,106

Total Investments
(Cost: $1,464,986,348)(i)	$1,517,358,204(j)
Other Assets & Liabilities, Net	(228,996,134)
Net Assets	$1,288,362,070

Notes to Portfolio of Investments

(a)          Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $423,884,678 or 32.90% of net assets.

(b)          At March 31, 2012, security was partially or fully on loan.

(c)          Variable rate security. The interest rate shown reflects the rate as of March 31, 2012.

(d)          Represents a security purchased on a when-issued or delayed delivery basis.

(e)          Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f)           The rate shown is the seven-day current annualized yield at March 31, 2012.

(g)          Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$43,686,063	$96,790,510	$(93,243,351)	$—	$47,233,222	$18,277	$47,233,222

(h)          The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$49,286
Government National Mortgage Association	368,838
United States Treasury Note/Bond	4,681,876
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$2,583,562
Fannie Mae REMICS	4,442,329
Freddie Mac Gold Pool	540,386
Freddie Mac REMICS	5,333,038
Government National Mortgage Association	622,799
United States Treasury Inflation Indexed Bonds	558,132
United States Treasury Note/Bond	1,220,086
Total Market Value of Collateral Securities	$15,300,332

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$5,713,592
Freddie Mac Gold Pool	4,486,408
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$12,753
Fannie Mae Pool	2,788,015
Fannie Mae REMICS	476,022
Fannie Mae-Aces	13,506
Federal Farm Credit Bank	406,147
Federal Home Loan Banks	204,395
Federal Home Loan Mortgage Corp	307,038
Federal National Mortgage Association	354,533
Freddie Mac Coupon Strips	23,097
Freddie Mac Gold Pool	927,084
Freddie Mac Non Gold Pool	208,700
Freddie Mac Reference REMIC	30
Freddie Mac REMICS	772,243
Ginnie Mae I Pool	943,606
Ginnie Mae II Pool	1,414,808
Government National Mortgage Association	631,973
United States Treasury Bill	147,884
United States Treasury Inflation Indexed Bonds	27,979
United States Treasury Note/Bond	517,882
United States Treasury Strip Coupon	22,305
Total Market Value of Collateral Securities	$10,200,000

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$3,114,825
Freddie Mac Gold Pool	751,855
Total Market Value of Collateral Securities	$3,866,680

(i)            At March 31, 2012, the cost of securities for federal income tax purposes was approximately $1,464,986,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$58,971,000
Unrealized Depreciation	(6,599,000)
Net Unrealized Appreciation	$52,372,000

(j)            Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Bonds
Corporate Bonds & Notes
Electric	$—	$18,739,129	$7,132,437	$25,871,566
All Other Industries	—	1,186,385,182	—	1,186,385,182
Total Bonds	—	1,205,124,311	7,132,437	1,212,256,748

Other
Senior Loans	—	18,268,128	—	18,268,128
Money Market Funds	47,233,222	—	—	47,233,222
Investments of Cash Collateral Received for Securities on Loan	—	239,600,106	—	239,600,106
Total Other	47,233,222	257,868,234	—	305,101,456
Total	$47,233,222	$1,462,992,545	$7,132,437	$1,517,358,204

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds
& Notes
Balance as of December 31, 2011	$8,612,322
Accrued discounts/premiums	(1,258)
Realized gain (loss)	29,602
Change in unrealized appreciation (depreciation)*	(469,300)

Sales	(1,038,929)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2012	$7,132,437

*Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2012 was $(469,300).

The fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Corporate Bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – International Opportunity Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.7%
AUSTRALIA 3.7%
Australia & New Zealand Banking Group Ltd.	259,114	$6,250,929
BHP Billiton Ltd.(a)	49,836	1,796,570
National Australia Bank Ltd.	84,291	2,151,790
Newcrest Mining Ltd.	123,408	3,795,622
Rio Tinto Ltd.(a)	31,148	2,112,932
Total		16,107,843
BELGIUM 1.5%
Anheuser-Busch InBev NV	86,694	6,333,869
BRAZIL 2.2%
Itaú Unibanco Holding SA, ADR	165,510	3,176,137
Lojas Renner SA	98,800	3,377,857
MRV Engenharia e Participacoes SA	226,800	1,606,466
Vale SA, ADR	54,125	1,262,736
Total		9,423,196
CANADA 2.0%
Canadian National Railway Co.	50,800	4,037,211
CGI Group, Inc., Class A(b)	199,800	4,452,909
Total		8,490,120
CHINA 4.0%
Agricultural Bank of China Ltd., Class H(a)	4,943,000	2,119,836
Baidu, Inc., ADR(b)	16,580	2,416,867
China National Building Material Co., Ltd., Class H(a)	1,652,000	2,085,156
China Unicom Hong Kong Ltd.	980,000	1,649,114
CNOOC Ltd.	1,170,000	2,394,958
Dongfeng Motor Group Co., Ltd., Class H	750,000	1,359,543
PetroChina Co., Ltd., Class H(a)	1,130,000	1,591,201
Ping An Insurance Group Co., Class H	226,500	1,711,903
Yanzhou Coal Mining Co., Ltd., Class H(a)	938,000	2,035,128
Total		17,363,706
DENMARK 1.4%
Novo Nordisk A/S, Class B(a)	42,873	5,935,907
FINLAND 0.6%
KONE OYJ, Class B(a)	47,848	2,665,547
FRANCE 7.5%
Air Liquide SA	28,535	3,804,190

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
BNP Paribas SA	132,682	$6,295,279
Cap Gemini SA	45,702	2,045,574
Edenred	133,322	4,011,428
Eutelsat Communications SA	81,909	3,028,188
Publicis Groupe SA	81,765	4,507,580
Rexel Sa	102,427	2,257,428
Safran SA	68,674	2,523,776
Schneider Electric SA	61,203	3,998,878
Total		32,472,321
GERMANY 10.5%
Allianz SE, Registered Shares	54,039	6,448,263
BASF SE	65,136	5,697,925
Bayerische Motoren Werke AG	52,262	4,699,993
Brenntag AG	22,400	2,743,111
Deutsche Bank AG, Registered Shares	56,582	2,815,162
Fresenius Medical Care AG & Co. KGaA	82,949	5,878,828
Kabel Deutschland Holding AG(b)	73,594	4,545,433
Lanxess AG	36,552	3,021,487
Linde AG	22,040	3,955,062
SAP AG	77,799	5,432,900
Total		45,238,164
HONG KONG 2.6%
AIA Group Ltd.	1,409,000	5,172,606
Li & Fung Ltd.	1,728,000	3,954,632
Sun Hung Kai Properties Ltd.	174,000	2,165,141
Total		11,292,379
INDONESIA 0.7%
PT Bank Mandiri Persero Tbk	3,910,972	2,934,990
ITALY 0.7%
Saipem SpA	60,755	3,138,250
JAPAN 18.8%
Aeon Co., Ltd.	32,100	422,857
Aisin Seiki Co., Ltd.	18,900	672,182
Asahi Glass Co., Ltd.	104,000	891,554
Asahi Group Holdings Ltd.	60,600	1,346,687
Asahi Kasei Corp.	173,000	1,073,820
Asics Corp.(a)	66,600	760,607
Azbil Corp.	43,000	955,334
Bank of Yokohama Ltd. (The)	81,000	407,327
Canon, Inc.	49,150	2,351,143
Chiba Bank Ltd. (The)	145,000	928,997

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Dainippon Screen Manufacturing Co., Ltd.(a)	95,000	$862,745
Daiwa Securities Group, Inc.(a)	99,000	394,484
East Japan Railway Co.	25,900	1,635,041
Electric Power Development Co., Ltd.(a)	13,400	364,403
FANUC CORP.	6,900	1,235,895
Hankyu Hanshin Holdings, Inc.(a)	186,000	812,205
Hitachi Chemical Co., Ltd.(a)	35,900	651,421
Hitachi Ltd.	135,000	873,441
Honda Motor Co., Ltd.	79,400	3,058,027
Hoya Corp.	50,000	1,129,112
Itochu Techno-Solutions Corp.(a)	18,200	814,758
J Front Retailing Co., Ltd.	94,000	527,876
Japan Real Estate Investment Corp.(a)	66	581,943
Japan Retail Fund Investment Corp.	253	376,475
JSR Corp.(a)	30,600	620,882
JX Holdings, Inc.	226,000	1,410,061
Kansai Electric Power Co., Inc. (The)(a)	60,700	941,101
Kawasaki Heavy Industries Ltd.(a)	254,000	784,979
Kirin Holdings Co., Ltd.	65,000	846,375
Komatsu Ltd.	28,800	828,129
Kyocera Corp.	14,100	1,304,233
Lawson, Inc.	14,300	900,855
Makita Corp.(a)	33,000	1,339,538
Mitsubishi Corp.	46,700	1,092,872
Mitsubishi Electric Corp.	70,000	625,071
Mitsubishi Estate Co., Ltd.	77,000	1,384,620
Mitsubishi UFJ Financial Group, Inc.	616,400	3,093,323
Mitsui & Co., Ltd.	46,300	764,148
Mitsui Fudosan Co., Ltd.	82,000	1,583,496
Mizuho Financial Group, Inc.(a)	549,200	903,583
MS&AD Insurance Group Holdings, Inc.	30,900	639,270
Murata Manufacturing Co., Ltd.	7,000	417,649
Nidec Corp.(a)	12,900	1,179,382
Nikon Corp.(a)	42,500	1,305,333
Nintendo Co., Ltd.	10,400	1,579,603
Nippon Paper Group, Inc.(a)	24,600	513,583
Nippon Telegraph & Telephone Corp.	23,200	1,051,520
Nissan Motor Co., Ltd.	207,100	2,226,747
Nomura Holdings, Inc.(a)	69,600	310,217
NTT Data Corp.(a)	299	1,059,319
NTT DoCoMo, Inc.(a)	989	1,644,806
Oriental Land Co., Ltd.(a)	1,800	193,086
ORIX Corp.(a)	8,730	838,742
Osaka Gas Co., Ltd.	220,000	883,076

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Santen Pharmaceutical Co., Ltd.	33,000	$1,411,113
Sekisui House Ltd.	106,000	1,046,649
Seven & I Holdings Co., Ltd.	52,800	1,574,467
Shin-Etsu Chemical Co., Ltd.	7,200	418,967
Shionogi & Co., Ltd.(a)	29,700	412,371
Shiseido Co., Ltd.(a)	22,900	396,583
SoftBank Corp.(b)	15,400	458,476
Sumitomo Bakelite Co., Ltd.(a)	134,000	709,234
Sumitomo Corp.(a)	89,700	1,303,939
Sumitomo Electric Industries Ltd.	31,800	440,328
Sumitomo Metal Industries Ltd.	368,000	750,695
Sumitomo Metal Mining Co., Ltd.	52,000	737,436
Sumitomo Mitsui Financial Group, Inc.(a)	69,400	2,296,983
Sumitomo Mitsui Trust Holdings, Inc.	127,000	409,010
Suzuki Motor Corp.	21,100	508,404
Taisei Corp.(a)	113,000	295,661
Takeda Pharmaceutical Co., Ltd.(a)	51,000	2,247,240
The Dai-ichi Life Insurance Co., Ltd.(a)	353	493,152
THK Co., Ltd.(a)	31,900	653,472
Tokio Marine Holdings, Inc.	31,000	858,116
Tokyo Electron Ltd.	13,500	778,469
Tokyo Gas Co., Ltd.	105,000	495,511
Toshiba Corp.	75,000	333,096
Toyota Motor Corp.	128,000	5,569,550
Ushio, Inc.(a)	44,400	628,962
Yamato Kogyo Co., Ltd.(a)	21,500	631,164
Total		81,252,981
MEXICO 0.4%
Genomma Lab Internacional SA de CV(b)	858,600	1,570,389
NETHERLANDS 3.5%
ASML Holding NV	63,238	3,161,082
European Aeronautic Defence and Space Co. NV	89,039	3,646,258
ING Groep NV-CVA(b)	630,917	5,256,562
Koninklijke DSM NV	56,103	3,246,263
Total		15,310,165
NORWAY 0.6%
Subsea 7 SA(b)	99,131	2,625,041
PORTUGAL 0.6%
Galp Energia SGPS SA	159,073	2,618,000

Issuer	Shares	Value

Common Stocks (continued)
SINGAPORE 1.2%
Oversea-Chinese Banking Corp., Ltd.	732,085	$5,196,636
SOUTH KOREA 2.6%
Hyundai Mobis	14,465	3,671,473
Samsung Electronics Co., Ltd.	6,585	7,428,241
Total		11,099,714
SPAIN 2.1%
Amadeus IT Holding SA, Class A	139,159	2,626,188
Banco Bilbao Vizcaya Argentaria SA	461,205	3,670,355
Inditex SA	28,832	2,761,711
Total		9,058,254
SWEDEN 2.4%
Atlas Copco AB, Class A	145,367	3,517,830
Swedish Match AB	101,541	4,042,731
Volvo AB B Shares	181,956	2,651,313
Total		10,211,874
SWITZERLAND 5.6%
Nestlé SA, Registered Shares	181,933	11,447,651
Novartis AG, Registered Shares	45,578	2,522,518
SGS SA, Registered Shares	1,307	2,542,475
Swatch Group AG (The), Registered Shares	60,810	4,887,300
UBS AG, Registered Shares(b)	184,217	2,581,527
Total		23,981,471
TAIWAN 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,621,149	4,660,765
TURKEY 0.4%
Turkiye Garanti Bankasi AS	485,279	1,922,274
UNITED KINGDOM 20.0%
Aggreko PLC	93,663	3,370,816
ARM Holdings PLC	245,479	2,324,452
Barclays PLC	1,151,032	4,331,133
BG Group PLC	426,415	9,876,101
British American Tobacco PLC	73,194	3,688,412
Diageo PLC	267,932	6,439,076
GlaxoSmithKline PLC	310,623	6,938,396
Johnson Matthey PLC	68,848	2,597,788
Legal & General Group PLC	1,834,227	3,834,539
Persimmon PLC	453,551	4,642,914
Prudential PLC	262,533	3,138,915

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Rio Tinto PLC	71,276	$3,928,648
Shire PLC	114,443	3,697,644
Smith & Nephew PLC	258,331	2,617,626
Standard Chartered PLC	256,989	6,412,445
Tullow Oil PLC	171,273	4,183,237
Unilever PLC	159,429	5,263,341
Vodafone Group PLC	1,261,554	3,474,750
Weir Group PLC (The)	96,117	2,711,960
Wolseley PLC	72,630	2,769,535
Total		86,241,728
Total Common Stocks (Cost: $361,716,526)		$417,145,584

Preferred Stocks 2.1%
GERMANY 2.1%
Henkel AG & Co. KGaA	43,045	3,154,056
Hugo Boss AG	23,181	2,671,803
Volkswagen AG	19,187	3,374,002
Total		9,199,861
Total Preferred Stocks (Cost: $7,118,290)		$9,199,861

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.161%(c)(d)	771,282	771,282
Total Money Market Funds (Cost: $771,282)		$771,282

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.4%
Repurchase Agreements 8.4%
Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $8,000,120(e)	0.180%	$8,000,000	$8,000,000
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(e)	0.270%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,108(e)
	0.260%	$5,000,000	$5,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $5,000,083(e)
	0.200%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(e)
	0.270%	$5,000,000	$5,000,000
Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $8,443,323(e)
	0.190%	8,443,189	8,443,189
Total			36,443,189
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $36,443,189)			$36,443,189
Total Investments
(Cost: $406,049,287)(f)			$463,559,916(g)
Other Assets & Liabilities, Net			(32,093,607)
Net Assets			$431,466,309

Notes to Portfolio of Investments

(a)	At March 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(d)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$2,842,765	$23,274,976	$(25,346,459)	$—	$771,282	$559	$771,282

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$2,306,659
Fannie Mae-Aces	254,487
Freddie Mac REMICS	2,215,549
Ginnie Mae II Pool	216,131
Government National Mortgage Association	3,167,174
Total Market Value of Collateral Securities	$8,160,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$49,286
Government National Mortgage Association	368,838
United States Treasury Note/Bond	4,681,876
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$861,188
Fannie Mae REMICS	1,480,776
Freddie Mac Gold Pool	180,129
Freddie Mac REMICS	1,777,679
Government National Mortgage Association	207,600
United States Treasury Inflation Indexed Bonds	186,044
United States Treasury Note/Bond	406,695
Total Market Value of Collateral Securities	$5,100,111

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$2,856,796
Freddie Mac Gold Pool	2,243,204
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$6,376
Fannie Mae Pool	1,394,007
Fannie Mae REMICS	238,011
Fannie Mae-Aces	6,753
Federal Farm Credit Bank	203,073
Federal Home Loan Banks	102,197
Federal Home Loan Mortgage Corp	153,519
Federal National Mortgage Association	177,266
Freddie Mac Coupon Strips	11,549
Freddie Mac Gold Pool	463,542
Freddie Mac Non Gold Pool	104,350
Freddie Mac Reference REMIC	15
Freddie Mac REMICS	386,122
Ginnie Mae I Pool	471,803
Ginnie Mae II Pool	707,404
Government National Mortgage Association	315,987
United States Treasury Bill	73,942
United States Treasury Inflation Indexed Bonds	13,990
United States Treasury Note/Bond	258,941
United States Treasury Strip Coupon	11,153
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$6,937,486
Freddie Mac Gold Pool	1,674,567
Total Market Value of Collateral Securities	$8,612,053

(f)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $406,049,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$67,336,000
Unrealized Depreciation	(9,825,000)
Net Unrealized Appreciation	$57,511,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$4,984,323	$53,927,228	$—	$58,911,551
Consumer Staples	—	42,702,904	—	42,702,904
Energy	—	29,871,977	—	29,871,977
Financials	3,176,137	89,910,023	—	93,086,160
Health Care	1,570,389	31,661,643	—	33,232,032
Industrials	4,037,211	53,921,531	—	57,958,742
Information Technology	6,869,776	40,138,104	—	47,007,880
Materials	1,262,736	42,148,845	—	43,411,581
Telecommunication Services	—	8,278,666	—	8,278,666
Utilities	—	2,684,091	—	2,684,091
Preferred Stocks
Consumer Discretionary	—	6,045,805	—	6,045,805
Consumer Staples	—	3,154,056	—	3,154,056
Total Equity Securities	21,900,572	404,444,873	—	426,345,445

Other
Money Market Funds	771,282	—	—	771,282
Investments of Cash Collateral Received for Securities on Loan	—	36,443,189	—	36,443,189
Total Other	771,282	36,443,189	—	37,214,471
Total	$22,671,854	$440,888,062	$—	$463,559,916

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Cap Growth Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.4%
CONSUMER DISCRETIONARY 15.8%
Hotels, Restaurants & Leisure 4.4%
Las Vegas Sands Corp.	79,424	$4,572,440
Starbucks Corp.	68,573	3,832,545
Yum! Brands, Inc.	48,120	3,425,181
Total		11,830,166
Internet & Catalog Retail 3.6%
Amazon.com, Inc.(a)	17,853	3,615,411
Expedia, Inc.(b)	72,583	2,427,176
priceline.com, Inc.(a)	5,097	3,657,097
Total		9,699,684
Media 3.4%
Comcast Corp., Class A	121,108	3,634,451
Discovery Communications, Inc., Class A(a)	46,682	2,362,109
DISH Network Corp., Class A	99,365	3,272,090
Total		9,268,650
Multiline Retail 1.1%
Macy’s, Inc.	76,083	3,022,778
Specialty Retail 2.7%
Home Depot, Inc. (The)	82,287	4,139,859
TJX Companies, Inc.	75,976	3,017,007
Total		7,156,866
Textiles, Apparel & Luxury Goods 0.6%
Fossil, Inc.(a)(b)	12,599	1,662,816
TOTAL CONSUMER DISCRETIONARY		42,640,960
CONSUMER STAPLES 8.5%
Beverages 1.1%
Anheuser-Busch InBev NV ADR	42,311	3,076,856
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	40,093	3,640,444
Food Products 0.7%
Mead Johnson Nutrition Co.	23,689	1,953,869
Personal Products 2.2%
Estee Lauder Companies, Inc. (The), Class A	64,031	3,966,080
Herbalife Ltd.	29,965	2,062,192
Total		6,028,272

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 3.1%
Lorillard, Inc.	14,747	$1,909,441
Philip Morris International, Inc.	71,298	6,317,716
Total		8,227,157
TOTAL CONSUMER STAPLES		22,926,598
ENERGY 7.8%
Energy Equipment & Services 2.6%
Halliburton Co.	103,773	3,444,226
National Oilwell Varco, Inc.	45,735	3,634,560
Total		7,078,786
Oil, Gas & Consumable Fuels 5.2%
Anadarko Petroleum Corp.	40,404	3,165,249
Chevron Corp.	18,755	2,011,286
Continental Resources, Inc.(a)(b)	19,863	1,704,643
Kinder Morgan Management LLC(c)	1,381	1
Occidental Petroleum Corp.	42,277	4,026,039
Pioneer Natural Resources Co.	28,605	3,192,032
Total		14,099,250
TOTAL ENERGY		21,178,036
FINANCIALS 4.3%
Capital Markets 0.7%
BlackRock, Inc.	8,546	1,751,075
Commercial Banks 0.8%
Fifth Third Bancorp	152,195	2,138,340
Diversified Financial Services 1.5%
Citigroup, Inc.	52,901	1,933,532
IntercontinentalExchange, Inc.(a)	15,570	2,139,629
Total		4,073,161
Real Estate Investment Trusts (REITs) 1.3%
Digital Realty Trust, Inc.(b)	29,785	2,203,197
Simon Property Group, Inc.	9,647	1,405,375
Total		3,608,572
TOTAL FINANCIALS		11,571,148
HEALTH CARE 12.4%
Biotechnology 4.4%
Alkermes PLC(a)(b)	70,492	1,307,626
Biogen Idec, Inc.(a)	31,705	3,993,879
Gilead Sciences, Inc.(a)	65,248	3,187,365

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.(a)(b)	7,416	$864,854
Vertex Pharmaceuticals, Inc.(a)(b)	59,109	2,424,060
Total		11,777,784
Health Care Equipment & Supplies 2.1%
Covidien PLC	61,061	3,338,815
Edwards Lifesciences Corp.(a)	30,798	2,239,939
Total		5,578,754
Health Care Providers & Services 2.2%
CIGNA Corp.	47,170	2,323,122
Express Scripts, Inc.(b)	66,020	3,576,964
Total		5,900,086
Health Care Technology 0.7%
Cerner Corp.(a)(b)	26,552	2,022,200
Life Sciences Tools & Services –%
Life Technologies Corp.(a)	1,631	79,626
Pharmaceuticals 3.0%
Allergan, Inc.	25,492	2,432,701
Johnson & Johnson	43,734	2,884,695
Watson Pharmaceuticals, Inc.(a)	42,065	2,820,879
Total		8,138,275
TOTAL HEALTH CARE		33,496,725
INDUSTRIALS 10.6%
Construction & Engineering 1.0%
KBR, Inc.	74,724	2,656,438
Electrical Equipment 1.5%
Rockwell Automation, Inc.(b)	51,451	4,100,645
Industrial Conglomerates 2.2%
Tyco International Ltd.	105,926	5,950,923
Machinery 3.7%
Dover Corp.	68,776	4,328,762
Pall Corp.	47,192	2,814,059
Parker Hannifin Corp.	32,677	2,762,840
Total		9,905,661
Road & Rail 2.2%
JB Hunt Transport Services, Inc.(b)	50,423	2,741,498

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Kansas City Southern(a)(b)	46,964	$3,366,849
Total		6,108,347
TOTAL INDUSTRIALS		28,722,014
INFORMATION TECHNOLOGY 34.2%
Communications Equipment 3.6%
Comverse Technology, Inc.(a)	47	323
QUALCOMM, Inc.	143,534	9,763,182
Total		9,763,505
Computers & Peripherals 10.7%
Apple, Inc.(a)	29,790	17,858,211
EMC Corp.(a)	261,147	7,803,073
NCR Corp.(a)	156,461	3,396,768
Total		29,058,052
Electronic Equipment, Instruments & Components 0.6%
IPG Photonics Corp.(a)(b)	29,622	1,541,825
Internet Software & Services 4.3%
eBay, Inc.(a)	105,575	3,894,662
Google, Inc., Class A(a)	12,173	7,805,814
Total		11,700,476
IT Services 5.7%
Accenture PLC, Class A	87,042	5,614,209
Alliance Data Systems Corp.(a)(b)	20,453	2,576,260
Mastercard, Inc., Class A	7,792	3,276,848
Teradata Corp.(a)	58,407	3,980,437
Total		15,447,754
Semiconductors & Semiconductor Equipment 2.9%
Avago Technologies Ltd.	58,924	2,296,268
Marvell Technology Group Ltd.(a)	158,029	2,485,796
Novellus Systems, Inc.(a)	59,463	2,967,799
Total		7,749,863
Software 6.4%
Check Point Software Technologies Ltd.(a)	46,336	2,958,090
Citrix Systems, Inc.(a)	30,350	2,394,919
Microsoft Corp.	221,705	7,149,986
Nuance Communications, Inc.(a)(b)	48,796	1,248,202
Salesforce.com, Inc.(a)	22,399	3,460,869
Total		17,212,066
TOTAL INFORMATION TECHNOLOGY		92,473,541

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 2.8%
Chemicals 2.8%
Celanese Corp., Class A	54,251	$2,505,311
LyondellBasell Industries NV, Class A	47,113	2,056,483
PPG Industries, Inc.	30,744	2,945,275
Total		7,507,069
TOTAL MATERIALS		7,507,069
Total Common Stocks (Cost: $209,583,186)		$260,516,091

	Shares	Value

Money Market Funds 3.7%
Columbia Short-Term Cash Fund, 0.161%(d)(e)	10,078,138	$10,078,138
Total Money Market Funds (Cost: $10,078,138)		$10,078,138

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.5%
Repurchase Agreements 8.5%
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(f)
	0.270%	$5,000,000	$5,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $10,000,167(f)
	0.200%	10,000,000	10,000,000
Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $7,962,848(f)
	0.190%	7,962,722	7,962,722
Total			22,962,722
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $22,962,722)			$22,962,722
Total Investments
(Cost: $242,624,046)			$293,556,951(g)
Other Assets & Liabilities, Net			(23,255,698)
Net Assets			$270,301,253

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At March 31, 2012, security was partially or fully on loan.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2012 was $1, representing less than 0.01% of net assets. Information concerning such security holdings at March 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Kinder Morgan Management LLC	12-19-03 - 01-18-05	$—

(d)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(e)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$3,085,176	$26,668,984	$(19,676,022)	$—	$10,078,138	$2,073	$10,078,138

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$49,286
Government National Mortgage Association	368,838
United States Treasury Note/Bond	4,681,876
Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$5,713,592
Freddie Mac Gold Pool	4,486,408
Total Market Value of Collateral Securities	$10,200,000

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$6,542,703
Freddie Mac Gold Pool	1,579,274
Total Market Value of Collateral Securities	$8,121,977

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-

party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$42,640,960	$—	$—	$42,640,960
Consumer Staples	22,926,598	—	—	22,926,598
Energy	21,178,035	1	—	21,178,036
Financials	11,571,148	—	—	11,571,148
Health Care	33,496,725	—	—	33,496,725
Industrials	28,722,014	—	—	28,722,014
Information Technology	92,473,541	—	—	92,473,541
Materials	7,507,069	—	—	7,507,069
Total Equity Securities	260,516,090	1	—	260,516,091
Other
Money Market Funds	10,078,138	—	—	10,078,138
Investments of Cash Collateral Received for Securities on Loan	—	22,962,722	—	22,962,722
Total Other	10,078,138	22,962,722	—	33,040,860
Total	$270,594,228	$22,962,723	$—	$293,556,951

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Limited Duration Credit Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 86.7%
Aerospace & Defense 1.1%
L-3 Communications Corp.
11/15/16	3.950%	$31,560,000	$33,229,114
Banking 5.1%
ANZ National International Ltd. Senior Unsecured(a)(b)
08/10/15	3.125%	3,705,000	3,789,871
Bank of America Corp. Senior Unsecured(b)
03/17/16	3.625%	27,810,000	27,761,916
Citigroup, Inc.(b)
Senior Unsecured
10/15/14	5.500%	7,585,000	8,138,022
01/10/17	4.450%	11,792,000	12,352,191
Fifth Third Bancorp Senior Unsecured
01/25/16	3.625%	7,825,000	8,241,173
Goldman Sachs Group, Inc. (The) Senior Unsecured(b)
02/07/16	3.625%	27,525,000	27,517,183
HSBC USA, Inc. Senior Unsecured(b)
02/13/15	2.375%	6,625,000	6,670,428
JPMorgan Chase & Co. Senior Unsecured(b)
03/01/16	3.450%	16,593,000	17,300,841
KeyCorp Senior Unsecured
08/13/15	3.750%	7,800,000	8,246,678
Morgan Stanley Senior Unsecured(b)
03/22/17	4.750%	28,575,000	28,584,515
Total			148,602,818
Chemicals 1.2%
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	14,037,000	15,801,353
Lyondell Chemical Co.
11/01/17	8.000%	6,038,000	6,777,655
LyondellBasell Industries NV Senior Notes(a)(c)
04/15/19	5.000%	11,944,000	11,944,000
Nova Chemicals Corp. Senior Unsecured(b)
11/01/16	8.375%	818,000	907,980
Total			35,430,988

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery 1.1%
Case New Holland, Inc.
09/01/13	7.750%	$14,635,000	$15,586,275
Manitowoc Co., Inc. (The)(b)
11/01/13	7.125%	14,940,000	14,977,350
Total			30,563,625
Consumer Products 1.6%
Beam, Inc. Senior Unsecured
06/15/14	6.375%	11,024,000	12,123,490
Clorox Co. (The)
Senior Unsecured
11/01/15	3.550%	16,338,000	17,290,881
10/15/17	5.950%	13,835,000	16,074,942
Total			45,489,313
Electric 16.4%
Appalachian Power Co. Senior Unsecured
05/24/15	3.400%	35,905,000	37,741,654
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	6,685,000	7,834,499
CMS Energy Corp.
Senior Unsecured
12/15/15	6.875%	25,094,000	27,999,986
CMS Energy Corp.(b)
Senior Unsecured
09/30/15	4.250%	11,495,000	11,897,325
Cleveland Electric Illuminating Co. (The) Senior Unsecured
12/15/13	5.650%	20,842,000	22,239,081
Consumers Energy Co.
1st Mortgage
08/15/16	5.500%	8,510,000	9,759,276
Consumers Energy Co.(b)
1st Mortgage
03/15/15	5.000%	15,576,000	17,186,481
DTE Energy Co.
Senior Unsecured
06/01/16	6.350%	22,624,000	26,069,952
DTE Energy Co.(b)
Senior Unsecured
05/15/14	7.625%	36,045,000	40,558,086
Dominion Resources, Inc.
Senior Unsecured
01/15/16	5.200%	7,975,000	8,970,200
06/15/18	6.400%	9,500,000	11,631,515
08/01/33	5.250%	17,503,000	19,469,375
Duke Energy Corp. Senior Unsecured
06/15/18	6.250%	14,344,000	17,302,134

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	$1,200,000	$1,433,051
Indiana Michigan Power Co.
Senior Unsecured
11/01/12	6.375%	850,000	877,526
11/15/14	5.050%	8,412,000	9,087,517
12/01/15	5.650%	4,543,000	5,081,364
Metropolitan Edison Co.
Senior Unsecured
03/15/13	4.950%	2,331,000	2,415,636
Metropolitan Edison Co.(b)
Senior Unsecured
04/01/14	4.875%	3,390,000	3,584,241
NRG Energy, Inc.(b)
01/15/17	7.375%	11,410,000	11,866,400
Nevada Power Co.
01/15/15	5.875%	23,694,000	26,640,183
03/15/16	5.950%	1,685,000	1,927,974
Ohio Edison Co. Senior Unsecured(b)
05/01/15	5.450%	21,297,000	23,373,032
Ohio Power Co. Senior Unsecured
09/01/13	5.750%	330,000	351,969
Oncor Electric Delivery Co. LLC Senior Secured
01/15/15	6.375%	44,321,000	50,174,652
Progress Energy, Inc. Senior Unsecured
01/15/16	5.625%	11,855,000	13,541,172
Sierra Pacific Power Co.
05/15/16	6.000%	7,485,000	8,670,549
Tampa Electric Co. Senior Unsecured(b)
05/15/18	6.100%	3,935,000	4,740,341
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	48,775,000	52,030,680
Total			474,455,851
Entertainment 0.5%
Historic TW, Inc.
06/15/18	6.875%	11,175,000	13,697,365
Environmental 1.3%
Waste Management, Inc.
09/01/16	2.600%	1,966,000	2,014,513
03/15/18	6.100%	22,395,000	26,549,564
Waste Management, Inc.(b)
03/11/15	6.375%	7,126,000	8,136,474
Total			36,700,551

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage 4.6%
Bacardi Ltd.(a)
04/01/14	7.450%	$13,505,000	$15,082,141
ConAgra Foods, Inc. Senior Unsecured(b)
06/15/17	5.819%	17,215,000	19,647,325
Constellation Brands, Inc.(b)
12/15/14	8.375%	3,782,000	4,264,205
Kraft Foods, Inc. Senior Unsecured(b)
08/23/18	6.125%	44,578,000	53,761,960
SABMiller Holdings, Inc.(a)
01/15/17	2.450%	25,325,000	25,642,651
SABMiller PLC Senior Unsecured(a)
07/15/18	6.500%	13,180,000	15,864,785
Total			134,263,067
Gas Pipelines 12.1%
Centerpoint Energy Resources Corp.
Senior Unsecured
01/15/14	5.950%	5,075,000	5,435,041
11/01/17	6.125%	14,015,000	16,230,505
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	45,843,000	52,687,818
Enterprise Products Operating LLC
06/01/15	3.700%	11,485,000	12,277,557
Gulfstream Natural Gas System LLC(a)
Senior Unsecured
11/01/15	5.560%	6,460,000	7,107,234
06/01/16	6.950%	22,690,000	26,291,311
Kinder Morgan Energy Partners LP
Senior Unsecured
02/01/17	6.000%	3,710,000	4,276,191
02/15/18	5.950%	17,295,000	20,199,194
Kinder Morgan Energy Partners LP(b)
Senior Unsecured
03/01/16	3.500%	14,405,000	15,173,262
Midcontinent Express Pipeline LLC Senior Unsecured(a)(b)
09/15/14	5.450%	39,550,000	40,893,869
Nisource Finance Corp.
09/15/17	5.250%	22,031,000	24,478,908
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	5,728,000	6,718,257
04/15/17	5.950%	16,175,000	18,732,126
Panhandle Eastern Pipeline Co. LP
Senior Unsecured
08/15/13	6.050%	8,000,000	8,497,504
11/01/17	6.200%	16,781,000	19,128,326

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Plains All American Pipeline LP/Finance Corp.(b)
09/15/15	3.950%	$19,082,000	$20,463,060
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	1,808,000	1,986,540
Rockies Express Pipeline LLC Senior Unsecured(a)(b)
04/15/15	3.900%	26,995,000	24,835,400
Southern Natural Gas Co. Senior Unsecured(a)
04/01/17	5.900%	10,783,000	12,210,896
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	11,280,000	13,182,180
Total			350,805,179
Health Care 3.4%
AmerisourceBergen Corp.
09/15/15	5.875%	14,102,000	16,138,413
Cardinal Health, Inc. Senior Unsecured(b)
06/15/15	4.000%	5,430,000	5,842,256
Express Scripts Holding Co.
05/15/16	3.125%	28,740,000	29,927,106
Hospira, Inc. Senior Unsecured
05/15/15	6.400%	28,187,000	31,007,657
Medco Health Solutions, Inc. Senior Unsecured(b)
09/15/15	2.750%	13,975,000	14,365,701
Total			97,281,133
Healthcare Insurance 0.5%
WellPoint, Inc. Senior Unsecured
06/15/17	5.875%	11,380,000	13,287,641
Independent Energy 4.5%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	45,298,000	52,223,928
Chesapeake Energy Corp.(b)
07/15/13	7.625%	7,441,000	7,850,255
Denbury Resources, Inc.(b)
03/01/16	9.750%	1,055,000	1,157,863
Encana Corp. Senior Unsecured
12/01/17	5.900%	12,472,000	14,537,051
Forest Oil Corp.(b)
02/15/14	8.500%	16,270,000	17,408,900

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Newfield Exploration Co. Senior Subordinated Notes
09/01/14	6.625%	$9,500,000	$9,618,750
Woodside Finance Ltd.(a)(b)
11/10/14	4.500%	24,420,000	25,924,053
Total			128,720,800
Integrated Energy 1.1%
Marathon Petroleum Corp. Senior Unsecured(b)
03/01/16	3.500%	24,075,000	25,082,587
Phillips 66(a)
05/01/17	2.950%	5,790,000	5,884,967
Total			30,967,554
Life Insurance 2.3%
Prudential Covered Trust 2012-1(a)
09/30/15	2.997%	12,665,000	12,807,975
Prudential Covered Trust 2012-1(a)(c)
09/30/15	2.997%	635,000	642,168
Prudential Financial, Inc.
Senior Unsecured
09/17/15	4.750%	9,024,000	9,795,633
12/01/17	6.000%	21,215,000	24,717,215
Prudential Financial, Inc.(b)
Senior Unsecured
01/14/15	3.875%	17,872,000	18,819,270
Total			66,782,261
Media Cable 4.4%
CSC Holdings LLC Senior Unsecured(b)
04/15/14	8.500%	3,000,000	3,337,500
Charter Communications Operating LLC/Capital Secured(a)
04/30/12	8.000%	10,000,000	10,063,524
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.(a)(b)
03/15/17	2.400%	31,190,000	30,913,220
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	20,369,000	21,130,414
DISH DBS Corp.(b)
10/01/14	6.625%	5,790,000	6,311,100
02/01/16	7.125%	6,076,000	6,721,575
Scripps Networks Interactive, Inc. Senior Unsecured
12/15/16	2.700%	4,215,000	4,361,530
Time Warner Cable, Inc.
07/01/18	6.750%	14,196,000	17,320,497
Time Warner Cable, Inc.(b)
05/01/17	5.850%	21,745,000	25,374,610

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Cable (continued)

Videotron Ltee(b)
01/15/14	6.875%	$1,878,000	$1,878,000
Total			127,411,970

Media Non-Cable 6.5%

BSKYB Finance UK PLC(a)
10/15/15	5.625%	34,780,000	39,303,070
British Sky Broadcasting Group PLC(a)
02/15/18	6.100%	16,054,000	18,831,727
NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	48,207,000	50,096,040
News America, Inc.
12/15/14	5.300%	3,730,000	4,126,424
Reed Elsevier Capital, Inc.
01/15/14	7.750%	11,502,000	12,764,747
TCM Sub LLC(a)
01/15/15	3.550%	43,720,000	46,263,540
Thomson Reuters Corp.(b)
07/15/18	6.500%	13,345,000	16,497,383
Total			187,882,931

Metals 1.9%

ArcelorMittal Senior Unsecured(b)
02/25/17	4.500%	37,810,000	37,905,595
FMG Resources August 2006 Proprietary Ltd.(a)(b)
11/01/15	7.000%	3,750,000	3,890,625
United States Steel Corp. Senior Unsecured(b)
06/01/13	5.650%	7,976,000	8,448,179
Vale Overseas Ltd.
01/23/17	6.250%	5,180,000	5,969,567
Total			56,213,966

Non-Captive Diversified 1.1%

General Electric Capital Corp.(b)
Senior Unsecured
10/17/16	3.350%	15,520,000	16,464,377
01/09/17	2.900%	14,300,000	14,834,219
Total			31,298,596

Oil Field Services 0.6%

Noble Holding International Ltd.(b)
03/15/17	2.500%	11,397,000	11,490,934
Weatherford International Ltd.
02/15/16	5.500%	5,270,000	5,833,927
Total			17,324,861

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Packaging 0.1%

Greif, Inc. Senior Unsecured
02/01/17	6.750%	$1,981,000	$2,129,575

Property & Casualty 1.2%

CNA Financial Corp. Senior Unsecured
08/15/16	6.500%	13,640,000	15,327,800
Liberty Mutual Group, Inc. Senior Unsecured(a)
03/15/14	5.750%	17,502,000	18,446,933
Total			33,774,733

Railroads 1.3%

Burlington Northern Santa Fe LLC Senior Unsecured
05/01/17	5.650%	9,553,000	11,116,281
CSX Corp.
Senior Unsecured
05/01/17	5.600%	2,225,000	2,563,020
03/15/18	6.250%	13,271,000	15,946,633
Norfolk Southern Corp. Senior Unsecured
04/01/18	5.750%	6,635,000	7,839,332
Total			37,465,266

Refining 0.7%

Valero Energy Corp.(b)
02/01/15	4.500%	18,770,000	20,156,146

Restaurants 0.6%

Yum! Brands, Inc.
Senior Unsecured
09/15/15	4.250%	12,945,000	14,042,852
03/15/18	6.250%	2,060,000	2,454,039
Total			16,496,891

Retailers 1.5%

Best Buy Co., Inc. Senior Unsecured(b)
03/15/16	3.750%	18,290,000	18,442,136
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	20,409,000	24,084,661
Total			42,526,797

Supermarkets 1.4%

Safeway, Inc. Senior Unsecured
12/01/16	3.400%	39,615,000	41,080,795

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology 0.7%

Hewlett-Packard Co. Senior Unsecured
09/15/17	2.600%	$19,765,000	$19,752,825

Transportation Services 1.7%

ERAC U.S.A. Finance LLC(a)
10/15/17	6.375%	36,144,000	42,060,008
ERAC USA Finance LLC(a)(b)
03/15/17	2.750%	7,400,000	7,392,459
Total			49,452,467

Wireless 0.1%

Nextel Communications, Inc.(b)
03/15/14	5.950%	3,759,000	3,759,000

Wirelines 6.1%

CenturyLink, Inc. Senior Unsecured
03/15/22	5.800%	24,830,000	24,246,743
Deutsche Telekom International Finance BV(a)(b)
04/11/16	3.125%	8,030,000	8,276,063
Embarq Corp. Senior Unsecured
06/01/16	7.082%	57,340,000	64,577,512
Frontier Communications Corp. Senior Unsecured(b)
01/15/13	6.250%	9,353,000	9,586,825
Telefonica Emisiones SAU(b)
01/15/15	4.949%	23,955,000	24,701,558
Verizon Communications, Inc. Senior Unsecured
04/15/18	6.100%	25,995,000	31,296,914
Windstream Corp.(b)
08/01/13	8.125%	13,625,000	14,510,625
Total			177,196,240
Total Corporate Bonds & Notes (Cost: $2,452,048,215)			$2,504,200,319

U.S. Treasury Obligations 2.0%

U.S. Treasury(b)
02/28/17	0.875%	58,470,000	58,058,897

Total U.S. Treasury Obligations (Cost: $58,194,206)			$58,058,897

	Shares	Value

Money Market Funds 11.8%

Columbia Short-Term Cash Fund, 0.161%(d)(e)	339,700,439	$339,700,439
Total Money Market Funds (Cost: $339,700,439)		$339,700,439

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 6.9%

Asset-Backed Commercial Paper 1.0%

Atlantis One
04/11/12	0.511%	4,993,554	$4,993,554
08/01/12	0.662%	3,986,653	3,986,653
Rheingold Securitization
04/27/12	0.600%	4,997,417	4,997,417
Royal Park Investments Funding Corp.
04/30/12	0.901%	4,995,875	4,995,875
Versailles Commercial Paper LLC
04/04/12	0.340%	9,999,339	9,999,339
Total			28,972,838

Certificates of Deposit 2.7%

Bank of Nova Scotia
05/03/12	0.373%	4,000,000	4,000,000
07/26/12	0.321%	5,000,000	5,000,000
Barclays Bank PLC
04/18/12	0.600%	8,000,000	8,000,000
DZ Bank AG
04/16/12	0.220%	10,000,000	10,000,000
Den Danske Bank
04/02/12	0.200%	5,000,000	5,000,000
Deutsche Bank AG
09/14/12	0.750%	4,000,000	4,000,000
Natixis
04/03/12	0.260%	10,000,000	10,000,000
Norinchukin Bank
05/21/12	0.470%	9,000,000	9,000,000
Royal Bank of Canada
04/02/12	0.100%	5,000,000	5,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	5,000,000	5,000,000
Svenska Handelsbanken
08/30/12	0.580%	8,000,000	8,000,000
Union Bank of Switzerland
07/24/12	0.790%	5,000,000	5,000,000
Total			78,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper 2.3%

Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	$9,976,617	$9,976,617
Caisse d’Amortissement de la Dette Sociale
08/10/12	0.531%	4,989,474	4,989,474
Development Bank of Singapore Ltd.
07/27/12	0.561%	5,984,320	5,984,320
DnB NOR
08/30/12	0.491%	7,000,000	7,000,000
HSBC Bank PLC
04/13/12	0.481%	7,980,480	7,980,480
Manhattan Asset Funding Co. LLC
04/05/12	0.200%	999,844	999,844
Suncorp Metway Ltd.
04/11/12	0.480%	4,995,800	4,995,800
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
08/16/12	0.302%	7,000,000	7,000,000
Toyota Motor Credit Corp.
04/26/12	0.562%	6,979,964	6,979,964
Westpac Securities NZ Ltd.
04/20/12	0.531%	6,981,141	6,981,141
Total			67,876,078

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements 0.9%

Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,075(f)
	0.180%	$5,000,000	$5,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,108(f)
	0.260%	5,000,000	5,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $5,000,083(f)
	0.200%	5,000,000	5,000,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,080,552(f)
	0.200%	10,080,384	10,080,384
Total			25,080,384

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $199,929,300)			$199,929,300

Total Investments
(Cost: $3,049,872,160)(g)			$3,101,888,955(h)
Other Assets & Liabilities, Net			(213,320,119)

Net Assets			$2,888,568,836

Investment in Derivatives

At March 31, 2012, $4,760,125 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at March 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 2-year	(1,039)	(228,726,115)	June 2012	$112,077	$—
U.S. Treasury Note, 5-year	(5,034)	(616,861,628)	June 2012	2,821,780	—
U.S. Treasury Note, 10-year	(1,093)	(141,526,427)	June 2012	1,702,122	—
Total				$4,635,979	$—

Notes to Portfolio of Investments

(a)          Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $454,362,490 or 15.73% of net assets.

(b)          At March 31, 2012, security was partially or fully on loan.

(c)          Represents a security purchased on a when-issued or delayed delivery basis.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(e)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$46,675,192	$497,499,332	$(204,474,085)	$—	$339,700,439	$85,915	$339,700,439

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$1,441,662
Fannie Mae-Aces	159,054
Freddie Mac REMICS	1,384,718
Ginnie Mae II Pool	135,082
Government National Mortgage Association	1,979,484
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$861,188
Fannie Mae REMICS	1,480,776
Freddie Mac Gold Pool	180,129
Freddie Mac REMICS	1,777,679
Government National Mortgage Association	207,600
United States Treasury Inflation Indexed Bonds	186,044
United States Treasury Note/Bond	406,695
Total Market Value of Collateral Securities	$5,100,111

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$2,856,796
Freddie Mac Gold Pool	2,243,204
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$10,282,053
Total Market Value of Collateral Securities	$10,282,053

(g)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $3,049,872,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$56,704,000
Unrealized Depreciation	(4,687,000)
Net Unrealized Appreciation	$52,017,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Bonds
Corporate Bonds & Notes	$—	$2,504,200,319	$—	$2,504,200,319
U.S. Treasury Obligations	58,058,897	—	—	58,058,897
Total Bonds	58,058,897	2,504,200,319	—	2,562,259,216
Other
Money Market Funds	339,700,439	—	—	339,700,439
Investments of Cash Collateral Received for Securities on Loan	—	199,929,300	—	199,929,300
Total Other	339,700,439	199,929,300	—	539,629,739

Investments in Securities	397,759,336	2,704,129,619	—	3,101,888,955
Derivatives
Assets
Futures Contracts	4,635,979	—	—	4,635,979
Total	$402,395,315	$2,704,129,619	$—	$3,106,524,934

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.3%
CONSUMER DISCRETIONARY 21.8%
Auto Components 2.4%
BorgWarner, Inc.(a)(b)	22,932	$1,934,085
Gentex Corp.	105,241	2,578,404
Lear Corp.	69,416	3,227,150
Total		7,739,639
Hotels, Restaurants & Leisure 3.1%
Chipotle Mexican Grill, Inc.(a)(b)	8,012	3,349,016
Panera Bread Co., Class A(b)	16,281	2,619,938
Starwood Hotels & Resorts Worldwide, Inc.	43,892	2,475,948
Wynn Resorts Ltd.	12,973	1,620,068
Total		10,064,970
Household Durables 2.0%
D.R. Horton, Inc.(a)	128,002	1,941,790
Tempur-Pedic International, Inc.(a)(b)	54,028	4,561,584
Total		6,503,374
Internet & Catalog Retail 1.5%
priceline.com, Inc.(b)	2,724	1,954,470
TripAdvisor, Inc.(a)(b)	85,138	3,036,872
Total		4,991,342
Leisure Equipment & Products 0.8%
Polaris Industries, Inc.	34,524	2,490,907
Media 2.5%
CBS Corp., Class B Non Voting	102,629	3,480,150
Discovery Communications, Inc., Class A(a)(b)	60,110	3,041,566
DISH Network Corp., Class A	56,170	1,849,678
Total		8,371,394
Multiline Retail 2.6%
Dollar Tree, Inc.(b)	39,472	3,729,709
Macy’s, Inc.	41,104	1,633,062
Nordstrom, Inc.	53,740	2,994,393
Total		8,357,164
Specialty Retail 5.2%
AutoZone, Inc.(b)	4,385	1,630,343
Bed Bath & Beyond, Inc.(a)(b)	47,732	3,139,334
GNC Holdings, Inc., Class A	47,908	1,671,510
O’Reilly Automotive, Inc.(b)	30,838	2,817,051
TJX Companies, Inc.	80,990	3,216,113
Tractor Supply Co.	18,876	1,709,411
Ulta Salon Cosmetics & Fragrance, Inc.	27,759	2,578,533
Total		16,762,295

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods 1.7%
Fossil, Inc.(a)(b)	14,975	$1,976,401
Michael Kors Holdings Ltd.(b)	33,610	1,565,890
Ralph Lauren Corp.	10,216	1,780,955
Total		5,323,246
TOTAL CONSUMER DISCRETIONARY		70,604,331
CONSUMER STAPLES 5.6%
Beverages 1.3%
Coca-Cola Enterprises, Inc.	55,516	1,587,757
Monster Beverage Corp.(b)	40,776	2,531,782
Total		4,119,539
Food & Staples Retailing 0.7%
Whole Foods Market, Inc.	27,058	2,251,226
Food Products 1.6%
Green Mountain Coffee Roasters, Inc.(a)(b)	31,726	1,486,046
HJ Heinz Co.(a)	34,978	1,873,072
Mead Johnson Nutrition Co.	23,060	1,901,989
Total		5,261,107
Personal Products 2.0%
Estee Lauder Companies, Inc. (The), Class A	26,812	1,660,735
Herbalife Ltd.	71,130	4,895,167
Total		6,555,902
TOTAL CONSUMER STAPLES		18,187,774
ENERGY 9.0%
Energy Equipment & Services 2.7%
Cameron International Corp.(a)(b)	66,647	3,520,961
CARBO Ceramics, Inc.(a)	16,735	1,764,706
Oil States International, Inc.(a)(b)	22,941	1,790,775
Superior Energy Services, Inc.(b)	65,404	1,724,049
Total		8,800,491
Oil, Gas & Consumable Fuels 6.3%
Alpha Natural Resources, Inc.(b)	136,916	2,082,492
Cabot Oil & Gas Corp.	47,109	1,468,387
Concho Resources, Inc.(a)(b)	45,051	4,598,806
Continental Resources, Inc.(a)(b)	31,307	2,686,767
Denbury Resources, Inc.(b)	90,035	1,641,338
HollyFrontier Corp.	51,692	1,661,898
Peabody Energy Corp.	73,552	2,130,066
Pioneer Natural Resources Co.(a)	18,766	2,094,098

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.	25,245	$1,786,589
Total		20,150,441
TOTAL ENERGY		28,950,932
FINANCIALS 7.3%
Capital Markets 1.1%
Affiliated Managers Group, Inc.(b)	31,320	3,501,889
Commercial Banks 0.6%
Signature Bank(a)(b)	29,692	1,871,784
Diversified Financial Services 1.6%
IntercontinentalExchange, Inc.(b)	16,167	2,221,669
Moody’s Corp.(a)	73,132	3,078,858
Total		5,300,527
Real Estate Investment Trusts (REITs) 2.4%
Digital Realty Trust, Inc.(a)	23,104	1,709,003
Home Properties, Inc.	27,066	1,651,296
Plum Creek Timber Co., Inc.(a)	62,303	2,589,313
Rayonier, Inc.	43,023	1,896,884
Total		7,846,496
Real Estate Management & Development 1.0%
CBRE Group, Inc., Class A(b)	79,033	1,577,499
Jones Lang LaSalle, Inc.	18,821	1,567,977
Total		3,145,476
Thrifts & Mortgage Finance 0.6%
BankUnited, Inc.	72,802	1,820,050
TOTAL FINANCIALS		23,486,222
HEALTH CARE 14.0%
Biotechnology 1.8%
Alexion Pharmaceuticals, Inc.(b)	42,999	3,992,887
Dendreon Corp.(a)(b)	173,116	1,844,551
Total		5,837,438
Health Care Equipment & Supplies 3.2%
CR Bard, Inc.	12,499	1,233,901
Edwards Lifesciences Corp.(a)(b)	55,807	4,058,843
Intuitive Surgical, Inc.(b)	3,900	2,112,825
Varian Medical Systems, Inc.(a)(b)	42,114	2,904,182
Total		10,309,751

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 4.4%
AmerisourceBergen Corp.	42,547	$1,688,265
Brookdale Senior Living, Inc.(b)	190,631	3,568,612
DaVita, Inc.(b)	27,848	2,511,054
Express Scripts Holding Co.(a)(b)	41,608	2,254,321
HMS Holdings Corp.(b)	53,039	1,655,347
Laboratory Corp. of America Holdings(a)(b)	26,964	2,468,285
Total		14,145,884
Health Care Technology 0.5%
Cerner Corp.(b)	22,168	1,688,315
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	57,089	2,541,031
Covance, Inc.(a)(b)	33,833	1,611,466
Illumina, Inc.(a)(b)	19,329	1,016,899
Total		5,169,396
Pharmaceuticals 2.5%
Endo Pharmaceuticals Holdings, Inc.(b)	82,854	3,208,936
Watson Pharmaceuticals, Inc.(b)	68,889	4,619,696
Total		7,828,632
TOTAL HEALTH CARE		44,979,416
INDUSTRIALS 13.7%
Air Freight & Logistics 1.1%
Expeditors International of Washington, Inc.	75,695	3,520,575
Commercial Services & Supplies 1.0%
Stericycle, Inc.(a)(b)	37,671	3,150,802
Construction & Engineering 0.7%
KBR, Inc.	60,991	2,168,230
Electrical Equipment 3.0%
AMETEK, Inc.(a)	74,387	3,608,514
Regal-Beloit Corp.(a)	26,004	1,704,562
Rockwell Automation, Inc.	31,793	2,533,902
Sensata Technologies Holding NV(a)(b)	52,802	1,767,811
Total		9,614,789
Machinery 2.5%
Cummins, Inc.	19,698	2,364,548

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Gardner Denver, Inc.(a)	30,572	$1,926,647
Joy Global, Inc.(a)	51,812	3,808,182
Total		8,099,377
Marine 0.5%
Kirby Corp.(b)	27,102	1,783,041
Professional Services 1.9%
IHS, Inc., Class A(b)	34,470	3,228,116
Verisk Analytics, Inc., Class A(b)	64,094	3,010,495
Total		6,238,611
Road & Rail 2.0%
CSX Corp.	79,947	1,720,459
JB Hunt Transport Services, Inc.(a)	44,543	2,421,803
Kansas City Southern(b)	32,401	2,322,828
Total		6,465,090
Trading Companies & Distributors 1.0%
WW Grainger, Inc.(a)	14,545	3,124,411
TOTAL INDUSTRIALS		44,164,926
INFORMATION TECHNOLOGY 18.9%
Communications Equipment 0.8%
F5 Networks, Inc.(b)	19,402	2,618,494
Computers & Peripherals 0.6%
SanDisk Corp.(b)	40,774	2,021,983
Electronic Equipment, Instruments & Components 0.7%
Trimble Navigation Ltd.(b)	40,249	2,190,351
Internet Software & Services 1.1%
LinkedIn Corp., Class A(b)	16,600	1,693,034
Rackspace Hosting, Inc.(a)(b)	29,512	1,705,498
Total		3,398,532
IT Services 2.0%
Alliance Data Systems Corp.(a)(b)	36,241	4,564,916
Teradata Corp.(b)	28,228	1,923,738
Total		6,488,654
Semiconductors & Semiconductor Equipment 5.4%
Avago Technologies Ltd.	103,408	4,029,810
KLA-Tencor Corp.(a)	47,704	2,596,051

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Linear Technology Corp.(a)	77,440	$2,609,728
Novellus Systems, Inc.(b)	46,502	2,320,915
NXP Semiconductor NV(b)	84,331	2,244,048
ON Semiconductor Corp.(a)(b)	382,097	3,442,694
Total		17,243,246
Software 8.3%
Autodesk, Inc.(b)	44,418	1,879,770
Check Point Software Technologies Ltd.(b)	32,466	2,072,629
Citrix Systems, Inc.(b)	23,707	1,870,719
Electronic Arts, Inc.(a)(b)	158,801	2,617,041
Fortinet, Inc.(b)	80,190	2,217,254
Informatica Corp.(b)	46,536	2,461,754
Intuit, Inc.	47,598	2,862,068
Nuance Communications, Inc.(b)	112,839	2,886,422
Red Hat, Inc.(b)	31,355	1,877,851
Rovi Corp.(b)	77,499	2,522,592
Solera Holdings, Inc.	11,697	536,775
TIBCO Software, Inc.(b)	55,906	1,705,133
Zynga, Inc., Class A (b)	105,227	1,383,735
Total		26,893,743
TOTAL INFORMATION TECHNOLOGY		60,855,003
MATERIALS 6.5%
Chemicals 2.5%
Albemarle Corp.	25,471	1,628,106
Celanese Corp., Class A	33,265	1,536,178
CF Industries Holdings, Inc.	26,199	4,785,247
Total		7,949,531
Containers & Packaging 1.4%
Crown Holdings, Inc.(a)(b)	74,192	2,732,492
Rock-Tenn Co., Class A	27,618	1,865,872
Total		4,598,364
Metals & Mining 2.6%
Cliffs Natural Resources, Inc.(a)	24,468	1,694,654
Molycorp, Inc.(a)(b)	53,840	1,821,407
Royal Gold, Inc.	37,810	2,465,968
Silver Wheaton Corp.	73,235	2,431,402
Total		8,413,431
TOTAL MATERIALS		20,961,326

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Crown Castle International Corp.(b)	49,389	$2,634,409
TOTAL TELECOMMUNICATION SERVICES		2,634,409
UTILITIES 0.7%
Electric Utilities 0.7%
ITC Holdings Corp.(a)	30,315	2,332,436
TOTAL UTILITIES		2,332,436
Total Common Stocks (Cost: $278,869,177)		$317,156,775

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.161%(c)(d)	2,241,845	$2,241,845
Total Money Market Funds (Cost: $2,241,845)		$2,241,845

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 25.4%
Certificates of Deposit 4.0%
Australia and New Zealand Bank Group, Ltd.
05/16/12	0.470%	2,000,000	$2,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	1,997,805	1,997,805
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	1,000,000	1,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	2,000,025	2,000,025
N.V. Bank Nederlandse Gemeenten
04/10/12	0.335%	2,000,000	2,000,000
Skandinaviska Enskilda Banken
04/16/12	0.360%	2,000,000	2,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Standard Chartered Bank PLC
04/03/12	0.570%	$2,000,000	$2,000,000
Total			12,997,830
Commercial Paper 1.5%
Skandinaviska Enskilda Banken AB
05/14/12	0.330%	1,998,863	1,998,863
Societe Generale
04/03/12	0.300%	2,999,825	2,999,825
Total			4,998,688
Repurchase Agreements 19.9%
Citibank NA dated 03/30/12, matures 04/02/12, repurchase price $15,000,212(e)
	0.170%	15,000,000	15,000,000
Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,075(e)
	0.180%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $25,000,563(e)
	0.270%	25,000,000	25,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $3,000,050(e)
	0.200%	3,000,000	3,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $10,000,225(e)
	0.270%	10,000,000	10,000,000
Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $6,047,593(e)
	0.190%	6,047,498	6,047,498
Total			64,047,498
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $82,044,016)			$82,044,016
Total Investments
(Cost: $363,155,038)			$401,442,636(f)
Other Assets & Liabilities, Net			(78,872,786)
Net Assets			$322,569,850

Notes to Portfolio of Investments
(a)	At March 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(d)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$7,590,613	$30,859,679	$(36,208,447)	$—	$2,241,845	$2,010	$2,241,845

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.170%)

Security Description	Value
Fannie Mae REMICS	$7,660,264
Freddie Mac REMICS	5,762,581
Government National Mortgage Association	1,877,155
Total Market Value of Collateral Securities	$15,300,000

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$1,441,662
Fannie Mae-Aces	159,054
Freddie Mac REMICS	1,384,718
Ginnie Mae II Pool	135,082
Government National Mortgage Association	1,979,484
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$246,432
Government National Mortgage Association	1,844,190
United States Treasury Note/Bond	23,409,378
Total Market Value of Collateral Securities	$25,500,000

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$1,714,078
Freddie Mac Gold Pool	1,345,922
Total Market Value of Collateral Securities	$3,060,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$12,753
Fannie Mae Pool	2,788,015
Fannie Mae REMICS	476,022
Fannie Mae-Aces	13,506
Federal Farm Credit Bank	406,147
Federal Home Loan Banks	204,395
Federal Home Loan Mortgage Corp	307,038
Federal National Mortgage Association	354,533
Freddie Mac Coupon Strips	23,097
Freddie Mac Gold Pool	927,084
Freddie Mac Non Gold Pool	208,700
Freddie Mac Reference REMIC	30
Freddie Mac REMICS	772,243
Ginnie Mae I Pool	943,606
Ginnie Mae II Pool	1,414,808
Government National Mortgage Association	631,973
United States Treasury Bill	147,884
United States Treasury Inflation Indexed Bonds	27,979
United States Treasury Note/Bond	517,882
United States Treasury Strip Coupon	22,305
Total Market Value of Collateral Securities	$10,200,000

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$4,969,027
Freddie Mac Gold Pool	1,199,421
Total Market Value of Collateral Securities	$6,168,448

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the

Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$70,604,331	$—	$—	$70,604,331
Consumer Staples	18,187,774	—	—	18,187,774
Energy	28,950,932	—	—	28,950,932
Financials	23,486,222	—	—	23,486,222
Health Care	44,979,416	—	—	44,979,416
Industrials	44,164,926	—	—	44,164,926
Information Technology	60,855,003	—	—	60,855,003
Materials	20,961,326	—	—	20,961,326
Telecommunication Services	2,634,409	—	—	2,634,409
Utilities	2,332,436	—	—	2,332,436
Total Equity Securities	317,156,775	—	—	317,156,775

Other
Money Market Funds	2,241,845	—	—	2,241,845
Investments of Cash Collateral Received for Securities on Loan	—	82,044,016	—	82,044,016
Total Other	2,241,845	82,044,016	—	84,285,861
Total	$319,398,620	$82,044,016	$—	$401,442,636

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%
CONSUMER DISCRETIONARY 12.4%
Auto Components 2.0%
TRW Automotive Holdings Corp.(a)	244,485	$11,356,328
Visteon Corp.(a)	185,714	9,842,842
Total		21,199,170
Automobiles 0.8%
Ford Motor Co.	657,374	8,210,601
Diversified Consumer Services 0.8%
Apollo Group, Inc., Class A(a)	56,149	2,169,597
Capella Education Co.(a)(b)	56,586	2,034,267
Corinthian Colleges, Inc.(a)	327,267	1,354,885
DeVry, Inc.	41,931	1,420,203
ITT Educational Services, Inc.(a)(b)	34,212	2,262,782
Total		9,241,734
Hotels, Restaurants & Leisure 1.7%
Penn National Gaming, Inc.(a)(b)	290,370	12,480,103
Royal Caribbean Cruises Ltd.	192,616	5,668,689
Total		18,148,792
Household Durables 0.4%
D.R. Horton, Inc.(b)	150,278	2,279,717
Lennar Corp., Class A(b)	93,133	2,531,355
Total		4,811,072
Internet & Catalog Retail 0.7%
Liberty Interactive Corp., Class A(a)	407,012	7,769,859
Leisure Equipment & Products 0.5%
Hasbro, Inc.(b)	139,759	5,131,951
Media 3.6%
DISH Network Corp., Class A	225,378	7,421,698
Liberty Media Corp.(a)	58,194	5,129,801
National CineMedia, Inc.(b)	408,110	6,244,083
Regal Entertainment Group, Class A(b)	317,120	4,312,832
Valassis Communications, Inc.(a)(b)	313,470	7,209,810
Virgin Media, Inc.	321,061	8,020,104
Total		38,338,328
Multiline Retail 1.4%
Macy’s, Inc.	378,541	15,039,434
Specialty Retail 0.5%
Aeropostale, Inc.(a)	241,686	5,225,251

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)

TOTAL CONSUMER DISCRETIONARY		$133,116,192
CONSUMER STAPLES 6.3%
Food Products 3.6%
Dean Foods Co.(a)	418,538	5,068,495
Post Holdings, Inc.(a)	185,403	6,105,321
Ralcorp Holdings, Inc.(a)	209,485	15,520,743
Sara Lee Corp.	570,256	12,277,612
Total		38,972,171
Tobacco 2.7%
Lorillard, Inc.	218,550	28,297,854
TOTAL CONSUMER STAPLES		67,270,025
ENERGY 8.3%
Energy Equipment & Services 2.7%
C&J Energy Services, Inc.(a)(b)	180,169	3,205,207
McDermott International, Inc.(a)	222,683	2,852,569
Nabors Industries Ltd.(a)	479,868	8,392,891
Noble Corp.(a)(b)	375,567	14,072,496
Total		28,523,163
Oil, Gas & Consumable Fuels 5.6%
El Paso Corp.	277,470	8,199,238
Enbridge, Inc.	585,808	22,758,641
Pioneer Natural Resources Co.	49,013	5,469,361
QEP Resources, Inc.	218,777	6,672,698
SM Energy Co.(b)	55,763	3,946,348
Whiting Petroleum Corp.(a)(b)	240,244	13,045,249
Total		60,091,535
TOTAL ENERGY		88,614,698
FINANCIALS 20.8%
Capital Markets 2.3%
Invesco Ltd.	736,268	19,636,267
Lazard Ltd., Class A(b)	180,546	5,156,394
Total		24,792,661
Commercial Banks 8.9%
CIT Group, Inc.(a)	890,425	36,721,127
Comerica, Inc.	438,855	14,201,348
Cullen/Frost Bankers, Inc.(b)	49,081	2,856,023
Fifth Third Bancorp	960,851	13,499,956
Huntington Bancshares, Inc.	1,676,753	10,815,057
KeyCorp	213,236	1,812,506
M&T Bank Corp.	79,936	6,944,840

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
SunTrust Banks, Inc.	139,670	$3,375,824
TCF Financial Corp.(b)	395,739	4,705,337
Total		94,932,018
Diversified Financial Services 0.2%
Pico Holdings, Inc.(a)(b)	114,923	2,694,944
Insurance 6.9%
Assurant, Inc.	288,248	11,674,044
Axis Capital Holdings Ltd.	204,440	6,781,275
Everest Re Group Ltd.	126,735	11,725,522
Lincoln National Corp.(b)	569,546	15,013,232
PartnerRe Ltd.	56,603	3,842,778
Validus Holdings Ltd.	210,068	6,501,605
XL Group PLC	838,269	18,182,055
Total		73,720,511
Real Estate Investment Trusts (REITs) 2.5%
Boston Properties, Inc.	22,048	2,314,819
Digital Realty Trust, Inc.	31,728	2,346,920
Douglas Emmett, Inc.	101,886	2,324,020
Equity Lifestyle Properties, Inc.	33,986	2,370,184
Equity Residential	76,822	4,810,594
Hospitality Properties Trust	89,052	2,357,206
Rayonier, Inc.(b)	180,442	7,955,688
Taubman Centers, Inc.	32,238	2,351,762
Total		26,831,193
TOTAL FINANCIALS		222,971,327
HEALTH CARE 9.8%
Health Care Equipment & Supplies 2.0%
Teleflex, Inc.	174,480	10,669,452
Zimmer Holdings, Inc.	168,397	10,824,559
Total		21,494,011
Health Care Providers & Services 2.4%
CIGNA Corp.	304,137	14,978,747
Humana, Inc.	113,197	10,468,459
Total		25,447,206
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	400,991	17,848,109
Pharmaceuticals 3.7%
Mylan, Inc.(a)	1,149,303	26,951,155

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc.(a)	190,042	$12,744,217
Total		39,695,372
TOTAL HEALTH CARE		104,484,698
INDUSTRIALS 15.9%
Aerospace & Defense 0.5%
Embraer SA, ADR(b)	178,739	5,716,073
Airlines 1.1%
Delta Air Lines, Inc.(a)	411,683	4,079,779
U.S. Airways Group, Inc.(a)(b)	288,847	2,192,349
United Continental Holdings, Inc.(a)(b)	237,049	5,096,553
Total		11,368,681
Building Products 0.9%
AO Smith Corp.	214,532	9,643,213
Construction & Engineering 1.9%
Chicago Bridge & Iron Co. NV	232,116	10,025,090
Jacobs Engineering Group, Inc.(a)	105,869	4,697,408
KBR, Inc.	172,820	6,143,751
Total		20,866,249
Electrical Equipment 3.7%
Cooper Industries PLC(b)	490,023	31,336,971
Rockwell Automation, Inc.	111,423	8,880,413
Total		40,217,384
Machinery 4.1%
AGCO Corp.(a)	191,265	9,029,621
Eaton Corp.	282,664	14,085,147
Navistar International Corp.(a)	220,292	8,910,812
Parker Hannifin Corp.	135,037	11,417,378
Total		43,442,958
Road & Rail 3.7%
Con-way, Inc.	105,067	3,426,235
JB Hunt Transport Services, Inc.(b)	243,538	13,241,161
Kansas City Southern(a)	240,892	17,269,547
Werner Enterprises, Inc.(b)	211,986	5,269,972
Total		39,206,915
TOTAL INDUSTRIALS		170,461,473

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 8.1%
Communications Equipment 0.4%
Juniper Networks, Inc.(a)	167,524	$3,832,949
Computers & Peripherals 1.3%
Diebold, Inc.	191,482	7,375,887
Western Digital Corp.(a)	157,814	6,531,921
Total		13,907,808
Electronic Equipment, Instruments & Components 2.1%
Amphenol Corp., Class A	181,051	10,821,418
Avnet, Inc.(a)	322,488	11,735,339
Total		22,556,757
IT Services 0.8%
Amdocs Ltd.(a)	285,573	9,018,395
Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc. (a)(b)	799,431	6,411,437
LSI Corp.(a)	1,760,991	15,285,402
Microchip Technology, Inc.(b)	333,266	12,397,495
ON Semiconductor Corp.(a)	340,223	3,065,409
Total		37,159,743
TOTAL INFORMATION TECHNOLOGY		86,475,652
MATERIALS 7.2%
Chemicals 4.4%
Agrium, Inc.	25,664	2,216,599
Eastman Chemical Co.	505,707	26,139,995
PPG Industries, Inc.	194,855	18,667,109
Total		47,023,703
Containers & Packaging 0.4%
Rock-Tenn Co., Class A	66,228	4,474,364
Metals & Mining 1.6%
Allegheny Technologies, Inc.	137,518	5,661,616
Freeport-McMoRan Copper & Gold, Inc.	58,918	2,241,241
Nucor Corp.	217,165	9,327,237
Total		17,230,094
Paper & Forest Products 0.8%
Domtar Corp.	83,618	7,975,485
TOTAL MATERIALS		76,703,646

Issuer		Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%
CenturyLink, Inc.		309,993	$11,981,229
TOTAL TELECOMMUNICATION SERVICES			11,981,229
UTILITIES 7.6%
Electric Utilities 2.3%
Entergy Corp.		108,791	7,310,755
NV Energy, Inc.(b)		272,402	4,391,120
Pepco Holdings, Inc.(b)		273,216	5,161,050
Pinnacle West Capital Corp.		173,016	8,287,467
Total			25,150,392
Gas Utilities 0.3%
Questar Corp.(b)		175,910	3,388,026
Multi-Utilities 5.0%
Ameren Corp.		132,523	4,317,599
CenterPoint Energy, Inc.		516,803	10,191,355
DTE Energy Co.		212,645	11,701,855
Sempra Energy		171,174	10,263,593
Wisconsin Energy Corp.		360,244	12,673,384
Xcel Energy, Inc.		150,617	3,986,832
Total			53,134,618
TOTAL UTILITIES			81,673,036
Total Common Stocks (Cost: $908,572,821)			$1,043,751,976

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.1%
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	$1,416,000	$1,334,580
Total Convertible Bonds (Cost: $1,416,000)			$1,334,580

		Shares	Value

Money Market Funds 2.8%
Columbia Short-Term Cash Fund, 0.161%(c)(d)		29,955,121	$29,955,121
Total Money Market Funds (Cost: $29,955,121)			$29,955,121

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 7.4%
Asset-Backed Commercial Paper 0.5%
Kells Funding LLC
04/12/12	0.581%	$1,497,777	$1,497,777
06/04/12	0.501%	1,997,361	1,997,361
Royal Park Investments Funding Corp.
04/12/12	0.951%	1,998,364	1,998,364
Total			5,493,502
Certificates of Deposit 3.8%
ABN AMRO Bank N.V.
06/21/12	0.400%	4,994,894	4,994,894
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	3,000,038	3,000,038
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
04/10/12	0.335%	5,000,000	5,000,000
Norinchukin Bank
05/21/12	0.470%	2,000,000	2,000,000
Skandinaviska Enskilda Banken
04/16/12	0.360%	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	5,000,000	5,000,000
United Overseas Bank Ltd.
04/16/12	0.230%	5,000,000	5,000,000
Westpac Banking Corp.
04/02/12	0.250%	4,000,000	4,000,000
Total			40,994,932

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Other Short-Term Obligations 0.2%
Natixis Financial Products LLC
04/02/12	0.450%	$2,000,000	$2,000,000
Repurchase Agreements 2.9%
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $3,000,068(e)
	0.270%	3,000,000	3,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,108(e)
	0.260%	5,000,000	5,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $10,000,167(e)
	0.200%	10,000,000	10,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(e)
	0.270%	5,000,000	5,000,000
Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $7,560,061(e)
	0.190%	7,559,942	7,559,942
Total			30,559,942
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $79,048,376)			$79,048,376
Total Investments
(Cost: $1,018,992,318)(f)			$1,154,090,053(g)
Other Assets & Liabilities, Net			(83,571,497)
Net Assets			$1,070,518,556

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At March 31, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(d)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$26,959,555	$76,429,043	$(73,433,477)	$—	$29,955,121	$10,767	$29,955,121

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$29,572
Government National Mortgage Association	221,303
United States Treasury Note/Bond	2,809,125
Total Market Value of Collateral Securities	$3,060,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$861,188
Fannie Mae REMICS	1,480,776
Freddie Mac Gold Pool	180,129
Freddie Mac REMICS	1,777,679
Government National Mortgage Association	207,600
United States Treasury Inflation Indexed Bonds	186,044
United States Treasury Note/Bond	406,695
Total Market Value of Collateral Securities	$5,100,111

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$5,713,592
Freddie Mac Gold Pool	4,486,408
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$6,376
Fannie Mae Pool	1,394,007
Fannie Mae REMICS	238,011
Fannie Mae-Aces	6,753
Federal Farm Credit Bank	203,073
Federal Home Loan Banks	102,197
Federal Home Loan Mortgage Corp	153,519
Federal National Mortgage Association	177,266
Freddie Mac Coupon Strips	11,549
Freddie Mac Gold Pool	463,542
Freddie Mac Non Gold Pool	104,350
Freddie Mac Reference REMIC	15
Freddie Mac REMICS	386,122
Ginnie Mae I Pool	471,803
Ginnie Mae II Pool	707,404
Government National Mortgage Association	315,987
United States Treasury Bill	73,942
United States Treasury Inflation Indexed Bonds	13,990
United States Treasury Note/Bond	258,941
United States Treasury Strip Coupon	11,153
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$6,211,751
Freddie Mac Gold Pool	1,499,390
Total Market Value of Collateral Securities	$7,711,141

(f)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $1,018,992,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$147,691,000
Unrealized Depreciation	(12,593,000)
Net Unrealized Appreciation	$135,098,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$133,116,192	$—	$—	$133,116,192
Consumer Staples	67,270,025	—	—	67,270,025
Energy	88,614,698	—	—	88,614,698
Financials	222,971,327	—	—	222,971,327
Health Care	104,484,698	—	—	104,484,698
Industrials	170,461,473	—	—	170,461,473
Information Technology	86,475,652	—	—	86,475,652
Materials	76,703,646	—	—	76,703,646
Telecommunication Services	11,981,229	—	—	11,981,229
Utilities	81,673,036	—	—	81,673,036
Total Equity Securities	1,043,751,976	—	—	1,043,751,976

Bonds
Convertible Bonds	—	1,334,580	—	1,334,580
Total Bonds	—	1,334,580	—	1,334,580

Other
Money Market Funds	29,955,121	—	—	29,955,121
Investments of Cash Collateral Received for Securities on Loan	—	79,048,376	—	79,048,376
Total Other	29,955,121	79,048,376	—	109,003,497
Total	$1,073,707,097	$80,382,956	$—	$1,154,090,053

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – S&P 500 Index Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%
CONSUMER DISCRETIONARY 10.8%
Auto Components 0.3%
BorgWarner, Inc.(a)(b)	1,890	$159,403
Goodyear Tire & Rubber Co. (The)(b)	4,238	47,550
Johnson Controls, Inc.	11,782	382,679
Total		589,632
Automobiles 0.5%
Ford Motor Co.	65,789	821,705
Harley-Davidson, Inc.	3,955	194,111
Total		1,015,816
Distributors 0.1%
Genuine Parts Co.	2,701	169,488
Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A(b)	1,945	75,155
DeVry, Inc.	1,031	34,920
H&R Block, Inc.	5,065	83,420
Total		193,495
Hotels, Restaurants & Leisure 2.0%
Carnival Corp.	7,837	251,411
Chipotle Mexican Grill, Inc.(b)	541	226,138
Darden Restaurants, Inc.(a)	2,228	113,984
International Game Technology	5,149	86,452
Marriott International, Inc., Class A(a)	4,625	175,056
McDonald’s Corp.	17,629	1,729,405
Starbucks Corp.	13,037	728,638
Starwood Hotels & Resorts Worldwide, Inc.	3,395	191,512
Wyndham Worldwide Corp.	2,527	117,531
Wynn Resorts Ltd.	1,377	171,960
Yum! Brands, Inc.	7,974	567,589
Total		4,359,676
Household Durables 0.2%
D.R. Horton, Inc.(a)	4,823	73,165
Harman International Industries, Inc.	1,211	56,687
Leggett & Platt, Inc.(a)	2,428	55,868
Lennar Corp., Class A(a)	2,813	76,457
Newell Rubbermaid, Inc.	4,995	88,961
PulteGroup, Inc.(a)(b)	5,831	51,605
Whirlpool Corp.	1,328	102,070
Total		504,813
Internet & Catalog Retail 0.9%
Amazon.com, Inc.(b)	6,305	1,276,826
Expedia, Inc.(a)	1,645	55,009
Netflix, Inc.(a)(b)	959	110,323

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail (continued)
priceline.com, Inc.(a)(b)	860	$617,050
TripAdvisor, Inc.(a)(b)	1,645	58,677
Total		2,117,885
Leisure Equipment & Products 0.1%
Hasbro, Inc.(a)	2,003	73,550
Mattel, Inc.(a)	5,863	197,349
Total		270,899
Media 3.1%
Cablevision Systems Corp., Class A(a)	3,748	55,021
CBS Corp., Class B Non Voting	11,240	381,148
Comcast Corp., Class A	46,670	1,400,567
DIRECTV, Class A (b)	11,704	577,475
Discovery Communications, Inc., Class A(a)(b)	4,477	226,536
Gannett Co., Inc.(a)	4,100	62,853
Interpublic Group of Companies, Inc. (The)	7,726	88,154
McGraw-Hill Companies, Inc. (The)	4,809	233,092
News Corp., Class A	37,252	733,492
Omnicom Group, Inc.	4,723	239,220
Scripps Networks Interactive, Inc., Class A(a)	1,649	80,290
Time Warner Cable, Inc.	5,436	443,034
Time Warner, Inc.	16,782	633,520
Viacom, Inc., Class B	9,354	443,941
Walt Disney Co. (The)	31,022	1,358,143
Washington Post Co. (The), Class B	86	32,127
Total		6,988,613
Multiline Retail 0.8%
Big Lots, Inc.(b)	1,140	49,043
Dollar Tree, Inc.(b)	2,065	195,122
Family Dollar Stores, Inc.	2,036	128,838
JCPenney Co., Inc.	2,505	88,752
Kohl’s Corp.(a)	4,389	219,582
Macy’s, Inc.	7,166	284,705
Nordstrom, Inc.	2,770	154,344
Sears Holdings Corp.(a)(b)	659	43,659
Target Corp.	11,625	677,389
Total		1,841,434
Specialty Retail 2.0%
Abercrombie & Fitch Co., Class A	1,478	73,324
AutoNation, Inc.(a)(b)	780	26,762
AutoZone, Inc.(b)	471	175,118
Bed Bath & Beyond, Inc.(b)	4,101	269,723

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Best Buy Co., Inc.(a)	4,915	$116,387
CarMax, Inc.(a)(b)	3,919	135,793
GameStop Corp., Class A(a)	2,365	51,652
Gap, Inc. (The)	5,751	150,331
Home Depot, Inc. (The)	26,686	1,342,573
Limited Brands, Inc.	4,256	204,288
Lowe’s Companies, Inc.	21,480	674,042
O’Reilly Automotive, Inc.(b)	2,206	201,518
Ross Stores, Inc.	3,954	229,727
Staples, Inc.(a)	12,015	194,403
Tiffany & Co.	2,201	152,155
TJX Companies, Inc.	13,054	518,374
Urban Outfitters, Inc.(b)	1,923	55,978
Total		4,572,148
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	4,986	385,318
Nike, Inc., Class B	6,352	688,811
Ralph Lauren Corp.	1,121	195,424
VF Corp.	1,509	220,284
Total		1,489,837
TOTAL CONSUMER DISCRETIONARY		24,113,736
CONSUMER STAPLES 10.7%
Beverages 2.5%
Beam, Inc.	2,708	158,607
Brown-Forman Corp., Class B	1,723	143,681
Coca-Cola Co. (The)	39,179	2,899,638
Coca-Cola Enterprises, Inc.	5,200	148,720
Constellation Brands, Inc., Class A(b)	2,974	70,157
Dr. Pepper Snapple Group, Inc.(a)	3,670	147,571
Molson Coors Brewing Co., Class B	2,715	122,854
PepsiCo, Inc.	27,189	1,803,990
Total		5,495,218
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	7,527	683,452
CVS Caremark Corp.	22,547	1,010,106
Kroger Co. (The)	9,952	241,137
Safeway, Inc.(a)	4,636	93,693
SUPERVALU, Inc.(a)	3,672	20,967
SYSCO Corp.	10,114	302,004
Wal-Mart Stores, Inc.	30,230	1,850,076
Walgreen Co.	15,119	506,335
Whole Foods Market, Inc.	2,814	234,125
Total		4,941,895

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 1.8%
Archer-Daniels-Midland Co.	11,451	$362,539
Campbell Soup Co.(a)	3,087	104,495
ConAgra Foods, Inc.	7,141	187,523
Dean Foods Co.(b)	3,185	38,570
General Mills, Inc.	11,160	440,262
Hershey Co. (The)	2,656	162,892
HJ Heinz Co.	5,536	296,453
Hormel Foods Corp.(a)	2,376	70,140
JM Smucker Co. (The)	1,963	159,710
Kellogg Co.(a)	4,269	228,946
Kraft Foods, Inc., Class A	30,603	1,163,220
McCormick & Co., Inc.	2,303	125,352
Mead Johnson Nutrition Co.(a)	3,528	290,989
Sara Lee Corp.	10,239	220,446
Tyson Foods, Inc., Class A	5,042	96,554
Total		3,948,091
Household Products 2.1%
Clorox Co. (The)	2,249	154,619
Colgate-Palmolive Co.	8,301	811,672
Kimberly-Clark Corp.	6,814	503,486
Procter & Gamble Co. (The)	47,681	3,204,640
Total		4,674,417
Personal Products 0.2%
Avon Products, Inc.	7,461	144,445
Estee Lauder Companies, Inc. (The), Class A	3,895	241,256
Total		385,701
Tobacco 1.9%
Altria Group, Inc.	35,411	1,093,138
Lorillard, Inc.	2,284	295,732
Philip Morris International, Inc.	29,809	2,641,375
Reynolds American, Inc.	5,783	239,648
Total		4,269,893
TOTAL CONSUMER STAPLES		23,715,215
ENERGY 11.1%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	7,572	317,570
Cameron International Corp.(b)	4,263	225,214
Diamond Offshore Drilling, Inc.	1,200	80,100
FMC Technologies, Inc.(a)(b)	4,140	208,739
Halliburton Co.	15,978	530,310
Helmerich & Payne, Inc.(a)	1,854	100,023
Nabors Industries Ltd.(b)	5,000	87,450

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
National Oilwell Varco, Inc.	7,347	$583,866
Noble Corp.(a)(b)	4,361	163,407
Rowan Companies, Inc.(b)	2,136	70,338
Schlumberger Ltd.	23,082	1,614,124
Total		3,981,141
Oil, Gas & Consumable Fuels 9.3%
Alpha Natural Resources, Inc.(b)	3,811	57,965
Anadarko Petroleum Corp.	8,630	676,074
Apache Corp.	6,655	668,428
Cabot Oil & Gas Corp.	3,634	113,272
Chesapeake Energy Corp.(a)	11,466	265,667
Chevron Corp.	34,222	3,669,967
ConocoPhillips	22,146	1,683,317
Consol Energy, Inc.	3,926	133,877
Denbury Resources, Inc.(a)(b)	6,760	123,235
Devon Energy Corp.	6,998	497,698
El Paso Corp.	13,375	395,231
EOG Resources, Inc.	4,658	517,504
EQT Corp.	2,591	124,912
Exxon Mobil Corp.	81,582	7,075,607
Hess Corp.	5,236	308,662
Marathon Oil Corp.	12,181	386,138
Marathon Petroleum Corp.	6,021	261,071
Murphy Oil Corp.	3,359	189,011
Newfield Exploration Co.(b)	2,290	79,417
Noble Energy, Inc.	3,060	299,207
Occidental Petroleum Corp.	14,042	1,337,220
Peabody Energy Corp.	4,714	136,517
Pioneer Natural Resources Co.(a)	2,130	237,687
QEP Resources, Inc.(a)	3,075	93,788
Range Resources Corp.	2,735	159,013
Southwestern Energy Co.(a)(b)	6,039	184,793
Spectra Energy Corp.	11,268	355,505
Sunoco, Inc.	1,847	70,463
Tesoro Corp.(a)(b)	2,403	64,497
Valero Energy Corp.	9,607	247,572
Williams Companies, Inc. (The)	10,255	315,957
WPX Energy, Inc.(b)	3,442	61,990
Total		20,791,262
TOTAL ENERGY		24,772,403
FINANCIALS 14.8%
Capital Markets 2.0%
Ameriprise Financial, Inc.(c)	3,836	219,151
Bank of New York Mellon Corp. (The)	20,856	503,255

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
BlackRock, Inc.	1,740	$356,526
Charles Schwab Corp. (The)(a)	18,709	268,848
E*Trade Financial Corp.(b)	4,397	48,147
Federated Investors, Inc., Class B(a)	1,601	35,878
Franklin Resources, Inc.	2,462	305,362
Goldman Sachs Group, Inc. (The)	8,569	1,065,727
Invesco Ltd.	7,720	205,892
Legg Mason, Inc.	2,156	60,217
Morgan Stanley	26,370	517,907
Northern Trust Corp.	4,178	198,246
State Street Corp.(d)	8,443	384,157
T Rowe Price Group, Inc.	4,385	286,341
Total		4,455,654
Commercial Banks 2.8%
BB&T Corp.	12,064	378,689
Comerica, Inc.(a)	3,421	110,704
Fifth Third Bancorp	15,921	223,690
First Horizon National Corp.(a)	4,435	46,035
Huntington Bancshares, Inc.	14,966	96,531
KeyCorp	16,494	140,199
M&T Bank Corp.	2,188	190,093
PNC Financial Services Group, Inc.	9,135	589,116
Regions Financial Corp.	24,452	161,139
SunTrust Banks, Inc.	9,218	222,799
U.S. Bancorp	33,076	1,047,848
Wells Fargo & Co.	91,279	3,116,265
Zions Bancorporation(a)	3,185	68,350
Total		6,391,458
Consumer Finance 0.9%
American Express Co.	17,563	1,016,195
Capital One Financial Corp.	9,584	534,212
Discover Financial Services	9,173	305,828
SLM Corp.	8,816	138,940
Total		1,995,175
Diversified Financial Services 3.4%
Bank of America Corp.	185,766	1,777,780
Citigroup, Inc.	50,694	1,852,866
CME Group, Inc.	1,155	334,176
IntercontinentalExchange, Inc.(b)	1,261	173,287
JPMorgan Chase & Co.	66,073	3,038,036
Leucadia National Corp.	3,431	89,549
Moody’s Corp.(a)	3,392	142,803
NASDAQ OMX Group, Inc. (The)(b)	2,162	55,996
NYSE Euronext	4,471	134,175
Total		7,598,668

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 3.5%
ACE Ltd.	5,831	$426,829
Aflac, Inc.	8,086	371,875
Allstate Corp. (The)	8,626	283,968
American International Group, Inc.(b)	9,308	286,966
AON Corp.	5,630	276,208
Assurant, Inc.(a)	1,517	61,438
Berkshire Hathaway, Inc., Class B(b)	30,429	2,469,313
Chubb Corp. (The)	4,692	324,264
Cincinnati Financial Corp.	2,805	96,801
Genworth Financial, Inc., Class A(b)	8,505	70,762
Hartford Financial Services Group, Inc.	7,617	160,566
Lincoln National Corp.(a)	5,041	132,881
Loews Corp.	5,287	210,793
Marsh & McLennan Companies, Inc.	9,406	308,423
MetLife, Inc.	18,356	685,597
Principal Financial Group, Inc.(a)	5,213	153,836
Progressive Corp. (The)	10,585	245,360
Prudential Financial, Inc.	8,138	515,868
Torchmark Corp.(a)	1,732	86,340
Travelers Companies, Inc. (The)	6,801	402,619
Unum Group	5,026	123,036
XL Group PLC	5,461	118,449
Total		7,812,192
Real Estate Investment Trusts (REITs) 2.0%
American Tower Corp.	6,815	429,481
Apartment Investment & Management Co., Class A(a)	2,094	55,303
AvalonBay Communities, Inc.	1,650	233,227
Boston Properties, Inc.(a)	2,569	269,719
Equity Residential(a)	5,192	325,123
HCP, Inc.	7,092	279,850
Health Care REIT, Inc.(a)	3,643	200,219
Host Hotels & Resorts, Inc.(a)	12,246	201,079
Kimco Realty Corp.	7,042	135,629
Plum Creek Timber Co., Inc.(a)	2,791	115,994
ProLogis, Inc.	7,944	286,143
Public Storage	2,458	339,622
Simon Property Group, Inc.(a)	5,301	772,250
Ventas, Inc.(a)	4,997	285,329
Vornado Realty Trust	3,199	269,356
Weyerhaeuser Co.	9,288	203,593
Total		4,401,917
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(b)	5,679	113,353

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	9,129	$66,733
People’s United Financial, Inc.(a)	6,219	82,340
Total		149,073
TOTAL FINANCIALS		32,917,490
HEALTH CARE 11.3%
Biotechnology 1.2%
Amgen, Inc.	13,702	931,599
Biogen Idec, Inc.(b)	4,132	520,508
Celgene Corp.(b)	7,594	588,687
Gilead Sciences, Inc.(b)	13,109	640,375
Total		2,681,169
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	9,701	579,926
Becton Dickinson and Co.	3,639	282,568
Boston Scientific Corp.(b)	25,124	150,242
CareFusion Corp.(b)	3,887	100,790
Covidien PLC	8,364	457,343
CR Bard, Inc.	1,454	143,539
DENTSPLY International, Inc.(a)	2,461	98,760
Edwards Lifesciences Corp.(b)	1,987	144,514
Intuitive Surgical, Inc.(a)(b)	678	367,306
Medtronic, Inc.	18,015	706,008
St. Jude Medical, Inc.(a)	5,544	245,655
Stryker Corp.	5,606	311,021
Varian Medical Systems, Inc.(b)	1,960	135,162
Zimmer Holdings, Inc.(a)	3,084	198,239
Total		3,921,073
Health Care Providers & Services 2.1%
Aetna, Inc.	6,069	304,421
AmerisourceBergen Corp.	4,466	177,211
Cardinal Health, Inc.	5,985	258,013
CIGNA Corp.	4,963	244,428
Coventry Health Care, Inc.	2,439	86,755
DaVita, Inc.(b)	1,622	146,256
Express Scripts, Inc.	8,396	454,895
Humana, Inc.	2,841	262,736
Laboratory Corp. of America Holdings(a)(b)	1,681	153,879
McKesson Corp.	4,259	373,812
Medco Health Solutions, Inc.	6,720	472,416
Patterson Companies, Inc.	1,513	50,534
Quest Diagnostics, Inc.	2,739	167,490
Tenet Healthcare Corp.(a)(b)	7,094	37,669
UnitedHealth Group, Inc.	18,085	1,065,930

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
WellPoint, Inc.	5,797	$427,819
Total		4,684,264
Health Care Technology 0.1%
Cerner Corp.(a)(b)	2,524	192,228
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	6,016	267,772
Life Technologies Corp.(b)	3,087	150,707
PerkinElmer, Inc.(a)	1,960	54,214
Thermo Fisher Scientific, Inc.	6,333	357,054
Waters Corp.(b)	1,542	142,882
Total		972,629
Pharmaceuticals 5.7%
Abbott Laboratories	27,220	1,668,314
Allergan, Inc.	5,271	503,012
Bristol-Myers Squibb Co.	29,220	986,175
Eli Lilly & Co.	17,671	711,611
Forest Laboratories, Inc.(b)	4,598	159,505
Hospira, Inc.(a)(b)	2,852	106,636
Johnson & Johnson	47,517	3,134,221
Merck & Co., Inc.	52,687	2,023,181
Mylan, Inc.(b)	7,385	173,178
Perrigo Co.(a)	1,616	166,949
Pfizer, Inc.	130,490	2,956,903
Watson Pharmaceuticals, Inc.(b)	2,205	147,867
Total		12,737,552
TOTAL HEALTH CARE		25,188,915
INDUSTRIALS 10.5%
Aerospace & Defense 2.5%
Boeing Co. (The)	12,909	960,042
General Dynamics Corp.	6,174	453,048
Goodrich Corp.	2,180	273,459
Honeywell International, Inc.	13,416	819,047
L-3 Communications Holdings, Inc.(a)	1,715	121,371
Lockheed Martin Corp.	4,615	414,704
Northrop Grumman Corp.	4,368	266,797
Precision Castparts Corp.	2,517	435,189
Raytheon Co.(a)	5,886	310,663
Rockwell Collins, Inc.	2,574	148,159
Textron, Inc.(a)	4,844	134,809
United Technologies Corp.	15,758	1,306,969
Total		5,644,257

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.(a)	2,823	$184,878
Expeditors International of Washington, Inc.	3,668	170,599
FedEx Corp.	5,442	500,447
United Parcel Service, Inc., Class B	16,599	1,339,871
Total		2,195,795
Airlines 0.1%
Southwest Airlines Co.(a)	13,376	110,218
Building Products –%
Masco Corp.	6,184	82,680
Commercial Services & Supplies 0.4%
Avery Dennison Corp.(a)	1,839	55,409
Cintas Corp.	1,910	74,719
Iron Mountain, Inc.(a)	2,959	85,219
Pitney Bowes, Inc.(a)	3,458	60,792
Republic Services, Inc.	5,440	166,247
RR Donnelley & Sons Co.(a)	3,088	38,260
Stericycle, Inc.(a)(b)	1,463	122,365
Waste Management, Inc.(a)	7,991	279,365
Total		882,376
Construction & Engineering 0.2%
Fluor Corp.	2,925	175,617
Jacobs Engineering Group, Inc.(b)	2,222	98,590
Quanta Services, Inc.(b)	3,654	76,369
Total		350,576
Electrical Equipment 0.5%
Cooper Industries PLC	2,745	175,543
Emerson Electric Co.	12,711	663,260
Rockwell Automation, Inc.	2,467	196,620
Roper Industries, Inc.	1,675	166,093
Total		1,201,516
Industrial Conglomerates 2.6%
3M Co.	12,020	1,072,304
Danaher Corp.	9,904	554,624
General Electric Co.	183,152	3,675,861
Tyco International Ltd.	7,980	448,316
Total		5,751,105
Machinery 2.1%
Caterpillar, Inc.	11,212	1,194,302
Cummins, Inc.	3,327	399,373
Deere & Co.	6,951	562,336

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Dover Corp.	3,174	$199,772
Eaton Corp.	5,794	288,715
Flowserve Corp.	942	108,810
Illinois Tool Works, Inc.	8,377	478,494
Ingersoll-Rand PLC	5,143	212,663
Joy Global, Inc.	1,828	134,358
PACCAR, Inc.(a)	6,181	289,456
Pall Corp.	1,996	119,021
Parker Hannifin Corp.	2,610	220,676
Snap-On, Inc.(a)	1,009	61,519
Stanley Black & Decker, Inc.	2,932	225,647
Xylem, Inc.	3,200	88,800
Total		4,583,942
Professional Services 0.1%
Dun & Bradstreet Corp. (The)(a)	829	70,241
Equifax, Inc.	2,077	91,928
Robert Half International, Inc.(a)	2,456	74,417
Total		236,586
Road & Rail 0.8%
CSX Corp.	18,209	391,858
Norfolk Southern Corp.	5,718	376,416
Ryder System, Inc.	884	46,675
Union Pacific Corp.	8,305	892,621
Total		1,707,570
Trading Companies & Distributors 0.2%
Fastenal Co.(a)	5,116	276,776
WW Grainger, Inc.	1,053	226,195
Total		502,971
TOTAL INDUSTRIALS		23,249,592
INFORMATION TECHNOLOGY 20.3%
Communications Equipment 2.2%
Cisco Systems, Inc.	93,228	1,971,772
F5 Networks, Inc.(b)	1,373	185,300
Harris Corp.(a)	1,968	88,717
JDS Uniphase Corp.(b)	3,977	57,627
Juniper Networks, Inc.(b)	9,113	208,505
Motorola Mobility Holdings, Inc.(b)	4,559	178,895
Motorola Solutions, Inc.	5,091	258,776
QUALCOMM, Inc.	29,278	1,991,490
Total		4,941,082
Computers & Peripherals 5.7%
Apple, Inc.(b)(d)	16,137	9,673,647

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals (continued)
Dell, Inc.(b)	26,428	$438,705
EMC Corp.(b)	35,538	1,061,875
Hewlett-Packard Co.	34,207	815,153
Lexmark International, Inc., Class A(a)	1,231	40,918
NetApp, Inc.(b)	6,288	281,514
SanDisk Corp.(b)	4,195	208,030
Western Digital Corp.(b)	4,050	167,630
Total		12,687,472
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	2,830	169,149
Corning, Inc.	26,345	370,938
FLIR Systems, Inc.(a)	2,667	67,502
Jabil Circuit, Inc.(a)	3,196	80,283
Molex, Inc.	2,372	66,701
TE Connectivity Ltd.	7,378	271,141
Total		1,025,714
Internet Software & Services 1.8%
Akamai Technologies, Inc.(a)(b)	3,079	112,999
eBay, Inc.(b)	19,828	731,455
Google, Inc., Class A(b)	4,386	2,812,479
VeriSign, Inc.	2,762	105,895
Yahoo!, Inc.(b)	21,012	319,803
Total		4,082,631
IT Services 3.9%
Accenture PLC, Class A	11,205	722,722
Automatic Data Processing, Inc.	8,495	468,839
Cognizant Technology Solutions Corp., Class A(b)	5,249	403,911
Computer Sciences Corp.	2,681	80,269
Fidelity National Information Services, Inc.	4,056	134,335
Fiserv, Inc.(b)	2,398	166,397
International Business Machines Corp.	20,051	4,183,641
Mastercard, Inc., Class A	1,835	771,691
Paychex, Inc.	5,587	173,141
SAIC, Inc.(a)(b)	4,779	63,083
Teradata Corp.(b)	2,900	197,635
Total System Services, Inc.	2,776	64,042
Visa, Inc., Class A	8,613	1,016,334
Western Union Co. (The)(a)	10,738	188,989
Total		8,635,029
Office Electronics 0.1%
Xerox Corp.	23,055	186,284

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.(a)(b)	10,154	$81,435
Altera Corp.	5,577	222,076
Analog Devices, Inc.	5,155	208,262
Applied Materials, Inc.	22,348	278,009
Broadcom Corp., Class A(b)	8,491	333,696
First Solar, Inc.(a)(b)	1,019	25,526
Intel Corp.	86,473	2,430,756
KLA-Tencor Corp.	2,887	157,111
Linear Technology Corp.	3,963	133,553
LSI Corp.(b)	9,814	85,186
Microchip Technology, Inc.(a)	3,327	123,764
Micron Technology, Inc.(b)	17,096	138,478
Novellus Systems, Inc.(b)	1,218	60,790
NVIDIA Corp.(b)	10,567	162,626
Teradyne, Inc.(a)(b)	3,231	54,572
Texas Instruments, Inc.	19,817	666,049
Xilinx, Inc.	4,529	164,992
Total		5,326,881
Software 3.7%
Adobe Systems, Inc.(b)	8,544	293,145
Autodesk, Inc.(b)	3,906	165,302
BMC Software, Inc.(b)	2,845	114,255
CA, Inc.(a)	6,306	173,793
Citrix Systems, Inc.(b)	3,214	253,617
Electronic Arts, Inc.(b)	5,735	94,513
Intuit, Inc.	5,103	306,843
Microsoft Corp.	129,264	4,168,764
Oracle Corp.	67,858	1,978,739
Red Hat, Inc.(b)	3,347	200,452
Salesforce.com, Inc.(b)	2,352	363,408
Symantec Corp.(b)	12,626	236,106
Total		8,348,937
TOTAL INFORMATION TECHNOLOGY		45,234,030
MATERIALS 3.4%
Chemicals 2.3%
Air Products & Chemicals, Inc.	3,650	335,070
Airgas, Inc.	1,189	105,785
CF Industries Holdings, Inc.	1,137	207,673
Dow Chemical Co. (The)	20,518	710,744
Eastman Chemical Co.	2,370	122,505
Ecolab, Inc.	5,044	311,316
EI du Pont de Nemours & Co.	16,135	853,541
FMC Corp.	1,207	127,773

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
International Flavors & Fragrances, Inc.	1,398	$81,923
Monsanto Co.	9,270	739,375
Mosaic Co. (The)	5,151	284,799
PPG Industries, Inc.	2,629	251,858
Praxair, Inc.(a)	5,167	592,345
Sherwin-Williams Co. (The)	1,501	163,114
Sigma-Aldrich Corp.(a)	2,090	152,695
Total		5,040,516
Construction Materials —%
Vulcan Materials Co.	2,242	95,801
Containers & Packaging 0.1%
Ball Corp.	2,705	115,991
Bemis Co., Inc.	1,780	57,476
Owens-Illinois, Inc.(b)	2,844	66,379
Sealed Air Corp.	3,327	64,244
Total		304,090
Metals & Mining 0.8%
Alcoa, Inc.	18,454	184,909
Allegheny Technologies, Inc.	1,850	76,164
Cliffs Natural Resources, Inc.	2,457	170,172
Freeport-McMoRan Copper & Gold, Inc.	16,406	624,084
Newmont Mining Corp.	8,574	439,589
Nucor Corp.(a)	5,483	235,495
Titanium Metals Corp.	1,423	19,296
United States Steel Corp.(a)	2,494	73,249
Total		1,822,958
Paper & Forest Products 0.2%
International Paper Co.	7,562	265,426
MeadWestvaco Corp.	2,964	93,633
Total		359,059
TOTAL MATERIALS		7,622,424
TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	102,625	3,204,980
CenturyLink, Inc.(a)	10,721	414,367
Frontier Communications Corp.(a)	17,220	71,807
Verizon Communications, Inc.	49,078	1,876,252
Windstream Corp.(a)	10,147	118,821
Total		5,686,227

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.2%
Crown Castle International Corp.(b)	4,330	$230,962
MetroPCS Communications, Inc.(b)	5,085	45,867
Sprint Nextel Corp.(b)	51,886	147,875
Total		424,704
TOTAL TELECOMMUNICATION SERVICES		6,110,931
UTILITIES 3.3%
Electric Utilities 1.8%
American Electric Power Co., Inc.	8,372	322,992
Duke Energy Corp.(a)	23,125	485,856
Edison International	5,635	239,544
Entergy Corp.	3,060	205,632
Exelon Corp.	14,731	577,613
FirstEnergy Corp.	7,238	329,980
NextEra Energy, Inc.(a)	7,204	440,020
Northeast Utilities	3,066	113,810
Pepco Holdings, Inc.(a)	3,938	74,389
Pinnacle West Capital Corp.	1,890	90,531
PPL Corp.	10,027	283,363
Progress Energy, Inc.	5,113	271,552
Southern Co. (The)	14,998	673,860
Total		4,109,142
Gas Utilities 0.1%
AGL Resources, Inc.	2,024	79,381
Oneok, Inc.	1,800	146,988
Total		226,369
Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)(b)	11,133	145,509
NRG Energy, Inc.(a)(b)	3,942	61,771
Total		207,280
Multi-Utilities 1.3%
Ameren Corp.	4,200	136,836
CenterPoint Energy, Inc.	7,375	145,435
CMS Energy Corp.	4,453	97,966
Consolidated Edison, Inc.(a)	5,065	295,897
Dominion Resources, Inc.(a)	9,873	505,596
DTE Energy Co.	2,928	161,128
Integrys Energy Group, Inc.	1,355	71,802
NiSource, Inc.	4,886	118,974

	Issuer	Shares	Value

Common Stocks (continued)
	UTILITIES (CONTINUED)
	Multi-Utilities (continued)
	PG&E Corp.	7,133	$309,644
	Public Service Enterprise Group, Inc.	8,756	268,021
	SCANA Corp.(a)	2,011	91,722
	Sempra Energy	4,164	249,673
	TECO Energy, Inc.	3,740	65,637
	Wisconsin Energy Corp.(a)	3,985	140,192
	Xcel Energy, Inc.	8,428	223,089
	Total		2,881,612
	TOTAL UTILITIES		7,424,403
	Total Common Stocks (Cost: $167,500,594)		$220,349,139

		Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.161%(c)(e)		2,713,977	$2,713,977
	Total Money Market Funds (Cost: $2,713,977)		$2,713,977

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 6.6%
	Repurchase Agreements 6.6%
	Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $5,000,083(f)
	0.200%	5,000,000	$5,000,000
	Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(f)
	0.270%	5,000,000	5,000,000
	Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $4,814,141(f)
	0.190%	4,814,065	4,814,065
Total			14,814,065
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $14,814,065)			$14,814,065

Total Investments
(Cost: $185,028,636)			$237,877,181(g)
Other Assets & Liabilities, Net			(15,068,740)
Net Assets			$222,808,441

Investment in Derivatives

Futures Contracts Outstanding at March 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	8	$2,806,400	June 2012	$75,872	$—

Notes to Portfolio of Investments

(a)	At March 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Ameriprise Financial, Inc.	$131,946	$—	$(10,342)	$3,660	$125,264	$1,098	$219,151
Columbia Short-Term Cash Fund	2,225,413	6,604,922	(6,116,358)	—	2,713,977	847	2,713,977
Total	$2,357,359	$6,604,922	$(6,126,700)	$3,660	$2,839,241	$1,945	$2,933,128

(d)	At March 31, 2012, investments in securities included securities valued at $544,307 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$2,856,796
Freddie Mac Gold Pool	2,243,204
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$6,376
Fannie Mae Pool	1,394,007
Fannie Mae REMICS	238,011
Fannie Mae-Aces	6,753
Federal Farm Credit Bank	203,073
Federal Home Loan Banks	102,197
Federal Home Loan Mortgage Corp	153,519
Federal National Mortgage Association	177,266

Freddie Mac Coupon Strips	11,549
Freddie Mac Gold Pool	463,542
Freddie Mac Non Gold Pool	104,350
Freddie Mac Reference REMIC	15
Freddie Mac REMICS	386,122
Ginnie Mae I Pool	471,803
Ginnie Mae II Pool	707,404
Government National Mortgage Association	315,987
United States Treasury Bill	73,942
United States Treasury Inflation Indexed Bonds	13,990
United States Treasury Note/Bond	258,941
United States Treasury Strip Coupon	11,153
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$3,955,556
Freddie Mac Gold Pool	954,790
Total Market Value of Collateral Securities	$4,910,346

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$24,113,736	$—	$—	$24,113,736
Consumer Staples	23,715,215	—	—	23,715,215
Energy	24,772,403	—	—	24,772,403
Financials	32,917,490	—	—	32,917,490
Health Care	25,188,915	—	—	25,188,915
Industrials	23,249,592	—	—	23,249,592
Information Technology	45,234,030	—	—	45,234,030
Materials	7,622,424	—	—	7,622,424
Telecommunication Services	6,110,931	—	—	6,110,931
Utilities	7,424,403	—	—	7,424,403
Total Equity Securities	220,349,139	—	—	220,349,139

Other
Money Market Funds	2,713,977	—	—	2,713,977
Investments of Cash Collateral Received for Securities on Loan	—	14,814,065	—	14,814,065
Total Other	2,713,977	14,814,065	—	17,528,042

Investments in Securities	223,063,116	14,814,065	—	237,877,181
Derivatives
Assets
Futures Contracts	75,872	—	—	75,872
Total	$223,138,988	$14,814,065	$—	$237,953,053

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market value approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Select Large-Cap Value Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.8%
CONSUMER DISCRETIONARY 7.5%
Multiline Retail 2.8%
Nordstrom, Inc.	20,000	$1,114,400
Specialty Retail 4.7%
Gap, Inc. (The)(a)	31,000	810,340
Lowe’s Companies, Inc.(a)	35,000	1,098,300
Total		1,908,640
TOTAL CONSUMER DISCRETIONARY		3,023,040
CONSUMER STAPLES 13.1%
Food & Staples Retailing 1.8%
Costco Wholesale Corp.(a)	8,100	735,480
Food Products 6.5%
General Mills, Inc.	25,000	986,250
Tyson Foods, Inc., Class A	85,000	1,627,750
Total		2,614,000
Tobacco 4.8%
Altria Group, Inc.(a)	29,897	922,920
Philip Morris International, Inc.	11,500	1,019,015
Total		1,941,935
TOTAL CONSUMER STAPLES		5,291,415
ENERGY 13.5%
Oil, Gas & Consumable Fuels 13.5%
Chevron Corp.	8,000	857,920
ConocoPhillips	8,500	646,085
Marathon Oil Corp.	30,926	980,354
Marathon Petroleum Corp.	16,463	713,836
Valero Energy Corp.(a)	51,000	1,314,270
Williams Companies, Inc. (The)	30,000	924,300
Total		5,436,765
TOTAL ENERGY		5,436,765
FINANCIALS 34.7%
Capital Markets 1.7%
Morgan Stanley	34,400	675,616
Commercial Banks 8.9%
U.S. Bancorp	48,000	1,520,640
Wells Fargo & Co.	60,000	2,048,400
Total		3,569,040

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 14.6%
Bank of America Corp.	224,766	$2,151,011
Citigroup, Inc.	45,000	1,644,750
JPMorgan Chase & Co.	45,000	2,069,100
Total		5,864,861
Insurance 9.5%
MetLife, Inc.	30,000	1,120,500
Prudential Financial, Inc.	12,000	760,680
Unum Group	80,000	1,958,400
Total		3,839,580
TOTAL FINANCIALS		13,949,097
HEALTH CARE 7.3%
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	11,000	657,580
Health Care Providers & Services 3.5%
Humana, Inc.	15,000	1,387,200
Pharmaceuticals 2.2%
Bristol-Myers Squibb Co.	26,000	877,500
TOTAL HEALTH CARE		2,922,280
INDUSTRIALS 10.4%
Aerospace & Defense 6.7%
General Dynamics Corp.	13,000	953,940
Honeywell International, Inc.	16,000	976,800
United Technologies Corp.	9,000	746,460
Total		2,677,200
Road & Rail 3.7%
CSX Corp.	35,000	753,200
Union Pacific Corp.	7,000	752,360
Total		1,505,560
TOTAL INDUSTRIALS		4,182,760
INFORMATION TECHNOLOGY 3.4%
Communications Equipment 3.4%
Juniper Networks, Inc.(b)	60,000	1,372,800
TOTAL INFORMATION TECHNOLOGY		1,372,800

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 5.5%
Chemicals 5.5%
EI du Pont de Nemours & Co.	17,000	$899,300
Praxair, Inc.(a)	5,000	573,200
Sherwin-Williams Co. (The)	7,000	760,690
Total		2,233,190
TOTAL MATERIALS		2,233,190
UTILITIES 4.4%
Independent Power Producers & Energy Traders 4.4%
AES Corp. (The)(b)	135,000	1,764,450
TOTAL UTILITIES		1,764,450
Total Common Stocks (Cost: $32,085,107)		$40,175,797

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.161%(c)(d)	293,300	$293,300
Total Money Market Funds (Cost: $293,300)		$293,300

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 11.6%
Repurchase Agreements 11.6%
Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $4,670,137(e)
	0.190%	$4,670,063	$4,670,063
Total			4,670,063
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $4,670,063)			$4,670,063
Total Investments
(Cost: $37,048,470)			$45,139,160(f)
Other Assets & Liabilities, Net			(4,889,289)
Net Assets			$40,249,871

Notes to Portfolio of Investments

(a)	At March 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(d)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$2,172,079	$(1,878,779)	$—	$293,300	$83	$293,300

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$3,837,235
Freddie Mac Gold Pool	926,230
Total Market Value of Collateral Securities	$4,763,465

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$3,023,040	$—	$—	$3,023,040
Consumer Staples	5,291,415	—	—	5,291,415
Energy	5,436,765	—	—	5,436,765
Financials	13,949,097	—	—	13,949,097
Health Care	2,922,280	—	—	2,922,280
Industrials	4,182,760	—	—	4,182,760
Information Technology	1,372,800	—	—	1,372,800
Materials	2,233,190	—	—	2,233,190
Utilities	1,764,450	—	—	1,764,450
Total Equity Securities	40,175,797	—	—	40,175,797

Other
Money Market Funds	293,300	—	—	293,300
Investments of Cash Collateral Received for Securities on Loan	—	4,670,063	—	4,670,063
Total Other	293,300	4,670,063	—	4,963,363

Investments in Securities	40,469,097	4,670,063	—	45,139,160
Total	$40,469,097	$4,670,063	$—	$45,139,160

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 17.0%
Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.(a)	140,000	$1,639,400
Diversified Consumer Services 3.2%
Sotheby’s	130,000	5,114,200
Hotels, Restaurants & Leisure 6.5%
Penn National Gaming, Inc.(a)	130,000	5,587,400
Texas Roadhouse, Inc.(b)	295,000	4,908,800
Total		10,496,200
Household Durables 3.5%
Lennar Corp., Class A(b)	208,000	5,653,440
Textiles, Apparel & Luxury Goods 2.8%
Hanesbrands, Inc.(a)(b)	150,000	4,431,000
TOTAL CONSUMER DISCRETIONARY		27,334,240
CONSUMER STAPLES 8.3%
Food Products 4.4%
Dean Foods Co.(a)	250,000	3,027,500
Smithfield Foods, Inc.(a)	185,000	4,075,550
Total		7,103,050
Personal Products 3.9%
Herbalife Ltd.	90,000	6,193,800
TOTAL CONSUMER STAPLES		13,296,850
ENERGY 5.3%
Energy Equipment & Services 5.3%
Exterran Holdings, Inc.(a)(b)	130,400	1,719,976
Superior Energy Services, Inc.(a)(b)	118,700	3,128,932
Tetra Technologies, Inc.(a)(b)	400,000	3,768,000
Total		8,616,908
TOTAL ENERGY		8,616,908
FINANCIALS 12.6%
Insurance 12.6%
Aspen Insurance Holdings Ltd.(b)	170,000	4,749,800
Endurance Specialty Holdings Ltd.	80,000	3,252,800
Hanover Insurance Group, Inc. (The)	90,000	3,700,800
Infinity Property & Casualty Corp.(b)	75,000	3,924,750

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Lincoln National Corp.(b)	175,000	$4,613,000
Total		20,241,150
TOTAL FINANCIALS		20,241,150
HEALTH CARE 13.6%
Health Care Equipment & Supplies 1.3%
Analogic Corp.	30,400	2,053,216
Health Care Providers & Services 4.8%
WellCare Health Plans, Inc.(a)	107,000	7,691,160
Pharmaceuticals 7.5%
Impax Laboratories, Inc.(a)	150,000	3,687,000
ISTA Pharmaceuticals, Inc.(a)	430,000	3,874,300
Salix Pharmaceuticals Ltd.(a)(b)	88,000	4,620,000
Total		12,181,300
TOTAL HEALTH CARE		21,925,676
INDUSTRIALS 25.9%
Aerospace & Defense 2.9%
Cubic Corp.	100,000	4,728,000
Airlines 2.9%
United Continental Holdings, Inc.(a)(b)	215,000	4,622,500
Commercial Services & Supplies 4.1%
Brink’s Co. (The)	90,000	2,148,300
Waste Connections, Inc.	135,000	4,391,550
Total		6,539,850
Construction & Engineering 2.4%
Shaw Group, Inc. (The)(a)	120,000	3,805,200
Electrical Equipment 7.2%
Belden, Inc.	150,000	5,686,500
EnerSys(a)(b)	170,000	5,890,501
Total		11,577,001
Machinery 4.6%
Mueller Industries, Inc.(b)	115,000	5,226,750
Navistar International Corp.(a)	3,000	121,350
Wabash National Corp.(a)(b)	207,200	2,144,520
Total		7,492,620

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 1.8%
Swift Transportation Co.(a)	258,300	$2,980,782
TOTAL INDUSTRIALS		41,745,953
INFORMATION TECHNOLOGY 11.9%
IT Services 2.8%
CACI International, Inc., Class A(a)(b)	73,000	4,547,170
Semiconductors & Semiconductor Equipment 6.0%
Cypress Semiconductor Corp.(a)	270,000	4,220,100
ON Semiconductor Corp.(a)	590,000	5,315,900
Total		9,536,000
Software 3.1%
Quest Software, Inc.(a)	215,000	5,003,050
TOTAL INFORMATION TECHNOLOGY		19,086,220
MATERIALS 4.1%
Chemicals 2.6%
Minerals Technologies, Inc.	65,000	4,251,650
Containers & Packaging 1.5%
Owens-Illinois, Inc.(a)	100,000	2,334,000
TOTAL MATERIALS		6,585,650
Total Common Stocks (Cost: $104,557,351)		$158,832,647

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.161%(c)(d)	2,560,442	$2,560,442
Total Money Market Funds (Cost: $2,560,442)		$2,560,442

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 15.2%
Repurchase Agreements 15.2%
Mizuho Securities USA, Inc.
dated 03/30/12, matures 04/02/12,
repurchase price $5,000,113(e)
	0.270%	5,000,000	$5,000,000
Natixis Financial Products, Inc.
dated 03/30/12, matures 04/02/12,
repurchase price $10,000,217(e)
	0.260%	10,000,000	10,000,000
Nomura Securities
dated 03/30/12, matures 04/02/12,
repurchase price $5,000,083(e)
	0.200%	5,000,000	5,000,000
Pershing LLC
dated 03/30/12, matures 04/02/12,
repurchase price $4,000,090(e)
	0.270%	4,000,000	4,000,000
Societe Generale
dated 03/30/12, matures 04/02/12,
repurchase price $446,855(e)
	0.190%	446,848	446,848
Total			24,446,848
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $24,446,848)			$24,446,848
Total Investments
(Cost: $131,564,641)			$185,839,937(f)
Other Assets & Liabilities, Net			(24,958,695)
Net Assets			$160,881,242

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At March 31, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.

(d)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$68,066	$7,579,128	$(5,086,752)	$—	$2,560,442	$206	$2,560,442

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$49,286
Government National Mortgage Association	368,838
United States Treasury Note/Bond	4,681,876
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$1,722,374
Fannie Mae REMICS	2,961,553
Freddie Mac Gold Pool	360,258
Freddie Mac REMICS	3,555,359
Government National Mortgage Association	415,199
United States Treasury Inflation Indexed Bonds	372,088
United States Treasury Note/Bond	813,390
Total Market Value of Collateral Securities	$10,200,221

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$2,856,796
Freddie Mac Gold Pool	2,243,204
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$5,101
Fannie Mae Pool	1,115,206
Fannie Mae REMICS	190,409
Fannie Mae-Aces	5,403
Federal Farm Credit Bank	162,459
Federal Home Loan Banks	81,758
Federal Home Loan Mortgage Corp	122,815
Federal National Mortgage Association	141,813
Freddie Mac Coupon Strips	9,238
Freddie Mac Gold Pool	370,833
Freddie Mac Non Gold Pool	83,480
Freddie Mac Reference REMIC	12
Freddie Mac REMICS	308,897
Ginnie Mae I Pool	377,443
Ginnie Mae II Pool	565,923
Government National Mortgage Association	252,789
United States Treasury Bill	59,154
United States Treasury Inflation Indexed Bonds	11,192
United States Treasury Note/Bond	207,153
United States Treasury Strip Coupon	8,922
Total Market Value of Collateral Securities	$4,080,000

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$367,160
Freddie Mac Gold Pool	88,625
Total Market Value of Collateral Securities	$455,785

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$27,334,240	$—	$—	$27,334,240
Consumer Staples	13,296,850	—	—	13,296,850
Energy	8,616,908	—	—	8,616,908
Financials	20,241,150	—	—	20,241,150
Health Care	21,925,676	—	—	21,925,676
Industrials	41,745,953	—	—	41,745,953
Information Technology	19,086,220	—	—	19,086,220
Materials	6,585,650	—	—	6,585,650
Total Equity Securities	158,832,647	—	—	158,832,647

Other
Money Market Funds	2,560,442	—	—	2,560,442
Investments of Cash Collateral Received for Securities on Loan	—	24,446,848	—	24,446,848
Total Other	2,560,442	24,446,848	—	27,007,290
Total	$161,393,089	$24,446,848	$—	$185,839,937

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Seligman Global Technology Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 86.3%
CONSUMER DISCRETIONARY 0.5%
Household Durables 0.5%
Panasonic Corp.(a)	51,000	$475,568
TOTAL CONSUMER DISCRETIONARY		475,568
HEALTH CARE 2.2%
Health Care Equipment & Supplies 0.4%
Baxter International, Inc.	7,400	442,372
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	11,300	502,963
Life Technologies Corp.(b)	7,800	380,796
Thermo Fisher Scientific, Inc.	15,700	885,166
Total		1,768,925
TOTAL HEALTH CARE		2,211,297
INFORMATION TECHNOLOGY 82.9%
Communications Equipment 5.6%
Cisco Systems, Inc.	95,500	2,019,825
Comverse Technology, Inc.(b)	279	1,917
QUALCOMM, Inc.	48,648	3,309,037
Radware, Ltd.	6,400	239,616
Total		5,570,395
Computers & Peripherals 14.3%
Apple, Inc.(b)	9,800	5,874,806
Dell, Inc.(b)	129,200	2,144,720
Electronics for Imaging, Inc.(b)(c)	38,000	631,560
EMC Corp.(b)	90,600	2,707,128
NetApp, Inc.(b)	52,700	2,359,379
Western Digital Corp.(b)	12,900	533,931
Total		14,251,524
Electronic Equipment, Instruments & Components 4.0%
Avnet, Inc.(b)	35,200	1,280,928
Flextronics International Ltd.(b)	100,200	724,446
IPG Photonics Corp.(a)(b)	4,970	258,688
Kyocera Corp.	6,100	564,243
Murata Manufacturing Co., Ltd.	19,400	1,157,483
Tripod Technology Corp.	10	34
Total		3,985,822
Internet Software & Services 3.9%
Baidu, Inc., ADR(b)	12,900	1,880,433
Constant Contact, Inc.(a)(b)	15,600	464,724
Gree, Inc.(a)	20,000	503,913
LogMeIn, Inc.(a)(b)	14,100	496,743

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Open Text Corp.(b)	4,700	$287,405
Yandex NV, Class A(b)	11,900	319,753
Total		3,952,971
IT Services 7.8%
Amdocs Ltd.(b)	118,110	3,729,914
FleetCor Technologies, Inc.(b)	13,000	504,010
Logica PLC	341,200	543,566
Visa, Inc., Class A	19,200	2,265,600
WNS Holdings Ltd., ADR(b)	64,815	781,021
Total		7,824,111
Office Electronics 2.1%
Canon, Inc.	10,400	497,495
Xerox Corp.	197,200	1,593,376
Total		2,090,871
Semiconductors & Semiconductor Equipment 15.9%
Advanced Micro Devices, Inc.(a)(b)	565,972	4,539,095
Advanced Semiconductor Engineering, Inc.	51	52
ASML Holding NV	20,500	1,024,735
Broadcom Corp., Class A(b)	25,000	982,500
KLA-Tencor Corp.(a)	62,200	3,384,924
Marvell Technology Group Ltd.(b)	18,400	289,432
Microsemi Corp.(b)	36,900	791,136
Novellus Systems, Inc.(b)	64,400	3,214,204
Semtech Corp.(a)(b)	13,700	389,902
Shinko Electric Industries Co., Ltd.	52,800	520,731
Teradyne, Inc.(a)(b)	43,100	727,959
Total		15,864,670
Software 29.3%
Application Software 14.4%
Cadence Design Systems, Inc.(a)(b)	44,600	528,064
Citrix Systems, Inc.(b)	7,100	560,261
JDA Software Group, Inc.(a)(b)	39,500	1,085,460
NICE Systems Ltd., ADR(b)	38,200	1,501,260
Nuance Communications, Inc.(a)(b)	113,700	2,908,446
Parametric Technology Corp.(b)	109,642	3,063,398
Synopsys, Inc.(b)(c)	152,700	4,681,782
Total		14,328,671
Systems Software 14.9%
BMC Software, Inc.(b)	32,930	1,322,469
Check Point Software Technologies Ltd.(a)(b)	26,612	1,698,910
Microsoft Corp.	115,200	3,715,200

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Systems Software (continued)
Oracle Corp.	68,800	$2,006,208
Rovi Corp.(b)	55,000	1,790,250
Symantec Corp.(b)	234,523	4,385,580
Total		14,918,617
TOTAL INFORMATION TECHNOLOGY		82,787,652
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	23,100	721,413
TOTAL TELECOMMUNICATION SERVICES		721,413
Total Common Stocks (Cost: $71,635,548)		$86,195,930

	Shares	Value

Money Market Funds 13.2%
Columbia Short-Term Cash Fund, 0.161%(c)(d)	13,234,538	$13,234,538
Total Money Market Funds (Cost: $13,234,538)		$13,234,538

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 13.7%
Repurchase Agreements 13.7%
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $3,500,076(e)
	0.260%	$3,500,000	$3,500,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $3,000,068(e)
	0.270%	3,000,000	3,000,000
Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $7,151,902(e)
	0.190%	7,151,788	7,151,788
Total			13,651,788
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $13,651,788)			$13,651,788
Total Investments
(Cost: $98,521,874)(f)			$113,082,256(g)
Other Assets & Liabilities, Net			(13,189,937)
Net Assets			$99,892,319

Notes to Portfolio of Investments

(a)	At March 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$4,543,965	$17,410,349	$(8,719,776)	$—	$13,234,538	$3,979	$13,234,538

(d)	The rate shown is the seven-day current annualized yield at March 31, 2012.

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$602,831
Fannie Mae REMICS	1,036,543
Freddie Mac Gold Pool	126,090
Freddie Mac REMICS	1,244,376
Government National Mortgage Association	145,320
United States Treasury Inflation Indexed Bonds	130,230
United States Treasury Note/Bond	284,687
Total Market Value of Collateral Securities	$3,570,077

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$3,826
Fannie Mae Pool	836,404
Fannie Mae REMICS	142,807
Fannie Mae-Aces	4,052
Federal Farm Credit Bank	121,844
Federal Home Loan Banks	61,318
Federal Home Loan Mortgage Corp	92,111
Federal National Mortgage Association	106,360
Freddie Mac Coupon Strips	6,929
Freddie Mac Gold Pool	278,125
Freddie Mac Non Gold Pool	62,610
Freddie Mac Reference REMIC	9
Freddie Mac REMICS	231,673
Ginnie Mae I Pool	283,082
Ginnie Mae II Pool	424,442
Government National Mortgage Association	189,592
United States Treasury Bill	44,365
United States Treasury Inflation Indexed Bonds	8,394
United States Treasury Note/Bond	155,365
United States Treasury Strip Coupon	6,692
Total Market Value of Collateral Securities	$3,060,000

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$5,876,385
Freddie Mac Gold Pool	1,418,439
Total Market Value of Collateral Securities	$7,294,824

(f)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $98,522,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,280,000
Unrealized Depreciation	(720,000)
Net Unrealized Appreciation	$14,560,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$—	$475,568	$—	$475,568
Health Care	2,211,297	—	—	2,211,297
Information Technology	77,975,400	4,812,252	—	82,787,652
Telecommunication Services	721,413	—	—	721,413
Total Equity Securities	80,908,110	5,287,820	—	86,195,930

Other
Money Market Funds	13,234,538	—	—	13,234,538
Investments of Cash Collateral Received for Securities on Loan	—	13,651,788	—	13,651,788
Total Other	13,234,538	13,651,788	—	26,886,326
Total	$94,142,648	$18,939,608	$—	$113,082,256

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Short Duration U.S. Government Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 1.6%

Agencies 1.6%

Citigroup Funding, Inc. FDIC Government Guaranty
11/15/12	1.875%	$9,985,000	$10,086,018
General Electric Capital Corp. FDIC Government Guaranty
12/28/12	2.625%	10,350,000	10,528,003
Total			20,614,021
Total Corporate Bonds & Notes (Cost: $20,456,104)			$20,614,021

Residential Mortgage-Backed Securities - Agency 30.8%

FDIC Structured Sale Guaranteed Notes CMO Series 2010-S1 Class 1A(a)(b)(c)
02/25/48	0.550%	8,028,156	8,030,059
Federal Home Loan Mortgage Corp.(a)(b)
01/01/37	2.489%	423,509	451,182
09/01/37	5.560%	525,974	546,698
Federal Home Loan Mortgage Corp.(a)(b)(d)
CMO IO Series 3453 Class W
12/15/32	7.151%	2,106,462	399,876
CMO IO Series 3630 Class AI
03/15/17	1.931%	4,331,984	171,265
Federal Home Loan Mortgage Corp.(b)
05/01/26	3.500%	975,857	1,021,120
05/01/23-03/01/41	4.000%	28,619,890	30,249,903
11/01/13-07/01/40	4.500%	11,768,905	12,569,876
11/01/17-04/01/24	5.000%	14,270,369	15,360,827
08/01/17-09/01/19	5.500%	518,929	566,632
03/01/18-03/01/38	6.000%	3,459,874	3,808,895
04/01/17	6.500%	326,734	358,130
06/01/12-06/01/16	7.000%	2,932	3,138
CMO Series 3531 Class CE
01/15/39	3.000%	2,917,728	3,001,024
CMO Series 3711 Class AG
08/15/23	3.000%	1,352,739	1,393,587
CMO Series 3747 Class NA
10/15/18	1.300%	1,102,589	1,114,096
CMO Series 3774 Class AB
12/15/20	3.500%	8,851,350	9,377,117
CMO Series 3831 Class CG
10/15/18	3.000%	7,740,337	8,078,305
CMO Series 3840 Class AU
05/15/37	3.500%	10,232,965	10,542,089
CMO Series 3862 Class LA
11/15/18	2.500%	8,151,498	8,428,035
CMO Series 3986 Class TC
10/15/21	2.000%	6,142,440	6,254,806
Federal Home Loan Mortgage Corp.(b)(d)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO IO Series 2639 Class UI
03/15/22	5.000%	$602,857	$25,014
Federal Home Loan Mortgage Corp.(b)(e)
04/01/27	3.500%	62,970,000	65,843,006
Federal National Mortgage Association(a)(b)
02/01/33	2.133%	139,641	146,665
06/01/34	2.450%	375,020	400,144
12/01/33	4.673%	76,146	80,596
07/01/33	4.952%	223,197	238,839
09/01/37	5.793%	458,000	490,728
07/01/36	5.924%	690,469	742,338
CMO Series 2003-W11 Class A1
06/25/33	3.128%	6,873	6,871
Federal National Mortgage Association(a)(b)(d)
CMO IO Series 2003-32 Class VS
01/25/33	7.358%	480,213	46,722
CMO IO Series 2004-46 Class SI
05/25/34	5.758%	981,657	135,654
CMO IO Series 2004-54 Class SW
06/25/33	5.758%	793,643	86,808
CMO IO Series 2005-57 Class NI
07/25/35	6.458%	491,828	88,705
CMO IO Series 2006-60 Class UI
07/25/36	6.908%	573,214	95,890
Federal National Mortgage Association(b)
10/01/20	3.500%	5,187,077	5,481,889
03/01/23-09/01/40	4.500%	5,713,638	6,176,058
02/01/13-06/01/40	5.000%	31,837,096	34,496,401
09/01/12-07/01/36	5.500%	40,236,973	44,003,446
01/01/17-04/01/33	6.000%	4,197,243	4,623,391
03/01/15-06/01/17	7.000%	90,630	98,759
CMO Series 1988-4 Class Z
03/25/18	9.250%	11,309	12,809
CMO Series 20011-23 Class AB
06/25/20	2.750%	8,433,913	8,766,362
CMO Series 2004-60 Class PA
04/25/34	5.500%	830,101	902,055
CMO Series 2006-73 Class PC
05/25/33	6.000%	4,099,442	4,186,616
CMO Series 2010-50 Class AB
01/25/24	2.500%	4,993,636	5,087,940
CMO Series 2010-87 Class GA
02/25/24	4.000%	4,856,026	5,053,728
CMO Series 2011-16 Class GE
03/25/26	2.750%	7,995,790	8,312,258
CMO Series 2011-25 Class AH
06/25/21	2.750%	7,994,937	8,309,906
CMO Series 2011-3 Class EL
05/25/20	3.000%	9,281,985	9,689,560
CMO Series 2011-38 Class AH
05/25/20	2.750%	4,086,661	4,227,424
CMO Series 2011-6 Class BA
06/25/20	2.750%	10,262,436	10,664,932

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 2012-8 Class MC
12/25/21	2.000%	$12,083,405	$12,293,794
Federal National Mortgage Association(b)(d)
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	49,276	1,622
CMO IO Series 2009-7 Class LI
02/25/39	7.000%	858,085	152,000
Federal National Mortgage Association(b)(e)
04/01/27	3.000%	18,265,000	18,907,128
Federal National Mortgage Association(b)(f)
09/01/36	6.000%	8,807,346	9,781,437
Government National Mortgage Association(b)
08/15/13-01/20/34	6.000%	3,291,205	3,707,554
10/15/13	6.500%	691	718
04/15/13-03/15/18	7.000%	330,322	358,631
CMO Series 2004-19 Class DJ
03/20/34	4.500%	6,401	6,388
Government National Mortgage Association(b)(d)
CMO IO Series 2010-133 Class QI
09/16/34	4.000%	2,551,871	267,336

Total Residential Mortgage-Backed Securities - Agency (Cost: $389,934,796)			$395,724,782

Residential Mortgage-Backed Securities - Non-Agency 0.6%

American Mortgage Trust Series 2093-3 Class 3A(b)(g)(h)
07/27/23	8.188%	1,812	1,098
BCAP LLC Trust CMO Series 2010-RR6 Class 6A1(a)(b)(c)
07/26/37	4.000%	1,087,008	1,088,529
Banc of America Funding Corp. CMO Series 2010-R4 Class 4A1(a)(b)(c)
06/26/37	0.451%	388,720	379,957
Citigroup Mortgage Loan Trust, Inc.(a)(b)(c)
CMO Series 2010-7 Class 3A4
12/25/35	7.057%	300,000	309,622
Citigroup Mortgage Loan Trust, Inc.(b)(c)
CMO Series 2010-6 Class 1A1
05/25/35	4.750%	2,606,860	2,628,838
Comfed Savings Bank CMO Series 1987-1 Class A(a)(b)(g)(h)
01/25/18	7.525%	4,480	224
Credit Suisse Mortgage Capital Certificates(a)(b)(c)
CMO Series 2009-12R Class 30A1
12/27/36	8.020%	165,610	166,619
CMO Series 2010-1R Class 37A1
02/27/37	5.000%	82,360	82,523
Credit Suisse Mortgage Capital Certificates(b)(c)
CMO Series 2009-12R Class 14A1
11/27/35	5.500%	2,103,395	2,169,692
CMO Series 2010-1R Class 47A1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

04/27/37	5.000%	$49,766	$49,876
GSR Mortgage Loan Trust CMO Series 2005-5F Class 2A3(b)
06/25/35	5.500%	2,974	2,968
LVII Resecuritization Trust CMO Series 2009-3 Class A1(a)(b)(c)
11/27/37	5.600%	103,252	103,177
Prime Mortgage Trust CMO Series 2005-1 Class 2A1(b)(c)
09/25/34	5.000%	1,051,532	1,053,911
RBSSP Resecuritization Trust CMO Series 2009-1 Class 4A1(b)(c)
10/26/35	5.500%	100,835	101,389
Residential Asset Securitization Trust CMO Series 2004-A7 Class A1(b)
10/25/34	5.500%	457	455

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $8,068,987)			$8,138,878

Commercial Mortgage-Backed Securities - Agency 13.9%

Federal Home Loan Mortgage Corp.(a)(b)
Multifamily Structured Pass-Through Certificates
CMO Series K001 Class A2
04/25/16	5.651%	1,487,561	1,663,148
Federal Home Loan Mortgage Corp.(b)
Multifamily Structured Pass-Through Certificates
CMO Series K003 Class A1
07/25/13	2.225%	1,620,196	1,633,021
Federal National Mortgage Association(b)
10/01/19	4.430%	1,390,174	1,541,611
10/01/19	4.420%	566,760	628,258
01/01/20	4.570%	145,750	162,549
01/01/20	4.600%	243,167	271,501
05/01/24	5.030%	450,359	504,606
CMO Series 2010-M4 Class A1
06/25/20	2.520%	4,297,008	4,448,512
Government National Mortgage Association(b)
CMO Series 2003-17 Class B
10/16/27	4.999%	3,494	3,499
CMO Series 2009-105 Class A
12/16/50	3.456%	4,972,097	5,152,505
CMO Series 2009-114 Class A
12/16/38	3.103%	3,923,062	4,042,821
CMO Series 2009-63 Class A
01/16/38	3.400%	2,971,664	3,098,106
CMO Series 2009-71 Class A
04/16/38	3.304%	4,197,599	4,352,743
CMO Series 2009-90 Class AC
01/16/33	3.137%	3,950,000	4,059,368
CMO Series 2010-13 Class A
08/16/22	2.461%	2,858,429	2,874,868

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)

CMO Series 2010-141 Class A
08/16/31	1.864%	$8,789,346	$8,865,796
CMO Series 2010-159 Class A
01/16/33	2.159%	8,033,904	8,159,650
CMO Series 2010-16 Class AB
05/16/33	2.676%	1,134,575	1,153,613
CMO Series 2010-161 Class AB
05/16/35	2.110%	6,889,847	7,007,478
CMO Series 2010-18 Class A
12/16/50	3.100%	3,562,677	3,700,980
CMO Series 2010-22 Class AC
12/16/30	2.229%	2,465,280	2,494,348
CMO Series 2010-49 Class A
03/16/51	2.870%	1,831,424	1,873,298
CMO Series 2010-65 Class A
11/16/28	2.017%	2,715,187	2,733,563
CMO Series 2010-83 Class A
10/16/50	2.021%	3,316,089	3,340,674
CMO Series 2011-1 Class A
12/16/31	2.239%	10,813,471	10,999,652
CMO Series 2011-109 Class A
07/16/32	2.450%	9,810,705	10,016,636
CMO Series 2011-16 Class A
11/16/34	2.210%	11,228,708	11,415,949
CMO Series 2011-20 Class A
04/16/32	1.883%	13,723,612	13,867,819
CMO Series 2011-31 Class A
12/16/35	2.210%	11,266,681	11,477,007
CMO Series 2011-49 Class A
07/16/38	2.450%	12,386,947	12,692,571
CMO Series 2011-53 Class A
12/16/34	2.360%	10,641,392	10,883,197
CMO Series 2011-64 Class A
08/16/34	2.380%	14,672,152	14,965,023
CMO Series 2012-1 Class AB
09/16/33	1.999%	4,179,219	4,246,144
CMO Series 2012-2 Class A
06/16/31	1.862%	4,459,696	4,501,907

Total Commercial Mortgage-Backed Securities - Agency (Cost: $176,137,348)			$178,832,421

Commercial Mortgage-Backed Securities - Non-Agency 1.3%

Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4(a)(b)
02/13/42	4.933%	180,000	195,641
Citigroup Commercial Mortgage Trust CMO Series 2004-C2 Class A5(b)
10/15/41	4.733%	110,000	117,682
Commercial Mortgage Pass-Through Certificates Series 2006-C8 Class AAB(b)
12/10/46	5.291%	4,169,858	4,465,568
GMAC Commercial Mortgage Securities, Inc. CMO Series 2003-C2 Class A2(a)(b)
05/10/40	5.454%	105,000	110,473

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

GS Mortgage Securities Corp. II Series 2004-GG2 Class A6(a)(b)
08/01/38	5.396%	$7,655,000	$8,262,926
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2011-C3 Class A4(b)(c)
02/15/46	4.717%	175,000	193,730
Morgan Stanley Capital I Series 2003-IQ6 Class A4(b)
12/15/41	4.970%	365,000	385,560
Morgan Stanley Reremic Trust(a)(b)(c)
Series 2009-GG10 Class A4A
08/12/45	5.787%	1,200,000	1,353,571
Series 2010-GG10 Class A4A
08/15/45	5.787%	800,000	902,381
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4(a)(b)
10/15/44	5.205%	35,000	38,633

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $15,730,866)			$16,026,165

Asset-Backed Securities - Agency —%

Small Business Administration Participation Certificates Series 2001-20H Class 1
08/01/21	6.340%	107,120	118,886

Total Asset-Backed Securities - Agency (Cost: $107,120)			$118,886

Asset-Backed Securities - Non-Agency 3.3%

Aames Mortgage Investment Trust Series 2005-3 Class A2(a)(c)
08/25/35	0.502%	3,322,142	3,195,409
Access Group, Inc. Series 2007A Class A2(a)
08/25/26	0.621%	3,654,416	3,435,444
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1(a)
11/25/36	0.292%	111,362	110,282
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2(a)
05/25/36	0.342%	679,513	664,030
Chesapeake Funding LLC Series 2011-2A Class A(a)(c)
04/07/24	1.493%	3,000,000	3,014,714
Citigroup Mortgage Loan Trust, Inc.(a)
Series 2006-WFH4 Class A2
11/25/36	0.342%	201,397	200,566
Citigroup Mortgage Loan Trust, Inc.(a)(c)
CMO Series 2009-6 Class 13A1
01/25/37	0.322%	101,962	101,616

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Encore Credit Receivables Trust Series 2005-4 Class 2A4(a)
01/25/36	0.582%	$4,640,000	$4,375,353
Entergy Gulf States Reconstruction Funding LLC CMO Series 2007-A Class A1
10/01/13	5.510%	19,780	19,993
First Investors Auto Owner Trust Series 2011-2A Class A2(c)
08/15/17	2.600%	4,658,544	4,660,407
GE Dealer Floorplan Master Note Trust Series 2011-1 Class A(a)
07/20/16	0.842%	4,560,000	4,560,000
Morgan Stanley ABS Capital I(a)
Series 2005-HE3 Class M1
07/25/35	0.732%	73,636	73,114
Series 2005-WMC5 Class M2
06/25/35	0.722%	413,290	413,175
Series 2006-WMC1 Class A2B
12/25/35	0.442%	464,689	449,574
Navistar Financial Dealer Note Master Trust Series 2011-1 Class A(a)(c)
10/25/16	1.399%	6,700,000	6,760,478
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1(a)
07/01/21	0.968%	1,650,000	1,640,724
Residential Asset Mortgage Products, Inc. Series 2004-RS8 Class AI4(a)
06/25/32	5.060%	540,437	529,577
SLM Student Loan Trust Series 2012-A Class A1(a)(c)
08/15/25	1.642%	2,121,687	2,126,503
Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	1,400,000	1,423,748
Sierra Receivables Funding Co. LLC Series 2010-2A Class A(c)
11/20/25	3.840%	1,945,767	1,985,151
Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1(a)
06/25/36	0.692%	2,877,927	2,779,948
Total Asset-Backed Securities - Non-Agency (Cost: $42,244,734)			$42,519,806

Inflation-Indexed Bonds 1.0%
United States 1.0%
U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%	11,779,680	12,493,823
Total Inflation-Indexed Bonds (Cost: $12,337,267)			$12,493,823

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 11.7%
U.S. Treasury
05/31/12	0.750%	$11,000,000	$11,011,176
06/15/13	1.125%	6,500,000	6,567,288
09/30/13	3.125%	5,035,000	5,247,215
01/15/15	0.250%	24,000,000	23,842,500
03/15/15	0.375%	47,000,000	46,820,084
05/31/15	2.125%	1,500,000	1,572,305
07/31/15	1.750%	60,000	62,217
01/31/16	2.000%	14,000,000	14,661,724
04/30/16	2.625%	1,074,000	1,151,530
U.S. Treasury(i)
07/31/12	0.625%	40,000,000	40,065,640
Total U.S. Treasury Obligations (Cost: $149,894,769)			$151,001,679

U.S. Government & Agency Obligations 32.8%
Federal Farm Credit Bank(a)
08/22/13	0.262%	22,000,000	22,017,952
04/21/14	0.246%	13,545,000	13,540,110
06/13/14	0.410%	12,000,000	12,005,148
Federal Home Loan Banks
06/21/13	1.875%	22,400,000	22,835,904
Federal Home Loan Banks(a)
04/24/14	0.370%	22,300,000	22,301,204
Federal Home Loan Banks(a)(i)
07/22/13	0.236%	25,000,000	25,008,700
Federal Home Loan Mortgage Corp.
11/30/12	0.375%	3,103,000	3,107,807
10/15/13	0.375%	69,450,000	69,480,627
11/27/13	0.375%	14,000,000	14,002,842
08/20/14	1.000%	40,850,000	41,349,187
Federal Home Loan Mortgage Corp.(i)
06/13/18	4.875%	865,000	1,031,563
Federal National Mortgage Association
09/24/12	0.625%	34,000,000	34,083,844
09/17/13	1.125%	4,220,000	4,263,610
09/30/13	1.125%	6,000,000	6,070,104
10/26/15	1.625%	101,149,000	104,189,438
Federal National Mortgage Association(a)
03/04/14	0.286%	23,000,000	23,021,896
Private Export Funding Corp.
U.S. Government Guaranty
10/15/14	3.050%	4,150,000	4,395,752
Total U.S. Government & Agency Obligations (Cost: $418,612,187)			$422,705,688

		Shares	Value

Money Market Funds 9.5%

Columbia Short-Term Cash Fund, 0.161%(j)(k)		122,652,225	$122,652,225
Total Money Market Funds (Cost: $122,652,225)			$122,652,225

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.9%
Asset-Backed Commercial Paper 0.2%
Kells Funding LLC
06/04/12	0.501%	$2,996,042	$2,996,042
Certificates of Deposit 1.9%
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	998,902	998,902
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	4,000,051	4,000,051
N.V. Bank Nederlandse Gemeenten
04/10/12	0.335%	5,000,000	5,000,000
Norinchukin Bank
05/21/12	0.470%	5,000,000	5,000,000
Pohjola Bank PLC
04/16/12	0.330%	2,000,000	2,000,000
Skandinaviska Enskilda Banken
04/16/12	0.360%	2,000,000	2,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	$5,000,000	$5,000,000
Total			23,998,953
Commercial Paper 0.6%
Caisse d’Amortissement de la Dette Sociale
05/02/12	0.671%	998,307	998,307
Development Bank of Singapore Ltd.
08/03/12	0.551%	2,991,979	2,991,979
HSBC Bank PLC
04/13/12	0.481%	3,990,240	3,990,240
Total			7,980,526
Repurchase Agreements 0.2%
Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $2,881,910(l)
	0.190%	2,881,864	2,881,864
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $37,857,385)			$37,857,385
Total Investments (Cost: $1,394,033,788)(m)			$1,408,685,759(n)
Other Assets & Liabilities, Net			(121,547,051)
Net Assets			$1,287,138,708

Investment in Derivatives

Futures Contracts Outstanding at March 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 2-year	(472)	$(103,906,377)	July 2012	$45,765	$—
U.S. Treasury Note, 5-year	(425)	(52,079,101)	July 2012	331,288	—
Total				$377,053	$—

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2012.
(b)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $40,458,152 or 3.14% of net assets.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	At March 31, 2012, investments in securities included securities valued at $982,018 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.
(g)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2012 was $1,322, representing less than 0.01% of net assets. Information concerning such security holdings at March 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
American Mortgage Trust
Series 2093-3 Class 3A
8.188% 07/27/23	04-27-95	$1,729

Comfed Saving Bank CMO
Series 1987-1 Class A
7.525% 01/25/18	05-07-07	4,345

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2012, the value of these securities amounted to $1,322, which represents less than 0.01% of net assets.

(i)	At March 31, 2012, security was partially or fully on loan.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(k)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$85,221,990	$151,808,804	$(114,378,569)	$—	$122,652,225	$38,505	$122,652,225

(l)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Societe Generale (0.190%)

Security Description	Value

Fannie Mae Pool	$2,367,932
Freddie Mac Gold Pool	571,570
Total Market Value of Collateral Securities	$2,939,502

(m)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $1,394,034,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,177,000
Unrealized Depreciation	(525,000)
Net Unrealized Appreciation	$14,652,000

(n)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO                         Collateralized Mortgage Obligation

FDIC                          Federal Deposit Insurance Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs

Bonds
Corporate Bonds & Notes	$—	$20,614,021	$—	$20,614,021
Residential Mortgage-Backed Securities - Agency	—	395,724,782	—	395,724,782
Residential Mortgage-Backed Securities - Non-Agency	—	8,137,556	1,322	8,138,878
Commercial Mortgage-Backed Securities - Agency	—	178,832,421	—	178,832,421
Commercial Mortgage-Backed Securities - Non-Agency	—	16,026,165	—	16,026,165
Asset-Backed Securities - Agency	—	118,886	—	118,886
Asset-Backed Securities - Non-Agency	—	42,519,806	—	42,519,806
Inflation-Indexed Bonds	—	12,493,823	—	12,493,823
U.S. Treasury Obligations	151,001,679	—	—	151,001,679
U.S. Government & Agency Obligations	—	422,705,688	—	422,705,688
Total Bonds	151,001,679	1,097,173,148	1,322	1,248,176,149

Other
Money Market Funds	122,652,225	—	—	122,652,225
Investments of Cash Collateral Received for Securities on Loan	—	37,857,385	—	37,857,385
Total Other	122,652,225	37,857,385	—	160,509,610

Investments in Securities	273,653,904	1,135,030,533	1,322	1,408,685,759
Derivatives
Assets
Futures Contracts	377,053	—	—	377,053
Total	$274,030,957	$1,135,030,533	$1,322	$1,409,062,812

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities -
Non-Agency
Balance as of December 31, 2011	$1,466
Accrued discounts/premiums	61
Realized gain (loss)	(5)
Change in unrealized appreciation (depreciation)*	1,563
Sales	(1,763)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2012	$1,322

*Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2012 was $1,563.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Residential Backed Mortgage Securities classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Other Residential Backed Mortgage Securities classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Investments in Affiliated Funds

Variable Portfolio – Aggressive Portfolio

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 80.8%

Global Real Estate 1.0%
Variable Portfolio - Morgan Stanley Global Real Estate Fund, Class 1(a)	3,019,520	$34,845,253
International 20.2%
Columbia Variable Portfolio - Emerging Markets Opportunity Fund, Class 1(a)	4,319,700	67,473,707
Variable Portfolio - Columbia Wanger International Equities Fund, Class 1(a)	5,868,242	68,775,801
Variable Portfolio - DFA International Value Fund, Class 1(a)	17,004,095	165,619,886
Variable Portfolio - Invesco International Growth Fund, Class 1(a)	18,029,654	208,603,093
Variable Portfolio - Mondrian International Small Cap Fund, Class 1(a)	3,258,055	39,878,594
Variable Portfolio - Pyramis® International Equity Fund, Class 1(a)	12,593,144	136,131,889
Total		686,482,970
U.S. Large Cap 43.5%
Columbia Variable Portfolio - Diversified Equity Income Fund, Class 1(a)(b)	14,082,241	197,433,028
Variable Portfolio - American Century Growth Fund, Class 1(a)(b)	16,137,161	210,751,324
Variable Portfolio - Columbia Wanger U.S. Equities Fund, Class 1(a)(b)	6,930,668	91,692,737
Variable Portfolio - Davis New York Venture Fund, Class 1(a)(b)	13,893,194	148,935,036
Variable Portfolio - MFS Value Fund, Class 1 (a)(b)	17,017,526	205,912,066
Variable Portfolio - Marsico Growth Fund, Class 1(a)(b)	15,389,603	209,914,181
Variable Portfolio - NFJ Dividend Value Fund, Class 1(a)(b)	15,855,045	201,993,270
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	15,759,149	211,330,193
Total		1,477,961,835
U.S. Mid Cap 9.7%
Columbia Variable Portfolio - Mid Cap Value Opportunity Fund, Class 1(a)(b)	8,739,744	99,458,292
Variable Portfolio - Goldman Sachs Mid Cap Value Fund, Class 1(a)(b)	9,500,920	112,015,842
Variable Portfolio - Jennison Mid Cap Growth Fund, Class 1(a)(b)	8,866,933	117,664,203
Total		329,138,337

	Shares	Value

Equity Funds (Continued)

U.S. Small Cap 6.4%
Variable Portfolio - Partners Small Cap Growth Fund, Class 1(a)(b)	5,371,510	$71,817,090
Variable Portfolio - Partners Small Cap Value Fund, Class 1(a)(b)	9,070,207	146,574,541
Total		218,391,631
Total Equity Funds (Cost: $2,225,210,977)		$2,746,820,026

Fixed-Income Funds 19.2%
Floating Rate 1.9%
Variable Portfolio - Eaton Vance Floating-Rate Income Fund, Class 1(a)	6,440,103	65,946,655
Global Bond 1.9%
Columbia Variable Portfolio - Global Bond Fund, Class 1	5,479,683	64,660,256
Inflation Protected Securities 3.3%
Columbia Variable Portfolio - Global Inflation Protected Securities Fund, Class 1	11,705,262	112,370,516
Investment Grade 10.1%
Columbia Variable Portfolio - Diversified Bond Fund, Class 1	5,025,665	57,242,328
Columbia Variable Portfolio - Limited Duration Credit Fund, Class 1	7,959,637	84,451,748
Columbia Variable Portfolio - Short Duration U.S. Government Fund, Class 1	2,697,819	28,246,169
Variable Portfolio - American Century Diversified Bond Fund, Class 1	2,519,667	28,169,881
Variable Portfolio - J.P. Morgan Core Bond Fund, Class 1	2,563,110	28,168,580
Variable Portfolio - PIMCO Mortgage-Backed Securities Fund, Class 1	3,097,005	33,106,982
Variable Portfolio - Wells Fargo Short Duration Government Fund, Class 1	8,034,272	83,395,740
Total		342,781,428
Multisector 2.0%
Columbia Variable Portfolio - Strategic Income Fund, Class 1(a)	7,281,218	66,040,645
Total Fixed-Income Funds (Cost: $627,661,491)		$651,799,500

Money Market Funds —%
Columbia Short-Term Cash Fund, 0.161%(c)	103,261	103,261
Columbia Variable Portfolio - Cash Management Fund, Class 1, 0.011%(c)	9	9
Total Money Market Funds (Cost: $103,270)		$103,270
Total Investments in Affiliated Funds (Cost: $2,852,975,738)		$3,398,722,796(d)
Other Assets and Liabilities		(40,010)
Net Assets		$3,398,682,786

Notes to Investments in Affiliated Funds

(a)   The Fund does not invest in underlying funds for the purpose of exercising management control. At March 31, 2012, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of shares held
Variable Portfolio – Partners Small Cap Growth Fund	12.67%
Variable Portfolio – Columbia Wanger U.S. Equities Fund	11.84
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	11.61
Variable Portfolio – Columbia Wanger International Equities Fund	11.51
Variable Portfolio – Jennison Mid Cap Growth Fund	11.34
Variable Portfolio – Mondrian International Small Cap Fund	11.26
Variable Portfolio – DFA International Value Fund	11.13
Variable Portfolio – Pyramis ®International Equity Fund	11.12
Variable Portfolio – Marsico Growth Fund	10.85
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	10.83
Variable Portfolio – American Century Growth Fund	10.79
Variable Portfolio – Invesco International Growth Fund	10.63
Variable Portfolio – MFS Value Fund	10.62
Variable Portfolio – NFJ Dividend Value Fund	10.60
Variable Portfolio – Davis New York Venture Fund	10.09
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	9.27
Variable Portfolio – Partners Small Cap Value Fund	9.13
Variable Portfolio – Morgan Stanley Global Real Estate Fund	7.64
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	6.95
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	6.75
Columbia Variable Portfolio – Diversified Equity Income Fund	6.09
Columbia Variable Portfolio – Strategic Income Fund	5.85

(b)   Non-income producing.

(c)   The rate shown is the seven-day current annualized yield at March 31, 2012.

(d)   Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs

Investments in Affiliated Funds	$3,398,722,796	$—	$—	$3,398,722,796

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – DFA International Value Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.3%

AUSTRALIA 4.7%

Alumina Ltd.	858,644	$1,102,492
Asciano Group	431,801	2,197,116
Bank of Queensland Ltd.(a)	88,780	671,913
Bank of Queensland Ltd.	7,038	53,266
Bendigo and Adelaide Bank Ltd.(a)	179,621	1,444,184
Boral Ltd.(a)	326,295	1,367,592
Caltex Australia Ltd.(a)	59,741	859,592
Echo Entertainment Group Ltd.	301,500	1,374,579
Fairfax Media Ltd.(a)	1,768,103	1,330,919
Harvey Norman Holdings Ltd.(a)	232,761	485,141
Incitec Pivot Ltd.	490,929	1,609,373
Lend Lease Group	240,250	1,864,120
Macquarie Group Ltd.(a)	272,294	8,237,739
National Australia Bank Ltd.	420,564	10,736,204
OneSteel Ltd.	227,583	293,996
Origin Energy Ltd.	465,326	6,438,630
OZ Minerals Ltd.(a)	143,382	1,454,276
Qantas Airways Ltd.(b)	491,365	910,261
Santos Ltd.(a)	394,394	5,823,727
Seven Group Holdings Ltd.(a)	46,988	485,260
Sims Metal Management Ltd.	72,840	1,112,654
Suncorp-Metway Ltd.(a)	659,106	5,748,720
Tatts Group Ltd.(a)	422,913	1,083,552
Toll Holdings Ltd.	301,605	1,839,400
Treasury Wine Estates Ltd.	255,833	1,089,853
Wesfarmers Ltd.	324,492	10,104,116
Total		69,718,675

AUSTRIA 0.1%

Erste Group Bank AG	10,832	249,782
OMV AG	37,508	1,333,151
Total		1,582,933

BELGIUM 1.3%

Ageas	788,430	1,732,920
D’ieteren SA/NV	61	2,837
Delhaize Group SA	87,793	4,619,181
KBC Groep NV	296,906	7,448,448
Solvay SA	32,068	3,796,611
UCB SA	49,521	2,136,593
Umicore SA	6,175	340,171
Total		20,076,761

BERMUDA –%

Archer Ltd.(b)	51,817	128,752

Issuer	Shares	Value

Common Stocks (continued)

CANADA 11.0%

Agnico-Eagle Mines Ltd.	31,483	$1,049,170
Bell Aliant, Inc.	8,935	244,549
Cameco Corp.(a)	214,600	4,606,332
Canadian Natural Resources Ltd.	28,830	955,556
Canadian Tire Corp., Class A	38,072	2,460,395
Empire Co., Ltd.	13,549	782,418
Encana Corp.	361,331	7,096,571
Enerplus Corp.(a)	98,000	2,194,917
Ensign Energy Services, Inc.	52,725	788,139
Genworth MI Canada, Inc.	8,600	190,805
George Weston Ltd.	200	12,698
Gildan Activewear, Inc.	807	22,209
Goldcorp, Inc.	146,645	6,610,015
Goldcorp, Inc.	48,023	2,163,916
Groupe Aeroplan, Inc.	39,305	485,870
Husky Energy, Inc.	163,363	4,156,753
IAMGOLD Corp.	34,473	458,972
Inmet Mining Corp.	26,819	1,516,459
Katanga Mining Ltd.(b)	48,318	50,864
Kinross Gold Corp.	662,500	6,475,888
Loblaw Companies Ltd.	53,800	1,834,955
Lundin Mining Corp.(b)	164,511	737,244
Magna International, Inc.	168,608	8,039,497
Manulife Financial Corp.	1,019,795	13,812,653
Methanex Corp.	42,620	1,387,837
Nexen, Inc.	414,872	7,607,408
Paladin Energy Ltd.(b)	126,500	1,270,770
Pan American Silver Corp.	29,214	644,644
Pengrowth Energy Corp.(a)	157,849	1,479,661
Penn West Petroleum Ltd.(a)	216,997	4,240,084
PetroBakken Energy Ltd. A Shares(a)	10,300	171,520
Progress Energy Resources Corp.(a)	86,645	868,665
Progressive Waste Solutions Ltd.(a)	52,532	1,141,279
Quebecor, Inc., Class B	2,998	115,658
Research In Motion Ltd.(b)	160,300	2,351,184
Sun Life Financial, Inc.	302,551	7,179,690
Suncor Energy, Inc.	917,400	29,974,501
Talisman Energy, Inc.	586,200	7,369,741
Teck Resources Ltd.	200	7,479
Teck Resources Ltd., Class B	339,000	12,102,652
Thomson Reuters Corp.(a)	209,568	6,059,393
TransAlta Corp.(a)	106,855	2,003,297
Uranium One, Inc.(b)	221,700	615,679
Viterra, Inc.	182,801	2,915,799
Yamana Gold, Inc.(a)	434,700	6,781,224
Total		163,035,010

Issuer	Shares	Value

Common Stocks (continued)

DENMARK 1.3%

A P Moller - Maersk A/S, Class A	190	$1,397,545
AP Moller - Maersk A/S, Class B	897	6,925,847
Carlsberg A/S, Class B	73,247	6,051,952
Danske Bank AS(b)	192,909	3,267,300
H Lundbeck A/S(a)	36,462	730,612
Rockwool International A/S, B Shares	67	6,412
TDC A/S	162,515	1,181,980
Vestas Wind Systems A/S(a)(b)	16,552	167,908
Total		19,729,556

FINLAND 0.5%

Kesko OYJ	513	17,344
Kesko OYJ, Class B	21,904	710,761
Neste Oil OYJ(a)	41,783	514,629
Nokia OYJ	121,854	663,393
Stora Enso OYJ, Class R	213,028	1,582,523
UPM-Kymmene OYJ(a)	259,446	3,532,895
Total		7,021,545

FRANCE 10.2%

Accor SA	13,834	493,917
Arkema SA	22,413	2,088,569
BNP Paribas SA	280,941	13,329,629
Bollore	4,457	927,311
Bouygues SA	240,979	7,369,556
Cap Gemini SA	75,050	3,359,160
Casino Guichard Perrachon SA	24,798	2,444,101
Cie de St. Gobain	253,410	11,317,020
Cie Generale de Geophysique-Veritas(b)	72,476	2,144,912
Cie Generale des Etablissements Michelin	91,159	6,787,740
Credit Agricole SA	302,250	1,878,496
EDF SA	126,378	2,883,896
Eramet	613	86,661
France Telecom SA	1,012,874	15,001,408
GDF Suez	676,392	17,473,750
Groupe Eurotunnel Sa - Regr	274,214	2,381,563
Lafarge SA	101,967	4,866,522
Lagardere SCA	48,072	1,482,948
Natixis	378,964	1,458,149
Peugeot SA(a)	50,579	814,546
Renault SA	156,761	8,263,574
Rexel Sa	39,945	880,363
Sanofi	189,845	14,743,615
Societe Generale SA	540,403	15,830,951
Thales SA	27,992	1,047,562
Vallourec SA	1,106	70,066

Issuer	Shares	Value

Common Stocks (continued)

FRANCE (CONTINUED)

Vivendi SA	681,187	$12,500,944
Total		151,926,929

GERMANY 9.2%

Allianz SE, Registered Shares	166,334	19,847,989
Bayerische Motoren Werke AG	84,720	7,618,985
Celesio AG	18,214	329,643
Commerzbank AG(b)	758,121	1,918,068
Daimler AG(a)	310,119	18,699,109
Deutsche Bank AG, Registered Shares	355,600	17,692,403
Deutsche Lufthansa AG, Registered Shares	192,510	2,694,597
Deutsche Telekom AG	926,827	11,158,355
E.ON AG	973,100	23,308,903
HeidelbergCement AG	42,607	2,579,000
Muenchener Rueckversicherungs AG, Registered Shares	95,260	14,362,802
RWE AG	143,315	6,843,738
Salzgitter AG	7,825	428,876
ThyssenKrupp AG	302,114	7,520,676
Volkswagen AG	10,096	1,627,922
Total		136,631,066

GREECE –%

Coca Cola Hellenic Bottling Co. SA(b)	33,108	633,640

GUERNSEY 0.2%

Resolution Ltd.	587,669	2,456,160

HONG KONG 1.5%

Cathay Pacific Airways Ltd.	999,000	1,851,345
Dah Sing Banking Group Ltd.	42,400	41,977
Henderson Land Development Co., Ltd.	480,000	2,652,204
Hongkong & Shanghai Hotels (The)	117,250	159,556
Hopewell Holdings Ltd.	214,000	587,726
Hutchison Whampoa Ltd.	1,005,000	10,049,994
Kowloon Development Co., Ltd.	31,000	31,087
New World Development Co., Ltd.	2,769,000	3,334,148
Orient Overseas International Ltd.	108,000	768,669
Wharf Holdings Ltd.	407,000	2,219,331
Wheelock & Co., Ltd.	411,000	1,243,124
Total		22,939,161

IRELAND 0.5%

Governor & Co. of the Bank of Ireland (The)(b)	1,075,478	177,861

Issuer	Shares	Value

Common Stocks (continued)

IRELAND (CONTINUED)

WPP PLC	455,905	$6,231,189
WPP PLC, ADR	6,517	445,567
Total		6,854,617

ISRAEL 0.3%

Bank Hapoalim BM	584,885	2,169,594
Bank Leumi Le-Israel BM	7,705	24,505
Elbit Systems Ltd.	2,193	85,661
Israel Discount Bank Ltd., Class A(b)	1,149,901	1,532,708
NICE Systems Ltd., ADR(b)	400	15,720
Total		3,828,188

ITALY 1.4%

Banca Monte dei Paschi di Siena SpA	993,871	418,999
Banco Popolare SC	186,982	354,615
ENI SpA	288,700	6,772,838
Fiat SpA(a)	262,869	1,545,393
Lottomatica SpA(b)	5,031	95,548
Mediaset SpA	140,209	386,709
Parmalat SpA	143,732	359,045
Telecom Italia SpA	7,432,300	8,836,955
UniCredit SpA	173,328	868,265
Unione di Banche Italiane SCPA(a)	240,892	1,021,020
Total		20,659,387

JAPAN 21.2%

77 Bank Ltd. (The)	114,000	505,566
Aeon Co., Ltd.(a)	162,400	2,139,314
Alfresa Holdings Corp.	15,700	748,444
Amada Co., Ltd.	149,000	1,011,953
Asahi Glass Co., Ltd.	733,000	6,283,739
Asahi Kasei Corp.	189,000	1,173,133
Autobacs Seven Co., Ltd.(a)	10,500	506,609
Canon Marketing Japan, Inc.	21,000	270,761
Casio Computer Co., Ltd.(a)(b)	98,700	711,365
Citizen Holdings Co., Ltd.(a)	109,300	697,018
Coca-Cola West Co., Ltd.	25,500	449,075
COMSYS Holdings Corp.(a)	42,700	464,678
Cosmo Oil Company Ltd.(a)	256,000	714,342
Dai Nippon Printing Co., Ltd.(a)	247,000	2,541,869
Daicel Chemical Industries Ltd.(a)	122,000	790,271
Denki Kagaku Kogyo KK	4,000	16,139
Fuji Heavy Industries Ltd.(a)	265,000	2,164,290
Fuji Media Holdings, Inc.	199	343,571
FUJIFILM Holdings Corp.	232,700	5,508,237
Fukuoka Financial Group, Inc.	342,000	1,524,340
Fukuyama Transporting Co., Ltd.(a)	56,000	305,440

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Furukawa Electric Co., Ltd.(a)	524,000	$1,404,360
Gunma Bank Ltd. (The)	72,000	386,770
H2O Retailing Corp.(a)	32,000	278,469
Hachijuni Bank Ltd. (The)	114,000	674,585
Hakuhodo DY Holdings, Inc.(a)	9,530	601,960
Hankyu Hanshin Holdings, Inc.	413,000	1,803,445
Hitachi Capital Corp.	21,000	314,654
Hitachi High-Technologies Corp.	3,900	93,681
House Foods Corp.	28,700	492,105
Idemitsu Kosan Co., Ltd.	9,300	930,576
Inpex Corp.	452	3,073,379
Isetan Mitsukoshi Holdings Ltd.(a)	166,700	1,968,895
J Front Retailing Co., Ltd.	203,000	1,139,987
JFE Holdings, Inc.(a)	352,700	7,668,397
JS Group Corp.	21,200	446,310
JTEKT Corp.	93,600	1,133,027
JX Holdings, Inc.	1,694,800	10,574,208
Kamigumi Co., Ltd.	103,000	855,211
Kaneka Corp.(a)	116,000	703,678
Kinden Corp.	59,000	456,949
Kirin Holdings Co., Ltd.	22,000	286,465
Kobe Steel Ltd.(a)	974,000	1,592,761
Konica Minolta Holdings, Inc.(a)	356,000	3,141,251
Kyocera Corp.	45,600	4,217,945
Marui Group Co., Ltd.	92,800	777,993
Mazda Motor Corp.(b)	1,150,000	2,037,056
Medipal Holdings Corp.	61,600	801,480
MEIJI Holdings Co., Ltd.(a)	28,100	1,231,132
Mitsubishi Chemical Holdings Corp.(a)	680,500	3,661,609
Mitsubishi Corp.	705,400	16,507,748
Mitsubishi Gas Chemical Co., Inc.(a)	298,000	2,005,123
Mitsubishi Heavy Industries Ltd.	525,000	2,558,133
Mitsubishi Logistics Corp.(a)	48,000	570,916
Mitsubishi Materials Corp.(a)	493,000	1,573,706
Mitsubishi Tanabe Pharma Corp.	15,900	223,894
Mitsubishi UFJ Financial Group, Inc.	6,281,400	31,522,390
Mitsui & Co., Ltd.	225,500	3,721,716
Mitsui Chemicals, Inc.(a)	361,000	1,101,003
Mitsui OSK Lines Ltd.(a)	513,000	2,251,426
Nagase & Co., Ltd.	33,700	418,852
Namco Bandai Holdings, Inc.	35,500	514,987
NEC Corp.(b)	1,149,000	2,416,649
NGK Spark Plug Co., Ltd.	234,000	3,365,210
Nippon Electric Glass Co., Ltd.(a)	176,000	1,548,883
Nippon Express Co., Ltd.	1,393,000	5,467,871
Nippon Meat Packers, Inc.	72,000	919,322
Nippon Paper Group, Inc.(a)	41,100	858,060

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Nippon Sheet Glass Co., Ltd.(a)	379,000	$586,032
Nippon Shokubai Co., Ltd.(a)	50,000	582,848
Nippon Steel Corp.(a)	2,502,000	6,939,710
Nippon Television Network Corp.	2,130	342,580
Nippon Yusen KK(a)	688,000	2,179,607
Nishi-Nippon City Bank Ltd. (The)	69,000	195,387
Nissan Shatai Co., Ltd.	30,000	315,118
Nisshin Seifun Group, Inc.	83,500	1,014,658
Nisshin Steel Co., Ltd.	144,000	244,023
Nisshinbo Holdings, Inc.	61,000	581,282
Nomura Holdings, Inc.(a)	1,820,700	8,115,118
NTN Corp.(a)	201,000	858,849
Obayashi Corp.(a)	297,000	1,300,830
Panasonic Corp.(a)	1,109,400	10,345,013
Ricoh Co., Ltd.(a)	294,000	2,889,100
Rohm Co., Ltd.	42,600	2,113,853
Sankyo Co., Ltd.	2,300	113,189
SBI Holdings, Inc.(b)	9,295	887,257
Seiko Epson Corp.(a)	54,000	765,300
Seino Holdings Corp.	62,000	450,228
Sekisui House Ltd.(a)	254,000	2,508,007
Sharp Corp.(a)	673,000	4,957,028
Shimizu Corp.(a)	261,000	1,050,218
Shinsei Bank Ltd.	604,000	795,118
Showa Shell Sekiyu KK(a)	78,300	502,294
SKY Perfect JSAT Holdings, Inc.(a)	704	311,597
Sojitz Corp.(a)	524,100	941,759
Sony Corp.	504,900	10,561,540
Sumco Corp.(a)(b)	102,500	1,261,960
Sumitomo Chemical Co., Ltd.	339,000	1,455,058
Sumitomo Corp.(a)	565,400	8,219,034
Sumitomo Electric Industries Ltd.	561,800	7,779,126
Sumitomo Forestry Co., Ltd.(a)	59,700	544,941
Sumitomo Metal Industries Ltd.	165,000	336,589
Sumitomo Mitsui Financial Group, Inc.(a)	402,700	13,328,459
Sumitomo Mitsui Trust Holdings, Inc.	93,000	299,511
Suzuken Co., Ltd.(a)	30,200	934,144
Taisei Corp.(a)	432,000	1,130,316
Takashimaya Co., Ltd.	113,000	943,505
TDK Corp.(a)	7,700	441,288
Teijin Ltd.(a)	413,000	1,396,608
Tokai Rika Co., Ltd.(a)	1,800	31,084
Tokyo Broadcasting System Holdings, Inc.	15,300	229,142
Tokyo Tatemono Co., Ltd.(b)	77,000	315,193
Toppan Printing Co Ltd(a)	248,000	1,950,147
Tosoh Corp.(a)	223,000	625,349

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Toyo Seikan Kaisha Ltd.	63,800	$923,900
Toyoda Gosei Co., Ltd.(a)	26,300	518,327
Toyota Motor Corp.	1,025,100	44,604,260
Toyota Tsusho Corp.	93,700	1,922,671
UNY Co., Ltd.	75,300	820,734
Wacoal Holdings Corp.(a)	45,000	534,448
Yamada Denki Co., Ltd.	5,140	322,821
Yamaguchi Financial Group, Inc.	87,000	793,599
Yamaha Corp.	65,600	686,747
Yamato Kogyo Co., Ltd.(a)	16,000	469,703
Yokohama Rubber Co., Ltd. (The)(a)	93,000	676,122
Total		315,106,710

JERSEY 0.1%

Informa PLC	260,403	1,838,913

LUXEMBOURG 0.5%

ArcelorMittal	392,923	7,509,511

MAURITIUS 0.1%

Golden Agri-Resources Ltd.	3,370,000	2,105,799

NETHERLANDS 3.0%

Aegon NV(b)	1,365,974	7,585,971
Akzo Nobel NV	93,681	5,531,196
ING Groep NV-CVA(b)	2,391,404	19,924,274
Koninklijke DSM NV	125,628	7,269,158
Randstad Holding NV(a)	34,521	1,302,490
STMicroelectronics NV	323,257	2,641,520
Total		44,254,609

NEW ZEALAND 0.2%

Contact Energy Ltd.(a)(b)	59,327	230,157
Fletcher Building Ltd.(a)	370,697	2,048,663
Total		2,278,820

NORWAY 1.0%

Aker Solutions ASA	2,715	45,935
Bw Offshore Ltd.	70,846	94,424
Cermaq ASA(b)	770	10,141
DNB ASA	219,779	2,825,027
Fred Olsen Energy ASA	2,774	108,773
Marine Harvest ASA	1,143,832	590,520
Norsk Hydro ASA	485,380	2,643,072
Orkla ASA	378,987	2,998,754
Petroleum Geo-Services ASA(b)	95,419	1,394,904

Issuer	Shares	Value

Common Stocks (continued)

NORWAY (CONTINUED)

Stolt-Nielsen Ltd.	3,206	$60,801
Storebrand ASA	52,518	265,599
Subsea 7 SA(b)	72,321	1,915,099
Telenor ASA	71,610	1,327,893
Total		14,280,942

PORTUGAL 0.1%

Portugal Telecom SGPS SA(a)	197,936	1,076,804

SINGAPORE 0.6%

CapitaLand Ltd.	1,683,000	4,181,371
Indofood Agri Resources Ltd.(a)(b)	217,000	268,659
Keppel Land Ltd.	196,000	542,265
Neptune Orient Lines Ltd.(a)	553,000	623,426
Overseas Union Enterprise Ltd.(a)	149,000	278,620
Singapore Airlines Ltd.	348,000	2,984,361
Venture Corp., Ltd.	1,000	6,797
Total		8,885,499

SPAIN 2.8%

Acciona SA	10,421	727,725
Banco de Sabadell SA	469,117	1,277,600
Banco Espanol de Credito SA	37,650	180,468
Banco Popular Espanol SA	5,791	20,776
Banco Popular Espanol SA	445,924	1,599,820
Banco Santander SA	4,597,423	35,379,225
CaixaBank	275,798	1,073,701
EDP Renovaveis SA(b)	60,895	302,610
Iberdrola SA	109,124	619,558
International Consolidated Airlines Group SA(b)	383,148	1,096,381
Total		42,277,864

SWEDEN 3.0%

Boliden AB	272,506	4,279,660
Husqvarna AB	5,198	31,357
Husqvarna AB, A Shares	146	874
Meda AB(a)	101,207	965,290
Nordea Bank AB	988,898	8,990,933
Saab AB, Class B	219,904	4,105,043
Skandinaviska Enskilda Banken AB(a)	9,980	70,010
Skandinaviska Enskilda Banken AB, Class A(a)	1,183,279	8,406,257
SSAB AB, Class A	66,348	627,296
SSAB AB, Class B	35,260	288,601
Svenska Cellulosa AB, Class A(a)	9,748	168,562
Svenska Cellulosa AB, Class B(a)	406,211	7,036,455

Issuer	Shares	Value

Common Stocks (continued)

SWEDEN (CONTINUED)

Telefonaktiebolaget LM Ericsson	5,505	$56,250
Telefonaktiebolaget LM Ericsson, Class B	957,365	9,919,794
Total		44,946,382

SWITZERLAND 5.0%

Adecco SA(b)	66,462	3,482,500
Alpiq Holding AG	673	121,523
Aryzta AG(b)	29,583	1,461,617
Baloise Holding AG	4,530	364,829
Clariant AG, Registered Shares(b)	65,460	903,547
Credit Suisse Group AG	143,694	4,095,765
Holcim Ltd.(b)	130,292	8,501,383
Lonza Group AG(b)	8,095	418,425
Novartis AG, Registered Shares	231,150	12,793,014
Sulzer AG	6,945	987,087
Swiss Re AG(b)	139,167	8,887,756
UBS AG, Registered Shares(b)	1,044,749	14,640,606
Xstrata PLC	1,035,146	17,683,058
Total		74,341,110

UNITED KINGDOM 19.5%

Anglo American PLC	21,281	795,491
Aviva PLC	1,825,100	9,677,311
Barclays PLC	4,687,900	17,639,752
Barclays PLC ADR(a)	82,150	1,244,573
BP PLC	6,573,420	48,633,393
BP PLC, ADR	306,345	13,785,525
Carnival PLC, ADR(a)	86,326	2,765,022
Eurasian Natural Resources Corp., PLC	93,158	882,862
HSBC Holdings PLC, ADR(a)	1,251,614	55,559,145
Inchcape PLC	360,467	2,169,046
Investec PLC	174,092	1,064,554
J Sainsbury PLC	579,376	2,884,856
John Wood Group PLC	42,992	492,707
Kazakhmys PLC	102,289	1,485,591
Kingfisher PLC	1,080,183	5,299,021
Lloyds Banking Group PLC(b)	25,636,300	13,779,826
Mondi PLC	82,756	780,311
Old Mutual PLC	2,217,681	5,625,832
Rexam PLC	383,582	2,626,564
Royal Bank of Scotland Group PLC, ADR (a)(b)	218,023	1,927,323
Royal Dutch Shell PLC, Class A	1,066,766	37,347,068
Travis Perkins PLC	1,507	26,009
Vodafone Group PLC	9,549,600	26,302,851

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)

Vodafone Group PLC, ADR	1,366,262	$37,804,470
Total		290,599,103
Total Common Stocks (Cost: $1,399,957,260)		$1,476,724,446

Rights —%

AUSTRALIA –%

Bank Of Queensland(b)	13,383	$17,051

SPAIN –%

Banco Popular Espanol(b)	17	1
Total Rights (Cost: $–)		$17,052

	Shares	Value

Money Market Funds 0.2%

Columbia Short-Term Cash Fund, 0.161%(c)(d)	3,400,316	$3,400,316
Total Money Market Funds (Cost: $3,400,316)		$3,400,316

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 12.4%

Asset-Backed Commercial Paper 1.9%

Antalis US Funding Corp.
04/05/12	0.310%	4,999,698	$4,999,698
Atlantic Asset Securitization LLC
04/05/12	0.300%	4,999,708	4,999,708
Kells Funding LLC
06/04/12	0.501%	2,996,042	2,996,042
LMA Americas LLC
04/03/12	0.310%	4,999,699	4,999,699
Newport Funding Corp.
04/02/12	0.200%	4,999,917	4,999,917
Versailles Commercial Paper LLC
04/04/12	0.340%	4,999,669	4,999,669
Total			27,994,733

Certificates of Deposit 3.6%

Australia and New Zealand Bank Group, Ltd.
05/09/12	0.500%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	$3,995,609	$3,995,609
DZ Bank AG
04/16/12	0.220%	5,000,000	5,000,000
Den Danske Bank
04/02/12	0.200%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	4,000,051	4,000,051
N.V. Bank Nederlandse Gemeenten
04/10/12	0.335%	5,000,000	5,000,000
Natixis
04/03/12	0.260%	5,000,000	5,000,000
Norinchukin Bank
05/21/12	0.470%	3,000,000	3,000,000
Royal Bank of Canada
04/02/12	0.100%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
04/16/12	0.360%	3,000,000	3,000,000
Sumitomo Trust & Banking Co., Ltd.
05/29/12	0.370%	4,000,000	4,000,000
United Overseas Bank Ltd.
04/16/12	0.230%	5,000,000	5,000,000
Total			52,995,660

Commercial Paper 1.3%

Caisse d’Amortissement de la Dette Sociale
05/02/12	0.671%	1,996,613	1,996,613
Manhattan Asset Funding Co. LLC
04/05/12	0.200%	2,999,533	2,999,533
Societe Generale
04/03/12	0.300%	4,999,708	4,999,708
State Development Bank of NorthRhine-Westphalia
04/13/12	0.240%	4,998,967	4,998,967
Suncorp Metway Ltd.
05/21/12	0.480%	4,995,800	4,995,800
Total			19,990,621

Repurchase Agreements 5.6%

Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(e)
	0.270%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Morgan Stanley dated 03/30/12, matures 04/02/12, repurchase price $10,000,150(e)
	0.180%	$10,000,000	$10,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $38,000,823(e)
	0.260%	38,000,000	38,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $5,000,083(e)
	0.200%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(e)
	0.270%	$5,000,000	$5,000,000
Royal Bank of Canada dated 03/30/12, matures 04/02/12, repurchase price $10,000,150(e)
	0.180%	10,000,000	10,000,000
UBS Securities LLC dated 03/30/12, matures 04/02/12, repurchase price $10,979,397(e)
	0.180%	10,979,233	10,979,233
Total			83,979,233

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $184,960,247)			$184,960,247

Total Investments
(Cost: $1,588,317,823)(f)			$1,665,102,061(g)
Other Assets & Liabilities, Net			(176,689,897)
Net Assets			$1,488,412,164

Notes to Portfolio of Investments

(a)	At March 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(d)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$4,519,410	$38,430,178	$(39,549,272)	$—	$3,400,316	$1,381	$3,400,316

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$49,286
Government National Mortgage Association	368,838
United States Treasury Note/Bond	4,681,876
Total Market Value of Collateral Securities	$5,100,000

Morgan Stanley (0.180%)

Security Description	Value
Fannie Mae Pool	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$6,545,025
Fannie Mae REMICS	11,253,900
Freddie Mac Gold Pool	1,368,979
Freddie Mac REMICS	13,510,364
Government National Mortgage Association	1,577,756
United States Treasury Inflation Indexed Bonds	1,413,933
United States Treasury Note/Bond	3,090,883
Total Market Value of Collateral Securities	$38,760,840

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$2,856,796
Freddie Mac Gold Pool	2,243,204
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$6,376
Fannie Mae Pool	1,394,007
Fannie Mae REMICS	238,011
Fannie Mae-Aces	6,753
Federal Farm Credit Bank	203,073
Federal Home Loan Banks	102,197
Federal Home Loan Mortgage Corp	153,519
Federal National Mortgage Association	177,266
Freddie Mac Coupon Strips	11,549
Freddie Mac Gold Pool	463,542
Freddie Mac Non Gold Pool	104,350
Freddie Mac Reference REMIC	15
Freddie Mac REMICS	386,122
Ginnie Mae I Pool	471,803
Ginnie Mae II Pool	707,404
Government National Mortgage Association	315,987
United States Treasury Bill	73,942
United States Treasury Inflation Indexed Bonds	13,990
United States Treasury Note/Bond	258,941
United States Treasury Strip Coupon	11,153
Total Market Value of Collateral Securities	$5,100,000

Royal Bank of Canada (0.180%)

Security Description	Value
Fannie Mae Pool	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

UBS Securities LLC (0.180%)

Security Description	Value
Ginnie Mae I Pool	$2,173,511
Ginnie Mae II Pool	9,025,306
Total Market Value of Collateral Securities	$11,198,817

(f)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $1,588,318,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$154,637,000
Unrealized Depreciation	(77,853,000)
Net Unrealized Appreciation	$76,784,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$20,393,610	$161,328,624	$—	$181,722,234
Consumer Staples	5,545,870	40,704,392	—	46,250,262
Energy	87,181,823	129,843,332	—	217,025,155
Financials	79,914,189	374,663,880	—	454,578,069
Health Care	—	34,825,153	—	34,825,153
Industrials	1,141,279	148,194,047	—	149,335,326
Information Technology	2,366,904	41,742,077	—	44,108,981
Materials	39,986,364	138,941,537	—	178,927,901
Telecommunication Services	38,049,019	77,387,189	—	115,436,208
Utilities	2,003,297	52,511,860	—	54,515,157
Rights
Financials	—	17,052	—	17,052
Total Equity Securities	276,582,355	1,200,159,143	—	1,476,741,498

Other
Money Market Funds	3,400,316	—	—	3,400,316
Investments of Cash Collateral Received for Securities on Loan	—	184,960,247	—	184,960,247
Total Other	3,400,316	184,960,247	—	188,360,563
Total	$279,982,671	$1,385,119,390	$—	$1,665,102,061

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – American Century Diversified Bond Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 27.5%

Aerospace & Defense 0.3%

Bombardier, Inc. Senior Unsecured(a)(b)
03/15/22	5.750%	$800,000	$778,000
L-3 Communications Corp.
07/15/20	4.750%	1,040,000	1,073,862
Lockheed Martin Corp. Senior Unsecured
11/15/19	4.250%	3,430,000	3,715,448
Northrop Grumman Corp. Senior Unsecured(b)
08/01/14	3.700%	500,000	525,293
Raytheon Co. Senior Unsecured
02/15/20	4.400%	1,200,000	1,324,124
Total			7,416,727

Agencies 0.8%

Ally Financial, Inc. FDIC Government Guaranty
10/30/12	1.750%	10,000,000	10,088,620
General Electric Capital Corp. FDIC Government Guaranty
12/28/12	2.625%	10,000,000	10,171,983
Total			20,260,603

Automotive 0.3%

American Honda Finance Corp. Senior Unsecured(a)
09/21/15	2.500%	2,500,000	2,585,273
Daimler Finance North America LLC(a)
09/15/16	2.625%	2,480,000	2,559,315
Nissan Motor Acceptance Corp. Senior Unsecured(a)(b)
01/30/13	3.250%	1,000,000	1,014,992
Total			6,159,580

Banking 5.5%

American Express Centurion Bank
09/13/17	6.000%	3,000,000	3,510,756
American Express Credit Corp.
Senior Unsecured
09/15/15	2.750%	2,730,000	2,832,449
09/19/16	2.800%	1,480,000	1,520,553
03/24/17	2.375%	1,550,000	1,552,384
BB&T Corp.
Senior Unsecured
03/15/16	3.200%	1,010,000	1,061,739
BB&T Corp.(b)
Senior Unsecured
04/30/14	5.700%	722,000	790,822
Bank of America Corp.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

05/01/13	4.900%	$1,960,000	$2,018,469
04/01/15	4.500%	2,330,000	2,413,330
08/01/16	6.500%	3,450,000	3,793,220
07/01/20	5.625%	2,670,000	2,778,118
Bank of America NA Subordinated Notes
03/15/17	5.300%	2,000,000	2,087,140
Bank of Nova Scotia Senior Unsecured
01/12/17	2.550%	1,180,000	1,209,815
Capital One Bank USA NA Subordinated Notes
07/15/19	8.800%	600,000	733,613
Capital One Financial Corp.
Senior Unsecured
03/23/15	2.150%	1,370,000	1,372,115
07/15/21	4.750%	1,450,000	1,525,722
Citigroup, Inc.
Senior Unsecured
01/15/15	6.010%	6,110,000	6,638,539
05/19/15	4.750%	2,000,000	2,105,676
01/10/17	4.450%	1,140,000	1,194,157
05/15/18	6.125%	5,930,000	6,647,447
01/30/42	5.875%	500,000	518,069
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect Bank Guaranteed
01/19/17	3.375%	1,340,000	1,369,934
Credit Suisse
Senior Unsecured
05/01/14	5.500%	1,560,000	1,672,785
Subordinated Notes
02/15/18	6.000%	1,170,000	1,263,330
Credit Suisse(b)
Senior Unsecured
03/23/15	3.500%	3,000,000	3,126,801
Deutsche Bank AG Senior Unsecured(b)
08/18/14	3.875%	2,000,000	2,089,836
Fifth Third Bancorp Senior Unsecured(b)
05/01/13	6.250%	1,780,000	1,872,199
Fifth Third Capital Trust IV(c)
04/15/67	6.500%	1,030,000	1,024,850
Goldman Sachs Group Inc. (The) Senior Unsecured
01/24/22	5.750%	890,000	915,579
Goldman Sachs Group, Inc. (The)
Senior Notes
02/01/41	6.250%	960,000	948,145
Senior Unsecured
01/15/15	5.125%	3,950,000	4,204,115
08/01/15	3.700%	1,570,000	1,597,703
02/07/16	3.625%	2,650,000	2,649,247

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

Goldman Sachs Group, Inc. (The)(b)
Senior Unsecured
03/15/20	5.375%	$4,300,000	$4,371,281
HSBC Bank PLC Senior Notes(a)
06/28/15	3.500%	1,660,000	1,738,983
HSBC Holdings PLC
Senior Unsecured
04/05/21	5.100%	1,170,000	1,264,843
Subordinated Notes
06/01/38	6.800%	750,000	858,806
Huntington Bancshares, Inc. Subordinated Notes
12/15/20	7.000%	360,000	406,235
JPMorgan Chase & Co.
Senior Unsecured
03/01/16	3.450%	2,230,000	2,325,130
10/02/17	6.400%	900,000	1,047,899
01/15/18	6.000%	2,875,000	3,325,829
JPMorgan Chase & Co.(b)
Senior Unsecured
07/05/16	3.150%	5,000,000	5,154,320
03/25/20	4.950%	800,000	862,892
JPMorgan Chase Bank NA Subordinated Notes
06/13/16	5.875%	4,270,000	4,722,987
JPMorgan Chase Capital XXV
10/01/37	6.800%	1,060,000	1,065,936
Morgan Stanley
Senior Unsecured
04/28/15	6.000%	2,800,000	2,930,710
04/01/18	6.625%	2,930,000	3,085,331
09/23/19	5.625%	2,150,000	2,123,854
National Australia Bank Ltd. Senior Unsecured(a)
09/28/15	2.750%	900,000	922,418
Northern Trust Co. (The) Subordinated Notes
08/15/18	6.500%	1,090,000	1,321,992
PNC Bank NA Subordinated Notes(b)
12/07/17	6.000%	2,200,000	2,493,808
PNC Funding Corp.
Bank Guaranteed
02/08/15	3.625%	660,000	701,639
09/21/15	4.250%	500,000	545,957
Royal Bank of Scotland PLC (The)
Bank Guaranteed
09/21/15	3.950%	2,370,000	2,396,099
03/16/16	4.375%	2,130,000	2,175,120
SunTrust Banks, Inc. Senior Unsecured
04/15/16	3.600%	300,000	309,989
Toronto-Dominion Bank (The)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

Senior Unsecured
07/14/16	2.500%	$1,000,000	$1,031,521
Toronto-Dominion Bank (The)(b)
Senior Unsecured
10/19/16	2.375%	1,800,000	1,846,363
U.S. Bancorp
02/01/16	3.442%	1,190,000	1,222,203
Senior Unsecured
06/14/13	2.000%	670,000	681,237
UBS AG
Senior Unsecured
08/12/13	2.250%	500,000	503,142
12/20/17	5.875%	4,140,000	4,590,039
US Bancorp Senior Unsecured
03/15/22	3.000%	740,000	728,822
Wells Fargo & Co.
Senior Unsecured
04/01/21	4.600%	1,350,000	1,447,766
03/08/22	3.500%	900,000	886,022
Wells Fargo & Co.(b)
Senior Unsecured
12/11/17	5.625%	560,000	648,917
Wells Fargo & Co.(c)
Senior Unsecured
06/15/16	3.676%	1,430,000	1,527,117
Wells Fargo Bank NA Subordinated Notes
05/16/16	5.750%	2,025,000	2,258,857
Wells Fargo Bank Subordinated Notes
02/09/15	4.750%	1,084,000	1,162,775
Westpac Banking Corp. Senior Unsecured(b)
08/04/15	3.000%	1,050,000	1,086,913
Total			134,812,409

Brokerage 0.1%

Jefferies Group, Inc. Senior Unsecured
04/13/18	5.125%	1,300,000	1,261,000

Chemicals 0.5%

CF Industries, Inc.
05/01/18	6.875%	2,000,000	2,305,000
05/01/20	7.125%	1,040,000	1,240,200
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	2,760,000	3,106,913
Dow Chemical Co. (The)(b)
Senior Unsecured
02/15/16	2.500%	1,150,000	1,179,385

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Chemicals (continued)

Ecolab Inc. Senior Unsecured
12/08/16	3.000%	$1,120,000	$1,164,566
Ecolab, Inc. Senior Unsecured
12/08/21	4.350%	2,280,000	2,417,064
Total			11,413,128

Construction Machinery 0.1%

Deere & Co. Senior Unsecured
10/16/29	5.375%	1,450,000	1,752,218
John Deere Capital Corp. Senior Unsecured
06/17/13	1.875%	1,000,000	1,016,005
Total			2,768,223

Consumer Cyclical Services 0.1%

Corrections Corp. of America
06/01/17	7.750%	2,950,000	3,215,500

Consumer Products 0.2%

Jarden Corp.(b)
05/01/16	8.000%	2,350,000	2,540,938
Procter & Gamble Co. (The) Senior Unsecured
08/15/16	1.450%	2,000,000	2,019,312
Total			4,560,250

Diversified Manufacturing 0.3%

General Electric Co.
Senior Unsecured
02/01/13	5.000%	3,000,000	3,108,734
12/06/17	5.250%	2,300,000	2,659,867
United Technologies Corp.
Senior Unsecured
02/01/19	6.125%	1,250,000	1,535,460
04/15/40	5.700%	1,030,000	1,240,116
Total			8,544,177

Electric 1.4%

AES Corp. (The) Senior Unsecured(b)
10/15/17	8.000%	1,680,000	1,892,100
CMS Energy Corp. Senior Unsecured(b)
06/15/19	8.750%	3,550,000	4,331,000
Cleveland Electric Illuminating Co. (The) Senior Unsecured
04/01/17	5.700%	571,000	634,370

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

Consolidated Edison Co. of New York, Inc. Senior Unsecured(b)
07/01/12	5.625%	$1,700,000	$1,719,854
DPL, Inc. Senior Unsecured(a)(b)
10/15/16	6.500%	1,000,000	1,075,000
Dominion Resources, Inc.
Senior Unsecured
06/15/18	6.400%	1,880,000	2,301,816
Dominion Resources, Inc.(b)
Senior Unsecured
08/01/41	4.900%	2,740,000	2,855,032
Duke Energy Carolinas LLC
11/15/18	7.000%	700,000	897,198
Duke Energy Corp.
Senior Unsecured
09/15/14	3.950%	3,000,000	3,211,296
09/15/21	3.550%	930,000	960,335
Edison International Senior Unsecured
09/15/17	3.750%	1,200,000	1,258,944
Exelon Generation Co. LLC Senior Unsecured(b)
10/01/19	5.200%	1,370,000	1,520,599
FirstEnergy Solutions Corp.
08/15/21	6.050%	2,980,000	3,344,612
Florida Power Corp. 1st Mortgage
09/15/37	6.350%	1,000,000	1,288,892
Ipalco Enterprises, Inc. Senior Secured(b)
05/01/18	5.000%	1,030,000	1,024,850
Niagara Mohawk Power Corp. Senior Unsecured(a)
08/15/19	4.881%	700,000	768,536
PacifiCorp 1st Mortgage
01/15/39	6.000%	1,000,000	1,235,086
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	990,000	1,182,722
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	900,000	879,697
Public Service Co. of Colorado 1st Mortgage
08/15/41	4.750%	480,000	520,336
Southern Power Co. Senior Unsecured
09/15/41	5.150%	500,000	523,936

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

Xcel Energy, Inc. Senior Unsecured(b)
09/15/41	4.800%	$540,000	$566,913
Total			33,993,124

Entertainment 0.4%

Time Warner, Inc.
07/15/15	3.150%	1,530,000	1,617,661
03/15/20	4.875%	2,000,000	2,212,992
05/01/32	7.700%	1,500,000	1,956,360
Viacom, Inc.(b)
Senior Unsecured
09/15/14	4.375%	1,560,000	1,681,917
03/01/21	4.500%	2,670,000	2,879,544
Total			10,348,474

Environmental 0.5%

Republic Services, Inc.
09/15/19	5.500%	1,900,000	2,198,709
03/01/40	6.200%	1,480,000	1,765,020
Republic Services, Inc.(b)
03/01/20	5.000%	2,000,000	2,239,636
Waste Management, Inc.
09/01/16	2.600%	2,580,000	2,643,664
Waste Management, Inc.(b)
06/30/20	4.750%	2,000,000	2,220,108
Total			11,067,137

Food and Beverage 1.4%

Anheuser-Busch InBev Worldwide, Inc.
11/15/14	5.375%	400,000	444,178
01/15/19	7.750%	2,840,000	3,704,985
01/15/20	5.375%	1,900,000	2,232,872
Coca-Cola Co. (The) Senior Unsecured(b)
09/01/16	1.800%	1,970,000	2,011,890
Dr. Pepper Snapple Group, Inc.
01/15/16	2.900%	800,000	831,355
11/15/21	3.200%	1,330,000	1,317,142
General Mills, Inc. Senior Unsecured
08/15/13	5.250%	3,000,000	3,183,750
Kellogg Co. Senior Unsecured
05/30/16	4.450%	1,000,000	1,106,811
Kraft Foods, Inc.
Senior Unsecured
02/01/18	6.125%	1,142,000	1,370,409
02/10/20	5.375%	5,400,000	6,242,632
Mead Johnson Nutrition Co.
Senior Unsecured
11/01/14	3.500%	1,500,000	1,569,334
11/01/39	5.900%	400,000	463,951
PepsiCo, Inc.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (continued)

11/01/40	4.875%	$450,000	$492,868
PepsiCo, Inc.(b)
Senior Unsecured
08/25/21	3.000%	1,680,000	1,698,114
Pernod-Ricard SA(a)
Senior Unsecured
01/15/22	4.450%	540,000	547,760
Pernod-Ricard SA(a)(b)
Senior Unsecured
01/15/17	2.950%	1,520,000	1,535,396
SABMiller Holdings, Inc.(a)
01/15/17	2.450%	3,300,000	3,341,392
01/15/22	3.750%	1,480,000	1,505,694
SABMiller PLC Senior Unsecured(a)
08/15/13	5.500%	830,000	876,634
Tyson Foods, Inc.(b)
04/01/16	6.850%	1,000,000	1,135,000
Total			35,612,167

Gaming –%

International Game Technology Senior Unsecured(b)
06/15/20	5.500%	1,000,000	1,063,058

Gas Distributors 0.3%

AmeriGas Partners LP/Finance Corp. Senior Unsecured(b)
05/20/21	6.500%	1,373,000	1,393,595
San Diego Gas & Electric Co. 1st Mortgage
08/15/21	3.000%	2,050,000	2,097,470
Sempra Energy
Senior Unsecured
06/01/16	6.500%	1,675,000	1,979,996
02/15/19	9.800%	1,000,000	1,361,753
Total			6,832,814

Gas Pipelines 1.2%

CenterPoint Energy Resources Corp. Senior Unsecured
02/01/37	6.250%	305,000	349,666
El Paso Corp. Senior Unsecured(b)
06/01/18	7.250%	2,200,000	2,475,000
El Paso Pipeline Partners Operating Co. LLC(b)
04/01/20	6.500%	1,640,000	1,832,698
Enbridge Energy Partners LP
Senior Unsecured
03/15/20	5.200%	1,000,000	1,109,857
09/15/40	5.500%	630,000	668,285

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (continued)

Energy Transfer Partners LP Senior Unsecured(b)
02/01/42	6.500%	$500,000	$526,865
Enterprise Products Operating LLC
06/01/15	3.700%	1,000,000	1,069,008
02/01/41	5.950%	1,590,000	1,771,325
Enterprise Products Operating LLC(b)
09/01/20	5.200%	3,250,000	3,629,766
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/20	6.850%	2,000,000	2,383,006
09/15/20	5.300%	900,000	988,697
09/01/22	3.950%	700,000	693,043
Kinder Morgan Energy Partners LP(b)
Senior Unsecured
09/01/39	6.500%	1,650,000	1,833,566
Magellan Midstream Partners LP Senior Unsecured(b)
07/15/19	6.550%	1,480,000	1,750,291
Nisource Finance Corp.(b)
12/01/21	4.450%	760,000	792,767
Plains All American Pipeline LP/Finance Corp.
09/15/15	3.950%	1,280,000	1,372,640
05/01/19	8.750%	1,560,000	2,031,889
Plains All American Pipeline LP/Finance Corp.(b)
Senior Unsecured
06/01/22	3.650%	1,500,000	1,472,593
Williams Partners LP
Senior Unsecured
02/15/15	3.800%	250,000	265,651
Williams Partners LP(b)
Senior Unsecured
11/15/20	4.125%	1,920,000	1,972,804
Total			28,989,417

Health Care 0.7%

Aristotle Holding, Inc.(a)
02/15/22	3.900%	2,000,000	2,021,492
Covidien International Finance SA
06/15/13	1.875%	2,000,000	2,020,559
Express Scripts Holding Co.
06/15/19	7.250%	3,493,000	4,297,843
Gilead Sciences, Inc. Senior Unsecured
12/01/21	4.400%	2,620,000	2,750,148
HCA, Inc. Senior Secured(b)
02/15/20	7.875%	2,370,000	2,604,037
Medco Health Solutions, Inc. Senior Unsecured
08/15/13	7.250%	2,269,000	2,433,902

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)

Universal Health Services, Inc. Senior Secured
06/30/16	7.125%	$1,860,000	$2,101,800
Total			18,229,781

Healthcare Insurance –%

WellPoint, Inc. Senior Unsecured
08/15/40	5.800%	500,000	592,446

Home Construction –%

Toll Brothers Finance Corp.
11/15/12	6.875%	450,000	466,618
11/01/19	6.750%	675,000	734,589
Total			1,201,207

Independent Energy 0.9%

Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	2,800,000	3,228,112
Anadarko Petroleum Corp.(b)
Senior Unsecured
09/15/36	6.450%	1,000,000	1,157,602
Chesapeake Energy Corp.
07/15/13	7.625%	970,000	1,023,350
Devon Energy Corp. Senior Unsecured
07/15/41	5.600%	1,810,000	2,036,634
EOG Resources, Inc. Senior Unsecured
06/01/19	5.625%	750,000	885,581
Newfield Exploration Co.
Senior Unsecured
01/30/22	5.750%	1,100,000	1,152,250
Newfield Exploration Co.(b)
Senior Subordinated Notes
02/01/20	6.875%	2,510,000	2,629,225
Nexen, Inc.
Senior Unsecured
07/30/19	6.200%	1,840,000	2,135,397
03/10/35	5.875%	1,000,000	1,033,516
Noble Energy, Inc. Senior Unsecured
12/15/21	4.150%	2,750,000	2,810,814
Occidental Petroleum Corp. Senior Unsecured
02/15/17	1.750%	890,000	899,891
Talisman Energy, Inc. Senior Unsecured
06/01/19	7.750%	2,600,000	3,181,916
Total			22,174,288

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Integrated Energy 0.7%

BP Capital Markets PLC
03/11/16	3.200%	$1,230,000	$1,303,229
10/01/20	4.500%	1,000,000	1,098,491
Cenovus Energy, Inc. Senior Unsecured
09/15/14	4.500%	1,000,000	1,079,898
ConocoPhillips Holding Co. Senior Unsecured
04/15/29	6.950%	1,330,000	1,786,798
ConocoPhillips
02/01/19	5.750%	2,000,000	2,433,734
Hess Corp. Senior Unsecured
01/15/40	6.000%	940,000	1,076,668
Marathon Petroleum Corp.
Senior Unsecured
03/01/16	3.500%	1,500,000	1,562,778
Marathon Petroleum Corp.(b)
Senior Unsecured
03/01/21	5.125%	820,000	891,865
Phillips 66(a)
04/01/22	4.300%	1,500,000	1,525,798
Shell International Finance BV(b)
09/22/15	3.250%	1,225,000	1,320,159
Suncor Energy, Inc.
Senior Unsecured
06/01/18	6.100%	1,753,000	2,106,407
06/01/39	6.850%	730,000	938,976
Total			17,124,801

Life Insurance 0.5%

Genworth Financial, Inc. Senior Unsecured
09/24/21	7.625%	800,000	827,577
Hartford Financial Services Group, Inc.
Senior Unsecured
03/15/18	6.300%	1,130,000	1,242,980
Hartford Financial Services Group, Inc.(b)
Senior Unsecured
03/30/15	4.000%	1,510,000	1,561,341
Lincoln National Corp. Senior Unsecured(b)
02/15/20	6.250%	2,040,000	2,322,177
MetLife, Inc. Senior Unsecured
06/01/16	6.750%	1,750,000	2,079,110
Prudential Financial, Inc.
Senior Unsecured
09/17/12	3.625%	750,000	759,588
06/15/19	7.375%	1,460,000	1,804,731
12/14/36	5.700%	510,000	543,494
05/12/41	5.625%	730,000	760,180
Prudential Financial, Inc.(b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Life Insurance (continued)

Senior Unsecured
06/21/20	5.375%	$1,270,000	$1,422,475
Total			13,323,653

Lodging –%

Wyndham Worldwide Corp.
Senior Unsecured
12/01/16	6.000%	12,000	13,376
Wyndham Worldwide Corp.(b)
Senior Unsecured
03/01/17	2.950%	1,150,000	1,140,017
Total			1,153,393

Media Cable 1.1%

Comcast Corp.
03/15/16	5.900%	2,500,000	2,886,562
11/15/35	6.500%	2,120,000	2,546,718
05/15/38	6.400%	1,800,000	2,136,613
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.(a)
03/15/22	3.800%	520,000	512,861
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/15	3.550%	4,700,000	4,963,346
03/01/21	5.000%	1,900,000	2,059,220
DIRECTV Holdings LLC/Financing Co., Inc.(b)
10/01/14	4.750%	1,500,000	1,630,409
DISH DBS Corp.
10/01/13	7.000%	650,000	693,875
06/01/21	6.750%	720,000	775,800
DISH DBS Corp.(b)
02/01/16	7.125%	1,420,000	1,570,875
Time Warner Cable, Inc.
07/01/18	6.750%	3,230,000	3,940,913
Virgin Media Secured Finance PLC Senior Secured
01/15/18	6.500%	3,580,000	3,888,775
Total			27,605,967

Media Non-Cable 0.7%

Discovery Communications LLC
08/15/19	5.625%	1,350,000	1,572,063
Interpublic Group of Companies, Inc. (The)
Senior Unsecured
07/15/17	10.000%	1,500,000	1,717,500
Interpublic Group of Companies, Inc. (The)(b)
Senior Unsecured
03/15/22	4.000%	1,150,000	1,126,091
Lamar Media Corp.(b)
04/01/14	9.750%	1,500,000	1,687,500
NBCUniversal Media LLC
Senior Unsecured
04/30/20	5.150%	4,020,000	4,549,856
NBCUniversal Media LLC(b)
Senior Unsecured
04/01/21	4.375%	2,080,000	2,227,982

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (continued)

News America, Inc.
08/15/39	6.900%	$1,590,000	$1,884,320
News America, Inc.(b)
02/15/21	4.500%	1,010,000	1,076,998
Omnicom Group, Inc. Senior Unsecured
08/15/20	4.450%	1,990,000	2,141,232
Total			17,983,542

Metals 0.7%

AngloGold Ashanti Holdings PLC
04/15/20	5.375%	1,755,000	1,806,478
ArcelorMittal(b)
Senior Unsecured
06/01/19	9.850%	670,000	806,197
08/05/20	5.250%	1,345,000	1,316,677
02/25/22	6.250%	850,000	858,194
Barrick North America Finance LLC(b)
05/30/21	4.400%	1,450,000	1,528,387
Newmont Mining Corp.
03/15/22	3.500%	1,000,000	963,411
10/01/39	6.250%	1,060,000	1,177,995
Peabody Energy Corp.
09/15/20	6.500%	1,000,000	1,000,000
Peabody Energy Corp.(b)
11/01/16	7.375%	630,000	691,425
Rio Tinto Finance USA Ltd.(b)
11/02/20	3.500%	680,000	694,266
Teck Resources Ltd.(b)
01/15/17	3.150%	1,000,000	1,028,092
Vale Overseas Ltd.(b)
09/15/19	5.625%	3,240,000	3,620,778
09/15/20	4.625%	1,650,000	1,733,205
Total			17,225,105

Non-Captive Consumer 0.4%

American International Group, Inc. Senior Unsecured
01/16/18	5.850%	5,630,000	6,122,659
HSBC Finance Corp. Senior Unsecured(b)
07/15/13	4.750%	600,000	622,074
SLM Corp.
Senior Notes
01/25/16	6.250%	1,110,000	1,154,400
SLM Corp.(b)
Senior Unsecured
10/01/13	5.000%	1,750,000	1,789,375
Total			9,688,508

Non-Captive Diversified 1.1%

Ford Motor Credit Co. LLC
Senior Unsecured
10/01/13	7.000%	450,000	479,824
09/15/15	5.625%	1,340,000	1,425,023

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Non-Captive Diversified (continued)

Ford Motor Credit Co. LLC(b)
Senior Unsecured
08/02/21	5.875%	$1,840,000	$1,984,605
General Electric Capital Corp.
Senior Unsecured
11/09/15	2.250%	2,000,000	2,055,444
09/15/17	5.625%	2,000,000	2,328,370
08/07/19	6.000%	4,100,000	4,787,816
09/16/20	4.375%	2,820,000	2,969,979
01/14/38	5.875%	900,000	989,311
General Electric Capital Corp.(b)
Senior Unsecured
11/14/14	3.750%	4,000,000	4,254,152
10/17/21	4.650%	2,690,000	2,863,021
Subordinated Notes
02/11/21	5.300%	1,460,000	1,581,228
International Lease Finance Corp.(b)
Senior Unsecured
04/01/15	4.875%	400,000	395,922
05/15/16	5.750%	680,000	679,238
Total			26,793,933

Oil Field Services 0.2%

Ensco PLC Senior Unsecured
03/15/16	3.250%	1,630,000	1,700,512
Transocean, Inc.(b)
11/15/20	6.500%	900,000	1,006,312
12/15/21	6.375%	530,000	596,339
Weatherford International Ltd.(b)
03/01/19	9.625%	1,490,000	1,974,685
Total			5,277,848

Other Financial Institutions 0.1%

QBE Capital Funding III Ltd.(a)(c)
05/24/41	7.250%	1,310,000	1,234,675

Packaging 0.2%

Ball Corp.
09/01/16	7.125%	400,000	436,000
Ball Corp.(b)
09/15/20	6.750%	3,010,000	3,295,950
Total			3,731,950

Paper 0.2%

Georgia-Pacific LLC(a)(b)
11/01/20	5.400%	4,000,000	4,465,124
International Paper Co. Senior Unsecured(b)
02/15/22	4.750%	1,520,000	1,601,796
Total			6,066,920

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Pharmaceuticals 0.5%

Abbott Laboratories Senior Unsecured
05/27/40	5.300%	$105,000	$121,415
Amgen, Inc. Senior Unsecured
06/01/17	5.850%	950,000	1,117,069
Roche Holdings, Inc.(a)
03/01/19	6.000%	5,030,000	6,134,075
03/01/39	7.000%	1,670,000	2,271,127
Watson Pharmaceuticals, Inc. Senior Unsecured
08/15/14	5.000%	2,432,000	2,603,779
Total			12,247,465

Property & Casualty 0.3%

Allstate Corp (The) Senior Unsecured
01/15/42	5.200%	1,000,000	1,046,174
Allstate Corp. (The) Senior Unsecured
05/16/19	7.450%	3,000,000	3,762,567
Berkshire Hathaway Finance Corp.(b)
01/15/21	4.250%	1,195,000	1,290,531
Berkshire Hathaway, Inc. Senior Unsecured(b)
08/15/21	3.750%	540,000	557,749
CNA Financial Corp.
Senior Unsecured
08/15/21	5.750%	500,000	532,815
CNA Financial Corp.(b)
Senior Unsecured
08/15/20	5.875%	700,000	750,394
Total			7,940,230

Railroads 0.3%

Burlington Northern Santa Fe LLC
Senior Unsecured
03/01/41	5.050%	700,000	730,204
Burlington Northern Santa Fe LLC(b)
Senior Unsecured
09/01/20	3.600%	1,881,000	1,940,532
CSX Corp.
Senior Unsecured
03/15/13	5.750%	1,000,000	1,045,343
06/01/21	4.250%	470,000	500,519
05/30/42	4.750%	1,280,000	1,241,368
Norfolk Southern Corp. Senior Unsecured
04/01/18	5.750%	1,200,000	1,417,814
Total			6,875,780

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

REITs 0.9%

Boston Properties LP Senior Unsecured
06/01/15	5.000%	$505,000	$553,474
DDR Corp.
Senior Unsecured
04/15/18	4.750%	3,680,000	3,812,178
DDR Corp.(b)
Senior Unsecured
10/15/12	5.375%	730,000	737,322
Digital Realty Trust LP
07/15/15	4.500%	1,000,000	1,049,815
HCP, Inc. Senior Unsecured
02/01/16	3.750%	1,330,000	1,371,488
Kimco Realty Corp. Senior Unsecured
10/01/19	6.875%	910,000	1,063,929
ProLogis LP
06/01/13	6.300%	1,100,000	1,140,610
12/01/19	6.625%	400,000	449,888
03/15/20	6.875%	40,000	45,947
Reckson Operating Partnership LP Senior Unsecured(b)
03/31/16	6.000%	670,000	712,073
SL Green Realty Corp./Operating Partnership/Reckson Senior Unsecured
03/15/20	7.750%	1,615,000	1,839,869
Simon Property Group LP Senior Unsecured
02/01/20	5.650%	1,945,000	2,226,397
UDR, Inc.
06/01/18	4.250%	1,130,000	1,190,714
Ventas Realty LP/Capital Corp.
11/30/15	3.125%	1,995,000	2,046,842
06/01/21	4.750%	700,000	706,276
Ventas Realty LP/Capital Corp.(b)
03/01/22	4.250%	1,000,000	971,700
WEA Finance LLC(a)
05/10/21	4.625%	1,960,000	1,982,722
Total			21,901,244

Restaurants 0.1%

McDonald’s Corp. Senior Unsecured
03/01/18	5.350%	700,000	837,727
Yum! Brands, Inc. Senior Unsecured
11/01/21	3.750%	590,000	598,507
Total			1,436,234

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Retailers 0.7%

CVS Caremark Corp. Senior Unsecured
03/15/19	6.600%	$3,500,000	$4,317,397
Gap, Inc. (The) Senior Unsecured(b)
04/12/21	5.950%	1,110,000	1,120,153
Home Depot, Inc. (The) Senior Unsecured
04/01/41	5.950%	850,000	1,043,254
Limited Brands, Inc. Senior Unsecured(b)
07/15/17	6.900%	1,900,000	2,113,750
Macy’s Retail Holdings, Inc.
12/01/16	5.900%	1,030,000	1,181,978
Wal-Mart Stores, Inc.
Senior Unsecured
04/01/40	5.625%	3,500,000	4,203,493
04/15/41	5.625%	200,000	242,074
Wal-Mart Stores, Inc.(b)
Senior Unsecured
10/25/40	5.000%	1,940,000	2,147,388
Total			16,369,487

Supermarkets 0.3%

Delhaize Group SA
06/15/17	6.500%	1,867,000	2,157,604
Kroger Co. (The)
06/15/12	6.200%	1,343,000	1,357,274
08/15/17	6.400%	1,600,000	1,929,019
Safeway, Inc. Senior Unsecured
12/01/21	4.750%	1,060,000	1,095,798
Total			6,539,695

Technology 0.9%

Cisco Systems, Inc. Senior Unsecured
02/15/39	5.900%	830,000	1,008,117
Fidelity National Information Services Inc.(a)(b)
03/15/22	5.000%	1,050,000	1,034,250
Google, Inc. Senior Unsecured(b)
05/19/16	2.125%	1,500,000	1,559,239
Hewlett-Packard Co. Senior Unsecured
09/15/17	2.600%	6,000,000	5,996,304
International Business Machines Corp. Senior Unsecured
07/22/16	1.950%	4,350,000	4,463,792

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

Intuit, Inc. Senior Unsecured
03/15/17	5.750%	$2,170,000	$2,488,406
Jabil Circuit, Inc.
Senior Unsecured
12/15/20	5.625%	720,000	756,000
Jabil Circuit, Inc.(b)
Senior Unsecured
07/15/16	7.750%	1,910,000	2,177,400
Oracle Corp.
Senior Unsecured
01/15/16	5.250%	1,000,000	1,147,555
07/08/39	6.125%	1,460,000	1,810,921
Oracle Corp.(b)
Senior Unsecured
07/15/40	5.375%	790,000	913,453
Total			23,355,437

Textile 0.1%

Hanesbrands, Inc.(b)
12/15/20	6.375%	1,540,000	1,582,350

Tobacco 0.2%

Altria Group, Inc.
08/06/19	9.250%	1,945,000	2,615,500
Philip Morris International, Inc. Senior Unsecured
05/17/21	4.125%	1,870,000	2,023,050
Total			4,638,550

Wireless 0.8%

America Movil SAB de CV(b)
03/30/20	5.000%	2,550,000	2,835,590
American Tower Corp. Senior Unsecured
04/01/15	4.625%	2,300,000	2,449,896
Cellco Partnership/Verizon Wireless Capital LLC
Senior Unsecured
02/01/14	5.550%	2,400,000	2,595,681
11/15/18	8.500%	3,400,000	4,668,278
SBA Telecommunications, Inc.(b)
08/15/19	8.250%	1,298,000	1,431,045
Vodafone Group PLC
Senior Unsecured
02/27/17	5.625%	2,170,000	2,538,273
Vodafone Group PLC(b)
Senior Unsecured
12/16/13	5.000%	2,800,000	2,994,289
Total			19,513,052

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines 1.5%
AT&T, Inc.
Senior Unsecured
11/15/13	6.700%	$1,000,000	$1,093,932
09/15/14	5.100%	1,000,000	1,100,711
02/15/39	6.550%	4,100,000	4,989,532
AT&T, Inc.(b)
Senior Unsecured
08/15/21	3.875%	3,080,000	3,257,722
British Telecommunications PLC
Senior Unsecured
01/15/13	5.150%	1,000,000	1,033,190
01/15/18	5.950%	3,065,000	3,558,716
CenturyLink, Inc.
Senior Unsecured
09/15/19	6.150%	1,505,000	1,562,389
03/15/22	5.800%	1,240,000	1,210,872
09/15/39	7.600%	860,000	813,487
Deutsche Telekom International Finance BV
08/20/18	6.750%	2,450,000	2,968,202
Deutsche Telekom International Finance BV(a)(b)
03/06/17	2.250%	500,000	494,881
France Telecom SA Senior Unsecured
07/08/14	4.375%	1,300,000	1,388,223
Telecom Italia Capital SA
06/04/18	6.999%	2,620,000	2,790,300
Telefonica Emisiones SAU
07/15/19	5.877%	1,200,000	1,218,244
02/16/21	5.462%	1,390,000	1,365,438
Verizon Communications, Inc.
Senior Unsecured
11/01/18	8.750%	300,000	407,108
04/01/19	6.350%	2,500,000	3,044,400
04/01/39	7.350%	1,520,000	2,039,598
Windstream Corp.(b)
11/01/17	7.875%	1,240,000	1,367,100
Total			35,704,045
Total Corporate Bonds & Notes (Cost: $645,972,153)			$675,829,374

Residential Mortgage-Backed Securities - Agency 32.1%
Federal Home Loan Mortgage Corp.(c)(d)
05/01/41	2.593%	2,701,100	2,807,676
07/01/40	3.555%	2,913,818	3,060,160
02/01/41	3.695%	2,906,351	3,047,331
09/01/40	4.031%	7,027,778	7,398,357
Federal Home Loan Mortgage Corp.(d)
04/01/41	4.000%	21,414,400	22,676,706
11/01/22- 06/01/33	5.000%	8,369,594	9,021,300
03/01/34- 08/01/38	5.500%	17,550,193	19,248,941
02/01/38	6.000%	7,798,736	8,610,606
CMO Series 3599 Class B
11/15/14	1.600%	1,138,309	1,140,705

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal National Mortgage Assocation(d)
06/01/39	4.500%	$15,636,190	$16,865,413
Federal National Mortgage Association(b)(d)
10/01/41	3.500%	21,494,920	22,096,431
07/01/31	5.000%	24,484,782	26,476,267
Federal National Mortgage Association(c)(d)
09/01/41	3.385%	2,455,041	2,563,906
03/01/40	3.969%	3,873,723	4,092,533
CMO Series 2002-82 Class FP
02/25/32	0.742%	829,302	830,229
CMO Series 2005-106 Class UF
11/25/35	0.542%	5,713,165	5,691,707
CMO Series 2006-43 Class FM
06/25/36	0.542%	2,996,752	2,985,333
CMO Series 2007-36 Class FB
04/25/37	0.642%	9,318,495	9,304,154
Federal National Mortgage Association(d)
10/01/40- 01/01/42	4.000%	63,991,396	67,632,669
07/01/33- 07/01/41	4.500%	62,754,293	67,719,218
11/01/33- 08/01/39	5.000%	62,194,702	67,492,347
04/01/33- 01/01/39	5.500%	76,633,429	83,952,455
08/01/34- 09/01/37	6.000%	29,443,136	32,659,188
Federal National Mortgage Association(d)(e)
04/01/42	4.000%	35,000,000	36,695,313
04/01/42	4.500%	44,000,000	46,798,127
04/01/42	5.000%	45,000,000	48,610,548
04/01/42	6.000%	9,100,000	10,025,641
04/01/42	6.500%	7,000,000	7,826,875
Government National Mortgage Association(d)
11/20/40	4.000%	29,973,981	32,246,807
02/15/40- 06/15/41	4.500%	65,105,192	71,369,394
07/20/39- 10/20/40	5.000%	44,600,541	49,217,623

Total Residential Mortgage-Backed Securities - Agency (Cost: $773,516,242)			$790,163,960

Residential Mortgage-Backed Securities - Non-Agency 3.0%
Banc of America Mortgage Securities, Inc. CMO Series 2004-7 Class 7A1(d)
08/25/19	5.000%	1,007,787	1,033,134
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2006-1 Class A1(c)(d)
02/25/36	2.520%	2,122,909	1,905,290
Chase Mortgage Financial Corp. CMO Series 2006-S4 Class A3(d)
12/25/36	6.000%	1,405,542	1,358,901

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Citicorp Mortgage Securities, Inc. CMO Series 2007-8 Class 1A3(d)
09/25/37	6.000%	$1,840,105	$1,818,953
Citigroup Mortgage Loan Trust, Inc. CMO Series 2005-4 Class A(c)(d)
08/25/35	5.328%	4,125,119	3,933,110
Countrywide Home Loan Mortgage Pass-Through Trust(d)
CMO Series 2003-35 Class 1A3
09/25/18	5.000%	1,815,923	1,891,361
CMO Series 2004-5 Class 2A4
05/25/34	5.500%	728,388	753,434
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2003-AR28 Class 2A1(c)(d)
12/25/33	2.599%	1,300,693	1,186,547
JPMorgan Mortgage Trust(c)(d)
CMO Series 2005-A4 Class 2A1
07/25/35	2.779%	2,838,124	2,393,927
CMO Series 2005-S2 Class 3A1
02/25/32	6.803%	2,834,990	2,869,109
JPMorgan Mortgage Trust(d)
CMO Series 2004-S2 Class 1A3
11/25/19	4.750%	1,584,493	1,592,337
Mastr Adjustable Rate Mortgages Trust CMO Series 2004-13 Class 3A7(c)(d)
11/21/34	2.718%	1,780,000	1,740,735
PHH Mortgage Capital LLC CMO Series 2007-6 Class A1(c)(d)
12/18/37	6.015%	2,296,353	2,412,944
Provident Funding Mortgage Loan Trust CMO Series 2005-1 Class 2A1(c)(d)
05/25/35	2.785%	3,489,191	3,213,049
Residential Funding Mortgage Securities I CMO Series 2006-S10 Class 2A1(d)
10/25/21	5.500%	1,176,744	1,140,491
Sequoia Mortgage Trust CMO Series 2012-1 Class 1A1(c)(d)
01/25/42	2.865%	2,955,191	2,976,940
WaMu Mortgage Pass-Through Certificates(d)
CMO Series 2003-S11 Class 3A5
11/25/33	5.950%	1,580,751	1,656,597
CMO Series 2003-S8 Class A2
09/25/18	5.000%	1,377,997	1,412,983
Wells Fargo Mortgage-Backed Securities Trust(c)(d)
CMO Series 2004-A Class A1
02/25/34	4.856%	1,770,380	1,789,976
CMO Series 2005-AR14 Class A1
08/25/35	5.351%	2,330,627	2,300,233
CMO Series 2005-AR16 Class 4A6
10/25/35	2.720%	250,115	249,108
CMO Series 2007-AR10 Class 1A1
01/25/38	6.092%	1,833,220	1,854,395
Wells Fargo Mortgage-Backed Securities Trust(d)
CMO Series 2003-12 Class A1
11/25/18	4.750%	1,668,269	1,723,110
CMO Series 2004-4 Class A9

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
05/25/34	5.500%	$3,048,865	$3,138,001
CMO Series 2005-17 Class 1A1
01/25/36	5.500%	656,177	632,236
CMO Series 2005-2 Class 1A1
04/25/35	5.500%	1,544,033	1,547,860
CMO Series 2005-5 Class 1A1
05/25/20	5.000%	871,627	884,699
CMO Series 2005-6 Class A1
08/25/35	5.250%	1,481,289	1,486,750
CMO Series 2005-9 Class 1A11
10/25/35	5.500%	3,218,797	3,286,572
CMO Series 2006-10 Class A19
08/25/36	6.000%	2,719,349	2,750,700
CMO Series 2006-10 Class A4
08/25/36	6.000%	2,788,135	2,761,177
CMO Series 2006-13 Class A5
10/25/36	6.000%	6,774,409	6,673,057
CMO Series 2006-3 Class A9
03/25/36	5.500%	2,141,167	2,155,798
CMO Series 2006-9 Class 1A15
08/25/36	6.000%	1,499,235	1,498,156
CMO Series 2007-13 Class A1
09/25/37	6.000%	2,325,998	2,279,750
CMO Series 2007-3 Class 3A1
04/25/22	5.500%	2,071,146	2,165,110

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $73,803,307)			$74,466,530

Commercial Mortgage-Backed Securities - Non-Agency 6.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc.(c)(d)
Series 2003-2 Class A3
03/11/41	4.873%	1,107,152	1,130,050
Series 2005-5 Class A4
10/10/45	5.115%	1,650,000	1,829,180
Series 2005-5 Class AM
10/10/45	5.176%	2,850,000	3,046,633
Banc of America Merrill Lynch Commercial Mortgage, Inc.(d)
Series 2004-6 Class A3
12/10/42	4.512%	4,113,599	4,196,068
Series 2005-1 Class A3
11/10/42	4.877%	378,917	378,710
Bear Stearns Commercial Mortgage Securities(c)(d)
Series 2002-PBW1 Class A2
11/11/35	4.720%	2,076,176	2,090,219
Bear Stearns Commercial Mortgage Securities(d)
Series 2004-PWR3 Class A4
01/11/14	4.715%	1,300,000	1,365,259
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A3(c)(d)
07/15/44	5.225%	1,800,000	1,826,518
Commercial Mortgage Pass-Through Certificates(c)(d)
Series 2004-LB3A Class A4
07/10/37	5.234%	627,173	646,763

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Commercial Mortgage Pass-Through Certificates(d)
Series 2004-LB2A Class A4
03/10/39	4.715%	$1,488,259	$1,566,690
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2(c)(d)
05/15/36	5.416%	5,400,000	5,784,134
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class A5(c)(d)
07/10/45	4.979%	2,000,000	2,004,980
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A3(d)
04/10/40	4.646%	285,475	287,876
GS Mortgage Securities Corp. II(b)(c)(d)
Series 2004-GG2 Class A6
08/01/38	5.396%	5,060,000	5,461,842
GS Mortgage Securities Corp. II(d)
Series 2005-GG4 Class A4
07/10/39	4.761%	7,600,000	8,103,515
Series 2005-GG4 Class A4A
07/10/39	4.751%	505,000	547,652
Greenwich Capital Commercial Funding Corp.(c)(d)
Series 2005-GG3 Class A4
08/10/42	4.799%	3,500,000	3,788,365
Series 2005-GG3 Class AJ
08/10/42	4.859%	1,900,000	1,977,368
Greenwich Capital Commercial Funding Corp.(d)
Series 2005-GG3 Class A3
08/10/42	4.569%	10,000,000	10,276,470
LB-UBS Commercial Mortgage Trust(b)(d)
Series 2005-C3 Class A3
07/15/30	4.647%	1,058,793	1,059,758
LB-UBS Commercial Mortgage Trust(c)(d)
Series 2003-C7 Class A3
09/15/27	4.559%	7,943,729	7,946,141
Series 2004-C4 Class A4
06/15/29	5.281%	6,100,000	6,574,726
Series 2004-C8 Class AJ
12/15/39	4.858%	1,250,000	1,290,494
Series 2005-C5 Class AM
09/15/40	5.017%	5,700,000	6,072,529
Series 2005-C7 Class AM
11/15/40	5.263%	5,130,000	5,500,807
LB-UBS Commercial Mortgage Trust(d)
Series 2004-C1 Class A4
01/15/31	4.568%	5,775,000	6,032,121
Series 2004-C2 Class A4
03/15/36	4.367%	4,550,000	4,789,630
Series 2004-C7 Class A5
10/15/29	4.628%	4,948,844	5,093,830
Series 2005-C2 Class A4
04/15/30	4.998%	2,762,398	2,844,773
Series 2005-C3 Class A5
07/15/30	4.739%	3,650,000	3,971,346
Series 2005-C3 Class AJ
07/15/40	4.843%	3,800,000	3,798,035
Series 2005-C5 Class A4
09/15/30	4.954%	4,600,000	5,055,598

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Capital I(d)
Series 2005-T17 Class A5
12/13/41	4.780%	$6,525,000	$7,063,634
Series 2005-HQ6 Class A2A
08/13/42	4.882%	2,009,779	2,030,329
Morgan Stanley Dean Witter Capital I Series 2002-TOP7 Class A2(d)
01/15/39	5.980%	1,339,057	1,339,063
Wachovia Bank Commercial Mortgage Trust(c)(d)
Series 2005-C20 Class A6A
07/15/42	5.110%	6,711,664	6,792,184
Series 2005-C20 Class AMFX
07/15/42	5.179%	2,512,000	2,700,269
Wachovia Bank Commercial Mortgage Trust(d)
Series 2004-C11 Class A4
01/15/41	5.030%	1,153,051	1,169,901
Series 2004-C15 Class A3
10/15/41	4.502%	1,663,415	1,683,031
Series 2004-C15 Class A4
12/15/44	4.803%	13,475,500	14,452,285

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $151,987,754)			$153,568,776

Asset-Backed Securities - Non-Agency 0.2%
CNH Equipment Trust Series 2011-B Class A2
12/15/14	0.710%	4,800,000	4,800,631

Total Asset-Backed Securities - Non-Agency (Cost: $4,799,447)			$4,800,631

U.S. Treasury Obligations 24.6%
U.S. Treasury
01/15/13	1.375%	6,000,000	6,054,846
05/31/13	3.500%	32,700,000	33,931,351
08/15/13	0.750%	18,000,000	18,112,500
10/15/13	0.500%	33,000,000	33,096,690
03/15/14	1.250%	3,640,000	3,703,131
12/31/16	3.250%	13,600,000	15,019,500
05/15/41	4.375%	6,600,000	7,934,441
08/15/41	3.750%	2,100,000	2,270,297
11/15/41	3.125%	2,500,000	2,398,048
U.S. Treasury(b)
05/15/13	1.375%	126,100,000	127,671,332
06/30/13	0.375%	17,000,000	17,022,576
09/15/13	0.750%	17,000,000	17,112,897
08/15/14	0.500%	22,000,000	22,039,534
03/15/15	0.375%	7,200,000	7,172,438
01/31/17	0.875%	43,400,000	43,132,135
02/28/17	0.875%	65,000,000	64,542,985
11/30/18	1.375%	6,800,000	6,735,720
02/15/22	2.000%	76,500,000	75,029,747
08/15/26	6.750%	2,900,000	4,282,030
02/15/31	5.375%	30,000,000	40,350,000

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)

02/15/40	4.625%	$1,350,000	$1,686,023
05/15/40	4.375%	29,000,000	34,849,851
02/15/41	4.750%	16,000,000	20,392,496
Total U.S. Treasury Obligations (Cost: $590,587,522)			$604,540,568

U.S. Government & Agency Obligations 1.0%

Federal Home Loan Mortgage Corp.(b)
09/10/15	1.750%	10,000,000	10,331,990
06/13/18	4.875%	5,500,000	6,559,074
Federal National Mortgage Association(b)
02/13/17	5.000%	7,000,000	8,238,377
Total U.S. Government & Agency Obligations (Cost: $23,605,358)			$25,129,441

Foreign Government Obligations(f) 4.3%
BRAZIL 0.7%
Brazilian Government International Bond
Senior Unsecured
01/15/19	5.875%	5,300,000	6,338,800
01/22/21	4.875%	2,560,000	2,887,609
01/07/41	5.625%	1,150,000	1,327,100
Petrobras International Finance Co.
01/20/20	5.750%	2,140,000	2,370,692
01/27/21	5.375%	3,420,000	3,758,849
Total			16,683,050
CANADA 0.1%
Province of Ontario
Senior Unsecured
04/27/16	5.450%	1,550,000	1,801,044
Province of Ontario(b)
09/21/16	1.600%	1,700,000	1,714,513
Total			3,515,557
CHILE 0.1%
Chile Government International Bond
Senior Unsecured(b)
09/14/21	3.250%	1,600,000	1,624,000
COLOMBIA –%
Colombia Government International Bond
Senior Unsecured(b)
07/12/21	4.375%	1,000,000	1,087,500
GERMANY 0.3%
KFW
Government Guaranteed
06/01/16	2.000%	4,000,000	4,140,512
KFW(b)

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(f) (continued)
GERMANY (CONTINUED)
Government Guaranteed
10/15/14	4.125%	$2,290,000		$2,485,619
Total				6,626,131
ITALY –%
Republic of Italy
Senior Unsecured
09/27/23	6.875%		900,000	945,450
MEXICO 0.6%
Mexico Government International Bond
Senior Unsecured
01/15/17	5.625%		925,000	1,069,763
03/19/19	5.950%		4,720,000	5,659,280
03/08/44	4.750%		1,040,000	1,019,200
Mexico Government International Bond(b)
Senior Unsecured
01/15/20	5.125%		2,000,000	2,295,000
01/11/40	6.050%		1,210,000	1,458,050
Pemex Project Funding Master Trust
06/15/35	6.625%		470,000	535,800
Pemex Project Funding Master Trust(b)
03/05/20	6.000%		1,635,000	1,861,447
Petroleos Mexicanos(a)
06/02/41	6.500%		850,000	956,250
Total				14,854,790
PERU 0.1%
Peruvian Government International Bond
Senior Unsecured
11/18/50	5.625%		1,200,000	1,344,000
Peruvian Government International Bond(b)
Senior Unsecured
03/14/37	6.550%		780,000	993,720
Total				2,337,720
POLAND 0.1%
Poland Government International Bond(b)
Senior Unsecured
07/16/15	3.875%		530,000	555,837
04/21/21	5.125%		1,095,000	1,166,175
Total				1,722,012
SOUTH KOREA 0.1%
Korea Development Bank (The)
Senior Unsecured
03/09/16	3.250%		1,450,000	1,465,948
UNITED KINGDOM 2.2%
United Kingdom Gilt
09/07/21	3.750%	GBP	23,930,000	43,646,189

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(f) (continued)
UNITED KINGDOM (CONTINUED)
12/07/42	4.500%	GBP $	5,960,000	$11,599,785
Total				55,245,974
Total Foreign Government Obligations (Cost: $101,931,679)				$106,108,132

Issue Description	Coupon Rate		Principal Amount	Value

Municipal Bonds 1.6%
American Municipal Power, Inc.
Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	$500,000		$637,320
Bay Area Toll Authority
Revenue Bonds Build America Bonds Series 2010-S1
04/01/40	6.918%		725,000	948,068
City of New York
Unlimited General Obligation Bonds Taxable Build America Bonds Series 2010F-1
12/01/37	6.271%		950,000	1,182,646
Kentucky Turnpike Authority
Revenue Bonds Build America Bonds Series 2010B
07/01/30	5.722%		2,050,000	2,304,364
Los Angeles Community College District
Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/49	6.750%		1,550,000	2,011,032
Maryland State Transportation Authority
Revenue Bonds Taxable Build America Bonds Series 2010
07/01/41	5.754%		850,000	1,023,936
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/40	6.687%		1,000,000	1,228,750
11/15/40	6.814%		1,100,000	1,401,917
Missouri Highway & Transportation Commission
Revenue Bonds Build America Bonds Series 2009
05/01/33	5.445%		1,700,000	2,004,657
New Jersey State Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
01/01/40	7.414%	$1,275,000	$1,818,545
Series 2010A
01/01/41	7.102%	1,520,000	2,089,362
New York City Municipal Water Finance Authority
Revenue Bonds Build America Bonds Series 2010
06/15/42	5.724%	2,000,000	2,494,800
Ohio State University (The)
Revenue Bonds Build America Bonds Series 2010
06/01/40	4.910%	120,000	133,436
Ohio State Water Development Authority
Revenue Bonds Taxable Loan Fund-Water Quality Series 2010B-2
12/01/34	4.879%	1,160,000	1,246,942
Port Authority of New York & New Jersey
Revenue Bonds Consolidated #168 Series 2011
10/01/51	4.926%	1,500,000	1,598,670
Sacramento Municipal Utility District
Revenue Bonds Build America Bonds Series 2010
05/15/36	6.156%	900,000	1,066,014
San Francisco City & County Public Utilities Commission
Revenue Bonds Build America Bonds Series 2010
11/01/40	6.000%	1,050,000	1,252,198
Santa Clara Valley Transportation Authority
Revenue Bonds Build America Bonds Series 2010
04/01/32	5.876%	1,220,000	1,436,306
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/39	7.300%	800,000	1,001,600
Series 2010
11/01/40	7.600%	595,000	769,811
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	400,000	513,964
State of Illinois
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
07/01/35	7.350%	920,000	1,075,756
Taxable Pension Bonds
Series 2003
06/01/33	5.100%	2,820,000	2,670,089

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Unlimited General Obligation Taxable Bonds
Series 2011
03/01/19	5.877%	$2,380,000	$2,615,477
State of Washington
Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/40	5.140%	3,000,000	3,475,470
University of Texas
Revenue Bonds Build America Bonds Series 2010D
08/15/42	5.134%	2,000,000	2,330,260
Total Municipal Bonds (Cost: $34,657,220)			$40,331,390

Issuer	Coupon Rate	Principal Amount	Value

Treasury Note Short-Term 0.4%
U.S. Treasury Bills(b)
08/30/12	0.000%	$8,995,060	$8,995,500
Total Treasury Note Short-Term (Cost: $8,995,060)			$8,995,500

		Shares	Value

Money Market Funds 3.7%
Columbia Short-Term Cash Fund, 0.161%(g)(h)		90,073,488	$90,073,488
Total Money Market Funds (Cost: $90,073,488)			$90,073,488

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 22.8%
Asset-Backed Commercial Paper 4.0%
Antalis US Funding Corp.
04/05/12	0.310%	19,998,795	$19,998,795
Atlantic Asset Securitization LLC
04/05/12	0.300%	14,999,125	14,999,125
Atlantis One
04/11/12	0.511%	4,993,554	4,993,554
09/10/12	0.592%	9,970,500	9,970,500
Kells Funding LLC
05/10/12	0.501%	4,994,097	4,994,097
06/04/12	0.501%	7,989,445	7,989,445
LMA Americas LLC
04/03/12	0.310%	9,999,397	9,999,397
Rheingold Securitization

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
04/27/12	0.600%	$9,994,833	$9,994,833
04/30/12	0.600%	9,994,833	9,994,833
Versailles Commercial Paper LLC
04/04/12	0.340%	4,999,670	4,999,670
Total			97,934,249
Certificates of Deposit 9.5%
ABN AMRO Bank N.V.
06/21/12	0.400%	14,984,682	14,984,682
Australia and New Zealand Bank Group, Ltd.
05/16/12	0.470%	10,000,000	10,000,000
06/11/12	0.580%	5,000,000	5,000,000
Bank of Nova Scotia
05/03/12	0.373%	4,000,000	4,000,000
07/26/12	0.321%	7,000,000	7,000,000
Barclays Bank PLC
04/18/12	0.600%	10,000,000	10,000,000
Branch Banking & Trust Corporation
07/12/12	0.420%	7,000,000	7,000,000
DnB NOR ASA
09/14/12	0.530%	12,000,000	12,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
04/26/12	0.300%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	7,000,000	7,000,000
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
04/10/12	0.335%	15,000,000	15,000,000
National Australia Bank
04/30/12	0.391%	10,000,000	10,000,000
08/16/12	0.341%	10,000,000	10,000,000
Natixis
04/03/12	0.260%	10,000,000	10,000,000
Norinchukin Bank
05/21/12	0.470%	10,000,000	10,000,000
Rabobank
07/31/12	0.660%	5,000,000	5,000,000
Royal Bank of Canada
04/02/12	0.100%	20,000,000	20,000,000
Skandinaviska Enskilda Banken
04/16/12	0.360%	10,000,000	10,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	9,000,000	9,000,000
09/06/12	0.800%	4,979,639	4,979,639
Sumitomo Trust & Banking Co., Ltd.
05/29/12	0.370%	12,000,000	12,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Svenska Handelsbanken
08/30/12	0.580%	$5,000,000	$5,000,000
09/13/12	0.490%	10,000,000	10,000,000
Union Bank of Switzerland
04/17/12	0.580%	10,000,000	10,000,000
United Overseas Bank Ltd.
04/16/12	0.230%	5,000,000	5,000,000
Total			232,964,321
Commercial Paper 6.8%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
BTM Capital
06/27/12	0.511%	4,993,554	4,993,554
Caisse d’Amortissement de la Dette Sociale
05/02/12	0.671%	14,974,596	14,974,596
08/10/12	0.531%	4,989,474	4,989,474
Development Bank of Singapore Ltd.
07/27/12	0.561%	9,973,867	9,973,867
DnB NOR
07/25/12	0.602%	4,984,833	4,984,833
08/30/12	0.491%	5,000,000	5,000,000
Erste Abwicklungsanstalt
04/23/12	0.671%	1,996,613	1,996,613
Foreningsparbanken (Swedbank)
04/03/12	0.400%	4,996,556	4,996,556
Manhattan Asset Funding Co. LLC
04/05/12	0.200%	2,999,533	2,999,533
Mitsubishi UFJ Trust and Banking Corp.
05/03/12	0.430%	9,991,519	9,991,519
Skandinaviska Enskilda Banken AB
05/03/12	0.350%	4,996,840	4,996,840
Societe Generale
04/03/12	0.300%	14,999,125	14,999,125
State Development Bank of NorthRhine-Westphalia
04/13/12	0.240%	9,997,933	9,997,933
Suncorp Metway Ltd.
04/05/12	0.500%	9,991,111	9,991,111
05/21/12	0.480%	4,995,800	4,995,800

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Svenska Handelsbank
05/23/12	0.300%	$9,992,917	$9,992,917
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
08/16/12	0.302%	10,000,000	10,000,000
Toyota Motor Credit Corp.
04/26/12	0.562%	6,979,964	6,979,964
Westpac Securities NZ Ltd.
04/20/12	0.531%	7,978,447	7,978,447
08/27/12	0.491%	6,984,279	6,984,279
Total			166,782,016
Repurchase Agreements 2.5%
Citibank NA dated 03/30/12, matures 04/02/12, repurchase price $10,000,142(i)
	0.170%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $15,000,338(i)
	0.270%	15,000,000	15,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,217(i)
	0.260%	10,000,000	10,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $10,000,169(i)
	0.200%	10,000,000	10,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $10,000,225(i)
	0.270%	10,000,000	10,000,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $7,383,893(i)
	0.200%	7,383,770	7,383,770
Total			62,383,770
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $560,064,356)			$560,064,356
Total Investments
(Cost: $3,059,993,586)(j)			$3,134,072,146(k)
Other Assets & Liabilities, Net			(673,605,944)
Net Assets			$2,460,466,202

Investments in Derivatives

At March 31, 2012, cash of $1,563 pledged as collateral for open futures contracts and was being held at the broker of the futures contracts.

Futures Contracts Outstanding at March 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 2-year	50	$11,007,032	July 2012	$12,362	$—

Forward Foreign Currency Exchange Contracts Open at March 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA), Inc.	April 27 2012	34,775,411	54,141,837	$—	$(1,472,784)
		(GBP)	(USD)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $41,882,648 or 1.70% of net assets.

(b)	At March 31, 2012, security was partially or fully on loan.
(c)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2012.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(h)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$29,576,245	$352,297,959	$(291,800,716)	$—	$90,073,488	$40,321	$90,073,488

(i)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.170%)

Security Description	Value
Fannie Mae REMICS	$5,106,843
Freddie Mac REMICS	3,841,721
Government National Mortgage Association	1,251,436
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$147,859
Government National Mortgage Association	1,106,514
United States Treasury Note/Bond	14,045,627
Total Market Value of Collateral Securities	$15,300,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$1,722,374
Fannie Mae REMICS	2,961,553
Freddie Mac Gold Pool	360,258
Freddie Mac REMICS	3,555,359
Government National Mortgage Association	415,199
United States Treasury Inflation Indexed Bonds	372,088
United States Treasury Note/Bond	813,390
Total Market Value of Collateral Securities	$10,200,221

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$5,713,592
Freddie Mac Gold Pool	4,486,408
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$12,753
Fannie Mae Pool	2,788,015
Fannie Mae REMICS	476,022
Fannie Mae-Aces	13,506
Federal Farm Credit Bank	406,147
Federal Home Loan Banks	204,395
Federal Home Loan Mortgage Corp	307,038
Federal National Mortgage Association	354,533
Freddie Mac Coupon Strips	23,097
Freddie Mac Gold Pool	927,084
Freddie Mac Non Gold Pool	208,700
Freddie Mac Reference REMIC	30
Freddie Mac REMICS	772,243
Ginnie Mae I Pool	943,606
Ginnie Mae II Pool	1,414,808
Government National Mortgage Association	631,973
United States Treasury Bill	147,884
United States Treasury Inflation Indexed Bonds	27,979
United States Treasury Note/Bond	517,882
United States Treasury Strip Coupon	22,305
Total Market Value of Collateral Securities	$10,200,000

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$7,531,491
Total Market Value of Collateral Securities	$7,531,491

(j)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $3,059,994,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$77,838,000
Unrealized Depreciation	(3,760,000)
Net Unrealized Appreciation	$74,078,000

(k)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

Currency Legend
GBP	British Pound
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
Description	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes	$—	$675,829,374	$—	$675,829,374
Residential Mortgage-Backed Securities - Agency	—	790,163,960	—	790,163,960
Residential Mortgage-Backed Securities - Non-Agency	—	74,466,530	—	74,466,530
Commercial Mortgage-Backed Securities - Non-Agency	—	153,568,776	—	153,568,776
Asset-Backed Securities - Non-Agency	—	4,800,631	—	4,800,631
U.S. Treasury Obligations	604,540,568	—	—	604,540,568
U.S. Government & Agency Obligations	—	25,129,441	—	25,129,441
Foreign Government Obligations	—	106,108,132	—	106,108,132
Municipal Bonds	—	40,331,390	—	40,331,390
Total Bonds	604,540,568	1,870,398,234	—	2,474,938,802

Short-Term Securities
Treasury Note Short-Term	8,995,500	—	—	8,995,500
Total Short-Term Securities	8,995,500	—	—	8,995,500

Other
Money Market Funds	90,073,488	—	—	90,073,488
Investments of Cash Collateral Received for Securities on Loan	—	560,064,356	—	560,064,356
Total Other	90,073,488	560,064,356	—	650,137,844

Investments in Securities	703,609,556	2,430,462,590	—	3,134,072,146
Derivatives
Assets
Futures Contracts	12,362	—	—	12,362
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,472,784)	—	(1,472,784)
Total	$703,621,918	$2,428,989,806	$—	$3,132,611,724

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – American Century Growth Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%
CONSUMER DISCRETIONARY 16.6%
Auto Components 1.8%
Autoliv, Inc.(a)	193,342	$12,963,581
BorgWarner, Inc.(a)(b)	255,972	21,588,679
Total		34,552,260
Automobiles 0.8%
Harley-Davidson, Inc.(a)	300,640	14,755,411
Hotels, Restaurants & Leisure 4.5%
Chipotle Mexican Grill, Inc.(a)(b)	20,669	8,639,642
Marriott International, Inc., Class A(a)	490,875	18,579,619
McDonald’s Corp.	282,939	27,756,316
Starbucks Corp.	587,367	32,827,941
Total		87,803,518
Household Durables 0.9%
Mohawk Industries, Inc.(b)	73,649	4,898,395
Tempur-Pedic International, Inc.(a)(b)	159,993	13,508,209
Total		18,406,604
Internet & Catalog Retail 1.5%
Amazon.com, Inc.(a)(b)	147,194	29,808,257
Media 2.3%
CBS Corp., Class B Non Voting(a)	348,122	11,804,817
Time Warner Cable, Inc.	266,828	21,746,482
Viacom, Inc., Class B	245,251	11,639,612
Total		45,190,911
Multiline Retail 1.6%
Dollar General Corp.(b)	226,627	10,470,167
JCPenney Co., Inc.(a)	137,625	4,876,054
Macy’s, Inc.	393,601	15,637,768
Total		30,983,989
Specialty Retail 2.2%
Home Depot, Inc. (The)(a)	403,831	20,316,738
O’Reilly Automotive, Inc.(a)(b)	114,879	10,494,197
Tractor Supply Co.(a)	61,143	5,537,110
Urban Outfitters, Inc.(a)(b)	239,093	6,959,997
Total		43,308,042
Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc.	207,448	16,031,581
lululemon athletica, Inc.(b)	53,601	4,002,923
Total		20,034,504
TOTAL CONSUMER DISCRETIONARY		324,843,496

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 11.9%
Beverages 4.5%
Boston Beer Co., Inc. (The), Class A(a)(b)	26,133	$2,790,743
Brown-Forman Corp., Class B	23,609	1,968,754
Coca-Cola Co. (The)(a)	630,223	46,642,804
Monster Beverage Corp.(b)	40,862	2,537,122
PepsiCo, Inc.	502,320	33,328,932
Total		87,268,355
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	224,214	20,358,631
CVS Caremark Corp.	327,869	14,688,531
Whole Foods Market, Inc.(a)	123,172	10,247,911
Total		45,295,073
Food Products 1.5%
Hershey Co. (The)	223,500	13,707,255
Kellogg Co.	208,424	11,177,779
Mead Johnson Nutrition Co.	57,872	4,773,283
Total		29,658,317
Household Products 1.2%
Church & Dwight Co., Inc.	78,591	3,865,891
Colgate-Palmolive Co.	193,937	18,963,160
Total		22,829,051
Personal Products 0.6%
Estee Lauder Companies, Inc. (The), Class A	185,549	11,492,905
Tobacco 1.8%
Philip Morris International, Inc.	407,687	36,125,145
TOTAL CONSUMER STAPLES		232,668,846
ENERGY 10.5%
Energy Equipment & Services 3.6%
Core Laboratories NV(a)	64,512	8,487,844
Hornbeck Offshore Services, Inc.(a)(b)	107,448	4,516,039
Oceaneering International, Inc.(a)	239,049	12,882,351
Schlumberger Ltd.(a)	626,987	43,845,201
Total		69,731,435
Oil, Gas & Consumable Fuels 6.9%
Devon Energy Corp.	185,846	13,217,367
EOG Resources, Inc.	142,616	15,844,637
Exxon Mobil Corp.	754,997	65,480,890
Noble Energy, Inc.	175,765	17,186,302

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	248,525	$23,667,036
Total		135,396,232
TOTAL ENERGY		205,127,667
FINANCIALS 3.6%
Capital Markets 0.9%
BlackRock, Inc.	85,947	17,610,540
Commercial Banks 1.1%
Wells Fargo & Co.	609,622	20,812,495
Insurance 0.3%
Brown & Brown, Inc.	273,487	6,503,521
Real Estate Investment Trusts (REITs) 0.9%
American Campus Communities, Inc.(a)	132,811	5,939,308
AvalonBay Communities, Inc.(a)	34,459	4,870,779
Simon Property Group, Inc.	52,066	7,584,975
Total		18,395,062
Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A(b)	382,838	7,641,447
TOTAL FINANCIALS		70,963,065
HEALTH CARE 10.5%
Biotechnology 1.3%
Alexion Pharmaceuticals, Inc.(a)(b)	90,455	8,399,651
Gilead Sciences, Inc.(b)	260,189	12,710,233
Medivation, Inc.(a)(b)	44,616	3,333,708
Total		24,443,592
Health Care Equipment & Supplies 3.4%
Cooper Companies, Inc. (The)	64,477	5,268,416
Covidien PLC	287,129	15,700,214
DENTSPLY International, Inc.(a)	97,221	3,901,479
Edwards Lifesciences Corp.(b)	97,162	7,066,592
Gen-Probe, Inc.(a)(b)	55,429	3,681,040
Hill-Rom Holdings, Inc.	150,644	5,033,016
IDEXX Laboratories, Inc.(a)(b)	50,628	4,427,418
Intuitive Surgical, Inc.(b)	14,561	7,888,422
ResMed, Inc.(a)(b)	200,647	6,201,999
Zimmer Holdings, Inc.(a)	123,319	7,926,945
Total		67,095,541

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 1.1%
Express Scripts, Inc.(a)	410,381	$22,234,443
Health Care Technology 0.4%
Cerner Corp.(a)(b)	96,408	7,342,433
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	275,034	12,241,763
Pharmaceuticals 3.7%
Abbott Laboratories(a)	549,386	33,671,868
Allergan, Inc.	113,499	10,831,209
Johnson & Johnson	333,881	22,022,791
Perrigo Co.(a)	60,248	6,224,221
Total		72,750,089
TOTAL HEALTH CARE		206,107,861
INDUSTRIALS 10.8%
Aerospace & Defense 4.4%
Hexcel Corp.(a)(b)	224,257	5,384,411
Honeywell International, Inc.	452,474	27,623,538
Precision Castparts Corp.(a)	66,436	11,486,784
Textron, Inc.(a)	254,842	7,092,253
United Technologies Corp.	412,086	34,178,413
Total		85,765,399
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	319,156	25,762,272
Electrical Equipment 0.6%
Rockwell Automation, Inc.	151,017	12,036,055
Industrial Conglomerates 0.4%
Danaher Corp.	145,535	8,149,960
Machinery 3.0%
Cummins, Inc.	125,974	15,121,919
Deere & Co.(a)	148,046	11,976,921
Illinois Tool Works, Inc.(a)	383,780	21,921,514
Terex Corp.(a)(b)	395,671	8,902,598
Total		57,922,952
Marine 0.3%
Kirby Corp.(a)(b)	98,494	6,479,920

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 0.8%
Union Pacific Corp.	134,167	$14,420,269
TOTAL INDUSTRIALS		210,536,827
INFORMATION TECHNOLOGY 31.4%
Communications Equipment 3.7%
Cisco Systems, Inc.	1,037,612	21,945,494
F5 Networks, Inc.(b)	80,457	10,858,477
QUALCOMM, Inc.	588,716	40,044,462
Total		72,848,433
Computers & Peripherals 10.4%
Apple, Inc.(b)	253,898	152,204,234
Dell, Inc.(b)	354,250	5,880,550
EMC Corp.(b)	1,244,640	37,189,843
NetApp, Inc.(b)	183,088	8,196,850
Total		203,471,477
Electronic Equipment, Instruments & Components 0.8%
Jabil Circuit, Inc.	402,809	10,118,562
Trimble Navigation Ltd.(a)(b)	90,859	4,944,547
Total		15,063,109
Internet Software & Services 2.6%
Google, Inc., Class A(b)	80,463	51,596,094
IT Services 4.6%
Accenture PLC, Class A	252,944	16,314,888
Automatic Data Processing, Inc.	272,891	15,060,854
International Business Machines Corp.(a)	192,394	40,143,008
Mastercard, Inc., Class A	40,885	17,193,778
Total		88,712,528
Semiconductors & Semiconductor Equipment 3.0%
Avago Technologies Ltd.	177,540	6,918,734
Broadcom Corp., Class A(b)	273,044	10,730,629
Linear Technology Corp.(a)	305,279	10,287,902
Marvell Technology Group Ltd.(b)	810,910	12,755,614
Xilinx, Inc.(a)	471,976	17,194,086
Total		57,886,965
Software 6.3%
Check Point Software Technologies Ltd.(a)(b)	160,684	10,258,067
Citrix Systems, Inc.(b)	86,768	6,846,863
CommVault Systems, Inc.(b)	52,835	2,622,730
Fortinet, Inc.(b)	145,077	4,011,379

Issuer		Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Microsoft Corp.		2,006,417	$64,706,948
Oracle Corp.		859,146	25,052,697
QLIK Technologies, Inc.(a)(b)		103,502	3,312,064
Red Hat, Inc.(b)		106,142	6,356,844
Total			123,167,592
TOTAL INFORMATION TECHNOLOGY			612,746,198
MATERIALS 3.3%
Chemicals 2.1%
EI du Pont de Nemours & Co.(a)		297,012	15,711,935
Monsanto Co.		207,895	16,581,705
Rockwood Holdings, Inc.(b)		175,597	9,157,384
Total			41,451,024
Metals & Mining 1.2%
Freeport-McMoRan Copper & Gold, Inc.		380,128	14,460,069
Nucor Corp.(a)		217,913	9,359,363
Total			23,819,432
TOTAL MATERIALS			65,270,456
TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
Crown Castle International Corp.(a)(b)		358,003	19,095,880
TOTAL TELECOMMUNICATION SERVICES			19,095,880
Total Common Stocks (Cost: $1,599,539,277)			$1,947,360,296

		Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.161%(c)(d)		7,106,179	$7,106,179
Total Money Market Funds (Cost: $7,106,179)			$7,106,179

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 18.4%
Asset-Backed Commercial Paper 1.3%
Atlantis One
08/01/12	0.662%	9,966,633	$9,966,633

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Kells Funding LLC
05/10/12	0.501%	$4,994,097	$4,994,097
Rheingold Securitization
04/30/12	0.600%	4,997,417	4,997,417
Versailles Commercial Paper LLC
04/04/12	0.340%	4,999,670	4,999,670
Total			24,957,817
Certificates of Deposit 8.1%
ABN AMRO Bank N.V.
06/21/12	0.400%	9,989,788	9,989,788
Australia and New Zealand Bank Group, Ltd.
05/16/12	0.470%	5,000,000	5,000,000
06/11/12	0.580%	5,000,000	5,000,000
Bank of Nova Scotia
07/26/12	0.321%	12,000,000	12,000,000
Barclays Bank PLC
04/18/12	0.600%	10,000,000	10,000,000
Branch Banking & Trust Corporation
07/12/12	0.420%	10,000,000	10,000,000
DZ Bank AG
04/16/12	0.220%	10,000,000	10,000,000
Den Danske Bank
04/02/12	0.200%	5,000,000	5,000,000
Deutsche Bank AG
09/14/12	0.750%	10,000,000	10,000,000
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	2,000,000	2,000,000
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	10,000,000	10,000,000
National Bank of Canada
05/08/12	0.393%	10,000,000	10,000,000
Norinchukin Bank
05/21/12	0.470%	7,000,000	7,000,000
Rabobank
04/23/12	0.500%	3,000,000	3,000,000
07/31/12	0.660%	5,000,000	5,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	17,500,000	17,500,000
Svenska Handelsbanken
08/30/12	0.580%	6,000,000	6,000,000
09/13/12	0.490%	5,000,000	5,000,000
Union Bank of Switzerland
04/17/12	0.580%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
United Overseas Bank Ltd.
04/16/12	0.230%	$5,000,000	$5,000,000
Total			157,489,788
Commercial Paper 6.5%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	6,983,632	6,983,632
Development Bank of Singapore Ltd.
07/27/12	0.561%	8,976,480	8,976,480
DnB NOR
07/25/12	0.602%	4,984,833	4,984,833
08/30/12	0.491%	8,000,000	8,000,000
Erste Abwicklungsanstalt
04/23/12	0.701%	4,991,153	4,991,153
Foreningsparbanken (Swedbank)
04/02/12	0.400%	4,996,611	4,996,611
04/03/12	0.400%	9,993,111	9,993,111
HSBC Bank PLC
04/13/12	0.481%	7,980,480	7,980,480
Mitsubishi UFJ Trust and Banking Corp.
05/03/12	0.430%	4,995,760	4,995,760
Skandinaviska Enskilda Banken AB
05/03/12	0.350%	4,996,840	4,996,840
05/14/12	0.350%	2,998,250	2,998,250
State Development Bank of NorthRhine-Westphalia
04/13/12	0.240%	9,997,933	9,997,933
Suncorp Metway Ltd.
04/11/12	0.480%	6,994,120	6,994,120
Svenska Handelsbank
05/23/12	0.300%	4,996,458	4,996,458
Swedish National Housing Finance Corp. (SBAB)
04/19/12	0.295%	9,997,132	9,997,132
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
08/16/12	0.302%	7,000,000	7,000,000
Toyota Motor Credit Corp.
04/26/12	0.562%	4,985,689	4,985,689
Westpac Securities NZ Ltd.
04/20/12	0.531%	7,978,447	7,978,447
Total			126,835,367
Repurchase Agreements 2.5%
Citibank NA dated 03/30/12, matures 04/02/12, repurchase price $24,000,440(e)
	0.170%	24,000,000	24,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,217(e)
	0.260%	$10,000,000	$10,000,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,112,568(e)
	0.200%	10,112,400	10,112,400

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Royal Bank of Canada dated 03/30/12, matures 04/02/12, repurchase price $5,000,075(e)	0.180%	$5,000,000	$5,000,000
Total			49,112,400
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $358,395,372)			$358,395,372

Total Investments
(Cost: $1,965,040,828)			$2,312,861,847	(f)
Other Assets & Liabilities, Net			(360,181,866)
Net Assets			$1,952,679,981

Notes to Portfolio of Investments

(a)	At March 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(d)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$31,392,965	$71,679,220	$(95,966,006)	$—	$7,106,179	$8,937	$7,106,179

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.170%)

Security Description	Value

Fannie Mae REMICS	$12,256,423
Freddie Mac REMICS	9,220,130
Government National Mortgage Association	3,003,447
Total Market Value of Collateral Securities	$24,480,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value

Fannie Mae Pool	$1,722,374
Fannie Mae REMICS	2,961,553
Freddie Mac Gold Pool	360,258
Freddie Mac REMICS	3,555,359
Government National Mortgage Association	415,199
United States Treasury Inflation Indexed Bonds	372,088
United States Treasury Note/Bond	813,390
Total Market Value of Collateral Securities	$10,200,221

RBS Securities, Inc. (0.200%)

Security Description	Value

Fannie Mae Pool	$10,314,709
Total Market Value of Collateral Securities	$10,314,709

Royal Bank of Canada (0.180%)

Security Description	Value

Fannie Mae Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
Description	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$324,843,496	$—	$—	$324,843,496
Consumer Staples	232,668,846	—	—	232,668,846
Energy	205,127,667	—	—	205,127,667
Financials	70,963,065	—	—	70,963,065
Health Care	206,107,861	—	—	206,107,861
Industrials	210,536,827	—	—	210,536,827
Information Technology	612,746,198	—	—	612,746,198
Materials	65,270,456	—	—	65,270,456
Telecommunication Services	19,095,880	—	—	19,095,880
Total Equity Securities	1,947,360,296	—	—	1,947,360,296

Other
Money Market Funds	7,106,179	—	—	7,106,179
Investments of Cash Collateral Received for Securities on Loan	—	358,395,372	—	358,395,372
Total Other	7,106,179	358,395,372	—	365,501,551
Total	$1,954,466,475	$358,395,372	$—	$2,312,861,847

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Columbia Wanger International Equities Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.2%

ARGENTINA 0.1%

Madalena Ventures, Inc.(b)	558,000	$514,672

AUSTRALIA 1.6%

Challenger Ltd.	427,658	1,684,292
Cochlear Ltd.(a)	47,705	3,056,146
Commonwealth Property Office Fund	1,641,192	1,675,257
UGL Ltd.(a)	248,662	3,406,701
Total		9,822,396

BELGIUM 0.3%

EVS Broadcast Equipment SA	40,123	2,080,548

BRAZIL 2.6%

Localiza Rent a Car SA	350,000	6,442,247
Mills Estruturas e Servicos de Engenharia SA	180,400	2,292,739
MRV Engenharia e Participacoes SA	283,200	2,005,958
Multiplus SA	120,000	2,484,867
Odontoprev SA	140,000	2,354,488
Total		15,580,299

CAMBODIA 0.4%

NagaCorp Ltd.	4,700,000	2,136,950

CANADA 4.7%

AG Growth International, Inc.(a)	73,874	3,089,162
Alliance Grain Traders, Inc.	94,200	1,446,833
Americas Petrogas, Inc.(b)	155,000	553,211
Athabasca Oil Sands Corp.(b)	68,000	756,048
Baytex Energy Corp.(a)	57,713	2,996,598
Black Diamond Group Ltd.(a)	95,994	1,913,239
CCL Industries, Inc., Class B	134,368	4,916,970
Celtic Exploration Ltd.(b)	65,800	959,178
Crew Energy, Inc.(b)	95,100	907,667
Deethree Exploration Ltd.	280,234	1,247,420
DeeThree Exploration Ltd.	207,000	921,430
Horizon North Logistics, Inc.	216,409	1,356,014
Onex Corp.	59,900	2,204,551
Pan Orient Energy Corp.(a)(b)	132,433	540,380
ShawCor Ltd., Class A	116,038	3,652,908
Southern Arc Minerals, Inc.(b)	674,492	300,916
Sterling Resources Ltd.(b)	225,000	360,920
Total		28,123,445

CHILE 0.1%

Vina Concha y Toro SA	376,800	863,725

Issuer	Shares	Value

Common Stocks (continued)

CHINA 2.7%

51job, Inc., ADR(a)(b)	23,600	$1,341,896
AAC Technologies Holdings, Inc.	794,000	2,162,605
Netease.com, ADR(b)	61,600	3,578,960
New Oriental Education & Technology Group, ADR(b)	105,300	2,891,538
Want Want China Holdings Ltd.	2,527,000	2,827,547
Zhaojin Mining Industry Co., Ltd., Class H(a)	1,828,960	3,076,466
Total		15,879,012

COLOMBIA 0.1%

Canacol Energy Ltd.	633,100	501,428

CZECH REPUBLIC 0.4%

Komercni Banka AS	11,941	2,377,850

DENMARK 1.4%

Novozymes A/S, Class B	157,803	4,595,929
SimCorp AS(a)	16,081	2,810,104
Solar A/S	12,500	687,786
Total		8,093,819

FINLAND 0.3%

Stockmann OYJ Abp, Class B(a)	95,303	2,054,026

FRANCE 2.6%

Eurofins Scientific	39,000	4,254,769
Hi-Media SA(a)(b)	150,963	527,509
Mersen	41,196	1,460,113
Neopost SA(a)	40,000	2,572,440
Norbert Dentressangle SA	22,300	1,980,784
Rubis	32,396	1,894,390
Saft Groupe SA	87,000	2,819,574
Total		15,509,579

GERMANY 3.8%

Bertrandt AG(a)	14,500	1,092,633
CTS Eventim AG	59,636	2,059,996
Deutsche Beteiligungs AG(a)	27,524	624,599
Duerr AG	47,038	2,994,321
ElringKlinger AG(a)	53,200	1,523,357
Rational AG(a)	13,898	3,250,245
Rheinmetall AG	63,700	3,771,651
Rhoen Klinikum AG	153,135	3,074,775
Wirecard AG	239,265	4,555,262
Total		22,946,839

Issuer	Shares	Value

Common Stocks (continued)

GREECE 0.1%

Intralot SA-Integrated Lottery Systems & Services	624,200	$594,402

GUATEMALA 0.3%

Tahoe Resources, Inc.(b)	86,642	1,825,871

HONG KONG 4.0%
AMVIG Holdings Ltd.	2,757,900	1,496,147
Digital China Holdings Ltd.	1,142,900	2,273,775
Lifestyle International Holdings Ltd.	1,676,000	4,269,652
Melco Crown Entertainment Ltd., ADR(a)(b)	669,900	9,117,339
Melco International Development Ltd.(b)	800,000	764,213
MGM China Holdings Ltd.	1,196,000	2,183,284
REXLot Holdings Ltd.(a)	20,000,000	1,777,942
SA SA International Holdings Ltd.(a)	3,600,000	2,088,985
Total		23,971,337

INDIA 2.1%

Adani Ports and Special Economic Zone	770,500	1,956,104
Asian Paints Ltd.	31,300	1,991,561
Jain Irrigation Systems Ltd.	1,095,735	2,113,938
Jain Irrigation Systems Ltd., DVR(b)	46,467	43,735
Manappuram Finance Ltd.	154,400	92,250
Redington India Ltd.	137,735	238,263
REI Agro Ltd.	2,991,800	719,395
S Kumars Nationwide Ltd.	939,200	609,029
Shriram Transport Finance Co., Ltd.	142,600	1,677,334
SKIL Ports & Logistics Ltd.(b)	135,000	263,438
Titan Industries Ltd.	76,700	343,938
United Breweries Ltd.	220,600	2,329,570
Total		12,378,555

INDONESIA 0.8%

Archipelago Resources PLC(b)	2,589,930	2,692,687
PT Ace Hardware Indonesia Tbk	900,000	438,528
PT Jasa Marga Persero Tbk	601,100	339,114
PT Tower Bersama Infrastructure Tbk	4,274,600	1,381,698
Total		4,852,027

IRELAND 0.6%

Paddy Power PLC	26,600	1,675,196
United Drug PLC	637,000	1,801,081
Total		3,476,277

Issuer	Shares	Value

Common Stocks (continued)

ISRAEL 0.9%

Caesar Stone Sdot Yam Ltd.(b)	20,000	$233,600
Israel Chemicals Ltd.	456,118	5,269,491
Total		5,503,091

ITALY 1.8%

Ansaldo STS SpA	250,866	2,489,274
CIR - Compagnie Industriali Riunite SpA(a)	1,146,100	1,621,795
Geox SpA(a)	533,500	1,743,246
Pirelli & C SpA	250,000	2,974,150
Tod’s SpA(a)	15,900	1,788,711
Total		10,617,176

JAPAN 17.0%

Advance Residence Investment Corp.	1,280	2,431,654
Aeon Delight Co., Ltd.(a)	179,020	3,775,201
Aeon Mall Co., Ltd.	80,701	1,885,054
Ain Pharmaciez, Inc.	55,497	2,995,447
Asahi Diamond Industrial Co., Ltd.(a)	180,500	2,133,858
Daiseki Co., Ltd.	137,624	2,558,727
Disco Corp.(a)	45,000	2,505,845
Doshisha Co., Ltd.	67,300	1,934,948
FP Corp.(a)	32,300	2,036,453
Fukuoka REIT Corp.	232	1,667,422
Glory Ltd.	156,020	3,421,676
Gree, Inc.(a)	23,500	592,098
Horiba Ltd.	24,200	835,247
Hoshizaki Electric Co., Ltd.	130,800	3,102,669
Ibiden Co., Ltd.(a)	82,453	2,132,087
Icom, Inc.(a)	70,056	1,703,318
Japan Airport Terminal Co., Ltd.(a)	218,419	2,879,251
Japan Real Estate Investment Corp.(a)	150	1,322,598
Jupiter Telecommunications Co., Ltd.(a)	2,382	2,385,741
Kansai Paint Co., Ltd.(a)	493,011	4,998,136
Kenedix Realty Investment Corp.	630	2,318,039
Kintetsu World Express, Inc.(a)	85,908	3,001,339
Kuraray Co., Ltd.(a)	273,800	3,894,064
MISUMI Group, Inc.(a)	70,700	1,728,153
Miura Co., Ltd.	48,892	1,271,614
Mori Hills REIT Investment Corp.	550	2,200,208
Nakanishi, Inc.	27,739	2,944,881
NGK Insulators Ltd.(a)	225,000	3,241,364
Nihon Parkerizing Co., Ltd.	14,300	212,570
ORIX JREIT, Inc.	745	3,481,406
Park24 Co., Ltd.	291,900	3,947,148
Sanrio Co., Ltd.(a)	47,000	1,835,584

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Seven Bank Ltd.(a)	2,126,700	$4,663,792
Shimadzu Corp.(a)	247,400	2,251,655
Shinsei Bank Ltd.	1,749,000	2,302,418
Sintokogio Ltd.	177,800	1,990,684
Start Today Co., Ltd.(a)	157,444	2,907,705
Torishima Pump Manufacturing Co., Ltd.	123,471	1,693,274
Tsumura & Co.(a)	81,480	2,355,272
Ushio, Inc.	128,801	1,824,570
Wacom Co., Ltd.(a)	2,080	4,368,350
Total		101,731,520

KAZAKHSTAN 0.4%

Halyk Savings Bank of Kazakhstan JSC, GDR(a)(b)	324,500	2,109,250

LUXEMBOURG 0.6%

L’Occitane International SA	1,460,000	3,462,121

MEXICO 0.6%

Grupo Aeroportuario del Sureste SAB de CV, ADR	56,000	3,837,120

MONGOLIA 1.1%

Ivanhoe Mines Ltd.(b)	96,235	1,513,787
Ivanhoe Mines Ltd.(a)(b)	81,919	1,289,405
Mongolian Mining Corp.(b)	4,280,200	4,073,523
Total		6,876,715

NETHERLANDS 6.1%

Aalberts Industries NV	239,138	4,943,543
Arcadis NV	114,812	2,399,464
Core Laboratories NV(a)	16,608	2,185,114
Fugro NV-CVA	73,355	5,226,268
Gemalto NV	102,800	6,785,293
Imtech NV	165,542	5,292,176
Koninklijke Ten Cate NV	111,084	3,859,378
Koninklijke Vopak NV	29,466	1,697,511
Unit 4 NV	149,186	4,327,583
Total		36,716,330

NORWAY 0.5%

Atea ASA	230,030	2,777,042

PHILIPPINES 0.7%

International Container Terminal Services, Inc.	790,700	1,207,821

Issuer	Shares	Value

Common Stocks (continued)

PHILIPPINES (CONTINUED)

Manila Water Co., Inc.	1,598,300	$865,484
SM Prime Holdings, Inc.	5,343,400	2,102,891
Total		4,176,196

PORTUGAL 0.4%

REN - Redes Energeticas Nacionais SA	817,100	2,473,769

RUSSIAN FEDERATION 0.7%

Mail.ru Group Ltd., GDR(b)(c)	57,700	2,276,265
Petropavlovsk PLC	193,400	1,723,043
Total		3,999,308

SINGAPORE 3.6%

Ascendas Real Estate Investment Trust	1,900,000	3,056,514
CDL Hospitality Trusts	2,000,000	2,764,802
Goodpack Ltd.	1,435,000	2,026,804
Mapletree Commercial Trust	3,300,000	2,301,148
Mapletree Industrial Trust	2,650,000	2,316,558
Mapletree Logistics Trust	3,300,000	2,482,496
Olam International Ltd.(a)	2,500,000	4,698,104
Singapore Exchange Ltd.	320,000	1,769,969
Total		21,416,395

SOUTH AFRICA 4.6%

Adcock Ingram Holdings Ltd.	477,800	3,656,219
Coronation Fund Managers Ltd.	1,143,300	4,247,693
Massmart Holdings Ltd.	87,000	1,836,629
Mr. Price Group Ltd.	306,831	3,773,489
Naspers Ltd., Class N	112,000	6,292,791
Northam Platinum Ltd.	833,900	3,709,121
RMI Holdings	1,827,800	4,100,696
Total		27,616,638

SOUTH KOREA 1.6%

Grand Korea Leisure Co., Ltd.	103,000	1,989,766
Hana Tour Service, Inc.	18,000	716,450
Handsome Co., Ltd.	43,400	1,275,703
Hyundai Home Shopping Network Corp.	954	113,265
iMarketKorea, Inc.	56,200	970,984
NHN Corp.	9,700	2,226,337
Woongjin Coway Co., Ltd.	59,500	1,978,404
Total		9,270,909

Issuer	Shares	Value

Common Stocks (continued)

SPAIN 0.5%

Red Electrica Corp. SA	60,000	$2,936,006

SWEDEN 2.4%

East Capital Explorer AB	87,577	737,994
Hexagon AB, Class B(a)	383,757	7,447,988
Sweco AB, Class B(a)	397,205	4,307,787
Unibet Group PLC, SDR	60,400	1,693,552
Total		14,187,321

SWITZERLAND 4.1%

Bank Sarasin & Cie AG, Class B	55,953	1,754,149
Dufry AG, Registered Shares(b)	34,000	4,444,444
Geberit AG(b)	24,159	5,055,539
Kuehne & Nagel International AG	23,313	3,153,337
Partners Group Holding AG(a)	26,580	5,185,264
Sika AG	1,469	3,179,823
Zehnder Group AG	22,710	1,683,061
Total		24,455,617

TAIWAN 6.5%

Advantech Co., Ltd.	618,000	2,150,112
Chroma ATE, Inc.	845,000	2,163,247
CTCI Corp.	1,764,200	2,924,991
Far EasTone Telecommunications Co., Ltd.	3,503,000	7,199,907
Lung Yen Life Service Corp.	209,800	671,069
MStar Semiconductor, Inc.	287,000	1,758,492
PChome Online, Inc.	230,000	1,300,358
President Chain Store Corp.	309,500	1,726,539
Radiant Opto-Electronics Corp.	565,000	2,523,169
Simplo Technology Co., Ltd.	536,938	4,068,878
St. Shine Optical Co., Ltd.	235,100	3,057,477
Taiwan Hon Chuan Enterprise Co., Ltd.	1,070,000	2,431,328
Taiwan Mobile Co., Ltd.	988,000	3,012,176
Tripod Technology Corp.	1,148,000	3,868,402
Total		38,856,145

THAILAND 0.8%

Home Product Center PCL, Foreign Registered Shares	11,000,000	4,957,511

UNITED KINGDOM 5.9%

Abcam PLC	282,300	1,575,872
BBA Aviation PLC	299,437	1,024,953
Charles Taylor Consulting PLC	1,057,000	2,561,369
Chemring Group PLC	553,000	3,604,435
Domino’s Pizza UK & IRL PLC	228,900	1,580,199

Issuer		Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)
Greggs PLC		100,601	$837,544
Intertek Group PLC		138,900	5,578,706
Jardine Lloyd Thompson Group PLC		281,000	3,139,476
Next PLC		25,700	1,226,227
Premier Oil PLC(b)		252,357	1,583,500
PureCircle Ltd.(b)		381,457	652,851
Rotork PLC		66,918	2,193,155
Serco Group PLC		312,703	2,713,415
Shaftesbury PLC		158,800	1,250,954
Smith & Nephew PLC		161,498	1,636,433
Tullow Oil PLC		66,286	1,618,994
Workspace Group PLC		703,000	2,645,267
Total			35,423,350

UNITED STATES 4.4%

Alexion Pharmaceuticals, Inc.(b)		58,348	5,418,195
Atwood Oceanics, Inc.(a)(b)		91,120	4,090,377
BioMarin Pharmaceutical, Inc.(b)		112,740	3,861,345
FMC Technologies, Inc.(b)		33,342	1,681,104
Gulf United Energy, Inc.(b)		2,021,864	232,514
Hornbeck Offshore Services, Inc.(b)		50,500	2,122,515
Oil States International, Inc.(a)(b)		24,747	1,931,751
Textainer Group Holdings Ltd.(a)		90,461	3,066,628
World Fuel Services Corp.(a)		92,516	3,793,156
Total			26,197,585
Total Common Stocks (Cost: $489,221,926)			$563,180,172

		Shares	Value

Money Market Funds 5.8%
Columbia Short-Term Cash Fund, 0.144%(d)(e)		34,451,654	$34,451,654
Total Money Market Funds (Cost: $34,451,654)			$34,451,654

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 14.7%

Asset-Backed Commercial Paper 0.9%

Atlantic Asset Securitization LLC
04/05/12	0.300%	2,999,825	$2,999,825

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Asset-Backed Commercial Paper (continued)

Kells Funding, LLC
06/04/12	0.501%	$1,997,361	$1,997,361
Total			4,997,186

Certificates of Deposit 2.0%

Barclays Bank PLC
04/18/12	0.600%	2,000,000	2,000,000
Natixis
04/03/12	0.260%	3,000,000	3,000,000
Pohjola Bank PLC
04/16/12	0.330%	2,000,000	2,000,000
Skandinaviska Enskilda Banken
04/16/12	0.360%	2,000,000	2,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	1,000,000	1,000,000
United Overseas Bank Ltd.
04/16/12	0.230%	2,000,000	2,000,000
Total			12,000,000

Commercial Paper 0.3%

Swedish National Housing Finance Corp. (SBAB)
04/19/12	0.295%	1,999,427	1,999,427

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements 11.5%

Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,150(f)
04/02/12	0.180%	$10,000,000	$10,000,000
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $25,000,563(f)
04/02/12	0.270%	25,000,000	25,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $2,000,043(f)
04/02/12	0.260%	2,000,000	2,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $5,000,083(f)
04/02/12	0.200%	5,000,000	5,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $15,000,338(f)
04/02/12	0.270%	15,000,000	15,000,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $11,545,776(f)
04/02/12	0.200%	11,545,583	11,545,583
Total			68,545,583

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $87,542,196)			$87,542,196

Total Investments
(Cost: $611,215,776)(g)			$685,174,022(h)
Other Assets & Liabilities, Net			(87,807,403)

Net Assets			$597,366,619

Notes to Portfolio of Investments
(a)	At March 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $2,276,265 or 0.38% of net assets.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(e)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value

Columbia Short-Term Cash Fund	$43,236,307	$17,433,865	$(26,218,518)	$—	$34,451,654	$13,959	$34,451,654

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$2,883,323
Fannie Mae-Aces	318,109
Freddie Mac REMICS	2,769,436
Ginnie Mae II Pool	270,163
Government National Mortgage Association	3,958,969
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$246,432
Government National Mortgage Association	1,844,190
United States Treasury Note/Bond	23,409,378
Total Market Value of Collateral Securities	$25,500,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$344,474
Fannie Mae REMICS	592,311
Freddie Mac Gold Pool	72,052
Freddie Mac REMICS	711,072
Government National Mortgage Association	83,039
United States Treasury Inflation Indexed Bonds	74,418
United States Treasury Note/Bond	162,678
Total Market Value of Collateral Securities	$2,040,044

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$2,856,796
Freddie Mac Gold Pool	2,243,204
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$19,129
Fannie Mae Pool	4,182,022
Fannie Mae REMICS	714,033
Fannie Mae-Aces	20,260
Federal Farm Credit Bank	609,220
Federal Home Loan Banks	306,592
Federal Home Loan Mortgage Corp	460,557
Federal National Mortgage Association	531,799
Freddie Mac Coupon Strips	34,646
Freddie Mac Gold Pool	1,390,625
Freddie Mac Non Gold Pool	313,050
Freddie Mac Reference REMIC	46
Freddie Mac REMICS	1,158,364
Ginnie Mae I Pool	1,415,410
Ginnie Mae II Pool	2,122,212
Government National Mortgage Association	947,960
United States Treasury Bill	221,826
United States Treasury Inflation Indexed Bonds	41,968
United States Treasury Note/Bond	776,823
United States Treasury Strip Coupon	33,458
Total Market Value of Collateral Securities	$15,300,000

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$11,776,565
Total Market Value of Collateral Securities	$11,776,565

(g)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $611,216,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$99,021,000
Unrealized Depreciation	(25,063,000)
Net Unrealized Appreciation	$73,958,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
DVR	Differential Voting Rights
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$14,014,835	$75,980,392	$—	$89,995,227
Consumer Staples	1,446,833	19,487,350	—	20,934,183
Energy	29,948,390	8,428,762	—	38,377,152
Financials	2,204,551	74,930,662	—	77,135,213
Health Care	11,634,028	27,412,924	—	39,046,952
Industrials	25,823,912	118,309,487	—	144,133,399
Information Technology	3,578,960	74,754,763	—	78,333,723
Materials	10,080,550	45,380,341	—	55,460,891
Telecommunication Services	—	11,593,782	—	11,593,782
Utilities	—	8,169,650	—	8,169,650
Total Equity Securities	98,732,059	464,448,113	—	563,180,172

Other
Money Market Funds	34,451,654	—	—	34,451,654
Investments of Cash Collateral Received for Securities on Loan	—	87,542,196	—	87,542,196
Total Other	34,451,654	87,542,196	—	121,993,850
Total	$133,183,713	$551,990,309	$—	$685,174,022

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Columbia Wanger U.S. Equities Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.1%
CONSUMER DISCRETIONARY 15.2%
Auto Components 0.8%
Dorman Products, Inc.(a)	23,596	$1,193,957
Drew Industries, Inc.(a)(b)	172,000	4,697,320
Total		5,891,277
Distributors 0.6%
Pool Corp.(b)	131,000	4,902,020
Hotels, Restaurants & Leisure 4.7%
Bally Technologies, Inc.(a)(b)	156,000	7,293,000
Gaylord Entertainment Co.(a)(b)	362,000	11,149,600
Life Time Fitness, Inc.(a)(b)	99,000	5,006,430
Penn National Gaming, Inc.(a)	95,000	4,083,100
Pinnacle Entertainment, Inc.(a)	448,000	5,156,480
Vail Resorts, Inc.(b)	34,000	1,470,500
WMS Industries, Inc.(a)(b)	75,000	1,779,750
Total		35,938,860
Household Durables 1.2%
Cavco Industries, Inc.(a)(b)	101,000	4,704,580
Jarden Corp.	57,000	2,293,110
Skullcandy, Inc.(a)(b)	160,000	2,532,800
Total		9,530,490
Internet & Catalog Retail 0.9%
HomeAway, Inc.(a)(b)	90,500	2,295,985
Shutterfly, Inc.(a)(b)	162,000	5,075,460
Total		7,371,445
Media 0.1%
Entravision Communications Corp., Class A	271,000	463,410
Multiline Retail 0.4%
Saks, Inc.(a)(b)	284,000	3,297,240
Specialty Retail 2.0%
Abercrombie & Fitch Co., Class A(b)	189,000	9,376,290
Pier 1 Imports, Inc.(a)	247,000	4,490,460
Teavana Holdings, Inc.(a)(b)	67,800	1,337,016
Total		15,203,766
Textiles, Apparel & Luxury Goods 4.5%
Deckers Outdoor Corp.(a)(b)	16,000	1,008,800
lululemon athletica, Inc.(a)	327,000	24,420,360
True Religion Apparel, Inc.(a)(b)	103,300	2,830,420

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Warnaco Group, Inc. (The)(a)(b)	107,000	$6,248,800
Total		34,508,380
TOTAL CONSUMER DISCRETIONARY		117,106,888
CONSUMER STAPLES –%
Food & Staples Retailing –%
Annie’s, Inc.(a)	2,800	97,552
Fresh Market, Inc. (The)(a)(b)	5,000	239,750
Total		337,302
TOTAL CONSUMER STAPLES		337,302
ENERGY 5.0%
Energy Equipment & Services 2.3%
Atwood Oceanics, Inc.(a)(b)	240,900	10,814,001
Core Laboratories NV(b)	22,000	2,894,540
Hornbeck Offshore Services, Inc.(a)(b)	93,000	3,908,790
Total		17,617,331
Oil, Gas & Consumable Fuels 2.7%
Approach Resources, Inc.(a)	44,000	1,625,800
Houston American Energy Corp.(a)(b)	78,100	407,682
Petroleum Development Corp.(a)(b)	85,000	3,152,650
Rosetta Resources, Inc.(a)(b)	84,000	4,095,840
SM Energy Co.	82,000	5,803,140
Swift Energy Co.(a)	62,000	1,799,860
World Fuel Services Corp.(b)	94,000	3,854,000
Total		20,738,972
TOTAL ENERGY		38,356,303
FINANCIALS 16.8%
Capital Markets 1.8%
Eaton Vance Corp.(b)	291,000	8,316,780
SEI Investments Co.	264,000	5,462,160
Total		13,778,940
Commercial Banks 6.8%
Associated Banc-Corp.	387,000	5,402,520
City National Corp.	113,000	5,929,110
CVB Financial Corp.(b)	80,000	939,200
First Busey Corp.(b)	692,000	3,418,480
First Commonwealth Financial Corp.	248,000	1,517,760
Green Bankshares, Inc.(a)	22,109	37,364
Guaranty Bancorp(a)	291,000	579,090
Hancock Holding Co.	122,918	4,364,818

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Hudson Valley Holding Corp.(b)	44,800	$722,624
Lakeland Financial Corp.(b)	170,000	4,425,100
MB Financial, Inc.(b)	256,000	5,373,440
Oriental Financial Group, Inc.	130,000	1,573,000
Pacific Continental Corp.(b)	155,295	1,462,879
Sandy Spring Bancorp, Inc.(b)	57,000	1,035,690
SVB Financial Group(a)	64,000	4,117,760
TCF Financial Corp.(b)	271,000	3,222,190
Valley National Bancorp(b)	364,999	4,726,737
Virginia Commerce Bancorp, Inc.(a)(b)	367,964	3,230,724
Total		52,078,486
Consumer Finance 0.1%
Regional Management Corp.(a)	26,000	436,800
World Acceptance Corp.(a)	10,000	612,500
Total		1,049,300
Diversified Financial Services 0.5%
Leucadia National Corp.	148,000	3,862,800
Insurance 0.8%
Allied World Assurance Co. Holdings AG	24,000	1,648,080
Enstar Group Ltd.(a)(b)	40,000	3,959,600
Tower Group, Inc.(b)	33,000	740,190
Total		6,347,870
Real Estate Investment Trusts (REITs) 4.8%
Associated Estates Realty Corp.(b)	162,000	2,647,080
BioMed Realty Trust, Inc.(b)	333,000	6,320,340
DCT Industrial Trust, Inc.(b)	202,000	1,191,800
DuPont Fabros Technology, Inc.(b)	210,000	5,134,500
Education Realty Trust, Inc.(b)	156,000	1,691,040
Extra Space Storage, Inc.(b)	413,000	11,890,270
Kilroy Realty Corp.(b)	63,000	2,936,430
Kite Realty Group Trust(b)	810,000	4,268,700
Summit Hotel Properties, Inc.(b)	150,000	1,137,000
Total		37,217,160
Real Estate Management & Development 0.3%
St. Joe Co. (The)(a)(b)	100,000	1,901,000
Thrifts & Mortgage Finance 1.7%
Berkshire Hills Bancorp, Inc.(b)	81,000	1,856,520
Kaiser Federal Financial Group, Inc.	106,541	1,490,508
Provident New York Bancorp(b)	210,000	1,776,600
TrustCo Bank Corp.(b)	666,700	3,806,857

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Thrifts & Mortgage Finance (continued)
ViewPoint Financial Group(b)	254,000	$3,906,520
Total		12,837,005
TOTAL FINANCIALS		129,072,561
HEALTH CARE 11.2%
Biotechnology 5.3%
Alexion Pharmaceuticals, Inc.(a)	88,000	8,171,680
Anthera Pharmaceuticals, Inc.(a)	170,000	375,700
BioMarin Pharmaceutical, Inc.(a)(b)	180,000	6,165,000
Cepheid, Inc.(a)(b)	187,800	7,855,674
Chelsea Therapeutics International Ltd.(a)(b)	399,000	1,021,440
Horizon Pharma, Inc.(a)(b)	75,000	310,500
InterMune, Inc.(a)(b)	132,000	1,936,440
Isis Pharmaceuticals, Inc.(a)(b)	298,000	2,613,460
NPS Pharmaceuticals, Inc.(a)(b)	390,000	2,667,600
Onyx Pharmaceuticals, Inc.(a)	80,000	3,014,400
Raptor Pharmaceutical Corp.(a)(b)	164,000	1,108,640
Seattle Genetics, Inc.(a)(b)	250,000	5,095,000
Synageva Biopharma Corp.(a)	13,000	466,310
Total		40,801,844
Health Care Equipment & Supplies 2.1%
Gen-Probe, Inc.(a)	43,000	2,855,630
Hill-Rom Holdings, Inc.	197,000	6,581,770
Sirona Dental Systems, Inc.(a)	124,000	6,390,960
Total		15,828,360
Health Care Providers & Services 0.3%
Health Management Associates, Inc., Class A(a)	348,500	2,341,920
Health Care Technology 0.5%
Quality Systems, Inc.	82,000	3,585,860
Life Sciences Tools & Services 2.0%
Mettler-Toledo International, Inc.(a)(b)	72,000	13,302,000
Pacific Biosciences of California, Inc.(a)(b)	169,000	577,980
Techne Corp.(b)	23,000	1,612,300
Total		15,492,280
Pharmaceuticals 1.0%
Akorn, Inc.(a)(b)	350,000	4,095,000
Alimera Sciences, Inc.(a)	98,100	331,578

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Auxilium Pharmaceuticals, Inc.(a)	195,000	$3,621,150
Total		8,047,728
TOTAL HEALTH CARE		86,097,992
INDUSTRIALS 24.4%
Aerospace & Defense 1.3%
HEICO Corp., Class A	90,500	3,633,575
Moog, Inc., Class A(a)(b)	155,000	6,647,950
Total		10,281,525
Air Freight & Logistics 0.2%
Forward Air Corp.	43,000	1,576,810
Building Products 0.3%
Fortune Brands Home & Security, Inc.(a)	100,000	2,207,000
Commercial Services & Supplies 3.1%
Acorn Energy, Inc.(b)	225,000	2,445,750
Clean Harbors, Inc.(a)	37,000	2,491,210
Herman Miller, Inc.(b)	97,000	2,227,120
Knoll, Inc.(b)	379,000	6,306,560
McGrath Rentcorp(b)	230,000	7,385,300
Mobile Mini, Inc.(a)(b)	150,000	3,168,000
Total		24,023,940
Electrical Equipment 5.5%
Acuity Brands, Inc.(b)	107,500	6,754,225
AMETEK, Inc.	349,400	16,949,394
GrafTech International Ltd.(a)	349,900	4,177,806
II-VI, Inc.(a)(b)	549,000	12,983,850
Polypore International, Inc.(a)(b)	45,000	1,582,200
Total		42,447,475
Machinery 9.4%
Albany International Corp., Class A(b)	173,000	3,970,350
Donaldson Co., Inc.(b)	350,000	12,505,500
ESCO Technologies, Inc.(b)	178,000	6,545,060
Kennametal, Inc.	235,000	10,464,550
Middleby Corp.(a)(b)	10,700	1,082,626
Nordson Corp.(b)	334,000	18,206,340
Oshkosh Corp.(a)	65,000	1,506,050
Pentair, Inc.(b)	190,000	9,045,900
Toro Co. (The)	62,400	4,437,264
WABCO Holdings, Inc.(a)	51,000	3,084,480

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Wabtec Corp.	22,000	$1,658,140
Total		72,506,260
Professional Services 0.9%
GP Strategies Corp.(a)(b)	129,000	2,257,500
Navigant Consulting, Inc.(a)(b)	175,000	2,434,250
RCM Technologies, Inc.(a)	233,000	1,297,810
RPX Corp.(a)	32,000	542,720
Total		6,532,280
Road & Rail 1.4%
Avis Budget Group, Inc.(a)(b)	373,500	5,285,025
Heartland Express, Inc.(b)	81,000	1,171,260
Hertz Global Holdings, Inc.(a)(b)	294,000	4,421,760
Total		10,878,045
Trading Companies & Distributors 2.3%
CAI International, Inc.(a)(b)	176,000	3,199,680
H&E Equipment Services, Inc.(a)(b)	272,400	5,153,808
Rush Enterprises, Inc., Class A(a)(b)	153,100	3,248,782
Rush Enterprises, Inc., Class B(a)(b)	100,000	1,739,000
Textainer Group Holdings Ltd.(b)	130,000	4,407,000
Total		17,748,270
TOTAL INDUSTRIALS		188,201,605
INFORMATION TECHNOLOGY 23.2%
Communications Equipment 1.9%
Finisar Corp.(a)(b)	399,800	8,055,970
Infinera Corp.(a)(b)	158,000	1,282,960
Ixia(a)(b)	299,000	3,734,510
NETGEAR, Inc.(a)(b)	38,000	1,451,600
Total		14,525,040
Electronic Equipment, Instruments & Components 3.0%
IPG Photonics Corp.(a)(b)	333,000	17,332,650
Plexus Corp.(a)(b)	125,000	4,373,750
Sanmina-SCI Corp.(a)(b)	96,000	1,099,200
Total		22,805,600
Internet Software & Services 1.2%
Equinix, Inc.(a)	23,000	3,621,350
SPS Commerce, Inc.(a)(b)	117,000	3,144,960
Velti PLC(a)	170,000	2,303,500
Total		9,069,810
IT Services 3.0%
ExlService Holdings, Inc.(a)(b)	374,000	10,262,560
Global Payments, Inc.(c)	53,000	2,517,500

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Hackett Group, Inc. (The)(a)(b)	186,648	$1,114,289
Syntel, Inc.(b)	106,000	5,936,000
WNS Holdings Ltd., ADR(a)	154,000	1,855,700
Wright Express Corp.(a)	25,000	1,618,250
Total		23,304,299
Office Electronics 0.7%
Zebra Technologies Corp., Class A(a)	123,000	5,065,140
Semiconductors & Semiconductor Equipment 4.5%
Atmel Corp.(a)(b)	761,000	7,503,460
Entegris, Inc.(a)	453,000	4,231,020
Hittite Microwave Corp.(a)(b)	25,000	1,357,750
Microsemi Corp.(a)	293,000	6,281,920
Monolithic Power Systems, Inc.(a)(b)	233,000	4,583,110
ON Semiconductor Corp.(a)	442,000	3,982,420
Pericom Semiconductor Corp.(a)(b)	222,648	1,801,222
TriQuint Semiconductor, Inc.(a)(b)	316,000	2,178,820
Ultratech, Inc.(a)	109,000	3,158,820
Total		35,078,542
Software 8.9%
Advent Software, Inc.(a)	169,000	4,326,400
ANSYS, Inc.(a)	120,000	7,802,400
Ariba, Inc.(a)	100,000	3,271,000
Blackbaud, Inc.(b)	159,000	5,283,570
Concur Technologies, Inc.(a)(b)	107,000	6,139,660
Informatica Corp.(a)	295,000	15,605,500
MICROS Systems, Inc.(a)	304,000	16,808,160
NetSuite, Inc.(a)(b)	147,000	7,392,630
NICE Systems Ltd., ADR(a)	31,000	1,218,300
Tyler Technologies, Inc.(a)(b)	28,000	1,075,480
Total		68,923,100
TOTAL INFORMATION TECHNOLOGY		178,771,531
MATERIALS 0.6%
Chemicals 0.6%
Albemarle Corp.	71,000	4,538,320
Construction Materials –%
Caesar Stone Sdot Yam Ltd.(a)	10,000	116,800
Metals & Mining –%
Augusta Resource Corp.(a)(b)	75,000	204,750
TOTAL MATERIALS		4,859,870

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 3.1%
AboveNet, Inc.(a)	76,500	$6,334,200
Boingo Wireless, Inc.(a)(b)	247,000	2,988,700
tw telecom, inc.(a)(b)	660,000	14,625,600
Total		23,948,500
Wireless Telecommunication Services 0.6%
SBA Communications Corp., Class A(a)(b)	95,000	4,826,950
TOTAL TELECOMMUNICATION SERVICES		28,775,450
Total Common Stocks (Cost: $587,200,535)		$771,579,502

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.161%(d)(e)	3,343,159	$3,343,159
Total Money Market Funds (Cost: $3,343,159)		$3,343,159

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 25.0%
Asset-Backed Commercial Paper 3.6%
Antalis US Funding Corp.
04/05/12	0.310%	4,999,699	$4,999,699
Atlantic Asset Securitization LLC
04/05/12	0.300%	4,999,708	4,999,708
Atlantis One
08/01/12	0.662%	4,983,317	4,983,317
LMA Americas LLC
04/03/12	0.310%	2,999,819	2,999,819
Rheingold Securitization
04/27/12	0.600%	4,997,417	4,997,417
Versailles Commercial Paper LLC
04/04/12	0.340%	4,999,669	4,999,669
Total			27,979,629

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit 8.5%
ABN AMRO Bank N.V.
06/21/12	0.400%	$4,994,894	$4,994,894
Bank of Nova Scotia
07/26/12	0.321%	4,000,000	4,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	4,994,512	4,994,512
Barclays Bank PLC
04/18/12	0.600%	5,000,000	5,000,000
DZ Bank AG
04/16/12	0.220%	5,000,000	5,000,000
DnB NOR ASA
09/14/12	0.530%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
04/26/12	0.300%	2,000,000	2,000,000
N.V. Bank Nederlandse Gemeenten
04/10/12	0.335%	5,000,000	5,000,000
National Australia Bank
08/16/12	0.341%	2,000,000	2,000,000
National Bank of Canada
05/08/12	0.393%	3,000,000	3,000,000
Norinchukin Bank
05/21/12	0.470%	6,000,000	6,000,000
Skandinaviska Enskilda Banken
04/16/12	0.360%	5,000,000	5,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	3,500,000	3,500,000
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	5,000,000	5,000,000
United Overseas Bank Ltd.
04/16/12	0.230%	5,000,000	5,000,000
Total			65,489,406
Commercial Paper 5.5%
Caisse d’Amortissement de la Dette Sociale
05/02/12	0.671%	4,991,532	4,991,532
Development Bank of Singapore Ltd.
07/27/12	0.561%	3,989,547	3,989,547
DnB NOR
08/30/12	0.491%	3,000,000	3,000,000
Erste Abwicklungsanstalt
04/23/12	0.671%	1,996,613	1,996,613

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
HSBC Bank PLC
04/13/12	0.481%	$3,990,240	$3,990,240
Societe Generale
04/03/12	0.300%	4,999,708	4,999,708
State Development Bank of NorthRhine-Westphalia
04/13/12	0.240%	4,998,967	4,998,967
Suncorp Metway Ltd.
04/05/12	0.500%	4,995,556	4,995,556
Svenska Handelsbank
05/23/12	0.300%	4,996,458	4,996,458
Westpac Securities NZ Ltd.
04/20/12	0.531%	3,989,223	3,989,223
Total			41,947,844
Repurchase Agreements 7.4%
Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,075(f)
	0.180%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,225(f)
	0.270%	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $12,000,260(f)
	0.260%	12,000,000	12,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $10,000,167(f)
	0.200%	10,000,000	10,000,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,034,842(f)
	0.200%	10,034,675	10,034,675
Royal Bank of Canada dated 03/30/12, matures 04/02/12, repurchase price $10,000,150(f)
	0.180%	10,000,000	10,000,000
Total			57,034,675
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $192,451,554)			$192,451,554
Total Investments
(Cost: $782,995,248)			$967,374,215(g)
Other Assets & Liabilities, Net			(196,855,744)
Net Assets			$770,518,417

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At March 31, 2012, security was partially or fully on loan.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2012, the value of these securities amounted to $2,517,500, which represents 0.33% of net assets.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(e)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$13,983,967	$19,966,424	$(30,607,232)	$—	$3,343,159	$3,025	$3,343,159

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value

Fannie Mae REMICS	$1,441,662
Fannie Mae-Aces	159,054
Freddie Mac REMICS	1,384,718
Ginnie Mae II Pool	135,082
Government National Mortgage Association	1,979,484
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value

Ginnie Mae II Pool	$98,573
Government National Mortgage Association	737,676
United States Treasury Note/Bond	9,363,751
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value

Fannie Mae Pool	$2,066,850
Fannie Mae REMICS	3,553,863
Freddie Mac Gold Pool	432,309
Freddie Mac REMICS	4,266,431
Government National Mortgage Association	498,239
United States Treasury Inflation Indexed Bonds	446,505
United States Treasury Note/Bond	976,068
Total Market Value of Collateral Securities	$12,240,265

Nomura Securities (0.200%)

Security Description	Value

Fannie Mae Pool	$5,713,592
Freddie Mac Gold Pool	4,486,408
Total Market Value of Collateral Securities	$10,200,000

RBS Securities, Inc. (0.200%)

Security Description	Value

Fannie Mae Pool	$10,235,429
Total Market Value of Collateral Securities	$10,235,429

Royal Bank of Canada (0.180%)

Security Description	Value

Fannie Mae Pool	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the

Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$117,106,888	$—	$—	$117,106,888
Consumer Staples	337,302	—	—	337,302
Energy	38,356,303	—	—	38,356,303
Financials	129,072,561	—	—	129,072,561
Health Care	86,097,992	—	—	86,097,992
Industrials	188,201,605	—	—	188,201,605
Information Technology	178,771,531	—	—	178,771,531
Materials	4,859,870	—	—	4,859,870
Telecommunication Services	28,775,450	—	—	28,775,450
Total Equity Securities	771,579,502	—	—	771,579,502

Other
Money Market Funds	3,343,159	—	—	3,343,159
Investments of Cash Collateral Received for Securities on Loan	—	192,451,554	—	192,451,554
Total Other	3,343,159	192,451,554	—	195,794,713
Total	$774,922,661	$192,451,554	$—	$967,374,215

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Variable Portfolio – Conservative Portfolio

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 20.7%
Global Real Estate 0.5%
Variable Portfolio - Morgan Stanley Global Real Estate Fund, Class 1	1,279,159	$14,761,498

International 4.3%

Variable Portfolio - Columbia Wanger International Equities Fund, Class 1	750,913	8,800,702
Variable Portfolio - DFA International Value Fund, Class 1	3,308,219	32,222,049
Variable Portfolio - Invesco International Growth Fund, Class 1	3,329,545	38,522,835
Variable Portfolio - Mondrian International Small Cap Fund, Class 1	959,997	11,750,362
Variable Portfolio - Pyramis® International Equity Fund, Class 1	3,184,026	34,419,319
Total		125,715,267

U.S. Large Cap 11.6%
Columbia Variable Portfolio - Diversified Equity Income Fund, Class 1(a)	3,504,911	49,138,857
Variable Portfolio - American Century Growth Fund, Class 1(a)	3,716,413	48,536,355
Variable Portfolio - Columbia Wanger U.S. Equities Fund, Class 1(a)	1,533,600	20,289,525
Variable Portfolio - Davis New York Venture Fund, Class 1(a)	2,668,061	28,601,612
Variable Portfolio - MFS Value Fund, Class 1(a)	4,083,714	49,412,934
Variable Portfolio - Marsico Growth Fund, Class 1(a)	3,535,912	48,229,840
Variable Portfolio - NFJ Dividend Value Fund, Class 1(a)	3,811,929	48,563,978
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund, Class 1(a)	3,621,023	48,557,917
Total		341,331,018

U.S. Mid Cap 2.7%
Columbia Variable Portfolio - Mid Cap Value Opportunity Fund, Class 1(a)	1,351,324	15,378,070
Variable Portfolio - Goldman Sachs Mid Cap Value Fund, Class 1(a)	2,476,249	29,194,971
Variable Portfolio - Jennison Mid Cap Growth Fund, Class 1(a)	2,672,104	35,458,823
Total		80,031,864

U.S. Small Cap 1.6%
Variable Portfolio - Partners Small Cap Growth Fund, Class 1(a)	903,674	12,082,118
Variable Portfolio - Partners Small Cap Value Fund, Class 1(a)	2,234,906	36,116,084
Total		48,198,202
Total Equity Funds (Cost: $512,559,014)		$610,037,849

	Shares	Value

Fixed-Income Funds 73.3%
Floating Rate 3.9%
Variable Portfolio - Eaton Vance Floating-Rate Income Fund, Class 1(b)	11,129,053	$113,961,508

Global Bond 3.0%
Columbia Variable Portfolio - Global Bond Fund, Class 1(b)	7,426,310	87,630,457

High Yield 201%
Columbia Variable Portfolio - Income Opportunities Fund, Class 1	5,985,353	62,546,935

Inflation Protected Securities 6.9%
Columbia Variable Portfolio - Global Inflation Protected Securities Fund, Class 1(b)	21,196,783	203,489,115

Investment Grade 55.4%
Columbia Variable Portfolio - Diversified Bond Fund, Class 1(b)	29,955,771	341,196,230
Columbia Variable Portfolio - Limited Duration Credit Fund, Class 1(b)	24,785,357	262,972,639
Columbia Variable Portfolio - Short Duration U.S. Government Fund, Class 1(b)	9,785,771	102,457,022
Variable Portfolio - American Century Diversified Bond Fund, Class 1(b)	29,784,149	332,986,781
Variable Portfolio - J.P. Morgan Core Bond Fund, Class 1(b)	28,332,030	311,369,013
Variable Portfolio - PIMCO Mortgage-Backed Securities Fund, Class 1(b)	10,948,946	117,044,235
Variable Portfolio - Wells Fargo Short Duration Government Fund, Class 1(b)	15,447,054	160,340,421
Total		1,628,366,341

Multisector 2.0%
Columbia Variable Portfolio - Strategic Income Fund, Class 1(b)	6,482,037	58,792,074
Total Fixed-Income Funds (Cost: $2,068,156,460)		$2,154,786,430

Money Market Funds 6.0%
Columbia Short-Term Cash Fund, 0.161%(c)	970	970
Columbia Variable Portfolio - Cash Management Fund, Class 1, 0.011%(b)(c)	177,357,677	177,357,677
Total Money Market Funds (Cost: $177,358,647)		$177,358,647
Total Investments in Affiliated Funds
(Cost: $2,758,074,121)		$2,942,182,926(d)
Other Assets and Liabilities		(25,145)
Net Assets		$2,942,157,781

Notes to Investments in Affiliated Funds

(a)	Non-income producing.
(b)

The Fund does not invest in underlying funds for the purpose of exercising management control. At March 31, 2012, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia Variable Portfolio - Cash Management Fund	21.24%
Variable Portfolio - J.P. Morgan Core Bond Fund	14.01
Variable Portfolio - American Century Diversified Bond Fund	13.54
Variable Portfolio - Eaton Vance Floating-Rate Income Fund	11.66
Columbia Variable Portfolio - Limited Duration Credit Fund	9.10
Variable Portfolio - PIMCO Mortgage-Backed Securities Fund	8.74
Variable Portfolio - Wells Fargo Short Duration Government Fund	8.42
Columbia Variable Portfolio - Diversified Bond Fund	8.09
Columbia Variable Portfolio - Short Duration U.S. Government Fund	7.96
Columbia Variable Portfolio - Global Inflation Protected Securities Fund	6.87
Columbia Variable Portfolio - Strategic Income Fund	5.21
Columbia Variable Portfolio - Global Bond Fund	5.02

(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs

Investments in Affiliated Funds	$2,942,182,926	$—	$—	$2,942,182,926

  There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Davis New York Venture Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.9%
CONSUMER DISCRETIONARY 8.2%
Automobiles 0.7%
Harley-Davidson, Inc.(a)	206,605	$10,140,174
Distributors 0.4%
Li & Fung Ltd.	2,344,100	5,364,614
Household Durables 0.1%
Hunter Douglas NV	49,010	2,124,350
Internet & Catalog Retail 1.6%
Expedia, Inc.(a)	149,745	5,007,473
Groupon, Inc.(a)	85,900	1,578,842
Liberty Interactive Corp., Class A(b)	407,783	7,784,577
Netflix, Inc.(a)(b)	61,790	7,108,322
TripAdvisor, Inc.(a)(b)	70,975	2,531,678
Total		24,010,892
Media 1.7%
Grupo Televisa SAB, ADR(a)	125,430	2,644,065
Walt Disney Co. (The)	501,650	21,962,237
Total		24,606,302
Specialty Retail 3.6%
Bed Bath & Beyond, Inc.(b)	630,240	41,450,885
CarMax, Inc.(b)	244,182	8,460,906
Tiffany & Co.	40,740	2,816,356
Total		52,728,147
Textiles, Apparel & Luxury Goods 0.1%
Cie Financiere Richemont SA, Class A	33,300	2,087,936
TOTAL CONSUMER DISCRETIONARY		121,062,415
CONSUMER STAPLES 16.9%
Beverages 3.8%
Coca-Cola Co. (The)	264,790	19,597,108
Diageo PLC, ADR(a)	255,950	24,699,175
Heineken Holding NV	256,803	12,021,682
Total		56,317,965
Food & Staples Retailing 11.5%
Costco Wholesale Corp.	827,550	75,141,540
CVS Caremark Corp.	1,941,548	86,981,350
SYSCO Corp.(a)	121,770	3,636,052
Walgreen Co.	114,040	3,819,200
Total		169,578,142

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 0.6%
Kraft Foods, Inc., Class A	103,526	$3,935,023
Nestlé SA, Registered Shares	19,340	1,216,918
Unilever NV - NY Shares	108,550	3,693,957
Total		8,845,898
Personal Products 0.1%
Natura Cosmeticos SA	94,800	2,048,733
Tobacco 0.9%
Philip Morris International, Inc.	149,129	13,214,321
TOTAL CONSUMER STAPLES		250,005,059
ENERGY 11.6%
Energy Equipment & Services 1.1%
Schlumberger Ltd.	78,965	5,522,022
Transocean Ltd.	195,680	10,703,696
Total		16,225,718
Oil, Gas & Consumable Fuels 10.5%
Canadian Natural Resources Ltd.	1,136,710	37,716,038
China Coal Energy Co., Ltd., Class H	5,240,900	5,878,443
Devon Energy Corp.	235,373	16,739,728
EOG Resources, Inc.	471,514	52,385,205
Occidental Petroleum Corp.	367,640	35,010,357
OGX Petroleo e Gas Participacoes SA(b)	949,500	7,864,603
Total		155,594,374
TOTAL ENERGY		171,820,092
FINANCIALS 32.6%
Capital Markets 8.0%
Bank of New York Mellon Corp. (The)	2,998,028	72,342,416
Charles Schwab Corp. (The)(a)	503,530	7,235,726
Goldman Sachs Group, Inc. (The)	53,960	6,711,005
Julius Baer Group Ltd.(b)	802,950	32,413,313
Total		118,702,460
Commercial Banks 5.8%
Wells Fargo & Co.	2,490,130	85,013,038
Consumer Finance 5.7%
American Express Co.	1,454,844	84,177,274

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 0.4%
CME Group, Inc.(a)	10,310	$2,982,992
JPMorgan Chase & Co.	61,320	2,819,494
Total		5,802,486
Insurance 10.8%
ACE Ltd.	138,050	10,105,260
Alleghany Corp.(b)	50,879	16,744,279
AON Corp.	44,270	2,171,886
Berkshire Hathaway, Inc., Class B(b)	372,206	30,204,517
Everest Re Group Ltd.	23,190	2,145,539
Fairfax Financial Holdings Ltd.(a)	19,089	7,687,618
Fairfax Financial Holdings Ltd.	5,780	2,332,919
Loews Corp.	1,077,820	42,972,683
Markel Corp.(a)	4,847	2,176,012
Progressive Corp. (The)(a)	1,858,171	43,072,404
Total		159,613,117
Real Estate Management & Development 1.9%
Brookfield Asset Management, Inc., Class A	426,430	13,462,395
Hang Lung Group Ltd.(a)	2,147,300	13,931,526
Total		27,393,921
TOTAL FINANCIALS		480,702,296
HEALTH CARE 8.2%
Health Care Equipment & Supplies 0.6%
Baxter International, Inc.(a)	75,370	4,505,618
Becton Dickinson and Co.(a)	60,615	4,706,755
Total		9,212,373
Health Care Providers & Services 2.2%
Express Scripts, Inc.(a)	589,545	31,941,548
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	116,997	5,207,537
Pharmaceuticals 5.0%
Johnson & Johnson(a)	400,180	26,395,873
Merck & Co., Inc.	843,541	32,391,974
Pfizer, Inc.	200,060	4,533,360
Roche Holding AG, Genusschein Shares	62,160	10,817,919
Total		74,139,126
TOTAL HEALTH CARE		120,500,584

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 5.0%
Aerospace & Defense 0.8%
Lockheed Martin Corp.(a)	133,490	$11,995,411
Commercial Services & Supplies 1.5%
Iron Mountain, Inc.(a)	748,043	21,543,639
Machinery 0.4%
PACCAR, Inc.(a)	118,640	5,555,911
Marine 1.2%
China Shipping Development Co., Ltd., Class H	3,989,700	2,771,259
Kuehne & Nagel International AG	109,333	14,788,478
Total		17,559,737
Transportation Infrastructure 1.1%
China Merchants Holdings International Co., Ltd.	4,920,926	16,481,104
LLX Logistica SA	202,400	378,090
Total		16,859,194
TOTAL INDUSTRIALS		73,513,892
INFORMATION TECHNOLOGY 7.6%
Computers & Peripherals 0.4%
Hewlett-Packard Co.	272,210	6,486,764
Internet Software & Services 2.9%
Google, Inc., Class A(b)	66,517	42,653,361
IT Services 0.6%
Visa, Inc., Class A	69,330	8,180,940
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp.(a)	177,450	4,988,120
Texas Instruments, Inc.(a)	637,205	21,416,460
Total		26,404,580
Software 1.9%
Activision Blizzard, Inc.(a)	632,660	8,110,701
Microsoft Corp.	391,982	12,641,420
Oracle Corp.	261,000	7,610,760
Total		28,362,881
TOTAL INFORMATION TECHNOLOGY		112,088,526

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 5.6%
Chemicals 3.6%
Air Products & Chemicals, Inc.	105,440	$9,679,392
Ecolab, Inc.	115,550	7,131,746
Monsanto Co.	255,310	20,363,526
Potash Corp. of Saskatchewan, Inc.	214,918	9,819,603
Praxair, Inc.(a)	55,060	6,312,078
Total		53,306,345
Construction Materials 0.4%
Martin Marietta Materials, Inc.(a)	66,483	5,692,939
Containers & Packaging 0.3%
Sealed Air Corp.	271,806	5,248,574
Metals & Mining 1.3%
BHP Billiton PLC	316,980	9,671,212
Rio Tinto PLC	172,259	9,494,710
Total		19,165,922
Paper & Forest Products –%
Sino-Forest Corp.(a)(c)(d)	800,520	1
Sino-Forest Corp.(c)(d)(e)(f)	34,500	—
Total		1
TOTAL MATERIALS		83,413,781
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
America Movil SAB de CV, Class L, ADR(a)	100,930	2,506,092
TOTAL TELECOMMUNICATION SERVICES		2,506,092
Total Common Stocks (Cost: $1,116,884,521)		$1,415,612,737

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds —%
Paper –%
Sino-Forest Corp.(c)(e)
08/01/13	5.000%	1,340,000	$402,000
Total Convertible Bonds (Cost: $1,339,999)			$402,000

	Shares	Value

Money Market Funds 4.0%
Columbia Short-Term Cash Fund, 0.161%(g)(h)	58,531,105	$58,531,105
Total Money Market Funds (Cost: $58,531,105)		$58,531,105

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 11.2%
Asset-Backed Commercial Paper 1.6%
Atlantis One
04/11/12	0.511%	4,993,554	$4,993,554
Kells Funding LLC
04/13/12	0.581%	5,991,010	5,991,010
Regency Markets No. 1 LLC
04/18/12	0.200%	9,998,334	9,998,334
04/20/12	0.440%	786,163	786,163
Royal Park Investments Funding Corp.
04/12/12	0.951%	1,998,364	1,998,364
Total			23,767,425
Certificates of Deposit 5.3%
ABN AMRO Bank N.V.
06/21/12	0.400%	4,994,894	4,994,894
Bank of Nova Scotia
05/03/12	0.373%	7,000,000	7,000,000
07/26/12	0.321%	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	4,994,512	4,994,512
Barclays Bank PLC
04/18/12	0.600%	7,000,000	7,000,000
Deutsche Bank AG
09/14/12	0.750%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	6,000,077	6,000,077
N.V. Bank Nederlandse Gemeenten
04/10/12	0.335%	5,000,000	5,000,000
National Bank of Canada
05/08/12	0.393%	5,000,000	5,000,000
Norinchukin Bank
05/21/12	0.470%	5,000,000	5,000,000
Royal Bank of Canada
04/02/12	0.100%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
05/21/12	0.340%	5,000,000	5,000,000
Standard Chartered Bank PLC
04/20/12	0.560%	4,992,932	4,992,932
Svenska Handelsbanken

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
08/30/12	0.580%	$3,000,000	$3,000,000
09/13/12	0.490%	5,000,000	5,000,000
Total			77,982,415
Commercial Paper 2.4%
Caisse d’Amortissement de la Dette Sociale
05/02/12	0.671%	9,983,064	9,983,064
Credit Suisse
06/29/12	0.360%	4,994,900	4,994,900
Development Bank of Singapore Ltd.
08/03/12	0.551%	4,986,632	4,986,632
Erste Abwicklungsanstalt
04/24/12	0.681%	4,991,311	4,991,311
HSBC Bank PLC
04/13/12	0.481%	5,985,360	5,985,360
Suncorp Metway Ltd.
04/02/12	0.480%	4,996,000	4,996,000
Total			35,937,267

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 1.9%
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,217(i)	0.260%	$10,000,000	$10,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $10,000,225(i)	0.270%	10,000,000	10,000,000
Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $7,713,152(i)	0.190%	7,713,029	7,713,029
Total			27,713,029
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $165,400,136)			$165,400,136
Total Investments
(Cost: $1,342,155,761)			$1,639,945,978(j)
Other Assets & Liabilities, Net			(164,041,620)
Net Assets			$1,475,904,358

Notes to Portfolio of Investments

(a)	At March 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2012 was $402,000, representing 0.03% of net assets. Information concerning such security holdings at March 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Sino-Forest Corp.	12-11-09	$546,994
Sino-Forest Corp.	11-12-08 thru 06-07-11	8,428,988
Sino-Forest Corp.
5.000% 08/01/13	07-17-08	1,340,000

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2012, the value of these securities amounted to $1, which represents less than 0.01% of net assets.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $402,000 or 0.03% of net assets.

(f)	Negligible market value.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(h)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$64,766,390	$40,440,026	$(46,675,311)	$—	$58,531,105	$25,188	$58,531,105

(i)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$1,722,374
Fannie Mae REMICS	2,961,553
Freddie Mac Gold Pool	360,258
Freddie Mac REMICS	3,555,359
Government National Mortgage Association	415,199
United States Treasury Inflation Indexed Bonds	372,088
United States Treasury Note/Bond	813,390
Total Market Value of Collateral Securities	$10,200,221

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$12,753
Fannie Mae Pool	2,788,015
Fannie Mae REMICS	476,022
Fannie Mae-Aces	13,506
Federal Farm Credit Bank	406,147
Federal Home Loan Banks	204,395
Federal Home Loan Mortgage Corp	307,038
Federal National Mortgage Association	354,533
Freddie Mac Coupon Strips	23,097
Freddie Mac Gold Pool	927,084
Freddie Mac Non Gold Pool	208,700
Freddie Mac Reference REMIC	30
Freddie Mac REMICS	772,243
Ginnie Mae I Pool	943,606
Ginnie Mae II Pool	1,414,808
Government National Mortgage Association	631,973
United States Treasury Bill	147,884
United States Treasury Inflation Indexed Bonds	27,979
United States Treasury Note/Bond	517,882
United States Treasury Strip Coupon	22,305
Total Market Value of Collateral Securities	$10,200,000

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$6,337,538
Freddie Mac Gold Pool	1,529,752
Total Market Value of Collateral Securities	$7,867,290

(j)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$111,485,515	$9,576,900	$—	$121,062,415
Consumer Staples	236,766,459	13,238,600	—	250,005,059
Energy	165,941,650	5,878,442	—	171,820,092
Financials	434,357,457	46,344,839	—	480,702,296
Health Care	109,682,664	10,817,920	—	120,500,584
Industrials	39,473,051	34,040,841	—	73,513,892
Information Technology	112,088,526	—	—	112,088,526
Materials	64,247,858	19,165,922	1	83,413,781
Telecommunication Services	2,506,092	—	—	2,506,092
Total Equity Securities	1,276,549,272	139,063,464	1	1,415,612,737

Bonds
Convertible Bonds	—	402,000	—	402,000
Total Bonds	—	402,000	—	402,000

Other
Money Market Funds	58,531,105	—	—	58,531,105
Investments of Cash Collateral Received for Securities on Loan	—	165,400,136	—	165,400,136
Total Other	58,531,105	165,400,136	—	223,931,241
Total	$1,335,080,377	$304,463,600	$1	$1,639,945,978

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common
Stocks
Balance as of December 31, 2011	$573,756
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(573,755)
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2012	$1

*Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2012 was $(573,755).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Common Stock classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 95.0%
Aerospace & Defense 1.7%
DAE Aviation Holdings, Inc. Tranche B1 Term Loan(a)(b)
07/31/14	5.560%	$3,047,651	$3,004,984
Ducommun, Inc. Term Loan(a)(b)
06/28/17	5.500%	595,500	594,011
IAP Worldwide Services, Inc. 1st Lien Term Loan(a)(b)
12/30/12	9.250%	3,850,930	3,453,014
Sequa Corp. Term Loan(a)(b)(c)
12/03/14	3.563%	1,000,000	984,310
Standard Aero Ltd. Tranche B2 Term Loan(a)(b)
07/31/14	5.560%	2,905,482	2,864,806
TASC, Inc. Tranche B Term Loan(a)(b)
12/18/15	4.500%	1,585,187	1,563,391
TransDigm Inc. Tranche B2 Term Loan(a)(b)
02/14/17	4.000%	922,688	922,457
TransDigm, Inc. Tranche B1 Term Loan(a)(b)
02/14/17	4.000%	2,964,975	2,962,929
Wyle Services Corp. 1st Lien Term Loan(a)(b)
03/26/17	5.750%	696,139	685,696
Total			17,035,598
Automotive 3.9%
Allison Transmission, Inc. Tranche B1 Term Loan(a)(b)
08/07/14	0.000%	8,125,022	8,057,585
Chrysler Group LLC Tranche B Term Loan(a)(b)
05/24/17	6.000%	6,059,225	6,149,447
Delphi Corp. Tranche B Term Loan(a)(b)
03/31/17	3.500%	2,034,210	2,030,569
Federal-Mogul Corp.(a)(b)
Tranche B Term Loan
12/29/14	2.178%	4,548,666	4,369,084
Tranche C Term Loan
12/28/15	2.178%	2,320,748	2,229,125
Fram Group/Prestone Holdings, Inc. 1st Lien Term Loan(a)(b)
07/29/17	6.500%	472,625	474,988

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Automotive (continued)
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan(a)(b)
04/30/14	1.750%	$8,000,000	$7,946,000
HHI Holdings LLC Term Loan(a)(b)
03/21/17	7.002%	997,484	997,484
Metaldyne LLC Term Loan(a)(b)
05/18/17	5.250%	2,623,500	2,622,188
Schaeffler AG Tranche C2 Term Loan(a)(b)
01/27/17	6.000%	1,300,000	1,305,486
Veyance Technologies, Inc. Term Loan(a)(b)
07/31/14	2.750%	1,722,383	1,637,349
Veyance Technoloiges, Inc. Delayed Draw Term Loan(a)(b)
07/31/14	2.750%	246,699	234,519
Total			38,053,824
Banking 0.1%
Hamilton Lane Advisors LLC Term Loan(a)(b)
02/28/18	6.500%	850,000	845,750
Brokerage 0.9%
Grosvenor Capital Management Holdings LLLP Tranche C Term Loan(a)(b)
12/05/16	4.250%	1,061,969	1,011,525
Nuveen Investments, Inc.(a)(b)
1st Lien Term Loan
05/13/17	5.754%	3,905,360	3,898,057
05/13/17	5.755%	3,344,640	3,344,640
05/13/17	7.250%	575,000	576,915
Total			8,831,137
Building Materials 0.4%
Beacon Sales Acquisition, Inc. Tranche B Term Loan(a)(b)
09/30/13	3.068%	877,359	874,622
Goodman Global, Inc. 1st Lien Term Loan(a)(b)
10/28/16	5.750%	2,733,128	2,745,098
Total			3,619,720

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals 4.5%
AZ Chem U.S., Inc. Term Loan(a)(b)
12/22/17	7.250%	$1,423,182	$1,439,193
Ashland, Inc. Tranche B Term Loan(a)(b)
08/23/18	3.750%	2,461,741	2,461,150
Chemtura Corp. Term Loan(a)(b)
08/29/16	5.500%	600,000	601,500
General Chemical Corp. Tranche B Term Loan(a)(b)
10/06/15	5.002%	485,316	483,292
Houghton International, Inc. Tranche B1 Term Loan(a)(b)
01/29/16	6.750%	813,212	813,212
Huntsman International LLC(a)(b)
Tranche B Term Loan
04/19/17	2.850%	1,375,819	1,348,880
Tranche B2 Term Loan
04/19/17	3.359%	504,601	494,721
Tranche C Term Loan
06/30/16	2.549%	3,521,680	3,447,337
Husky Injection Molding Systems Ltd. Term Loan(a)(b)
06/29/18	6.500%	2,023,195	2,034,039
Ineos U.S. Finance LLC Tranche C2 Term Loan(a)(b)
12/16/14	8.001%	489,088	507,429
Matrix Acquisition Corp. Tranche B Term Loan(a)(b)
04/12/14	2.241%	2,200,411	2,183,907
Momentive Performance Materials(a)(b)
Tranche B1B Term Loan
05/05/15	3.750%	979,328	938,324
Momentive Performance Materials(a)(b)(c)
Tranche B1B Term Loan
05/05/15	3.750%	800,000	763,000
Momentive Specialty Chemicals, Inc.(a)(b)
Tranche C1B Term Loan
05/05/15	4.000%	2,732,118	2,700,890
Tranche C2B Term Loan
05/05/15	4.250%	1,160,973	1,147,703
Tranche C4B Term Loan
05/05/15	4.313%	968,947	947,146
Tranche C7B Term Loan
05/05/15	4.250%	932,357	909,048
Norit Holding BV Term Loan(a)(b)
07/10/17	6.750%	1,393,000	1,391,259
Omnova Solutions, Inc. Term Loan(a)(b)
05/31/17	5.750%	2,444,063	2,448,144

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Rockwood Specialties Group, Inc. Tranche B Term Loan(a)(b)
02/09/18	3.500%	$2,301,750	$2,314,985
Solutia, Inc. Tranche 1 Term Loan(a)(b)
08/01/17	3.500%	2,743,382	2,738,719
SunCoke Energy, Inc. Tranche B Term Loan(a)(b)
07/26/18	4.000%	570,688	568,194
Taminco Global Chemical Corp. Term Loan(a)(b)
02/15/19	6.250%	450,000	452,390
Trinseo Materials Operating SCA Term Loan(a)(b)
08/02/17	6.000%	3,851,250	3,512,648
Tronox Pigments B.V.(a)(b)
Term Loan
02/08/18	4.250%	746,429	746,429
Tronox Pigments B.V.(a)(b)(c)
Delayed Draw Term Loan
02/08/18	4.250%	203,571	203,571
Univar, Inc. Tranche B Term Loan(a)(b)
06/30/17	5.000%	6,429,887	6,437,925
Total			44,035,035
Construction Machinery 0.4%
Brock Holdings III, Inc. 1st Lien Term Loan(a)(b)
03/16/17	6.012%	2,166,151	2,148,995
Manitowoc Co., Inc. (The) Tranche B Term Loan(a)(b)
11/13/17	4.250%	622,500	620,632
Terex Corp. Term Loan(a)(b)
04/28/17	5.500%	796,000	801,222
Total			3,570,849
Consumer Cyclical Services 2.8%
Brickman Group Holdings, Inc. Tranche B Term Loan(a)(b)
10/14/16	7.250%	1,999,688	2,016,345
Instant Web, Inc.(a)(b)
Delayed Draw Term Loan
08/07/14	3.616%	165,400	148,860
Term Loan
08/07/14	3.616%	1,586,673	1,428,005
KAR Auction Services, Inc. Term Loan(a)(b)
05/19/17	5.000%	3,126,375	3,130,939

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Cyclical Services (continued)
Live Nation Entertainment, Inc. Tranche B Term Loan(a)(b)
11/07/16	4.500%	$4,919,900	$4,913,750
Sabre, Inc. Term Loan(a)(b)
09/30/14	2.328%	6,927,471	6,446,913
ServiceMaster Co. (The)(a)(b)
Delayed Draw Term Loan
07/24/14	2.750%	178,094	175,617
Term Loan
07/24/14	2.802%	1,788,361	1,763,485
Travelport LLC(a)(b)
Delayed Draw Term Loan
08/21/15	5.081%	3,479,203	3,166,562
Tranche S Term Loan
08/23/15	4.970%	513,013	466,914
West Corp.(a)(b)
Tranche B2 Term Loan
10/24/13	2.654%	257,060	256,631
Tranche B4 Term Loan
07/15/16	4.599%	2,927,925	2,930,355
Tranche B5 Term Loan
07/15/16	4.492%	623,561	624,078
Total			27,468,454
Consumer Products 2.5%
Acco Brands Corp. Tranche B Term Loan(a)(b)(c)
01/04/19	4.250%	1,575,000	1,574,024
Affinion Group, Inc. Tranche B Term Loan(a)(b)
10/09/16	5.000%	4,900,105	4,638,488
Amscan Holdings, Inc. Term Loan(a)(b)
12/02/17	6.750%	1,354,375	1,354,741
NBTY, Inc. Tranche B1 Term Loan(a)(b)
10/02/17	4.250%	7,154,186	7,154,901
National Bedding Co. LLC Term Loan(a)(b)
11/28/13	3.756%	1,750,592	1,748,404
Prestige Brands, Inc. Tranche B Term Loan(a)(b)
01/31/19	5.297%	553,220	556,218
Spectrum Brands, Inc. Term Loan(a)(b)
06/17/16	5.001%	3,457,785	3,462,591
Visant Corp. Tranche B Term Loan(a)(b)
12/22/16	5.250%	2,262,872	2,203,472

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Products (continued)
Weight Watchers International, Inc. Tranche F Term Loan(a)(b)
03/15/19	4.000%	$1,600,000	$1,593,600
Total			24,286,439
Diversified Manufacturing 2.5%
Acosta, Inc. Tranche B Term Loan(a)(b)
03/01/18	4.750%	4,470,840	4,461,540
Altegrity, Inc.(a)(b)
Term Loan
02/21/15	2.992%	1,805,394	1,723,032
Tranche D Term Loan
02/21/15	7.750%	572,901	572,362
BakerCorp International, Inc. Term Loan(a)(b)
06/01/18	5.000%	2,331,584	2,328,249
Brand Energy & Infrastructure Services, Inc.(a)(b)
Tranche B 1st Lien Term Loan
02/07/14	2.502%	992,314	905,903
Tranche B2 1st Lien Term Loan
02/07/14	3.758%	1,984,638	1,843,590
Colfax Corp. Tranche B Term Loan(a)(b)
01/11/19	4.500%	1,521,187	1,521,705
Grede LLC Term Loan(a)(b)(c)
03/30/17	0.000%	1,000,000	980,000
Pelican Products, Inc. Term Loan(a)(b)
03/07/17	5.000%	622,114	617,448
RGIS Services LLC(a)(b)
Delayed Draw Term Loan
04/30/14	2.741%	68,578	67,378
Tranche B Term Loan
04/30/14	2.741%	1,842,525	1,810,281
Tomkins LLC/Inc. Tranche B1 Term Loan(a)(b)
09/29/16	4.250%	6,354,940	6,354,940
U.S. Security Associates Holdings, Inc.(a)(b)
Delayed Draw Term Loan
07/28/17	6.000%	134,475	133,803
Tranche B Term Loan
07/28/17	6.000%	688,799	687,077
Unifrax Holding Co. Term Loan(a)(b)
11/28/18	7.000%	423,937	427,817
Total			24,435,125

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric 2.0%
AES Corp. (The) Term Loan(a)(b)
06/01/18	4.250%	$1,980,000	$1,980,812
Calpine Corp.(a)(b)
Term Loan
04/01/18	4.500%	6,113,250	6,086,535
Tranche B2 Term Loan
04/01/18	4.500%	1,094,500	1,089,717
Dynegy Midwest Generation LLC Term Loan(a)(b)
08/05/16	9.250%	572,125	583,808
Dynegy Power LLC Term Loan(a)(b)
08/05/16	9.250%	1,069,625	1,115,843
Equipower Resources Holdings LLC Tranche B Term Loan(a)(b)
01/26/18	5.750%	530,011	495,560
Generac Power System, Inc. Tranche B Term Loan(a)(b)
02/09/19	3.750%	525,000	523,687
Invenergy Wind Power LLC Term Loan(a)(b)
11/22/17	9.000%	822,938	806,479
NRG Energy, Inc. Term Loan(a)(b)
07/01/18	4.000%	5,086,562	5,079,238
Texas Competitive Electric Holdings Co. LLC Term Loan(a)(b)
10/10/17	4.743%	3,815,974	2,116,683
Total			19,878,362
Entertainment 4.2%
AMC Entertainment, Inc.(a)(b)
Tranche B2 Term Loan
12/15/16	3.491%	3,924,179	3,883,289
Tranche B3 Term Loan
02/22/18	4.250%	1,122,188	1,110,494
Bombardier Recreational Products, Inc. Tranche B2 Term Loan(a)(b)
06/28/16	4.500%	1,991,212	1,985,398
Carmike Cinemas, Inc. Term Loan(a)(b)
01/27/16	5.500%	800,996	801,140
Cedar Fair LP Tranche 1 Term Loan(a)(b)
12/15/17	4.000%	3,274,415	3,275,922
Cinedigm Digital Funding I LLC Term Loan(a)(b)
04/29/16	5.250%	1,660,544	1,650,166

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Entertainment (continued)
Cinemark U.S.A., Inc. Term Loan(a)(b)
04/30/16	3.573%	$6,847,213	$6,851,527
ClubCorp Club Operations, Inc. Tranche B Term Loan(a)(b)
11/30/16	6.000%	3,046,481	3,061,713
Regal Cinemas Corp. Term Loan(a)(b)
08/23/17	3.368%	7,208,750	7,174,509
Seaworld Parks & Entertainment, Inc. Tranche B Term Loan(a)(b)
08/17/17	4.000%	5,561,374	5,547,414
Six Flags Theme Parks, Inc. Tranche B Term Loan(a)(b)
12/20/18	4.250%	3,450,000	3,442,445
Town Sports International LLC Term Loan(a)(b)
05/11/18	7.000%	1,914,232	1,919,611
Total			40,703,628
Environmental 0.3%
Tervita Corp.(a)(b)
Term Loan
11/14/14	3.241%	1,496,094	1,449,715
Tranche A Term Loan
11/14/14	6.500%	1,620,937	1,624,990
Total			3,074,705
Food and Beverage 6.4%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan(a)(b)
12/18/17	5.250%	5,560,460	5,551,786
Aramark Corp.(a)(b)
2nd Letter of Credit
07/26/16	0.091%	237,307	236,253
3rd Letter of Credit
07/26/16	0.091%	286,407	285,135
Tranche B Term Loan
07/26/16	3.491%	3,608,407	3,592,386
Tranche C Term Loan
07/26/16	3.651%	3,555,280	3,539,494
Dean Foods Co. Tranche B Term Loan(a)(b)
04/02/14	1.750%	3,760,951	3,701,604
Del Monte Foods Co. Term Loan(a)(b)
03/08/18	4.500%	9,132,244	8,993,982
Dole Food Co., Inc. Tranche B2 Term Loan(a)(b)
07/08/18	5.040%	1,085,547	1,090,074

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
Dunkin’ Brands, Inc. Tranche B2 Term Loan(a)(b)
11/23/17	4.000%	$6,577,633	$6,567,635
High Liner Foods, Inc. Term Loan(a)(b)
12/19/17	7.000%	748,125	747,661
JBS U.S.A. LLC(a)(b)
Term Loan
05/25/18	4.250%	6,079,062	6,096,084
JBS U.S.A. LLC(a)(b)(c)
Term Loan
05/25/18	4.250%	503,559	504,969
Michael Foods Group, Inc. Tranche B Term Loan(a)(b)
02/25/18	4.253%	1,925,767	1,921,857
Pierre Foods, Inc. 1st Lien Term Loan(a)(b)
09/30/16	7.001%	2,055,275	2,053,219
Pinnacle Entertainment, Inc. Tranche A Term Loan(a)(b)(c)
03/19/19	4.000%	350,000	350,767
Pinnacle Foods Finance LLC(a)(b)
Term Loan
04/02/14	2.829%	4,318,205	4,306,330
Tranche D Term Loan
04/02/14	6.000%	601,888	601,804
Sagittarius Restaurants LLC Term Loan(a)(b)
05/18/15	7.509%	383,281	379,448
Solvest Ltd. Tranche C2 Term Loan(a)(b)
07/08/18	5.026%	2,021,094	2,029,522
U.S. Foodservice, Inc. Term Loan(a)(b)
07/03/14	2.740%	3,962,428	3,822,079
WM. Bolthouse Farms, Inc. 1st Lien Term Loan(a)(b)
02/11/16	5.508%	4,178,657	4,191,652
Windsor Quality Food Co., Ltd. Tranche B Term Loan(a)(b)
02/16/17	5.000%	1,914,000	1,827,870
Total			62,391,611
Gaming 1.0%
Ameristar Casinos, Inc. Tranche B Term Loan(a)(b)
04/16/18	4.000%	1,138,500	1,138,625
Caesars Entertainment Operating Company, Inc.(a)(b)
Tranche B6 Term Loan
01/28/18	5.492%	3,567,058	4,847,243
Caesars Entertainment Operating Company, Inc.(a)(b)(c)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
Tranche B6 Term Loan
01/28/18	5.492%	$2,000,000	$180,978
Isle of Capri Casinos, Inc. Term Loan(a)(b)
11/01/13	4.750%	1,014,750	1,016,587
Las Vegas Sands LLC(a)(b)
Tranche B Term Loan
05/23/14	1.750%	1,641,556	1,615,439
Tranche I Delayed Draw Term Loan
05/23/14	1.750%	328,311	323,088
Pinnacle Entertainment, Inc. Tranche A Term Loan(a)(b)
03/19/19	4.000%	675,000	677,248
Total			9,799,208
Gas Distributors 0.8%
Energy Transfer Equity LP Term Loan(a)(b)
03/23/17	3.750%	3,125,000	3,064,469
Obsidian Holdings LLC Tranche A Term Loan(a)(b)
11/02/15	6.750%	1,000,000	1,000,000
Obsidian Natural Gas Trust Term Loan(a)(b)
11/02/15	7.000%	3,841,719	3,860,927
Total			7,925,396
Health Care 11.5%
1-800 Contacts, Inc. Term Loan(a)(b)
03/04/15	7.700%	1,341,795	1,338,441
Alere, Inc.(a)(b)
Tranche B Term Loan
06/30/17	4.500%	2,693,250	2,675,151
Tranche B1 Term Loan
06/30/17	4.500%	675,000	670,464
Alere, Inc.(a)(b)(c)
Tranche B Term Loan
06/30/17	4.500%	575,000	571,136
Alliance HealthCare Services, Inc. Term Loan(a)(b)
06/01/16	7.250%	1,830,217	1,687,460
Bausch & Lomb, Inc.(a)(b)
Delayed Draw Term Loan
04/24/15	3.491%	788,525	786,183
Term Loan
04/24/15	3.670%	3,227,125	3,217,541
Biomet, Inc. Term Loan(a)(b)
03/25/15	3.376%	7,835,897	7,744,688

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Bright Horizons Family Solutions, Inc. Tranche B Term Loan(a)(b)
05/28/15	4.278%	$1,940,152	$1,927,541
CRC Health Corp. Tranche B2 Term Loan(a)(b)
11/16/15	4.970%	2,447,208	2,184,133
Community Health Systems, Inc.(a)(b)
Term Loan
07/25/14	2.628%	5,844,199	5,765,010
01/25/17	3.989%	2,830,908	2,788,813
ConvaTec, Inc. Term Loan(a)(b)
12/22/16	5.750%	1,604,688	1,601,173
DJO Finance LLC (ReAble Therapeutics Finance LLC)(a)(b)
Tranche B2 Term Loan
11/01/16	5.241%	1,629,285	1,614,686
Tranche B3 Term Loan
09/15/17	6.250%	1,050,000	1,045,128
DJO Finance LLC (ReAble Therapeutics Finance LLC)(a)(b)(c)
Tranche B3 Term Loan
09/15/17	6.250%	325,000	323,492
DaVita, Inc. Tranche B Term Loan(a)(b)
10/20/16	4.500%	2,592,188	2,598,668
Emergency Medical Services Corp. Term Loan(a)(b)
05/25/18	5.250%	5,476,134	5,472,246
Fresenius SE(a)(b)
Tranche D1 Term Loan
09/10/14	3.250%	2,298,761	2,295,175
Tranche D2 Term Loan
09/10/14	3.250%	1,603,974	1,601,472
HCA, Inc.(a)(b)
Tranche A2 Term Loan
05/02/16	2.741%	950,000	925,661
Tranche B2 Term Loan
03/31/17	3.720%	6,000,000	5,883,780
Tranche B3 Term Loan
05/01/18	3.491%	4,000,000	3,914,000
HGI Holding, Inc. Term Loan(a)(b)
10/01/16	6.750%	880,654	879,007
Hanger Orthopedic Group, Inc. Tranche C Term Loan(a)(b)
12/01/16	4.012%	1,975,272	1,951,825
Health Management Associates, Inc. Tranche B Term Loan(a)(b)
11/16/18	4.500%	3,466,313	3,436,468
IMS Health, Inc. Tranche B Term Loan(a)(b)
08/26/17	4.500%	4,948,372	4,953,667

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Immucor, Inc. Tranche B Term Loan(a)(b)
08/19/18	7.250%	$820,875	$829,084
Inventiv Health, Inc.(a)(b)
Term Loan
08/04/16	6.500%	3,736,314	3,537,056
Tranche B3 Term Loan
05/15/18	6.750%	1,439,125	1,365,370
Kindred HealthCare, Inc. Term Loan(a)(b)
06/01/18	5.250%	1,511,069	1,427,960
MedAssets, Inc. Term Loan(a)(b)
11/16/16	5.250%	2,567,247	2,576,874
MedPace IntermediateCo, Inc. Trance B Term Loan(a)(b)
06/19/17	6.500%	992,500	957,762
MultiPlan, Inc. Tranche B Term Loan(a)(b)
08/26/17	4.750%	5,750,988	5,689,913
Onex Carestream Finance LP Term Loan(a)(b)
02/25/17	5.000%	1,509,378	1,473,531
Prime Healthcare Services, Inc. Tranche B Term Loan(a)(b)
04/28/15	7.500%	2,152,254	2,093,067
Quintiles Transnational Corp. Tranche B Term Loan(a)(b)
06/08/18	5.000%	5,781,312	5,781,312
Radnet Management, Inc. Tranche B Term Loan(a)(b)
04/06/16	5.750%	1,967,406	1,931,343
Res-Care, Inc. Tranche B Term Loan(a)(b)
12/22/16	7.750%	2,571,955	2,559,095
Select Medical Corp. Tranche B Term Loan(a)(b)
06/01/18	5.500%	4,272,737	4,161,646
Universal Health Services, Inc. Tranche B Term Loan(a)(b)
11/15/16	3.754%	2,697,277	2,690,885
Vanguard Health Holding Co. II LLC Term Loan(a)(b)
01/29/16	5.000%	4,923,042	4,925,700
Total			111,853,607

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Independent Energy 0.5%
Buffalo Gulf Coast Terminals LLC Term Loan(a)(b)
10/31/17	7.500%	$646,750	$646,750
MEG Energy Corp. Term Loan(a)(b)
03/18/18	4.000%	3,805,875	3,796,360
Total			4,443,110
Integrated Energy 0.2%
Gibson Energy ULC Term Loan(a)(b)
06/15/18	5.750%	2,332,375	2,336,270
Life Insurance 0.5%
Alliant Holdings I, Inc.(a)(b)
Term Loan
08/21/14	3.470%	2,765,017	2,727,855
Tranche D Term Loan
08/21/14	6.750%	953,885	956,270
CNO Financial Group, Inc. Tranche B1 Term Loan(a)(b)
09/30/16	6.250%	1,556,520	1,563,135
Total			5,247,260
Media Cable 5.1%
Atlantic Broadband Finance LLC Tranche B Term Loan(a)(b)
03/08/16	4.000%	1,064,077	1,060,384
Bragg Communications, Inc. Tranche B Term Loan(a)(b)
02/28/18	4.000%	475,000	473,219
Bresnan Broadband Holdings LLC Tranche B Term Loan(a)(b)
12/14/17	4.500%	2,128,500	2,124,328
CSC Holdings LLC(a)(b)
Tranche B2 Term Loan
03/29/16	3.491%	1,719,575	1,706,678
Tranche B3 Term Loan
03/29/16	3.241%	5,889,849	5,816,226
Cequel Communications LLC Term Loan(a)(b)
02/14/19	4.000%	7,075,000	7,013,094
Charter Communications Operating LLC(a)(b)
Tranche B1 Term Loan
03/06/14	2.250%	40,916	40,667
Tranche C Term Loan
09/06/16	3.720%	9,328,059	9,275,635
Crown Media Holdings, Inc. Tranche B Term Loan(a)(b)
07/14/18	5.750%	522,771	522,117

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Cable (continued)
DG FastChannel, Inc. Term Loan(a)(b)
07/26/18	5.750%	$1,840,750	$1,813,139
Kabel Deutschland Gmbh Tranche F Term Loan(a)(b)
02/01/19	4.250%	1,225,000	1,219,316
MCC Iowa LLC Tranche F Term Loan(a)(b)
10/23/17	4.500%	2,947,500	2,925,394
Mediacom Illinois LLC Tranche E Term Loan(a)(b)
10/23/17	4.500%	4,914,962	4,886,898
Midcontinent Communications Tranche B Term Loan(a)(b)
12/31/16	4.000%	985,006	978,850
TWCC Holding Corp. Term Loan(a)(b)
02/13/17	4.250%	5,776,743	5,777,783
UPC Financing Partnership(a)(b)
Tranche AB Term Loan
12/31/17	4.750%	425,000	425,663
Tranche T Term Loan
12/30/16	3.744%	1,578,393	1,565,245
Tranche X Term Loan
12/31/17	3.744%	2,500,000	2,470,825
Total			50,095,461
Media Non-Cable 5.6%
AMC Networks, Inc. Tranche B Term Loan(a)(b)
12/31/18	4.000%	1,538,375	1,533,883
Catalina Marketing Corp. Term Loan(a)(b)
10/01/14	2.991%	983,647	943,691
Cengage Learning Acquisitions, Inc. Term Loan(a)(b)
07/03/14	2.490%	2,951,103	2,715,723
Clear Channel Communications, Inc. Tranche B Term Loan(a)(b)(c)
01/29/16	4.143%	1,968,939	1,592,163
Cumulus Media Holdings, Inc. 1st Lien Term Loan(a)(b)
09/17/18	5.750%	6,754,547	6,786,226
FoxCo Acquisition Sub. LLC Term Loan(a)(b)
07/14/15	4.750%	2,701,601	2,697,549
Getty Images, Inc. Term Loan(a)(b)
11/07/16	5.250%	4,658,273	4,674,577

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable (continued)
Intelsat Jackson Holdings SA Tranche B Term Loan(a)(b)
04/02/18	5.250%	$9,929,975	$9,995,116
LIN Television Corp. Tranche B Term Loan(a)(b)
12/21/18	5.000%	673,313	675,837
Lodgenet Interactive Corp. Term Loan(a)(b)
04/04/14	6.500%	1,169,650	1,121,695
National CineMedia LLC Term Loan(a)(b)
02/13/15	1.923%	3,034,483	2,995,277
Nelson Education Ltd. 1st Lien Term Loan(a)(b)
07/04/14	2.970%	1,422,172	1,258,622
Nielsen Finance LLC(a)(b)
Tranche B Term Loan
05/02/16	3.993%	1,964,981	1,967,850
Tranche C Term Loan
05/02/16	3.493%	2,471,080	2,467,645
Raycom TV Broadcasting LLC Tranche B Term Loan(a)(b)
05/31/17	4.500%	967,687	948,334
Sinclair Television Group, Inc.(a)(b)
Tranche B Term Loan
10/28/16	4.000%	409,435	408,219
Sinclair Television Group, Inc.(a)(b)(c)
Tranche B Term Loan
10/28/16	0.000%	439,262	437,957
Univision Communications, Inc.(a)(b)
1st Lien Term Loan
03/31/17	4.491%	5,838,989	5,412,393
Term Loan
09/29/14	2.241%	379,585	373,523
Univision Communications, Inc.(a)(b)(c)
1st Lien Term Loan
03/31/17	4.491%	2,000,000	1,853,880
Zuffa LLC Term Loan(a)(b)
06/19/15	2.250%	3,749,087	3,625,892
Total			54,486,052
Metals 1.9%
Fairmount Minerals, Ltd. Tranche B Term Loan(a)(b)
03/15/17	5.250%	7,645,750	7,650,567
JMC Steel Group, Inc. Term Loan(a)(b)
04/01/17	4.750%	2,227,508	2,221,940
Novelis, Inc.(a)(b)
Term Loan
03/10/17	4.000%	1,979,950	1,972,525

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Metals (continued)
Tranche B2 Term Loan
03/10/17	4.000%	$771,125	$767,994
Walter Energy, Inc. Tranche B Term Loan(a)(b)
04/02/18	4.000%	5,713,748	5,685,179
Total			18,298,205
Non-Captive Diversified –%
Delos Aircraft, Inc. Tranche 2 Term Loan(a)(b)
03/17/16	7.000%	115,385	115,534
Oil Field Services 0.6%
Frac Tech Services(a)(b)
Term Loan
05/06/16	6.250%	5,237,085	5,212,366
Frac Tech Services(a)(b)(c)
Term Loan
05/06/16	6.250%	1,040,824	1,035,911
Total			6,248,277
Other Financial Institutions 1.0%
Asset Acceptance Capital Corp. Tranche B Term Loan(a)(b)
11/14/17	8.750%	1,456,562	1,447,459
Citco III Ltd. Term Loan(a)(b)
06/29/18	5.500%	2,808,800	2,735,069
Drumm Investors LLC(a)(b)
Term Loan
05/04/18	5.000%	1,989,735	1,873,833
Drumm Investors LLC(a)(b)(c)
Term Loan
05/04/18	5.000%	1,000,000	941,750
HarbourVest Partners LP Term Loan(a)(b)
12/19/16	6.250%	978,046	979,268
MIP Delaware LLC Term Loan(a)(b)
07/12/18	5.500%	936,003	937,173
Mercury Payment Systems LLC Term Loan(a)(b)
07/01/17	5.500%	746,250	749,049
Vantiv LLC (fka Fifth Third Processing Solutions LLC) Tranche B Term Loan(a)(b)
03/27/19	2.750%	550,000	549,483
Total			10,213,084

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Industry 2.7%
Allied Security Holdings LLC 1st Lien Term Loan(a)(b)
02/03/17	5.250%	$1,559,250	$1,556,334
Ascend Learning LLC 1st Lien Term Loan(a)(b)
12/06/16	7.004%	992,485	977,240
BarBri, Inc. Term Loan(a)(b)
06/19/17	6.000%	825,000	816,750
Education Management LLC Tranche C Term Loan(a)(b)
06/03/13	2.375%	3,649,231	3,617,300
Laureate Education, Inc. Term Loan(a)(b)
06/15/18	5.250%	6,696,524	6,558,442
Meritas Schools Holdings LLC 1st Lien Term Loan(a)(b)
07/29/17	7.500%	1,353,109	1,339,578
RE/MAX International LLC Term Loan(a)(b)
04/16/16	5.500%	1,194,549	1,185,590
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan(a)(b)
04/01/18	5.000%	3,925,000	3,920,918
SRAM LLC 1st Lien Term Loan(a)(b)
06/07/18	4.751%	2,884,955	2,877,743
Sensus U.S.A., Inc. 1st Lien Term Loan(a)(b)
05/09/17	4.750%	717,750	717,750
SymphonyIRI Group/Holdings, Inc. Term Loan(a)(b)
12/01/17	5.000%	1,488,750	1,486,428
TriMas Co. LLC Tranche B Term Loan(a)(b)
06/21/17	4.250%	1,191,000	1,186,033
Total			26,240,106
Other Utility 0.1%
BRSP LLC Term Loan(a)(b)
06/24/14	7.500%	1,174,665	1,176,627
Packaging 1.9%
BWay Holding Co. Tranche B Term Loan(a)(b)
02/23/18	4.500%	2,789,078	2,783,221

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging (continued)
Berry Plastics Holding Corp. Tranche C Term Loan(a)(b)
04/03/15	2.242%	$4,135,392	$4,033,414
Consolidated Container Co. LLC 1st Lien Term Loan(a)(b)
03/28/14	2.500%	893,296	865,943
ICL Industrial Containers ULC Tranche C Term Loan(a)(b)
02/23/18	4.500%	257,104	256,564
Reynolds Group Holdings, Inc.(a)(b)
Tranche B Term Loan
02/09/18	6.500%	6,781,803	6,847,722
Tranche C Term Loan
08/09/18	6.500%	3,174,351	3,212,856
Sealed Air Corp. Tranche B Term Loan(a)(b)
10/03/18	4.750%	738,750	746,418
Tricorbraun, Inc. Tranche A Term Loan(a)(b)
07/31/13	2.495%	216,227	212,082
Total			18,958,220
Pharmaceuticals 2.4%
Aptalis Pharma, Inc. Term Loan(a)(b)
02/10/17	5.500%	987,500	975,156
Capsugel Holdings U.S., Inc. Term Loan(a)(b)
08/01/18	5.250%	1,459,609	1,470,147
Catalent Pharma Solutions, Inc.(a)(b)
Tranche 1 Term Loan
09/15/16	4.241%	1,974,160	1,951,951
Tranche 2 Term Loan
09/15/17	5.250%	723,188	722,587
Endo Pharmaceuticals Holdings, Inc. Tranche B Term Loan(a)(b)
06/17/18	4.000%	566,464	566,158
Grifols, Inc. Tranche B Term Loan(a)(b)
06/01/17	4.500%	8,216,705	8,204,709
Pharmaceutical Product Development, Inc. Term Loan(a)(b)
12/05/18	6.250%	2,219,437	2,244,761
VWR Funding, Inc. Term Loan(a)(b)
06/30/14	2.741%	1,984,179	1,966,817
Valeant Pharmaceuticals International, Inc. Tranche B Term Loan(a)(b)
02/13/19	3.750%	1,150,000	1,139,593

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Pharmaceuticals (continued)
WC Luxco SARL Tranche B3 Term Loan(a)(b)
03/15/18	4.250%	$933,429	$932,253
Warner Chilcott Co. LLC(a)(b)
Tranche A Term Loan
03/17/16	3.750%	796,000	794,257
Tranche B2 Term Loan
03/15/18	4.250%	678,857	678,002
Warner Chilcott Corp. Tranche B1 Term Loan(a)(b)
03/15/18	4.250%	1,357,714	1,356,004
Total			23,002,395
Property & Casualty 1.5%
Asurion LLC 1st Lien Term Loan(a)(b)
05/24/18	5.500%	8,843,686	8,757,283
HUB International Ltd.(a)(b)
Delayed Draw Term Loan
06/13/14	2.970%	179,764	176,666
Term Loan
06/13/14	2.970%	799,684	785,905
06/13/14	6.750%	2,939,698	2,937,259
USI Holdings Corp.(a)(b)
Tranche B Term Loan
05/05/14	2.750%	492,248	478,505
Tranche C Term Loan
05/05/14	7.000%	1,959,799	1,957,349
Total			15,092,967
Railroads 0.1%
RailAmerica, Inc. Term Loan(a)(b)
03/01/19	4.000%	925,000	923,076
Refining 0.3%
CITGO Petroleum Corp.(a)(b)
Tranche B Term Loan
06/24/15	8.000%	341,071	344,199
Tranche C Term Loan
06/24/17	9.000%	2,259,750	2,304,945
Total			2,649,144
REITs 0.1%
CB Richard Ellis Services, Inc.(a)(b)
Tranche C Term Loan
03/04/18	3.491%	714,600	709,419
Tranche D Term Loan
09/04/19	3.742%	674,900	670,007
Total			1,379,426

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Restaurants 2.0%
Burger King Corp. Tranche B Term Loan(a)(b)
10/19/16	4.500%	$6,499,290	$6,486,746
Dave & Busters, Inc. Term Loan(a)(b)
06/01/16	5.500%	1,965,000	1,955,175
DineEquity, Inc. Tranche B1 Term Loan(a)(b)
10/19/17	4.250%	4,107,729	4,107,236
OSI Restaurant Partners LLC(a)(b)
Term Loan
06/14/13	1.682%	685,117	672,559
06/14/14	2.572%	6,927,391	6,800,413
Total			20,022,129
Retailers 6.1%
99 Cents Only Stores Term Loan(a)(b)
01/11/19	7.750%	1,072,312	1,088,011
Dollar General Corp. Tranche B2 Term Loan(a)(b)
07/07/14	2.992%	1,000,000	1,000,130
FTD Group, Inc. Term Loan(a)(b)
06/11/18	4.750%	2,473,094	2,442,180
General Nutrition Centers, Inc. Tranche B Term Loan(a)(b)
03/02/18	4.250%	7,500,000	7,476,675
Harbor Freight Tools U.S.A., Inc./Central Purchasing LLC Tranche B Term Loan(a)(b)
12/22/17	6.500%	2,713,005	2,730,802
J. Crew Group, Inc.(a)(b)
Term Loan
03/07/18	4.750%	4,962,500	4,869,999
J. Crew Group, Inc.(a)(b)(c)
Term Loan
03/07/18	4.750%	1,000,000	981,360
JRD Holdings, Inc. Term Loan(a)(b)
07/02/14	2.500%	2,172,473	2,173,602
Jo-Ann Stores, Inc. Term Loan(a)(b)
03/16/18	4.750%	3,619,551	3,591,102
Michaels Stores, Inc. Tranche B3 Term Loan(a)(b)
07/31/16	5.073%	3,729,567	3,740,644
Neiman Marcus Group, Inc. (The)(a)(b)
Term Loan
05/16/18	4.750%	3,350,000	3,344,774

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Neiman Marcus Group, Inc. (The)(a)(b)(c)
Term Loan
05/16/18	4.750%	$2,000,000	$1,996,880
PetCo Animal Supplies, Inc. Term Loan(a)(b)
11/24/17	4.500%	5,522,399	5,516,877
Rite Aid Corp.(a)(b)
Tranche 2 Term Loan
06/04/14	2.003%	5,843,406	5,714,852
Tranche 5 Term Loan
03/03/18	4.500%	3,113,918	3,955,716
Rite Aid Corp.(a)(b)(c)
Tranche 5 Term Loan
03/03/18	4.500%	1,000,000	98,550
Savers, Inc.(a)(b)
Term Loan
03/04/17	4.250%	3,258,900	3,247,917
Savers, Inc.(a)(b)(c)
Term Loan
03/04/17	4.250%	464,891	463,325
Travelport LLC(a)(b)
Synthetic Letter of Credit
08/23/13	2.970%	153,677	139,077
Tranche B Term Loan
08/23/13	3.081%	595,025	538,497
08/21/15	5.081%	1,735,688	1,579,719
Yankee Candle Co., Inc. (The) Term Loan(a)(b)
02/06/14	4.250%	2,706,802	2,704,176
Total			59,394,865
Supermarkets 0.7%
Roundy’s Supermarkets, Inc. Tranche B Term Loan(a)(b)
02/13/19	5.750%	1,125,000	1,131,683
Supervalu, Inc. Tranche B3 Term Loan(a)(b)
04/30/18	4.500%	5,469,750	5,464,608
Total			6,596,291
Technology 12.5%
Aeroflex, Inc.(a)(b)
Tranche B Term Loan
05/09/18	4.250%	1,584,353	1,564,549
Aeroflex, Inc.(a)(b)(c)
Tranche B Term Loan
05/09/18	4.250%	1,500,000	1,481,250
Applied Systems, Inc. 1st Lien Term Loan(a)(b)
12/08/16	5.527%	1,777,500	1,771,581
Aspect Software, Inc. Tranche B Term Loan(a)(b)
05/07/16	6.250%	4,922,304	4,922,304

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
CCC Information Services Group, Inc. Term Loan(a)(b)
11/11/15	5.500%	$1,638,697	$1,637,682
Commscope, Inc. Tranche 1 Term Loan(a)(b)
01/14/18	4.250%	6,071,194	6,055,044
Dealer Computer Services, Inc. Tranche B Term Loan(a)(b)
04/21/18	3.750%	2,182,464	2,177,008
EIG Investors Corp. Term Loan(a)(b)
12/22/17	7.750%	2,967,563	2,967,563
Edwards (Cayman Islands II) Ltd. 1st Lien Term Loan(a)(b)
05/31/16	5.500%	2,231,850	2,210,937
Epicor Software Corp.(a)(b)
Tranche B Term Loan
05/16/18	5.000%	1,994,975	1,976,521
Epicor Software Corp.(a)(b)(c)
Tranche B Term Loan
05/16/18	5.000%	1,500,000	1,486,125
Fidelity National Information Services, Inc. Tranche B Term Loan(a)(b)
07/18/16	4.250%	318,007	318,802
First Data Corp.(a)(b)
Term Loan
03/23/18	4.242%	1,641,285	1,494,390
Tranche B1 Term Loan
09/24/14	0.000%	1,000,000	962,500
Tranche B2 Term Loan
09/24/14	0.000%	1,990,617	1,915,969
Tranche B3 Term Loan
09/24/14	0.000%	1,000,000	962,500
Freescale Semiconductor, Inc. Tranche B1 Term Loan(a)(b)
12/01/16	4.494%	4,935,706	4,796,272
Go Daddy Operating Co. LLC(a)(b)
Tranche B1 Term Loan
12/17/18	5.500%	1,666,625	1,666,625
Go Daddy Operating Co. LLC(a)(b)(c)
Tranche B1 Term Loan
12/17/18	5.500%	500,000	500,000
Greeneden U.S. Holdings II LLC Term Loan(a)(b)
01/31/19	0.000%	725,000	729,531
Infor Enterprise Solutions Holdings, Inc.(a)(b)
1st Lien Delayed Draw Term Loan
07/28/15	5.970%	2,053,482	2,040,648
1st Lien Term Loan
07/28/15	5.970%	3,866,530	3,842,364
Infor Global Solutions Intermediate Holdings Ltd.(a)(b)
Tranche B2 Term Loan
07/28/15	7.250%	998,473	993,481

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Infor Global Solutions Intermediate Holdings Ltd.(a)(b)(c)
Tranche B2 Term Loan
07/28/15	7.250%	$1,000,000	$995,000
Interactive Data Corp. Tranche B Term Loan(a)(b)
02/11/18	4.500%	1,916,109	1,912,525
Kronos, Inc.(a)(b)
Tranche B1 2nd Lien Term Loan
06/11/18	10.470%	1,000,000	1,012,500
Tranche C Term Loan
12/28/17	6.250%	947,625	953,150
MSCI, Inc. Tranche B1 Term Loan(a)(b)
03/14/17	3.500%	3,625,158	3,619,974
Microsemi Corp. Term Loan(a)(b)
02/02/18	4.000%	1,791,067	1,786,589
NDS Finance Ltd. Tranche B Term Loan(a)(b)
03/12/18	4.000%	1,932,987	1,930,571
NXP BV/Funding LLC(a)(b)
Tranche A1 Term Loan
03/03/17	4.500%	4,306,500	4,214,987
Tranche A2 Term Loan
03/03/17	5.500%	3,159,125	3,149,269
Tranche B Term Loan
03/19/19	5.250%	1,850,000	1,831,500
Novell, Inc. 1st Lien Term Loan(a)(b)
04/27/17	6.500%	3,354,000	3,326,766
Orbitz Worldwide, Inc. Term Loan(a)(b)
07/25/14	3.316%	1,788,663	1,691,414
Rocket Software, Inc. 1st Lien Term Loan(a)(b)
02/08/18	7.000%	498,750	498,336
Rovi Solutions Corp./Guides, Inc. Tranche B2 Term Loan(a)(b)
03/29/19	3.468%	1,000,000	999,170
SSI Investments II Ltd.(a)(b)
Term Loan
05/26/17	6.500%	489,194	488,827
Tranche C Term Loan
05/26/17	6.500%	298,500	298,276
Semtech Corp. Tranche B Term Loan(a)(b)
03/20/17	4.250%	500,000	498,750
Sensata Technology BV/Finance Co. LLC Term Loan(a)(b)
05/12/18	4.000%	4,838,437	4,833,889
Serena Software, Inc.(a)(b)
Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
03/10/16	4.475%	$425,000	$417,031
Serena Software, Inc.(a)(b)(c)
Term Loan
03/10/16	4.475%	2,200,000	2,128,500
Shield Finance Co. SARL Tranche B Term Loan(a)(b)
06/15/16	7.752%	758,000	761,790
Ship Luxco 3 SARL Tranche B2A Term Loan(a)(b)
11/30/17	5.250%	2,000,000	1,996,260
Sitel LLC Tranche A Term Loan(a)(b)
01/30/17	7.331%	2,377,759	2,260,369
Softlayer Technologies, Inc. Tranche B Term Loan(a)(b)
11/09/16	7.250%	567,813	568,761
Spansion LLC Term Loan(a)(b)
02/09/15	4.750%	3,409,107	3,399,153
SunGard Data Systems, Inc.(a)(b)
Tranche B Term Loan
02/28/16	3.975%	6,604,830	6,604,764
Tranche C Term Loan
02/28/17	3.994%	884,637	885,362
Sunquest Information Systems, Inc. 1st Lien Term Loan(a)(b)
12/16/16	6.250%	719,562	717,764
Syniverse Holdings, Inc. Term Loan(a)(b)
12/21/17	5.250%	1,982,481	1,987,437
Trans Union LLC Term Loan(a)(b)
02/10/18	4.750%	6,939,950	6,991,999
TriZetto Group, Inc. Term Loan(a)(b)
05/02/18	4.750%	3,573,000	3,564,068
Verifone, Inc. Tranche B Term Loan(a)(b)
12/28/18	4.250%	573,563	573,132
Vertafore, Inc. 1st Lien Term Loan(a)(b)
07/29/16	5.250%	1,802,221	1,788,704
Web.com Group, Inc. 1st Lien Term Loan(a)(b)
10/27/17	7.000%	2,897,579	2,864,982
iPayment, Inc. Term Loan(a)(b)
05/08/17	5.750%	1,982,914	1,974,506
Total			121,999,721

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Textile 0.2%
PVH Corp. Tranche B Term Loan(a)(b)
05/06/16	3.500%	$1,483,863	$1,484,471
Warnaco Group, Inc. (The) Tranche B Term Loan(a)(b)
06/17/18	3.750%	570,687	567,121
Total			2,051,592
Transportation Services 0.5%
Evergreen International Aviation, Inc. 1st Lien Term Loan(a)(b)
06/30/15	11.500%	952,105	790,247
Hertz Corp. (The) Tranche B Term Loan(a)(b)
03/11/18	3.750%	3,687,750	3,673,921
Total			4,464,168
Wireless 1.9%
Crown Castle Operating Co.(a)(b)
Tranche B Term Loan
01/31/19	4.000%	1,995,000	1,986,402
Crown Castle Operating Co.(a)(b)(c)
Tranche B Term Loan
01/31/19	4.000%	3,500,000	3,484,915
MetroPCS Wireless, Inc. Tranche B3 Term Loan(a)(b)
03/19/18	4.000%	6,503,812	6,433,896
SBA Senior Finance II LLC Term Loan(a)(b)
06/30/18	3.750%	1,066,937	1,060,493

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wireless (continued)
Telesat Canada Tranche B Term Loan(a)(b)(c)
03/28/19	4.750%	$4,650,000	$4,641,304
Towerco Finance LLC Term Loan(a)(b)
02/02/17	5.250%	669,938	670,775
Total			18,277,785
Wirelines 0.7%
Alaska Communications Systems Holdings, Inc. Term Loan(a)(b)
10/21/16	5.500%	1,555,313	1,441,261
Neustar, Inc. Term Loan(a)(b)
11/08/18	5.000%	1,069,625	1,074,085
Windstream Corp. Tranche B2 Term Loan(a)(b)
12/17/15	3.247%	3,919,598	3,911,916
Total			6,427,262
Total Senior Loans (Cost: $924,523,069)			$927,947,475

		Shares	Value

Money Market Funds 7.4%
Columbia Short-Term Cash Fund, 0.161%(d)(e)		72,125,520	$72,125,520
Total Money Market Funds (Cost: $72,125,520)			$72,125,520
Total Investments (Cost: $996,648,589)(f)			$1,000,072,995(g)
Other Assets & Liabilities, Net			(23,310,001)
Net Assets			$976,762,994

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2012.
(b)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2012.

(e)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$27,927,273	$93,085,297	$(48,887,050)	$—	$72,125,520	$18,062	$72,125,520

(f)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $996,649,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,008,000
Unrealized Depreciation	(5,584,000)
Net Unrealized Appreciation	$3,424,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Senior Loans
Senior Loans
Aerospace & Defense	$—	$10,569,564	$6,466,034	$17,035,598
Chemicals	—	40,219,388	3,815,647	44,035,035
Consumer Products	—	22,538,035	1,748,404	24,286,439
Diversified Manufacturing	—	22,557,466	1,877,659	24,435,125
Electric	—	19,382,802	495,560	19,878,362
Entertainment	—	39,053,462	1,650,166	40,703,628
Food and Beverage	—	55,042,897	7,348,714	62,391,611
Gas Distributors	—	4,064,469	3,860,927	7,925,396
Health Care	—	104,063,603	7,790,004	111,853,607
Independent Energy	—	3,796,360	646,750	4,443,110
Other Financial Institutions	—	8,763,804	1,449,280	10,213,084
Other Industry	—	22,022,785	4,217,321	26,240,106
Packaging	—	18,746,138	212,082	18,958,220
Retailers	—	57,221,263	2,173,602	59,394,865
Technology	—	119,307,360	2,692,361	121,999,721
All Other Industries	—	334,153,568	—	334,153,568
Total Senior Loans	—	881,502,964	46,444,511	927,947,475
Other
Money Market Funds	72,125,520	—	—	72,125,520
Total Other	72,125,520	—	—	72,125,520
Total	$72,125,520	$881,502,964	$46,444,511	$1,000,072,995

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Senior Loans

Balance as of December 31, 2011	$51,135,797
Accrued discounts/premiums	56,908
Realized gain (loss)	90,447
Change in unrealized appreciation (depreciation)*	948,612
Sales	(7,792,687)
Purchases	2,005,434
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2012	$46,444,511

*Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2012 was $750,527.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Senior Loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.3%

CONSUMER DISCRETIONARY 14.1%

Auto Components 1.9%

Lear Corp.	237,579	$11,045,048
TRW Automotive Holdings Corp.(a)	145,105	6,740,127
Total		17,785,175
Hotels, Restaurants & Leisure 1.8%
MGM Resorts International(a)	725,669	9,883,612
Starwood Hotels & Resorts Worldwide, Inc.	130,050	7,336,121
Total		17,219,733

Household Durables 1.3%
NVR, Inc.(a)	7,858	5,707,501
Tempur-Pedic International, Inc.(a)	84,584	7,141,427
Total		12,848,928

Internet & Catalog Retail 1.6%
Liberty Interactive Corp., Class A(a)	797,391	15,222,194
Media 2.6%
Liberty Global, Inc., Class A(a)	171,880	8,607,750
Scripps Networks Interactive, Inc., Class A	346,589	16,875,419
Total		25,483,169

Multiline Retail 1.6%
Macy’s, Inc.	379,751	15,087,507
Specialty Retail 1.9%
PetSmart, Inc.	123,719	7,079,201
Ross Stores, Inc.	112,500	6,536,250
Urban Outfitters, Inc.(a)(b)	172,954	5,034,691
Total		18,650,142

Textiles, Apparel & Luxury Goods 1.4%
PVH Corp.	153,422	13,705,187
TOTAL CONSUMER DISCRETIONARY		136,002,035
CONSUMER STAPLES 5.9%

Beverages 0.7%

Coca-Cola Enterprises, Inc.	243,108	6,952,889

Food Products 4.6%

Bunge Ltd.	151,046	10,337,588
Corn Products International, Inc.	95,996	5,534,169
JM Smucker Co. (The)	261,443	21,271,003

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Food Products (continued)

Sara Lee Corp.	306,578	$6,600,624
Total		43,743,384
Household Products 0.6%

Energizer Holdings, Inc.(a)	79,590	5,903,986

TOTAL CONSUMER STAPLES		56,600,259

ENERGY 5.0%

Energy Equipment & Services 0.9%

Key Energy Services, Inc.(a)	540,317	8,347,898

Oil, Gas & Consumable Fuels 4.1%

Energen Corp.	189,420	9,309,993
Pioneer Natural Resources Co.	137,091	15,297,985
Sunoco, Inc.	238,939	9,115,523
Whiting Petroleum Corp.(a)(b)	115,671	6,280,935
Total		40,004,436
TOTAL ENERGY		48,352,334

FINANCIALS 28.1%

Capital Markets 2.4%

Affiliated Managers Group, Inc.(a)	43,873	4,905,440
Invesco Ltd.	591,049	15,763,277
Raymond James Financial, Inc.	67,911	2,480,789
Total		23,149,506

Commercial Banks 2.7%
First Republic Bank(a)	176,447	5,812,164
M&T Bank Corp.	123,539	10,733,068
SunTrust Banks, Inc.	400,600	9,682,502
Total		26,227,734

Consumer Finance 2.9%
Discover Financial Services	428,425	14,283,690
SLM Corp.	841,845	13,267,477
Total		27,551,167

Diversified Financial Services 1.0%
NASDAQ OMX Group, Inc. (The)(a)	365,625	9,469,688

Insurance 9.8%

Everest Re Group Ltd.	184,800	17,097,696
Hartford Financial Services Group, Inc.(b)	337,349	7,111,317
Lincoln National Corp.(b)	326,265	8,600,345

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (continued)

Marsh & McLennan Companies, Inc.	151,119	$4,955,192
PartnerRe Ltd.	118,335	8,033,763
Principal Financial Group, Inc.	595,820	17,582,648
Willis Group Holdings PLC	262,816	9,193,304
WR Berkley Corp.	318,571	11,506,785
XL Group PLC	497,050	10,781,014
Total		94,862,064

Real Estate Investment Trusts (REITs) 9.3%
Alexandria Real Estate Equities, Inc.	134,883	9,863,994
AvalonBay Communities, Inc.	93,254	13,181,453
Camden Property Trust(b)	98,903	6,502,872
Douglas Emmett, Inc.(b)	277,537	6,330,619
Essex Property Trust, Inc.	23,965	3,630,937
Host Hotels & Resorts, Inc.	851,526	13,982,057
Kimco Realty Corp.	500,875	9,646,852
Liberty Property Trust	304,707	10,884,134
MFA Financial, Inc.	1,132,272	8,458,072
Tanger Factory Outlet Centers	252,668	7,511,820
Total		89,992,810
TOTAL FINANCIALS		271,252,969
HEALTH CARE 6.5%

Health Care Equipment & Supplies 2.2%

Boston Scientific Corp.(a)	1,994,761	11,928,671
Hologic, Inc.(a)	414,927	8,941,677
Total		20,870,348

Health Care Providers & Services 1.3%
Aetna, Inc.	247,662	12,422,726

Life Sciences Tools & Services 1.2%

Life Technologies Corp.(a)	246,209	12,019,923

Pharmaceuticals 1.8%

Mylan, Inc.(a)	310,785	7,287,908
Warner Chilcott PLC, Class A(a)	617,670	10,383,033
Total		17,670,941
TOTAL HEALTH CARE		62,983,938
INDUSTRIALS 10.2%

Aerospace & Defense 3.1%

BE Aerospace, Inc.(a)	197,766	9,190,186
Spirit Aerosystems Holdings, Inc., Class A(a)	403,844	9,878,024

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Aerospace & Defense (continued)
Textron, Inc.	396,679	$11,039,577
Total		30,107,787

Building Products 0.7%
Lennox International, Inc.	174,147	7,018,124

Commercial Services & Supplies 1.0%

Republic Services, Inc.	299,563	9,154,645

Construction & Engineering 0.3%

Chicago Bridge & Iron Co. NV	54,365	2,348,024

Electrical Equipment 1.6%

Cooper Industries PLC	143,265	9,161,797
Rockwell Automation, Inc.	83,783	6,677,505
Total		15,839,302

Machinery 3.5%
Dover Corp.	128,824	8,108,183
Eaton Corp.	188,773	9,406,559
Gardner Denver, Inc.	67,341	4,243,830
Parker Hannifin Corp.	75,541	6,386,991
Pentair, Inc.(b)	124,167	5,911,591
Total		34,057,154
TOTAL INDUSTRIALS		98,525,036
INFORMATION TECHNOLOGY 9.0%

Communications Equipment 1.4%

Juniper Networks, Inc.(a)	216,742	4,959,057
Polycom, Inc.(a)	440,672	8,403,615
Total		13,362,672

Computers & Peripherals 0.8%
NetApp, Inc.(a)	163,551	7,322,178

Electronic Equipment, Instruments & Components 1.7%

Amphenol Corp., Class A	276,295	16,514,152

IT Services 0.6%

Paychex, Inc.(b)	182,002	5,640,242

Semiconductors & Semiconductor Equipment 2.9%

Cavium, Inc.(a)	120,958	3,742,441
Lam Research Corp.(a)(b)	141,289	6,304,315
Maxim Integrated Products, Inc.	272,565	7,792,633

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment (continued)

Xilinx, Inc.	278,225	$10,135,737
Total		27,975,126

Software 1.6%

Adobe Systems, Inc.(a)	189,283	6,494,300
Electronic Arts, Inc.(a)	249,773	4,116,259
QLIK Technologies, Inc.(a)(b)	162,677	5,205,664
Total		15,816,223
TOTAL INFORMATION TECHNOLOGY		86,630,593

MATERIALS 3.4%

Chemicals 1.5%

Albemarle Corp.(b)	123,655	7,904,028
Chemtura Corp.(a)	182,216	3,094,028
Cytec Industries, Inc.	53,450	3,249,225
Total		14,247,281

Containers & Packaging 0.5%

Ball Corp.(b)	40,632	1,742,300
Crown Holdings, Inc.(a)	82,007	3,020,318
Total		4,762,618

Metals & Mining 1.4%

Cliffs Natural Resources, Inc.	73,991	5,124,616
Reliance Steel & Aluminum Co.	148,977	8,414,221
Total		13,538,837
TOTAL MATERIALS		32,548,736

TELECOMMUNICATION SERVICES 0.7%

Wireless Telecommunication Services 0.7%

Sprint Nextel Corp.(a)	2,322,231	6,618,358

TOTAL TELECOMMUNICATION SERVICES		6,618,358

UTILITIES 12.4%

Electric Utilities 5.9%

Edison International	236,653	10,060,119
Great Plains Energy, Inc.	163,470	3,313,537
Northeast Utilities	195,309	7,249,870
NV Energy, Inc.	657,408	10,597,417
Pinnacle West Capital Corp.	193,919	9,288,720
PPL Corp.(b)	588,480	16,630,445
Total		57,140,108

Gas Utilities 0.5%

Questar Corp.	150,186	2,892,582

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)

Gas Utilities (continued)

UGI Corp.	83,999	$2,288,973
Total		5,181,555

Independent Power Producers & Energy Traders 0.5%

AES Corp. (The)(a)	219,767	2,872,355
GenOn Energy, Inc.(a)	963,720	2,004,537
Total		4,876,892

Multi-Utilities 5.5%
CMS Energy Corp.(b)	175,861	3,868,942
OGE Energy Corp.	42,115	2,253,153
SCANA Corp.(b)	296,470	13,521,997
Sempra Energy	224,077	13,435,657
Xcel Energy, Inc.	751,411	19,889,849
Total		52,969,598
TOTAL UTILITIES		120,168,153

Total Common Stocks (Cost: $803,117,756)		$919,682,411

	Shares	Value

Exchange-Traded Funds 2.0%

iShares Russell Midcap Value Index Fund	402,000	$19,348,260

Total Exchange-Traded Funds (Cost: $19,317,905)		$19,348,260

Issuer	Shares	Value

Limited Partnerships 0.4%

FINANCIALS 0.4%

Capital Markets 0.4%

Lazard Ltd., Class A(b)(c)	141,833	$4,050,751

TOTAL FINANCIALS		4,050,751

Total Limited Partnerships (Cost: $4,349,396)		$4,050,751

	Shares	Value

Money Market Funds 4.2%

Columbia Short-Term Cash Fund, 0.161%(d)(e)	40,562,565	$40,562,565

Total Money Market Funds (Cost: $40,562,565)		$40,562,565

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.1%

Asset-Backed Commercial Paper 0.2%

Kells Funding LLC
04/02/12	0.450%	$1,998,500	$1,998,500
Total			1,998,500

Certificates of Deposit 1.8%

Australia and New Zealand Bank Group, Ltd.
05/09/12	0.500%	3,000,000	3,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	1,997,805	1,997,805
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	3,000,000	3,000,000
Norinchukin Bank
05/21/12	0.470%	3,000,000	3,000,000
Skandinaviska Enskilda Banken
04/16/12	0.360%	3,000,000	3,000,000
Westpac Banking Corp.
04/02/12	0.250%	3,000,000	3,000,000
Total			16,997,805

Commercial Paper 0.4%

Manhattan Asset Funding Co. LLC
04/05/12	0.200%	999,844	999,844

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (continued)

Suncorp Metway Ltd.
04/10/12	0.480%	$2,997,560	$2,997,560
Total			3,997,404

Repurchase Agreements 2.7%

Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,108(f)
	0.260%	5,000,000	5,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(f)
	0.270%	5,000,000	5,000,000
Royal Bank of Canada dated 03/30/12, matures 04/02/12, repurchase price $5,000,075(f)
	0.180%	5,000,000	5,000,000
UBS Securities LLC dated 03/30/12, matures 04/02/12, repurchase price $11,075,505(f)
	0.180%	11,075,338	11,075,338
Total			26,075,338

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $49,069,047)			$49,069,047

Total Investments
(Cost: $916,416,669)			$1,032,713,034(g)
Other Assets & Liabilities, Net			(67,699,123)

Net Assets			$965,013,911

Notes to Portfolio of Investments

(a)           Non-income producing.

(b)           At March 31, 2012, security was partially or fully on loan.

(c)           At March 31, 2012, there was no capital committed to the LLC or LP for future investment.

(d)           The rate shown is the seven-day current annualized yield at March 31, 2012.

(e)           Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$34,281,168	$55,752,820	$(49,471,423)	$—	$40,562,565	$11,392	$40,562,565

(f)                                    The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$861,188
Fannie Mae REMICS	1,480,776
Freddie Mac Gold Pool	180,129
Freddie Mac REMICS	1,777,679
Government National Mortgage Association	207,600
United States Treasury Inflation Indexed Bonds	186,044
United States Treasury Note/Bond	406,695
Total Market Value of Collateral Securities	$5,100,111

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$6,376
Fannie Mae Pool	1,394,007
Fannie Mae REMICS	238,011
Fannie Mae-Aces	6,753
Federal Farm Credit Bank	203,073
Federal Home Loan Banks	102,197
Federal Home Loan Mortgage Corp	153,519
Federal National Mortgage Association	177,266
Freddie Mac Coupon Strips	11,549
Freddie Mac Gold Pool	463,542
Freddie Mac Non Gold Pool	104,350
Freddie Mac Reference REMIC	15
Freddie Mac REMICS	386,122
Ginnie Mae I Pool	471,803
Ginnie Mae II Pool	707,404
Government National Mortgage Association	315,987
United States Treasury Bill	73,942
United States Treasury Inflation Indexed Bonds	13,990
United States Treasury Note/Bond	258,941
United States Treasury Strip Coupon	11,153
Total Market Value of Collateral Securities	$5,100,000

Royal Bank of Canada (0.180%)

Security Description	Value
Fannie Mae Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000

UBS Securities LLC (0.180%)

Security Description	Value
Ginnie Mae I Pool	$2,192,536
Ginnie Mae II Pool	9,104,309
Total Market Value of Collateral Securities	$11,296,845

(g)           Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the

Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$136,002,035	$—	$—	$136,002,035
Consumer Staples	56,600,259	—	—	56,600,259
Energy	48,352,334	—	—	48,352,334
Financials	271,252,969	—	—	271,252,969
Health Care	62,983,938	—	—	62,983,938
Industrials	98,525,036	—	—	98,525,036
Information Technology	86,630,593	—	—	86,630,593
Materials	32,548,736	—	—	32,548,736
Telecommunication Services	6,618,358	—	—	6,618,358
Utilities	120,168,153	—	—	120,168,153
Exchange-Traded Funds	19,348,260	—	—	19,348,260
Total Equity Securities	939,030,671	—	—	939,030,671
Other
Limited Partnerships	4,050,751	—	—	4,050,751
Money Market Funds	40,562,565	—	—	40,562,565
Investments of Cash Collateral Received for Securities on Loan	—	49,069,047	—	49,069,047
Total Other	44,613,316	49,069,047	—	93,682,363
Total	$983,643,987	$49,069,047	$—	$1,032,713,034

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Invesco International Growth Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 89.7%

AUSTRALIA 5.8%

BHP Billiton Ltd.(a)	691,854	$24,941,094
Brambles Ltd.	4,002,699	29,449,467
CSL Ltd.(a)	798,682	29,741,575
WorleyParsons Ltd.(a)	1,014,774	30,065,513
Total		114,197,649

BELGIUM 2.0%

Anheuser-Busch InBev NV	550,349	40,208,535

BRAZIL 2.1%

Banco Bradesco SA, ADR(a)	1,790,798	31,338,965
Petroleo Brasileiro SA, ADR	415,959	10,631,912
Total		41,970,877

CANADA 7.2%

Agrium, Inc.	200,675	17,320,277
Canadian National Railway Co.	196,505	15,616,774
Canadian Natural Resources Ltd.	384,858	12,755,933
Cenovus Energy, Inc.(a)	486,952	17,526,269
CGI Group, Inc., Class A(b)	714,369	15,921,021
Fairfax Financial Holdings Ltd.	44,171	17,828,265
Potash Corp. of Saskatchewan, Inc.	330,165	15,074,153
Suncor Energy, Inc.	912,115	29,801,823
Total		141,844,515

CHINA 1.2%

Industrial & Commercial Bank of China, Class H	35,201,000	22,707,543

DENMARK 1.3%

Novo Nordisk A/S, Class B(a)	188,721	26,129,039

FRANCE 7.1%

BNP Paribas SA	332,475	15,774,730
Cap Gemini SA	393,864	17,628,943
Cie Generale des Etablissements Michelin	159,025	11,841,074
Danone	344,028	23,996,810
Eutelsat Communications SA	299,224	11,062,358
L’Oreal SA	106,238	13,104,870
Publicis Groupe SA	391,718	21,594,816
Schneider Electric SA	192,161	12,555,405
Total SA	228,381	11,647,585
Total		139,206,591

GERMANY 4.3%

Adidas AG	383,183	29,916,928

Issuer	Shares	Value

Common Stocks (continued)

GERMANY (CONTINUED)

Fresenius Medical Care AG & Co. KGaA	305,094	$21,622,866
SAP AG	485,291	33,889,090
Total		85,428,884

HONG KONG 2.2%

China Mobile Ltd.	2,032,000	22,375,526
Hutchison Whampoa Ltd.	2,018,000	20,179,988
Total		42,555,514

IRELAND 1.2%

WPP PLC	1,666,380	22,775,641

ISRAEL 1.7%

Teva Pharmaceutical Industries Ltd., ADR	749,695	33,781,257

JAPAN 9.1%

Canon, Inc.	693,400	33,169,531
Denso Corp.	705,400	23,834,691
FANUC CORP.	105,700	18,932,474
Keyence Corp.(a)	88,660	20,990,455
Komatsu Ltd.(a)	443,300	12,746,858
Nidec Corp.(a)	173,700	15,880,512
Toyota Motor Corp.	558,400	24,297,160
Yamada Denki Co., Ltd.(a)	473,270	29,723,991
Total		179,575,672

JERSEY 0.9%

Informa PLC	2,512,546	17,743,089

MEXICO 3.2%

America Movil SAB de CV, Class L, ADR(a)	954,625	23,703,339
Fomento Economico Mexicano SAB de CV, ADR(a)	269,506	22,172,259
Grupo Televisa SAB, ADR	768,590	16,201,877
Total		62,077,475

NETHERLANDS 2.3%

Koninklijke Ahold NV	1,076,292	14,914,328
Unilever NV-CVA	689,233	23,454,149
VimpelCom Ltd., ADR(a)	551,174	6,151,102
Total		44,519,579

Issuer	Shares	Value

Common Stocks (continued)

RUSSIAN FEDERATION 0.7%

Gazprom OAO, ADR	1,131,874	$13,808,863

SINGAPORE 2.6%

Keppel Corp., Ltd.	3,163,700	27,650,064
United Overseas Bank Ltd.	1,564,000	22,840,638
Total		50,490,702

SOUTH KOREA 2.5%

Hyundai Mobis	82,433	20,922,958
NHN Corp.	120,918	27,753,011
Total		48,675,969

SPAIN 0.9%

Amadeus IT Holding SA, Class A	955,391	18,029,996

SWEDEN 2.9%

Investment AB Kinnevik, Class B	434,940	10,117,788
Swedbank AB, Class A	1,181,310	18,355,855
Telefonaktiebolaget LM Ericsson, Class B	1,542,186	15,979,451
Volvo AB B Shares	832,871	12,135,912
Total		56,589,006

SWITZERLAND 7.6%

ABB Ltd.(b)	934,349	19,169,318
Julius Baer Group Ltd.(b)	471,689	19,041,040
Nestlé SA, Registered Shares	480,895	30,259,041
Novartis AG, Registered Shares	517,656	28,649,711
Roche Holding AG, Genusschein Shares	138,147	24,042,200
Syngenta AG(b)	83,843	28,987,925
Total		150,149,235

TAIWAN 1.4%

Taiwan Semiconductor Manufacturing Co., Ltd.	9,341,000	26,855,152

TURKEY 0.7%

Akbank TAS	3,445,567	13,532,497

UNITED KINGDOM 18.8%

BG Group PLC	1,413,387	32,735,137
British American Tobacco PLC	600,081	30,239,448
British Sky Broadcasting Group PLC	1,468,545	15,878,828
Centrica PLC	3,494,042	17,682,721
Compass Group PLC	4,198,034	44,015,248
GlaxoSmithKline PLC	631,192	14,098,955

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)

Imperial Tobacco Group PLC	975,345	$39,547,654
International Power PLC	2,361,474	15,297,579
Kingfisher PLC	5,274,636	25,875,621
Next PLC	525,927	25,093,615
Reed Elsevier PLC	4,052,758	35,977,266
Royal Dutch Shell PLC, Class B	701,418	24,676,603
Shire PLC	388,384	12,548,656
Smith & Nephew PLC	1,677,694	16,999,802
Tesco PLC	1,476,879	7,795,489
Vodafone Group PLC	3,529,893	9,722,528
Total		368,185,150

Total Common Stocks (Cost: $1,520,938,060)		$1,761,038,430

Preferred Stocks 1.0%

GERMANY 1.0%

Volkswagen AG	115,441	$20,300,104

Total Preferred Stocks (Cost: $20,926,152)		$20,300,104

	Shares	Value

Money Market Funds 9.0%

Columbia Short-Term Cash Fund, 0.161%(c)(d)	177,180,840	$177,180,840

Total Money Market Funds (Cost: $177,180,840)		$177,180,840

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 6.9%

Asset-Backed Commercial Paper 1.0%

Antalis US Funding Corp.
04/05/12	0.310%	4,999,698	$4,999,698
Atlantic Asset Securitization LLC
04/05/12	0.300%	4,999,708	4,999,708
LMA Americas LLC
04/03/12	0.310%	4,999,699	4,999,699
Rheingold Securitization
04/30/12	0.600%	4,997,417	4,997,417
Total			19,996,522

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit 1.7%

ABN AMRO Bank N.V.
06/21/12	0.400%	$2,996,936	$2,996,936
Barclays Bank PLC
04/18/12	0.600%	4,000,000	4,000,000
DZ Bank AG
04/16/12	0.220%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
04/26/12	0.300%	2,000,000	2,000,000
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	2,000,000	2,000,000
N.V. Bank Nederlandse Gemeenten
04/10/12	0.335%	5,000,000	5,000,000
Natixis
04/03/12	0.260%	5,000,000	5,000,000
Norinchukin Bank
05/21/12	0.470%	2,000,000	2,000,000
United Overseas Bank Ltd.
04/16/12	0.230%	5,000,000	5,000,000
Total			32,996,936

Commercial Paper 1.3%

Manhattan Asset Funding Co. LLC
04/05/12	0.200%	4,999,222	4,999,222
Skandinaviska Enskilda Banken AB
05/14/12	0.350%	4,997,083	4,997,083
Societe Generale
04/03/12	0.300%	4,999,709	4,999,709
Suncorp Metway Ltd.
05/21/12	0.480%	4,995,800	4,995,800

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (continued)

Swedish National Housing Finance Corp. (SBAB)
04/19/12	0.295%	$4,998,566	$4,998,566
Total			24,990,380

Repurchase Agreements 2.9%

Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,150(e)
	0.180%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,225(e)
	0.270%	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $15,000,325(e)
	0.260%	15,000,000	15,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $5,000,083(e)
	0.200%	5,000,000	5,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $10,500,236(e)
	0.270%	10,500,000	10,500,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $6,057,395(e)
	0.200%	6,057,294	6,057,294
Total			56,557,294

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $134,541,132)			$134,541,132

Total Investments
(Cost: $1,853,586,184)(f)			$2,093,060,506(g)
Other Assets & Liabilities, Net			(130,439,546)

Net Assets			$1,962,620,960

Notes to Portfolio of Investments

(a)                                  At March 31, 2012, security was partially or fully on loan.

(b)                                  Non-income producing.

(c)                                  The rate shown is the seven-day current annualized yield at March 31, 2012.

(d)                                  Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$162,648,841	$114,914,319	$(100,382,320)	$—	$177,180,840	$66,734	$177,180,840

(e)                                  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$2,883,323
Fannie Mae-Aces	318,109
Freddie Mac REMICS	2,769,436
Ginnie Mae II Pool	270,163
Government National Mortgage Association	3,958,969
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$98,573
Government National Mortgage Association	737,676
United States Treasury Note/Bond	9,363,751
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$2,583,562
Fannie Mae REMICS	4,442,329
Freddie Mac Gold Pool	540,386
Freddie Mac REMICS	5,333,038
Government National Mortgage Association	622,799
United States Treasury Inflation Indexed Bonds	558,131
United States Treasury Note/Bond	1,220,086
Total Market Value of Collateral Securities	$15,300,331

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$2,856,796
Freddie Mac Gold Pool	2,243,204
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$13,390
Fannie Mae Pool	2,927,415
Fannie Mae REMICS	499,823
Fannie Mae-Aces	14,182
Federal Farm Credit Bank	426,454
Federal Home Loan Banks	214,614
Federal Home Loan Mortgage Corp	322,390
Federal National Mortgage Association	372,259
Freddie Mac Coupon Strips	24,252
Freddie Mac Gold Pool	973,438
Freddie Mac Non Gold Pool	219,135
Freddie Mac Reference REMIC	32
Freddie Mac REMICS	810,855
Ginnie Mae I Pool	990,787
Ginnie Mae II Pool	1,485,549
Government National Mortgage Association	663,572
United States Treasury Bill	155,278
United States Treasury Inflation Indexed Bonds	29,378
United States Treasury Note/Bond	543,776
United States Treasury Strip Coupon	23,421
Total Market Value of Collateral Securities	$10,710,000

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$6,178,477
Total Market Value of Collateral Securities	$6,178,477

(f)                                    At March 31, 2012, the cost of securities for federal income tax purposes was approximately $1,853,586,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$274,875,000
Unrealized Depreciation	(35,400,000)
Net Unrealized Appreciation	$239,475,000

(g)                                  Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                          American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$16,201,877	$360,553,283	$—	$376,755,160
Consumer Staples	22,172,259	223,520,324	—	245,692,583
Energy	70,715,936	112,933,701	—	183,649,637
Financials	49,167,230	122,370,093	—	171,537,323
Health Care	33,781,257	173,832,804	—	207,614,061
Industrials	15,616,774	168,699,997	—	184,316,771
Information Technology	15,921,021	194,295,629	—	210,216,650
Materials	32,394,431	53,929,019	—	86,323,450
Telecommunication Services	29,854,441	32,098,054	—	61,952,495
Utilities	—	32,980,300	—	32,980,300
Preferred Stocks
Consumer Discretionary	—	20,300,104	—	20,300,104
Total Equity Securities	285,825,226	1,495,513,308	—	1,781,338,534
Other
Money Market Funds	177,180,840	—	—	177,180,840
Investments of Cash Collateral Received for Securities on Loan	—	134,541,132	—	134,541,132
Total Other	177,180,840	134,541,132	—	311,721,972
Total	$463,006,066	$1,630,054,440	$—	$2,093,060,506

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – J.P. Morgan Core Bond Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 14.5%

ABS Other 0.1%

Crown Castle Towers LLC Senior Secured(a)
08/15/35	3.214%	$1,160,000	$1,173,304

Aerospace & Defense 0.1%

BAE Systems Holdings, Inc.(a)
08/15/15	5.200%	780,000	835,627
06/01/19	6.375%	235,000	268,361
Lockheed Martin Corp. Senior Unsecured
11/15/19	4.250%	300,000	324,966
Total			1,428,954

Airlines 0.1%

American Airlines 2011-1 Class A Pass-Through Trust
07/31/22	5.250%	222,317	230,098
American Airlines Pass-Through Trust Series 2011-2 Class A
04/15/23	8.625%	621,000	654,379
Continental Airlines 2007-1 Class A Pass-Through Trust
04/19/22	5.983%	790,056	856,657
Delta Air Lines 2011-1 Class A Pass-Through Trust(b)
04/15/19	5.300%	130,000	137,800
Total			1,878,934

Automotive 0.1%

American Honda Finance Corp. Senior Notes(a)
02/28/17	2.125%	452,000	453,737
Daimler Finance North America LLC
01/18/31	8.500%	510,000	742,389
Johnson Controls, Inc.
Senior Unsecured
12/01/21	3.750%	525,000	534,681
Johnson Controls, Inc.(b)
Senior Unsecured
12/01/41	5.250%	865,000	909,864
PACCAR Financial Corp. Senior Unsecured
09/29/14	1.550%	700,000	712,749
Total			3,353,420

Banking 4.7%

American Express Co.
Senior Unsecured
05/20/14	7.250%	425,000	478,485
03/19/18	7.000%	500,000	613,822
American Express Credit Corp.
Senior Unsecured
05/02/13	5.875%	860,000	904,365
08/25/14	5.125%	400,000	435,038
09/19/16	2.800%	2,039,000	2,094,871

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

03/24/17	2.375%	$541,000	$541,832
Associates Corp. of North America Senior Unsecured
11/01/18	6.950%	300,000	339,560
Australia & New Zealand Banking Group Ltd.(a)
11/23/16	2.400%	1,119,000	1,128,437
BB&T Corp.
Senior Unsecured
07/27/12	3.850%	680,000	687,208
Subordinated Notes
12/23/15	5.200%	400,000	443,736
11/01/19	5.250%	800,000	878,028
BB&T Corp.(b)
Senior Unsecured
09/25/13	3.375%	555,000	574,101
04/30/19	6.850%	400,000	492,365
Bank of America Corp.
Senior Unsecured
05/15/14	7.375%	250,000	271,383
10/14/16	5.625%	500,000	531,593
07/01/20	5.625%	2,750,000	2,861,357
Bank of Montreal(a)(b)
10/31/14	1.300%	1,037,000	1,046,080
Bank of New York Mellon Corp (The) Senior Unsecured
09/23/21	3.550%	270,000	276,553
Bank of New York Mellon Corp. (The)(b)
Senior Unsecured
06/18/15	2.950%	1,520,000	1,600,511
01/17/17	2.400%	1,024,000	1,048,238
Barclays Bank PLC
Senior Unsecured
02/23/15	2.750%	500,000	504,761
05/22/19	6.750%	1,100,000	1,264,851
Barclays Bank PLC(a)(b)
09/21/15	2.500%	1,600,000	1,642,411
Capital One Bank USA NA Subordinated Notes
07/15/19	8.800%	1,750,000	2,139,706
Capital One Financial Corp.
Senior Unsecured
09/15/17	6.750%	600,000	706,608
Capital One Financial Corp.(b)
Senior Unsecured
07/15/21	4.750%	381,000	400,897
Citigroup, Inc.
Senior Unsecured
12/13/13	6.000%	1,790,000	1,896,500
01/15/15	6.010%	2,990,000	3,248,647
12/15/15	4.587%	583,000	613,957
01/10/17	4.450%	1,800,000	1,885,511
08/15/17	6.000%	540,000	600,396
11/21/17	6.125%	900,000	1,004,545
08/09/20	5.375%	561,000	602,563
12/01/25	7.000%	765,000	857,023

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Citigroup, Inc.(b)
Senior Unsecured
05/19/15	4.750%	$400,000	$421,135
Comerica Bank Subordinated Notes
08/22/17	5.200%	500,000	550,581
Commonwealth Bank of Australia(a)(b)
03/16/17	2.250%	325,000	324,564
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(a)(b)
Senior Notes
09/30/10	5.800%	500,000	479,946
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(b)
01/11/21	4.500%	1,800,000	1,853,680
Countrywide Financial Corp. Subordinated Notes
05/15/16	6.250%	1,520,000	1,583,943
Credit Suisse
Senior Unsecured
08/13/19	5.300%	1,000,000	1,102,333
Credit Suisse(b)
Senior Unsecured
08/05/20	4.375%	451,000	468,771
Deutsche Bank AG
Senior Unsecured
01/11/16	3.250%	900,000	923,396
09/01/17	6.000%	150,000	170,287
Goldman Sachs Group, Inc. (The)
Senior Unsecured
08/01/15	3.700%	1,987,000	2,022,061
02/07/16	3.625%	805,000	804,771
01/18/18	5.950%	1,000,000	1,077,214
02/15/19	7.500%	3,565,000	4,066,536
06/15/20	6.000%	1,281,000	1,347,877
07/27/21	5.250%	1,123,000	1,111,676
HSBC Bank PLC(a)
Senior Notes
06/28/15	3.500%	1,321,000	1,383,854
08/12/20	4.125%	622,000	633,307
Senior Unsecured
05/24/16	3.100%	245,000	249,560
01/19/21	4.750%	565,000	597,362
HSBC Bank PLC(a)(b)
07/07/14	1.625%	364,000	362,605
HSBC Holdings PLC
Senior Unsecured
04/05/21	5.100%	586,000	633,502
01/14/22	4.875%	410,000	434,375
HSBC USA, Inc. Senior Unsecured
02/13/15	2.375%	245,000	246,680
KeyBank NA Subordinated Notes
11/01/17	5.700%	817,000	863,928

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
KeyCorp Senior Unsecured
05/14/13	6.500%	$500,000	$527,561
Macquarie Group Ltd.(a)
Senior Unsecured
08/01/14	7.300%	923,000	989,317
Macquarie Group Ltd.(a)(b)
Senior Unsecured
01/14/21	6.250%	926,000	927,888
Merrill Lynch & Co., Inc.
Senior Unsecured
09/30/15	5.300%	1,200,000	1,264,067
08/28/17	6.400%	4,249,000	4,633,683
07/15/18	6.500%	1,300,000	1,413,209
Morgan Stanley
Senior Unsecured
01/09/17	5.450%	3,300,000	3,370,115
12/28/17	5.950%	1,200,000	1,235,509
09/23/19	5.625%	130,000	128,419
07/24/20	5.500%	696,000	679,286
Morgan Stanley(b)
Senior Unsecured
07/24/15	4.000%	567,000	564,266
National Australia Bank Ltd. Senior Unsecured(a)
07/27/16	3.000%	3,250,000	3,251,390
National Bank of Canada(a)(b)
01/30/14	1.650%	1,655,000	1,683,736
Northern Trust Co. (The) Subordinated Notes
08/15/18	6.500%	500,000	606,418
Oversea-Chinese Banking Corp., Ltd. Senior Unsecured(a)
03/13/15	1.625%	598,000	599,661
PNC Bank NA Subordinated Notes
04/01/18	6.875%	1,000,000	1,187,415
PNC Funding Corp. Bank Guaranteed(b)
05/19/14	3.000%	2,015,000	2,093,968
Royal Bank of Canada Senior Notes(b)
07/20/16	2.300%	1,215,000	1,246,987
SouthTrust Bank Subordinated Notes
05/15/25	7.690%	500,000	583,737
Toronto-Dominion Bank (The)(a)(b)
07/29/15	2.200%	2,500,000	2,587,238
U.S. Bancorp
Senior Notes
07/27/15	2.450%	960,000	993,832

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
U.S. Bancorp(b)
Senior Unsecured
05/24/21	4.125%	$309,000	$332,556
03/15/22	3.000%	358,000	352,592
UBS AG
01/15/15	3.875%	1,000,000	1,040,350
08/04/20	4.875%	305,000	315,908
Senior Unsecured
04/25/18	5.750%	500,000	547,438
Wachovia Bank NA
Subordinated Notes
08/15/15	5.000%	1,000,000	1,078,269
11/15/17	6.000%	5,300,000	6,088,518
Wachovia Corp.
Senior Unsecured
02/01/18	5.750%	1,400,000	1,627,688
Wachovia Corp.(b)
Senior Unsecured
05/01/13	5.500%	1,875,000	1,969,170
Wells Fargo & Co. Senior Unsecured
04/01/21	4.600%	200,000	214,484
Westpac Banking Corp.(a)(b)
11/28/16	2.450%	600,000	606,197
Westpac Banking Corp.(b)
Senior Unsecured
11/19/19	4.875%	750,000	809,708
Total			103,880,463

Brokerage 0.3%
BlackRock, Inc. Senior Unsecured
09/15/17	6.250%	900,000	1,086,550
Blackstone Holdings Finance Co. LLC Senior Unsecured(a)
03/15/21	5.875%	850,000	867,562
Charles Schwab Corp. (The) Senior Unsecured
06/01/14	4.950%	325,000	352,499
Credit Suisse Subordinated Notes
01/14/20	5.400%	1,730,000	1,780,962
Jefferies Group, Inc.
Senior Unsecured
07/15/19	8.500%	1,265,000	1,404,150
Jefferies Group, Inc.(b)
Senior Unsecured
11/09/15	3.875%	375,000	370,313
Total			5,862,036

Building Materials –%
CRH America, Inc.
09/30/16	6.000%	229,000	249,394

Chemicals 0.4%
Dow Chemical Co. (The)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Senior Unsecured
05/15/18	5.700%	$275,000	$318,314
05/15/19	8.550%	709,000	929,157
Dow Chemical Co. (The)(b)
Senior Unsecured
11/15/20	4.250%	350,000	366,234
EI du Pont de Nemours & Co.
Senior Unsecured
07/15/13	5.000%	130,000	136,979
03/15/19	5.750%	250,000	301,749
EI du Pont de Nemours & Co.(b)
Senior Unsecured
12/15/36	5.600%	525,000	619,889
Ecolab Inc. Senior Unsecured
12/08/41	5.500%	970,000	1,051,973
PPG Industries, Inc.
Senior Unsecured
03/15/18	6.650%	1,225,000	1,487,538
08/15/19	7.400%	278,000	337,994
Potash Corp. of Saskatchewan, Inc.
Senior Unsecured
09/30/15	3.750%	300,000	321,210
05/15/19	6.500%	450,000	554,483
Praxair, Inc.
Senior Unsecured
03/31/14	4.375%	450,000	482,347
03/15/17	5.200%	740,000	859,639
Union Carbide Corp.
Senior Unsecured
06/01/25	7.500%	515,000	599,004
Union Carbide Corp.(b)
Senior Unsecured
10/01/96	7.750%	920,000	955,297
Total			9,321,807

Construction Machinery 0.1%
Caterpillar, Inc.
Senior Unsecured
12/15/18	7.900%	1,000,000	1,349,244
12/15/38	8.250%	601,000	915,703
Total			2,264,947
Consumer Products –%
Kimberly-Clark Corp. Senior Secured(b)
03/01/22	2.400%	268,000	259,276
Koninklijke Philips Electronics NV
Senior Unsecured
03/11/18	5.750%	148,000	172,939
06/01/26	7.200%	175,000	223,682
Newell Rubbermaid, Inc. Senior Unsecured
08/15/20	4.700%	405,000	430,353
Total			1,086,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing 0.1%
Eaton Corp. Senior Unsecured
04/01/24	7.625%	$500,000	$674,282
Siemens Financieringsmaatschappij NV(a)
08/17/26	6.125%	385,000	468,486
Tyco International Ltd./Finance SA(b)
12/15/19	7.000%	750,000	920,504
United Technologies Corp. Senior Unsecured
02/01/19	6.125%	965,000	1,185,375
Total			3,248,647
Electric 1.1%
Alabama Power Co. Senior Unsecured
05/15/38	6.125%	70,000	87,790
American Water Capital Corp.
Senior Unsecured
10/15/17	6.085%	740,000	860,776
10/15/37	6.593%	300,000	349,589
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	93,000	91,133
Carolina Power & Light Co. 1st Mortgage(b)
09/15/13	5.125%	461,000	490,818
Centerpoint Energy, Inc. Senior Unsecured
05/01/18	6.500%	1,065,000	1,252,978
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%	600,000	792,152
Detroit Edison Co. (The) 1st Mortgage
06/01/21	3.900%	285,000	304,974
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	500,000	599,856
08/01/33	5.250%	900,000	1,001,111
Dominion Resources, Inc.(b)
Senior Unsecured
08/01/41	4.900%	102,000	106,282
Duke Energy Carolinas LLC
01/15/18	5.250%	630,000	740,400
Duke Energy Carolinas LLC(b)
1st Mortgage
06/15/20	4.300%	156,000	174,388
12/15/41	4.250%	313,000	312,299
Duke Energy Corp. Senior Unsecured
11/15/16	2.150%	757,000	771,643

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Duke Energy Indiana, Inc. 1st Mortgage(b)
07/15/20	3.750%	$772,000	$816,007
Exelon Generation Co. LLC
Senior Unsecured
10/01/17	6.200%	800,000	938,809
Exelon Generation Co. LLC(b)
Senior Unsecured
10/01/20	4.000%	750,000	770,784
Florida Power & Light Co. 1st Mortgage(b)
10/01/33	5.950%	615,000	757,098
Indiana Michigan Power Co. Senior Unsecured
03/15/19	7.000%	420,000	512,043
John Sevier Combined Cycle Generation LLC Secured
01/15/42	4.626%	366,000	379,865
KCP&L Greater Missouri Operations Co. Senior Unsecured
07/01/12	11.875%	500,000	512,940
Kansas City Power & Light Co. Senior Unsecured
10/01/41	5.300%	750,000	791,330
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	550,000	797,680
Nevada Power Co.
08/01/18	6.500%	1,275,000	1,573,386
09/15/40	5.375%	67,000	75,695
Oncor Electric Delivery Co. LLC
Senior Secured
09/01/18	6.800%	813,000	982,801
09/01/22	7.000%	155,000	188,096
PPL Energy Supply LLC Senior Unsecured
12/15/21	4.600%	775,000	789,045
PSEG Power LLC
09/15/16	5.320%	800,000	891,575
PSEG Power LLC(b)
12/01/15	5.500%	212,000	238,134
09/15/21	4.150%	233,000	240,016
PacifiCorp
1st Mortgage
07/15/18	5.650%	1,500,000	1,790,114
10/15/37	6.250%	200,000	254,729
Potomac Electric Power Co. 1st Mortgage
12/15/38	7.900%	160,000	242,467
Progress Energy, Inc. Senior Unsecured(b)
01/15/21	4.400%	187,000	204,535

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Public Service Co. of Oklahoma
Senior Unsecured
12/01/19	5.150%	$377,000	$423,354
Public Service Co. of Oklahoma(b)
Senior Unsecured
02/01/21	4.400%	231,000	246,332
Public Service Company of Colorado 1st Mortgage
11/15/20	3.200%	240,000	246,060
Public Service Electric & Gas Co. 1st Mortgage
05/01/15	2.700%	400,000	420,465
Southern California Edison Co.
02/01/38	5.950%	210,000	264,744
1st Mortgage
06/01/21	3.875%	225,000	243,889
Southern Power Co. Senior Unsecured
09/15/41	5.150%	466,000	488,308
Southwestern Public Service Co. Senior Unsecured
12/01/18	8.750%	804,000	1,077,438
Virginia Electric and Power Co. Senior Unsecured
11/15/38	8.875%	205,000	326,592
Wisconsin Electric Power Co. Senior Unsecured(b)
09/15/21	2.950%	86,000	86,366
Xcel Energy, Inc.
Senior Unsecured
05/15/20	4.700%	98,000	109,782
Xcel Energy, Inc.(b)
Senior Unsecured
09/15/41	4.800%	90,000	94,485
Total			25,711,153
Entertainment 0.2%
Historic TW, Inc.
05/15/29	6.625%	365,000	432,045
Time Warner Entertainment Co. LP
07/15/33	8.375%	695,000	928,422
Time Warner, Inc.
04/15/31	7.625%	450,000	576,161
05/01/32	7.700%	690,000	899,926
Viacom, Inc.
Senior Unsecured
02/27/15	1.250%	209,000	208,786
12/15/21	3.875%	368,000	378,700
Viacom, Inc.(b)
Senior Unsecured
12/15/16	2.500%	375,000	383,835
Walt Disney Co. (The) Senior Unsecured
12/15/17	5.875%	500,000	607,666
Total			4,415,541

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Environmental –%
Waste Management, Inc.(b)
06/30/20	4.750%	$450,000	$499,524

Food and Beverage 0.5%
Anheuser-Busch Companies LLC
01/15/31	6.800%	640,000	804,259
Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	525,000	684,900
01/15/39	8.200%	410,000	621,939
Bunge Ltd. Finance Corp.
06/15/19	8.500%	700,000	855,113
Cargill, Inc.(a)
Senior Unsecured
11/27/17	6.000%	170,000	202,412
03/06/19	7.350%	250,000	310,130
11/01/36	7.250%	300,000	397,826
General Mills, Inc. Senior Unsecured
02/15/19	5.650%	140,000	166,215
HJ Heinz Co. Senior Unsecured
07/15/28	6.375%	350,000	418,689
Kraft Foods, Inc.
Senior Unsecured
08/11/17	6.500%	1,675,000	2,019,966
08/23/18	6.125%	400,000	482,408
08/11/37	7.000%	405,000	512,194
02/01/38	6.875%	200,000	251,202
PepsiCo, Inc.
Senior Unsecured
03/01/14	3.750%	800,000	848,875
11/01/18	7.900%	133,000	178,763
PepsiCo, Inc.(b)
Senior Unsecured
08/25/21	3.000%	838,000	847,035
SABMiller PLC Senior Unsecured(a)
01/15/14	5.700%	960,000	1,037,137
Total			10,639,063
Gas Distributors 0.2%
AGL Capital Corp.
07/15/16	6.375%	800,000	928,523
Atmos Energy Corp. Senior Unsecured
03/15/19	8.500%	346,000	452,661
Boston Gas Co. Senior Unsecured(a)
02/15/42	4.487%	359,000	360,398
San Diego Gas & Electric Co. 1st Mortgage
05/15/40	5.350%	21,000	24,989

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Distributors (continued)
Sempra Energy
Senior Unsecured
06/15/18	6.150%	$370,000	$441,399
02/15/19	9.800%	1,672,000	2,276,851
Total			4,484,821
Gas Pipelines 0.2%
ANR Pipeline Co. Senior Unsecured
11/01/21	9.625%	200,000	291,394
Centerpoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	395,000	457,442
Nisource Finance Corp.
01/15/19	6.800%	377,000	446,294
02/01/42	5.800%	381,000	406,612
Spectra Energy Capital LLC
10/01/19	8.000%	745,000	941,340
TransCanada PipeLines Ltd.
Senior Unsecured
01/15/19	7.125%	677,000	858,180
10/15/37	6.200%	500,000	617,447
Total			4,018,709
Health Care –%
Medco Health Solutions, Inc. Senior Unsecured
03/15/18	7.125%	500,000	598,856

Independent Energy 0.2%
Alberta Energy Co., Ltd. Senior Unsecured
11/01/31	7.375%	695,000	798,631
Apache Corp. Senior Unsecured
09/15/18	6.900%	750,000	946,787
Canadian Natural Resources Ltd. Senior Unsecured
06/30/33	6.450%	699,000	843,781
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	1,050,000	1,281,419
Occidental Petroleum Corp. Senior Unsecured(b)
02/15/17	1.750%	244,000	246,712
Talisman Energy, Inc. Senior Unsecured
06/01/19	7.750%	795,000	972,932
Total			5,090,262

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy 0.4%
BG Energy Capital PLC(a)
10/15/41	5.125%	$200,000	$214,732
BP Capital Markets PLC
03/10/15	3.875%	1,450,000	1,555,114
ConocoPhillips
Senior Unsecured
07/15/18	6.650%	605,000	747,213
03/30/29	7.000%	475,000	592,719
Shell International Finance BV
09/22/19	4.300%	1,000,000	1,133,700
03/25/20	4.375%	400,000	457,715
12/15/38	6.375%	480,000	635,067
Suncor Energy, Inc. Senior Unsecured
06/01/18	6.100%	770,000	925,233
Tosco Corp. Senior Unsecured
02/15/30	8.125%	775,000	1,100,139
Total Capital SA
03/15/16	2.300%	1,170,000	1,183,164
Total			8,544,796
Life Insurance 0.9%
ASIF Global Financing XIX Senior Secured(a)
01/17/13	4.900%	2,524,000	2,565,419
Aflac, Inc.
Senior Unsecured
05/15/19	8.500%	761,000	993,258
08/15/40	6.450%	267,000	297,282
Aflac, Inc.(b)
Senior Unsecured
02/15/17	2.650%	98,000	99,108
02/15/22	4.000%	78,000	78,643
Jackson National Life Global Funding(a)
Senior Secured
05/08/13	5.375%	1,425,000	1,487,435
06/01/18	4.700%	600,000	636,376
Lincoln National Corp.(b)
Senior Unsecured
06/24/21	4.850%	140,000	147,792
03/15/22	4.200%	445,000	446,154
MassMutual Global Funding II(a)
Senior Secured
07/16/12	3.625%	770,000	776,075
09/28/15	2.300%	290,000	297,760
MassMutual Global Funding II(a)(c)
Senior Secured
04/05/17	2.000%	670,000	667,720
Metropolitan Life Global Funding I(a)
Secured
01/11/16	3.125%	855,000	885,892
06/14/18	3.650%	900,000	944,315
Senior Secured
01/11/13	2.500%	1,000,000	1,010,413

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
01/10/14	2.000%	$565,000	$573,590
06/10/14	5.125%	1,450,000	1,574,622
Nationwide Mutual Insurance Co.(a)
Subordinated Notes
04/15/34	6.600%	290,000	282,031
08/15/39	9.375%	1,170,000	1,481,833
New York Life Global Funding Senior Secured(a)
05/04/15	3.000%	1,830,000	1,926,216
Pacific Life Global Funding Senior Secured(a)
04/15/13	5.150%	700,000	728,980
Pacific Life Insurance Co. Subordinated Notes(a)
06/15/39	9.250%	385,000	498,627
Principal Life Income Funding Trusts Senior Secured
12/14/12	5.300%	1,270,000	1,309,753
Prudential Insurance Co. of America (The) Senior Subordinated Notes(a)
07/01/25	8.300%	615,000	815,586
Total			20,524,880
Media Cable 0.5%
COX Communications, Inc. Senior Unsecured(a)
03/01/39	8.375%	420,000	591,342
Comcast Cable Communications Holdings, Inc.
11/15/22	9.455%	1,165,000	1,688,875
Comcast Cable Communications LLC
05/01/17	8.875%	753,000	978,268
Comcast Corp.
11/15/35	6.500%	670,000	804,859
03/15/37	6.450%	1,315,000	1,573,817
DIRECTV Holdings LLC/Financing Co., Inc.
08/15/40	6.000%	875,000	934,385
03/01/41	6.375%	425,000	479,638
Time Warner Cable, Inc.
02/14/14	8.250%	830,000	939,704
07/01/18	6.750%	865,000	1,055,384
02/14/19	8.750%	662,000	862,987
05/01/37	6.550%	580,000	671,634
Total			10,580,893
Media Non-Cable 0.2%
CBS Corp.
07/30/30	7.875%	795,000	1,028,275
News America, Inc.
05/18/18	7.250%	375,000	453,665
10/30/25	7.700%	400,000	499,242
04/30/28	7.300%	350,000	390,969
News America, Inc.(b)
12/15/34	6.200%	450,000	499,059

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Thomson Reuters Corp.
07/15/18	6.500%	$725,000	$896,261
Total			3,767,471
Metals 0.2%
BHP Billiton Finance USA Ltd.
04/01/14	5.500%	1,100,000	1,203,145
02/24/17	1.625%	229,000	227,855
BHP Billiton Finance USA Ltd.(b)
02/24/15	1.000%	157,000	156,839
Nucor Corp. Senior Unsecured(b)
12/01/37	6.400%	250,000	318,107
Rio Tinto Finance U.S.A. Ltd.
09/20/21	3.750%	1,104,000	1,139,723
Rio Tinto Finance USA Ltd.
05/01/14	8.950%	495,000	573,846
05/01/19	9.000%	390,000	526,941
11/02/20	3.500%	300,000	306,294
Total			4,452,750
Non-Captive Consumer 0.1%
HSBC Finance Corp. Senior Unsecured(b)
01/19/16	5.500%	1,090,000	1,181,144

Non-Captive Diversified 0.7%
General Electric Capital Corp.
Senior Unsecured
05/01/18	5.625%	5,000,000	5,795,435
08/07/19	6.000%	2,400,000	2,802,624
01/07/21	4.625%	300,000	320,166
03/15/32	6.750%	505,000	603,347
Subordinated Notes
02/11/21	5.300%	292,000	316,245
General Electric Capital Corp.(b)
Senior Unsecured
09/15/17	5.625%	3,400,000	3,958,229
General Electric Capital Corp.(b)(d)
Senior Unsecured
02/15/17	0.673%	1,250,000	1,167,449
Total			14,963,495
Oil Field Services 0.1%
Nabors Industries, Inc.
02/15/18	6.150%	400,000	466,758
Noble Holding International Ltd.
03/15/22	3.950%	96,000	95,929
Schlumberger Investment SA(a)
09/14/21	3.300%	344,000	348,520
Transocean, Inc.
11/15/20	6.500%	810,000	905,680

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
Transocean, Inc.(b)
12/15/21	6.375%	$124,000	$139,521
12/15/41	7.350%	67,000	79,217
Weatherford International Ltd.(c)
04/15/22	4.500%	111,000	110,839
04/15/42	5.950%	125,000	124,114
Total			2,270,578
Other Financial Institutions 0.1%
CME Group, Inc. Senior Unsecured
02/15/14	5.750%	326,000	355,485
Nomura Holdings, Inc.
Senior Unsecured
01/19/16	4.125%	650,000	655,260
Nomura Holdings, Inc.(b)
Senior Unsecured
03/04/15	5.000%	600,000	623,954
03/04/20	6.700%	400,000	432,902
Total			2,067,601
Other Utility –%
GTE Corp.(b)
04/15/18	6.840%	840,000	1,025,949

Pharmaceuticals 0.1%
Wyeth LLC
02/01/14	5.500%	1,200,000	1,305,268

Property & Casualty 0.3%
ACE INA Holdings, Inc.
05/15/15	5.600%	630,000	710,214
Allstate Life Global Funding Trusts Senior Secured
04/30/13	5.375%	1,050,000	1,102,819
Berkshire Hathaway Finance Corp.
12/15/15	2.450%	333,000	347,195
Berkshire Hathaway Finance Corp.(b)
05/15/18	5.400%	2,200,000	2,598,957
01/15/40	5.750%	385,000	450,445
Berkshire Hathaway, Inc. Senior Unsecured(b)
08/15/21	3.750%	488,000	504,040
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	615,000	662,909
08/15/16	6.500%	300,000	337,122
Travelers Property Casualty Corp.
04/15/26	7.750%	605,000	798,919
Total			7,512,620
Railroads 0.3%
Burlington Northern Santa Fe LLC(b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads (continued)
Senior Unsecured
03/15/22	3.050%	$217,000	$213,367
05/01/40	5.750%	790,000	901,967
03/15/42	4.400%	500,000	472,696
CSX Corp.
Senior Unsecured
02/01/19	7.375%	815,000	1,023,907
06/01/21	4.250%	215,000	228,961
CSX Corp.(b)
Senior Unsecured
05/01/17	7.900%	625,000	781,791
Norfolk Southern Corp.
Senior Unsecured
05/17/29	5.640%	230,000	264,247
05/23/11	6.000%	1,072,000	1,193,429
Union Pacific Corp.
Senior Unsecured
01/31/13	5.450%	308,000	320,143
07/15/22	4.163%	849,000	917,305
Total			6,317,813
REITs 0.3%
CommonWealth REIT Senior Unsecured
08/15/16	6.250%	1,030,000	1,090,424
ERP Operating LP
Senior Unsecured
09/15/14	5.250%	275,000	297,832
ERP Operating LP(b)
Senior Unsecured
12/15/21	4.625%	543,000	571,745
HCP, Inc. Senior Unsecured
02/01/19	3.750%	302,000	300,223
Simon Property Group LP
Senior Unsecured
02/01/15	4.200%	1,000,000	1,070,484
05/30/18	6.125%	900,000	1,059,623
WEA Finance LLC/WT Finance Australia Propriety Ltd.(a)
09/02/19	6.750%	1,407,000	1,626,811
Total			6,017,142
Retailers 0.1%
CVS Caremark Corp. Senior Unsecured
09/15/39	6.125%	430,000	502,292
CVS Pass-Through Trust Pass-Through Certificates(a)
01/10/34	5.926%	553,937	574,663
Gap, Inc. (The) Senior Unsecured(b)
04/12/21	5.950%	820,000	827,500
Staples, Inc.
01/15/14	9.750%	100,000	113,621

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Target Corp.
11/01/32	6.350%	$150,000	$185,520
Senior Unsecured
01/15/38	7.000%	225,000	302,964
Total			2,506,560
Supermarkets –%
Kroger Co. (The)
08/15/17	6.400%	300,000	361,691
Kroger Co. (The)(b)
01/15/20	6.150%	440,000	534,905
Total			896,596
Supranational 0.1%
Corp. Andina de Fomento Senior Unsecured
01/15/16	3.750%	1,192,000	1,235,704

Technology 0.7%
Arrow Electronics, Inc. Senior Unsecured
04/01/20	6.000%	760,000	826,879
Cisco Systems, Inc. Senior Unsecured
01/15/40	5.500%	1,460,000	1,702,177
Dell, Inc.
Senior Unsecured
04/01/16	3.100%	853,000	905,278
04/15/28	7.100%	390,000	479,918
HP Enterprise Services LLC Senior Unsecured
10/15/29	7.450%	300,000	357,598
Hewlett-Packard Co. Senior Unsecured
03/01/14	6.125%	750,000	816,222
International Business Machines Corp.
Senior Unsecured
07/22/16	1.950%	993,000	1,018,976
10/15/18	7.625%	640,000	853,713
08/01/27	6.220%	655,000	834,456
11/29/32	5.875%	500,000	629,033
Intuit, Inc. Senior Unsecured
03/15/17	5.750%	850,000	974,721
Microsoft Corp.
Senior Unsecured
09/25/15	1.625%	360,000	370,709
10/01/40	4.500%	518,000	554,177
National Semiconductor Corp.
Senior Unsecured
04/15/15	3.950%	565,000	614,524
06/15/17	6.600%	1,115,000	1,375,502
Oracle Corp.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
04/15/38	6.500%	$280,000	$363,150
07/08/39	6.125%	339,000	420,481
Oracle Corp.(b)
Senior Unsecured
07/15/40	5.375%	155,000	179,222
Pitney Bowes, Inc.(b)
Senior Unsecured
08/15/14	4.875%	882,000	937,547
03/15/18	5.600%	150,000	157,548
Xerox Corp.
Senior Unsecured
02/01/17	6.750%	500,000	578,699
Xerox Corp.(b)
Senior Unsecured
12/15/19	5.625%	375,000	416,633
Total			15,367,163
Transportation Services –%
United Parcel Service of America, Inc. Senior Unsecured(d)
04/01/30	8.375%	225,000	316,987

Wireless 0.1%
Centel Capital Corp.
10/15/19	9.000%	350,000	406,693
Vodafone Group PLC Senior Unsecured
03/20/17	1.625%	2,200,000	2,169,215
Total			2,575,908
Wirelines 0.9%
AT&T Corp.
11/15/31	8.000%	54,000	75,857
AT&T, Inc.
Senior Unsecured
01/15/38	6.300%	750,000	878,668
05/15/38	6.400%	775,000	921,193
09/01/40	5.350%	1,821,000	1,936,287
AT&T, Inc.(b)
Senior Unsecured
02/15/19	5.800%	1,000,000	1,186,943
05/15/21	4.450%	600,000	662,461
Bellsouth Capital Funding Corp. Senior Unsecured
07/15/97	7.120%	870,000	1,029,031
British Telecommunications PLC Senior Unsecured
12/15/30	9.625%	150,000	220,698
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	900,000	923,858
CenturyLink, Inc.(b)
Senior Unsecured
09/15/39	7.600%	600,000	567,549

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Deutsche Telekom International Finance BV
08/20/18	6.750%	$525,000	$636,043
06/15/30	8.750%	290,000	398,596
Deutsche Telekom International Finance BV(a)
03/06/17	2.250%	150,000	148,464
03/06/42	4.875%	150,000	141,703
Qwest Corp. Senior Unsecured(b)
12/01/21	6.750%	1,063,000	1,186,574
Telecom Italia Capital SA
09/30/14	4.950%	300,000	309,000
06/04/18	6.999%	700,000	745,500
Telefonica Emisiones SAU
06/20/16	6.421%	790,000	842,198
07/03/17	6.221%	1,000,000	1,056,972
02/16/21	5.462%	120,000	117,880
Verizon Communications, Inc.
Senior Unsecured
02/15/16	5.550%	1,500,000	1,722,814
02/15/18	5.500%	250,000	293,015
02/15/38	6.400%	180,000	218,037
03/01/39	8.950%	230,000	355,421
Verizon Communications, Inc.(b)
Senior Unsecured
11/01/18	8.750%	1,409,000	1,912,050
Verizon Global Funding Corp. Senior Unsecured
12/01/30	7.750%	1,530,000	2,072,163
Total			20,558,975
Total Corporate Bonds & Notes (Cost: $310,497,036)			$323,196,378

Residential Mortgage-Backed Securities - Agency 31.8%
Federal Home Loan Banks CMO Series 2015-TQ Class A(e)
10/20/15	5.065%	1,920,230	2,077,354
Federal Home Loan Mortgage Corp.(d)(e)
07/01/36	5.084%	849,843	908,040
11/01/36	6.010%	1,631,508	1,732,913
CMO Series 2551 Class NS
01/15/33	14.040%	1,149,186	1,350,879
CMO Series 3102 Class FB
01/15/36	0.542%	930,230	927,243
CMO Series 3229 Class AF
08/15/23	0.492%	1,437,533	1,433,482
CMO Series 3523 Class SD
06/15/36	18.998%	584,940	779,521
CMO Series 3549 Class FA
07/15/39	1.442%	1,184,771	1,191,914
CMO Series 3688 Class CU
11/15/21	6.798%	1,861,101	2,070,946
CMO Series 3688 Class GT
11/15/46	7.158%	2,054,096	2,316,286
CMO Series 3804 Class FN

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
03/15/39	0.692%	$1,636,824	$1,637,928
CMO Series 3852 Class QN
05/15/41	5.500%	1,940,785	2,033,337
CMO Series 3997 Class PF
11/15/39	0.692%	2,486,409	2,482,893
CMO Series 4001 Class NF
01/15/39	0.742%	1,493,358	1,490,234
Federal Home Loan Mortgage Corp.(d)(e)(f)
CMO IO STRIPS Series 239 Class S30
08/15/36	7.458%	5,523,049	840,365
CMO IO Series 3385 Class SN
11/15/37	5.758%	2,046,882	250,987
CMO IO Series 3451 Class SA
05/15/38	5.808%	3,726,370	449,136
CMO IO Series 3531 Class SM
05/15/39	5.858%	3,590,207	497,482
CMO IO Series 3608 Class SC
12/15/39	6.008%	5,379,341	804,214
CMO IO Series 3740 Class SB
10/15/40	5.758%	2,813,883	591,401
CMO IO Series 3740 Class SC
10/15/40	5.758%	4,575,992	983,333
CMO IO Series 3802 Class LS
01/15/40	4.268%	7,351,290	458,637
Federal Home Loan Mortgage Corp.(e)
05/01/41	4.500%	8,466,674	8,982,783
05/01/36- 08/01/40	5.000%	9,969,132	10,741,437
02/01/24- 05/01/38	5.500%	13,612,026	14,797,338
09/01/21- 09/01/37	6.000%	22,505,205	24,796,647
11/01/22- 10/17/38	6.500%	8,438,952	9,511,541
09/01/37- 05/01/38	7.500%	959,337	1,104,058
CMO Series 2127 Class PG
02/15/29	6.250%	1,265,914	1,436,766
CMO Series 2165 Class PE
06/15/29	6.000%	625,126	704,608
CMO Series 2326 Class ZQ
06/15/31	6.500%	2,547,221	2,881,766
CMO Series 2399 Class TH
01/15/32	6.500%	1,322,307	1,454,965
CMO Series 2517 Class Z
10/15/32	5.500%	1,867,565	2,064,728
CMO Series 2545 Class HG
12/15/32	5.500%	2,322,006	2,584,558
CMO Series 2557 Class HL
01/15/33	5.300%	1,630,047	1,818,158
CMO Series 2568 Class KG
02/15/23	5.500%	4,000,000	4,401,030
CMO Series 2586 Class TG
03/15/23	5.500%	3,000,000	3,423,847
CMO Series 2594 Class DJ
10/15/30	4.250%	316,171	319,049
CMO Series 2597 Class AE
04/15/33	5.500%	2,000,000	2,190,771

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2752 Class EZ
02/15/34	5.500%	$3,116,513	$3,526,782
CMO Series 2764 Class UE
10/15/32	5.000%	1,250,000	1,350,082
CMO Series 2764 Class ZG
03/15/34	5.500%	2,326,721	2,618,152
CMO Series 2802 Class VG
07/15/23	5.500%	2,500,000	2,689,607
CMO Series 2825 Class VQ
07/15/26	5.500%	2,000,000	2,228,254
CMO Series 2953 Class PG
03/15/35	5.500%	4,000,000	4,604,830
CMO Series 2986 Class CH
06/15/25	5.000%	3,393,322	3,710,047
CMO Series 2989 Class TG
06/15/25	5.000%	2,513,739	2,741,296
CMO Series 3075 Class PD
01/15/35	5.500%	1,250,000	1,384,248
CMO Series 3101 Class UZ
01/15/36	6.000%	2,169,601	2,495,206
CMO Series 3107 Class BN
02/15/36	5.750%	1,358,908	1,404,330
CMO Series 3123 Class AZ
03/15/36	6.000%	3,078,895	3,556,193
CMO Series 3143 Class BC
02/15/36	5.500%	2,500,000	2,804,776
CMO Series 3151 Class PD
11/15/34	6.000%	1,250,000	1,324,080
CMO Series 3164 Class MG
06/15/36	6.000%	2,000,000	2,273,190
CMO Series 3171 Class MG
08/15/34	6.000%	3,900,000	4,176,551
CMO Series 3195 Class PD
07/15/36	6.500%	2,588,567	2,917,913
CMO Series 3200 Class AY
08/15/36	5.500%	2,500,000	2,807,164
CMO Series 3213 Class JE
09/15/36	6.000%	4,000,000	4,638,203
CMO Series 3218 Class BE
09/15/35	6.000%	2,000,000	2,244,766
CMO Series 3229 Class HE
10/15/26	5.000%	2,216,000	2,498,885
CMO Series 3266 Class D
01/15/22	5.000%	4,850,000	5,353,798
CMO Series 3334 Class MC
04/15/33	5.000%	56,273	56,304
CMO Series 3402 Class NC
12/15/22	5.000%	1,500,000	1,680,886
CMO Series 3423 Class PB
03/15/38	5.500%	2,000,000	2,254,392
CMO Series 3453 Class B
05/15/38	5.500%	1,650,000	1,809,586
CMO Series 3461 Class Z
06/15/38	6.000%	3,754,862	4,447,135
CMO Series 3501 Class CB
01/15/39	5.500%	1,500,000	1,645,078
CMO Series 3666 Class VA
12/15/22	5.500%	2,679,326	2,945,062

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 3680 Class MA
07/15/39	4.500%	$4,475,219	$4,875,365
CMO Series 3682 Class BH
08/15/36	5.500%	2,800,000	2,962,714
CMO Series 3684 Class CY
06/15/25	4.500%	2,000,000	2,222,693
CMO Series 3687 Class MA
02/15/37	4.500%	3,103,268	3,326,415
CMO Series 3704 Class CT
12/15/36	7.000%	3,943,631	4,667,818
CMO Series 3704 Class DT
11/15/36	7.500%	3,935,436	4,658,904
CMO Series 3704 Class ET
12/15/36	7.500%	3,162,937	3,724,644
CMO Series 3707 Class B
08/15/25	4.500%	2,027,855	2,278,376
CMO Series 3819 Class ZQ
04/15/36	6.000%	3,185,033	3,708,886
CMO Series 3890 Class ME
07/15/41	5.000%	1,000,000	1,123,093
CMO Series 3957 Class B
11/15/41	4.000%	1,467,879	1,553,074
CMO Series 3966 Class NA
12/15/41	4.000%	2,454,206	2,596,203
CMO Series R004 Class VG
08/15/21	6.000%	1,400,000	1,480,064
CMO Series R006 Class ZA
04/15/36	6.000%	2,422,363	2,820,777
CMO Series R007 Class ZA
05/15/36	6.000%	4,752,568	5,515,917
Federal Home Loan Mortgage Corp.(e)(g)(h)
CMO PO Series 2967 Class EA
04/15/20	0.000%	530,662	516,225
Federal Home Loan Mortgage Corp.(e)(h)
CMO PO STRIPS Series 197 Class PO
04/01/28	0.000%	1,127,462	1,078,667
CMO PO Series 2235 Class KP
06/15/30	0.000%	802,557	762,393
CMO PO Series 2587 Class CO
03/15/32	0.000%	364,826	361,925
CMO PO Series 2725 Class OP
10/15/33	0.000%	707,226	693,571
CMO PO Series 2777 Class KO
02/15/33	0.000%	1,447,742	1,386,104
CMO PO Series 3077 Class TO
04/15/35	0.000%	975,587	916,872
CMO PO Series 3100 Class PO
01/15/36	0.000%	1,330,246	1,203,861
CMO PO Series 3117 Class OG
02/15/36	0.000%	950,103	868,476
CMO PO Series 3136 Class PO
04/15/36	0.000%	710,480	657,168
CMO PO Series 3200 Class PO
08/15/36	0.000%	1,060,256	1,001,546
CMO PO Series 3316 Class JO
05/15/37	0.000%	542,055	486,795
CMO PO Series 3393 Class JO
09/15/32	0.000%	1,019,158	812,918

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO PO Series 3510 Class OD
02/15/37	0.000%	$1,201,764	$1,117,621
CMO PO Series 3607 Class AO
04/15/36	0.000%	1,300,000	1,174,008
CMO PO Series 3607 Class EO
02/15/33	0.000%	647,778	599,465
CMO PO Series 3607 Class PO
05/15/37	0.000%	1,218,729	1,076,455
CMO PO Series 3607 Class TO
10/15/39	0.000%	1,335,184	1,186,039
CMO PO Series 3621 Class BO
01/15/40	0.000%	867,398	824,789
CMO PO Series 3623 Class LO
01/15/40	0.000%	1,543,456	1,300,987
Federal Home Loan Mortgage Corp.(e)(f)
CMO IO Series 3688 Class NI
04/15/32	5.000%	3,732,172	478,021
CMO IO Series 3714 Class IP
08/15/40	5.000%	3,587,371	654,374
CMO IO Series 3739 Class LI
03/15/34	4.000%	6,161,292	450,429
CMO IO Series 3747 Class HI
07/15/37	4.500%	7,516,072	932,085
CMO IO Series 3756 Class IP
08/15/35	4.000%	4,463,968	372,481
CMO IO Series 3760 Class GI
10/15/37	4.000%	3,640,969	444,163
CMO IO Series 3772 Class IO
09/15/24	3.500%	4,182,403	257,254
CMO IO Series 3779 Class IH
11/15/34	4.000%	3,585,243	293,907
CMO IO Series 3800 Class AI
11/15/29	4.000%	4,634,670	471,964
Federal National Mortgage Association(b)(e)
02/01/38	5.500%	9,749,508	10,631,926
Federal National Mortgage Association(c)(e)
06/04/20	2.450%	2,000,000	2,015,313
Federal National Mortgage Association(d)(e)
01/01/19	1.006%	1,097,478	1,105,150
03/01/36	3.071%	2,089,884	2,208,855
12/25/33	13.617%	804,662	941,690
CMO Class 2005-SV Series 75
09/25/35	23.233%	709,822	1,017,324
CMO Series 2003-129 Class FD
01/25/24	0.742%	1,264,336	1,270,432
CMO Series 2003-W8 Class 3F1
05/25/42	0.642%	705,957	702,270
CMO Series 2004-36 Class FA
05/25/34	0.642%	1,105,647	1,106,037
CMO Series 2005-74 Class SK
05/25/35	19.465%	769,694	1,074,104
CMO Series 2005-W3 Class 2AF
03/25/45	0.462%	1,914,525	1,900,993
CMO Series 2006-56 Class FC
07/25/36	0.532%	1,193,924	1,189,821
CMO Series 2006-56 Class PF
07/25/36	0.592%	932,396	930,231
CMO Series 2007-101 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
06/27/36	0.492%	$4,095,952	$4,046,840
CMO Series 2007-108 Class AN
11/25/37	8.547%	1,152,741	1,372,525
CMO Series 2010-28 Class BS
04/25/40	11.044%	760,445	847,177
CMO Series 2010-35 Class SJ
04/25/40	16.861%	1,000,000	1,536,731
CMO Series 2010-49 Class SC
03/25/40	12.177%	2,009,508	2,348,003
CMO Series 2010-61 Class WA
06/25/40	5.939%	628,563	693,993
CMO Series 2011-124 Class JF
02/25/41	0.642%	1,594,979	1,590,561
CMO Series 2011-2 Class WA
02/25/51	5.742%	1,965,872	2,155,781
CMO Series 2011-43 Class WA
05/25/51	5.890%	2,272,455	2,445,969
CMO Series 2011-75 Class FA
08/25/41	0.792%	1,609,391	1,612,097
CMO Series 2012-14 Class FG
07/25/40	0.642%	2,982,259	2,975,288
Federal National Mortgage Association(d)(e)(f)
CMO IO Series 1996-4 Class SA
02/25/24	8.250%	423,994	86,465
CMO IO Series 2005-18 Class SK
03/25/35	6.508%	6,713,560	358,877
CMO IO Series 2006-117 Class GS
12/25/36	6.408%	2,217,762	332,446
CMO IO Series 2006-58 Class IG
07/25/36	6.278%	4,953,130	736,009
CMO IO Series 2006-94 Class GI
10/25/26	6.408%	3,420,649	492,595
CMO IO Series 2007-109 Class PI
12/25/37	6.108%	4,958,593	805,830
CMO IO Series 2007-65 Class KI
07/25/37	6.378%	3,174,788	469,730
CMO IO Series 2007-72 Class EK
07/25/37	6.158%	8,715,676	1,295,549
CMO IO Series 2007-W7 Class 2A2
07/25/37	6.288%	3,909,932	835,451
CMO IO Series 2009-112 Class ST
01/25/40	6.008%	3,845,125	479,807
CMO IO Series 2009-17 Class QS
03/25/39	6.408%	2,526,479	386,311
CMO IO Series 2009-37 Class KI
06/25/39	5.758%	9,682,068	1,283,021
CMO IO Series 2009-68 Class SA
09/25/39	6.508%	3,922,191	583,983
CMO IO Series 2010-125 Class SA
11/25/40	4.198%	8,072,181	862,312
CMO IO Series 2010-35 Class SB
04/25/40	6.178%	3,164,956	387,810
CMO IO Series 2010-42 Class S
05/25/40	6.158%	3,118,922	424,114
CMO IO Series 2010-68 Class SA
07/25/40	4.758%	7,016,768	866,151
CMO IO Series 2011-30 Class LS
04/25/41	4.656%	8,080,245	587,048

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal National Mortgage Association(e)
04/01/20	4.000%	$736,278	$775,493
10/01/19-08/01/40	5.000%	14,182,390	15,308,530
10/01/21-10/01/39	5.500%	31,226,992	34,178,145
10/01/19-11/01/48	6.000%	42,366,146	46,405,771
02/01/24-02/01/39	6.500%	25,963,716	29,218,951
04/01/37-01/01/39	7.000%	7,903,578	9,092,347
05/01/22-08/01/37	7.500%	1,408,379	1,609,728
CMO Series 1999-7 Class AB
03/25/29	6.000%	1,198,330	1,349,207
CMO Series 2001-60 Class PX
11/25/31	6.000%	1,792,738	2,031,205
CMO Series 2002-50 Class ZA
05/25/31	6.000%	6,664,449	7,511,041
CMO Series 2002-78 Class Z
12/25/32	5.500%	2,976,102	3,287,007
CMO Series 2003-23 Class EQ
04/25/23	5.500%	2,000,000	2,285,763
CMO Series 2003-56 Class AZ
08/25/31	5.500%	1,125,443	1,155,842
CMO Series 2003-88 Class WA
09/25/18	4.500%	564,526	571,702
CMO Series 2004-50 Class VZ
07/25/34	5.500%	3,060,026	3,545,197
CMO Series 2004-65 Class LT
08/25/24	4.500%	1,882,939	2,037,552
CMO Series 2005-118 Class PN
01/25/32	6.000%	3,787,881	3,951,411
CMO Series 2005-121 Class DX
01/25/26	5.500%	2,000,000	2,260,857
CMO Series 2005-67 Class EY
08/25/25	5.500%	1,478,655	1,631,554
CMO Series 2006-102 Class MD
01/25/35	6.000%	2,000,000	2,182,618
CMO Series 2006-105 Class ME
11/25/36	5.500%	1,500,000	1,756,012
CMO Series 2006-16 Class HZ
03/25/36	5.500%	10,472,177	11,790,983
CMO Series 2006-74 Class DV
08/25/23	6.500%	1,825,000	1,923,756
CMO Series 2007-104 Class ZE
08/25/37	6.000%	1,953,856	2,282,011
CMO Series 2007-116 Class PB
08/25/35	5.500%	1,200,000	1,366,910
CMO Series 2007-18 Class MZ
03/25/37	6.000%	1,355,594	1,595,247
CMO Series 2007-42 Class B
05/25/37	6.000%	2,000,000	2,321,587
CMO Series 2007-76 Class PD
03/25/36	6.000%	2,000,000	2,141,815
CMO Series 2007-76 Class ZG
08/25/37	6.000%	3,966,621	4,620,182

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2007-84 Class PE
05/25/34	6.000%	$2,000,000	$2,092,870
CMO Series 2008-68 Class VB
03/25/27	6.000%	4,365,000	4,772,333
CMO Series 2008-80 Class GP
09/25/38	6.250%	995,506	1,120,484
CMO Series 2009-59 Class HB
08/25/39	5.000%	1,670,154	1,879,029
CMO Series 2009-60 Class HT
08/25/39	6.000%	3,297,641	3,704,064
CMO Series 2009-79 Class UA
03/25/38	7.000%	838,435	962,483
CMO Series 2009-W1 Class A
12/25/49	6.000%	6,148,151	6,916,244
CMO Series 2010-111 Class AE
04/25/38	5.500%	11,196,102	11,983,353
CMO Series 2010-111 Class AM
10/25/40	5.500%	3,000,000	3,513,206
CMO Series 2010-133 Class A
05/25/38	5.500%	7,699,914	8,273,342
CMO Series 2010-148 Class MA
02/25/39	4.000%	2,705,840	2,864,610
CMO Series 2010-2 Class LC
02/25/40	5.000%	1,200,000	1,342,765
CMO Series 2010-47 Class AV
05/25/21	5.000%	4,308,961	4,769,584
CMO Series 2010-83 Class DN
12/25/20	4.500%	2,910,053	3,243,668
CMO Series 2010-9 Class PC
10/25/39	4.500%	2,500,000	2,617,564
CMO Series 2011-118 Class MT
11/25/41	7.000%	4,593,160	5,232,062
CMO Series 2011-118 Class NT
11/25/41	7.000%	5,616,686	6,393,882
CMO Series 2011-39 Class ZA
11/25/32	6.000%	2,251,873	2,539,221
CMO Series G94-8 Class K
07/17/24	8.000%	647,105	749,151
Federal National Mortgage Association(e)(g)(h)
CMO PO Series 2000-18 Class EC
10/25/23	0.000%	345,500	315,708
Federal National Mortgage Association(e)(h)
CMO PO STRIPS Series 293 Class 1
12/01/24	0.000%	939,500	868,586
CMO PO STRIPS Series 300 Class 1
09/01/24	0.000%	886,353	816,211
CMO PO Series 2003-128 Class NO
01/25/19	0.000%	514,859	506,313
CMO PO Series 2003-23 Class QO
01/15/32	0.000%	282,114	278,317
CMO PO Series 2004-46 Class EP
03/25/34	0.000%	903,321	828,660
CMO PO Series 2004-61 Class BO
10/25/32	0.000%	736,768	703,078
CMO PO Series 2006-113 Class PO
07/25/36	0.000%	625,200	585,781
CMO PO Series 2006-15 Class OP
03/25/36	0.000%	776,443	688,960

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO PO Series 2006-56 Class OA
10/15/24	0.000%	$1,000,000	$983,992
CMO PO Series 2006-59 Class CO
08/25/35	0.000%	5,266	5,265
CMO PO Series 2006-60 Class CO
06/25/35	0.000%	995,307	918,679
CMO PO Series 2006-60 Class DO
04/25/35	0.000%	1,098,151	999,542
CMO PO Series 2006-86 Class OB
09/25/36	0.000%	1,765,179	1,574,164
CMO PO Series 2009-113 Class AO
01/25/40	0.000%	1,024,301	967,150
CMO PO Series 2009-69 Class PO
09/25/39	0.000%	697,763	640,635
CMO PO Series 2009-86 Class BO
03/25/37	0.000%	679,677	647,034
CMO PO Series 2009-86 Class OT
10/25/37	0.000%	2,002,269	1,813,577
CMO PO Series 2010-39 Class OT
10/25/35	0.000%	877,041	781,438
CMO PO Series 2010-68 Class CO
07/25/40	0.000%	1,472,173	1,381,645
CMO PO Series 314 Class 1
07/01/31	0.000%	842,177	789,929
CMO PO Series 3151 Class PO
05/15/36	0.000%	929,639	882,144
Federal National Mortgage Association(e)(f)
CMO IO Series 2009-71 Class BI
08/25/24	4.500%	1,147,277	100,975
CMO IO Series 2009-86 Class IP
10/25/39	5.500%	1,796,297	261,559
CMO IO Series 2009-86 Class UI
10/25/14	4.000%	4,287,930	219,680
CMO IO Series 2010-155 Class KI
01/25/21	3.000%	5,474,831	409,902
Government National Mortgage Association(d)(e)
CMO Series 2007-16 Class NS
04/20/37	22.429%	554,997	844,586
CMO Series 2011-137 Class WA
07/20/40	5.542%	3,797,306	4,187,692
Government National Mortgage Association(d)(e)(f)
CMO IO Series 2005-3 Class SE
01/20/35	5.858%	3,421,612	539,645
CMO IO Series 2006-38 Class SG
09/20/33	6.408%	4,326,439	399,701
CMO IO Series 2007-26 Class SW
05/20/37	5.958%	6,362,306	1,013,818
CMO IO Series 2007-40 Class SN
07/20/37	6.438%	4,137,802	648,335
CMO IO Series 2008-62 Class SA
07/20/38	5.908%	3,166,635	474,724
CMO IO Series 2008-76 Class US
09/20/38	5.658%	5,104,994	779,263
CMO IO Series 2008-95 Class DS
12/20/38	7.058%	4,362,225	693,647
CMO IO Series 2009-102 Class SM
06/16/39	6.158%	5,697,285	690,955
CMO IO Series 2009-106 Class ST

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
02/20/38	5.758%	$5,401,242	$869,083
CMO IO Series 2009-64 Class SN
07/16/39	5.858%	4,739,312	647,786
CMO IO Series 2009-67 Class SA
08/16/39	5.808%	3,058,538	420,794
CMO IO Series 2009-72 Class SM
08/16/39	6.008%	5,255,498	718,100
CMO IO Series 2009-81 Class SB
09/20/39	5.848%	6,286,559	990,593
CMO IO Series 2009-83 Class TS
08/20/39	5.858%	5,896,867	906,534
CMO IO Series 2010-47 Class PX
06/20/37	6.458%	6,888,333	1,093,296
CMO IO Series 2011-75 Class SM
05/20/41	6.358%	4,134,748	730,865
Government National Mortgage Association(e)
09/15/22	5.000%	1,486,340	1,605,774
09/20/38-08/20/39	6.000%	8,798,947	9,926,292
09/20/38-12/20/38	7.000%	1,165,994	1,348,627
CMO Series 1998-11 Class Z
04/20/28	6.500%	825,388	961,574
CMO Series 1999-16 Class Z
05/16/29	6.500%	749,692	878,962
CMO Series 2002-47 Class PG
07/16/32	6.500%	797,021	934,007
CMO Series 2003-25 Class PZ
04/20/33	5.500%	4,893,503	5,683,702
CMO Series 2003-75 Class ZX
09/20/33	6.000%	3,168,254	3,621,688
CMO Series 2005-26 Class XY
03/20/35	5.500%	1,321,000	1,472,302
CMO Series 2005-72 Class AZ
09/20/35	5.500%	1,428,583	1,695,818
CMO Series 2006-17 Class JN
04/20/36	6.000%	1,793,533	2,010,781
CMO Series 2006-33 Class NA
01/20/36	5.000%	2,811,877	3,060,593
CMO Series 2006-69 Class MB
12/20/36	5.500%	3,500,000	3,912,225
CMO Series 2007-6 Class LD
03/20/36	5.500%	1,500,000	1,621,689
CMO Series 2007-70 Class TA
08/20/36	5.750%	1,846,761	1,932,025
CMO Series 2008-23 Class PH
03/20/38	5.000%	2,399,577	2,655,603
CMO Series 2009-104 Class AB
08/16/39	7.000%	2,529,578	3,066,684
CMO Series 2009-2 Class PA
12/20/38	5.000%	1,549,282	1,658,281
CMO Series 2009-44 Class VA
05/16/20	5.500%	2,803,252	3,050,588
CMO Series 2009-89 Class VA
07/20/20	5.000%	2,454,439	2,768,474
CMO Series 2010-130 Class CP
10/16/40	7.000%	2,975,967	3,490,900

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2010-14 Class QP
12/20/39	6.000%	$2,563,927	$2,780,624
CMO Series 2011-43 Class ZQ
01/16/33	5.500%	2,112,816	2,491,882
Government National Mortgage Association(e)(h)
CMO PO Series 2008-1 Class PO
01/20/38	0.000%	825,218	736,317
CMO PO Series 2010-14 Class AO
12/20/32	0.000%	1,023,895	961,877
CMO PO Series 2010-14 Class EO
06/16/33	0.000%	438,005	422,481
CMO PO Series 2010-157 Class OP
12/20/40	0.000%	2,343,238	1,963,240
Government National Mortgage Association(e)(f)
CMO IO Series 2010-107 Class IL
07/20/39	6.000%	1,898,492	681,091
CMO IO Series 2010-144 Class BI
09/16/37	4.000%	9,140,082	1,198,284
CMO IO Series 2011-56 Class BI
04/16/41	4.500%	1,524,498	56,017

Total Residential Mortgage-Backed Securities - Agency (Cost: $681,395,434)			$707,022,579

Residential Mortgage-Backed Securities - Non-Agency 10.2%
ASG Resecuritization Trust(a)(d)(e)
CMO Series 2009-2 Class G60
05/24/36	5.205%	800,000	777,630
CMO Series 2009-3 Class A65
03/26/37	2.679%	2,249,480	2,216,602
CMO Series 2010-3 Class 2A22
10/28/36	0.326%	796,638	787,935
CMO Series 2010-4 Class 2A20
11/28/36	0.363%	629,372	622,063
CMO Series 2011-1 Class 3A50
11/28/35	2.555%	897,277	873,605
ASG Resecuritization Trust(a)(e)
CMO Series 2011-1 Class 1A85
09/28/20	4.000%	1,628,892	1,636,947
American General Mortgage Loan Trust(a)(d)(e)
CMO Series 2009-1 Class A4
09/25/48	5.750%	2,200,000	2,211,372
CMO Series 2009-1 Class A5
09/25/48	5.750%	1,450,000	1,455,836
CMO Series 2009-1 Class A7
09/25/48	5.750%	2,550,000	2,616,654
CMO Series 2010-1A Class A1
03/25/58	5.150%	974,857	987,794
BCAP LLC Trust(a)(d)(e)
05/26/41	0.391%	2,201,701	1,949,804
08/26/37	5.000%	1,629,429	1,592,301
CMO Series 2009-RR13 Class 17A2
04/26/37	5.500%	1,452,690	1,506,062
CMO Series 2010-RR12 Class 2A5
01/26/36	4.500%	1,225,423	1,254,066
CMO Series 2010-RR4 Class 12A1
06/26/36	4.000%	607,244	614,489

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2010-RR6 Class 22A3
06/26/36	5.000%	$926,891	$958,013
CMO Series 2010-RR6 Class 5A1
11/26/37	4.979%	507,178	508,867
CMO Series 2010-RR7 Class 15A1
01/26/36	1.041%	551,184	530,594
CMO Series 2010-RR7 Class 16A1
02/26/47	0.859%	899,873	872,910
CMO Series 2010-RR7 Class 1A5
04/26/35	5.003%	998,950	1,011,239
CMO Series 2010-RR7 Class 2A1
07/26/45	5.260%	1,546,046	1,521,601
CMO Series 2010-RR8 Class 3A3
05/26/35	5.081%	581,820	595,102
CMO Series 2010-RR8 Class 3A4
05/26/35	5.081%	1,000,000	894,915
CMO Series 2011-RR10 Class 2A1
09/01/26	0.189%	2,447,670	2,146,997
CMO Series 2011-RR2 Class 3A3
11/21/35	2.989%	991,281	986,090
Series 2011-RR5 Class 14A3
07/26/36	2.830%	1,707,922	1,618,256
BCAP LLC Trust(a)(d)(e)(i)
CMO Series 2012-RR2 Class 1A1
08/26/30	0.412%	2,395,473	2,217,322
Banc of America Alternative Loan Trust
CMO Series 2004-1 Class 1A1(e)
02/25/34	6.000%	1,006,233	1,059,445
Banc of America Funding Corp.(a)(d)(e)
CMO Series 2010-R4 Class 5A1
07/26/36	0.391%	306,544	298,458
Banc of America Funding Corp.(a)(e)
CMO Series 2010-R5 Class 1A1
10/26/37	5.500%	1,213,483	1,261,423
Banc of America Funding Corp.(e)
CMO Series 2004-3 Class 1A1
10/25/34	5.500%	755,828	776,105
Banc of America Mortgage Securities, Inc.(d)(e)
CMO Series 2004-C Class 2A2
04/25/34	2.987%	593,681	586,239
Banc of America Mortgage Securities, Inc.(e)
CMO Series 2003-3 Class 1A7
05/25/33	5.500%	1,500,036	1,537,327
CMO Series 2004-3 Class 1A26
04/25/34	5.500%	2,200,000	2,246,526
Banc of America Mortgage Securities, Inc.(e)(h)
CMO PO Series 2004-5 Class 1A9
06/25/34	0.000%	1,000,000	739,826
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2003-4 Class 3A1(d)(e)
07/25/33	4.991%	289,970	291,397
Bear Stearns Alt-A Trust CMO Series 2005-2 Class 1A1(d)(e)
03/25/35	0.742%	690,794	591,233

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Bear Stearns Commercial Mortgage Securities CMO IO Series 2007-T26 Class X1(a)(d)(e)(f)
01/12/45	0.057%	$86,514,094	$478,856
Chase Mortgage Finance Corp.(d)(e)
CMO Series 2007-A1 Class 2A1
02/25/37	2.754%	1,215,105	1,207,501
CMO Series 2007-A1 Class 7A1
02/25/37	2.718%	733,848	702,956
Chase Mortgage Finance Corp.(e)
CMO Series 2003-S2 Class A1
03/25/18	5.000%	551,667	558,414
Chase Mortgage Finance Corp CMO Series 2007-A1 Class 1A3(d)(e)
02/25/37	2.794%	2,792,102	2,801,570
Citicorp Mortgage Securities, Inc. CMO Series 2004-4 Class A4(e)
06/25/34	5.500%	1,499,082	1,567,173
Citigroup Mortgage Loan Trust, Inc.(a)(d)(e)
CMO Series 2008-AR4 Class 1A1A
11/25/38	3.037%	2,098,945	2,085,522
CMO Series 2009-10 Class 1A1
09/25/33	2.459%	1,652,687	1,638,003
CMO Series 2009-11 Class 3A1
05/25/37	5.750%	2,000,000	2,117,422
CMO Series 2010-10 Class 2A1
02/25/36	2.584%	1,475,254	1,465,638
CMO Series 2011-3 Class 1A1
02/25/47	0.322%	881,954	868,034
CMO Series 2011-5 Class 1A1
06/25/20	0.432%	1,445,655	1,321,413
Citigroup Mortgage Loan Trust, Inc.(a)(e)
CMO Series 2010-8 Class 5A6
11/25/36	4.000%	8,906,554	9,112,856
CMO Series 2010-8 Class 6A6
12/25/36	4.500%	7,635,884	7,879,675
Citigroup Mortgage Loan Trust, Inc.(e)
CMO Series 2003-1 Class 3A4
09/25/33	5.250%	1,046,767	1,106,000
CMO Series 2005-2 Class 2A11
06/25/35	5.500%	691,581	686,379
Citigroup Mortgage Loan Trust, Inc CMO Series 2010-7 Class 10A1(a)(d)(e)
02/25/35	2.614%	714,440	719,344
Citigroup/Deutsche Bank Commercial Mortgage Trust CMO IO Series 2006-CD2 Class X(a)(d)(e)(f)
01/15/46	0.080%	254,640,653	605,026
Countrywide Home Loan Mortgage Pass Through Trust(e)
CMO Series 2003-29 Class A1
08/25/33	5.500%	590,634	604,953
CMO Series 2004-3 Class A26
04/25/34	5.500%	719,067	741,914
Countrywide Home Loan Mortgage Pass-Through Trust(e)
CMO Series 2003-40 Class A5
10/25/18	4.500%	1,410,199	1,453,411
CMO Series 2004-13 Class 1A4
08/25/34	5.500%	1,083,566	1,101,737

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2004-5 Class 1A4
06/25/34	5.500%	$1,501,249	$1,555,696
Credit Suisse First Boston Mortgage Securities Corp.(e)
CMO Series 2003-21 Class 1A4
09/25/33	5.250%	780,208	790,504
CMO Series 2003-27 Class 5A4
11/25/33	5.250%	1,088,889	1,126,736
CMO Series 2004-4 Class 2A4
09/25/34	5.500%	1,411,656	1,488,437
CMO Series 2004-5 Class 3A1
08/25/19	5.250%	870,685	898,386
CMO Series 2004-8 Class 1A4
12/25/34	5.500%	1,141,567	1,199,986
Credit Suisse Mortgage Capital Certificates(a)(d)(e)
CMO Series 2010-11R Class A1
06/28/47	1.241%	160,142	159,027
CMO Series 2010-12R Class 14A1
12/26/37	2.708%	819,243	813,684
CMO Series 2010-12R Class 5A1
04/26/37	3.000%	553,376	552,023
CMO Series 2010-15R Class 7A1
10/26/37	4.752%	348,556	344,470
CMO Series 2010-15R Class 7A2
10/26/37	4.752%	250,000	233,415
CMO Series 2010-16 Class A4
06/25/50	4.250%	2,000,000	1,582,782
CMO Series 2010-17R Class 1A1
06/26/36	2.521%	760,924	751,539
CMO Series 2010-17R Class 5A1
07/26/36	2.858%	900,081	895,962
CMO Series 2010-1R Class 5A1
01/27/36	5.000%	793,870	821,280
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	2,672,176	2,626,225
CMO Series 2011-1R Class A1
02/27/47	1.241%	3,230,965	3,179,823
CMO Series 2011-6R Class 3A1
07/28/36	2.858%	1,424,336	1,342,748
CMO Series 2011-7R Class A1
08/28/47	1.491%	3,756,421	3,687,546
CMO Series 2011-9R Class A1
03/27/46	2.241%	4,231,622	4,206,224
Credit Suisse Mortgage Capital Certificates(a)(e)
CMO Series 2010-1R Class 26A1
05/27/37	4.750%	1,136,020	1,140,550
Credit Suisse Mortgage Capital Certificates(e)
CMO Series 2012-3R Class 1A1
02/27/42	3.250%	3,000,000	3,007,500
Deutsche Mortgage Securities, Inc. CMO Series 2010-RS2 Class A1(a)(d)(e)
10/25/47	1.491%	595,716	590,654
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities CMO Series T-56 Class A5(e)
05/25/43	5.231%	2,358,717	2,615,689
Federal National Mortgage Association(c)(e)
05/11/42	0.851%	2,000,000	2,001,250

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
05/04/42	0.902%	$1,500,000	$1,500,937
Federal National Mortgage Association(e)
CMO Series 2004-W10 Class A6
08/25/34	5.750%	3,000,000	3,298,594
CMO Series 2006-W3 Class 2A
09/25/46	6.000%	1,121,469	1,250,905
Freedom Trust Series 2011-1 Class A13(a)(d)(e)
11/25/37	0.374%	838,731	802,036
GMAC Mortgage Corp. Loan Trust(d)(e)
CMO Series 2003-AR2 Class 2A4
12/19/33	2.994%	1,584,873	1,568,933
GMAC Mortgage Corp. Loan Trust(e)
CMO Series 2004-J1 Class A20
04/25/34	5.500%	962,797	986,597
GS Mortgage Securities Corp. II CMO IO Series 2006-GG8 Class X(a)(d)(e)(f)
11/10/39	0.600%	24,244,726	513,673
GSMPS Mortgage Loan Trust(a)(d)(e)
CMO Series 2005-RP3 Class 1AF
09/25/35	0.592%	1,570,837	1,231,575
GSMPS Mortgage Loan Trust(a)(d)(e)(f)
CMO IO Series 2005-RP3 Class 1AS
09/25/35	5.105%	1,217,399	182,097
GSR Mortgage Loan Trust(d)(e)
CMO Series 2005-5F Class 8A3
06/25/35	0.742%	322,499	284,855
GSR Mortgage Loan Trust(e)
CMO Series 2003-7F Class 1A4
06/25/33	5.250%	1,574,600	1,560,623
Impac CMB Trust CMO Series 2005-4 Class 2A1(d)(e)
05/25/35	0.542%	891,588	815,928
Impac Secured Assets CMN Owner Trust(d)(e)
CMO Series 2006-1 Class 2A1
05/25/36	0.592%	1,112,309	1,020,291
CMO Series 2006-2 Class 2A1
08/25/36	0.592%	1,656,980	1,479,439
JPMorgan Mortgage Trust(d)(e)
CMO Series 2007-A1 Class 5A5
07/25/35	2.853%	1,470,048	1,422,620
Series 2006-A2 Class 5A3
11/25/33	2.650%	2,406,895	2,383,127
JPMorgan Reremic(a)(d)(e)
CMO Series 2009-6 Class 4A1
09/26/36	5.667%	896,081	911,897
CMO Series 2010-4 Class 7A1
08/26/35	4.268%	766,921	754,656
LB-UBS Commercial Mortgage Trust CMO IO Series 2006-C1 Class XCL(a)(d)(e)(f)
02/15/41	0.153%	49,076,511	564,134
LVII Resecuritization Trust(a)(d)(e)
CMO Series 2009-2 Class A4
09/27/37	2.867%	262,871	256,792
CMO Series 2009-2 Class A5
09/27/37	2.965%	1,700,000	1,695,750

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2009-2 Class M3
09/27/37	5.479%	$2,000,000	$2,090,000
MASTR Asset Securitization Trust CMO Series 2004-P7 Class A6(a)(e)
12/27/33	5.500%	880,157	929,653
MLCC Mortgage Investors, Inc.(d)(e)
CMO Series 2003-A Class 2A1
03/25/28	1.022%	1,089,233	994,927
CMO Series 2003-E Class A1
10/25/28	0.862%	635,340	564,621
CMO Series 2004-1 Class 2A1
12/25/34	2.235%	1,277,446	1,276,744
CMO Series 2004-G Class A2
01/25/30	1.401%	1,250,602	1,176,476
Mastr Adjustable Rate Mortgages Trust(d)(e)
CMO Series 2004-13 Class 2A1
04/21/34	2.657%	1,463,205	1,463,521
CMO Series 2004-13 Class 3A7
11/21/34	2.718%	2,000,000	1,955,882
Mastr Seasoned Securities Trust CMO Series 2004-2 Class A1(e)
08/25/32	6.500%	1,081,732	1,137,223
Merrill Lynch Mortgage Investors, Inc. CMO Series 2004-A4 Class A2(d)(e)
08/25/34	2.600%	1,531,134	1,482,944
Merrill Lynch/Countrywide Commercial Mortgage Trust CMO IO Series 2006-4 Class XC(a)(d)(e)(f)
12/12/49	0.201%	24,246,108	307,465
Morgan Stanley Capital I CMO IO Series 2007-HQ11 Class X(a)(d)(e)(f)
02/12/44	0.229%	87,262,336	638,586
Morgan Stanley Mortgage Loan Trust CMO Series 2004-3 Class 4A(d)(e)
04/25/34	5.654%	1,207,814	1,225,094
Morgan Stanley Reremic Trust(a)(e)
07/27/49	2.000%	5,900,000	5,900,000
CMO Series 2009-IO Class A1
07/17/56	3.000%	369,736	371,585
Series 2010-C30A Class A3A
12/17/43	3.250%	243,524	243,234
Morgan Stanley Reremic Trust(a)(e)(h)
CMO PO Series 2009 Class B
07/17/56	0.000%	2,250,000	1,974,375
Morgan Stanley Reremic Trust(a)(e)(i)
07/27/49	0.250%	800,000	531,608
NCUA Guaranteed Notes(d)(e)(j)
CMO Series 2010-R3 Class 1A
12/08/20	0.803%	1,349,179	1,354,238
NCUA Guaranteed Notes(e)
CMO Series 2010-R3 Class 3A
12/08/20	2.400%	712,432	723,674
Nomura Asset Acceptance Corp. CMO Series 2004-R2 Class A1(a)(d)(e)
08/25/34	6.500%	359,288	353,075

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
PennyMac Loan Trust Series 2010-NPL1 Class M1(a)(d)(e)
05/25/50	5.000%	$548,830	$543,700
Prime Mortgage Trust CMO Series 2004-2 Class A2(e)
11/25/19	4.750%	1,415,820	1,459,606
RBSSP Resecuritization Trust(a)(d)(e)
CMO Series 2010-9 Class 3A1
10/26/34	5.000%	1,063,078	1,111,423
CMO Series 2010-9 Class 7A5
05/26/37	4.000%	1,687,037	1,673,790
Series 2010-4 Class 2A1
11/26/35	5.749%	943,241	959,467
RBSSP Resecuritization Trust(a)(e)
CMO Series 2009-1 Class 1A1
02/26/36	6.500%	932,533	991,538
CMO Series 2009-2 Class 1A1
08/26/37	7.000%	531,179	559,802
CMO Series 2010-12 Class 8A1
06/27/21	4.000%	726,106	731,828
Real Estate Asset Trust Series 2011-2A Class A1(a)(e)
05/25/49	5.750%	508,632	508,632
Residential Accredit Loans, Inc.(d)(e)
CMO Series 2003-QS13 Class A5
07/25/33	0.892%	756,046	655,766
Residential Accredit Loans, Inc.(e)
CMO Series 2003-QS15 Class A7
08/25/33	5.500%	1,601,592	1,648,106
CMO Series 2004-QS3 Class CB
03/25/19	5.000%	1,006,897	1,018,607
Residential Asset Mortgage Products, Inc. CMO Series 2004-SL2 Class A3(e)
10/25/31	7.000%	1,357,671	1,421,661
Residential Asset Securitization Trust CMO Series 2004-IP2 Class 1A1(d)(e)
12/25/34	2.573%	804,028	736,791
Residential Funding Mortgage Securities I(e)
CMO Series 2003-S4 Class A4
03/25/33	5.750%	1,533,127	1,612,120
CMO Series 2005-S1 Class 2A1
02/25/20	4.750%	595,937	613,453
Sequoia Mortgage Trust CMO Series 2004-12 Class A3(d)(e)
01/20/35	1.063%	1,286,257	987,565
Structured Adjustable Rate Mortgage Loan Trust(d)(e)
CMO Series 2004-4 Class 5A
04/25/34	5.392%	1,017,770	947,192
CMO Series 2004-6 Class 5A4
06/25/34	4.914%	1,000,000	994,188
Structured Asset Mortgage Investments, Inc. CMO Series 2004-AR5 Class 1A1(d)(e)
10/19/34	0.902%	1,229,208	1,110,794
Structured Asset Securities Corp.(d)(e)
CMO Series 2003-34A Class 3A3

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
11/25/33	2.623%	$865,602	$814,374
CMO Series 2003-40A Class 3A2
01/25/34	2.548%	1,010,093	907,152
CMO Series 2004-21XS Class 2A4A
12/25/34	4.900%	2,000,000	2,002,992
CMO Series 2004-4XS Class 1A5
02/25/34	5.490%	1,104,808	1,118,396
Series 2004-6XS Class A5A
03/25/34	5.530%	876,868	877,478
Structured Asset Securities Corp.(e)
CMO Series 2003-30 Class 1A5
10/25/33	5.500%	1,623,865	1,674,174
Vendee Mortgage Trust CMO Series 1998-2 Class 1G(e)
06/15/28	6.750%	754,317	867,624
WaMu Mortgage Pass-Through Certificates(d)(e)
CMO Series 2003-AR5 Class A7
06/25/33	2.577%	783,453	787,611
CMO Series 2003-AR6 Class A1
06/25/33	2.570%	1,071,357	1,047,797
CMO Series 2003-AR7 Class A7
08/25/33	2.440%	1,326,064	1,299,626
CMO Series 2004-AR3 Class A2
06/25/34	2.550%	689,267	680,899
CMO Series 2004-S1 Class 1A3
03/25/34	0.642%	208,851	203,567
WaMu Mortgage Pass-Through Certificates(e)
CMO Series 2003-S8 Class A4
09/25/18	4.500%	215,716	217,266
CMO Series 2004-CB1 Class 3A2
06/25/34	5.500%	2,500,000	2,573,545
CMO Series 2004-CB3 Class 4A
10/25/19	6.000%	682,434	708,032
CMO Series 2004-S3 Class 1A5
07/25/34	5.000%	628,538	650,431
Washington Mutual MSC Mortgage Pass-Through Certificates CMO Series 2003-MS2 Class 1A1(e)
02/25/33	5.750%	705,810	733,467
Wells Fargo Mortgage Backed Securities Trust CMO Series 2004P Class 2A1(d)(e)
09/25/34	2.676%	2,739,319	2,733,753
Wells Fargo Mortgage Loan Trust CMO Series 2012-RR1 Class A1(a)(d)(e)
08/27/37	2.847%	1,276,087	1,265,758
Wells Fargo Mortgage-Backed Securities Trust(d)(e)
CMO Series 2003-J Class 2A1
10/25/33	4.420%	590,349	597,806
CMO Series 2003-L Class 2A1
11/25/33	4.538%	695,224	703,132
CMO Series 2003N Class 2A2
12/25/33	4.733%	839,737	846,673
CMO Series 2004-EE Class 2A1
12/25/34	2.704%	243,738	242,662
CMO Series 2004-G Class A3
06/25/34	4.714%	539,147	553,850

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2004-U Class A1
10/25/34	2.716%	$1,198,145	$1,193,443
CMO Series 2004-W Class A9
11/25/34	2.608%	1,726,172	1,646,573
CMO Series 2005-AR8 Class 2A1
06/25/35	2.682%	383,743	368,400
CMO Series 2005-AR9 Class 2A1
10/25/33	2.665%	790,233	780,030
Wells Fargo Mortgage-Backed Securities Trust(e)
CMO Series 2003-11 Class 1A10
10/25/18	4.750%	642,528	659,444
CMO Series 2004-4 Class A9
05/25/34	5.500%	1,297,389	1,335,320
CMO Series 2004-8 Class A1
08/25/19	5.000%	419,903	431,832
CMO Series 2005-1 Class 2A1
01/25/20	5.000%	611,323	626,666
CMO Series 2005-14 Class 1A1
12/25/35	5.500%	877,382	906,256

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $226,534,692)			$226,311,420

Commercial Mortgage-Backed Securities - Agency 4.7%
Federal National Mortgage Association(d)(e)
CMO Series 2010-M3 Class A3
03/25/20	4.332%	4,000,000	4,362,068
Federal National Mortgage Association(e)
01/01/21	4.380%	2,463,968	2,732,975
05/01/21	4.360%	1,500,000	1,709,690
08/01/21	4.130%	1,489,875	1,628,835
08/01/21	3.870%	1,986,981	2,138,232
07/01/21	4.260%	2,500,000	2,756,691
08/01/21	4.500%	4,000,000	4,450,153
10/01/21	3.590%	2,000,000	2,108,601
01/01/21	4.301%	1,481,080	1,644,182
01/01/20	4.540%	1,459,575	1,627,464
10/01/17	2.690%	2,500,000	2,603,762
11/01/18	2.970%	1,955,995	2,045,416
10/01/20	3.290%	1,500,000	1,581,478
10/01/17	2.490%	1,461,377	1,510,056
11/01/20	3.230%	2,500,000	2,613,495
05/01/21	4.390%	1,500,000	1,664,263
03/01/18	3.800%	1,650,027	1,790,984
04/01/21	4.380%	2,500,000	2,771,187
04/01/21	4.250%	2,500,000	2,751,165
04/01/21	4.250%	2,000,000	2,200,932
12/01/19	4.180%	2,664,243	2,924,208
01/01/21	4.050%	3,000,000	3,262,686
06/01/21	4.340%	3,000,000	3,316,016
06/01/21	4.240%	2,000,000	2,201,690
07/01/26	4.450%	2,979,024	3,252,595
11/01/19	4.130%	1,500,000	1,641,004
04/01/20	4.350%	1,500,000	1,662,051
07/01/20	4.066%	2,500,000	2,701,859

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
07/01/20	3.950%	$2,000,000	$2,168,775
09/01/20	3.505%	2,441,827	2,593,267
01/01/18	3.520%	2,494,015	2,683,888
02/01/20	4.369%	2,447,743	2,720,753
01/01/20	4.530%	4,895,926	5,469,379
02/01/20	4.400%	8,000,000	8,889,346
04/01/20	4.369%	2,934,799	3,264,112
06/01/37	5.832%	1,269,961	1,450,812
01/01/22	3.120%	2,000,000	2,062,564
02/01/22	3.140%	3,000,000	3,058,865
01/01/17	1.990%	1,500,000	1,497,991
CMO Series 2011-M1 Class A3
06/25/21	3.763%	1,500,000	1,580,505

Total Commercial Mortgage-Backed Securities - Agency (Cost: $100,715,486)			$105,093,995

Commercial Mortgage-Backed Securities - Non-Agency 2.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc.(d)(e)
Series 2006-3 Class A4
07/10/44	5.889%	500,000	561,234
Banc of America Merrill Lynch Commercial Mortgage, Inc.(e)
Series 2005-3 Class AM
07/10/43	4.727%	1,000,000	1,054,679
Series 2006-5 Class A4
09/10/47	5.414%	400,000	443,778
Bear Stearns Commercial Mortgage Securities Series 2004-PWR4 Class A3(d)(e)
06/11/41	5.468%	1,100,000	1,180,337
CW Capital Cobalt Ltd.(d)(e)(f)
CMO IO Series 2006-C1 Class IO
08/15/48	0.722%	22,273,466	543,807
CW Capital Cobalt Ltd.(e)
Series 2006-C1 Class A4
08/15/48	5.223%	1,200,000	1,316,816
Citigroup Commercial Mortgage Trust(d)(e)
Series 2005-C3 Class AM
05/15/43	4.830%	1,230,000	1,279,945
Citigroup Commercial Mortgage Trust(e)
Series 2006-C5 Class A4
10/15/49	5.431%	750,000	848,941
Citigroup/Deutsche Bank Commercial Mortgage Trust(a)(d)(e)(f)
CMO IO Series 2007-CD4 Class XC
12/11/49	0.156%	88,424,485	858,160
Citigroup/Deutsche Bank Commercial Mortgage Trust(d)(e)
Series 2005-CD1 Class AM
07/15/44	5.225%	875,000	939,615
Commercial Mortgage Asset Trust Series 1999-C1 Class D(d)(e)
01/17/32	7.350%	1,500,000	1,617,950
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3 Class AM(e)
07/15/37	4.730%	1,000,000	1,058,982

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A3(d)(e)
03/15/39	5.663%	$1,300,000	$1,427,141
DBRR Trust CMO IO Series 2011-C32 Class A3X1(a)(d)(e)(i)
06/17/49	0.422%	6,000,000	103,088
FDIC Structured Sale Guaranteed Notes Series 2010-C1 Class A(a)(e)
12/06/20	2.980%	1,992,993	2,073,865
GE Capital Commercial Mortgage Corp.(d)(e)
Series 2005-C1 Class AJ
06/10/48	4.826%	1,700,000	1,762,920
Series 2005-C1 Class B
06/10/48	4.846%	800,000	808,399
GS Mortgage Securities Corp. II Series 2004-GG2 Class A6(b)(d)(e)
08/01/38	5.396%	2,100,000	2,266,773
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4(b)(d)(e)
07/10/38	5.883%	1,000,000	1,132,771
JP Morgan Chase Commercial Mortgage Securities Corp.(d)(e)
Series 2004-CB9 Class A4
06/12/41	5.575%	1,000,000	1,083,733
Series 2006-LDP9 Class A3SF
05/15/47	0.397%	917,402	844,002
JP Morgan Chase Commercial Mortgage Securities Corp.(e)
Series 2004-CB8 Class A4
03/12/14	4.404%	1,000,000	1,052,329
JPMorgan Chase Commercial Mortgage Securities Corp.(d)(e)
Series 2005-CB11 Class AJ
08/12/37	5.366%	1,000,000	1,025,481
JPMorgan Chase Commercial Mortgage Securities Corp.(d)(e)(f)
CMO IO Series 2006-CB15 Class X1
06/12/43	0.070%	91,600,049	628,505
JPMorgan Chase Commercial Mortgage Securities Corp.(e)
Series 2006-CB16 Class A4
05/12/45	5.552%	1,000,000	1,118,765
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4(e)
03/15/36	4.367%	1,281,000	1,348,465
Merrill Lynch Mortgage Trust Series 2005-LC1 Class AJ(d)(e)
01/12/44	5.325%	1,000,000	983,042
Morgan Stanley Capital I(a)(d)(e)(f)
CMO IO Series 2006-IQ12 Class X1
12/15/43	0.136%	51,732,741	724,672
CMO IO Series 2006-T21 Class X
10/12/52	0.178%	99,270,359	767,062
Morgan Stanley Capital I(e)
Series 2004-HQ4 Class A7
04/14/40	4.970%	2,000,000	2,131,128
Morgan Stanley Reremic Trust(a)(e)
Series 2010-HQ4B Class A7A
04/16/40	4.970%	2,500,000	2,654,542
Series 2011-IO Class A

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
02/23/51	2.500%	$2,404,849	$2,416,874
Morgan Stanley Reremic Trust(a)(e)(i)
Series 2009-IO Class A2
07/17/56	5.000%	2,100,000	2,149,875
NCUA Guaranteed Notes CMO Series 2010-C1 Class APT(e)
10/29/20	2.650%	5,683,800	5,892,264
WF-RBS Commercial Mortgage Trust(a)(e)
Series 2011-C3 Class A4
03/15/44	4.375%	1,200,000	1,292,897
WF-RBS Commercial Mortgage Trust(c)(e)
Series 2012-C6 Class A4
04/15/45	3.440%	960,000	974,201
Wachovia Bank Commercial Mortgage Trust(a)(d)(e)(f)
CMO IO Series 2004-C12 Class IO
07/15/41	0.024%	240,158,949	268,738
CMO IO Series 2006-C24 Class XC
03/15/45	0.041%	148,704,728	606,120
Wachovia Bank Commercial Mortgage Trust(d)(e)
Series 2003-C9 Class A4
12/15/35	5.012%	2,000,000	2,107,652
Series 2004-C11 Class A5
01/15/41	5.215%	1,305,000	1,400,685

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $52,013,411)			$52,750,233

Asset-Backed Securities - Agency 0.1%
Federal National Mortgage Association Series 2003-W16 Class AF5(d)
11/25/33	4.624%	1,933,782	1,933,518
Total Asset-Backed Securities - Agency (Cost: $2,013,107)			$1,933,518

Asset-Backed Securities - Non-Agency 2.9%
AH Mortgage Advance Trust(a)
Series SART-1 Class A2
05/10/43	3.370%	3,000,000	3,006,000
Series SART-2 Class A1
09/15/43	3.270%	2,347,000	2,347,291
Series SART-2 Class B1
09/15/43	6.900%	800,000	796,918
Series SART-3 Class 1A1
03/13/43	2.980%	1,176,000	1,176,186
Series SART-3 Class 1A2
03/13/44	3.720%	2,756,000	2,756,416
Ally Auto Receivables Trust
Series 2010-3 Class A3
10/15/14	1.110%	1,385,000	1,391,027
Series 2010-3 Class A4
08/17/15	1.550%	536,000	543,568
Series 2011-1 Class A2
10/15/13	0.810%	189,103	189,197
Series 2011-1 Class A3

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
01/15/15	1.380%	$465,000	$469,975
Series 2012-1 Class A3
02/16/16	0.930%	709,000	710,037
AmeriCredit Automobile Receivables Trust
Series 2010-3 Class A3
04/08/15	1.140%	665,000	664,183
Series 2010-4 Class A2
05/08/14	0.960%	309,539	309,767
Series 2011-1 Class A2
06/09/14	0.840%	334,831	334,986
Series 2011-1 Class A3
09/08/15	1.390%	375,000	377,756
Series 2011-3 Class A2
11/10/14	0.840%	1,287,976	1,288,878
Series 2011-4 Class A3
05/09/16	1.170%	943,000	949,085
American Credit Acceptance Receivables Trust(a)
Series 2012-1 Class A1
01/15/14	1.960%	557,607	557,591
Series 2012-1 Class A2
10/15/15	3.040%	640,000	639,827
Arch Bay Asset-Backed Securities
Series 2010-2 Class A(a)(d)
04/25/57	4.125%	186,804	186,123
Asset-Backed Funding Certificates
Series 2005-AG1 Class A4(d)
06/25/35	5.010%	1,112,673	1,103,107
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1 Class A(d)
12/25/33	0.692%	1,291,702	1,077,979
CNH Equipment Trust
Series 2010-C Class A3
05/15/15	1.170%	1,268,436	1,273,178
Series 2012-A Class A2
07/15/15	0.650%	1,011,000	1,011,462
Series 2012-A Class A3
05/15/17	0.940%	1,117,000	1,118,745
CPS Auto Trust(a)
Series 2011-C Class A
03/15/19	4.210%	1,176,113	1,176,056
Series 2012-A Class A
06/17/19	2.780%	800,000	799,900
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-5 Class 1A4
02/25/30	4.396%	474,490	476,759
Chase Funding Mortgage Loan Asset-Backed Certificates(d)
Series 2003-2 Class 2A2
02/25/33	0.802%	926,888	785,225
Series 2003-4 Class 1A5
05/25/33	5.416%	915,078	879,745
Series 2003-6 Class 1A5
11/25/34	5.350%	750,000	657,342
Chrysler Financial Auto Securitization Trust
Series 2010-A Class A3
08/08/13	0.910%	1,400,000	1,400,511
Credit Acceptance Auto Loan Trust(a)
Series 2011-1 Class A
03/15/19	2.610%	1,175,000	1,186,935

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2012-1A Class A
09/16/19	2.200%	$452,000	$459,486
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-CF2 Class 1A2(a)(d)
01/25/43	5.150%	532,598	521,505
Credit Suisse Mortgage Capital Certificates CMO
Series 2010-16 Class A3(a)(d)
06/25/50	4.250%	800,000	733,144
Deutsche Mortgage Securities, Inc. CMO
Series 2009-RS2 Class 4A1(a)(d)
04/26/37	0.374%	603,721	593,010
Ford Credit Auto Lease Trust
Series 2011-A Class A2
09/15/13	0.740%	781,053	781,273
Fortress Opportunities Residential Transaction
Series 2011-1A Class A1(a)(d)
10/25/47	7.211%	2,042,733	2,050,393
GE Capital Credit Card Master Note Trust
Series 2009-2 Class A
07/15/15	3.690%	1,000,000	1,009,524
Harley-Davidson Motorcycle Trust
Series 2010-1 Class A3
02/15/15	1.160%	612,000	613,995
Huntington Auto Trust
Series 2012-1 Class A3
09/15/16	0.810%	577,000	577,021
Huntington Auto Trust(a)
Series 2011-1A Class A3
01/15/16	1.010%	500,000	502,431
Series 2011-1A Class A4
11/15/16	1.310%	800,000	807,445
Hyundai Auto Receivables Trust
Series 2011-A Class A3
03/15/16	1.160%	410,000	409,980
Series 2011-A Class A4
03/15/16	1.780%	520,000	529,225
LAI Vehicle Lease Securitization Trust
Series 2010-A Class A(a)
03/15/16	2.550%	625,356	624,850
Lake Country Mortgage Loan Trust
Series 2006-HE1 Class A3(a)(d)
07/25/34	0.592%	1,239,189	1,187,402
MMCA Automobile Trust
Series 2012-A Class A4(a)
08/15/17	1.570%	2,000,000	1,999,470
Madison Avenue Manufactured Housing Contract
Series 2002-A Class M2(d)
03/25/32	2.492%	1,157,000	1,059,027
NCUA Guaranteed Notes CMO
Series 2010-A1 Class A(d)
12/07/20	0.593%	384,013	385,426
Newcastle Investment Trust
Series 2011-MH1 Class A(a)
12/10/33	2.450%	460,748	460,135

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Nissan Auto Receivables Owner Trust
Series 2012-A Class A3
05/16/16	0.730%	$517,000	$516,536
Series 2012-A Class A4
07/16/18	1.000%	333,000	332,083
Park Place Securities, Inc. Series 2004-MCW1 Class M1(d)
10/25/34	0.867%	1,397,713	1,326,139
Residential Asset Mortgage Products, Inc.(d)
Series 2004-RS6 Class AI4
05/25/32	5.457%	652,979	648,686
Series 2005-EFC5 Class A3
10/25/35	0.582%	1,100,000	946,012
Series 2005-RZ4 Class A2
11/25/35	0.502%	451,025	432,289
Series 2006-RZ1 Class A3
03/25/36	0.542%	2,300,000	1,967,567
Residential Asset Securities Corp.
Series 2005-KS Class A3(d)
10/25/35	0.612%	1,000,000	959,515
Santander Drive Auto Receivables Trust
Series 2010-3 Class A3
06/16/14	1.200%	500,000	500,713
Series 2012-1 Class A2
04/15/15	1.250%	1,124,000	1,129,097
Series 2012-1 Class A3
10/15/15	1.490%	411,000	415,828
Series 2012-2 Class A2
05/15/15	0.910%	661,000	661,054
Series 2012-2 Class A3
12/15/15	1.220%	427,000	427,463
Santander Drive Auto Receivables Trust(a)
Series 2010A Class A4
06/15/17	2.390%	800,000	814,451
Series 2011-S2A Class B
06/15/17	2.060%	291,514	292,094
Series 2011-S2A Class D
06/15/17	3.350%	1,505,687	1,503,805
Saxon Asset Securities Trust CMO
Series 2003-1 Class AF6(d)
06/25/33	4.795%	76,163	76,167
Structured Asset Investment Loan Trust
Series 2005-5 Class A9(d)
06/25/35	0.512%	500,000	473,096
Structured Asset Securities Corp.
CMO Series 2004-5H Class A4
12/25/33	5.540%	1,885,335	1,839,078
Structured Asset Securities Corp.(d)
Series 2004-6XS Class A5B (AMBAC)
03/25/34	5.550%	1,052,242	1,053,540
Series 2005-NC1 Class A11
02/25/35	4.690%	1,680,490	1,662,683
Westlake Automobile Receivables Trust(a)
Series 2011-1A Class A2
07/15/13	1.080%	187,545	187,508
Series 2011-1A Class A3

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
06/16/14	1.490%	$513,000	$513,208
Total Asset-Backed Securities - Non-Agency (Cost: $65,718,705)			$65,625,109

Inflation-Indexed Bonds 0.1%
U.S. Treasury Inflation-Indexed Bond
04/15/15	0.500%	1,045,780	1,108,690
01/15/29	2.500%	1,055,580	1,393,201
Total Inflation-Indexed Bonds (Cost: $2,456,686)			$2,501,891

U.S. Treasury Obligations 18.0%
U.S. Treasury Note
11/15/17	4.250%	1,000,000	1,163,984
U.S. Treasury Note(b)(g)
STRIPS
11/15/27	0.000%	1,600,000	966,266
U.S. Treasury Note(g)
STRIPS
08/15/16	0.000%	1,000,000	958,517
11/15/16	0.000%	1,000,000	952,906
08/15/34	0.000%	2,000,000	917,412
U.S. Treasury
02/28/14	1.875%	1,000,000	1,029,062
10/31/14	2.375%	22,000,000	23,070,784
12/31/14	2.625%	4,000,000	4,230,625
01/31/15	2.250%	28,000,000	29,362,816
02/15/15	11.250%	4,200,000	5,479,690
12/31/16	3.250%	57,450,000	63,446,344
01/31/17	3.125%	15,000,000	16,489,455
03/31/17	3.250%	5,000,000	5,535,940
08/31/18	1.500%	1,000,000	1,002,734
11/15/19	3.375%	2,000,000	2,232,812
08/15/20	2.625%	2,000,000	2,108,594
08/15/28	5.500%	14,700,000	19,675,039
02/15/37	4.750%	600,000	759,375
U.S. Treasury(b)
07/31/14	2.625%	20,500,000	21,544,229
09/30/14	2.375%	16,500,000	17,286,972
05/15/15	4.125%	8,050,000	8,932,352
08/15/17	4.750%	3,745,000	4,447,187
08/15/17	8.875%	7,215,000	10,132,566
11/30/18	1.375%	21,200,000	20,999,596
05/15/19	3.125%	7,151,000	7,874,481
02/15/20	8.500%	500,000	749,297
08/15/20	8.750%	28,500,000	43,816,527
08/15/27	6.375%	3,000,000	4,327,968
08/15/29	6.125%	5,250,000	7,537,031
02/15/31	5.375%	1,100,000	1,479,500
02/15/36	4.500%	5,400,000	6,591,375
U.S. Treasury(b)(g)
STRIPS
02/15/14	0.000%	3,200,000	3,178,851
08/15/20	0.000%	10,000,000	8,414,690
11/15/20	0.000%	500,000	416,452
08/15/26	0.000%	2,000,000	1,276,754

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
11/15/26	0.000%	$9,000,000	$5,678,586
02/15/27	0.000%	13,800,000	8,608,578
08/15/29	0.000%	3,400,000	1,915,635
05/15/30	0.000%	1,500,000	820,935
08/15/30	0.000%	1,800,000	974,671
U.S. Treasury(g)
STRIPS
05/15/20	0.000%	16,236,000	13,781,929
05/15/21	0.000%	3,000,000	2,445,954
08/15/21	0.000%	750,000	605,434
05/15/23	0.000%	1,000,000	745,855
08/15/24	0.000%	1,000,000	702,771
02/15/28	0.000%	4,600,000	2,749,664
02/15/29	0.000%	1,365,000	785,129
11/15/29	0.000%	1,600,000	892,437
02/15/30	0.000%	3,350,000	1,848,409
11/15/30	0.000%	2,500,000	1,340,982
11/15/31	0.000%	1,000,000	514,113
11/15/32	0.000%	4,250,000	2,097,196
05/15/33	0.000%	3,925,000	1,897,027
08/15/33	0.000%	3,000,000	1,434,513
11/15/33	0.000%	1,900,000	899,665
02/15/34	0.000%	900,000	421,537
05/15/34	0.000%	400,000	185,470
Total U.S. Treasury Obligations (Cost: $377,970,065)			$399,734,673

U.S. Government & Agency Obligations 11.0%
Federal Farm Credit Bank
11/15/18	5.125%	8,000,000	9,601,784
Federal Home Loan Banks
07/15/36	5.500%	2,000,000	2,509,112
Federal Home Loan Banks(b)
12/16/16	4.750%	10,000,000	11,660,062
Federal Home Loan Mortgage Corp.
04/29/14	1.350%	2,000,000	2,037,994
04/18/16	5.250%	2,000,000	2,339,022
Federal Home Loan Mortgage Corp.(b)
08/23/17	5.500%	34,000,000	41,376,912
11/17/17	5.125%	58,000,000	69,601,160
Federal National Mortgage Association(b)
09/15/16	5.250%	10,000,000	11,842,480
05/11/17	5.000%	10,000,000	11,826,550
06/12/17	5.375%	36,000,000	43,347,744
Federal National Mortgage Association(g)
07/05/14	0.000%	3,000,000	2,936,346
06/01/17	0.000%	10,000,000	9,202,800
STRIPS
11/15/21	0.000%	1,750,000	1,316,998
Israel Government AID Bond U.S. Government Guaranty(g)
11/01/24	0.000%	1,850,000	1,189,010
Residual Funding Corp.(g)
STRIPS
07/15/20	0.000%	9,700,000	7,959,296
10/15/20	0.000%	1,000,000	808,501
Tennessee Valley Authority(b)

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
07/18/17	5.500%	$11,000,000	$13,302,388
Tennessee Valley Authority(b)(g)
STRIPS
11/01/25	0.000%	1,000,000	611,702
Total U.S. Government & Agency Obligations (Cost: $228,285,115)			$243,469,861

Foreign Government Obligations 0.8%
BRAZIL –%
Petrobras International Finance Co.
01/27/21	5.375%	630,000	692,420
CANADA 0.2%
Caisse Centrale Desjardins du Quebec(a)
03/24/16	2.550%	1,452,000	1,512,241
Hydro-Quebec
02/01/21	9.400%	430,000	630,282
Province of Ontario Canada
Senior Unsecured
06/16/15	2.700%	1,840,000	1,941,472
Province of Quebec Canada
01/30/26	6.350%	440,000	575,446
Total			4,659,441
ISRAEL 0.5%
Israel Government AID Bond(g)
U.S. Government Guaranteed
03/15/19	0.000%	2,500,000	2,155,702
11/15/26	0.000%	1,500,000	868,575
U.S. Government Guaranty
11/15/19	0.000%	1,501,000	1,257,316
02/15/20	0.000%	6,000,000	4,965,006
02/15/25	0.000%	2,250,000	1,423,557
Total			10,670,156
MEXICO 0.1%
Mexico Government International Bond
Senior Unsecured
03/08/44	4.750%	1,090,000	1,068,200
10/12/10	5.750%	458,000	470,595
Total			1,538,795
NORWAY –%
Statoil ASA
04/15/19	5.250%	880,000	1,031,542
Total Foreign Government Obligations (Cost: $18,308,323)			$18,592,354

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	$1,265,000	$1,612,420
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010
03/15/40	5.600%	415,000	488,679
Ohio State University (The) Revenue Bonds Taxable Series 2011A
06/01/11	4.800%	1,514,000	1,529,685
Port Authority of New York and New Jersey Revenue Bonds Taxable Consolidated 160th Series 2010
11/01/40	5.647%	835,000	973,226
Total Municipal Bonds (Cost: $4,070,672)			$4,604,010

		Shares	Value

Money Market Funds 3.2%
Columbia Short-Term Cash Fund, 0.161%(k)(l)		71,118,672	$71,118,672
Total Money Market Funds (Cost: $71,118,672)			$71,118,672

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 15.0%
Asset-Backed Commercial Paper 2.4%
Antalis US Funding Corp.
04/05/12	0.310%	9,999,397	$9,999,397
Atlantic Asset Securitization LLC
04/05/12	0.300%	4,999,708	4,999,708
Atlantis One
04/11/12	0.511%	4,993,554	4,993,554
08/01/12	0.662%	6,976,644	6,976,644
Kells Funding LLC
05/10/12	0.501%	4,994,097	4,994,097
06/04/12	0.501%	6,990,764	6,990,764
Rheingold Securitization
04/05/12	0.500%	9,998,611	9,998,611
04/30/12	0.600%	4,888,473	4,888,473
Total			53,841,248

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit 4.7%
ABN AMRO Bank N.V.
06/21/12	0.400%	$4,994,894	$4,994,894
Australia and New Zealand Bank Group, Ltd.
05/16/12	0.470%	10,000,000	10,000,000
Bank of Nova Scotia
05/03/12	0.373%	4,000,000	4,000,000
07/26/12	0.321%	5,000,000	5,000,000
Barclays Bank PLC
04/18/12	0.600%	7,000,000	7,000,000
Den Danske Bank
04/02/12	0.200%	5,000,000	5,000,000
DnB NOR ASA
09/14/12	0.530%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	5,000,000	5,000,000
National Australia Bank
04/30/12	0.391%	7,000,000	7,000,000
08/16/12	0.341%	3,000,000	3,000,000
National Bank of Canada
05/08/12	0.393%	4,000,000	4,000,000
Norinchukin Bank
05/21/12	0.470%	10,000,000	10,000,000
Rabobank
07/31/12	0.660%	5,000,000	5,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	9,000,000	9,000,000
Svenska Handelsbanken
08/30/12	0.580%	10,000,000	10,000,000
Union Bank of Switzerland
04/17/12	0.580%	10,000,000	10,000,000
Total			103,994,894
Commercial Paper 4.8%
BTM Capital
06/27/12	0.511%	4,993,554	4,993,554
Caisse d’Amortissement de la Dette Sociale
05/02/12	0.671%	14,974,596	14,974,596
Development Bank of Singapore Ltd.
07/27/12	0.561%	7,979,093	7,979,093
DnB NOR
08/30/12	0.491%	7,000,000	7,000,000
HSBC Bank PLC
04/13/12	0.481%	11,970,720	11,970,720
Manhattan Asset Funding Co. LLC
04/05/12	0.200%	3,999,378	3,999,378

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Mitsubishi UFJ Trust and Banking Corp.
05/03/12	0.430%	$9,991,520	$9,991,520
Nordea Bank AB
08/14/12	0.592%	4,985,168	4,985,168
Skandinaviska Enskilda Banken AB
05/03/12	0.350%	4,996,840	4,996,840
Suncorp Metway Ltd.
04/05/12	0.500%	9,991,111	9,991,111
04/11/12	0.480%	4,995,800	4,995,800
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
08/16/12	0.302%	5,000,000	5,000,000
Westpac Securities NZ Ltd.
04/20/12	0.531%	9,973,058	9,973,058
Total			105,839,276
Other Short-Term Obligations 0.2%
Natixis Financial Products LLC
04/02/12	0.450%	5,000,000	5,000,000
Total			5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 2.9%
Citibank NA dated 03/30/12, matures 04/02/12 repurchase price $10,000,142(m)
	0.170%	$10,000,000	$10,000,000
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $20,000,450(m)
	0.270%	20,000,000	20,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $25,000,542(m)
	0.260%	25,000,000	25,000,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $8,886,565(m)
	0.200%	8,886,417	8,886,417
Total			63,886,417
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $332,561,835)			$332,561,835
Total Investments
(Cost: $2,473,659,239)(n)			$2,554,516,528(o)
Other Assets & Liabilities, Net			(331,757,743)
Net Assets			$2,222,758,785

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $205,318,189 or 9.24% of net assets.

(b)	At March 31, 2012, security was partially or fully on loan.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2012.
(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(g)	Zero coupon bond.
(h)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2012, the value of these securities amounted to $5,001,893, which represents 0.23% of net assets.

(j)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2012 was $1,354,238, representing 0.06% of net assets. Information concerning such security holdings at March 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
NCUA Guaranteed Notes
CMO Series 2010-R3 Class 1A
0.803% 12/08/20	12-03-10	$1,349,179

(k)	The rate shown is the seven-day current annualized yield at March 31, 2012.

(l)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$29,547,437	$115,363,320	$(73,792,085)	$—	$71,118,672	$19,101	$71,118,672

(m)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.170%)

Security Description	Value
Fannie Mae REMICS	$5,106,843
Freddie Mac REMICS	3,841,721
Government National Mortgage Association	1,251,436
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$197,145
Government National Mortgage Association	1,475,352
United States Treasury Note/Bond	18,727,503
Total Market Value of Collateral Securities	$20,400,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$4,305,937
Fannie Mae REMICS	7,403,882
Freddie Mac Gold Pool	900,644
Freddie Mac REMICS	8,888,396
Government National Mortgage Association	1,037,998
United States Treasury Inflation Indexed Bonds	930,219
United States Treasury Note/Bond	2,033,476
Total Market Value of Collateral Securities	$25,500,552

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$9,064,200
Total Market Value of Collateral Securities	$9,064,200

(n)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $2,473,659,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$88,912,000
Unrealized Depreciation	(8,054,000)
Net Unrealized Appreciation	$80,858,000

(o)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
Description	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes
Airlines	$—	$1,022,277	$856,657	$1,878,934
All Other Industries	—	321,317,444	—	321,317,444
Residential Mortgage-Backed Securities - Agency	—	705,007,266	2,015,313	707,022,579
Residential Mortgage-Backed Securities - Non-Agency	—	197,807,660	28,503,760	226,311,420
Commercial Mortgage-Backed Securities - Agency	—	105,093,995	—	105,093,995
Commercial Mortgage-Backed Securities - Non-Agency	—	48,080,397	4,669,836	52,750,233
Asset-Backed Securities - Agency	—	1,933,518	—	1,933,518
Asset-Backed Securities - Non-Agency	—	60,488,067	5,137,042	65,625,109
Inflation-Indexed Bonds	—	2,501,891	—	2,501,891
U.S. Treasury Obligations	331,306,335	68,428,338	—	399,734,673
U.S. Government & Agency Obligations	—	243,469,861	—	243,469,861
Foreign Government Obligations	—	18,592,354	—	18,592,354
Municipal Bonds	—	4,604,010	—	4,604,010
Total Bonds	331,306,335	1,778,347,078	41,182,608	2,150,836,021

Other
Money Market Funds	71,118,672	—	—	71,118,672
Investments of Cash Collateral Received for Securities on Loan	—	332,561,835	—	332,561,835
Total Other	71,118,672	332,561,835	—	403,680,507
Total	$402,425,007	$2,110,908,913	$41,182,608	$2,554,516,528

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$21,272,886	$—	$—	$21,272,886

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Residential	Residential	Commercial
	Corporate	Mortgage-Backed	Mortgage-Backed	Mortgage-Backed	Asset-Backed
	Bonds	Securities -	Securities -	Securities -	Securities -
	and Notes	Agency	Non-Agency	Non - Agency	Non-Agency	Total
Balance as of December 31, 2011	$822,606	$—	$15,420,921	$5,357,109	$3,942,690	$25,543,326
Accrued discounts/premiums	(762)	—	39,123	(51)	(9)	38,301
Realized gain (loss)	—	—	352	886	62	1,300
Change in unrealized appreciation (depreciation)*	34,813	—	44,680	(389,645)	4,625	(305,527)
Sales	—	—	(1,652,309)	(298,463)	(362,069)	(2,312,841)
Purchases	—	2,015,313	14,650,993	—	2,828,679	19,494,985
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	(1,276,936)	(1,276,936)
Balance as of March 31, 2012	$856,657	$2,015,313	$28,503,760	$4,669,836	$5,137,042	$41,182,608

*Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2012 was $(289,652), which is comprised of:

Corporate Bonds & Notes	$34,813
Residential Mortgage Backed Securities - Non Agency	60,555
Commercial Mortgage Backed Securities - Non Agency	(389,645)
Asset-Backed Securities - Non Agency	4,625
Total change in unrealized appreciation (depreciation)	(289,652)

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Corporate Bonds and Mortgage and Asset Backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Jennison Mid Cap Growth Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.1%

CONSUMER DISCRETIONARY 17.9%

Automobiles 0.6%

Harley-Davidson, Inc.	128,143	$6,289,258

Hotels, Restaurants & Leisure 5.6%

Darden Restaurants, Inc.(a)	258,168	13,207,875
Panera Bread Co., Class A(b)	50,723	8,162,345
Starwood Hotels & Resorts Worldwide, Inc.	130,327	7,351,746
Tim Hortons, Inc.	342,973	18,362,775
Yum! Brands, Inc.	154,507	10,997,808
Total		58,082,549

Multiline Retail 3.3%

Dollar Tree, Inc.(a)(b)	240,838	22,756,783
Nordstrom, Inc.	206,789	11,522,283
Total		34,279,066

Specialty Retail 6.0%

Bed Bath & Beyond, Inc.(b)	212,022	13,944,687
O’Reilly Automotive, Inc.(b)	164,812	15,055,576
Ross Stores, Inc.	319,597	18,568,586
TJX Companies, Inc.	268,087	10,645,735
Urban Outfitters, Inc.(a)(b)	140,718	4,096,301
Total		62,310,885

Textiles, Apparel & Luxury Goods 2.4%

Fossil, Inc.(a)(b)	46,793	6,175,740
PVH Corp.(a)	204,604	18,277,275
Total		24,453,015
TOTAL CONSUMER DISCRETIONARY		185,414,773

CONSUMER STAPLES 5.2%

Food & Staples Retailing 0.7%

Whole Foods Market, Inc.	91,398	7,604,314

Food Products 2.0%

JM Smucker Co.(The)	120,123	9,773,207
Mead Johnson Nutrition Co.	128,676	10,613,197
Total		20,386,404

Household Products 1.4%

Church & Dwight Co., Inc.(a)	288,392	14,186,002

Personal Products 1.1%

Herbalife Ltd.	171,288	11,788,040
TOTAL CONSUMER STAPLES		53,964,760

Issuer	Shares	Value

Common Stocks (continued)

ENERGY 8.9%

Energy Equipment & Services 2.2%

Cameron International Corp.(b)	238,415	$12,595,464
Patterson-UTI Energy, Inc.(a)	170,875	2,954,429
Rowan Companies, Inc.(b)	233,622	7,693,173
Total		23,243,066

Oil, Gas & Consumable Fuels 6.7%

Cimarex Energy Co.(a)	64,925	4,899,890
Cobalt International Energy, Inc.(b)	350,444	10,523,833
Concho Resources, Inc.(b)	115,047	11,743,998
Denbury Resources, Inc.(b)	798,813	14,562,361
Noble Energy, Inc.	136,212	13,318,809
SM Energy Co.	69,527	4,920,426
Southwestern Energy Co.(a)(b)	292,366	8,946,400
Total		68,915,717
TOTAL ENERGY		92,158,783

FINANCIALS 5.2%

Capital Markets 1.7%

Eaton Vance Corp.(a)	345,255	9,867,388
TD Ameritrade Holding Corp.	394,530	7,788,022
Total		17,655,410

Commercial Banks 0.8%

First Republic Bank(b)	253,661	8,355,594

Insurance 0.6%

WR Berkley Corp.(a)	153,100	5,529,972

Real Estate Investment Trusts (REITs) 2.1%

American Tower Corp.	82,879	5,223,035
Annaly Capital Management, Inc.(a)	1,039,008	16,437,106
Total		21,660,141
TOTAL FINANCIALS		53,201,117

HEALTH CARE 14.4%

Biotechnology 2.4%

Alexion Pharmaceuticals, Inc.(b)	129,638	12,038,185
BioMarin Pharmaceutical, Inc.(a)(b)	220,657	7,557,502
Vertex Pharmaceuticals, Inc.(a)(b)	125,321	5,139,414
Total		24,735,101

Health Care Equipment & Supplies 1.7%

Gen-Probe, Inc.(a)(b)	104,047	6,909,762
IDEXX Laboratories, Inc.(a)(b)	60,447	5,286,090

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Equipment & Supplies (continued)

Neogen Corp.(a)(b)	129,475	$5,058,588
Total		17,254,440

Health Care Providers & Services 5.5%

DaVita, Inc.(b)	202,388	18,249,326
Henry Schein, Inc.(a)(b)	217,235	16,440,345
Laboratory Corp. of America Holdings(a)(b)	116,428	10,657,819
Universal Health Services, Inc., Class B	291,870	12,232,272
Total		57,579,762

Life Sciences Tools & Services 2.1%

Agilent Technologies, Inc.	270,106	12,022,418
Waters Corp.(b)	107,755	9,984,578
Total		22,006,996

Pharmaceuticals 2.7%

Perrigo Co.(a)	110,317	11,396,849
Valeant Pharmaceuticals International, Inc.(b)	305,987	16,428,442
Total		27,825,291
TOTAL HEALTH CARE		149,401,590

INDUSTRIALS 11.8%

Air Freight & Logistics 0.8%

Expeditors International of Washington, Inc.	174,163	8,100,321

Commercial Services & Supplies 0.7%

Iron Mountain, Inc.(a)	249,936	7,198,157

Electrical Equipment 3.2%

AMETEK, Inc.	321,050	15,574,135
Roper Industries, Inc.(a)	180,448	17,893,224
Total		33,467,359

Machinery 3.9%

Colfax Corp.(a)(b)	270,422	9,529,671
IDEX Corp.(a)	344,007	14,493,015
Pall Corp.	97,676	5,824,420
Xylem, Inc.	378,331	10,498,685
Total		40,345,791

Professional Services 2.1%

IHS, Inc., Class A(b)	144,698	13,550,968
Robert Half International, Inc.(a)	255,873	7,752,952
Total		21,303,920

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Road & Rail 1.1%

JB Hunt Transport Services, Inc.(a)	110,123	$5,987,387
Kansas City Southern(b)	75,385	5,404,351
Total		11,391,738
TOTAL INDUSTRIALS		121,807,286

INFORMATION TECHNOLOGY 22.2%

Communications Equipment 3.5%

F5 Networks, Inc.(b)	73,250	9,885,820
Finisar Corp.(a)(b)	400,393	8,067,919
Juniper Networks, Inc.(b)	558,091	12,769,122
Riverbed Technology, Inc.(a)(b)	207,370	5,822,950
Total		36,545,811

Computers & Peripherals 1.0%

NetApp, Inc.(b)	234,461	10,496,819

Electronic Equipment, Instruments & Components 1.4%

Amphenol Corp., Class A	207,346	12,393,071
FLIR Systems, Inc.(a)	85,087	2,153,552
Total		14,546,623

Internet Software & Services 3.2%

Rackspace Hosting, Inc.(a)(b)	196,968	11,382,781
VeriSign, Inc.	558,642	21,418,334
Total		32,801,115

IT Services 3.2%

Alliance Data Systems Corp.(a)(b)	130,730	16,466,751
Gartner, Inc.(a)(b)	231,857	9,886,382
Teradata Corp.(b)	99,366	6,771,793
Total		33,124,926

Semiconductors & Semiconductor Equipment 4.3%

Altera Corp.	215,147	8,567,154
Broadcom Corp., Class A(b)	224,728	8,831,810
Maxim Integrated Products, Inc.	436,107	12,468,299
Xilinx, Inc.	397,861	14,494,076
Total		44,361,339

Software 5.6%

Activision Blizzard, Inc.(a)	887,752	11,380,981
Ariba, Inc.(a)(b)	340,241	11,129,283
Check Point Software Technologies Ltd.(a)(b)	175,389	11,196,834
Intuit, Inc.	222,558	13,382,412

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (continued)

Red Hat, Inc.(b)	186,281	$11,156,369
Total		58,245,879
TOTAL INFORMATION TECHNOLOGY		230,122,512

MATERIALS 6.7%

Chemicals 4.7%

Airgas, Inc.	98,696	8,780,983
Albemarle Corp.	154,822	9,896,223
Ecolab, Inc.	290,864	17,952,126
FMC Corp.	112,185	11,875,904
Total		48,505,236

Metals & Mining 2.0%

Eldorado Gold Corp.	385,989	5,303,489
Reliance Steel & Aluminum Co.(a)	198,917	11,234,832
Silver Wheaton Corp.	141,885	4,710,582
Total		21,248,903
TOTAL MATERIALS		69,754,139

TELECOMMUNICATION SERVICES 4.8%

Wireless Telecommunication Services 4.8%

Crown Castle International Corp.(b)	506,969	27,041,727
NII Holdings, Inc.(a)(b)	750,466	13,741,032
SBA Communications Corp., Class A(a)(b)	179,520	9,121,411
Total		49,904,170
TOTAL TELECOMMUNICATION SERVICES		49,904,170

Total Common Stocks (Cost: $796,303,312)		$1,005,729,130

	Shares	Value

Money Market Funds 2.8%

Columbia Short-Term Cash Fund, 0.161%(c)(d)	29,020,553	$29,020,553

Total Money Market Funds (Cost: $29,020,553)		$29,020,553

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 22.0%

Asset-Backed Commercial Paper 2.9%

Antalis US Funding Corp.
04/05/12	0.310%	$6,999,578	$6,999,578
Atlantic Asset Securitization LLC
04/05/12	0.300%	8,999,475	8,999,475
Atlantis One
04/11/12	0.511%	3,994,843	3,994,843
Versailles Commercial Paper LLC
04/04/12	0.340%	9,999,339	9,999,339
Total			29,993,235

Certificates of Deposit 8.1%

ABN AMRO Bank N.V.
06/21/12	0.400%	2,996,936	2,996,936
Bank of Nova Scotia
07/26/12	0.321%	5,000,000	5,000,000
Barclays Bank PLC
04/18/12	0.600%	7,000,000	7,000,000
DZ Bank AG
04/16/12	0.220%	5,000,000	5,000,000
Den Danske Bank
04/02/12	0.200%	5,000,000	5,000,000
Deutsche Bank AG
09/14/12	0.750%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	3,000,000	3,000,000
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
04/10/12	0.335%	10,000,000	10,000,000
National Australia Bank
04/30/12	0.391%	3,000,000	3,000,000
National Bank of Canada
05/08/12	0.393%	5,000,000	5,000,000
Norinchukin Bank
05/21/12	0.470%	8,000,000	8,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	5,000,000	5,000,000
Union Bank of Switzerland
07/24/12	0.790%	5,000,000	5,000,000
United Overseas Bank Ltd.
04/16/12	0.230%	5,000,000	5,000,000
Total			83,996,936

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper 4.6%

Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	$4,988,308	$4,988,308
BTM Capital
06/27/12	0.511%	4,993,554	4,993,554
Development Bank of Singapore Ltd.
07/27/12	0.561%	3,989,547	3,989,547
DnB NOR
04/10/12	0.521%	4,993,139	4,993,139
Erste Abwicklungsanstalt
04/23/12	0.701%	1,996,461	1,996,461
04/23/12	0.671%	1,996,613	1,996,613
HSBC Bank PLC
04/13/12	0.481%	4,987,800	4,987,800
Mitsubishi UFJ Trust and Banking Corp.
05/03/12	0.430%	4,995,760	4,995,760
Suncorp Metway Ltd.
04/11/12	0.480%	4,995,800	4,995,800
05/21/12	0.480%	1,998,320	1,998,320
Toyota Motor Credit Corp.
04/26/12	0.562%	3,988,551	3,988,551
Westpac Securities NZ Ltd.
08/27/12	0.491%	3,991,016	3,991,016
Total			47,914,869

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

	Repurchase Agreements 6.4%

	Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $15,000,338(e)
	0.270%	$15,000,000	$15,000,000
	Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,108(e)
	0.260%	5,000,000	5,000,000
	Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $20,000,333(e)
	0.200%	20,000,000	20,000,000
	Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(e)
	0.270%	5,000,000	5,000,000
	RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $6,296,145(e)
	0.200%	6,296,040	6,296,040
	Royal Bank of Canada dated 03/30/12, matures 04/02/12, repurchase price $15,000,225(e)
	0.180%	15,000,000	15,000,000
Total			66,296,040
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $228,201,080)			$228,201,080
Total Investments
(Cost: $1,053,524,945)			$1,262,950,763(f)
	Other Assets & Liabilities, Net		(226,661,040)
Net Assets			$1,036,289,723

Notes to Portfolio of Investments

(a)                                  At March 31, 2012, security was partially or fully on loan.

(b)                                  Non-income producing.

(c)                                  The rate shown is the seven-day current annualized yield at March 31, 2012.

(d)                                  Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$19,292,908	$70,779,442	$(61,051,797)	$—	$29,020,553	$11,194	$29,020,553

(e)                                  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$147,859
Government National Mortgage Association	1,106,514
United States Treasury Note/Bond	14,045,627
Total Market Value of Collateral Securities	$15,300,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$861,188
Fannie Mae REMICS	1,480,776
Freddie Mac Gold Pool	180,129
Freddie Mac REMICS	1,777,679
Government National Mortgage Association	207,600
United States Treasury Inflation Indexed Bonds	186,044
United States Treasury Note/Bond	406,695
Total Market Value of Collateral Securities	$5,100,111

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$11,427,185
Freddie Mac Gold Pool	8,972,815
Total Market Value of Collateral Securities	$20,400,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$6,376
Fannie Mae Pool	1,394,007
Fannie Mae REMICS	238,011
Fannie Mae-Aces	6,753
Federal Farm Credit Bank	203,073
Federal Home Loan Banks	102,197
Federal Home Loan Mortgage Corp	153,519
Federal National Mortgage Association	177,266
Freddie Mac Coupon Strips	11,549
Freddie Mac Gold Pool	463,542
Freddie Mac Non Gold Pool	104,350
Freddie Mac Reference REMIC	15
Freddie Mac REMICS	386,122
Ginnie Mae I Pool	471,803
Ginnie Mae II Pool	707,404
Government National Mortgage Association	315,987
United States Treasury Bill	73,942
United States Treasury Inflation Indexed Bonds	13,990
United States Treasury Note/Bond	258,941
United States Treasury Strip Coupon	11,153
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$6,421,999
Total Market Value of Collateral Securities	$6,421,999

Royal Bank of Canada (0.180%)

Security Description	Value
Fannie Mae Pool	$15,300,000
Total Market Value of Collateral Securities	$15,300,000

(f)                                    Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the

Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$185,414,773	$—	$—	$185,414,773
Consumer Staples	53,964,760	—	—	53,964,760
Energy	92,158,783	—	—	92,158,783
Financials	53,201,117	—	—	53,201,117
Health Care	149,401,590	—	—	149,401,590
Industrials	121,807,286	—	—	121,807,286
Information Technology	230,122,512	—	—	230,122,512
Materials	69,754,139	—	—	69,754,139
Telecommunication Services	49,904,170	—	—	49,904,170
Total Equity Securities	1,005,729,130	—	—	1,005,729,130

Other
Money Market Funds	29,020,553	—	—	29,020,553
Investments of Cash Collateral Received for Securities on Loan	—	228,201,080	—	228,201,080
Total	$1,034,749,683	$228,201,080	$—	$1,262,950,763

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Marsico Growth Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.6%

CONSUMER DISCRETIONARY 35.2%

Distributors 0.7%

Li & Fung Ltd.	5,462,000	$12,500,116

Hotels, Restaurants & Leisure 12.3%

McDonald’s Corp.	512,280	50,254,668
Starbucks Corp.	1,089,430	60,888,243
Starwood Hotels & Resorts Worldwide, Inc.(a)	787,583	44,427,557
Wynn Resorts Ltd.	389,184	48,601,298
Yum! Brands, Inc.	484,286	34,471,477
Total		238,643,243

Internet & Catalog Retail 4.4%

Amazon.com, Inc.(a)(b)	84,112	17,033,521
priceline.com, Inc.(a)(b)	94,178	67,572,715
Total		84,606,236

Media 0.5%

British Sky Broadcasting Group PLC	966,561	10,451,063

Multiline Retail 0.5%

Dollar Tree, Inc.(b)	100,501	9,496,339

Specialty Retail 9.0%

AutoZone, Inc.(b)	20,481	7,614,836
Home Depot, Inc. (The)	644,551	32,427,361
Limited Brands, Inc.(a)	400,301	19,214,448
O’Reilly Automotive, Inc.(a)(b)	260,474	23,794,300
TJX Companies, Inc.	2,301,924	91,409,402
Total		174,460,347

Textiles, Apparel & Luxury Goods 7.8%

Cie Financiere Richemont SA, ADR	6,444,987	40,087,819
Coach, Inc.	447,159	34,556,448
Deckers Outdoor Corp.(a)(b)	144,088	9,084,748
lululemon athletica, Inc.(b)	104,911	7,834,754
Nike, Inc., Class B	556,750	60,373,970
Total		151,937,739
TOTAL CONSUMER DISCRETIONARY		682,095,083

CONSUMER STAPLES 3.3%

Food Products 2.1%

Mead Johnson Nutrition Co.	482,765	39,818,457

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Personal Products 1.2%

Estee Lauder Companies, Inc. (The), Class A	386,036	$23,911,070

TOTAL CONSUMER STAPLES		63,729,527

ENERGY 8.6%

Energy Equipment & Services 5.0%

Halliburton Co.	1,478,506	49,071,614
National Oilwell Varco, Inc.	602,377	47,870,900
Total		96,942,514

Oil, Gas & Consumable Fuels 3.6%

Anadarko Petroleum Corp.	159,871	12,524,294
Continental Resources, Inc.(a)(b)	96,800	8,307,376
Occidental Petroleum Corp.	513,634	48,913,366
Total		69,745,036
TOTAL ENERGY		166,687,550

FINANCIALS 5.2%

Commercial Banks 5.2%

U.S. Bancorp	1,494,705	47,352,255
Wells Fargo & Co.	1,563,236	53,368,877
Total		100,721,132
TOTAL FINANCIALS		100,721,132

HEALTH CARE 5.2%

Biotechnology 2.4%

Biogen Idec, Inc.(b)	375,696	47,326,425

Pharmaceuticals 2.8%

Allergan, Inc.	288,401	27,522,107
Bristol-Myers Squibb Co.	768,677	25,942,849
Total		53,464,956
TOTAL HEALTH CARE		100,791,381

INDUSTRIALS 8.6%

Aerospace & Defense 2.1%

Precision Castparts Corp.(a)	238,241	41,191,869

Electrical Equipment 0.9%

Rockwell Automation, Inc.	229,409	18,283,897

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Industrial Conglomerates 1.4%

Danaher Corp.(a)	490,504	$27,468,224

Machinery 1.5%

Cummins, Inc.(a)	237,339	28,490,174

Road & Rail 2.7%

Union Pacific Corp.(a)	477,310	51,301,279

TOTAL INDUSTRIALS		166,735,443

INFORMATION TECHNOLOGY 21.8%

Communications Equipment 2.0%

QUALCOMM, Inc.	571,510	38,874,110

Computers & Peripherals 6.5%

Apple, Inc.(b)	212,168	127,188,351

Internet Software & Services 6.1%

Baidu, Inc., ADR(b)	405,656	59,132,475
Google, Inc., Class A(b)	61,873	39,675,442
LinkedIn Corp., Class A(a)(b)	103,738	10,580,239
Youku, Inc., ADR(a)(b)	381,780	8,395,342
Total		117,783,498

IT Services 5.5%

Accenture PLC, Class A	708,120	45,673,740
Visa, Inc., Class A	514,846	60,751,828
Total		106,425,568

Software 1.7%

Check Point Software Technologies Ltd.(b)	392,412	25,051,582
VMware, Inc., Class A(b)	66,153	7,433,613
Total		32,485,195
TOTAL INFORMATION TECHNOLOGY		422,756,722

MATERIALS 6.7%

Chemicals 6.7%

Dow Chemical Co. (The)(a)	662,071	22,934,140
Monsanto Co.	737,686	58,837,835

Issuer		Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Chemicals (continued)

Praxair, Inc.(a)		411,539	$47,178,831
Total			128,950,806
TOTAL MATERIALS			128,950,806

Total Common Stocks (Cost: $1,427,943,749)			$1,832,467,644

Preferred Stocks 0.4%

FINANCIALS 0.4%

Commercial Banks 0.4%

Wells Fargo & Co., 8.000%		237,875	$6,912,647

TOTAL FINANCIALS			6,912,647

Total Preferred Stocks (Cost: $6,463,064)			$6,912,647

		Shares	Value

Money Market Funds 5.5%

Columbia Short-Term Cash Fund, 0.161%(c)(d)		105,613,091	$105,613,091

Total Money Market Funds (Cost: $105,613,091)			$105,613,091

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 13.5%

Asset-Backed Commercial Paper 0.8%

Atlantic Asset Securitization LLC
04/05/12	0.300%	4,999,709	$4,999,709
Atlantis One
04/11/12	0.511%	4,993,554	4,993,554
09/10/12	0.592%	4,985,250	4,985,250
Total			14,978,513

Certificates of Deposit 6.4%

ABN AMRO Bank N.V.
06/21/12	0.400%	5,993,873	5,993,873
Australia and New Zealand Bank Group, Ltd.
06/11/12	0.580%	2,000,000	2,000,000
Bank of Nova Scotia
05/03/12	0.373%	7,000,000	7,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Barclays Bank PLC
04/18/12	0.600%	$7,000,000	$7,000,000
Branch Banking & Trust Corporation
07/12/12	0.420%	5,000,000	5,000,000
DZ Bank AG
04/10/12	0.230%	5,000,000	5,000,000
04/16/12	0.220%	10,000,000	10,000,000
Deutsche Bank AG
09/14/12	0.750%	8,000,000	8,000,000
DnB NOR ASA
09/14/12	0.530%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
04/26/12	0.300%	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
04/10/12	0.335%	10,000,000	10,000,000
National Bank of Canada
05/08/12	0.393%	6,000,000	6,000,000
Norinchukin Bank
05/21/12	0.470%	7,000,000	7,000,000
Rabobank
07/31/12	0.660%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
05/21/12	0.340%	5,000,000	5,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	6,500,000	6,500,000
Svenska Handelsbanken
08/30/12	0.580%	5,000,000	5,000,000
09/13/12	0.490%	5,000,000	5,000,000
Union Bank of Switzerland
04/17/12	0.580%	10,000,000	10,000,000
Total			124,493,873

Commercial Paper 4.1%

Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	6,983,632	6,983,632
BTM Capital
06/27/12	0.511%	4,993,554	4,993,554
Development Bank of Singapore Ltd.
07/27/12	0.561%	5,984,320	5,984,320

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (continued)

DnB NOR
08/30/12	0.491%	$8,000,000	$8,000,000
Erste Abwicklungsanstalt
04/23/12	0.701%	1,996,461	1,996,461
04/23/12	0.671%	1,996,613	1,996,613
HSBC Bank PLC
04/13/12	0.481%	9,975,600	9,975,600
Manhattan Asset Funding Co. LLC
04/05/12	0.200%	6,998,911	6,998,911
Mitsubishi UFJ Trust and Banking Corp.
05/03/12	0.430%	4,995,760	4,995,760
Nordea Bank AB
07/24/12	0.627%	4,984,201	4,984,201
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,437	4,988,437
08/16/12	0.302%	5,000,000	5,000,000
Toyota Motor Credit Corp.
04/26/12	0.562%	4,985,689	4,985,689
Westpac Securities NZ Ltd.
04/20/12	0.531%	7,978,447	7,978,447
Total			79,861,625

Other Short-Term Obligations 0.1%

Natixis Financial Products LLC
04/02/12	0.450%	2,900,000	2,900,000

Repurchase Agreements 2.1%

Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $10,000,167(e)
	0.200%	10,000,000	10,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $21,000,473(e)
	0.270%	21,000,000	21,000,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $8,760,676(e)
	0.200%	8,760,530	8,760,530
Total			39,760,530

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $261,994,541)			$261,994,541
Total Investments
(Cost: $1,802,014,445)			$2,206,987,923(f)
Other Assets & Liabilities, Net			(270,217,631)
Net Assets			$1,936,770,292

Notes to Portfolio of Investments

(a)                                  At March 31, 2012, security was partially or fully on loan.

(b)                                  Non-income producing.

(c)                                  The rate shown is the seven-day current annualized yield at March 31, 2012.

(d)                                  Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value

Columbia Short-Term Cash Fund	$100,811,321	$144,908,278	$(140,106,508)	$—	$105,613,091	$17,563	$105,613,091

(e)                                  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$5,713,592
Freddie Mac Gold Pool	4,486,408
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$26,781
Fannie Mae Pool	5,854,831
Fannie Mae REMICS	999,645
Fannie Mae-Aces	28,364
Federal Farm Credit Bank	852,908
Federal Home Loan Banks	429,228
Federal Home Loan Mortgage Corp	644,779
Federal National Mortgage Association	744,519
Freddie Mac Coupon Strips	48,505
Freddie Mac Gold Pool	1,946,876
Freddie Mac Non Gold Pool	438,270
Freddie Mac Reference REMIC	63
Freddie Mac REMICS	1,621,710
Ginnie Mae I Pool	1,981,574
Ginnie Mae II Pool	2,971,096
Government National Mortgage Association	1,327,144
United States Treasury Bill	310,557
United States Treasury Inflation Indexed Bonds	58,756
United States Treasury Note/Bond	1,087,553
United States Treasury Strip Coupon	46,841
Total Market Value of Collateral Securities	$21,420,000

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$8,935,794
Total Market Value of Collateral Securities	$8,935,794

(f)                                    Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                          American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$659,143,904	$22,951,179	$—	$682,095,083
Consumer Staples	63,729,527	—	—	63,729,527
Energy	166,687,550	—	—	166,687,550
Financials	100,721,132	—	—	100,721,132
Health Care	100,791,381	—	—	100,791,381
Industrials	166,735,443	—	—	166,735,443
Information Technology	422,756,722	—	—	422,756,722
Materials	128,950,806	—	—	128,950,806
Preferred Stocks
Financials	6,912,647	—	—	6,912,647
Total Equity Securities	1,816,429,112	22,951,179	—	1,839,380,291

Other
Money Market Funds	105,613,091	—	—	105,613,091
Investments of Cash Collateral Received for Securities on Loan	—	261,994,541	—	261,994,541
Total Other	105,613,091	261,994,541	—	367,607,632
Total	$1,922,042,203	$284,945,720	$—	$2,206,987,923

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period. The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$32,353,835	$—	$—	$32,353,835

Portfolio of Investments

Variable Portfolio – MFS Value Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.3%

CONSUMER DISCRETIONARY 9.8%

Auto Components 1.2%

Delphi Automotive PLC(a)	124,040	$3,919,664
Johnson Controls, Inc.	602,815	19,579,431
Total		23,499,095

Automobiles 0.2%

General Motors Co.(a)(b)	158,030	4,053,470

Leisure Equipment & Products 0.9%

Hasbro, Inc.(b)	457,591	16,802,742

Media 4.7%

Comcast Corp.	553,760	16,341,458
Omnicom Group, Inc.(b)	451,805	22,883,923
Viacom, Inc., Class B	440,990	20,929,385
Walt Disney Co. (The)(b)	711,758	31,160,765
Total		91,315,531

Multiline Retail 1.8%

Kohl’s Corp.(b)	126,260	6,316,788
Target Corp.	494,310	28,803,443
Total		35,120,231

Specialty Retail 1.0%

Advance Auto Parts, Inc.	99,312	8,796,064
Staples, Inc.(b)	600,355	9,713,744
Total		18,509,808
TOTAL CONSUMER DISCRETIONARY		189,300,877

CONSUMER STAPLES 13.9%

Beverages 2.6%

Diageo PLC	1,371,818	32,968,219
PepsiCo, Inc.	256,660	17,029,391
Total		49,997,610

Food & Staples Retailing 1.4%

CVS Caremark Corp.	375,988	16,844,263
Walgreen Co.	308,470	10,330,660
Total		27,174,923

Food Products 4.2%

Danone	165,187	11,522,205
General Mills, Inc.	747,550	29,490,847
JM Smucker Co. (The)	87,550	7,123,068
Kellogg Co.(b)	171,419	9,193,201
Nestlé SA, Registered Shares	377,319	23,741,796
Total		81,071,117

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Household Products 0.6%

Procter & Gamble Co. (The)	173,581	$11,666,379

Tobacco 5.1%

Altria Group, Inc.(b)	458,274	14,146,918
Lorillard, Inc.	37,070	4,799,824
Philip Morris International, Inc.	876,291	77,648,146
Reynolds American, Inc.	91,210	3,779,742
Total		100,374,630
TOTAL CONSUMER STAPLES		270,284,659

ENERGY 7.1%

Energy Equipment & Services 0.3%

Transocean Ltd.(b)	105,890	5,792,183

Oil, Gas & Consumable Fuels 6.8%

Apache Corp.	153,555	15,423,064
Chevron Corp.	369,026	39,574,348
EOG Resources, Inc.	94,991	10,553,500
Exxon Mobil Corp.(b)	372,115	32,273,534
Hess Corp.	29,025	1,711,024
Occidental Petroleum Corp.	331,305	31,550,175
Total		131,085,645
TOTAL ENERGY		136,877,828

FINANCIALS 21.0%

Capital Markets 7.0%

Bank of New York Mellon Corp. (The)(b)	1,367,946	33,008,537
BlackRock, Inc.(b)	111,985	22,945,726
Franklin Resources, Inc.(b)	105,320	13,062,840
Goldman Sachs Group, Inc. (The)	403,661	50,203,319
State Street Corp.(b)	347,916	15,830,178
Total		135,050,600

Commercial Banks 3.1%

PNC Financial Services Group, Inc.	236,803	15,271,425
SunTrust Banks, Inc.	123,480	2,984,512
Wells Fargo & Co.	1,223,692	41,776,845
Total		60,032,782

Diversified Financial Services 3.8%

Bank of America Corp.(b)	593,592	5,680,675
JPMorgan Chase & Co.	1,297,953	59,679,879
Moody’s Corp.(b)	225,610	9,498,181
Total		74,858,735

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance 7.1%

ACE Ltd.	211,527	$15,483,776
AON Corp.	388,085	19,039,450
Chubb Corp. (The)(b)	207,509	14,340,947
MetLife, Inc.	1,026,170	38,327,450
Prudential Financial, Inc.	451,996	28,652,026
Travelers Companies, Inc. (The)(b)	380,658	22,534,954
Total		138,378,603
TOTAL FINANCIALS		408,320,720

HEALTH CARE 12.9%

Health Care Equipment & Supplies 2.7%

Becton Dickinson and Co.	150,843	11,712,959
Medtronic, Inc.(b)	653,285	25,602,239
St. Jude Medical, Inc.	362,288	16,052,981
Total		53,368,179

Health Care Providers & Services 0.6%

Quest Diagnostics, Inc.	178,050	10,887,758

Life Sciences Tools & Services 0.9%

Thermo Fisher Scientific, Inc.	302,122	17,033,638

Pharmaceuticals 8.7%

Abbott Laboratories(b)	590,708	36,204,493
Johnson & Johnson(b)	765,699	50,505,506
Merck & Co., Inc.	345,443	13,265,011
Pfizer, Inc.	2,563,043	58,078,555
Roche Holding AG, Genusschein Shares	57,559	10,017,192
Total		168,070,757
TOTAL HEALTH CARE		249,360,332

INDUSTRIALS 16.3%

Aerospace & Defense 8.4%

Honeywell International, Inc.	527,555	32,207,233
Huntington Ingalls Industries, Inc.(a)(b)	57,300	2,305,752
Lockheed Martin Corp.(b)	755,661	67,903,697
Northrop Grumman Corp.(b)	307,260	18,767,441
United Technologies Corp.(b)	510,396	42,332,244
Total		163,516,367

Air Freight & Logistics 0.5%

United Parcel Service, Inc., Class B	121,960	9,844,611

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Construction & Engineering 0.1%

Fluor Corp.	50,540	$3,034,422

Industrial Conglomerates 4.2%

3M Co.	357,695	31,909,971
Danaher Corp.(b)	421,638	23,611,728
Tyco International Ltd.	452,010	25,393,922
Total		80,915,621

Machinery 1.9%

Eaton Corp.	256,278	12,770,333
Stanley Black & Decker, Inc.(b)	312,333	24,037,147
Total		36,807,480

Professional Services 0.6%

Dun & Bradstreet Corp. (The)(b)	131,258	11,121,490

Road & Rail 0.6%

Canadian National Railway Co.	143,646	11,409,802
TOTAL INDUSTRIALS		316,649,793

INFORMATION TECHNOLOGY 10.3%

Communications Equipment 0.7%

Cisco Systems, Inc.	642,606	13,591,117

Computers & Peripherals 0.3%

Hewlett-Packard Co.	201,987	4,813,350

IT Services 6.2%

Accenture PLC, Class A	648,594	41,834,313
Fiserv, Inc.(a)	100,790	6,993,818
International Business Machines Corp.(b)	199,102	41,542,632
Mastercard, Inc., Class A	28,297	11,900,020
Western Union Co. (The)(b)	1,025,754	18,053,271
Total		120,324,054

Semiconductors & Semiconductor Equipment 1.3%

ASML Holding NV, NY Registered Shares, ADR	135,720	6,805,001
Intel Corp.	683,795	19,221,477
Total		26,026,478

Software 1.8%

Oracle Corp.	1,225,187	35,726,453
TOTAL INFORMATION TECHNOLOGY		200,481,452

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS 2.7%

Chemicals 2.7%

Air Products & Chemicals, Inc.	213,205	$19,572,219
PPG Industries, Inc.	229,812	22,015,990
Sherwin-Williams Co. (The)	89,400	9,715,098
Total		51,303,307
TOTAL MATERIALS		51,303,307

TELECOMMUNICATION SERVICES 3.8%

Diversified Telecommunication Services 2.4%

AT&T, Inc.(b)	1,517,525	47,392,306

Wireless Telecommunication Services 1.4%

Vodafone Group PLC	9,826,064	27,064,327
TOTAL TELECOMMUNICATION SERVICES		74,456,633

UTILITIES 1.5%

Electric Utilities 0.3%

PPL Corp.(b)	214,336	6,057,135

Multi-Utilities 1.2%

PG&E Corp.	429,773	18,656,446
Public Service Enterprise Group, Inc.	161,918	4,956,310
Total		23,612,756
TOTAL UTILITIES		29,669,891

Total Common Stocks (Cost: $1,620,525,863)		$1,926,705,492

Convertible Preferred Stocks 0.1%

UTILITIES 0.1%

Electric Utilities 0.1%

PPL Corp., 9.500%	48,000	2,591,520
TOTAL UTILITIES		2,591,520
Total Convertible Preferred Stocks (Cost: $2,469,600)		$2,591,520

	Shares	Value

Money Market Funds 0.6%

Columbia Short-Term Cash Fund, 0.161%(c)(d)	12,525,611	$12,525,611
Total Money Market Funds (Cost: $12,525,611)		$12,525,611

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 16.7%

Asset-Backed Commercial Paper 2.3%

Antalis US Funding Corp.
04/05/12	0.310%	9,999,397	$9,999,397
Atlantis One
08/01/12	0.662%	4,983,317	4,983,317
09/10/12	0.592%	5,982,300	5,982,300
Kells Funding LLC
06/04/12	0.501%	7,989,444	7,989,444
LMA Americas LLC
04/03/12	0.310%	14,999,096	14,999,096
Total			43,953,554

Certificates of Deposit 9.2%

ABN AMRO Bank N.V.
06/21/12	0.400%	9,989,788	9,989,788
Australia and New Zealand Bank Group, Ltd.
05/16/12	0.470%	5,000,000	5,000,000
Bank of Nova Scotia
07/26/12	0.321%	6,000,000	6,000,000
Barclays Bank PLC
04/18/12	0.600%	7,000,000	7,000,000
Branch Banking & Trust Corporation
07/12/12	0.420%	5,000,000	5,000,000
DZ Bank AG
04/10/12	0.230%	10,000,000	10,000,000
04/16/12	0.220%	10,000,000	10,000,000
Den Danske Bank
04/02/12	0.200%	5,000,000	5,000,000
DnB NOR ASA
09/14/12	0.530%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
04/26/12	0.300%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	1,000,013	1,000,013
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

N.V. Bank Nederlandse Gemeenten
04/10/12	0.335%	$15,000,000	$15,000,000
National Australia Bank
04/30/12	0.391%	4,000,000	4,000,000
08/16/12	0.341%	5,000,000	5,000,000
National Bank of Canada
05/08/12	0.393%	7,000,000	7,000,000
Natixis
04/03/12	0.260%	15,000,000	15,000,000
Norinchukin Bank
05/21/12	0.470%	7,000,000	7,000,000
Skandinaviska Enskilda Banken
05/21/12	0.340%	5,000,000	5,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	5,000,000	5,000,000
09/06/12	0.800%	2,987,783	2,987,783
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd.
05/29/12	0.370%	10,000,000	10,000,000
Svenska Handelsbanken
09/13/12	0.490%	3,000,000	3,000,000
Union Bank of Switzerland
04/17/12	0.580%	5,000,000	5,000,000
United Overseas Bank Ltd.
04/16/12	0.230%	5,000,000	5,000,000
Total			177,977,584

Commercial Paper 4.0%

Caisse d’Amortissement de la Dette Sociale
08/10/12	0.531%	9,978,947	9,978,947
Development Bank of Singapore Ltd.
07/27/12	0.561%	2,992,160	2,992,160
DnB NOR
08/30/12	0.491%	6,000,000	6,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (continued)

Manhattan Asset Funding Co. LLC
04/05/12	0.200%	$4,999,222	$4,999,222
Mitsubishi UFJ Trust and Banking Corp.
05/03/12	0.430%	4,995,760	4,995,760
Skandinaviska Enskilda Banken AB
05/14/12	0.330%	4,997,158	4,997,158
05/14/12	0.350%	3,497,959	3,497,959
Societe Generale
04/03/12	0.300%	9,999,417	9,999,417
State Development Bank of NorthRhine-Westphalia
04/13/12	0.240%	9,997,934	9,997,934
Suncorp Metway Ltd.
04/10/12	0.480%	4,995,933	4,995,933
05/21/12	0.480%	1,998,320	1,998,320
Svenska Handelsbank
05/23/12	0.300%	4,996,458	4,996,458
The Commonwealth Bank of Australia
08/16/12	0.302%	5,000,000	5,000,000
Westpac Securities NZ Ltd.
04/20/12	0.531%	3,989,223	3,989,223
Total			78,438,491

Repurchase Agreements 1.2%

Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $15,000,325(e)
	0.260%	15,000,000	15,000,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $8,950,981(e)
	0.200%	8,950,832	8,950,832
Total			23,950,832

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $324,320,461)			$324,320,461

Total Investments
(Cost: $1,959,841,535)			$2,266,143,084(f)
Other Assets & Liabilities, Net			(325,036,571)
Net Assets			$1,941,106,513

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At March 31, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(d)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$31,366,533	$24,218,934	$(43,059,856)	$—	$12,525,611	$8,079	$12,525,611

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$2,583,562
Fannie Mae REMICS	4,442,329
Freddie Mac Gold Pool	540,386
Freddie Mac REMICS	5,333,038
Government National Mortgage Association	622,799
United States Treasury Inflation Indexed Bonds	558,132
United States Treasury Note/Bond	1,220,085
Total Market Value of Collateral Securities	$15,300,331

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$9,129,903
Total Market Value of Collateral Securities	$9,129,903

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$189,300,877	$—	$—	$189,300,877
Consumer Staples	202,052,439	68,232,220	—	270,284,659
Energy	136,877,828	—	—	136,877,828
Financials	408,320,720	—	—	408,320,720
Health Care	239,343,140	10,017,192	—	249,360,332
Industrials	316,649,793	—	—	316,649,793
Information Technology	200,481,452	—	—	200,481,452
Materials	51,303,307	—	—	51,303,307
Telecommunication Services	47,392,306	27,064,327	—	74,456,633
Utilities	29,669,891	—	—	29,669,891
Convertible Preferred Stocks
Utilities	—	2,591,520	—	2,591,520
Total Equity Securities	1,821,391,753	107,905,259	—	1,929,297,012

Other
Money Market Funds	12,525,611	—	—	12,525,611
Investments of Cash Collateral Received for Securities on Loan	—	324,320,461	—	324,320,461
Total Other	12,525,611	324,320,461	—	336,846,072
Total	$1,833,917,364	$432,225,720	$—	$2,266,143,084

  See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Variable Portfolio – Moderate Portfolio

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 50.9%
Global Real Estate 1.0%
Variable Portfolio - Morgan Stanley Global Real Estate Fund, Class 1(a)	19,025,393	$219,553,031
International 12.6%
Columbia Variable Portfolio - Emerging Markets Opportunity Fund, Class 1(a)	17,298,003	270,194,813
Variable Portfolio - Columbia Wanger International Equities Fund, Class 1(a)	23,578,911	276,344,842
Variable Portfolio - DFA International Value Fund, Class 1(a)	67,358,648	656,073,237
Variable Portfolio - Invesco International Growth Fund, Class 1(a)	74,246,287	859,029,537
Variable Portfolio - Mondrian International Small Cap Fund, Class 1(a)	12,544,428	153,543,797
Variable Portfolio - Pyramis® International Equity Fund, Class 1(a)	44,589,946	482,017,313
Total		2,697,203,539
U.S. Large Cap 27.4%
Columbia Variable Portfolio - Diversified Equity Income Fund, Class 1(a)(b)	56,616,950	793,769,644
Variable Portfolio - American Century Growth Fund, Class 1(a)(b)	63,663,698	831,447,897
Variable Portfolio - Columbia Wanger U.S. Equities Fund, Class 1(a)(b)	23,055,677	305,026,613
Variable Portfolio - Davis New York Venture Fund, Class 1(a)(b)	56,887,678	609,835,904
Variable Portfolio - MFS Value Fund, Class 1(a)(b)	68,905,822	833,760,442
Variable Portfolio - Marsico Growth Fund, Class 1(a)(b)	60,110,505	819,907,292
Variable Portfolio - NFJ Dividend Value Fund, Class 1(a)(b)	64,542,006	822,265,157
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	61,626,568	826,412,271
Total		5,842,425,220
U.S. Mid Cap 6.1%
Columbia Variable Portfolio - Mid Cap Value Opportunity Fund, Class 1(a)(b)	38,098,743	433,563,693
Variable Portfolio - Goldman Sachs Mid Cap Value Fund, Class 1(a)(b)	36,576,905	431,241,708
Variable Portfolio - Jennison Mid Cap Growth Fund, Class 1(a)(b)	33,162,074	440,060,723
Total		1,304,866,124

	Shares	Value

Equity Funds (Continued)
U.S. Small Cap 3.8%
Variable Portfolio - Partners Small Cap Growth Fund, Class 1(a)(b)	14,861,140	$198,693,441
Variable Portfolio - Partners Small Cap Value Fund, Class 1(a)(b)	37,273,656	602,342,279
Total		801,035,720
Total Equity Funds (Cost: $8,726,675,853)		$10,865,083,634

Fixed-Income Funds 49.1%
Floating Rate 2.0%
Variable Portfolio - Eaton Vance Floating-Rate Income Fund, Class 1(a)	41,333,685	423,256,931
High Yield 2.9%
Columbia Variable Portfolio - Income Opportunities Fund, Class 1(a)	60,079,712	627,832,995
Global Bond 3.0%
Columbia Variable Portfolio - Global Bond Fund, Class 1(a)	53,747,039	634,215,060
Inflation Protected Securities 6.4%
Columbia Variable Portfolio - Global Inflation Protected Securities Fund, Class 1(a)	141,171,601	1,355,247,375
Investment Grade 31.9%
Columbia Variable Portfolio - Diversified Bond Fund, Class 1(a)	104,822,200	1,193,924,852
Columbia Variable Portfolio - Limited Duration Credit Fund, Class 1(a)	132,326,279	1,403,981,823
Columbia Variable Portfolio - Short Duration U.S. Government Fund, Class 1(a)	35,524,256	371,938,956
Variable Portfolio - American Century Diversified Bond Fund, Class 1(a)	108,512,352	1,213,168,091
Variable Portfolio - J.P. Morgan Core Bond Fund, Class 1(a)	106,623,641	1,171,793,820
Variable Portfolio - PIMCO Mortgage-Backed Securities Fund, Class 1(a)	59,409,010	635,082,321
Variable Portfolio - Wells Fargo Short Duration Government Fund, Class 1(a)	80,184,255	832,312,566
Total		6,822,202,429
Multisector 2.9%
Columbia Variable Portfolio - Strategic Income Fund, Class 1(a)	69,304,462	628,591,470
Total Fixed-Income Funds (Cost: $10,080,191,134)		$10,491,346,260

Money Market Funds —%
Columbia Short-Term Cash Fund, 0.161%(c)	276,566	276,566

	Shares	Value
Columbia Variable Portfolio - Cash Management Fund, Class 1, 0.011%(c)	317,045	$317,045
Total Money Market Funds (Cost: $593,611)		$593,611

Total Investments in Affiliated Funds
(Cost: $18,807,460,598)	$21,357,023,505(d)
Other Assets and Liabilities	(133,244)
Net Assets	$21,356,890,261

Notes to Investments in Affiliated Funds
(a)

The Fund does not invest in underlying funds for the purpose of exercising management control. At March 31, 2012, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of shares held
Columbia Variable Portfolio - Strategic Income Fund	55.69%
Variable Portfolio - J.P. Morgan Core Bond Fund	52.72
Variable Portfolio - American Century Diversified Bond Fund	49.31
Columbia Variable Portfolio - Income Opportunities Fund	48.72
Columbia Variable Portfolio - Limited Duration Credit Fund	48.59
Variable Portfolio - Morgan Stanley Global Real Estate Fund	48.12
Variable Portfolio - PIMCO Mortgage-Backed Securities Fund	47.45
Variable Portfolio - Columbia Wanger International Equities Fund	46.26
Columbia Variable Portfolio - Global Inflation Protected Securities Fund	45.74
Variable Portfolio - Goldman Sachs Mid Cap Value Fund	44.68
Variable Portfolio - DFA International Value Fund	44.10
Variable Portfolio - Invesco International Growth Fund	43.78
Variable Portfolio - Wells Fargo Short Duration Government Fund	43.70
Variable Portfolio - Mondrian International Small Cap Fund	43.35
Variable Portfolio - Eaton Vance Floating-Rate Income Fund	43.32
Variable Portfolio - NFJ Dividend Value Fund	43.14
Variable Portfolio - MFS Value Fund	42.94
Variable Portfolio - American Century Growth Fund	42.58
Variable Portfolio - Jennison Mid Cap Growth Fund	42.48
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund	42.34
Variable Portfolio - Marsico Growth Fund	42.34
Variable Portfolio - Davis New York Venture Fund	41.30
Columbia Variable Portfolio - Mid Cap Value Opportunity Fund	40.54
Variable Portfolio - Columbia Wanger U.S. Equities Fund	39.76
Variable Portfolio – Pyramis® International Equity Fund	39.38
Variable Portfolio - Partners Small Cap Value Fund	37.52
Columbia Variable Portfolio - Global Bond Fund	36.36
Variable Portfolio - Partners Small Cap Growth Fund	35.50
Columbia Variable Portfolio - Short Duration U.S. Government Fund	28.90
Columbia Variable Portfolio - Diversified Bond Fund	28.31
Columbia Variable Portfolio - Emerging Markets Opportunity Fund	27.84
Columbia Variable Portfolio - Diversified Equity Income Fund	24.48

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
Description	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total

Investments in Affiliated Funds	$21,357,023,505	$—	$—	$21,357,023,505

There were no transfers of financial assets between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Variable Portfolio – Moderately Aggressive Portfolio

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 66.7%

Global Real Estate 1.0%

Variable Portfolio - Morgan Stanley Global Real Estate Fund, Class 1(a)	11,770,369	$135,830,053

International 16.2%

Columbia Variable Portfolio - Emerging Markets Opportunity Fund, Class 1(a)	12,540,921	195,889,183
Variable Portfolio - Columbia Wanger International Equities Fund, Class 1(a)	15,447,111	181,040,143
Variable Portfolio - DFA International Value Fund, Class 1(a)	51,766,411	504,204,845
Variable Portfolio - Invesco International Growth Fund, Class 1(a)	58,732,918	679,539,866
Variable Portfolio - Mondrian International Small Cap Fund, Class 1(a)	8,808,194	107,812,297
Variable Portfolio - Pyramis® International Equity Fund, Class 1(a)	42,497,265	459,395,430
Total		2,127,881,764

U.S. Large Cap 37.0%

Columbia Variable Portfolio - Diversified Equity Income Fund, Class 1(a)(b)	45,980,234	644,642,886
Variable Portfolio - American Century Growth Fund, Class 1(a)(b)	53,571,542	699,644,332
Variable Portfolio - Columbia Wanger U.S. Equities Fund, Class 1(a)(b)	21,295,365	281,737,680
Variable Portfolio - Davis New York Venture Fund, Class 1(a)(b)	46,930,383	503,093,709
Variable Portfolio - MFS Value Fund, Class 1(a)(b)	55,517,886	671,766,421
Variable Portfolio - Marsico Growth Fund, Class 1(a)(b)	50,858,856	693,714,794
Variable Portfolio - NFJ Dividend Value Fund, Class 1(a)(b)	51,445,240	655,412,361
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	52,264,669	700,869,211
Total		4,850,881,394

U.S. Mid Cap 7.1%

Columbia Variable Portfolio - Mid Cap Value Opportunity Fund, Class 1(a)(b)	26,762,255	304,554,464
Variable Portfolio - Goldman Sachs Mid Cap Value Fund, Class 1(a)(b)	25,799,735	304,178,875
Variable Portfolio - Jennison Mid Cap Growth Fund, Class 1(a)(b)	24,779,245	328,820,575
Total		937,553,914

	Shares	Value

Equity Funds (Continued)

U.S. Small Cap 5.4%

Variable Portfolio - Partners Small Cap Growth Fund, Class 1(a)(b)	17,200,435	$229,969,812
Variable Portfolio - Partners Small Cap Value Fund, Class 1(a)(b)	29,532,205	477,240,434
Total		707,210,246
Total Equity Funds (Cost: $7,084,308,832)		$8,759,357,371

Fixed-Income Funds 33.3%

Floating Rate 1.9%

Variable Portfolio - Eaton Vance Floating-Rate Income Fund, Class 1(a)	24,063,721	246,412,505

Global Bond 2.8%

Columbia Variable Portfolio - Global Bond Fund, Class 1(a)	31,675,737	373,773,694

High Yield 1.9%

Columbia Variable Portfolio - Income Opportunities Fund, Class 1(a)	24,227,658	253,179,030

Inflation Protected Securities 4.3%

Columbia Variable Portfolio - Global Inflation Protected Securities Fund, Class 1(a)	58,302,730	559,706,213

Investment Grade 20.5%

Columbia Variable Portfolio - Diversified Bond Fund, Class 1(a)	51,082,642	581,831,288
Columbia Variable Portfolio - Limited Duration Credit Fund, Class 1(a)	54,718,784	580,566,295
Columbia Variable Portfolio - Short Duration U.S. Government Fund, Class 1(a)	21,106,373	220,983,721
Variable Portfolio - American Century Diversified Bond Fund, Class 1(a)	31,368,091	350,695,256
Variable Portfolio - J.P. Morgan Core Bond Fund, Class 1(a)	21,249,473	233,531,713
Variable Portfolio - PIMCO Mortgage-Backed Securities Fund, Class 1(a)	23,593,557	252,215,127
Variable Portfolio - Wells Fargo Short Duration Government Fund, Class 1(a)	45,256,123	469,758,561
Total		2,689,581,961

Multisector 1.9%

Columbia Variable Portfolio - Strategic Income Fund, Class 1(a)	27,529,036	249,688,352
Total Fixed-Income Funds (Cost: $4,216,550,505)		$4,372,341,755

Money Market Funds —%

Columbia Short-Term Cash Fund, 0.161%(c)	158,584	158,584

	Shares	Value

Money Market (continued)

Columbia Variable Portfolio - Cash Management Fund, Class 1, 0.011%(c)	14	$14
Total Money Market Funds (Cost: $158,598)		$158,598

Total Investments in Affiliated Funds
(Cost: $11,301,017,935)	$13,131,857,724(d)
Other Assets and Liabilities	(1,131)
Net Assets	$13,131,856,593

Notes to Investments in Affiliated Funds

(a)           The Fund does not invest in underlying funds for the purpose of exercising management control. At March 31, 2012, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of shares held
Variable Portfolio - Partners Small Cap Growth Fund	40.68%
Variable Portfolio – Pyramis® International Equity Fund	37.53
Variable Portfolio - Columbia Wanger U.S. Equities Fund	36.44
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund	35.90
Variable Portfolio - Marsico Growth Fund	35.83
Variable Portfolio - American Century Growth Fund	35.81
Variable Portfolio - MFS Value Fund	34.64
Variable Portfolio - Invesco International Growth Fund	34.64
Variable Portfolio - NFJ Dividend Value Fund	34.43
Variable Portfolio - Davis New York Venture Fund	34.11
Variable Portfolio - DFA International Value Fund	33.89
Variable Portfolio - Jennison Mid Cap Growth Fund	31.71
Variable Portfolio - Goldman Sachs Mid Cap Value Fund	31.52
Variable Portfolio - Mondrian International Small Cap Fund	30.44
Variable Portfolio - Columbia Wanger International Equities Fund	30.31
Variable Portfolio - Morgan Stanley Global Real Estate Fund	29.77
Variable Portfolio - Partners Small Cap Value Fund	29.73
Columbia Variable Portfolio - Mid Cap Value Opportunity Fund	28.40
Variable Portfolio - Eaton Vance Floating-Rate Income Fund	25.22
Variable Portfolio - Wells Fargo Short Duration Government Fund	24.66
Columbia Variable Portfolio - Strategic Income Fund	22.12
Columbia Variable Portfolio - Global Bond Fund	21.43
Columbia Variable Portfolio - Emerging Markets Opportunity Fund	20.18
Columbia Variable Portfolio - Limited Duration Credit Fund	20.09
Columbia Variable Portfolio - Diversified Equity Income Fund	19.90
Columbia Variable Portfolio - Income Opportunities Fund	19.65
Columbia Variable Portfolio - Global Inflation Protected Securities Fund	18.89
Variable Portfolio - PIMCO Mortgage-Backed Securities Fund	18.84
Columbia Variable Portfolio - Short Duration U.S. Government Fund	17.17
Variable Portfolio - American Century Diversified Bond Fund	14.26
Columbia Variable Portfolio - Diversified Bond Fund	13.80
Variable Portfolio - J.P. Morgan Core Bond Fund	10.51

(b)           Non-income producing.

(c)           The rate shown is the seven-day current annualized yield at March 31, 2012.

(d)           Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs

Investments in Affiliated Funds	$13,131,857,724	$—	$—	$13,131,857,724

There were no transfers of financial assets between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Variable Portfolio – Moderately Conservative Portfolio

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 36.6%

Global Real Estate 0.8%

Variable Portfolio - Morgan Stanley Global Real Estate Fund, Class 1(a)	4,099,024	$47,302,737

International 8.9%

Columbia Variable Portfolio - Emerging Markets Opportunity Fund, Class 1	1,962,846	30,659,650
Variable Portfolio - Columbia Wanger International Equities Fund, Class 1(a)	4,926,772	57,741,770
Variable Portfolio - DFA International Value Fund, Class 1(a)	13,060,707	127,211,285
Variable Portfolio - Invesco International Growth Fund, Class 1(a)	15,036,681	173,974,394
Variable Portfolio - Mondrian International Small Cap Fund, Class 1(a)	3,366,788	41,209,486
Variable Portfolio - Pyramis® International Equity Fund, Class 1(a)	10,289,399	111,228,409
Total		542,024,994

U.S. Large Cap 19.7%

Columbia Variable Portfolio - Diversified Equity Income Fund, Class 1(a)(b)	12,386,456	173,658,116
Variable Portfolio - American Century Growth Fund, Class 1(a)(b)	12,422,421	162,236,820
Variable Portfolio - Columbia Wanger U.S. Equities Fund, Class 1(a)(b)	5,131,473	67,889,391
Variable Portfolio - Davis New York Venture Fund, Class 1(a)(b)	11,163,736	119,675,247
Variable Portfolio - MFS Value Fund, Class 1(a)(b)	14,686,039	177,701,066
Variable Portfolio - Marsico Growth Fund, Class 1(a)(b)	11,855,170	161,704,519
Variable Portfolio - NFJ Dividend Value Fund, Class 1(a)(b)	13,692,357	174,440,629
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	12,193,642	163,516,743
Total		1,200,822,531

U.S. Mid Cap 4.5%

Columbia Variable Portfolio - Mid Cap Value Opportunity Fund, Class 1(a)(b)	8,367,210	95,218,853
Variable Portfolio - Goldman Sachs Mid Cap Value Fund, Class 1(a)(b)	5,820,822	68,627,488
Variable Portfolio - Jennison Mid Cap Growth Fund, Class 1(a)(b)	8,521,202	113,076,342
Total		276,922,683

U.S. Small Cap 2.7%

Variable Portfolio - Partners Small Cap Growth Fund, Class 1(a)(b)	3,713,906	49,654,924

	Shares	Value

Equity Funds (Continued)
U.S. Small Cap (continued)

Variable Portfolio - Partners Small Cap Value Fund, Class 1(a)(b)	7,057,265	$114,045,406
Total		163,700,330
Total Equity Funds (Cost: $1,789,165,663)		$2,230,773,275

Fixed-Income Funds 61.4%

Floating Rate 1.9%

Variable Portfolio - Eaton Vance Floating-Rate Income Fund, Class 1(a)	11,603,910	118,824,041

Global Bond 2.2%

Columbia Variable Portfolio - Global Bond Fund, Class 1(a)	11,290,870	133,232,267
High Yield 1.5%

Columbia Variable Portfolio - Income Opportunities Fund, Class 1(a)	8,670,818	90,610,055

Inflation Protected Securities 6.8%

Columbia Variable Portfolio - Global Inflation Protected Securities Fund, Class 1(a)	43,280,072	415,488,688

Investment Grade 48.0%

Columbia Variable Portfolio - Diversified Bond Fund, Class 1(a)	46,825,301	533,340,183
Columbia Variable Portfolio - Limited Duration Credit Fund, Class 1(a)	52,169,696	553,520,478
Columbia Variable Portfolio - Short Duration U.S. Government Fund, Class 1(a)	17,279,364	180,914,945
Variable Portfolio - American Century Diversified Bond Fund, Class 1(a)	47,607,917	532,256,508
Variable Portfolio - J.P. Morgan Core Bond Fund, Class 1(a)	43,156,665	474,291,745
Variable Portfolio - PIMCO Mortgage-Backed Securities Fund, Class 1(a)	28,009,624	299,422,879
Variable Portfolio - Wells Fargo Short Duration Government Fund, Class 1(a)	34,463,053	357,726,487
Total		2,931,473,225

Multisector 1.0%

Columbia Variable Portfolio - Strategic Income Fund, Class 1(a)	6,674,650	60,539,077
Total Fixed-Income Funds (Cost: $3,602,907,329)		$3,750,167,352

Money Market Funds 2.0%

Columbia Short-Term Cash Fund, 0.161%(c)	30,704	30,704
Columbia Variable Portfolio - Cash Management Fund, Class 1, 0.011%(a)(c)	123,372,121	123,372,121
Total Money Market Funds (Cost: $123,402,825)		$123,402,825
Total Investments in Affiliated Funds (Cost: $5,515,475,817)		$6,104,343,452(d)
Other Assets and Liabilities		(55,286)
Net Assets		$6,104,288,166

Notes to Investments in Affiliated Funds

(a)           The Fund does not invest in underlying funds for the purpose of exercising management control. At March 31, 2012, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of shares held
Variable Portfolio - PIMCO Mortgage-Backed Securities Fund	22.37%
Variable Portfolio - American Century Diversified Bond Fund	21.64
Variable Portfolio - J.P. Morgan Core Bond Fund	21.34
Columbia Variable Portfolio - Limited Duration Credit Fund	19.16
Variable Portfolio - Wells Fargo Short Duration Government Fund	18.78
Columbia Variable Portfolio - Cash Management Fund	14.77
Columbia Variable Portfolio - Short Duration U.S. Government Fund	14.06
Columbia Variable Portfolio - Global Inflation Protected Securities Fund	14.02
Columbia Variable Portfolio - Diversified Bond Fund	12.65
Variable Portfolio - Eaton Vance Floating-Rate Income Fund	12.16
Variable Portfolio - Mondrian International Small Cap Fund	11.63
Variable Portfolio - Jennison Mid Cap Growth Fund	10.90
Variable Portfolio - Morgan Stanley Global Real Estate Fund	10.37
Variable Portfolio - Columbia Wanger International Equities Fund	9.67
Variable Portfolio - MFS Value Fund	9.16
Variable Portfolio - NFJ Dividend Value Fund	9.16
Variable Portfolio - Pyramis® International Equity Fund	9.09
Columbia Variable Portfolio - Mid Cap Value Opportunity Fund	8.93
Variable Portfolio - Invesco International Growth Fund	8.87
Variable Portfolio - Partners Small Cap Growth Fund	8.86
Variable Portfolio - Columbia Wanger U.S. Equities Fund	8.83
Variable Portfolio - DFA International Value Fund	8.55
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund	8.38
Variable Portfolio - Marsico Growth Fund	8.35
Variable Portfolio - American Century Growth Fund	8.30
Variable Portfolio - Davis New York Venture Fund	8.12
Columbia Variable Portfolio - Global Bond Fund	7.64
Variable Portfolio - Goldman Sachs Mid Cap Value Fund	7.11
Variable Portfolio - Partners Small Cap Value Fund	7.11
Columbia Variable Portfolio - Income Opportunities Fund	7.03
Columbia Variable Portfolio - Diversified Equity Income Fund	5.36
Columbia Variable Portfolio - Strategic Income Fund	5.36

(b)           Non-income producing.

(c)           The rate shown is the seven-day current annualized yield at March 31, 2012.

(d)           Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatilitystatistics, and other factors. These inputs can be either observable or unobservable. The availability of observableinputs can vary between investments, and is affected by various factors such as the type of investment, and the volumeand level of activity for that investment or similar investments in the marketplace. The inputs will be considered by theFund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund usesprices and inputs that are current as of the measurement date, which may include periods of market dislocations. Duringthese periods, the availability of prices and inputs may be reduced for many investments. This condition could cause aninvestment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participatingin the market for those investments.  However, these may be classified as Level 3 investments due to lack of markettransparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricingsource for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputsand/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to,financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs

Investments in Affiliated Funds	$6,104,343,452	$—	$—	$6,104,343,452

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Mondrian International Small Cap Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
AUSTRALIA 6.7%
Commonwealth Property Office Fund(a)	9,234,690	$9,426,368
David Jones Ltd.(a)	678,021	1,702,531
Monadelphous Group Ltd.	291,515	7,234,387
Transfield Services Ltd.(a)	2,143,662	5,505,284
Total		23,868,570
CANADA 3.3%
Morguard Real Estate Investment Trust(a)	120,500	2,002,998
Northern Property REIT(a)	117,300	3,666,764
Pason Systems Corp.(a)	437,250	6,154,684
Total		11,824,446
CHINA 0.5%
AAC Technologies Holdings, Inc.	674,000	1,835,763
DENMARK 2.0%
Christian Hansen Holding A/S	268,657	6,952,965
FRANCE 8.8%
Boiron SA	68,762	2,328,463
Ingenico	80,120	3,879,408
IPSOS	97,487	3,495,544
Medica SA	129,819	2,127,019
Mersen	97,635	3,460,484
Neopost SA(a)	118,458	7,618,152
Nexans SA	50,676	3,420,556
Rubis	81,328	4,755,741
Total		31,085,367
GERMANY 11.3%
Bilfinger Berger SE	62,301	5,852,087
ElringKlinger AG(a)	126,872	3,632,920
Fielmann AG(a)	58,470	5,621,680
GFK SE	66,906	3,569,300
MTU Aero Engines Holding AG	60,432	4,867,322
QIAGEN NV(b)	189,996	2,958,417
Rational AG(a)	10,330	2,415,818
Symrise AG	383,803	11,107,751
Total		40,025,295
HONG KONG 3.7%
AMVIG Holdings Ltd.	5,078,000	2,754,790
Arts Optical International Holdings	307,000	106,345
ASM Pacific Technology Ltd.(a)	229,900	3,366,880
Emperor Watch & Jewellery, Ltd.	15,240,000	2,412,319

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Pacific Basin Shipping Ltd.(a)	8,552,000	$4,636,758
Total		13,277,092
IRELAND 1.0%
Glanbia PLC	495,541	3,674,620
JAPAN 10.1%
Ariake Japan Co., Ltd.	129,200	2,491,508
FCC Co., Ltd.(a)	279,200	6,270,095
Hogy Medical Co., Ltd.	95,400	4,262,653
Horiba Ltd.	100,700	3,475,595
Miraca Holdings, Inc.	120,100	4,703,328
Miura Co., Ltd.(a)	78,900	2,052,081
Nifco, Inc.(a)	285,800	7,843,452
Taiyo Holdings Co., Ltd.(a)	80,300	2,158,716
Ushio, Inc.(a)	177,400	2,513,014
Total		35,770,442
NETHERLANDS 4.0%
Koninklijke Boskalis Westminster NV	315,000	11,832,550
SBM Offshore NV	112,842	2,306,372
Total		14,139,922
NEW ZEALAND 2.4%
Auckland International Airport Ltd.	1,490,562	3,003,736
Fisher & Paykel Healthcare Corp., Ltd.(a)	1,313,183	2,412,202
SKYCITY Entertainment Group Ltd.	987,834	3,185,838
Total		8,601,776
NORWAY 0.7%
Farstad Shipping ASA	81,090	2,548,858
SINGAPORE 11.6%
Ascendas Real Estate Investment Trust	3,314,000	5,331,205
CapitaMall Trust	6,586,000	9,452,242
Ezra Holdings Ltd.(b)	2,804,000	2,568,616
Hyflux Ltd.(a)	2,687,500	3,203,169
SATS Ltd.	3,102,000	6,146,481
SIA Engineering Co., Ltd.	2,363,000	7,590,547
SMRT Corp., Ltd.(a)	1,299,864	1,795,213

Issuer	Shares	Value

Common Stocks (continued)
SINGAPORE (CONTINUED)
StarHub Ltd.	1,974,000	$4,866,365
Total		40,953,838
SPAIN 1.1%
Prosegur Cia de Seguridad SA, Registered Shares	68,748	4,025,155
SWEDEN 1.0%
AF AB, Class B(a)	165,359	3,430,503
UNITED KINGDOM 29.5%
AZ Electronic Materials SA	1,122,576	5,190,968
Bodycote PLC	499,630	3,086,351
Cobham PLC	1,151,665	4,220,227
CPP Group PLC	680,956	653,514
Croda International PLC	361,751	12,185,760
De La Rue PLC	488,049	7,025,714
Diploma PLC	568,841	4,094,378
Domino Printing Sciences PLC	466,786	4,166,166
Greene King PLC	253,638	2,081,211
Halma PLC	658,426	4,008,300
Interserve PLC	582,787	2,715,406
Laird PLC	1,325,562	4,562,751
Rexam PLC	1,308,827	8,962,145
Rotork PLC	418,995	13,732,048
Serco Group PLC	316,758	2,748,602
Spectris PLC	230,575	6,649,553
Spirax-Sarco Engineering PLC	116,020	3,876,643
TT electronics PLC	841,367	2,190,236
Ultra Electronics Holdings PLC	236,760	6,623,425
Victrex PLC	248,826	5,372,965
Total		104,146,303
Total Common Stocks (Cost: $295,264,695)		$346,159,975

		Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.161%(c)(d)		5,775,506	$5,775,506
Total Money Market Funds (Cost: $5,775,506)			$5,775,506

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 10.4%
Repurchase Agreements 10.4%
Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $1,000,015(e)
	0.180%	$1,000,000	$1,000,000
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $2,000,045(e)
	0.270%	2,000,000	2,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $12,000,260(e)
	0.260%	12,000,000	12,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $5,000,083(e)
	0.200%	5,000,000	5,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $10,000,225(e)
	0.270%	10,000,000	10,000,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $6,961,011(e)
	0.200%	6,960,895	6,960,895
Total			36,960,895
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $36,960,895)			$36,960,895
Total Investments
(Cost: $338,001,096)(f)			$388,896,376(g)
Other Assets & Liabilities, Net			(34,726,238)
Net Assets			$354,170,138

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at March 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
J.P. Morgan Securities Inc.	April 27, 2012	11,409,500	12,041,668	$255,176	$—
		(AUD)	(USD)
J.P. Morgan Securities Inc.	April 27, 2012	7,422,500	6,070,789	3,045
		(NZD)	(USD)
Total				$258,221	$—

Notes to Portfolio of Investments

(a)	At March 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(d)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$11,170,216	$10,007,307	$(15,402,017)	$—	$5,775,506	$2,890	$5,775,506

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$288,332
Fannie Mae-Aces	31,811
Freddie Mac REMICS	276,944
Ginnie Mae II Pool	27,016
Government National Mortgage Association	395,897
Total Market Value of Collateral Securities	$1,020,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$19,715
Government National Mortgage Association	147,535
United States Treasury Note/Bond	1,872,750
Total Market Value of Collateral Securities	$2,040,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$2,066,850
Fannie Mae REMICS	3,553,863
Freddie Mac Gold Pool	432,309
Freddie Mac REMICS	4,266,431
Government National Mortgage Association	498,239
United States Treasury Inflation Indexed Bonds	446,505
United States Treasury Note/Bond	976,068
Total Market Value of Collateral Securities	$12,240,265

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$2,856,796
Freddie Mac Gold Pool	2,243,204
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$12,753
Fannie Mae Pool	2,788,015
Fannie Mae REMICS	476,022
Fannie Mae-Aces	13,506
Federal Farm Credit Bank	406,147
Federal Home Loan Banks	204,395
Federal Home Loan Mortgage Corp	307,038
Federal National Mortgage Association	354,533
Freddie Mac Coupon Strips	23,097
Freddie Mac Gold Pool	927,084
Freddie Mac Non Gold Pool	208,700
Freddie Mac Reference REMIC	30
Freddie Mac REMICS	772,243
Ginnie Mae I Pool	943,606
Ginnie Mae II Pool	1,414,808
Government National Mortgage Association	631,973
United States Treasury Bill	147,884
United States Treasury Inflation Indexed Bonds	27,979
United States Treasury Note/Bond	517,882
United States Treasury Strip Coupon	22,305
Total Market Value of Collateral Securities	$10,200,000

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$7,100,155
Total Market Value of Collateral Securities	$7,100,155

(f)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $338,001,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$59,561,000
Unrealized Depreciation	(8,666,000)
Net Unrealized Appreciation	$50,895,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
NZD	New Zealand Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$—	$39,921,237	$—	$39,921,237
Consumer Staples	—	6,166,128	—	6,166,128
Energy	6,154,684	7,423,846	—	13,578,530
Financials	5,669,762	24,209,815	—	29,879,577
Health Care	—	18,792,081	—	18,792,081
Industrials	—	124,463,903	—	124,463,903
Information Technology	—	45,847,182	—	45,847,182
Materials	—	54,686,061	—	54,686,061
Telecommunication Services	—	4,866,365	—	4,866,365
Utilities	—	7,958,911	—	7,958,911
Total Equity Securities	11,824,446	334,335,529	—	346,159,975

Other
Money Market Funds	5,775,506	—	—	5,775,506
Investments of Cash Collateral Received for Securities on Loan	—	36,960,895	—	36,960,895
Total Other	5,775,506	36,960,895	—	42,736,401

Investments in Securities	17,599,952	371,296,424	—	388,896,376
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	258,221	—	258,221
Total	$17,599,952	$371,554,645	$—	$389,154,597

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Morgan Stanley Global Real Estate Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.6%
AUSTRALIA 8.2%
CFS Retail Property Trust	1,228,884	$2,276,761
Commonwealth Property Office Fund	463,200	472,814
Dexus Property Group(a)	4,648,734	4,201,009
Goodman Group(b)	2,482,357	1,782,125
GPT Group	1,397,977	4,522,909
Mirvac Group	2,217,245	2,696,075
Stockland(a)	1,104,563	3,367,953
Westfield Group	1,362,407	12,490,704
Westfield Retail Trust	2,130,676	5,706,919
Total		37,517,269
AUSTRIA –%
Conwert Immobilien Invest SE	10,554	127,175
BELGIUM 0.1%
Befimmo SCA Sicafi	4,058	269,688
Cofinimmo	2,690	330,781
Total		600,469
BRAZIL 0.5%
BR Malls Participacoes SA	30,600	395,607
BR Properties SA	87,400	1,116,529
Iguatemi Empresa de Shopping Centers SA	29,600	679,416
Total		2,191,552
CANADA 3.2%
Boardwalk Real Estate Investment Trust(a)	30,870	1,767,183
Brookfield Office Properties	11,938	289,638
Brookfield Office Properties, Inc.	400,027	6,980,471
Calloway Real Estate Investment Trust(a)	27,298	741,941
Extendicare Real Estate Investment Trust	36,570	289,642
RioCan Real Estate Investment Trust(a)	170,290	4,614,706
Total		14,683,581
CAYMAN ISLANDS 0.2%
Country Garden Holdings Co.(a)	1,920,000	739,864
Shimao Property Holdings Ltd.(a)	227,000	242,697
Total		982,561
CHINA 1.0%
Agile Property Holdings Ltd.(a)	530,000	612,191
China Overseas Land & Investment Ltd.(a)	1,824,000	3,458,843

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Guangzhou R&F Properties Co., Ltd., Class H(a)	333,600	$398,077
Total		4,469,111
FINLAND 0.3%
Citycon OYJ(a)	122,187	409,032
Sponda OYJ(a)	179,995	741,783
Total		1,150,815
FRANCE 3.6%
Altarea	2,083	334,761
Fonciere Des Regions	11,776	945,951
Gecina SA	5,875	613,832
ICADE	14,420	1,286,425
Klepierre	66,226	2,296,465
Mercialys SA	30,793	1,089,550
Societe de la Tour Eiffel	4,526	262,580
Societe Immobiliere de Location pour l’Industrie et le Commerce	4,891	539,593
Unibail-Rodamco SE	45,777	9,154,863
Total		16,524,020
GERMANY 0.5%
Alstria Office REIT AG	102,179	1,148,672
Deutsche Euroshop AG	9,365	330,363
Prime Office REIT-AG	101,825	608,130
TAG Immobilien AG	19,754	184,026
Total		2,271,191
HONG KONG 16.9%
China Resources Land Ltd.(a)	1,696,000	2,932,056
Hang Lung Properties Ltd.	1,343,000	4,935,861
Henderson Land Development Co., Ltd.	523,837	2,894,421
Hongkong Land Holdings Ltd.	2,311,000	13,449,126
Hysan Development Co., Ltd.	1,459,491	5,847,448
Kerry Properties Ltd.	1,696,500	7,670,463
Link REIT (The)	1,260,000	4,688,393
New World Development Co., Ltd.	1,517,111	1,826,750
Sino Land Co., Ltd.	2,345,433	3,761,369
Sun Hung Kai Properties Ltd.(a)	2,117,064	26,343,349
Swire Properties Ltd.	58,300	144,895
Wharf Holdings Ltd.	489,466	2,669,010
Total		77,163,141
ITALY 0.2%
Beni Stabili SpA	1,733,200	1,076,960

Issuer	Shares	Value

Common Stocks (continued)
JAPAN 8.5%
Japan Real Estate Investment Corp.(a)	256	$2,257,235
Mitsubishi Estate Co., Ltd.	798,000	14,349,699
Mitsui Fudosan Co., Ltd.	638,000	12,320,373
Nippon Building Fund, Inc.	234	2,227,608
Sumitomo Realty & Development Co., Ltd.(a)	317,000	7,719,546
Total		38,874,461
NETHERLANDS 1.0%
Corio NV	45,061	2,376,870
Eurocommercial Properties NV	39,181	1,484,584
VastNed Retail NV	548	28,778
Wereldhave NV	8,967	711,697
Total		4,601,929
NORWAY 0.1%
Norwegian Property ASA	168,057	262,057
SINGAPORE 1.8%
CapitaLand Ltd.	1,964,000	4,879,509
CapitaMall Trust	654,000	938,622
City Developments Ltd.	192,000	1,733,792
K-REIT Asia	200,000	153,683
Suntec Real Estate Investment Trust	368,000	366,167
Total		8,071,773
SWEDEN 0.7%
Atrium Ljungberg AB, Class B	47,586	566,072
Castellum AB	65,696	827,680
Fabege AB	19,455	167,766
Hufvudstaden AB, Class A(a)	149,889	1,584,802
Total		3,146,320
SWITZERLAND 1.0%
Mobimo Holding AG	1,271	310,182
PSP Swiss Property AG	42,200	3,749,241
Swiss Prime Site AG	7,708	640,412
Total		4,699,835
UNITED KINGDOM 6.5%
Atrium European Real Estate Ltd.	129,247	634,863
Big Yellow Group PLC	228,355	1,037,321
British Land Co. PLC	491,779	3,774,898
Capital & Counties Properties PLC	212,709	652,558
Capital & Regional PLC	1,063,701	552,952
Capital Shopping Centres Group PLC	279,052	1,479,184

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Derwent London PLC	41,907	$1,169,678
Development Securities PLC	94,988	242,334
Grainger PLC	515,646	863,541
Great Portland Estates PLC	126,800	729,937
Hammerson PLC	578,041	3,842,543
Land Securities Group PLC	480,522	5,553,102
LXB Retail Properties PLC	861,103	1,583,935
Metric Property Investments PLC	461,806	685,106
Quintain Estates & Development PLC	826,285	508,833
Safestore Holdings PLC	671,952	1,268,250
Segro PLC	396,960	1,490,834
Shaftesbury PLC	53,019	417,659
St. Modwen Properties PLC	441,213	1,303,819
Unite Group PLC	529,799	1,669,406
Total		29,460,753
UNITED STATES 42.3%
Acadia Realty Trust(a)	83,270	1,876,906
American Campus Communities, Inc.	4,130	184,694
Apartment Investment & Management Co., Class A(a)	257,882	6,810,664
Ashford Hospitality Trust, Inc.(a)	91,830	827,388
Assisted Living Concepts, Inc., Class A(a)	85,090	1,413,345
AvalonBay Communities, Inc.(a)	41,638	5,885,531
BioMed Realty Trust, Inc.(a)	13,548	257,141
Boston Properties, Inc.	85,035	8,927,825
BRE Properties, Inc.	40,883	2,066,636
Camden Property Trust	49,136	3,230,692
CommonWealth REIT	43,011	800,865
Coresite Realty Corp.(a)	37,300	879,907
Cousins Properties, Inc.	247,404	1,875,322
DCT Industrial Trust, Inc.(a)	561,968	3,315,611
Digital Realty Trust, Inc.(a)	15,803	1,168,948
Douglas Emmett, Inc.(a)	46,878	1,069,287
Equity Lifestyle Properties, Inc.	51,688	3,604,721
Equity Residential	269,733	16,890,680
Federal Realty Investment Trust	24,731	2,393,713
Forest City Enterprises, Inc., Class A(a)(b)	513,463	8,040,831
General Growth Properties, Inc.(a)	529,200	8,991,108
HCP, Inc.	226,745	8,947,358
Health Care REIT, Inc.(a)	29,290	1,609,778
Healthcare Realty Trust, Inc.(a)	209,888	4,617,536
Host Hotels & Resorts, Inc.	650,145	10,675,381
Hudson Pacific Properties, Inc.(a)	52,470	793,871
Lexington Realty Trust(a)	16,013	143,957
Liberty Property Trust	27,481	981,621

Issuer		Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Macerich Co. (The)		5,690	$328,598
Mack-Cali Realty Corp.		146,205	4,213,628
Omega Healthcare Investors, Inc.(a)		51,440	1,093,614
Parkway Properties, Inc.(a)		1,830	19,178
ProLogis, Inc.		119,740	4,313,035
PS Business Parks, Inc.(a)		9,343	612,340
Public Storage		57,235	7,908,160
Regency Centers Corp.(a)		234,068	10,411,345
Retail Opportunity Investments Corp.(a)		89,945	1,082,938
Senior Housing Properties Trust		168,745	3,720,827
Simon Property Group, Inc.		171,923	25,045,743
Sovran Self Storage, Inc.(a)		8,270	412,094
STAG Industrial, Inc.		24,850	346,906
Starwood Hotels & Resorts Worldwide, Inc.		167,772	9,464,019
Starwood Property Trust, Inc.(a)		86,370	1,815,497
Vornado Realty Trust		155,218	13,069,356
Winthrop Realty Trust(a)		48,470	561,767
Total			192,700,362
Total Common Stocks (Cost: $383,412,103)			$440,575,335

		Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.161%(c)(d)		12,444,809	$12,444,809
Total Money Market Funds (Cost: $12,444,809)			$12,444,809

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 9.4%
Certificates of Deposit 1.8%
Australia and New Zealand Bank Group, Ltd.
06/11/12	0.580%	1,000,000	$1,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
04/26/12	0.300%	2,000,000	2,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	$2,000,000	$2,000,000
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	1,000,000	1,000,000
Pohjola Bank PLC
04/16/12	0.330%	2,000,000	2,000,000
Total			8,000,000
Commercial Paper 0.2%
Manhattan Asset Funding Co. LLC
04/05/12	0.200%	999,844	999,844
Repurchase Agreements 7.4%
Citibank NA dated 03/30/12, matures 04/02/12, repurchase price $5,000,071(e)
	0.170%	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,150(e)
	0.180%	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $13,000,282(e)
	0.260%	13,000,000	13,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $3,000,050(e)
	0.200%	3,000,000	3,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $1,000,023(e)
	0.270%	1,000,000	1,000,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $1,731,283 (e)
	0.200%	1,731,254	1,731,254
Total			33,731,254
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $42,731,098)			$42,731,098
Total Investments
(Cost: $438,588,010)(f)			$495,751,242(g)
Other Assets & Liabilities, Net			(39,602,494)
Net Assets			$456,148,748

Notes to Portfolio of Investments

(a)	At March 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(d)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$13,765,000	$20,386,766	$(21,706,957)	$—	$12,444,809	$4,839	$12,444,809

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.170%)

Security Description	Value
Fannie Mae REMICS	$2,553,422
Freddie Mac REMICS	1,920,860
Government National Mortgage Association	625,718
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$2,883,323
Fannie Mae-Aces	318,109
Freddie Mac REMICS	2,769,436
Ginnie Mae II Pool	270,163
Government National Mortgage Association	3,958,969
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$2,239,087
Fannie Mae REMICS	3,850,018
Freddie Mac Gold Pool	468,335
Freddie Mac REMICS	4,621,967
Government National Mortgage Association	539,759
United States Treasury Inflation Indexed Bonds	483,714
United States Treasury Note/Bond	1,057,407
Total Market Value of Collateral Securities	$13,260,287

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$1,714,078
Freddie Mac Gold Pool	1,345,922
Total Market Value of Collateral Securities	$3,060,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$1,275
Fannie Mae Pool	278,801
Fannie Mae REMICS	47,602
Fannie Mae-Aces	1,351
Federal Farm Credit Bank	40,615
Federal Home Loan Banks	20,440
Federal Home Loan Mortgage Corp	30,704
Federal National Mortgage Association	35,453
Freddie Mac Coupon Strips	2,310
Freddie Mac Gold Pool	92,708
Freddie Mac Non Gold Pool	20,870
Freddie Mac Reference REMIC	3
Freddie Mac REMICS	77,224
Ginnie Mae I Pool	94,361
Ginnie Mae II Pool	141,481
Government National Mortgage Association	63,197
United States Treasury Bill	14,788
United States Treasury Inflation Indexed Bonds	2,798
United States Treasury Note/Bond	51,788
United States Treasury Strip Coupon	2,231
Total Market Value of Collateral Securities	$1,020,000

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$1,765,890
Total Market Value of Collateral Securities	$1,765,890

(f)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $438,588,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$62,083,000
Unrealized Depreciation	(4,920,000)
Net Unrealized Appreciation	$57,163,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$9,464,019	$—	$—	$9,464,019
Financials	198,698,131	230,999,840	—	429,697,971
Health Care	1,413,345	—	—	1,413,345
Total Equity Securities	209,575,495	230,999,840	—	440,575,335

Other
Money Market Funds	12,444,809	—	—	12,444,809
Investments of Cash Collateral Received for Securities on Loan	—	42,731,098	—	42,731,098
Total Other	12,444,809	42,731,098	—	55,175,907
Total	$222,020,304	$273,730,938	$—	$495,751,242

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – NFJ Dividend Value Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.2%
CONSUMER DISCRETIONARY 5.8%
Household Durables 1.8%
Whirlpool Corp.	448,100	$34,440,966
Leisure Equipment & Products 1.9%
Mattel, Inc.(a)	1,088,900	36,652,374
Media 2.1%
Time Warner, Inc.(a)	1,024,300	38,667,325
TOTAL CONSUMER DISCRETIONARY		109,760,665
CONSUMER STAPLES 7.5%
Beverages 1.8%
PepsiCo, Inc.	528,800	35,085,880
Food & Staples Retailing 1.9%
Wal-Mart Stores, Inc.	597,900	36,591,480
Household Products 1.7%
Kimberly-Clark Corp.	426,600	31,521,474
Tobacco 2.1%
Reynolds American, Inc.	966,600	40,055,904
TOTAL CONSUMER STAPLES		143,254,738
ENERGY 17.1%
Energy Equipment & Services 1.8%
Ensco PLC, ADR	666,400	35,272,552
Oil, Gas & Consumable Fuels 15.3%
Chesapeake Energy Corp.(a)	1,572,300	36,430,191
Chevron Corp.	346,600	37,169,384
ConocoPhillips	952,500	72,399,525
Marathon Oil Corp.	1,391,300	44,104,210
Royal Dutch Shell PLC, ADR	520,300	36,488,639
Total SA, ADR(a)	1,258,100	64,314,071
Total		290,906,020
TOTAL ENERGY		326,178,572
FINANCIALS 18.2%
Commercial Banks 4.2%
PNC Financial Services Group, Inc.	611,100	39,409,839

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Wells Fargo & Co.	1,191,400	$40,674,396
Total		80,084,235
Diversified Financial Services 3.9%
JPMorgan Chase & Co.	1,608,500	73,958,830
Insurance 6.3%
Allstate Corp. (The)	1,134,300	37,341,156
MetLife, Inc.	1,130,000	42,205,500
Travelers Companies, Inc. (The)	679,300	40,214,560
Total		119,761,216
Real Estate Investment Trusts (REITs) 1.9%
Annaly Capital Management, Inc.(a)	2,331,600	36,885,912
Thrifts & Mortgage Finance 1.9%
Hudson City Bancorp, Inc.(a)	4,789,700	35,012,707
TOTAL FINANCIALS		345,702,900
HEALTH CARE 10.0%
Health Care Equipment & Supplies 2.2%
Medtronic, Inc.	1,063,700	41,686,403
Pharmaceuticals 7.8%
GlaxoSmithKline PLC, ADR(a)	733,700	32,950,467
Johnson & Johnson	512,200	33,784,712
Pfizer, Inc.	1,641,900	37,205,454
Sanofi, ADR	1,180,400	45,740,500
Total		149,681,133
TOTAL HEALTH CARE		191,367,536
INDUSTRIALS 10.0%
Aerospace & Defense 4.0%
Lockheed Martin Corp.(a)	421,100	37,840,046
Northrop Grumman Corp.	624,200	38,126,136
Total		75,966,182
Commercial Services & Supplies 3.9%
Pitney Bowes, Inc.(a)	2,216,500	38,966,070
RR Donnelley & Sons Co.(a)	2,931,300	36,318,807
Total		75,284,877
Industrial Conglomerates 2.1%
General Electric Co.	1,970,000	39,537,900
TOTAL INDUSTRIALS		190,788,959

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 11.8%
Communications Equipment 2.0%
Harris Corp.(a)	861,800	$38,849,944
IT Services 1.8%
International Business Machines Corp.	166,800	34,802,820
Office Electronics 2.0%
Xerox Corp.	4,617,400	37,308,592
Semiconductors & Semiconductor Equipment 4.0%
Intel Corp.	2,704,000	76,009,440
Software 2.0%
Microsoft Corp.	1,178,200	37,996,950
TOTAL INFORMATION TECHNOLOGY		224,967,746
MATERIALS 10.3%
Chemicals 1.9%
Eastman Chemical Co.	184,800	9,552,312
EI du Pont de Nemours & Co.	488,800	25,857,520
Total		35,409,832
Metals & Mining 4.5%
Barrick Gold Corp.	965,200	41,966,896
Freeport-McMoRan Copper & Gold, Inc.	1,162,200	44,210,088
Total		86,176,984
Paper & Forest Products 3.9%
International Paper Co.	2,122,800	74,510,280
TOTAL MATERIALS		196,097,096
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	1,155,700	36,092,511
TOTAL TELECOMMUNICATION SERVICES		36,092,511

Issuer		Shares	Value

Common Stocks (continued)
UTILITIES 3.6%
Electric Utilities 1.8%
American Electric Power Co., Inc.		873,700	$33,707,346
Multi-Utilities 1.8%
Ameren Corp.		1,050,100	34,212,258
TOTAL UTILITIES			67,919,604
Total Common Stocks (Cost: $1,614,425,990)			$1,832,130,327

		Shares	Value

Money Market Funds 3.4%
Columbia Short-Term Cash Fund, 0.161%(b)(c)		64,172,549	$64,172,549
Total Money Market Funds (Cost: $64,172,549)			$64,172,549

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 14.9%
Asset-Backed Commercial Paper 1.4%
Atlantic Asset Securitization LLC
04/05/12	0.300%	4,999,709	$4,999,709
Atlantis One
09/10/12	0.592%	7,976,400	7,976,400
Kells Funding LLC
06/04/12	0.501%	3,994,722	3,994,722
Rheingold Securitization
04/05/12	0.500%	9,998,611	9,998,611
Total			26,969,442
Certificates of Deposit 7.9%
ABN AMRO Bank N.V.
06/21/12	0.400%	6,992,852	6,992,852
Australia and New Zealand Bank Group, Ltd.
06/11/12	0.580%	5,000,000	5,000,000
Bank of Nova Scotia
05/03/12	0.373%	9,000,000	9,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	4,994,511	4,994,511
Barclays Bank PLC
04/18/12	0.600%	7,000,000	7,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
DZ Bank AG
04/10/12	0.230%	$5,000,000	$5,000,000
04/16/12	0.220%	10,000,000	10,000,000
Den Danske Bank
04/02/12	0.200%	5,000,000	5,000,000
DnB NOR ASA
09/14/12	0.530%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
04/26/12	0.300%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	6,000,000	6,000,000
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
04/10/12	0.335%	10,000,000	10,000,000
National Australia Bank
04/30/12	0.391%	5,000,000	5,000,000
National Bank of Canada
05/08/12	0.393%	8,000,000	8,000,000
Norinchukin Bank
05/21/12	0.470%	7,000,000	7,000,000
Skandinaviska Enskilda Banken
05/21/12	0.340%	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	10,000,000	10,000,000
Svenska Handelsbanken
08/30/12	0.580%	6,000,000	6,000,000
09/13/12	0.490%	5,000,000	5,000,000
Union Bank of Switzerland
04/17/12	0.580%	5,000,000	5,000,000
United Overseas Bank Ltd.
04/16/12	0.230%	10,000,000	10,000,000
Total			149,987,363
Commercial Paper 3.7%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	6,983,632	6,983,632
Development Bank of Singapore Ltd.
07/27/12	0.561%	4,986,933	4,986,933
DnB NOR
08/30/12	0.491%	3,000,000	3,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Foreningsparbanken (Swedbank)
04/03/12	0.400%	$4,996,556	$4,996,556
HSBC Bank PLC
04/13/12	0.481%	5,985,360	5,985,360
Manhattan Asset Funding Co. LLC
04/05/12	0.200%	4,999,222	4,999,222
Nordea Bank AB
07/24/12	0.627%	2,990,521	2,990,521
Skandinaviska Enskilda Banken AB
05/14/12	0.330%	1,998,863	1,998,863
Suncorp Metway Ltd.
04/05/12	0.500%	3,996,445	3,996,445
05/21/12	0.480%	4,995,800	4,995,800
Swedish National Housing Finance Corp. (SBAB)
04/19/12	0.295%	4,998,566	4,998,566
04/19/12	0.295%	4,998,607	4,998,607
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,437	4,988,437
Toyota Motor Credit Corp.
04/26/12	0.562%	5,982,827	5,982,827
Westpac Securities NZ Ltd.
08/27/12	0.491%	4,988,771	4,988,771
Total			70,890,540
Other Short-Term Obligations 0.1%
Natixis Financial Products LLC
04/02/12	0.450%	1,000,000	1,000,000
Repurchase Agreements 1.8%
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $25,000,542(d)
	0.260%	25,000,000	25,000,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,585,280(d)
	0.200%	10,585,103	10,585,103
Total			35,585,103
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $284,432,448)			$284,432,448
Total Investments
(Cost: $1,963,030,987)			$2,180,735,324(e)
Other Assets & Liabilities, Net			(276,038,570)
Net Assets			$1,904,696,754

Notes to Portfolio of Investments
(a)	At March 31, 2012, security was partially or fully on loan.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(c)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value

Columbia Short-Term Cash Fund	$57,698,139	$66,606,964	$(60,132,554)	$—	$64,172,549	$26,600	$64,172,549

(d)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$4,305,937
Fannie Mae REMICS	7,403,882
Freddie Mac Gold Pool	900,644
Freddie Mac REMICS	8,888,397
Government National Mortgage Association	1,037,998
United States Treasury Inflation Indexed Bonds	930,219
United States Treasury Note/Bond	2,033,475
Total Market Value of Collateral Securities	$25,500,552

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$10,796,870
Total Market Value of Collateral Securities	$10,796,870

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$109,760,665	$—	$—	$109,760,665
Consumer Staples	143,254,738	—	—	143,254,738
Energy	326,178,572	—	—	326,178,572
Financials	345,702,900	—	—	345,702,900
Health Care	191,367,536	—	—	191,367,536
Industrials	190,788,959	—	—	190,788,959
Information Technology	224,967,746	—	—	224,967,746
Materials	196,097,096	—	—	196,097,096
Telecommunication Services	36,092,511	—	—	36,092,511
Utilities	67,919,604	—	—	67,919,604
Total Equity Securities	1,832,130,327	—	—	1,832,130,327

Other
Money Market Funds	64,172,549	—	—	64,172,549
Investments of Cash Collateral Received for Securities on Loan	—	284,432,448	—	284,432,448
Total Other	64,172,549	284,432,448	—	348,604,997
Total	$1,896,302,876	$284,432,448	$—	$2,180,735,324

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
CONSUMER DISCRETIONARY 16.4%
Auto Components 1.4%
BorgWarner, Inc.(a)(b)	312,600	$26,364,684
Hotels, Restaurants & Leisure 4.9%
Las Vegas Sands Corp.	731,600	42,118,212
Starbucks Corp.	558,000	31,186,620
Yum! Brands, Inc.	321,200	22,863,016
Total		96,167,848
Internet & Catalog Retail 4.7%
Amazon.com, Inc.(a)(b)	159,700	32,340,847
priceline.com, Inc.(a)(b)	82,425	59,139,937
Total		91,480,784
Specialty Retail 1.6%
O’Reilly Automotive, Inc.(a)	211,800	19,347,930
Ulta Salon Cosmetics & Fragrance, Inc.(b)	126,600	11,759,874
Total		31,107,804
Textiles, Apparel & Luxury Goods 3.8%
Coach, Inc.	210,400	16,259,712
Fossil, Inc.(a)(b)	130,200	17,183,796
Michael Kors Holdings Ltd.(a)	206,200	9,606,858
Ralph Lauren Corp.	179,000	31,205,070
Total		74,255,436
TOTAL CONSUMER DISCRETIONARY		319,376,556
CONSUMER STAPLES 3.1%
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	240,700	21,855,560
CVS Caremark Corp.	518,800	23,242,240
Total		45,097,800
Personal Products 0.8%
Estee Lauder Companies, Inc. (The), Class A	245,600	15,212,464
TOTAL CONSUMER STAPLES		60,310,264
ENERGY 6.2%
Energy Equipment & Services 2.6%
Cameron International Corp.(a)(b)	299,300	15,812,019
FMC Technologies, Inc.(a)	684,500	34,512,490
Total		50,324,509
Oil, Gas & Consumable Fuels 3.6%
Concho Resources, Inc.(a)	338,600	34,564,288

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	377,000	$35,901,710
Total		70,465,998
TOTAL ENERGY		120,790,507
FINANCIALS 6.9%
Capital Markets 2.4%
Franklin Resources, Inc.(b)	243,100	30,151,693
TD Ameritrade Holding Corp.(b)	828,600	16,356,564
Total		46,508,257
Diversified Financial Services 2.9%
IntercontinentalExchange, Inc.(a)	155,300	21,341,326
JPMorgan Chase & Co.	760,700	34,976,986
Total		56,318,312
Real Estate Investment Trusts (REITs) 1.6%
American Tower Corp.	494,900	31,188,598
TOTAL FINANCIALS		134,015,167
HEALTH CARE 12.6%
Biotechnology 2.6%
Biogen Idec, Inc.(a)	214,200	26,982,774
Celgene Corp.(a)	310,500	24,069,960
Total		51,052,734
Health Care Equipment & Supplies 2.7%
Edwards Lifesciences Corp.(a)	221,600	16,116,968
Intuitive Surgical, Inc.(a)	37,280	20,196,440
Varian Medical Systems, Inc.(a)(b)	241,100	16,626,256
Total		52,939,664
Health Care Providers & Services 4.7%
Express Scripts, Inc.(a) (b)	580,200	31,435,236
UnitedHealth Group, Inc.(b)	1,026,900	60,525,486
Total		91,960,722
Health Care Technology 0.8%
Cerner Corp.(a)(b)	206,800	15,749,888
Pharmaceuticals 1.8%
Perrigo Co.(b)	130,500	13,481,955
Shire PLC, ADR(b)	222,500	21,081,875
Total		34,563,830
TOTAL HEALTH CARE		246,266,838

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 13.8%
Aerospace & Defense 2.8%
Precision Castparts Corp.(b)	118,300	$20,454,070
United Technologies Corp.	409,400	33,955,636
Total		54,409,706
Air Freight & Logistics 0.9%
CH Robinson Worldwide, Inc.(b)	260,500	17,060,145
Construction & Engineering 1.4%
Fluor Corp.	453,900	27,252,156
Industrial Conglomerates 3.1%
Danaher Corp.(b)	1,087,700	60,911,200
Machinery 2.4%
Caterpillar, Inc.	240,500	25,618,060
Illinois Tool Works, Inc.	364,700	20,831,664
Total		46,449,724
Road & Rail 3.2%
Union Pacific Corp.	591,600	63,585,168
TOTAL INDUSTRIALS		269,668,099
INFORMATION TECHNOLOGY 35.4%
Communications Equipment 3.7%
QUALCOMM, Inc.	1,055,600	71,801,912
Computers & Peripherals 10.5%
Apple, Inc.(a)	205,045	122,918,326
EMC Corp.(a)	1,919,600	57,357,648
NetApp, Inc.(a)	537,800	24,077,306
Total		204,353,280
Internet Software & Services 6.4%
Baidu, Inc., ADR(a)	269,200	39,241,284
Google, Inc., Class A(a)	76,035	48,756,683
LinkedIn Corp., Class A(a)(b)	153,800	15,686,062
VeriSign, Inc.(b)	573,000	21,968,820
Total		125,652,849
IT Services 6.5%
Cognizant Technology Solutions Corp., Class A(a)	678,900	52,241,355
Teradata Corp.(a)	102,600	6,992,190
Visa, Inc., Class A	571,700	67,460,600
Total		126,694,145

Issuer		Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 0.7%
Altera Corp.(b)		363,300	$14,466,606
Software 7.6%
Autodesk, Inc.(a)		443,100	18,751,992
Citrix Systems, Inc.(a)		62,000	4,892,420
Intuit, Inc.		328,500	19,752,705
Microsoft Corp.		847,400	27,328,650
Oracle Corp.		1,309,700	38,190,852
Salesforce.com, Inc.(a)(b)		261,200	40,358,012
Total			149,274,631
TOTAL INFORMATION TECHNOLOGY			692,243,423
MATERIALS 4.2%
Chemicals 3.4%
Ecolab, Inc.		426,700	26,335,924
Monsanto Co.		502,300	40,063,448
Total			66,399,372
Metals & Mining 0.8%
Cliffs Natural Resources, Inc.(b)		233,230	16,153,510
TOTAL MATERIALS			82,552,882
Total Common Stocks (Cost: $1,540,695,121)			$1,925,223,736

		Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.161%(c)(d)		31,575,651	$31,575,651
Total Money Market Funds (Cost: $31,575,651)			$31,575,651

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 15.6%
Asset-Backed Commercial Paper 1.9%
Antalis US Funding Corp.
04/05/12	0.310%	9,999,397	$9,999,397
Atlantic Asset Securitization LLC
04/05/12	0.300%	9,999,417	9,999,417
Atlantis One
04/11/12	0.511%	4,993,554	4,993,554

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
08/01/12	0.662%	$2,989,990	$2,989,990
Kells Funding LLC
06/04/12	0.501%	3,994,722	3,994,722
Rheingold Securitization
04/27/12	0.600%	4,997,417	4,997,417
Total			36,974,497
Certificates of Deposit 5.9%
ABN AMRO Bank N.V.
06/21/12	0.400%	6,992,852	6,992,852
Australia and New Zealand Bank Group, Ltd.
05/16/12	0.470%	5,000,000	5,000,000
Bank of Nova Scotia
05/03/12	0.373%	9,000,000	9,000,000
Barclays Bank PLC
04/18/12	0.600%	10,000,000	10,000,000
Branch Banking & Trust Corporation
07/12/12	0.420%	10,000,000	10,000,000
DnB NOR ASA
09/14/12	0.530%	3,000,000	3,000,000
National Australia Bank
04/30/12	0.391%	8,000,000	8,000,000
National Bank of Canada
05/08/12	0.393%	9,000,000	9,000,000
Norinchukin Bank
05/21/12	0.470%	6,000,000	6,000,000
Royal Bank of Canada
04/02/12	0.100%	10,000,000	10,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd.
05/29/12	0.370%	10,000,000	10,000,000
Svenska Handelsbanken
08/30/12	0.580%	5,000,000	5,000,000
Union Bank of Switzerland
04/17/12	0.580%	10,000,000	10,000,000
Total			115,992,852
Commercial Paper 2.7%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	4,988,308	4,988,308

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
DnB NOR
08/30/12	0.491%	$8,000,000	$8,000,000
HSBC Bank PLC
04/13/12	0.481%	7,980,480	7,980,480
Mitsubishi UFJ Trust and Banking Corp.
05/03/12	0.430%	9,991,520	9,991,520
Svenska Handelsbank
05/23/12	0.300%	4,996,458	4,996,458
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
Toyota Motor Credit Corp.
04/26/12	0.562%	3,988,551	3,988,551
Westpac Securities NZ Ltd.
04/20/12	0.531%	6,981,141	6,981,141
Total			51,914,896
Repurchase Agreements 5.1%
Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,150(e)
	0.180%	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $15,000,325(e)
	0.260%	15,000,000	15,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $30,000,500(e)
	0.200%	30,000,000	30,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $6,000,135(e)
	0.270%	6,000,000	6,000,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $18,662,068(e)
	0.200%	18,661,757	18,661,757
Royal Bank of Canada dated 03/30/12, matures 04/02/12, repurchase price $20,000,300(e)
	0.180%	20,000,000	20,000,000
Total			99,661,757
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $304,544,002)			$304,544,002
Total Investments
(Cost: $1,876,814,774)			$2,261,343,389(f)
Other Assets & Liabilities, Net			(309,105,236)
Net Assets			$1,952,238,153

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At March 31, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(d)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$60,793,193	$80,461,315	$(109,678,857)	$—	$31,575,651	$14,769	$31,575,651

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$2,883,323
Fannie Mae-Aces	318,109
Freddie Mac REMICS	2,769,436
Ginnie Mae II Pool	270,163
Government National Mortgage Association	3,958,969
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$2,583,562
Fannie Mae REMICS	4,442,329
Freddie Mac Gold Pool	540,386
Freddie Mac REMICS	5,333,038
Government National Mortgage Association	622,799
United States Treasury Inflation Indexed Bonds	558,132
United States Treasury Note/Bond	1,220,086
Total Market Value of Collateral Securities	$15,300,332

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$17,140,777
Freddie Mac Gold Pool	13,459,223
Total Market Value of Collateral Securities	$30,600,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$7,652
Fannie Mae Pool	1,672,809
Fannie Mae REMICS	285,613
Fannie Mae-Aces	8,104
Federal Farm Credit Bank	243,688
Federal Home Loan Banks	122,637
Federal Home Loan Mortgage Corp	184,223
Federal National Mortgage Association	212,720
Freddie Mac Coupon Strips	13,858
Freddie Mac Gold Pool	556,250
Freddie Mac Non Gold Pool	125,220
Freddie Mac Reference REMIC	18
Freddie Mac REMICS	463,346
Ginnie Mae I Pool	566,164
Ginnie Mae II Pool	848,885
Government National Mortgage Association	379,184
United States Treasury Bill	88,730
United States Treasury Inflation Indexed Bonds	16,787
United States Treasury Note/Bond	310,729
United States Treasury Strip Coupon	13,383
Total Market Value of Collateral Securities	$6,120,000

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$19,035,105
Total Market Value of Collateral Securities	$19,035,105

Royal Bank of Canada (0.180%)

Security Description	Value
Fannie Mae Pool	$20,400,000
Total Market Value of Collateral Securities	$20,400,000

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$319,376,556	$—	$—	$319,376,556
Consumer Staples	60,310,264	—	—	60,310,264
Energy	120,790,507	—	—	120,790,507
Financials	134,015,167	—	—	134,015,167
Health Care	246,266,838	—	—	246,266,838
Industrials	269,668,099	—	—	269,668,099
Information Technology	692,243,423	—	—	692,243,423
Materials	82,552,882	—	—	82,552,882
Total Equity Securities	1,925,223,736	—	—	1,925,223,736

Other
Money Market Funds	31,575,651	—	—	31,575,651
Investments of Cash Collateral Received for Securities on Loan	—	304,544,002	—	304,544,002
Total Other	31,575,651	304,544,002	—	336,119,653
Total	$1,956,799,387	$304,544,002	$—	$2,261,343,389

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Growth Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.3%
CONSUMER DISCRETIONARY 17.3%
Diversified Consumer Services 1.2%
Service Corp. International	606,908	$6,833,784
Hotels, Restaurants & Leisure 3.6%
7 Days Group Holdings Ltd., ADR(a)	201,408	2,523,642
BJ’s Restaurants, Inc.(a)(b)	143,918	7,246,271
Bravo Brio Restaurant Group, Inc.(a)(b)	51,237	1,022,691
Life Time Fitness, Inc.(a)(b)	85,630	4,330,309
Peet’s Coffee & Tea, Inc.(a)(b)	21,734	1,601,796
Scientific Games Corp., Class A	134,000	1,562,440
Shuffle Master, Inc.	102,500	1,804,000
Total		20,091,149
Household Durables 1.3%
Harman International Industries, Inc.	116,025	5,431,130
iRobot Corp.(a)(b)	31,573	860,680
SodaStream International Ltd.(b)	36,300	1,222,584
Total		7,514,394
Internet & Catalog Retail 1.8%
CafePress, Inc.	48,718	932,950
HomeAway, Inc.(a)(b)	101,086	2,564,552
Makemytrip Ltd.(a)(b)	143,136	3,287,834
Shutterfly, Inc.(a)(b)	98,682	3,091,707
Total		9,877,043
Leisure Equipment & Products 1.3%
Hasbro, Inc.(b)	40,999	1,505,483
Sturm Ruger & Co., Inc.	118,482	5,817,466
Total		7,322,949
Media 0.2%
IMAX Corp.(a)	44,210	1,080,492
Specialty Retail 5.6%
Abercrombie & Fitch Co., Class A(b)	40,025	1,985,640
American Eagle Outfitters, Inc.	202,777	3,485,737
Asbury Automotive Group, Inc.(a)(b)	45,900	1,239,300
Cabela’s, Inc.(a)(b)	316,984	12,092,940
Hibbett Sports, Inc.(b)	39,920	2,177,636
Mattress Firm Holding Corp.(b)	19,795	750,230
Select Comfort Corp.(a)	44,500	1,441,355
Teavana Holdings, Inc.(a)(b)	51,006	1,005,838
Tractor Supply Co.	19,700	1,784,032
Ulta Salon Cosmetics & Fragrance, Inc.	36,210	3,363,547
Vitamin Shoppe, Inc.(b)	50,760	2,244,100
Total		31,570,355

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods 2.3%
CROCS, Inc.(a)	231,550	$4,844,026
Deckers Outdoor Corp.(a)(b)	25,000	1,576,250
Steven Madden Ltd.(a)(b)	52,569	2,247,325
Vera Bradley, Inc.(a)(b)	85,300	2,575,207
Warnaco Group, Inc. (The)(a)	34,110	1,992,024
Total		13,234,832
TOTAL CONSUMER DISCRETIONARY		97,524,998
CONSUMER STAPLES 6.5%
Food & Staples Retailing 3.9%
Annie’s, Inc.(a)	1,200	41,808
Fresh Market, Inc. (The)(a)	62,500	2,996,875
Pricesmart, Inc.(b)	177,320	12,910,669
United Natural Foods, Inc.(a)(b)	122,799	5,729,801
Total		21,679,153
Food Products 0.2%
Green Mountain Coffee Roasters, Inc.(a)(b)	26,000	1,217,840
Household Products 0.6%
Energizer Holdings, Inc.(a)	49,000	3,634,820
Personal Products 1.8%
Nu Skin Enterprises, Inc., Class A(b)	176,446	10,217,988
TOTAL CONSUMER STAPLES		36,749,801
ENERGY 5.7%
Energy Equipment & Services 2.9%
Atwood Oceanics, Inc.(a)(b)	187,820	8,431,240
Core Laboratories NV	25,206	3,316,353
Lufkin Industries, Inc.(b)	58,164	4,690,927
OYO Geospace Corp.(a)	1,353	142,511
Total		16,581,031
Oil, Gas & Consumable Fuels 2.8%
Approach Resources, Inc.(a)(b)	131,576	4,861,733
Carrizo Oil & Gas, Inc.(a)(b)	51,964	1,468,503
Georesources, Inc.(a)	50,858	1,665,091
Kodiak Oil & Gas Corp.(a)	71,700	714,132
Laredo Petroleum Holdings, Inc.	69,543	1,630,088
Northern Oil and Gas, Inc.(b)	122,378	2,538,120
Oasis Petroleum, Inc.(a)(b)	64,100	1,976,203

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Sanchez Energy Corp.(a)(b)	36,025	$808,761
Total		15,662,631
TOTAL ENERGY		32,243,662
FINANCIALS 11.4%
Capital Markets 2.8%
Eaton Vance Corp.(b)	334,560	9,561,725
Financial Engines, Inc.(a)(b)	181,100	4,049,396
Greenhill & Co., Inc.(b)	50,720	2,213,421
Total		15,824,542
Commercial Banks 0.9%
SVB Financial Group(a)	75,775	4,875,363
Consumer Finance 0.7%
Green Dot Corp., Class A(a)(b)	146,434	3,883,430
Diversified Financial Services 0.6%
MarkeTaxess Holdings, Inc.(b)	98,316	3,666,204
Insurance 3.4%
Alleghany Corp.(a)	9,730	3,202,143
MBIA, Inc.(a)(b)	532,571	5,219,196
Montpelier Re Holdings Ltd.(b)	282,183	5,451,775
White Mountains Insurance Group Ltd.	10,118	5,076,403
Total		18,949,517
Real Estate Investment Trusts (REITs) 2.2%
First Industrial Realty Trust, Inc.(a)	306,098	3,780,310
Hatteras Financial Corp.(b)	154,380	4,307,202
UDR, Inc.	159,229	4,253,007
Total		12,340,519
Real Estate Management & Development 0.8%
Tejon Ranch Co.(a)	152,808	4,376,421
TOTAL FINANCIALS		63,915,996
HEALTH CARE 15.0%
Biotechnology 2.0%
Ardea Biosciences, Inc.(a)	43,608	948,910
Arqule, Inc.(a)(b)	133,691	937,174
AVEO Pharmaceuticals, Inc.(a)(b)	59,170	734,300
Cepheid, Inc.(a)(b)	29,900	1,250,717

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Chelsea Therapeutics International Ltd.(a)(b)	263,633	$674,900
Exact Sciences Corp.(a)	70,010	781,312
Human Genome Sciences, Inc.(a)(b)	483,100	3,980,744
Ironwood Pharmaceuticals, Inc.(a)(b)	66,025	878,793
Targacept, Inc.(a)(b)	47,700	244,224
Theravance, Inc.(a)(b)	43,592	850,044
Total		11,281,118
Health Care Equipment & Supplies 5.8%
ABIOMED, Inc.(a)(b)	18,350	407,186
Align Technology, Inc.(a)(b)	125,400	3,454,770
DexCom, Inc.(a)(b)	289,290	3,017,295
Endologix, Inc.(a)(b)	491,430	7,199,449
HeartWare International, Inc.(a)(b)	11,127	730,933
MAKO Surgical Corp.(a)(b)	20,472	862,895
Masimo Corp.(a)	55,690	1,302,032
NxStage Medical, Inc.(a)(b)	301,918	5,817,960
Volcano Corp.(a)	231,966	6,576,236
Zoll Medical Corp.	31,800	2,945,634
Total		32,314,390
Health Care Providers & Services 3.1%
Catalyst Health Solutions, Inc.(a)	34,004	2,167,075
Centene Corp.(a)	78,700	3,853,939
HMS Holdings Corp.(a)	154,800	4,831,308
Owens & Minor, Inc.(b)	63,339	1,926,139
Tenet Healthcare Corp.(a)(b)	913,403	4,850,170
Total		17,628,631
Health Care Technology 0.5%
Merge Healthcare, Inc.(a)(b)	270,866	1,584,566
SXC Health Solutions Corp.	17,820	1,335,787
Total		2,920,353
Life Sciences Tools & Services 0.2%
Fluidigm Corp.(a)	61,587	968,764
Pharmaceuticals 3.4%
Akorn, Inc.(a)(b)	466,010	5,452,317
Corcept Therapeutics, Inc.(a)(b)	232,894	915,273
Impax Laboratories, Inc.(a)(b)	242,100	5,950,818
Jazz Pharmaceuticals PLC(a)(b)	41,600	2,016,352
MAP Pharmaceuticals, Inc.(a)(b)	64,417	925,028
Optimer Pharmaceuticals, Inc.(a)(b)	84,843	1,179,318

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Salix Pharmaceuticals Ltd.(a)(b)	51,450	$2,701,125
Total		19,140,231
TOTAL HEALTH CARE		84,253,487
INDUSTRIALS 13.5%
Commercial Services & Supplies 2.3%
Clean Harbors, Inc.(a)	35,869	2,415,060
Corrections Corp. of America(a)	243,727	6,656,184
InnerWorkings, Inc.(b)	181,300	2,112,145
Knoll, Inc.(b)	120,617	2,007,067
Total		13,190,456
Electrical Equipment 0.2%
Polypore International, Inc.(a)(b)	27,910	981,315
Machinery 3.0%
Chart Industries, Inc.(a)(b)	91,476	6,707,935
Colfax Corp.(a)(b)	56,000	1,973,440
Greenbrier Companies, Inc.	29,500	583,805
Middleby Corp.(a)	23,115	2,338,776
Rexnord Corp.	14,500	305,950
Robbins & Myers, Inc.	68,425	3,561,521
Westport Innovations, Inc.(a)(b)	35,375	1,447,545
Total		16,918,972
Marine 1.5%
Alexander & Baldwin, Inc.	167,857	8,132,672
Professional Services 0.8%
Mistras Group, Inc.(b)	60,585	1,443,135
On Assignment, Inc.(b)	168,760	2,948,237
Total		4,391,372
Road & Rail 2.8%
Genesee & Wyoming, Inc., Class A(a)	87,050	4,751,189
Kansas City Southern(a)	24,284	1,740,920
Old Dominion Freight Line, Inc.(a)	196,066	9,346,466
Total		15,838,575
Trading Companies & Distributors 2.9%
DXP Enterprises, Inc.	56,000	2,435,440
Kaman Corp.	149,886	5,088,630
Titan Machinery, Inc.	146,583	4,133,640
WESCO International, Inc.(a)(b)	74,587	4,871,277
Total		16,528,987
TOTAL INDUSTRIALS		75,982,349

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 22.8%
Communications Equipment 2.0%
Aruba Networks, Inc.(a)(b)	338,872	$7,550,068
Ixia(a)(b)	222,411	2,777,914
Procera Networks, Inc.(a)(b)	29,620	662,303
Total		10,990,285
Computers & Peripherals 1.0%
Fusion-io, Inc.(a)	177,072	5,030,615
Stratasys, Inc.(a)(b)	17,848	651,809
Total		5,682,424
Electronic Equipment, Instruments & Components 2.5%
Cognex Corp.	38,933	1,649,202
Coherent, Inc.(a)	18,472	1,077,472
FARO Technologies, Inc.(a)	56,814	3,313,961
IPG Photonics Corp.(a)	16,450	856,223
M/A-COM Technology Solutions Holdings, Inc.(a)	3,153	65,393
Maxwell Technologies, Inc.(a)(b)	137,150	2,513,959
OSI Systems, Inc.(b)	32,400	1,986,120
Universal Display Corp.(a)(b)	66,019	2,411,674
Total		13,874,004
Internet Software & Services 4.7%
Brightcove, Inc.	69,412	1,721,418
Cornerstone OnDemand, Inc.(a)	66,055	1,442,641
Demandware, Inc.(a)	23,056	687,069
Envestnet, Inc.(b)	178,300	2,232,316
ExactTarget, Inc.(a)	1,150	29,900
Liquidity Services, Inc.(b)	31,300	1,402,240
LivePerson, Inc.(b)	66,250	1,111,012
LogMeIn, Inc.(a)(b)	96,040	3,383,489
MercadoLibre, Inc.	32,880	3,215,335
Millennial Media, Inc.(a)	3,225	75,788
SciQuest, Inc.(a)(b)	193,157	2,943,713
ValueClick, Inc.(a)(b)	373,200	7,366,968
WebMD Health Corp.(a)	33,925	867,801
Total		26,479,690
IT Services 1.7%
Gartner, Inc.(a)	37,100	1,581,944
ServiceSource International, Inc.(a)	177,301	2,744,620
Wright Express Corp.(a)	83,510	5,405,602
Total		9,732,166
Semiconductors & Semiconductor Equipment 2.0%
Cavium, Inc.(a)	41,100	1,271,634
Entegris, Inc.(a)	195,420	1,825,223
Exar Corp.(a)(b)	25,509	214,275

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
EZchip Semiconductor Ltd.(b)	50,200	$2,175,166
Micrel, Inc.(b)	500,174	5,131,785
Power Integrations, Inc.(b)	22,373	830,486
Total		11,448,569
Software 8.9%
Advent Software, Inc.(a)	166,566	4,264,090
Allot Communications Ltd.	94,100	2,187,825
BroadSoft, Inc.(a)(b)	95,000	3,633,750
ClickSoftware Technologies, Ltd.	20,900	265,012
Fortinet, Inc.(a)	109,360	3,023,804
Guidewire Software, Inc.(a)	32,006	985,145
Imperva, Inc.	6,341	248,250
Kenexa Corp.(a)	37,613	1,175,030
MicroStrategy, Inc., Class A(a)	18,181	2,545,340
Mitek Systems, Inc.(a)(b)	135,600	1,572,960
Netscout Systems, Inc.(a)	62,625	1,273,792
Opnet Technologies, Inc.(b)	42,437	1,230,673
PROS Holdings, Inc.(a)	207,398	3,878,343
QLIK Technologies, Inc.(a)(b)	185,603	5,939,296
SolarWinds, Inc.(a)	79,200	3,061,080
Synchronoss Technologies, Inc.(a)(b)	139,900	4,465,608
Take-Two Interactive Software, Inc.(a)(b)	76,950	1,183,876
Taleo Corp., Class A	33,400	1,534,062
Tangoe, Inc.	108,510	2,041,073
Ultimate Software Group, Inc.(a)(b)	77,761	5,698,326
Total		50,207,335
TOTAL INFORMATION TECHNOLOGY		128,414,473
MATERIALS 6.1%
Chemicals 4.5%
Albemarle Corp.	159,941	10,223,429
Kraton Performance Polymers, Inc.(a)(b)	51,336	1,363,998
NewMarket Corp.(b)	45,471	8,521,265
Tredegar Corp.(b)	277,602	5,438,223
Total		25,546,915
Construction Materials 0.6%
Martin Marietta Materials, Inc.	37,511	3,212,067
Metals & Mining 1.0%
Carpenter Technology Corp.	81,057	4,233,607

Issuer		Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Materion Corp.(a)		45,700	$1,312,961
Total			5,546,568
TOTAL MATERIALS			34,305,550
Total Common Stocks (Cost: $432,472,059)			$553,390,316

Limited Partnerships 0.9%
ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
Kinder Morgan Management LLC(a)(c)		71,006	5,299,178
TOTAL ENERGY			5,299,178
Total Limited Partnerships (Cost: $3,589,524)			$5,299,178
		Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.161%(d)(e)		10,013,838	$10,013,838
Total Money Market Funds (Cost: $10,013,838)			$10,013,838
Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 27.4%
Asset-Backed Commercial Paper 3.2%
Antalis US Funding Corp.
04/05/12	0.310%	4,999,699	$4,999,699
Atlantic Asset Securitization LLC
04/05/12	0.300%	4,999,708	4,999,708
Atlantis One
09/10/12	0.592%	2,991,150	2,991,150
Kells Funding LLC
06/04/12	0.501%	4,993,403	4,993,403
Total			17,983,960
Certificates of Deposit 10.0%
ABN AMRO Bank N.V.
06/21/12	0.400%	4,994,894	4,994,894

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Australia and New Zealand Bank Group, Ltd.
05/16/12	0.470%	$5,000,000	$5,000,000
Bank of Nova Scotia
07/26/12	0.321%	4,000,000	4,000,000
Barclays Bank PLC
04/18/12	0.600%	4,000,000	4,000,000
DZ Bank AG
04/16/12	0.220%	5,000,000	5,000,000
Den Danske Bank
04/02/12	0.200%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	5,000,000	5,000,000
National Bank of Canada
05/08/12	0.393%	3,000,000	3,000,000
Norinchukin Bank
05/21/12	0.470%	4,000,000	4,000,000
Skandinaviska Enskilda Banken
04/16/12	0.360%	5,000,000	5,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	6,500,000	6,500,000
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	5,000,000	5,000,000
Total			56,494,894
Commercial Paper 5.1%
Development Bank of Singapore Ltd.
07/27/12	0.561%	2,992,160	2,992,160
DnB NOR
04/10/12	0.521%	4,993,139	4,993,139
08/30/12	0.491%	2,000,000	2,000,000
Foreningsparbanken (Swedbank)
04/03/12	0.400%	4,996,555	4,996,555
Nordea Bank AB
07/24/12	0.627%	3,987,361	3,987,361

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Suncorp Metway Ltd.
04/11/12	0.480%	$4,995,800	$4,995,800
Westpac Securities NZ Ltd.
08/27/12	0.491%	4,988,771	4,988,771
Total			28,953,786
Other Short-Term Obligations 0.4%
Natixis Financial Products LLC
04/02/12	0.450%	2,000,000	2,000,000
Repurchase Agreements 8.7%
Citigroup Global Markets, Inc.(f)
dated 03/30/12, matures 04/02/12, repurchase price $10,000,150
	0.180%	10,000,000	10,000,000
repurchase price $5,000,075
	0.180%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $15,000,338(f)
	0.270%	15,000,000	15,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,108(f)
	0.260%	5,000,000	5,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(f)
	0.270%	5,000,000	5,000,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $8,816,491(f)
	0.200%	8,816,344	8,816,344
Total			48,816,344
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $154,248,984)			$154,248,984
Total Investments (Cost: $600,324,405)			$722,952,316(g)
Other Assets & Liabilities, Net			(159,692,669)
Net Assets			$563,259,647

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At March 31, 2012, security was partially or fully on loan.

(c)	At March 31, 2012, there was no capital committed to the LLC or LP for future investment.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(e)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$11,387,300	$31,959,241	$(33,332,703)	$—	$10,013,838	$4,374	$10,013,838

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$2,883,323
Fannie Mae-Aces	318,109
Freddie Mac REMICS	2,769,436
Ginnie Mae II Pool	270,163
Government National Mortgage Association	3,958,969
Total Market Value of Collateral Securities	$10,200,000

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$1,441,662
Fannie Mae-Aces	159,054
Freddie Mac REMICS	1,384,718
Ginnie Mae II Pool	135,082
Government National Mortgage Association	1,979,484
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$147,859
Government National Mortgage Association	1,106,514
United States Treasury Note/Bond	14,045,627
Total Market Value of Collateral Securities	$15,300,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$861,188
Fannie Mae REMICS	1,480,776
Freddie Mac Gold Pool	180,129
Freddie Mac REMICS	1,777,679
Government National Mortgage Association	207,600
United States Treasury Inflation Indexed Bonds	186,044
United States Treasury Note/Bond	406,695
Total Market Value of Collateral Securities	$5,100,111

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$6,376
Fannie Mae Pool	1,394,007
Fannie Mae REMICS	238,011
Fannie Mae-Aces	6,753
Federal Farm Credit Bank	203,073
Federal Home Loan Banks	102,197
Federal Home Loan Mortgage Corp	153,519
Federal National Mortgage Association	177,266
Freddie Mac Coupon Strips	11,549
Freddie Mac Gold Pool	463,542
Freddie Mac Non Gold Pool	104,350
Freddie Mac Reference REMIC	15
Freddie Mac REMICS	386,122
Ginnie Mae I Pool	471,803
Ginnie Mae II Pool	707,404
Government National Mortgage Association	315,987
United States Treasury Bill	73,942
United States Treasury Inflation Indexed Bonds	13,990
United States Treasury Note/Bond	258,941
United States Treasury Strip Coupon	11,153
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$8,992,724
Total Market Value of Collateral Securities	$8,992,724

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee)

is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$97,524,998	$—	$—	$97,524,998
Consumer Staples	36,749,801	—	—	36,749,801
Energy	32,243,662	—	—	32,243,662
Financials	63,915,996	—	—	63,915,996
Health Care	84,253,487	—	—	84,253,487
Industrials	75,982,349	—	—	75,982,349
Information Technology	128,414,473	—	—	128,414,473
Materials	34,305,550	—	—	34,305,550
Total Equity Securities	553,390,316	—	—	553,390,316

Other
Limited Partnerships	5,299,178	—	—	5,299,178
Money Market Funds	10,013,838	—	—	10,013,838
Investments of Cash Collateral Received for Securities on Loan	—	154,248,984	—	154,248,984
Total Other	15,313,016	154,248,984	—	169,562,000
Total	$568,703,332	$154,248,984	$—	$722,952,316

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost,

an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Value Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.6%

CONSUMER DISCRETIONARY 15.5%

Auto Components 2.4%

American Axle & Manufacturing Holdings, Inc.(a)(b)	1,060,710	$12,420,914
Cooper Tire & Rubber Co.(b)	362,260	5,513,597
Dana Holding Corp.(b)	668,058	10,354,899
Fuel Systems Solutions, Inc.(a)(b)	55,060	1,440,370
Gentex Corp.(b)	279,900	6,857,550
Motorcar Parts Of America, Inc.(a)(b)	193,320	1,859,738
Total		38,447,068

Diversified Consumer Services 0.9%

Ascent Capital Group, Inc., Class A(a)(b)	50,580	2,391,928
Mac-Gray Corp.	396,980	6,006,308
Regis Corp.(b)	243,300	4,484,019
Service Corp. International	113,670	1,279,924
Total		14,162,179

Hotels, Restaurants & Leisure 2.3%

Bob Evans Farms, Inc.(b)	372,150	14,037,498
Boyd Gaming Corp.(b)	199,290	1,562,434
CEC Entertainment, Inc.	81,800	3,101,038
Cracker Barrel Old Country Store, Inc.(b)	100,503	5,608,067
Domino’s Pizza, Inc.	45,310	1,644,753
Frisch’s Restaurants, Inc.	43,925	1,183,779
Jack in the Box, Inc.(a)(b)	84,840	2,033,615
Monarch Casino & Resort, Inc.(a)(b)	173,400	1,786,020
Orient-Express Hotels Ltd.(a)(b)	219,500	2,238,900
Pinnacle Entertainment, Inc.(a)	165,720	1,907,437
WMS Industries, Inc.(a)(b)	75,730	1,797,073
Total		36,900,614

Household Durables 0.7%

Beazer Homes U.S.A., Inc.(a)(b)	421,530	1,369,972
KB Home(b)	92,550	823,695
Whirlpool Corp.	125,700	9,661,302
Total		11,854,969

Internet & Catalog Retail 0.1%

Shutterfly, Inc.(a)(b)	58,860	1,844,084

Leisure Equipment & Products 0.7%

Brunswick Corp.(b)	380,900	9,808,175
Callaway Golf Co.(b)	232,130	1,569,199
Total		11,377,374

Media 1.4%

Belo Corp. Class A(b)	203,290	1,457,589

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Media (continued)

Cinemark Holdings, Inc.	82,820	$1,817,899
DreamWorks Animation SKG, Inc., Class A(a)(b)	228,780	4,220,991
John Wiley & Sons, Inc., Class A	89,200	4,245,028
Madison Square Garden Co. (The), Class A(a)(b)	310,680	10,625,256
Total		22,366,763

Multiline Retail 2.3%

Big Lots, Inc.(a)	285,230	12,270,595
Dillard’s, Inc., Class A(b)	336,200	21,187,324
Fred’s, Inc., Class A(b)	204,720	2,990,959
Total		36,448,878

Specialty Retail 4.1%

Aaron’s, Inc.	176,749	4,577,799
Ascena Retail Group, Inc.(a)(b)	161,929	7,176,693
Cabela’s, Inc.(a)(b)	370,600	14,138,390
Coldwater Creek, Inc.(a)(b)	450,370	522,429
Finish Line, Inc., Class A (The)	268,700	5,701,814
Men’s Wearhouse, Inc. (The)(b)	354,020	13,725,355
Office Depot, Inc.(a)	526,460	1,816,287
RadioShack Corp.	469,000	2,917,180
Rent-A-Center, Inc.(b)	276,141	10,424,323
Stage Stores, Inc.(b)	251,270	4,080,625
Total		65,080,895

Textiles, Apparel & Luxury Goods 0.6%

Jones Group, Inc. (The)(b)	452,900	5,688,424
Quiksilver, Inc.(a)(b)	384,820	1,554,673
True Religion Apparel, Inc.(a)(b)	97,900	2,682,460
Total		9,925,557
TOTAL CONSUMER DISCRETIONARY		248,408,381

CONSUMER STAPLES 2.5%

Food & Staples Retailing 1.5%

Casey’s General Stores, Inc.	98,900	5,484,994
Harris Teeter Supermarkets, Inc.	304,863	12,225,006
Rite Aid Corp.(a)	577,360	1,004,607
SUPERVALU, Inc.(b)	109,620	625,930
Village Super Market, Inc., Class A(b)	142,330	4,496,205
Total		23,836,742

Food Products 0.6%

Chiquita Brands International, Inc.(a)	186,880	1,642,675
Industrias Bachoco SAB de CV, ADR(b)	139,038	2,928,140
J&J Snack Foods Corp.(b)	77,213	4,050,594

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Food Products (continued)

Snyders-Lance, Inc.(b)	76,360	$1,973,906
Tootsie Roll Industries, Inc.	1,802	41,286
Total		10,636,601

Household Products 0.1%

Harbinger Group, Inc.(a)(b)	231,590	1,199,636

Personal Products 0.1%

Elizabeth Arden, Inc.(a)	32,420	1,134,052
Prestige Brands Holdings, Inc.(a)	31,990	559,185
Total		1,693,237

Tobacco 0.2%

Alliance One International, Inc.(a)(b)	445,635	1,680,044
Vector Group, Ltd.(b)	95,640	1,694,741
Total		3,374,785
TOTAL CONSUMER STAPLES		40,741,001

ENERGY 5.1%

Energy Equipment & Services 1.4%

Bristow Group, Inc.(b)	124,580	5,946,203
Helix Energy Solutions Group, Inc.(a)(b)	96,800	1,723,040
Hornbeck Offshore Services, Inc.(a)	38,470	1,616,894
Parker Drilling Co.(a)	682,652	4,075,432
Tetra Technologies, Inc.(a)	333,130	3,138,085
Tidewater, Inc.	114,600	6,190,692
Total		22,690,346

Oil, Gas & Consumable Fuels 3.7%

Advantage Oil & Gas Ltd.(a)	425,900	1,426,765
Berry Petroleum Co., Class A(b)	236,360	11,139,647
BPZ Resources, Inc.(a)(b)	472,830	1,905,505
Cloud Peak Energy, Inc.(a)	158,190	2,519,967
Endeavour International Corp.(a)	139,640	1,654,734
Energy Partners Ltd.(a)(b)	199,500	3,313,695
Evolution Petroleum Corp.(a)(b)	501,943	4,668,070
Miller Energy Resources Inc(a)(b)	519,760	2,193,387
Nordic American Tankers Ltd.(b)	152,480	2,421,382
Overseas Shipholding Group, Inc.(b)	298,635	3,771,760
Quicksilver Resources, Inc.(b)	317,900	1,602,216
Rex Energy Corp.(a)(b)	261,720	2,795,170
Swift Energy Co.(a)	44,230	1,283,997
Teekay Tankers Ltd., Class A(b)	225,600	1,369,392
Tesoro Corp.(a)(b)	200,000	5,368,000
USEC, Inc.(a)(b)	228,400	242,104
VAALCO Energy, Inc.(a)	209,250	1,977,412

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels (continued)

WPX Energy, Inc.(a)	522,000	$9,401,220
Total		59,054,423
TOTAL ENERGY		81,744,769

FINANCIALS 22.1%

Capital Markets 1.2%

Capital Southwest Corp.(b)	23,170	2,190,723
Duff & Phelps Corp., Class A	189,100	2,938,614
Janus Capital Group, Inc.(b)	860,200	7,664,382
KBW, Inc.(b)	64,700	1,196,950
Medallion Financial Corp.(b)	139,798	1,560,146
Oppenheimer Holdings, Inc., Class A(b)	86,402	1,499,075
SWS Group, Inc.	307,320	1,757,870
Total		18,807,760

Commercial Banks 6.2%

BancorpSouth, Inc.(b)	128,720	1,733,858
Bank of the Ozarks, Inc.(b)	124,100	3,879,366
BBCN Bancorp, Inc.(a)(b)	496,650	5,527,715
Boston Private Financial Holdings, Inc.(b)	195,000	1,932,450
Community Bank System, Inc.(b)	194,060	5,585,047
First Citizens BancShares Inc., Class A	24,495	4,474,992
First Commonwealth Financial Corp.	257,760	1,577,491
First Financial Bancorp(b)	87,760	1,518,248
First Midwest Bancorp, Inc.(b)	171,410	2,053,492
Fulton Financial Corp.	567,400	5,957,700
Glacier Bancorp, Inc.(b)	133,490	1,994,341
Hancock Holding Co.	58,730	2,085,502
Iberiabank Corp.(b)	33,520	1,792,314
National Penn Bancshares, Inc.	154,290	1,365,467
NBT Bancorp, Inc.(b)	75,900	1,675,872
PacWest Bancorp	75,910	1,844,613
Prosperity Bancshares, Inc.(b)	303,110	13,882,438
SVB Financial Group(a)	30,900	1,988,106
Synovus Financial Corp.(b)	4,852,400	9,947,420
TCF Financial Corp.	148,400	1,764,476
Tompkins Financial Corp.(b)	38,240	1,531,894
Trustmark Corp.(b)	166,100	4,149,178
United Bankshares, Inc.(b)	54,900	1,584,414
Webster Financial Corp.	238,670	5,410,649
Westamerica Bancorporation(b)	129,500	6,216,000
Wintrust Financial Corp.(b)	212,190	7,594,280
Total		99,067,323

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Consumer Finance 0.5%

Cash America International, Inc.(b)	119,326	$5,719,295
Nelnet, Inc., Class A(b)	69,980	1,813,182
Total		7,532,477

Insurance 7.8%

Alterra Capital Holdings Ltd.(b)	512,078	11,767,552
American Equity Investment Life Holding Co.	609,140	7,778,718
American National Insurance Co.	68,826	4,991,262
Aspen Insurance Holdings Ltd.	170,500	4,763,770
Endurance Specialty Holdings Ltd.	188,200	7,652,212
First American Financial Corp.	107,210	1,782,902
Flagstone Reinsurance Holdings SA	658,786	5,184,646
Hanover Insurance Group, Inc. (The)	40,730	1,674,818
Hilltop Holdings, Inc.(a)(b)	177,830	1,491,994
Horace Mann Educators Corp.	262,292	4,621,585
Infinity Property & Casualty Corp.	32,910	1,722,180
Kemper Corp.	101,500	3,073,420
Montpelier Re Holdings Ltd.(b)	702,140	13,565,345
Navigators Group, Inc. (The)(a)(b)	49,086	2,318,823
Platinum Underwriters Holdings Ltd.(b)	452,409	16,512,928
ProAssurance Corp.	96,820	8,530,810
Protective Life Corp.	213,400	6,320,908
Selective Insurance Group, Inc.(b)	98,600	1,736,346
StanCorp Financial Group, Inc.(b)	117,000	4,789,980
Tower Group, Inc.(b)	134,490	3,016,611
White Mountains Insurance Group Ltd.(b)	23,882	11,982,077
Total		125,278,887

Real Estate Investment Trusts (REITs) 4.3%

American Assets Trust, Inc.	82,180	1,873,704
American Campus Communities, Inc.	41,270	1,845,594
BioMed Realty Trust, Inc.(b)	95,680	1,816,006
Brandywine Realty Trust(b)	412,420	4,734,581
CBL & Associates Properties, Inc.(b)	98,070	1,855,484
Colonial Properties Trust(b)	75,630	1,643,440
Colony Financial, Inc.	105,930	1,735,133
Corporate Office Properties Trust(b)	50,970	1,183,014
CubeSmart(b)	79,060	940,814
DCT Industrial Trust, Inc.(b)	320,600	1,891,540
DiamondRock Hospitality Co.	164,700	1,694,763
DuPont Fabros Technology, Inc.(b)	229,820	5,619,099
EastGroup Properties, Inc.(b)	31,840	1,599,005
Entertainment Properties Trust	33,600	1,558,368
Equity Lifestyle Properties, Inc.	73,020	5,092,415
FelCor Lodging Trust, Inc.(a)	499,990	1,799,964

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) (continued)

Government Properties Income Trust(b)	151,700	$3,657,487
Hatteras Financial Corp.(b)	136,000	3,794,400
Healthcare Realty Trust, Inc.(b)	86,910	1,912,020
Highwoods Properties, Inc.(b)	56,870	1,894,908
Invesco Mortgage Capital, Inc.(b)	87,880	1,551,082
LaSalle Hotel Properties	58,540	1,647,316
LTC Properties, Inc.(b)	132,500	4,240,000
National Retail Properties, Inc.(b)	68,240	1,855,446
Omega Healthcare Investors, Inc.(b)	77,680	1,651,477
Post Properties, Inc.	37,370	1,751,158
RAIT Financial Trust	289,710	1,439,859
Resource Capital Corp.(b)	262,840	1,416,708
Starwood Property Trust, Inc.(b)	86,480	1,817,810
Two Harbors Investment Corp.	188,110	1,907,435
Washington Real Estate Investment Trust(b)	59,800	1,776,060
Total		69,196,090

Real Estate Management & Development 1.6%

FirstService Corp.(a)	29,310	898,058
MI Developments, Inc.	710,800	24,586,572
Total		25,484,630

Thrifts & Mortgage Finance 0.5%

Dime Community Bancshares, Inc.(b)	329,240	4,810,196
MGIC Investment Corp.(a)(b)	190,900	946,864
Ocwen Financial Corp.(a)(b)	89,800	1,403,574
Provident Financial Services, Inc.(b)	118,030	1,714,976
Total		8,875,610
TOTAL FINANCIALS		354,242,777

HEALTH CARE 5.3%

Biotechnology 0.1%

Seattle Genetics, Inc.(a)(b)	47,180	961,528

Health Care Equipment & Supplies 2.4%

Cantel Medical Corp.	73,740	1,850,137
CONMED Corp.	61,800	1,845,966
Hill-Rom Holdings, Inc.	90,070	3,009,239
ICU Medical, Inc.(a)(b)	155,260	7,632,581
Meridian Bioscience, Inc.(b)	215,200	4,170,576
STERIS Corp.(b)	324,770	10,269,227
Thoratec Corp.(a)	48,180	1,624,148
West Pharmaceutical Services, Inc.(b)	168,800	7,179,064

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Equipment & Supplies (continued)

Wright Medical Group, Inc.(a)(b)	87,450	$1,689,534
Total		39,270,472

Health Care Providers & Services 2.1%

Centene Corp.(a)	24,540	1,201,724
Chemed Corp.(b)	37,610	2,357,395
Ensign Group, Inc. (The)(b)	122,270	3,320,853
Hanger Orthopedic Group, Inc.(a)(b)	78,100	1,707,266
Healthsouth Corp.(a)(b)	663,810	13,594,829
Mmodal, Inc.(a)(b)	155,650	1,642,107
Owens & Minor, Inc.(b)	256,430	7,798,036
PSS World Medical, Inc.(a)(b)	59,570	1,509,504
Total		33,131,714

Pharmaceuticals 0.7%

Impax Laboratories, Inc.(a)(b)	82,630	2,031,046
Medicis Pharmaceutical Corp., Class A(b)	251,290	9,445,991
Total		11,477,037
TOTAL HEALTH CARE		84,840,751

INDUSTRIALS 16.9%

Aerospace & Defense 1.2%

Alliant Techsystems, Inc.	64,200	3,217,704
American Science & Engineering, Inc.	24,510	1,643,396
Cubic Corp.	113,950	5,387,556
Curtiss-Wright Corp.	121,460	4,495,235
Esterline Technologies Corp.(a)	13,920	994,723
Hexcel Corp.(a)(b)	59,330	1,424,513
Moog, Inc., Class A(a)(b)	39,640	1,700,160
Triumph Group, Inc.(b)	16,920	1,060,207
Total		19,923,494

Air Freight & Logistics 0.8%

Forward Air Corp.(b)	303,400	11,125,678
UTi Worldwide, Inc.	90,510	1,559,487
Total		12,685,165

Airlines 1.5%

Air France-KLM, ADR(a)(b)	147,650	842,343
Alaska Air Group, Inc.(a)	51,400	1,841,148
Allegiant Travel Co.(a)(b)	48,100	2,621,450
JetBlue Airways Corp.(a)(b)	3,054,732	14,937,640
Southwest Airlines Co.	463,299	3,817,584
Total		24,060,165

Building Products 1.8%

Gibraltar Industries, Inc.(a)(b)	440,563	6,674,529

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Building Products (continued)

Lennox International, Inc.(b)	39,010	$1,572,103
Quanex Building Products Corp.(b)	117,150	2,065,355
Simpson Manufacturing Co., Inc.(b)	279,700	9,020,325
Trex Co., Inc.(a)(b)	229,700	7,368,776
Universal Forest Products, Inc.(b)	51,560	1,777,789
Total		28,478,877

Commercial Services & Supplies 4.5%

ABM Industries, Inc.(b)	220,850	5,366,655
Brink’s Co. (The)	512,927	12,243,568
Ennis, Inc.(b)	126,300	1,998,066
G&K Services, Inc., Class A(b)	138,950	4,752,090
Geo Group, Inc. (The)(a)(b)	509,180	9,679,512
Herman Miller, Inc.	426,080	9,782,797
Knoll, Inc.(b)	99,460	1,655,014
Mine Safety Appliances Co.	28,350	1,164,618
Mobile Mini, Inc.(a)(b)	465,800	9,837,696
Standard Parking Corp.(a)(b)	193,960	3,976,180
Tetra Tech, Inc.(a)(b)	78,940	2,080,858
Unifirst Corp.	116,606	7,177,099
United Stationers, Inc.(b)	54,390	1,687,722
Total		71,401,875

Construction & Engineering 1.2%

Aegion Corp.(a)(b)	541,310	9,651,557
Comfort Systems U.S.A., Inc.(b)	474,718	5,179,173
MasTec, Inc.(a)(b)	105,940	1,916,455
Shaw Group, Inc. (The)(a)	52,810	1,674,605
Total		18,421,790

Electrical Equipment 1.2%

Belden, Inc.	112,100	4,249,711
Brady Corp., Class A	54,490	1,762,751
EnerSys(a)	26,110	904,712
Franklin Electric Co., Inc.(b)	73,244	3,594,083
Regal-Beloit Corp.	138,900	9,104,895
Total		19,616,152

Machinery 2.6%

Actuant Corp., Class A(b)	109,600	3,177,304
Astec Industries, Inc.(a)(b)	27,930	1,018,886
Barnes Group, Inc.(b)	81,420	2,142,160
EnPro Industries, Inc.(a)(b)	49,180	2,021,298
John Bean Technologies Corp.(b)	69,380	1,123,956
Kaydon Corp.(b)	41,680	1,063,257
Oshkosh Corp.(a)(b)	476,100	11,031,237
Robbins & Myers, Inc.	35,970	1,872,239
Tecumseh Products Co., Class B(a)	29,977	122,006

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Machinery (continued)

Terex Corp.(a)(b)	583,700	$13,133,250
Toro Co. (The)	47,940	3,409,013
Watts Water Technologies, Inc., Class A(b)	46,850	1,909,138
Total		42,023,744

Professional Services 1.3%

Dolan Co. (The)(a)(b)	256,330	2,335,166
FTI Consulting, Inc.(a)(b)	42,320	1,587,846
Insperity, Inc.	108,630	3,328,423
Kelly Services, Inc., Class A(b)	113,410	1,813,426
Kforce, Inc.(a)	125,380	1,868,162
Korn/Ferry International(a)	615,470	10,309,123
Total		21,242,146

Road & Rail 0.2%

Amerco, Inc.	16,030	1,691,325
Swift Transportation Co.(a)	150,390	1,735,501
Total		3,426,826

Trading Companies & Distributors 0.6%

Aircastle Ltd.	331,820	4,061,477
GATX Corp.	87,710	3,534,713
TAL International Group, Inc.(b)	47,650	1,749,231
Total		9,345,421
TOTAL INDUSTRIALS		270,625,655

INFORMATION TECHNOLOGY 15.0%

Communications Equipment 1.1%

ADTRAN, Inc.	46,290	1,443,785
Arris Group, Inc.(a)	156,400	1,767,320
Ituran Location and Control Ltd.	102,614	1,379,132
Loral Space & Communications, Inc.(a)	25,870	2,059,252
Plantronics, Inc.	294,300	11,848,518
Total		18,498,007

Computers & Peripherals 0.1%

Quantum Corp.(a)	598,980	1,569,328
Smart Technologies, Inc., Class A(a)	225,750	670,477
Total		2,239,805

Electronic Equipment, Instruments & Components 7.3%

Celestica, Inc.(a)	1,548,404	14,818,226
Cognex Corp.(b)	244,900	10,373,964
CTS Corp.	270,700	2,847,764
Daktronics, Inc.	182,480	1,622,247
Electro Rent Corp.(b)	200,830	3,697,280

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Electronic Equipment, Instruments & Components (continued)

FARO Technologies, Inc.(a)(b)	124,500	$7,262,085
Ingram Micro, Inc., Class A(a)	849,359	15,764,103
Insight Enterprises, Inc.(a)	84,230	1,847,164
Littelfuse, Inc.(b)	148,900	9,336,030
Mercury Computer Systems, Inc.(a)(b)	301,000	3,988,250
Park Electrochemical Corp.(b)	375,042	11,337,520
Plexus Corp.(a)	320,400	11,210,796
Sanmina-SCI Corp.(a)	854,583	9,784,976
Scansource, Inc.(a)(b)	50,710	1,892,497
Vishay Intertechnology, Inc.(a)(b)	902,400	10,973,184
Total		116,756,086

Internet Software & Services 0.2%

comScore, Inc.(a)(b)	80,570	1,723,393
j2 Global, Inc.(b)	42,790	1,227,217
Total		2,950,610

IT Services 2.5%

CACI International, Inc., Class A(a)(b)	24,980	1,556,004
Computer Services, Inc.	35,830	1,177,911
Convergys Corp.(a)(b)	260,240	3,474,204
CoreLogic, Inc.(a)	102,300	1,669,536
CSG Systems International, Inc.(a)	106,940	1,619,072
DST Systems, Inc.	176,480	9,570,510
Euronet Worldwide, Inc.(a)	79,430	1,659,293
Mantech International Corp., Class A(b)	87,080	3,000,777
MAXIMUS, Inc.	132,800	5,400,976
NeuStar, Inc., Class A(a)	276,320	10,292,920
Total		39,421,203

Semiconductors & Semiconductor Equipment 2.2%

Amkor Technology, Inc.(a)(b)	282,210	1,734,180
Axcelis Technologies, Inc.(a)	625,000	1,075,000
Brooks Automation, Inc.(b)	907,500	11,189,475
Entegris, Inc.(a)	180,720	1,687,925
Entropic Communications, Inc.(a)	253,110	1,475,631
Fairchild Semiconductor International, Inc.(a)	92,040	1,352,988
Micron Technology, Inc.(a)	1,000,000	8,100,000
Photronics, Inc.(a)(b)	658,309	4,377,755
Power Integrations, Inc.(b)	41,440	1,538,253
Silicon Laboratories, Inc.(a)(b)	37,120	1,596,160
Standard Microsystems Corp.(a)	67,510	1,746,484
Total		35,873,851

Software 1.6%

ACI Worldwide, Inc.(a)	30,554	1,230,420

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (continued)

Blackbaud, Inc.	162,750	$5,408,183
Ebix, Inc.(b)	146,500	3,392,940
Mentor Graphics Corp.(a)(b)	887,100	13,182,306
Quest Software, Inc.(a)	82,920	1,929,548
Total		25,143,397
TOTAL INFORMATION TECHNOLOGY		240,882,959

MATERIALS 5.2%

Chemicals 2.4%

Cabot Corp.	130,090	5,552,241
Calgon Carbon Corp.(a)(b)	101,020	1,576,922
Innophos Holdings, Inc.	67,700	3,393,124
Kraton Performance Polymers, Inc.(a)(b)	72,380	1,923,137
Minerals Technologies, Inc.	27,500	1,798,775
Olin Corp.	81,920	1,781,760
PolyOne Corp.	699,600	10,074,240
Sensient Technologies Corp.	148,300	5,635,400
Stepan Co.(b)	54,800	4,811,440
TPC Group, Inc.(a)	39,690	1,754,695
Total		38,301,734

Construction Materials 0.1%

Texas Industries, Inc.	57,120	1,999,771

Containers & Packaging 0.2%

AptarGroup, Inc.(b)	53,505	2,930,469
Myers Industries, Inc.	7,800	115,050
Total		3,045,519

Metals & Mining 0.2%

Coeur d’Alene Mines Corp.(a)	41,510	985,447
Schnitzer Steel Industries, Inc., Class A(b)	71,500	2,852,493
Total		3,837,940

Paper & Forest Products 2.3%

AbitibiBowater, Inc.(a)(b)	963,961	13,765,363
Buckeye Technologies, Inc.	188,220	6,393,833
Clearwater Paper Corp.(a)(b)	47,600	1,580,796
Louisiana-Pacific Corp.(a)(b)	850,550	7,952,643
Schweitzer-Mauduit International, Inc.	105,200	7,265,112
Total		36,957,747
TOTAL MATERIALS		84,142,711

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES 0.2%

Diversified Telecommunication Services 0.2%

Atlantic Tele-Network, Inc.(b)	68,680	$2,497,205
TOTAL TELECOMMUNICATION SERVICES		2,497,205

UTILITIES 3.8%

Electric Utilities 2.1%

Cleco Corp.(b)	39,490	1,565,779
IDACORP, Inc.	245,470	10,093,726
PNM Resources, Inc.	403,163	7,377,883
Portland General Electric Co.	322,480	8,055,550
UIL Holdings Corp.(b)	138,150	4,802,094
Unisource Energy Corp.(b)	79,260	2,898,538
Total		34,793,570

Gas Utilities 0.1%

WGL Holdings, Inc.	32,670	1,329,669

Independent Power Producers & Energy Traders 0.4%

GenOn Energy, Inc.(a)	2,415,900	5,025,072
Ormat Technologies, Inc.	73,550	1,482,033
Total		6,507,105

Multi-Utilities 1.2%

Avista Corp.(b)	582,300	14,895,234
Black Hills Corp.	52,670	1,766,025
NorthWestern Corp.	59,050	2,093,913
Total		18,755,172
TOTAL UTILITIES		61,385,516

Total Common Stocks (Cost: $1,236,354,259)		$1,469,511,725

Limited Partnerships 0.1%

UTILITIES 0.1%

Gas Utilities 0.1%

Ferrellgas Partners LP(c)	79,960	1,205,797
Suburban Propane Partners LP(c)	34,170	1,469,310
Total		2,675,107
TOTAL UTILITIES		2,675,107

Total Limited Partnerships (Cost: $2,970,555)		$2,675,107

	Shares	Value

Money Market Funds 8.3%

Columbia Short-Term Cash Fund, 0.161%(d)(e)	132,376,100	$132,376,100
Total Money Market Funds (Cost: $132,376,100)		$132,376,100

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 25.3%

Asset-Backed Commercial Paper 4.9%

Antalis US Funding Corp.
04/05/12	0.310%	14,999,096	$14,999,096
Atlantic Asset Securitization LLC
04/05/12	0.300%	9,999,417	9,999,417
Atlantis One
04/11/12	0.511%	4,993,554	4,993,554
09/10/12	0.592%	4,985,250	4,985,250
Kells Funding LLC
04/13/12	0.581%	4,992,508	4,992,508
06/04/12	0.501%	6,491,424	6,491,424
LMA Americas LLC
04/03/12	0.310%	14,999,096	14,999,096
Regency Markets No. 1 LLC
04/18/12	0.200%	9,998,333	9,998,333
Royal Park Investments Funding Corp.
04/12/12	0.951%	1,998,364	1,998,364
04/30/12	0.901%	4,995,875	4,995,875
Total			78,452,917

Certificates of Deposit 12.6%

ABN AMRO Bank N.V.
06/21/12	0.400%	14,984,682	14,984,682
Australia and New Zealand Bank Group, Ltd.
05/09/12	0.500%	3,000,000	3,000,000
05/16/12	0.470%	5,000,000	5,000,000
Bank of Nova Scotia
05/03/12	0.373%	7,000,000	7,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	3,995,609	3,995,609
Barclays Bank PLC
04/18/12	0.600%	10,000,000	10,000,000
Deutsche Bank AG
09/14/12	0.750%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
04/26/12	0.300%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	5,000,064	5,000,064

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Mizuho Corporate Bank Ltd.
06/01/12	0.370%	$10,000,000	$10,000,000
N.V. Bank Nederlandse Gemeenten
04/10/12	0.320%	10,000,000	10,000,000
National Australia Bank
04/30/12	0.391%	7,000,000	7,000,000
08/16/12	0.341%	7,000,000	7,000,000
National Bank of Canada
05/08/12	0.393%	7,000,000	7,000,000
Natixis
04/03/12	0.260%	15,000,000	15,000,000
Norinchukin Bank
05/21/12	0.470%	10,000,000	10,000,000
Royal Bank of Canada
04/02/12	0.100%	15,000,000	15,000,000
Skandinaviska Enskilda Banken
04/16/12	0.360%	3,000,000	3,000,000
05/21/12	0.340%	5,000,000	5,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	10,500,000	10,500,000
Sumitomo Trust & Banking Co., Ltd.
05/29/12	0.370%	10,000,000	10,000,000
Svenska Handelsbanken
08/30/12	0.580%	10,000,000	10,000,000
09/13/12	0.490%	5,000,000	5,000,000
United Overseas Bank Ltd.
04/16/12	0.230%	3,000,000	3,000,000
Total			201,480,355

Commercial Paper 5.5%

Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	3,990,647	3,990,647
Caisse d’Amortissement de la Dette Sociale
05/02/12	0.671%	4,991,532	4,991,532
Credit Suisse
06/29/12	0.360%	4,994,900	4,994,900
Development Bank of Singapore Ltd.
08/03/12	0.551%	8,975,938	8,975,938
DnB NOR
08/30/12	0.491%	5,000,000	5,000,000
Erste Abwicklungsanstalt
04/24/12	0.681%	4,991,311	4,991,311
HSBC Bank PLC
04/13/12	0.481%	5,985,360	5,985,360
Manhattan Asset Funding Co. LLC
04/05/12	0.200%	4,999,222	4,999,222

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (continued)

Nordea Bank AB
07/24/12	0.627%	$7,974,722	$7,974,722
Societe Generale
04/03/12	0.300%	16,999,008	16,999,008
Suncorp Metway Ltd.
04/02/12	0.480%	4,996,000	4,996,000
The Commonwealth Bank of Australia
08/16/12	0.302%	10,000,000	10,000,000
Toyota Motor Credit Corp.
04/26/12	0.562%	3,988,551	3,988,551
Total			87,887,191

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements 2.3%

Morgan Stanley dated 03/30/12, matures 04/02/12, repurchase price $5,000,075(f)
	0.180%	$5,000,000	$5,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $29,000,628(f)
	0.260%	29,000,000	29,000,000
Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $3,290,132(f)
	0.190%	3,290,080	3,290,080
Total			37,290,080

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $405,110,543)			$405,110,543

Total Investments
(Cost: $1,776,811,457)			$2,009,673,475(g)
Other Assets & Liabilities, Net			(405,407,628)

Net Assets			$1,604,265,847

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At March 31, 2012, security was partially or fully on loan.
(c)	At March 31, 2012, there was no capital committed to the LLC or LP for future investment.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(e)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$140,875,171	$91,190,547	$(99,689,618)	$—	$132,376,100	$45,894	$132,376,100

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Morgan Stanley (0.180%)

Security Description	Value
Fannie Mae Pool	$5,100,000
Total Market Value of Collateral Securities	5,100,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$4,994,887
Fannie Mae REMICS	8,588,503
Freddie Mac Gold Pool	1,044,747
Freddie Mac REMICS	10,310,541
Government National Mortgage Association	1,204,077
United States Treasury Inflation Indexed Bonds	1,079,054
United States Treasury Note/Bond	2,358,832
Total Market Value of Collateral Securities	$29,580,641

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$2,703,349
Freddie Mac Gold Pool	652,533
Total Market Value of Collateral Securities	$3,355,882

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$248,408,381	$—	$—	$248,408,381
Consumer Staples	40,741,001	—	—	40,741,001
Energy	81,744,769	—	—	81,744,769
Financials	354,242,777	—	—	354,242,777
Health Care	84,840,751	—	—	84,840,751
Industrials	270,625,655	—	—	270,625,655
Information Technology	240,882,959	—	—	240,882,959
Materials	84,142,711	—	—	84,142,711
Telecommunication Services	2,497,205	—	—	2,497,205
Utilities	61,385,516	—	—	61,385,516
Total Equity Securities	1,469,511,725	—	—	1,469,511,725

Other
Limited Partnerships	2,675,107	—	—	2,675,107
Money Market Funds	132,376,100	—	—	132,376,100
Investments of Cash Collateral Received for Securities on Loan	—	405,110,543	—	405,110,543
Total Other	135,051,207	405,110,543	—	540,161,750
Total	$1,604,562,932	$405,110,543	$—	$2,009,673,475

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) 84.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO IO Series K005 Class AX(b)(c)(d)(e)
11/25/19	1.387%	$17,749,457	$1,511,899
Federal Home Loan Mortgage Corp.(b)
10/01/39-11/01/41	4.000%	13,541,572	14,184,105
03/01/28-11/01/41	4.500%	85,076,983	90,267,817
03/01/28-07/01/41	5.000%	21,240,027	22,914,617
05/01/23-02/01/41	5.500%	31,426,731	34,214,529
04/01/36-11/01/39	6.000%	13,494,479	14,903,324
Federal Home Loan Mortgage Corp.(b)(c)
CMO Series 2863 Class FM
10/15/31	0.742%	15,353,399	15,353,402
CMO Series 3671 Class QF
12/15/36	0.742%	7,351,228	7,375,161
CMO Series 3891 Class BF
07/15/41	0.792%	27,658,975	27,651,241
Federal Home Loan Mortgage Corp.(b)(c)(d)
CMO IO Series 2980 Class SL
11/15/34	6.458%	1,169,157	220,561
Federal Home Loan Mortgage Corp.(b)(f)
04/01/42	4.000%	20,000,000	20,909,376
04/01/42	5.500%	24,000,000	26,081,251
Federal National Mortgage Assocation(b)
03/01/22-07/01/26	4.500%	9,010,319	9,658,611
07/01/29-08/01/40	5.000%	2,249,857	2,433,311
06/01/36-11/01/38	6.000%	7,418,399	8,184,634
Federal National Mortgage Assocation(b)(f)
11/01/39	5.500%	1,009,231	1,109,091
Federal National Mortgage Association(b)
01/01/21-02/01/42	3.500%	44,955,479	47,134,867
07/01/18-01/01/41	4.000%	18,904,721	20,011,977
12/01/17-04/01/41	4.500%	2,974,861	3,186,338
01/01/18-12/01/41	5.000%	55,294,691	59,816,422
10/01/22-07/01/40	5.500%	76,063,775	83,198,108
03/01/23-12/01/39	6.000%	51,118,816	56,509,041
08/01/30-02/01/39	6.500%	26,544,180	29,959,862
Federal National Mortgage Association(b)(c)
CMO Series 2003-W8 Class 3F1
05/25/42	0.642%	6,777,187	6,741,788
CMO Series 2010-38 Class JF
04/25/40	1.142%	9,260,297	9,294,197

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) (continued)
CMO Series 2010-54 Class DF
05/25/37	0.492%	$14,451,532	$14,357,545
CMO Series 2010-54 Class TF
04/25/37	0.792%	13,287,974	13,441,810
Federal National Mortgage Association(b)(c)(d)(e)
CMO IO Series 2006-8 Class HL
03/25/36	6.458%	3,872,562	699,301
Federal National Mortgage Association(b)(f)
05/01/27	2.500%	10,000,000	10,110,938
04/01/27-04/01/42	4.000%	104,000,000	109,214,999
04/01/27-04/01/42	4.500%	117,500,000	125,136,879
04/01/27-03/01/36	5.000%	9,706,907	10,500,571
04/01/27	5.500%	100,000	108,906
04/01/42	6.000%	18,000,000	19,830,938
Government National Mortgage Association(b)
01/15/41	3.500%	1,444,782	1,508,129
05/15/39-10/15/41	4.000%	11,387,391	12,253,011
07/20/33-09/20/41	4.500%	139,161,030	151,801,331
04/15/40	5.000%	428,652	474,383
02/15/38-12/15/39	5.500%	993,005	1,111,076
04/15/29-08/15/40	6.000%	12,657,526	14,292,726
Government National Mortgage Association(b)(c)
CMO Series 2011-H08 Class FA
02/20/61	0.865%	20,420,060	20,413,934
Government National Mortgage Association(b)(c)(d)
CMO IO Series 2011-64 Class IX
10/16/44	1.130%	74,074,615	5,131,223
CMO IO Series 2011-78 Class IX
08/16/46	1.272%	64,300,824	4,943,897
Government National Mortgage Association(b)(f)
04/01/42	5.000%	1,000,000	1,104,375
NCUA Guaranteed Notes CMO Series 2011-R4 Class 1A(b)(c)
03/06/20	0.623%	7,545,017	7,551,206

Total Residential Mortgage-Backed Securities - Agency (Cost: $1,129,036,579)			$1,136,812,708

Residential Mortgage-Backed Securities - Non-Agency 5.5%
CC Mortgage Funding Corp. CMO Series 2004-1A Class A1 (AMBAC)(b)(c)(g)
01/25/35	0.522%	96,593	66,329
Deutsche Mortgage Securities, Inc. CMO Series 2010-RS2 Class A1(b)(c)(g)
10/25/47	1.491%	4,929,490	4,887,604
Federal National Mortgage Association CMO Series 2011-59 Class FA(b)(c)
07/25/41	0.842%	16,852,722	16,862,181

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. CMO IO Series 2011-C3 Class XA(b)(c)(d)(g)
02/15/46	1.345%	$64,365,389	$4,313,427
Mortgage Equity Conversion Asset Trust CMO Series 2007-FF2 Class A(b)(c)(g)
02/25/42	0.660%	2,536,366	2,425,400
NCUA Guaranteed Notes CMO Series 2010-R3 Class 2A(b)(c)
12/08/20	0.803%	17,920,051	18,007,551
RiverView HECM Trust(b)(c)(g)
CMO Series 2007-1 Class A
05/25/47	0.620%	7,316,257	6,474,888
CMO Series 2008-1 Class A1
09/26/41	0.992%	13,745,247	10,721,293
WF-RBS Commercial Mortgage Trust CMO IO Series 2011-C4 Class XZ(b)(c)(d)(g)
06/15/44	0.885%	57,423,182	2,391,044
WaMu Mortgage Pass-Through Certificates(b)(c)
CMO Series 2003-AR10 Class A7
10/25/33	2.448%	4,614,957	4,643,233
CMO Series 2003-AR9 Class 1A6
09/25/33	2.459%	3,307,839	3,332,452

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $76,985,385)			$74,125,402

Commercial Mortgage-Backed Securities - Non-Agency 1.9%
BCRR Trust Series 2010-LEAF Class 3A(b)(g)
02/22/41	4.230%	2,083	2,083
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5 Class A4(b)(c)
11/15/44	5.886%	3,000,000	3,443,178
DBUBS Mortgage Trust Series 2011-LC2A Class A1FL(b)(c)(g)
06/10/21	1.592%	5,642,103	5,726,904
Greenwich Capital Commercial Funding Corp. Series 2006-FL4A Class A2(b)(c)(g)
11/05/21	0.381%	764,955	730,532
JPMorgan Chase Commercial Mortgage Securities Corp.(b)(c)(d)(e)(g)
CMO IO Series 2010-C1 Class XA
06/15/43	2.387%	73,806,586	5,171,627
JPMorgan Chase Commercial Mortgage Securities Corp.(b)(g)
Series 2011-C3 Class A3
08/15/20	4.388%	5,100,000	5,545,550
Sovereign Commercial Mortgage Securities Trust Series 2007-C1 Class A2(b)(c)(g)
07/22/30	5.904%	2,666,310	2,735,445

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
UBS Commercial Mortgage Trust Series 2007-FL1 Class A1(b)(c)(g)
07/15/24	1.142%	$1,784,787	$1,712,776

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $24,137,466)			$25,068,095

Asset-Backed Securities - Non-Agency 2.1%
Citibank Omni Master Trust Series 2009-A8 Class A8(c)(g)(h)
05/16/16	2.342%	21,500,000	21,553,565
SLM Student Loan Trust Series 2009-D Class A(c)(g)
08/17/43	3.500%	7,119,622	6,994,422

Total Asset-Backed Securities - Non-Agency (Cost: $28,907,903)			$28,547,987

U.S. Government & Agency Obligations 24.0%
Federal Home Loan Mortgage Corp.(f)
04/01/40	5.000%	30,000,000	32,295,702
Federal National Mortgage Association(f)
05/01/20	5.000%	5,000,000	5,399,219
05/01/26	4.000%	27,000,000	28,573,592
05/01/39	6.500%	5,000,000	5,717,188
05/01/41	4.000%	30,000,000	31,387,500
05/01/41	5.000%	23,000,000	24,804,061
05/01/41	5.500%	6,000,000	6,526,875
Government National Mortgage Association(f)
05/01/38	5.500%	29,000,000	32,344,062
05/01/39	6.000%	3,000,000	3,379,219
05/01/41	3.500%	44,000,000	45,711,873
05/01/41	4.500%	27,000,000	29,324,533
05/01/41	5.000%	69,000,000	76,050,937

Total U.S. Government & Agency Obligations (Cost: $321,406,094)			$321,514,761

Repurchase Agreements 28.8%
Banking 24.9%
BNP Paribas Securities Corp.
dated 03/30/12, matures 04/02/12,
repurchase price $14,200,237
(collateralized by FNMA Pass-thru total market value $14,200,000)
	0.200%	14,200,000	$14,200,000
repurchase price $28,500,261
(collateralized by: U.S. Treasury Bond total market value $28,500,000)
	0.110%	28,500,000	28,500,000
(collateralized by: U.S. Treasury Note total market value $28,500,000)
	0.110%	28,500,000	28,500,000

Issuer	Coupon Rate	Principal Amount	Value

Repurchase Agreements (continued)
Banking (continued)
Citigroup Global Markets, Inc.
dated 03/30/12, matures 04/02/12,
repurchase price $11,100,074
(collateralized by U.S. Treasury Note total market value $11,100,000)
	0.080%	11,100,000	$11,100,000
repurchase price $5,500,069
(collateralized by: Federal Home Loan Bank total market value $5,500,000)
	0.150%	5,500,000	5,500,000
Goldman Sachs & Co. dated 03/30/12, matures 04/02/12, repurchase price $11,600,164 (collateralized by: FNMA Pass-thru total market value $11,600,000)
	0.170%	11,600,000	11,600,000
RBS Securites Inc. dated 03/30/12, matures 04/02/12, repurchase price $50,000,500 collateralized by: Federal Home Loan Bank total market value $50,000,000)
	0.120%	50,000,000	50,000,000
RBS Securities Inc. dated 03/30/12, matures 04/02/12, repurchase price $47,836,439 (collateralized by: U.S. Treasury Bond total market value $47,836,000)
	0.110%	50,000,000	50,000,000
UBS Securities LLC
dated 03/30/12, matures 04/02/12,
repurchase price $51,348,471
(collateralized by: U.S. Treasury Note total market value $51,348,000)

Brokerage 3.9%

JPMorgan Securities LLC dated 03/30/12, matures 04/02/12, repurchase price $49,188,817 (collateralized by: Federal National Mortgage Association Note total market value $49,188,203)
	0.150%	51,200,000	51,200,000

Issuer	Coupon Rate	Principal Amount	Value

Repurchase Agreements (continued)

Total Repurchase Agreements (Cost: $384,700,000)			$384,700,000

Treasury Note Short-Term 0.3%
U.S. Treasury Bills
06/21/12	0.060%	$400,000	$399,942
07/26/12	0.080%	580,000	579,848
08/30/12	0.120%	1,260,000	1,259,370
09/13/12	0.130%	260,000	259,849
03/07/13	0.170%	1,200,000	1,198,082

Total Treasury Note Short-Term (Cost: $3,696,761)			$3,697,091

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.4%
Repurchase Agreements 0.4%
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $4,817,580(i)
	0.200%	4,817,500	$4,817,500
Total			4,817,500

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $4,817,500)			$4,817,500

Total Investments
(Cost: $1,973,687,688)(j)			$1,979,283,544(k)
Other Assets & Liabilities, Net			(640,646,992)
Net Assets			$1,338,636,552

Notes to Portfolio of Investments

(a) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2012:

Security	Principal	Settlement	Proceeds
Description	Amount	Date	Receivable	Value
Federal National Mortgage Association
04/01/27 3.500%	$12,000,000	04/17/12	$12,583,125	$12,585,000
Government National Mortgage Association
04/01/42 4.000%	9,600,000	04/19/12	10,341,375	10,302,000
04/01/42 4.500%	57,000,000	04/19/12	61,871,719	61,996,409

(b)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2012.
(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2012 was $7,382,827, representing 0.55% of net assets. Information concerning such security holdings at March 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
CMO IO Series K005 Class AX
1.387% 11/25/19	07-07-11	$1,418,451
Federal National Mortgage Association
CMO IO Series 2006-8 Class HL
6.458% 03/25/36	10-03-11	741,377
JPMorgan Chase Commercial Mortgage Securities Corp.
CMO IO Series 2010-C1 Class XA
2.387% 06/15/43	10-04-10 - 01-21-11	5,082,628

(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $81,452,889 or 6.08% of net assets.

(h)	At March 31, 2012, security was partially or fully on loan.
(i)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$4,913,879
Total Market Value of Collateral Securities	$4,913,879

(j)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $1,973,688,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,967,000
Unrealized Depreciation	(4,371,000)
Net Unrealized Appreciation	$5,596,000

(k)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
Description	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Bonds
Residential Mortgage-Backed Securities - Agency	$—	$1,116,398,774	$20,413,934	$1,136,812,708
Residential Mortgage-Backed Securities - Non-Agency	—	54,503,821	19,621,581	74,125,402
Commercial Mortgage-Backed Securities - Non-Agency	—	25,068,095	—	25,068,095
Asset-Backed Securities - Non-Agency	—	28,547,987	—	28,547,987
U.S. Government & Agency Obligations	—	321,514,761	—	321,514,761
Total Bonds	—	1,546,033,438	40,035,515	1,586,068,953

Short-Term Securities
Repurchase Agreements	—	384,700,000	—	384,700,000
Treasury Note Short-Term	3,697,091	—	—	3,697,091
Total Short-Term Securities	3,697,091	384,700,000	—	388,397,091

Other
Investments of Cash Collateral Received for Securities on Loan	—	4,817,500	—	4,817,500
Total Other	—	4,817,500	—	4,817,500

Investments in Securities	3,697,091	1,935,550,938	40,035,515	1,979,283,544
Forward Sale Commitment Liability	—	(84,883,409)	—	(84,883,409)
Total	$3,697,091	$1,850,667,529	$40,035,515	$1,894,400,135

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential	Residential
	Mortgage-Backed	Mortgage-Backed
	Securities -	Securities -
	Agency	Non-Agency	Total
Balance as of December 31, 2011	$20,494,369	$19,585,312	$40,079,681
Accrued discounts/premiums	(16)	—	(16)
Realized gain (loss)	—	2,158	2,158
Change in unrealized appreciation (depreciation)*	43,194	101,484	144,678
Sales	(123,613)	(67,373)	(190,986)
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of March 31, 2012	$20,413,934	$19,621,581	$40,035,515

*Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2012 was $144,678, which is comprised of Residential Mortgage-Backed Securities-Agency of $43,194 and Residential Mortgage-Backed Securities-Non-Agency of $101,484    .

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Backed Mortgage Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Pyramis International Equity Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.2%
AUSTRALIA 8.0%
ASX Ltd.	46,001	$1,581,881
Australia & New Zealand Banking Group Ltd.	594,311	14,337,301
BHP Billiton Ltd.	327,705	11,813,650
Commonwealth Bank of Australia	278,065	14,429,648
CSL Ltd.	189,888	7,071,110
Fortescue Metals Group Ltd.	718,629	4,336,569
Goodman Group(a)	2,329,203	1,672,173
Iluka Resources Ltd.	213,197	3,953,502
Medusa Mining Ltd.	114,129	594,687
Newcrest Mining Ltd.	178,837	5,500,435
Origin Energy Ltd.	484,883	6,709,237
Suncorp-Metway Ltd.	475,948	4,151,216
Sydney Airport	2,052,700	6,107,949
Telstra Corp., Ltd.	1,019,505	3,472,456
Treasury Wine Estates Ltd.	964,425	4,108,469
Westfield Group	602,439	5,523,230
WorleyParsons Ltd.	70,585	2,091,278
Total		97,454,791
BELGIUM 1.0%
KBC Groep NV	114,745	2,878,595
Umicore SA	172,600	9,508,269
Total		12,386,864
DENMARK 2.1%
AP Moller - Maersk A/S, Class B	330	2,547,970
Danske Bank AS(a)	237,232	4,017,999
Novo Nordisk A/S, Class B(b)	120,025	16,617,853
William Demant Holding AS(a)	31,350	2,921,767
Total		26,105,589
FRANCE 8.6%
Air Liquide SA	57,800	7,705,700
Alstom SA	110,075	4,295,573
Arkema SA	50,800	4,733,828
AXA SA	296,200	4,910,370
BNP Paribas SA	183,500	8,706,408
Christian Dior SA	22,100	3,391,071
Cie de St. Gobain	61,000	2,724,195
Danone	29,100	2,029,798
GDF Suez	46,400	1,198,687
Iliad SA	24,793	3,415,761
L’Oreal SA	39,800	4,909,484
LVMH Moet Hennessy Louis Vuitton SA	49,586	8,521,215
PPR	36,600	6,296,930
Safran SA	140,900	5,178,088

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Sanofi	232,587	$18,063,016
Schneider Electric SA	77,486	5,062,776
Societe Generale SA	175,917	5,153,438
Unibail-Rodamco SE	26,900	5,379,684
VINCI SA	61,100	3,186,222
Total		104,862,244
GERMANY 8.0%
Adidas AG	49,000	3,825,664
Allianz SE, Registered Shares	102,796	12,266,247
Bayer AG, Registered Shares	77,375	5,442,505
Bayerische Motoren Werke AG	77,097	6,933,439
Beiersdorf AG	59,900	3,908,550
Deutsche Bank AG, Registered Shares	117,000	5,821,179
Deutsche Telekom AG	702,300	8,455,205
Fresenius SE & Co. KGaA	28,300	2,902,113
GEA Group AG	100,667	3,471,952
HeidelbergCement AG	45,300	2,742,007
Infineon Technologies AG	196,400	2,008,021
Lanxess AG	83,000	6,861,005
RWE AG	173,600	8,289,941
SAP AG	206,753	14,438,082
Siemens AG, Registered Shares	109,477	11,036,853
Total		98,402,763
GUERNSEY 0.3%
Resolution Ltd.	832,800	3,480,684
HONG KONG 2.6%
AIA Group Ltd.	1,434,800	5,267,320
Cheung Kong Holdings Ltd.	430,000	5,560,765
Cheung Kong Infrastructure Holdings Ltd.	570,000	3,469,586
Henderson Land Development Co., Ltd.	568,000	3,138,441
Hongkong Electric Holdings Ltd.	472,000	3,470,095
Hutchison Whampoa Ltd.	385,000	3,849,998
Lifestyle International Holdings Ltd.	822,500	2,095,339
Sino Land Co., Ltd.	1,048,000	1,680,677
Wharf Holdings Ltd.	586,000	3,195,401
Total		31,727,622
IRELAND 0.3%
CRH PLC	84,300	1,720,192
WPP PLC	175,900	2,404,155
Total		4,124,347

Issuer	Shares	Value

Common Stocks (continued)
ISRAEL 0.3%
Israel Chemicals Ltd.	286,800	$3,313,375
Mizrahi Tefahot Bank Ltd.	107,200	973,811
Total		4,287,186
ITALY 2.6%
ENI SpA	272,200	6,385,751
Fiat Industrial SpA(a)(b)	547,900	5,845,872
Saipem SpA	271,324	14,015,021
Telecom Italia SpA	2,542,700	3,023,253
Terna Rete Elettrica Nazionale SpA	671,400	2,698,874
Unione di Banche Italiane SCPA	85,814	363,723
Total		32,332,494
JAPAN 20.9%
ABC-Mart, Inc.(b)	56,800	2,140,664
Air Water, Inc.	127,000	1,648,542
Aisin Seiki Co., Ltd.	56,000	1,991,651
Asahi Glass Co., Ltd.	222,000	1,903,124
Asahi Kasei Corp.	398,000	2,470,408
Astellas Pharma, Inc.(b)	121,300	4,996,234
Bridgestone Corp.	161,000	3,937,351
Brother Industries Ltd.	141,700	1,935,974
Canon, Inc.	170,300	8,146,483
Chiyoda Corp.(b)	191,000	2,447,455
Chubu Electric Power Co., Inc.	262,600	4,746,699
Credit Saison Co., Ltd.(b)	67,700	1,380,346
CyberAgent, Inc.	831	2,173,455
Daihatsu Motor Co., Ltd.(b)	81,000	1,494,500
Daiichi Sankyo Co., Ltd.(b)	127,100	2,323,249
Denso Corp.	91,600	3,095,063
FANUC CORP.	39,100	7,003,403
Fast Retailing Co., Ltd.	6,000	1,376,589
Fuji Heavy Industries Ltd.(b)	227,000	1,853,939
Hitachi High-Technologies Corp.	53,300	1,280,300
Hitachi Ltd.	456,000	2,950,289
Hitachi Metals Ltd.(b)	124,000	1,553,263
Honda Motor Co., Ltd.	225,400	8,681,100
Ibiden Co., Ltd.(b)	45,400	1,173,963
Inpex Corp.	397	2,699,406
ITOCHU Corp.	377,700	4,138,396
Japan Tobacco, Inc.	1,932	10,936,004
JS Group Corp.	137,000	2,884,173
JSR Corp.(b)	156,000	3,165,283
Kamigumi Co., Ltd.	243,000	2,017,634
Kansai Electric Power Co., Inc. (The)(b)	144,700	2,243,449
KDDI Corp.(b)	447	2,908,427
Keyence Corp.	10,670	2,526,147

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Konami Corp.(b)	52,700	$1,509,195
Konica Minolta Holdings, Inc.	86,000	758,842
Kubota Corp.	243,000	2,352,163
Kyocera Corp.	35,600	3,292,957
Lawson, Inc.(b)	19,700	1,241,038
Makita Corp.(b)	45,000	1,826,643
Marubeni Corp.	329,000	2,392,556
Mitsubishi Corp.	214,400	5,017,382
Mitsubishi Estate Co., Ltd.	274,000	4,927,090
Mitsubishi UFJ Financial Group, Inc.	1,448,100	7,267,102
Mitsubishi UFJ Lease & Finance Co., Ltd.	17,150	758,271
Mitsui & Co., Ltd.	343,000	5,660,969
Mitsui Chemicals, Inc.	531,000	1,619,481
Mitsui Fudosan Co., Ltd.	239,000	4,615,312
MS&AD Insurance Group Holdings, Inc.	65,300	1,350,950
Murata Manufacturing Co., Ltd.	36,900	2,201,604
NEC Corp.(a)(b)	535,000	1,125,245
NHK Spring Co., Ltd.	123,000	1,336,321
Nikon Corp.(b)	65,300	2,005,605
Nippon Shokubai Co., Ltd.(b)	114,000	1,328,894
Nippon Telegraph & Telephone Corp.	50,900	2,306,999
Nissan Motor Co., Ltd.(b)	153,400	1,649,362
Nitto Denko Corp.(b)	68,300	2,785,226
NSK Ltd.(b)	185,000	1,440,307
NTT DoCoMo, Inc.(b)	1,789	2,975,286
ORIX Corp.(b)	54,200	5,207,308
Rakuten, Inc.	2,875	3,013,583
Rohto Pharmaceutical Co., Ltd.	130,000	1,624,425
Sekisui House Ltd.(b)	299,000	2,952,339
Seven & I Holdings Co., Ltd.	68,400	2,039,651
Sharp Corp.	112,000	824,944
Shimano, Inc.	23,400	1,414,866
Shin-Etsu Chemical Co., Ltd.	81,700	4,754,112
Shinsei Bank Ltd.	976,000	1,284,826
SMC Corp.(b)	15,100	2,416,463
SoftBank Corp.(a)	134,500	4,004,222
Sony Financial Holdings, Inc.(b)	189,500	3,381,439
Sumitomo Chemical Co., Ltd.	361,000	1,549,487
Sumitomo Electric Industries Ltd.	85,700	1,186,670
Sumitomo Mitsui Financial Group, Inc.(b)	420,900	13,930,838
Takeda Pharmaceutical Co., Ltd.(b)	136,900	6,032,297
TDK Corp.(b)	54,000	3,094,749
Tokio Marine Holdings, Inc.	102,600	2,840,088
Tokyo Electron Ltd.	41,300	2,381,539
Tokyu Corp.	610,000	2,898,362

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Toray Industries, Inc.(b)	251,000	$1,872,185
Toyota Motor Corp.	256,200	11,147,802
West Japan Railway Co.	55,700	2,241,692
Yahoo! Japan Corp.(b)	3,348	1,087,315
Yamada Denki Co., Ltd.(b)	32,160	2,019,827
Total		255,168,792
LUXEMBOURG 0.3%
ArcelorMittal	173,800	3,321,651
MACAU 0.4%
Sands China Ltd.(b)	1,335,200	5,213,499
NETHERLANDS 4.5%
Aegon NV(a)	1,087,500	6,039,459
Akzo Nobel NV	72,804	4,298,558
ASML Holding NV	49,000	2,449,366
Gemalto NV	52,351	3,455,417
Koninklijke Ahold NV	171,197	2,372,301
Koninklijke Philips Electronics NV	237,500	4,814,656
Reed Elsevier NV	320,498	4,093,243
Royal Dutch Shell PLC, Class A	394,084	13,763,424
Unilever NV-CVA	422,200	14,367,190
Total		55,653,614
NEW ZEALAND 0.2%
Telecom Corp. of New Zealand Ltd.	1,079,369	2,146,286
NORWAY 1.6%
Aker Solutions ASA	175,800	2,974,376
Orkla ASA	211,700	1,675,087
Statoil ASA	242,200	6,575,200
Storebrand ASA	624,300	3,157,266
Telenor ASA	250,100	4,637,703
Total		19,019,632
PAPUA NEW GUINEA 0.1%
Oil Search Ltd.	188,530	1,364,246
SINGAPORE 1.1%
DBS Group Holdings Ltd.	536,000	6,056,510
Keppel Corp., Ltd.	372,700	3,257,318
United Overseas Bank Ltd.	281,493	4,110,921
Total		13,424,749

Issuer	Shares	Value

Common Stocks (continued)
SPAIN 2.1%
Amadeus IT Holding SA, Class A	140,600	$2,653,382
Banco Bilbao Vizcaya Argentaria SA	1,076,752	8,568,992
Banco Santander SA	407,795	3,138,165
Inditex SA	59,079	5,658,959
Red Electrica Corp. SA	52,200	2,554,326
Repsol YPF SA	101,019	2,534,253
Total		25,108,077
SUPRA-NATIONAL 0.5%
HKT Trust And HKT Ltd.(a)	7,607,000	5,916,681
SWEDEN 1.4%
Assa Abloy AB, Class B	140,900	4,425,620
Elekta AB, Class B	41,100	2,080,533
Hennes & Mauritz AB, Class B	226,897	8,210,518
Millicom International Cellular SA, SDR	18,000	2,040,570
Total		16,757,241
SWITZERLAND 8.8%
Adecco SA(a)	62,092	3,253,519
Kuehne & Nagel International AG	40,105	5,424,638
Nestlé SA, Registered Shares	527,986	33,222,117
Roche Holding AG, Genusschein Shares	131,769	22,932,214
Schindler Holding AG	30,636	3,685,687
Swatch Group AG (The)	7,850	3,613,244
Syngenta AG(a)	14,710	5,085,843
Transocean Ltd.	10,275	560,589
UBS AG, Registered Shares(a)	1,056,595	14,806,610
Xstrata PLC	492,500	8,413,215
Zurich Financial Services AG(a)	26,408	7,097,132
Total		108,094,808
UNITED KINGDOM 19.5%
AMEC PLC	185,541	3,288,245
Barclays PLC	3,330,136	12,530,722
BG Group PLC	672,820	15,583,032
BHP Billiton PLC	304,526	9,291,235
BP PLC	2,182,908	16,150,227
British American Tobacco PLC	367,000	18,493,966
British Land Co. PLC	303,500	2,329,668
British Sky Broadcasting Group PLC	304,500	3,292,445
BT Group PLC	1,206,900	4,370,511
Bunzl PLC	56,500	907,333
Burberry Group PLC	164,400	3,936,481
Capita Group PLC (The)	116,100	1,360,268
Capital Shopping Centres Group PLC	223,300	1,183,657

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Centrica PLC	1,344,100	$6,802,249
Diageo PLC	432,861	10,402,733
Experian PLC	188,100	2,931,940
GlaxoSmithKline PLC	447,500	9,995,821
HSBC Holdings PLC	1,669,228	14,812,781
IG Group Holdings PLC	68,300	491,607
International Power PLC	894,621	5,795,336
Intertek Group PLC	39,600	1,590,473
ITV PLC	1,749,200	2,471,898
Johnson Matthey PLC	166,600	6,286,189
Kazakhmys PLC	148,300	2,153,830
Legal & General Group PLC	1,701,808	3,557,711
Lloyds Banking Group PLC(a)	11,164,900	6,001,271
Next PLC	50,500	2,409,512
Pearson PLC	120,400	2,243,556
Rolls-Royce Holdings PLC(a)	349,500	4,539,288
Royal Dutch Shell PLC, Class B	246,174	8,660,653
SABMiller PLC	142,700	5,727,903
Scottish & Southern Energy PLC	158,800	3,375,670
Serco Group PLC	186,024	1,614,185
Shire PLC	156,000	5,040,347
Tullow Oil PLC	150,700	3,680,754
UBM PLC	206,600	2,068,660
Unilever PLC	248,600	8,207,206
Vodafone Group PLC	6,702,400	18,460,693
William Hill PLC	378,600	1,582,963
Wolseley PLC	122,900	4,686,435
Total		238,309,454
Total Common Stocks (Cost: $1,059,681,316)		$1,164,663,314

Preferred Stocks 1.3%
GERMANY 1.3%
Henkel AG & Co. KGaA	34,700	$2,542,589
ProSiebenSat.1 Media AG	154,200	3,963,001
Volkswagen AG	56,800	9,988,184
Total		16,493,774
Total Preferred Stocks (Cost: $14,916,393)		$16,493,774

		Shares	Value

Money Market Funds 3.3%
Columbia Short-Term Cash Fund, 0.161%(c)(d)		39,855,389	$39,855,389
Total Money Market Funds (Cost: $39,855,389)			$39,855,389

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 7.9%
Asset-Backed Commercial Paper 0.7%
Antalis US Funding Corp.
04/05/12	0.310%	2,999,819	$2,999,819
Atlantic Asset Securitization LLC
04/05/12	0.300%	2,999,825	2,999,825
LMA Americas LLC
04/03/12	0.310%	2,999,819	2,999,819
Total			8,999,463
Certificates of Deposit 1.1%
ABN AMRO Bank N.V.
06/21/12	0.400%	2,996,936	2,996,936
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	1,000,000	1,000,000
Natixis
04/03/12	0.260%	3,000,000	3,000,000
Pohjola Bank PLC
04/16/12	0.330%	1,000,000	1,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	3,000,000	3,000,000
United Overseas Bank Ltd.
04/16/12	0.230%	2,000,000	2,000,000
Total			12,996,936
Commercial Paper 0.4%
Societe Generale
04/03/12	0.300%	2,999,825	2,999,825
Suncorp Metway Ltd.
05/21/12	0.480%	1,998,320	1,998,320
Total			4,998,145
Repurchase Agreements 5.7%
Citibank NA dated 03/30/12, matures 04/02/12, repurchase price $11,000,156(e)
	0.170%	11,000,000	11,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $3,000,045(e)
	0.180%	$3,000,000	$3,000,000
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $25,000,563(e)
	0.270%	25,000,000	25,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,108(e)
	0.260%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $10,000,167(e)
	0.200%	$10,000,000	$10,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(e)
	0.270%	5,000,000	5,000,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,498,433(e)
	0.200%	10,498,258	10,498,258
Total			69,498,258
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $96,492,802)			$96,492,802
Total Investments
(Cost: $1,210,945,900)(f)			$1,317,505,279(g)
Other Assets & Liabilities, Net			(93,793,809)
Net Assets			$1,223,711,470

Investment in Derivatives

At March 31, 2012, $1,500,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at March 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
E-Mini MCSI EAFE Index	250	$19,270,000	June 2012	$175,000	$—

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At March 31, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(d)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$33,560,074	$48,859,369	$(42,564,054)	$—	$39,855,389	$13,002	$39,855,389

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.170%)

Security Description	Value
Fannie Mae REMICS	$5,617,527
Freddie Mac REMICS	4,225,893
Government National Mortgage Association	1,376,580
Total Market Value of Collateral Securities	$11,220,000

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$864,996
Fannie Mae-Aces	95,433
Freddie Mac REMICS	830,831
Ginnie Mae II Pool	81,049
Government National Mortgage Association	1,187,691
Total Market Value of Collateral Securities	$3,060,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$246,432
Government National Mortgage Association	1,844,190
United States Treasury Note/Bond	23,409,378
Total Market Value of Collateral Securities	$25,500,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$861,188
Fannie Mae REMICS	1,480,776
Freddie Mac Gold Pool	180,129
Freddie Mac REMICS	1,777,679
Government National Mortgage Association	207,600
United States Treasury Inflation Indexed Bonds	186,044
United States Treasury Note/Bond	406,695
Total Market Value of Collateral Securities	$5,100,111

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$5,713,592
Freddie Mac Gold Pool	4,486,408
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$6,376
Fannie Mae Pool	1,394,007
Fannie Mae REMICS	238,011
Fannie Mae-Aces	6,753
Federal Farm Credit Bank	203,073
Federal Home Loan Banks	102,197
Federal Home Loan Mortgage Corp	153,519
Federal National Mortgage Association	177,266
Freddie Mac Coupon Strips	11,549
Freddie Mac Gold Pool	463,542
Freddie Mac Non Gold Pool	104,350
Freddie Mac Reference REMIC	15
Freddie Mac REMICS	386,122
Ginnie Mae I Pool	471,803
Ginnie Mae II Pool	707,404
Government National Mortgage Association	315,987
United States Treasury Bill	73,942
United States Treasury Inflation Indexed Bonds	13,990
United States Treasury Note/Bond	258,941
United States Treasury Strip Coupon	11,153
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$10,708,287
Total Market Value of Collateral Securities	$10,708,287

(f)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $1,210,946,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$131,928,000
Unrealized Depreciation	(25,369,000)
Net Unrealized Appreciation	$106,559,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
SDR	Swedish Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$—	$131,371,752	$—	$131,371,752
Consumer Staples	—	121,966,409	—	121,966,409
Energy	—	107,035,692	—	107,035,692
Financials	—	255,316,231	—	255,316,231
Health Care	—	108,043,486	—	108,043,486
Industrials	—	145,301,289	—	145,301,289
Information Technology	—	58,468,869	—	58,468,869
Materials	—	124,380,622	—	124,380,622
Telecommunication Services	—	68,134,052	—	68,134,052
Utilities	—	44,644,912	—	44,644,912
Preferred Stocks
Consumer Discretionary	—	13,951,185	—	13,951,185
Consumer Staples	—	2,542,589	—	2,542,589
Total Equity Securities	—	1,181,157,088	—	1,181,157,088

Other
Money Market Funds	39,855,389	—	—	39,855,389
Investments of Cash Collateral Received for Securities on Loan	—	96,492,802	—	96,492,802
Total Other	39,855,389	96,492,802	—	136,348,191

Investments in Securities	39,855,389	1,277,649,890	—	1,317,505,279
Derivatives
Assets
Futures Contracts	175,000	—	—	175,000
Total	$40,030,389	$1,277,649,890	$—	$1,317,680,279

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Wells Fargo Short Duration Government Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 1.2%

Banking 1.2%

Nordea Eiendomskreditt AS(a)(b)
04/07/14	0.889%	$22,590,000	$22,045,565

Total Corporate Bonds & Notes (Cost: $22,590,000)			$22,045,565

Residential Mortgage-Backed Securities - Agency 43.8%

Federal Home Loan Mortgage Corp.(b)(c)
01/01/42	2.400%	112,384	116,586
08/01/41	3.575%	6,880,847	7,221,393
05/01/38	5.162%	7,763,309	8,367,222
04/01/37	5.609%	4,113,981	4,448,926
03/01/36	5.645%	6,333,014	6,866,509
01/01/38	5.655%	2,291,846	2,478,218
07/01/38	5.664%	3,846,720	4,202,227
07/01/38	5.715%	16,346,520	17,707,222
11/01/37	5.725%	1,484,667	1,610,502
08/01/36	5.860%	2,152,681	2,335,779
05/01/36	5.878%	8,927,392	9,654,062
Structured Pass-Through Securities
CMO Series T-41 Class 3A
07/25/32	6.966%	2,507,284	2,875,692
CMO Series T-51 Class 2A
08/25/42	7.500%	2,741,543	3,225,027
Federal Home Loan Mortgage Corp.(c)
11/01/37-12/01/38	6.500%	4,768,733	5,334,633
05/01/35	7.000%	10,670,112	12,448,397
CMO Series 3035 Class PA
09/15/35	5.500%	5,000,253	5,526,558
CMO Series 3537 Class DL
05/15/39	6.000%	11,741,834	13,037,327
CMO Series 3539 Class PM
05/15/37	4.500%	2,598,232	2,744,027
CMO Series 3560 Class DJ
03/15/39	5.000%	7,118,442	7,564,676
CMO Series 3674 Class HJ
04/15/40	6.000%	30,001,017	33,055,529
CMO Series 3704 Class CT
12/15/36	7.000%	3,561,990	4,216,094
CMO Series T-42 Class A5
02/25/42	7.000%	83,121	99,411
Structured Pass-Through Securities
CMO Series T-55 Class 1A2
03/25/43	7.500%	2,499	2,841
CMO Series T-57 Class 1A3
07/25/43	7.500%	630,600	725,520
CMO Series T-59 Class 1A3
10/25/43	7.000%	257,789	294,464
CMO Series T-60 Class 1A2
03/25/44	7.500%	251,929	296,294
CMO Series T-60 Class 1A3
03/25/44	5.500%	103,813	118,868
Federal Home Loan Mortgage Corp.(c)(d)
02/01/35	6.000%	8,159,435	9,126,148

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

Federal National Mortgage Assocation(c)(d)
12/01/33	6.500%	$5,701,879	$6,522,789
Federal National Mortgage Association(b)(c)
02/01/42	2.599%	5,476,913	5,689,465
10/01/41	3.080%	2,418,872	2,524,383
09/01/41	3.271%	19,809,219	20,705,832
09/01/41	3.298%	19,481,172	20,366,291
08/01/41	3.314%	14,160,527	14,793,969
10/01/41	3.410%	5,330,581	5,610,084
09/01/41	3.600%	14,883,436	15,707,909
08/01/41	3.604%	5,000,595	5,268,001
08/01/41	3.731%	7,575,938	7,984,276
06/01/39	5.085%	6,419,471	6,900,097
04/01/38	5.153%	4,671,656	5,030,672
07/01/36	5.646%	5,045,740	5,457,196
04/01/36	5.772%	2,069,300	2,250,783
06/01/37	5.845%	12,509,244	13,547,584
CMO Series 2001-W3 Class A
09/25/41	7.000%	219,452	251,469
CMO Series 2002-W6 Class 2A
06/25/42	7.115%	4,239,508	4,883,626
CMO Series 2002-W6 Class 2A1
06/25/42	6.646%	15,224	17,228
CMO Series 2002-W8 Class A3
06/25/42	5.301%	193,327	220,862
CMO Series 2003-W1 Class 2A
12/25/42	7.073%	413,727	481,559
CMO Series 2003-W4 Class 4A
10/25/42	7.281%	1,311,474	1,524,030
CMO Series 2006-4 Class MD
03/25/35	7.084%	2,257,000	2,591,627
CMO Series 2010-111 Class WA
10/25/40	6.036%	2,748,293	3,157,975
CMO Series 2010-64 Class BA
05/25/40	7.500%	12,124,868	12,914,236
Federal National Mortgage Association(c)
02/01/41	6.500%	4,064,235	4,612,538
04/01/35-03/01/40	6.000%	76,931,487	85,377,306
08/01/36-08/01/39	6.500%	63,548,381	72,198,466
04/01/35	7.000%	4,176,849	4,842,527
CMO Series 1999-T2 Class A1
01/19/39	7.000%	462,844	524,894
CMO Series 2000-T6 Class A1
06/25/30	7.500%	952,370	1,104,122
CMO Series 2001-50 Class BA
10/25/31	7.500%	125,358	135,327
CMO Series 2001-T1 Class A1
10/25/40	7.500%	3,704,027	4,335,333
CMO Series 2001-T3 Class A1
11/25/40	7.500%	1,049,210	1,199,756
CMO Series 2001-T4 Class A1
07/25/41	7.500%	153,245	178,255
CMO Series 2001-T8 Class A1
07/25/41	7.500%	2,812,836	3,104,720
CMO Series 2002-14 Class A1
01/25/42	7.000%	1,105,114	1,271,432

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 2002-14 Class A2
01/25/42	7.500%	$2,247,100	$2,614,907
CMO Series 2002-26 Class A1
01/25/48	7.000%	1,496,258	1,754,352
CMO Series 2002-26 Class A2
01/25/48	7.500%	2,028,954	2,349,042
CMO Series 2002-33 Class A2
06/25/32	7.500%	236,670	272,574
CMO Series 2002-90 Class A1
06/25/42	6.500%	41,637	48,181
CMO Series 2002-T12 Class A3
05/25/42	7.500%	920,429	1,081,368
CMO Series 2002-T16 Class A2
07/25/42	7.000%	42,914	49,867
CMO Series 2002-T19 Class A3
07/25/42	7.500%	1,590,626	1,892,658
CMO Series 2002-W1 Class 2A
02/25/42	7.500%	833,353	967,528
CMO Series 2003-W2 Class 1A1
07/25/42	6.500%	29,606	34,014
CMO Series 2004-W2 Class 5A
03/25/34	5.000%	515,076	597,779
CMO Series 2004-W14 Class 2A
07/25/44	7.500%	232,748	268,694
CMO Series 2004-W9 Class 1A3
02/25/44	6.050%	7,903,389	8,495,530
CMO Series 2004-W9 Class 2A3
02/25/44	7.500%	1,437,904	1,666,036
CMO Series 2005-W1 Class 1A4
10/25/44	7.500%	2,728,628	3,189,068
CMO Series 2005-W3 Class 1A
03/25/45	7.500%	2,479,313	2,929,698
CMO Series 2005-W4 Class 1A3
08/25/35	7.000%	153,752	176,998
CMO Series 2006-114 Class PD
12/25/36	4.500%	12,904,970	14,631,147
CMO Series 2008-46 Class LA
06/25/38	5.500%	13,064,862	14,474,199
CMO Series 2009-111 Class CL
03/25/38	4.500%	3,896,172	4,104,279
CMO Series 2009-14 Class A
06/25/35	6.000%	5,781,892	6,669,704
CMO Series 2009-19 Class TA
12/25/37	4.500%	3,047,639	3,159,252
CMO Series 2009-47 Class MT
07/25/39	7.000%	2,623,535	2,926,592
CMO Series 2009-47 Class PA
07/25/39	7.000%	9,395,976	9,950,256
CMO Series 2010-60 Class HJ
05/25/40	5.500%	35,293,740	39,034,752
CMO Series 2010-71 Class HJ
07/25/40	5.500%	6,155,692	6,795,172
CMO Series 2012-3 Class CD
02/25/42	7.000%	17,244,008	19,555,245
CMO Series 2044-W8 Class 3A
06/25/44	7.500%	2,337,116	2,738,345
Federal National Mortgage Association(c)(d)
05/01/27	3.000%	42,500,000	43,881,248

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

Federal National Mortgage Association(c)(e)
08/01/37	6.000%	$33,936,928	$37,776,046
Government National Mortgage Association(b)(c)
09/20/41-01/20/42	3.500%	39,811,321	42,167,201
Government National Mortgage Association(c)
09/15/35	6.000%	29,817,131	33,890,448
08/15/36	6.500%	3,274,521	3,773,786
CMO Series 2009-42 Class CT
08/16/35	6.000%	10,520,626	11,958,257

Total Residential Mortgage-Backed Securities - Agency (Cost: $829,927,278)			$834,860,994

Commercial Mortgage-Backed Securities - Agency 0.6%

Federal National Mortgage Association(c)
07/01/12	6.051%	4,796,253	4,883,111
CMO Series 2011-M2 Class A1
07/25/21	2.019%	6,353,230	6,434,850

Total Commercial Mortgage-Backed Securities - Agency (Cost: $11,219,910)			$11,317,961

Commercial Mortgage-Backed Securities - Non-Agency 6.6%

Banc of America Commercial Mortgage, Inc. Series 2005-6 Class A4(b)(c)
09/10/47	5.366%	4,127,000	4,608,510
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2004-6 Class A5(c)
12/10/42	4.811%	5,690,600	6,088,675
Bear Stearns Commercial Mortgage Securities Series 2004-PWR4 Class A2(b)(c)
06/11/41	5.286%	4,139,045	4,293,526
Citigroup Commercial Mortgage Trust Series 2005-EMG Class A4(a)(c)
09/20/51	4.518%	2,958,318	3,022,496
Commercial Mortgage Pass-Through Certificates Series 2005-LP5 Class A4(b)(c)
05/10/43	4.982%	6,600,000	7,241,414
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1 Class A4(b)(c)
02/15/38	5.014%	4,577,000	4,982,005
DDR Corp. Series 2009-DDR1 Class A(a)(c)
10/14/22	3.807%	25,392,187	26,744,600

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Extended Stay America Trust Series 2010-ESHA Class A(a)(c)
11/05/27	2.951%	$22,227,820	$22,471,875
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4(b)(c)
08/10/38	0.546%	4,734,000	5,071,974
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class A41(b)(c)
04/10/37	5.243%	8,907,000	9,594,781
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2010-C1 Class A1(a)(c)
06/15/43	3.853%	4,262,086	4,522,265
LB-UBS Commercial Mortgage Trust(b)(c)
Series 2004-C6 Class A6
08/15/29	5.020%	4,984,000	5,345,514
Series 2005-C7 Class A3
11/15/30	5.603%	3,163,000	3,322,276
LB-UBS Commercial Mortgage Trust(c)
Series 2005-C2 Class A4
04/15/30	4.998%	1,245,842	1,282,993
Morgan Stanley Capital I(c)
Series 2005-T17 Class A5
12/13/41	4.780%	5,585,000	6,046,037
Series 2012-C4 Class A2
03/15/45	2.111%	11,238,000	11,381,336

Total Commercial Mortgage-Backed Securities - Non- Agency (Cost: $124,036,691)			$126,020,277

Asset-Backed Securities - Non-Agency 6.5%

Ally Master Owner Trust
Series 2011-4 Class A2
09/15/16	1.540%	7,225,000	7,239,190
Ally Master Owner Trust(b)
Series 2012-1 Class A1
02/15/17	1.042%	11,671,000	11,670,998
Avis Budget Rental Car Funding AESOP LLC Series 2001-2A Class A(a)
11/20/14	2.370%	9,638,000	9,835,933
Capital Auto Receivables Asset Trust Series 2008-1 Class A4A
07/15/14	4.460%	846,537	851,945
MMCA Automobile Trust Series 2009A Class A4(a)
11/15/15	6.250%	5,309,996	5,461,969
Nelnet Student Loan Trust(a)(b)
Series 2006-1 Class A4
11/23/22	1.090%	13,175,000	13,011,304

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Nelnet Student Loan Trust(b)
Series 2006-2 Class A4
10/26/26	0.583%	$17,243,000	$17,065,125
SLM Student Loan Trust
Series 2002-6 Class A4CP
03/15/19	7.500%	3,396,740	3,399,654
Series 2011-C Class A1
12/15/23	1.750%	5,962,183	5,930,796
SLM Student Loan Trust(a)(b)
Series 2004-1 Class A3
04/25/23	1.640%	6,845,000	6,752,573
SLM Student Loan Trust(b)
Series 2003-14 Class A5
01/25/23	0.790%	9,092,000	8,987,991
Series 2005-1 Class A2
04/27/20	0.676%	3,756,433	3,725,426
Series 2005-10 Class A5
07/26/21	0.690%	15,737,000	15,035,957
Series 2008-4 Class A3
10/25/17	0.546%	4,229,000	4,307,174
Series 2010-1 Class A
03/25/25	1.716%	3,896,767	3,882,364
Series 2011-B Class A1
12/16/24	0.639%	6,066,484	6,037,930

Total Asset-Backed Securities - Non-Agency (Cost: $123,100,200)			$123,196,329

U.S. Treasury Obligations 37.5%

U.S. Treasury Note(d)
03/31/14	0.250%	24,906,000	24,859,301
U.S. Treasury Note(e)
02/28/14	0.250%	7,029,000	7,018,569
U.S. Treasury
12/31/13	0.125%	68,944,000	68,706,971
10/15/14	0.500%	60,143,000	60,204,105
U.S. Treasury(e)
11/30/13	0.250%	131,520,000	131,381,247
01/31/14	2.375%	101,455,000	104,070,611
11/15/14	0.375%	60,096,000	59,945,760
02/15/15	0.250%	69,441,000	68,941,858
03/15/15	0.375%	117,354,000	116,904,769
U.S. Treasury(f)
02/28/15	0.000%	69,531,000	73,213,970

Total U.S. Treasury Obligations (Cost: $715,640,936)			$715,247,161

U.S. Government & Agency Obligations 2.7%

Federal Home Loan Banks Senior Unsecured
05/28/14	1.375%	50,000,000	51,065,550

Total U.S. Government & Agency Obligations (Cost: $50,966,509)			$51,065,550

		Shares	Value

Money Market Funds 6.6%

Columbia Short-Term Cash Fund,
0.161%(g)(h)		126,265,378	$126,265,378

Total Money Market Funds (Cost: $126,265,378)			$126,265,378

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 18.5%

Asset-Backed Commercial Paper 1.5%

Atlantic Asset Securitization LLC
04/05/12	0.300%	4,999,708	$4,999,708
Atlantis One
08/01/12	0.662%	9,966,633	9,966,633
Kells Funding LLC
06/04/12	0.501%	13,981,528	13,981,528
Total			28,947,869

Certificates of Deposit 8.5%

Australia and New Zealand Bank Group, Ltd.
05/09/12	0.500%	10,000,000	10,000,000
Bank of Nova Scotia
05/03/12	0.373%	9,000,000	9,000,000
07/26/12	0.321%	4,000,000	4,000,000
Barclays Bank PLC
04/18/12	0.600%	7,000,000	7,000,000
DZ Bank AG
04/10/12	0.230%	5,000,000	5,000,000
04/16/12	0.220%	10,000,000	10,000,000
Den Danske Bank
04/02/12	0.200%	5,000,000	5,000,000
Deutsche Bank AG
09/14/12	0.750%	4,000,000	4,000,000
DnB NOR ASA
09/14/12	0.530%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
04/26/12	0.300%	2,000,000	2,000,000
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	10,000,000	10,000,000
National Australia Bank
04/30/12	0.391%	9,000,000	9,000,000
National Bank of Canada
05/08/12	0.393%	8,000,000	8,000,000
Norinchukin Bank
05/21/12	0.470%	10,000,000	10,000,000
Rabobank
07/31/12	0.660%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Skandinaviska Enskilda Banken
05/21/12	0.340%	$5,000,000	$5,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	17,000,000	17,000,000
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	10,000,000	10,000,000
Svenska Handelsbanken
08/30/12	0.580%	7,000,000	7,000,000
Union Bank of Switzerland
07/24/12	0.790%	5,000,000	5,000,000
United Overseas Bank Ltd.
04/16/12	0.230%	10,000,000	10,000,000
Total			162,000,000

Commercial Paper 6.3%

Caisse d’Amortissement de la Dette Sociale
05/02/12	0.671%	14,974,596	14,974,596
Development Bank of Singapore Ltd.
07/27/12	0.561%	9,973,867	9,973,867
DnB NOR
08/30/12	0.491%	10,000,000	10,000,000
HSBC Bank PLC
04/13/12	0.481%	11,970,720	11,970,720
Mitsubishi UFJ Trust and Banking Corp.
05/03/12	0.430%	14,987,279	14,987,279
Skandinaviska Enskilda Banken AB
05/03/12	0.350%	4,996,840	4,996,840
Suncorp Metway Ltd.
04/05/12	0.500%	9,991,111	9,991,111
04/11/12	0.480%	4,995,800	4,995,800
05/21/12	0.480%	4,995,800	4,995,800
Svenska Handelsbank
05/23/12	0.300%	4,996,458	4,996,458
Swedish National Housing Finance Corp. (SBAB)
04/19/12	0.295%	9,997,214	9,997,214
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
Westpac Securities NZ Ltd.
04/20/12	0.531%	12,964,976	12,964,976
Total			119,833,099

Repurchase Agreements 2.2%

Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $30,000,650(i)
	0.260%	30,000,000	30,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $12,028,634(i)
	0.200%	$12,028,433	$12,028,433
Total			42,028,433

Investments of Cash Collateral Received for Securities on Loan (continued)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $352,809,401)	$352,809,401

Total Investments
(Cost: $2,356,556,303)(j)	$2,362,828,616(k)
Other Assets & Liabilities, Net	(457,629,238)

Net Assets	$1,905,199,378

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $113,868,580 or 5.98% of net assets.

(b)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2012.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	At March 31, 2012, security was partially or fully on loan.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(h)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$91,890,502	$511,902,161	$(477,527,285)	$—	$126,265,378	$24,913	$126,265,378

(i)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$5,167,125
Fannie Mae REMICS	8,884,658
Freddie Mac Gold Pool	1,080,773
Freddie Mac REMICS	10,666,076
Government National Mortgage Association	1,245,597
United States Treasury Inflation Indexed Bonds	1,116,263
United States Treasury Note/Bond	2,440,171
Total Market Value of Collateral Securities	$30,600,663

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$12,269,075
Total Market Value of Collateral Securities	$12,269,075

(j)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $2,356,556,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,473,000
Unrealized Depreciation	(3,200,000)
Net Unrealized Appreciation	$6,273,000

(k)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Bonds
Corporate Bonds & Notes	$—	$22,045,565	$—	$22,045,565
Residential Mortgage-Backed Securities - Agency	—	834,860,994	—	834,860,994
Commercial Mortgage-Backed Securities - Agency	—	11,317,961	—	11,317,961
Commercial Mortgage-Backed Securities - Non-Agency	—	126,020,277	—	126,020,277
Asset-Backed Securities - Non-Agency	—	123,196,329	—	123,196,329
U.S. Treasury Obligations	715,247,161	—	—	715,247,161
U.S. Government & Agency Obligations	—	51,065,550	—	51,065,550
Total Bonds	715,247,161	1,168,506,676	—	1,883,753,837

Other
Money Market Funds	126,265,378	—	—	126,265,378
Investments of Cash Collateral Received for Securities on Loan	—	352,809,401	—	352,809,401
Total Other	126,265,378	352,809,401	—	479,074,779
Total	$841,512,539	$1,521,316,077	$—	$2,362,828,616

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 23, 2012